Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 43 .2% ) Value
Unaffiliated  (0.7%)
615 Direxion Daily S&P 500 $ 70,036
828 Direxion Daily Small Cap Bull 3X
Shares 71,589
2,475 ProShares Ultra S&P 500
a
309,152
343 ProShares UltraPro QQQ 45,530
28,540 SPDR S&P 500 ETF Trust 12,515,075
11,509 SPDR S&P Biotech ETF
a
1,420,326
11,416 SPDR S&P Oil & Gas Exploration
ETF
a
945,245
Total 15,376,953
Affiliated  (42.5%)
4,541,124 Thrivent Core Emerging Markets
Equity Fund 54,402,671
5,427,302 Thrivent Core International Equity
Fund 60,188,784
5,249,731 Thrivent Core Low Volatility Equity
Fund 76,331,091
1,681,646 Thrivent Global Stock Fund, Class
S 53,526,783
1,541,368 Thrivent High Yield Fund, Class S 7,259,844
516,441 Thrivent Income Fund, Class S 5,138,590
12,978,753 Thrivent International Allocation
Fund, Class S 156,134,396
8,840,280 Thrivent Large Cap Growth Fund,
Class S 180,606,924
3,422,664 Thrivent Large Cap Value Fund,
Class S 96,929,851
593,855 Thrivent Limited Maturity Bond
Fund, Class S 7,553,841
3,067,913 Thrivent Mid Cap Stock Fund,
Class S 120,538,314
1,517,745 Thrivent Small Cap Stock Fund,
Class S 52,847,874
Total 871,458,963
Total Registered Investment
Companies (cost $547,058,204) 886,835,916
Shares Common Stock ( 42 .9% ) Value
Communications Services (1.8%)
5,555 Activision Blizzard, Inc. 464,509
2,194 Alphabet, Inc., Class A
b
5,911,799
1,488 Alphabet, Inc., Class C
b
4,024,177
12,672 AMC Networks, Inc.
b
634,107
2,883 ANGI Homeservices, Inc.
b
33,183
33,842 AT&T, Inc. 949,268
7,516 Audacy, Inc.
b
26,832
2,590 Cars.com, Inc.
b
31,287
532 Charter Communications, Inc.
b
395,835
70,100 Comcast Corporation 4,123,983
35,458 Discovery, Inc., Class A
a,b
1,028,637
16,012 DISH Network Corporation
b
670,743
694 E.W. Scripps Company 13,241
1,523 EchoStar Corporation
b
33,963
6,681 Electronic Arts, Inc. 961,797
9,207 Facebook, Inc.
b
3,280,454
1,365 Gannett Company, Inc.
b
7,876
2,432 Gray Television, Inc. 53,917
701 Hemisphere Media Group, Inc.
b
8,910
3,939 Interpublic Group of Companies,
Inc. 139,283
7,196 Live Nation Entertainment, Inc.
b
567,692
1,080 Lumen Technologies, Inc. 13,468
Shares Common Stock (42.9%) Value
Communications Services (1.8%) - continued
18,045 Match Group, Inc.
b
$ 2,874,027
15,744 Omnicom Group, Inc. 1,146,478
109,555 QuinStreet, Inc.
b
2,009,239
6,646 RingCentral, Inc.
b
1,776,276
3,256 Telephone & Data Systems, Inc. 72,772
8,871 Twitter, Inc.
b
618,752
528 United States Cellular Corporation
b
19,198
67,495 Verizon Communications, Inc. 3,764,871
433 Walt Disney Company
b
76,217
5,922 Zillow Group, Inc.
b
634,424
Total 36,367,215
Consumer Discretionary (5.3%)
2,082 Adient plc
b
87,715
1,929 Amazon.com, Inc.
b
6,418,921
13,678 American Axle & Manufacturing
Holdings, Inc.
b
132,540
247 America's Car-Mart, Inc.
b
39,273
33,940 Aptiv plc
b
5,662,889
1,203 AutoZone, Inc.
b
1,953,155
16,557 Bally's Corporation
b
815,432
1,393 Bed Bath & Beyond, Inc.
b
39,756
1,604 BJ's Restaurants, Inc.
b
65,090
1,191 Brunswick Corporation 124,340
6,053 Burlington Stores, Inc.
b
2,026,544
22,577 Caesars Entertainment, Inc.
b
1,972,327
1,430 Carvana Company
b
482,711
36,702 Cedar Fair, LP
b
1,541,484
13,330 Chegg, Inc.
b
1,181,438
16,635 Chewy, Inc.
a,b
1,392,350
9,770 Chico's FAS, Inc.
b
60,379
486 Children's Place, Inc.
b
40,984
2,577 Chipotle Mexican Grill, Inc.
b
4,802,085
11,213 Choice Hotels International, Inc. 1,344,439
416 Churchill Downs, Inc. 77,293
13,720 Clarus Corporation 391,294
94,416 Cooper-Standard Holdings, Inc.
b
2,459,537
1,897 Cracker Barrel Old Country Store,
Inc. 258,333
20,013 Crocs, Inc.
b
2,717,966
3,842 Culp, Inc. 57,515
14,218 D.R. Horton, Inc. 1,356,824
9,431 Dana, Inc. 227,853
2,037 Darden Restaurants, Inc. 297,158
424 Deckers Outdoor Corporation
b
174,200
1,018 Denny's Corporation
b
14,323
4,601 Dick's Sporting Goods, Inc. 479,148
900 Dorman Products, Inc.
b
91,035
71,796 Duluth Holdings, Inc.
b
1,074,786
8,090 Emerald Holding, Inc.
b
31,956
233,520 Everi Holdings, Inc.
b
5,298,569
4,330 Expedia Group, Inc.
b
696,567
25,180 Farfetch, Ltd.
b
1,262,022
12,878 Five Below, Inc.
b
2,503,741
5,571 Foot Locker, Inc. 317,881
770 Fox Factory Holding Corporation
b
124,386
12,403 Gap, Inc. 361,796
1,437 Garmin, Ltd. 225,896
10,653 Genius Brands International, Inc.
b
16,725
23,188 Gentex Corporation 789,088
3,592 Genuine Parts Company 455,897
5,935 G-III Apparel Group, Ltd.
b
177,219
5,684 Goodyear Tire & Rubber
Company
b
89,296
6,169 GoPro, Inc.
b
63,171

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.9%) Value
Consumer Discretionary (5.3%) - continued
77 Graham Holdings Company $ 51,179
2,237 Grand Canyon Education, Inc.
b
206,632
773 Group 1 Automotive, Inc. 134,301
851 GrowGeneration Corporation
b
34,610
7,580 Guess ?, Inc. 169,186
11,163 H&R Block, Inc. 274,052
17,889 Hanesbrands, Inc. 326,653
19,301 Harley-Davidson, Inc. 764,706
5,742 Home Depot, Inc. 1,884,467
2,826 KB Home 119,935
24,708 Kohl's Corporation 1,255,166
7,866 Lear Corporation 1,376,393
52,641 Leggett & Platt, Inc. 2,528,347
6,697 Lithia Motors, Inc. 2,526,242
19,397 Lowe's Companies, Inc. 3,737,608
3,430 Lululemon Athletica, Inc.
b
1,372,583
1,995 M.D.C. Holdings, Inc. 106,373
9,886 Macy's, Inc.
b
168,062
21,511 Magnite, Inc.
b
651,783
3,440 Marriott International, Inc.
b
502,171
385 Marriott Vacations Worldwide
Corporation
b
56,737
11,911 Mattel, Inc.
b
258,707
3,766 McDonald's Corporation 914,046
307 Mercadolibre, Inc.
b
481,591
33,787 Miller Industries, Inc. 1,267,350
4,458 Mohawk Industries, Inc.
b
868,864
5,621 NIKE, Inc. 941,574
13,948 Nordstrom, Inc.
a,b
461,679
8,692 Norwegian Cruise Line Holdings,
Ltd.
a,b
208,869
752 NVR, Inc.
b
3,927,395
14,622 Ollie's Bargain Outlet Holdings,
Inc.
b
1,361,308
9,705 Papa John's International, Inc. 1,107,535
10,183 Park Hotels & Resorts, Inc.
b
188,386
10,073 Penn National Gaming, Inc.
b
688,792
24,296 Planet Fitness, Inc.
b
1,827,788
282 Pool Corporation 134,745
613 Purple Innovation, Inc.
b
16,146
1,071 PVH Corporation
b
112,048
64,063 Qurate Retail, Inc. 759,787
1,083 RH
b
719,199
4,265 Ross Stores, Inc. 523,273
3,054 Ruth's Hospitality Group, Inc.
b
60,988
28,700 Skyline Corporation
b
1,618,680
20,555 Sleep Number Corporation
b
2,039,262
21,379 Sony Group Corporation ADR 2,229,830
2,132 Standard Motor Products, Inc. 89,032
47,472 Stoneridge, Inc.
b
1,374,314
726 Strategic Education, Inc. 57,565
33,588 Taylor Morrison Home Corporation
b
900,830
1,969 Tenneco, Inc.
b
34,280
2,762 Tesla, Inc.
b
1,898,046
1,492 Thor Industries, Inc. 176,593
101,714 ThredUp, Inc.
b
2,426,896
9,420 Toll Brothers, Inc. 558,323
2,300 TopBuild Corporation
b
466,187
15,054 Tri Pointe Homes, Inc.
b
363,102
14,840 TripAdvisor, Inc.
b
563,178
3,606 Tupperware Brands Corporation
b
75,329
4,688 Ulta Beauty, Inc.
b
1,574,230
2,179 Urban Outfitters, Inc.
b
81,015
846 Vail Resorts, Inc.
b
258,199
197 Williams-Sonoma, Inc. 29,885
Shares Common Stock (42.9%) Value
Consumer Discretionary (5.3%) - continued
8,285 Wingstop, Inc. $ 1,419,303
39 Winmark Corporation 8,222
1,466 Wolverine World Wide, Inc. 49,170
22,123 Wyndham Hotels & Resorts, Inc. 1,594,183
4,879 Yum! Brands, Inc. 641,052
35,719 Zumiez, Inc.
b
1,559,134
Total 109,438,423
Consumer Staples (1.5%)
2,284 Altria Group, Inc. 109,724
5,572 BJ's Wholesale Club Holdings,
Inc.
b
282,166
3,783 Brown-Forman Corporation 268,290
758 Church & Dwight Company, Inc. 65,628
6,694 Colgate-Palmolive Company 532,173
3,160 Costco Wholesale Corporation 1,357,915
10,718 Coty, Inc.
b
93,568
6,944 Darling Ingredients, Inc.
b
479,622
78,571 e.l.f. Beauty, Inc.
b
2,169,345
4,902 Flowers Foods, Inc. 115,491
285 General Mills, Inc. 16,775
22,366 Hain Celestial Group, Inc.
b
892,627
1,541 Hershey Company 275,654
1,549 Ingredion, Inc. 136,018
11,251 John B. Sanfilippo & Son, Inc. 1,039,142
6,189 Kimberly-Clark Corporation 839,971
41,218 Lamb Weston Holdings, Inc. 2,752,126
312 Medifast, Inc. 89,079
8,769 Monster Beverage Corporation
b
827,092
671 PepsiCo, Inc. 105,314
2,508 Performance Food Group
Company
b
114,917
56,562 Philip Morris International, Inc. 5,661,291
1,435 Pilgrim's Pride Corporation
b
31,785
142,276 Primo Water Corporation 2,351,822
5,887 Procter & Gamble Company 837,308
551 Seneca Foods Corporation
b
30,162
7,016 Sprouts Farmers Markets, Inc.
b
172,453
81,990 Turning Point Brands, Inc. 4,347,110
1,298 Tyson Foods, Inc. 92,755
385 United Natural Foods, Inc.
b
12,751
3,368 US Foods Holding Corporation
b
115,657
987 Vector Group, Ltd. 13,186
28,034 Wal-Mart Stores, Inc. 3,996,247
Total 30,225,164
Energy (1.0%)
15,734 Antero Midstream Corporation 149,473
16,740 Antero Resources Corporation
b
227,664
6,005 APA Corporation 112,594
16,473 Archrock, Inc. 141,832
370 Bonanza Creek Energy, Inc. 14,234
47,747 BP plc ADR 1,154,522
121 Callon Petroleum Company
b
4,762
19,098 Centennial Resource
Development, Inc.
a,b
99,501
4,346 ChampionX Corporation
b
101,001
2,417 Chevron Corporation 246,075
770 Clean Energy Fuels Corporation
b
5,783
4,503 CNX Resources Corporation
b
54,486
24,059 ConocoPhillips 1,348,747
382 CONSOL Energy, Inc.
b
8,026
7,924 Continental Resources, Inc. 270,605
3,451 Core Laboratories NV 115,125
131,522 Devon Energy Corporation 3,398,528

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.9%) Value
Energy (1.0%) - continued
7,684 Diamondback Energy, Inc. $ 592,667
5,604 Dorian LPG, Ltd.
b
67,808
923 DT Midstream, Inc.
b
39,135
11,227 EnLink Midstream, LLC
b
62,534
52,305 Enterprise Products Partners, LP 1,180,524
6,519 EOG Resources, Inc. 474,974
27,350 Equitrans Midstream Corporation 224,817
4,791 Exterran Corporation
b
20,985
13,056 Exxon Mobil Corporation 751,634
38,049 Halliburton Company 786,853
17,683 Helix Energy Solutions Group, Inc.
b
73,384
85,445 Helmerich & Payne, Inc. 2,449,708
9,173 HollyFrontier Corporation 269,686
19,436 Kinder Morgan, Inc. 337,798
5,461 Kosmos Energy, Ltd.
b
12,615
2,253 Magnolia Oil & Gas Corporation
b
31,542
37,198 Marathon Oil Corporation 431,125
17,476 Marathon Petroleum Corporation 965,025
5,015 Matador Resources Company 154,963
88,003 Nine Energy Service, Inc.
b
231,448
899 Northern Oil and Gas, Inc. 15,526
9,926 Occidental Petroleum Corporation 259,069
126 Oceaneering International, Inc.
b
1,671
6,763 PBF Energy, Inc.
b
62,017
11,332 Pioneer Natural Resources
Company 1,647,333
3,018 Plains GP Holdings, LP
b
31,659
18,247 ProPetro Holding Corporation
b
137,765
5,251 RPC, Inc.
b
22,054
14,024 SM Energy Company 262,249
28,212 Southwestern Energy Company
b
132,878
20,994 Talos Energy, Inc.
b
242,271
2,108 Targa Resources Corporation 88,768
57,776 TechnipFMC plc
b
417,143
54 Texas Pacific Land Corporation 80,598
30,621 Transocean, Ltd.
b
110,542
7,332 Valero Energy Corporation 491,024
2,919 World Fuel Services Corporation 100,589
Total 20,715,339
Financials (6.6%)
247 1st Source Corporation 11,310
59,228 Air Lease Corporation 2,508,898
1,353 Alleghany Corporation
b
897,174
417 Allegiance Bancshares, Inc. 15,208
24,615 Ally Financial, Inc. 1,264,226
9,993 American Equity Investment Life
Holding Company 320,675
3,634 American Express Company 619,706
6,503 American Financial Group, Inc. 822,564
1,278 Ameriprise Financial, Inc. 329,162
15,884 Ameris Bancorp 772,121
59,356 Annaly Capital Management, Inc. 503,932
7,751 Apollo Commercial Real Estate
Finance, Inc. 117,970
46,054 Arch Capital Group, Ltd.
b
1,796,106
556 Argo Group International Holdings,
Ltd. 28,984
8,528 Arthur J. Gallagher & Company 1,188,036
2,187 Artisan Partners Asset
Management, Inc. 105,173
24,497 Associated Banc-Corp 485,041
61,469 Assured Guaranty, Ltd. 2,938,833
2,287 BancorpSouth Bank 59,005
113,545 Bank of America Corporation 4,355,586
Shares Common Stock (42.9%) Value
Financials (6.6%) - continued
1,097 Bank of Marin Bancorp $ 38,066
38,366 Bank of N.T. Butterfield & Son, Ltd. 1,271,449
3,585 BankFinancial Corporation 40,941
10,263 Banner Corporation 544,350
4,122 Berkshire Hathaway, Inc.
b
1,147,111
193 Berkshire Hills Bancorp, Inc. 5,219
1,371 BlackRock, Inc. 1,188,890
1,646 Blackstone Mortgage Trust, Inc. 53,363
519 Blucora, Inc.
b
8,750
519 BOK Financial Corporation 43,601
85,707 Bridgewater Bancshares, Inc.
b
1,390,168
7,334 Brighthouse Financial, Inc.
b
315,802
1,986 BrightSphere Investment Group 49,630
1,153 BrightSpire Capital, Inc. 10,965
4,563 Brookline Bancorp, Inc. 65,570
1,454 Brown & Brown, Inc. 79,098
56,470 Byline Bancorp, Inc. 1,389,727
16,117 Capital One Financial Corporation 2,606,119
1,282 Cboe Global Markets, Inc. 151,879
9,969 Central Pacific Financial
Corporation 255,206
42,047 Charles Schwab Corporation 2,857,094
15,868 Chimera Investment Corporation 233,577
12,950 Chubb, Ltd. 2,185,183
7,633 Cincinnati Financial Corporation 899,778
37,671 Citigroup, Inc. 2,547,313
10,369 Citizens Financial Group, Inc. 437,157
4,343 CME Group, Inc. 921,281
6,967 CNO Financial Group, Inc. 159,126
59,105 Columbia Banking System, Inc. 2,065,129
20,417 Comerica, Inc. 1,401,831
11,127 Community Trust Bancorp, Inc. 442,410
12,062 Customers Bancorp, Inc.
b
436,886
281 Diamond Hill Investment Group,
Inc. 48,402
13,913 Discover Financial Services 1,729,664
3,935 East West Bancorp, Inc. 279,975
3,859 Ellington Residential Mortgage
REIT 42,951
433 Employers Holdings, Inc. 17,978
6,083 Enova International, Inc.
b
201,286
40,369 Enterprise Financial Services
Corporation 1,799,246
66,929 Equitable Holdings, Inc. 2,066,098
5,626 Essent Group, Ltd. 254,126
16,031 Evercore, Inc. 2,119,298
36,841 F.N.B. Corporation 422,198
2,235 FactSet Research Systems, Inc. 798,521
403 Federal Agricultural Mortgage
Corporation 39,292
6,832 Financial Institutions, Inc. 201,134
162 First American Financial
Corporation 10,904
54,550 First Bancorp/Puerto Rico 661,691
15,017 First Busey Corporation 354,401
5,349 First Financial Bancorp 120,352
4,393 First Financial Corporation 175,940
12,641 First Horizon Corporation 195,303
486 First Mid-Illinois Bancshares, Inc. 19,775
445 First of Long Island Corporation 9,590
2,420 First Republic Bank 471,948
1,892 Flushing Financial Corporation 41,719
35,327 Fulton Financial Corporation 541,210
21,832 Glacier Bancorp, Inc. 1,125,658
7,056 Granite Point Mortgage Trust, Inc. 99,560
9,592 Great Southern Bancorp, Inc. 499,072

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.9%) Value
Financials (6.6%) - continued
504 Great Western Bancorp, Inc. $ 15,523
10,911 Hamilton Lane, Inc. 1,014,723
27,032 Hancock Whitney Corporation 1,181,569
10,609 Hanmi Financial Corporation 193,402
5,417 Hanover Insurance Group, Inc. 736,170
71,312 Heartland Financial USA, Inc. 3,253,253
5,610 Heritage Commerce Corporation 60,812
408 Heritage Financial Corporation 9,870
3,630 HomeStreet, Inc. 136,887
6,638 Hometrust Bancshares, Inc. 174,779
68,838 Hope Bancorp, Inc. 912,103
7,224 Horizon Bancorp, Inc. 120,713
13,265 Houlihan Lokey, Inc. 1,181,912
100,302 Huntington Bancshares, Inc. 1,412,252
12,697 Independent Bank Corporation 267,018
20,870 Invesco, Ltd. 508,811
34,175 J.P. Morgan Chase & Company 5,187,082
771 Jefferies Financial Group, Inc. 25,589
16,634 Kinsale Capital Group, Inc. 2,971,581
3,068 Ladder Capital Corporation 35,037
2,138 Lakeland Bancorp, Inc. 34,999
10,544 Lincoln National Corporation 649,721
3,361 Loews Corporation 180,250
1,418 LPL Financial Holdings, Inc. 199,995
151 MarketAxess Holdings, Inc. 71,751
8,305 Marsh & McLennan Companies,
Inc. 1,222,662
3,447 Mercantile Bank Corporation 107,719
23,769 MFA Financial, Inc. 111,001
4,662 Midland States Bancorp, Inc. 114,732
11,150 MidWestOne Financial Group, Inc. 324,800
1,197 Moody's Corporation 450,072
36,608 Morgan Stanley 3,513,636
1,434 Mr. Cooper Group, Inc.
b
53,316
3,903 MSCI, Inc. 2,326,032
116 National Western Life Group, Inc. 24,115
12,054 Navient Corporation 246,263
355 NBT Bancorp, Inc. 12,372
25,778 New York Community Bancorp,
Inc. 303,665
1,679 New York Mortgage Trust, Inc. 7,337
912 Newmark Group, Inc. 11,747
6,086 NMI Holdings, Inc.
b
134,014
5,159 Northern Trust Corporation 582,193
480 OceanFirst Financial Corporation 9,360
5,890 OFG Bancorp 136,059
10,888 Old National Bancorp 175,188
3,442 Old Second Bancorp, Inc. 39,858
12,894 PacWest Bancorp 513,439
269 Peapack-Gladstone Financial
Corporation 8,664
1,901 Peoples Bancorp, Inc. 56,060
20,888 Popular, Inc. 1,519,811
144 Preferred Bank 8,493
12,150 Premier Financial Corporation 325,377
14,394 Primerica, Inc. 2,104,691
8,160 QCR Holdings, Inc. 400,574
54,793 Radian Group, Inc. 1,237,226
17,887 Raymond James Financial, Inc. 2,316,009
2,326 Redwood Trust, Inc. 27,610
6,108 Regions Financial Corporation 117,579
7,839 Reinsurance Group of America,
Inc. 863,701
2,619 RenaissanceRe Holdings, Ltd. 399,895
73 RLI Corporation 7,912
Shares Common Stock (42.9%) Value
Financials (6.6%) - continued
4,636 S&P Global, Inc. $ 1,987,546
1,370 Safety Insurance Group, Inc. 104,969
69,225 Seacoast Banking Corporation of
Florida 2,103,748
8,701 SEI Investments Company 529,021
10,386 Selective Insurance Group, Inc. 844,901
6,097 Signature Bank 1,383,836
6,429 Starwood Property Trust, Inc. 167,347
5,808 State Street Corporation 506,109
5,184 Synchrony Financial 243,752
44,372 Synovus Financial Corporation 1,814,815
2,468 T. Rowe Price Group, Inc. 503,867
1,439 Territorial Bancorp, Inc. 36,752
11,198 Texas Capital Bancshares, Inc.
b
705,250
8,355 TMX Group, Ltd. 917,537
7,575 Torchmark Corporation 705,308
2,669 Towne Bank 79,563
8,560 TPG RE Finance Trust, Inc. 112,650
2,686 TriCo Bancshares 105,909
27,986 Triumph Bancorp, Inc.
b
2,145,407
32,572 Truist Financial Corporation 1,772,894
2,041 TrustCo Bank Corporation NY 68,639
2,964 Trustmark Corporation 88,979
65,278 Umpqua Holdings Corporation 1,231,796
447 Universal Insurance Holdings, Inc. 6,330
1,225 Univest Financial Corporation 33,516
28,768 Unum Group 788,243
203 Walker & Dunlop, Inc. 21,006
1,652 Washington Trust Bancorp, Inc. 80,535
87,364 Wells Fargo & Company 4,013,502
2,164 WesBanco, Inc. 69,854
163 Westamerica Bancorporation 9,055
79,795 Western Alliance Bancorp 7,406,572
8,296 Western Asset Mortgage Capital
Corporation 25,718
9,852 Wintrust Financial Corporation 703,433
53,953 Zions Bancorporations NA 2,813,649
3,877 Zurich Insurance Group AG 1,563,109
Total 134,773,772
Health Care (6.1%)
2,301 Abbott Laboratories 278,375
10,077 AbbVie, Inc. 1,171,955
37,879 ACADIA Pharmaceuticals, Inc.
b
819,323
376 Acceleron Pharma, Inc.
b
47,023
40,466 Adaptive Biotechnologies
Corporation
b
1,483,484
1,130 Align Technology, Inc.
b
786,254
206 Allakos, Inc.
b
16,389
1,920 Allogene Therapeutics, Inc.
b
42,144
4,454 Amedisys, Inc.
b
1,160,801
3,091 American Well Corporation
b
36,010
6,051 Amgen, Inc. 1,461,559
25,039 AMN Healthcare Services, Inc.
b
2,517,922
6,364 Anthem, Inc. 2,443,840
529 Arcutis Biotherapeutics, Inc.
b
12,342
5,016 Arena Pharmaceuticals, Inc.
b
310,290
4,773 Argenx SE ADR
b
1,453,044
6,988 Ascendis Pharma AS ADR
b
825,912
73 Atrion Corporation 45,913
43,757 Avantor, Inc.
b
1,644,388
26,678 Axonics Modulation Technologies,
Inc.
b
1,812,770
7,456 Baxter International, Inc. 576,722
1,355 Becton, Dickinson and Company 346,541

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.9%) Value
Health Care (6.1%) - continued
4,079 BioCryst Pharmaceuticals, Inc.
b
$ 65,753
5,720 Biogen, Inc.
b
1,868,896
25,534 Biohaven Pharmaceutical Holding
Company, Ltd.
b
3,217,539
172 Bio-Rad Laboratories, Inc.
b
127,196
9,288 Bio-Techne Corporation 4,479,045
634 Bristol-Myers Squibb Company 43,030
598 Bruker Corporation 49,185
34,396 Centene Corporation
b
2,359,910
6,122 Cerner Corporation 492,148
2,771 Charles River Laboratories
International, Inc.
b
1,127,575
545 Chemed Corporation 259,431
9,168 Cigna Holding Company 2,103,964
3,128 Cooper Companies, Inc. 1,319,297
2,211 CryoLife, Inc.
b
59,697
16,284 CVS Health Corporation 1,341,150
674 CytomX Therapeutics, Inc.
b
3,646
531 Danaher Corporation 157,967
2,507 Dentsply Sirona, Inc. 165,562
2,832 DermTech, Inc.
b
95,325
6,385 Dexcom, Inc.
b
3,291,531
1,200 Editas Medicine, Inc.
b
50,232
11,256 Edwards Lifesciences
Corporation
b
1,263,711
5,680 Endo International plc
b
28,741
48 Fate Therapeutics, Inc.
b
3,974
557 Generation Bio Company
b
12,109
11,537 Gilead Sciences, Inc. 787,862
23,640 GlaxoSmithKline plc ADR 948,910
3,712 Global Blood Therapeutics, Inc.
b
101,449
34,668 GoodRx Holdings, Inc.
a,b
1,111,803
22,042 Guardant Health, Inc.
b
2,420,212
234 Haemonetics Corporation
b
14,225
33,474 Halozyme Therapeutics, Inc.
b
1,383,480
8,852 HCA Healthcare, Inc. 2,197,066
2,547 HealthEquity, Inc.
b
188,427
5,834 Hill-Rom Holdings, Inc. 807,776
247 Humana, Inc. 105,187
904 ICU Medical, Inc.
b
183,774
1,874 Illumina, Inc.
b
929,035
25,111 Immunocore Holdings plc ADR
b
821,632
2,033 ImmunoGen, Inc.
b
11,405
21,066 InMode, Ltd.
b
2,394,572
9,124 Inspire Medical Systems, Inc.
b
1,671,152
8,045 Insulet Corporation
b
2,250,106
1,453 Integra LifeSciences Holdings
Corporation
b
105,183
808 Intuitive Surgical, Inc.
b
801,100
9,207 Ionis Pharmaceuticals, Inc.
b
341,948
3,894 IQVIA Holding, Inc.
b
964,544
30,299 Johnson & Johnson 5,217,488
1,328 Laboratory Corporation of America
Holdings
b
393,287
100,714 Lantheus Holdings, Inc.
b
2,635,685
30,517 LHC Group, Inc.
b
6,566,648
1,507 Lineage Cell Therapeutics, Inc.
b
3,963
948 Masimo Corporation
b
258,226
35,313 Medtronic plc 4,636,950
41,696 Merck & Company, Inc. 3,205,172
1,287 Meridian Bioscience, Inc.
b
26,383
272 Mettler-Toledo International, Inc.
b
400,849
3,821 Molina Healthcare, Inc.
b
1,043,171
15,039 Natera, Inc.
b
1,722,266
3,507 National Healthcare Corporation 272,319
Shares Common Stock (42.9%) Value
Health Care (6.1%) - continued
579 Nektar Therapeutics
b
$ 9,142
2,440 Neogen Corporation
b
106,286
19,727 Nevro Corporation
b
3,057,685
4,507 Novo Nordisk AS ADR
a
417,348
15,321 NuVasive, Inc.
b
979,778
819 Omnicell, Inc.
b
119,983
445 Orthofix Medical, Inc.
b
17,684
20,837 Phreesia, Inc.
b
1,424,209
7,361 Premier, Inc. 262,346
18,587 Progyny, Inc.
b
1,035,110
23,287 Pulmonx Corporation
b
923,562
1,372 Reata Pharmaceuticals, Inc.
b
171,925
333 Regeneron Pharmaceuticals, Inc.
b
191,345
7,011 Repligen Corporation
b
1,722,603
1,445 Rubius Therapeutics, Inc.
b
31,053
7,689 Sarepta Therapeutics, Inc.
b
521,160
29,559 Silk Road Medical, Inc.
b
1,483,271
7,938 Stryker Corporation 2,150,722
76 Surmodics, Inc.
b
4,188
39,613 Syneos Health, Inc.
b
3,552,098
20,696 Tactile Systems Technology, Inc.
b
1,013,690
2,280 Teladoc Health, Inc.
b
338,466
6,044 Teleflex, Inc. 2,402,067
2,137 Tenet Healthcare Corporation
b
153,522
4,273 Thermo Fisher Scientific, Inc. 2,307,463
702 U.S. Physical Therapy, Inc. 82,948
3,490 UnitedHealth Group, Inc. 1,438,648
4,531 Veeva Systems, Inc.
b
1,507,509
1,731 Viatris, Inc. 24,355
161,177 Viemed Healthcare, Inc.
b
1,121,792
19,719 Vor BioPharma, Inc.
b
246,882
2,551 VYNE Therapeutics, Inc.
b
6,888
555 Waters Corporation
b
216,345
9,292 Zimmer Biomet Holdings, Inc. 1,518,499
16,848 Zoetis, Inc. 3,415,090
26,006 Zymeworks, Inc.
b
834,533
Total 125,013,065
Industrials (7.2%)
9,156 Advanced Drainage Systems, Inc. 1,117,856
6,264 AECOM
b
394,381
464 Allegion plc 63,382
56,563 Altra Industrial Motion Corporation 3,545,369
9,929 AMETEK, Inc. 1,380,627
1,459 Armstrong World Industries, Inc. 157,835
47,151 ASGN, Inc.
b
4,768,381
8,513 AZZ, Inc. 451,104
1,134 Babcock & Wilcox Enterprises,
Inc.
b
8,119
74,487 Badger Infrastructure Solution 2,080,692
5,421 Bloom Energy Corporation
a,b
118,178
2,691 Boeing Company
b
609,458
16,942 Carlisle Companies, Inc. 3,426,350
498 Caterpillar, Inc. 102,961
13,192 CBIZ, Inc.
b
426,629
21,507 Chart Industries, Inc.
b
3,343,263
545 CRA International, Inc. 46,723
28,881 Crane Company 2,808,100
6,073 CSW Industrials, Inc. 718,375
38,751 CSX Corporation 1,252,432
52 Cummins, Inc. 12,069
28,030 Curtiss-Wright Corporation 3,315,949
48,121 Delta Air Lines, Inc.
b
1,920,028
3,087 Desktop Metal, Inc.
a,b
27,783
928 Douglas Dynamics, Inc. 37,027

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.9%) Value
Industrials (7.2%) - continued
3,809 Dover Corporation $ 636,560
41,281 Dun & Bradstreet Holdings, Inc.
b
865,250
729 Dycom Industries, Inc.
b
50,593
4,571 Eaton Corporation plc 722,447
5,779 EMCOR Group, Inc. 703,940
7,026 Emerson Electric Company 708,853
5,085 Encore Wire Corporation 398,817
1,598 Expeditors International of
Washington, Inc. 204,943
1,545 Exponent, Inc. 165,454
14,602 Fastenal Company 799,752
62,782 First Advantage Corporation
b
1,231,155
8,779 Forrester Research, Inc.
b
411,296
33,774 Forward Air Corporation 2,986,973
2,111 GATX Corporation 194,740
6,163 Generac Holdings, Inc.
b
2,584,516
13,593 General Dynamics Corporation 2,664,636
4,095 Gorman-Rupp Company 146,151
24,548 GrafTech International, Ltd. 279,111
1,981 Greenbrier Companies, Inc.
a
84,787
27,397 Helios Technologies, Inc. 2,215,047
8,367 Honeywell International, Inc. 1,956,121
89,960 Howmet Aerospace, Inc.
b
2,952,487
6,522 Hubbell, Inc. 1,307,400
701 ICF International, Inc. 64,191
10,820 IDEX Corporation 2,452,786
5,220 Illinois Tool Works, Inc. 1,183,217
1,142 ITT Corporation 111,813
286 JB Hunt Transport Services, Inc. 48,177
944 JetBlue Airways Corporation
b
13,962
260 John Bean Technologies
Corporation 38,111
41,776 Johnson Controls International plc 2,983,642
3,562 Kansas City Southern 953,904
11,543 L3Harris Technologies, Inc. 2,617,260
6,669 Landstar System, Inc. 1,047,033
981 Lennox International, Inc. 323,171
34,851 Lincoln Electric Holdings, Inc. 4,859,275
1,617 Linde plc 497,050
2,862 Lockheed Martin Corporation 1,063,720
30,853 Manpower, Inc. 3,658,549
967 Masonite International
Corporation
b
109,426
28,958 Mercury Systems, Inc.
b
1,911,228
138,584 Meritor, Inc.
b
3,371,749
927 Mesa Air Group, Inc.
b
8,269
32,783 Middleby Corporation
b
6,277,617
6,131 MSC Industrial Direct Company,
Inc. 546,701
44,813 NAPCO Security Technologies,
Inc.
b
1,584,140
3,896 Nikola Corporation
b
46,245
945 Nordson Corporation 213,693
2,475 Norfolk Southern Corporation 638,129
2,332 Northrop Grumman Corporation 846,563
13,795 Nutrien, Ltd. 819,423
6,586 nVent Electric plc 208,183
7,457 Old Dominion Freight Line, Inc. 2,007,052
9,804 Otis Worldwide Corporation 877,948
7,953 Parker-Hannifin Corporation 2,481,575
22,834 Pitney Bowes, Inc. 182,672
1,909 Primoris Services Corporation 57,079
2,372 Quad/Graphics, Inc.
b
8,302
10,169 Quanta Services, Inc. 924,362
62,169 Ranpak Holdings Corporation
b
1,592,770
Shares Common Stock (42.9%) Value
Industrials (7.2%) - continued
18,032 Raytheon Technologies
Corporation $ 1,567,882
5,971 RBC Bearings, Inc.
b
1,403,185
43,979 Regal-Beloit Corporation 6,475,028
1,798 Robert Half International, Inc. 176,582
32,665 Rush Enterprises, Inc. 1,534,928
2,356 Ryder System, Inc. 179,409
5,081 Saia, Inc.
b
1,148,306
9,978 Simpson Manufacturing Company,
Inc. 1,122,325
5,148 SkyWest, Inc.
b
208,442
1,303 Snap-On, Inc. 284,028
16,766 Southwest Airlines Company
b
847,018
10,878 Standex International Corporation 1,000,776
63,775 Summit Materials, Inc.
b
2,142,840
41,166 Sun Country Airlines Holdings,
Inc.
b
1,337,483
2,258 Technip Energies NV ADR
b
30,596
686 Teledyne Technologies, Inc.
b
310,600
1,319 Tetra Tech, Inc. 176,113
914 Thermon Group Holdings, Inc.
b
15,227
15,991 Timken Company 1,271,284
1,389 Toro Company 157,985
3,080 Trane Technologies plc 627,119
23,973 TransUnion 2,878,198
11,435 Trex Company, Inc.
b
1,110,338
9,844 TriMas Corporation
b
322,096
10,197 Tutor Perini Corporation
b
143,472
14,583 Uber Technologies, Inc.
b
633,777
837 UniFirst Corporation 182,273
3,892 Union Pacific Corporation 851,414
12,611 United Parcel Service, Inc. 2,413,241
18,145 United Rentals, Inc.
b
5,979,685
49,924 US Ecology, Inc.
b
1,747,340
3,573 Valmont Industries, Inc. 846,622
12,116 Vicor Corporation
b
1,400,731
2,247 Waste Connections, Inc. 284,672
1,018 Waste Management, Inc. 150,929
2,203 Watsco, Inc. 622,215
252 Watts Water Technologies, Inc. 37,991
4,815 Werner Enterprises, Inc. 220,094
26,251 WESCO International, Inc.
b
2,794,419
17,886 Willdan Group, Inc.
b
737,797
1,823 Woodward, Inc. 221,604
342 XPO Logistics, Inc.
b
47,432
2,251 Xylem, Inc. 283,288
Total 148,959,871
Information Technology (8.4%)
3,790 Accenture plc 1,204,007
2,526 Adobe, Inc.
b
1,570,237
12,425 Advanced Energy Industries, Inc. 1,289,094
36,756 Agilysys, Inc.
b
2,042,163
8,605 Alliance Data Systems Corporation 802,416
859 Ambarella, Inc.
b
84,603
36,190 Amphenol Corporation 2,623,413
787 Analog Devices, Inc. 131,760
60,180 Anaplan, Inc.
b
3,442,296
2,831 ANSYS, Inc.
b
1,043,110
62,894 Apple, Inc. 9,173,719
7,923 AppLovin Corporation
a,b
487,027
1,353 Aspen Technology, Inc.
b
197,890
1,048 Automatic Data Processing, Inc. 219,692
13,448 Avalara, Inc.
b
2,248,102
25,767 Axcelis Technologies, Inc.
b
993,318

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.9%) Value
Information Technology (8.4%) - continued
28,238 Bandwidth, Inc.
b
$ 3,661,339
3,118 Belden, Inc. 152,782
3,174 Benchmark Electronics, Inc. 83,794
42,154 BigCommerce Holdings, Inc.
b
2,729,893
16,298 Bill.com Holdings, Inc.
b
3,370,752
2,608 Blackline, Inc.
b
298,329
602 Broadridge Financial Solutions,
Inc. 104,441
45,007 Calix, Inc.
b
2,105,427
4,545 CDK Global, Inc. 218,115
2,925 CDW Corporation 536,299
36,168 Ciena Corporation
b
2,102,808
89,331 Cisco Systems, Inc. 4,946,257
11,168 Cognex Corporation 1,009,699
25,324 Computer Services, Inc. 1,470,311
432 Concentrix Corporation
b
70,731
6,075 Coupa Software, Inc.
b
1,318,275
1,535 CTS Corporation 53,710
15,224 Descartes Systems Group, Inc.
b
1,106,176
2,996 Diebold Nixdorf, Inc.
b
31,188
2,901 Digital Turbine, Inc.
b
182,618
8,015 DocuSign, Inc.
b
2,388,791
36,475 Dolby Laboratories, Inc. 3,541,722
28,485 Dropbox, Inc.
b
896,993
97 DSP Group, Inc.
b
1,557
14,416 Elastic NV
b
2,134,433
9,658 Endava plc ADR
b
1,242,212
3,884 Enphase Energy, Inc.
b
736,406
3,013 EPAM Systems, Inc.
b
1,686,677
3,062 ePlus, Inc.
b
283,113
717 ExlService Holdings, Inc.
b
81,179
2,877 eXp World Holdings, Inc.
b
103,342
2,378 F5 Networks, Inc.
b
491,081
516 Fair Isaac Corporation
b
270,338
19,215 Five9, Inc.
b
3,867,787
3,790 FleetCor Technologies, Inc.
b
978,654
67,703 Gilat Satellite Networks, Ltd. 709,527
34,993 Hewlett Packard Enterprise
Company 507,398
25,578 HP, Inc. 738,437
2,795 HubSpot, Inc.
b
1,665,876
2,843 Intel Corporation 152,726
2,165 Intuit, Inc. 1,147,385
7,730 Jack Henry & Associates, Inc. 1,345,716
3,730 KLA-Tencor Corporation 1,298,637
3,456 Lam Research Corporation 2,202,889
24,463 Lattice Semiconductor
Corporation
b
1,388,275
5,731 Littelfuse, Inc. 1,524,389
25,442 LivePerson, Inc.
b
1,620,401
25,049 LiveRamp Holding, Inc.
b
1,002,210
1,214 Manhattan Associates, Inc.
b
193,791
4,627 Mastercard, Inc. 1,785,744
1,895 MAXIMUS, Inc. 168,655
274 MaxLinear, Inc.
b
13,215
104,395 Medallia, Inc.
b
3,535,859
3,674 Micron Technology, Inc.
b
285,029
50,860 Microsoft Corporation 14,490,523
19,468 MKS Instruments, Inc. 3,045,574
12,264 Monolithic Power Systems, Inc. 5,509,725
2,936 Motorola Solutions, Inc. 657,429
40,320 National Instruments Corporation 1,778,515
7,028 NetApp, Inc. 559,359
3,532 Nice, Ltd. ADR
b
984,192
6,344 Nova Measuring Instruments, Ltd.
b
620,443
Shares Common Stock (42.9%) Value
Information Technology (8.4%) - continued
9,787 NVIDIA Corporation $ 1,908,367
7,650 Okta, Inc.
b
1,895,593
7,439 Oracle Corporation 648,234
4,270 Palo Alto Networks, Inc.
b
1,703,943
4,121 Paychex, Inc. 469,052
4,640 Paycom Software, Inc.
b
1,856,000
672 Paylocity Holding Corporation
b
139,413
8,212 PayPal Holdings, Inc.
b
2,262,652
2,413 Photronics, Inc.
b
32,262
2,065 Progress Software Corporation 94,143
11,438 Q2 Holdings, Inc.
b
1,181,660
4,995 Qorvo, Inc.
b
947,002
21,241 QUALCOMM, Inc. 3,181,902
5,831 Rogers Corporation
b
1,111,389
4,414 Sabre Corporation
b
52,041
7,420 SailPoint Technologies Holdings,
Inc.
b
370,926
4,166 Salesforce.com, Inc.
b
1,007,880
1,581 Samsung Electronics Company,
Ltd. GDR 2,709,342
2,415 ScanSource, Inc.
b
66,630
5,386 Seagate Technology Holdings 473,429
5,867 Semtech Corporation
b
363,226
1,498 ServiceNow, Inc.
b
880,659
52,443 Sierra Wireless, Inc.
b
1,014,248
1,152 Silicon Laboratories, Inc.
b
171,636
5,913 SiTime Corporation
b
802,039
395 Solaredge Technology, Ltd.
b
102,495
75,602 Sonos, Inc.
b
2,523,595
28,796 Sprout Social, Inc.
b
2,558,237
5,085 Square, Inc.
b
1,257,317
33,958 STMicroelectronics NV ADR
a
1,401,447
640 SunPower Corporation
b
15,853
5,766 SYNNEX Corporation 689,268
1,598 TE Connectivity, Ltd. 235,657
76,155 Telefonaktiebolaget LM Ericsson
ADR 878,067
21,656 Texas Instruments, Inc. 4,128,067
21,210 Trade Desk, Inc.
b
1,737,311
249,013 TTM Technologies, Inc.
b
3,483,692
540 Tyler Technologies, Inc.
b
266,026
1,334 Unisys Corporation
b
29,815
2,471 VeriSign, Inc.
b
534,650
424 Vertex, Inc.
b
8,014
1,237 ViaSat, Inc.
a,b
61,405
3,729 Visa, Inc. 918,788
4,003 VMware, Inc.
a,b
615,421
5,628 Western Digital Corporation
b
365,426
34,882 Workiva, Inc.
b
4,526,637
14,128 Xerox Holdings Corporation 340,909
4,110 Zscaler, Inc.
b
969,590
Total 173,733,350
Materials (1.8%)
4,414 Allegheny Technologies, Inc.
b
90,619
13,312 AptarGroup, Inc. 1,716,183
32,942 Ashland Global Holdings, Inc. 2,802,376
1,190 Avery Dennison Corporation 250,709
48,123 Axalta Coating Systems, Ltd.
b
1,448,502
136 Balchem Corporation 18,345
9,858 Ball Corporation 797,315
403 Cabot Corporation 22,189
57,334 Carpenter Technology Corporation 2,187,292
1,686 Celanese Corporation 262,628
40,248 CF Industries Holdings, Inc. 1,901,718

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.9%) Value
Materials (1.8%) - continued
10,715 Chemours Company $ 356,274
5,735 Cleveland-Cliffs, Inc.
a,b
143,375
133 DMC Global, Inc.
b
5,821
19,341 Eastman Chemical Company 2,180,118
1,352 Ecolab, Inc. 298,562
76,571 Element Solutions, Inc. 1,790,996
6,790 Ferroglobe Representation &
Warranty Insurance Trust
b,c
1
3,036 FMC Corporation 324,700
14,545 Graphic Packaging Holding
Company 278,828
2,588 Ingevity Corporation
b
219,825
15,901 Innospec, Inc. 1,406,443
221,226 Ivanhoe Mines, Ltd.
b
1,641,995
7,503 Kaiser Aluminum Corporation 912,965
1,051 Koppers Holdings, Inc.
b
32,276
11,246 LyondellBasell Industries NV 1,117,065
8,979 Martin Marietta Materials, Inc. 3,262,071
1,017 Materion Corporation 72,573
3,777 Minerals Technologies, Inc. 302,991
6,311 Myers Industries, Inc. 133,667
4,596 Neenah, Inc. 231,041
362 NewMarket Corporation 114,359
15,206 Nucor Corporation 1,581,728
9,269 Olin Corporation 435,921
99 PPG Industries, Inc. 16,189
9,984 Quaker Chemical Corporation 2,513,372
190 Reliance Steel & Aluminum
Company 29,859
865 RPM International, Inc. 74,900
3,838 Ryerson Holding Corporation
b
60,372
4,969 Sensient Technologies Corporation 433,197
1,249 Sonoco Products Company 79,674
20,808 Steel Dynamics, Inc. 1,341,076
6,000 SunCoke Energy, Inc. 46,380
29,042 UFP Technologies, Inc.
b
1,736,131
14,233 United States Lime & Minerals, Inc. 1,978,387
2,960 United States Steel Corporation 78,381
Total 36,729,389
Real Estate (2.5%)
26,460 Agree Realty Corporation 1,988,469
4,719 Alexandria Real Estate Equities,
Inc. 950,123
66,822 American Campus Communities,
Inc. 3,361,815
760 Apartment Income REIT
Corporation 40,006
435 Armada Hoffler Properties, Inc. 5,655
4,671 AvalonBay Communities, Inc. 1,064,194
382 Bluegreen Vacations Holding
Corporations
b
6,612
20,696 Camden Property Trust 3,091,775
9,615 CareTrust REIT, Inc. 231,914
27,286 CBRE Group, Inc.
b
2,632,008
2,951 Cedar Realty Trust, Inc. 48,987
1,474 City Office REIT, Inc. 18,970
18,488 Colliers International Group, Inc. 2,377,372
819 Community Healthcare Trust, Inc. 40,811
1,321 Corepoint Lodging, Inc.
b
17,754
20,520 CoStar Group, Inc.
b
1,823,202
12,199 CubeSmart 605,802
47,276 Cushman and Wakefield plc
b
882,643
4,794 Digital Realty Trust, Inc. 739,043
15,603 Duke Realty Corporation 793,881
Shares Common Stock (42.9%) Value
Real Estate (2.5%) - continued
2,852 EastGroup Properties, Inc. $ 502,579
16,625 EPR Properties 836,237
49,043 Essential Properties Realty Trust,
Inc. 1,461,481
970 Essex Property Trust, Inc. 318,257
5,838 Extra Space Storage, Inc. 1,016,629
2,182 Farmland Partners, Inc. 27,493
26,122 First Industrial Realty Trust, Inc. 1,430,963
6,806 FirstService Corporation 1,265,644
18,803 Four Corners Property Trust, Inc. 539,834
3,435 Getty Realty Corporation 108,512
4,676 Gladstone Commercial
Corporation 108,390
8,986 Gladstone Land Corporation 209,554
17,495 Healthcare Realty Trust, Inc. 557,741
12,705 Healthcare Trust of America, Inc. 363,236
778 Highwoods Properties, Inc. 37,103
59,329 Host Hotels & Resorts, Inc.
b
945,111
74,417 Independence Realty Trust, Inc. 1,434,760
8,158 Industrial Logistics Properties Trust 221,082
2,625 Innovative Industrial Properties,
Inc. 564,349
742 Iron Mountain, Inc. 32,470
3,099 Jones Lang LaSalle, Inc.
b
689,744
8,135 Kilroy Realty Corporation 563,511
4,915 Life Storage, Inc. 576,824
24,797 Medical Properties Trust, Inc. 521,481
49,450 MGIC Investment Corporation 684,388
13,413 National Retail Properties, Inc. 655,493
63,799 National Storage Affiliates Trust 3,455,992
1,687 NetSTREIT Corporation 43,778
28,912 New Residential Investment
Corporation 282,181
11,824 NexPoint Residential Trust, Inc. 697,025
5,646 Omega Healthcare Investors, Inc. 204,837
2,383 One Liberty Properties, Inc. 72,896
4,688 Opendoor Technologies, Inc.
b
69,476
3,150 Preferred Apartment Communities,
Inc. 33,201
3,877 Public Storage, Inc. 1,211,485
21,266 Rayonier, Inc. REIT 801,941
4,958 Realty Income Corporation 348,498
436 Redfin Corporation
b
25,537
39,283 Rexford Industrial Realty, Inc. 2,416,690
225 RMR Group, Inc. 8,829
9,058 Sabra Health Care REIT, Inc. 168,388
4,147 SBA Communications Corporation 1,414,086
41,860 Service Properties Trust 465,902
6,127 Spirit Realty Capital, Inc. 307,698
8,631 STAG Industrial, Inc. 356,633
5,907 Store Capital Corporation 213,774
143,256 Sunstone Hotel Investors, Inc.
b
1,653,174
14,851 UDR, Inc. 816,656
1,193 UMH Properties, Inc. 27,773
82 Universal Health Realty Income
Trust 4,900
2,188 WP Carey, Inc. 176,550
Total 51,671,802
Utilities (0.7%)
9,336 AES Corporation 221,263
16,354 Alliant Energy Corporation 957,200
7,542 American Electric Power
Company, Inc. 664,601
904 American States Water Company 79,841

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (42.9%) Value
Utilities (0.7%) - continued
2,355 Artesian Resources Corporation $ 92,033
1,740 Atmos Energy Corporation 171,547
2,037 Black Hills Corporation 137,803
33,453 CenterPoint Energy, Inc. 851,713
291 Chesapeake Utilities Corporation 36,256
2,120 Consolidated Water Company,
Ltd.
a
26,882
1,846 DTE Energy Company 216,573
17,042 Duke Energy Corporation 1,791,285
18,606 Entergy Corporation 1,914,929
4,041 Evergy, Inc. 263,554
24,429 Exelon Corporation 1,143,277
16,527 FirstEnergy Corporation 633,315
713 IDACORP, Inc. 75,186
10,251 MDU Resources Group, Inc. 325,162
1,366 National Fuel Gas Company 70,253
174 NiSource, Inc. 4,310
244 Northwest Natural Holding
Company 12,759
11,689 NorthWestern Corporation 724,601
18,045 OGE Energy Corporation 609,019
1,305 Otter Tail Corporation 66,281
372 Pinnacle West Capital Corporation 31,081
24,955 Portland General Electric
Company 1,220,299
744 PPL Corporation 21,107
253 Southwest Gas Holdings, Inc. 17,692
18,229 Spire, Inc. 1,293,348
12,181 UGI Corporation 560,204
32 Unitil Corporation 1,693
238 Vistra Energy Corporation 4,558
1,965 WEC Energy Group, Inc. 184,985
Total 14,424,610
Total Common Stock
(cost $628,049,603) 882,052,000
Principal
Amount Long-Term Fixed Income ( 3 .0% ) Value
Asset-Backed Securities (<0.1%)
Cent CLO, LP
$ 25,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,e
25,014
Total 25,014
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
25,084
0.539%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
3,393
Sequoia Mortgage Trust
36,281
2.860%,  9/20/2046, Ser.
2007-1, Class 4A1
e
28,181
WaMu Mortgage Pass Through
Certificates
19,439
3.029%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
19,199
28,613
3.066%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
28,729
Total 79,502
Principal
Amount Long-Term Fixed Income (3.0%) Value
Mortgage-Backed Securities (1.2%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 3,736,000 2.000%,  9/1/2035
f
$ 3,871,225
1,634,000 1.500%,  8/1/2036
f
1,665,212
2,450,000 2.000%,  8/1/2036
f
2,542,545
1,000,000 2.500%,  8/1/2036
f
1,047,696
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,300,000 2.000%,  8/1/2051
f,g
3,365,871
2,450,000 2.000%,  9/1/2051
f,g
2,493,545
4,950,000 2.500%,  9/1/2051
f
5,145,486
245,257 4.500%,  5/1/2048 265,198
666,121 4.000%,  7/1/2048 712,134
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
2,400,000 2.500%,  8/1/2051
f
2,495,156
850,000 2.500%,  9/1/2051
f
881,975
Total 24,486,043
U.S. Government & Agencies (1.8%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,869,687
1,490,000 2.250%,  11/15/2027 1,613,565
4,500,000 2.875%,  5/15/2028 5,066,367
190,000 5.250%,  11/15/2028 246,911
125,000 0.875%,  11/15/2030 121,367
70,000 1.125%,  2/15/2031 69,388
3,240,000 1.375%,  11/15/2040 3,009,656
2,291,000 2.500%,  5/15/2046 2,570,395
U.S. Treasury Notes
9,000,000 0.125%,  12/31/2022 9,000,352
960,000 2.250%,  11/15/2024 1,017,562
1,930,000 2.125%,  11/30/2024 2,038,864
540,000 2.625%,  1/31/2026 587,820
8,570,000 2.500%,  2/28/2026 9,289,746
200,000 0.750%,  1/31/2028 197,602
Total 36,699,282
Total Long-Term Fixed Income
(cost $59,346,807) 61,289,841
Shares
Collateral Held for Securities
Loaned ( 0 .4% ) Value
8,251,256 Thrivent Cash Management Trust 8,251,256
Total Collateral Held for
Securities Loaned
(cost $8,251,256) 8,251,256

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 12 .1% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.005%, 8/5/2021
h,i
$ 200,000
6,500,000 0.015%, 8/11/2021
h,i
6,499,951
100,000 0.035%, 8/18/2021
h
99,999
300,000 0.012%, 8/25/2021
h,i
299,994
6,000,000 0.041%, 9/8/2021
h,i
5,999,753
15,100,000 0.040%, 9/13/2021
h,i
15,099,296
6,400,000 0.040%, 9/15/2021
h,i
6,399,687
2,100,000 0.042%, 9/22/2021
h,i
2,099,881
8,700,000 0.039%, 9/24/2021
h,i
8,699,488
Thrivent Core Short-Term Reserve
Fund
20,262,652 0.130% 202,626,522
Total Short-Term Investments
(cost $247,951,275) 248,024,571
Contracts Options Purchased ( <0.1% ) Value
Put on 30-Yr. U.S. Treasury Bond
Futures
10 $149.00, expires 8/27/2021 156
Total Options Purchased
(cost $10,977) 156
Total Investments (cost
$1,490,668,122) 101.6% $ 2,086,453,740
Other Assets and Liabilities, Net
(1.6%) (33,364,084)
Total Net Assets 100.0% $ 2,053,089,656
a All or a portion of the security is on loan.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $25,014 or 0.0% of total
net assets.
e Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 7,918,820
Total lending $7,918,820
Gross amount payable upon return of
collateral for securities loaned $8,251,256
Net amounts due to counterparty $332,436
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 36,367,215 36,367,215 – –
Consumer Discretionary 109,438,423 109,438,423 – –
Consumer Staples 30,225,164 30,225,164 – –
Energy 20,715,339 20,715,339 – –
Financials 134,773,772 132,293,126 2,480,646 –
Health Care 125,013,065 125,013,065 – –
Industrials 148,959,871 146,879,179 2,080,692 –
Information Technology 173,733,350 171,024,008 2,709,342 –
Materials 36,729,389 35,087,393 1,641,995 1
Real Estate 51,671,802 51,671,802 – –
Utilities 14,424,610 14,424,610 – –
Registered Investment Companies
Unaffiliated 15,376,953 15,376,953 – –
Affiliated 680,536,417 680,536,417 – –
Long-Term Fixed Income
Asset-Backed Securities 25,014 – 25,014 –
Collateralized Mortgage Obligations 79,502 – 79,502 –
Mortgage-Backed Securities 24,486,043 – 24,486,043 –
U.S. Government & Agencies 36,699,282 – 36,699,282 –
Short-Term Investments 45,398,049 – 45,398,049 –
Options Purchased 156 156 – –
Subtotal Investments in Securities $ 1,684,653,416 $ 1,569,052,850 $ 115,600,565 $ 1
Other Investments  * Total
Affiliated Registered Investment Companies 190,922,546
Affiliated Short-Term Investments 202,626,522
Collateral Held for Securities Loaned 8,251,256
Subtotal Other Investments $ 401,800,324
Total Investments at Value $ 2,086,453,740
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 23,185,252 23,185,252 – –
Total Asset Derivatives $ 23,185,252 $ 23,185,252 $ – $ –
Liability Derivatives
Futures Contracts 10,542,418 10,542,418 – –
Call Options Written 21,763 – – 21,763
Total Liability Derivatives $ 10,564,181 $ 10,542,418 $ – $ 21,763

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling
$45,542,550 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 69 September 2021 $ 9,080,695 $ 196,571
CME E-mini Russell 2000 Index 4 September 2021 456,638 (12,318)
CME E-mini S&P 500 Index 1,813 September 2021 383,366,897 14,541,278
CME E-mini S&P Mid-Cap 400 Index 5 September 2021 1,351,365 (2,015)
CME Euro Foreign Exchange Currency 554 September 2021 84,648,283 (2,476,233)
CME Ultra Long Term U.S. Treasury Bond 16 September 2021 2,950,053 242,447
Eurex Euro STOXX 50 Index 1,748 September 2021 85,352,824 (616,327)
ICE mini MSCI EAFE Index 678 September 2021 79,989,125 (1,361,465)
ICE US mini MSCI Emerging Markets Index 341 September 2021 23,341,470 (1,556,685)
Total Futures Long Contracts $ 670,537,350 $ 8,955,253
CBOT 2-Yr. U.S. Treasury Note (11) September 2021 ( $ 2,426,589 ) ( $ 630 )
CBOT 5-Yr. U.S. Treasury Note (51) September 2021 (6,305,114) (41,597)
CBOT U.S. Long Bond (5) September 2021 (777,088) (46,506)
CME E-mini NASDAQ 100 Index (216) September 2021 (60,270,374) (4,338,466)
CME E-mini Russell 2000 Index (1,315) September 2021 (152,192,895) 6,122,695
CME E-mini S&P Mid-Cap 400 Index (689) September 2021 (188,022,691) 2,082,261
Ultra 10-Yr. U.S. Treasury Note (16) September 2021 (2,313,823) (90,176)
Total Futures Short Contracts ( $ 412,308,574 ) $ 3,687,581
Total Futures Contracts $ 258,228,776 $ 12,642,834
The following table presents Aggressive Allocation Fund's options contracts held as of July 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 10.00 $ 149.00 August 2021 $ 1,647,188 $ 156 ( $ 10,821 )
Total Options Purchased Contracts $ 156 ( $ 10,821 )
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) $ 100.60 August 2021 ( $ 1,019,961 ) ( $ 13,404 ) ( $ 6,920 )
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.00) 101.19
September
2021 (1,017,773) (8,359) (1,445)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ( $ 21,763 ) ( $ 8,365 )
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $ 44,025 $ 3,199 $ – $ 54,403 4,541 2.7%
Core International Equity 59,200 1,325 17,000 60,189 5,427 2.9
Core Low Volatility Equity 86,799 2,020 30,000 76,331 5,250 3.7
Global Stock, Class S 39,279 1,485 – 53,527 1,682 2.6
High Yield, Class S 6,683 248 – 7,260 1,541 0.4
Income, Class S 4,916 238 – 5,139 516 0.2
International Allocation, Class S 117,405 2,185 – 156,134 12,979 7.6
Large Cap Growth, Class S 134,644 9,789 – 180,607 8,840 8.8
Large Cap Value, Class S 66,062 4,983 – 96,930 3,423 4.7
Limited Maturity Bond, Class S 7,434 85 – 7,554 594 0.4
Mid Cap Stock, Class S 83,257 3,192 – 120,538 3,068 5.9
Small Cap Stock, Class S 34,392 705 – 52,848 1,518 2.6
Total Affiliated Registered Investment
Companies 684,096 871,460 42.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 65,965 417,822 281,161 202,627 20,263 9.9
Total Affiliated Short-Term Investments 65,965 202,627 9.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,720 232,842 227,311 8,251 8,251 0.4
Total Collateral Held for Securities Loaned 2,720 8,251 0.4
Total Value $ 752,781 $ 1,082,338
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $7,179 $ – $398
Core International Equity (227) 16,891 – 1,324
Core Low Volatility Equity Fund 1,028 16,484 321 1,698
Global Stock, Class S – 12,763 1,033 452
High Yield, Class S – 329 – 248
Income, Class S – (15) 132 105
International Allocation, Class S – 36,544 – 2,185
Large Cap Growth, Class S – 36,174 9,789 –
Large Cap Value, Class S – 25,885 3,778 1,204
Limited Maturity Bond, Class S – 35 – 85
Mid Cap Stock, Class S – 34,089 2,928 266
Small Cap Stock, Class S – 17,751 432 273
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 12 (11) – 187
Total Income/Non Income Cash from Affiliated Investments $8,425
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 27
Total Affiliated Income from Securities Loaned, Net $27
Total $813 $204,098 $ 18,414

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 9 .5% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 174,600
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 173,401
Hexion, Inc., Term Loan
314,563
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
313,776
Innophos Holdings, Inc., Term
Loan
311,062
3.592%,  (LIBOR 1M +
3.500%), 2/7/2027
b
309,638
Momentive Performance Materials
USA, LLC, Term Loan
294,000
3.350%,  (LIBOR 1M +
3.250%), 5/15/2024
b
291,672
Nouryon USA, LLC, Term Loan
653,755
2.835%,  (LIBOR 1M +
2.750%), 10/1/2025
b
644,883
Pixelle Specialty Solutions, LLC,
Term Loan
551,619
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
550,929
Venator Finance SARL, Term Loan
378,036
3.092%,  (LIBOR 1M +
3.000%), 8/8/2024
b
373,152
Total 2,657,451
Capital Goods (1.2%)
Bingo Industries, Ltd., Term Loan
160,000
0.000%,  (LIBOR 1M +
3.500%), 7/9/2028
b,c,d,e
158,800
Flex Acquisition Company, Inc.,
Term Loan
720,463
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
709,490
Gemini HDPE, LLC, Term Loan
464,117
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
462,182
GFL Environmental, Inc., Term
Loan
447,750
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
447,320
Groupe Solmax, Inc., Term Loan
185,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
184,846
Hyperion Materials &
Technologies, Inc., Term Loan
105,000
0.000%,  (LIBOR 1M +
4.500%), 7/29/2028
b,c,d
104,869
Mauser Packaging Solutions
Holding Company, Term Loan
450,788
3.342%,  (LIBOR 1M +
3.250%), 4/3/2024
b
435,925
Natgasoline, LLC, Term Loan
380,250
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
378,349
Pactiv Evergreen Group Holdings,
Inc., Term Loan
113,198
2.842%,  (LIBOR 1M +
2.750%), 2/5/2023
b
112,774
402,975
3.342%,  (LIBOR 1M +
3.250%), 2/5/2026
b
398,010
Principal
Amount Bank Loans (9.5%)
a
Value
Capital Goods (1.2%) - continued
Quikrete Holdings Inc., Term Loan
$ 260,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
$ 257,129
RLG Holdings, LLC, Delayed Draw
48,101
0.000%,  (LIBOR 1M +
4.250%), 7/2/2028
b,c,d
47,981
RLG Holdings, LLC, Term Loan
190,000
5.000%,  (LIBOR 3M +
4.250%), 7/2/2028
b
189,525
TransDigm, Inc., Term Loan
1,103,200
2.342%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,082,912
TricorBraun Holdings, Inc.,
Delayed Draw
47,743
3.325%,  (LIBOR 2M +
3.250%), 3/3/2028
b,c,d
47,236
TricorBraun Holdings, Inc., Term
Loan
212,257
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
210,003
Trident TPI Holdings Inc., Delayed
Draw
13,000
0.000%,  (LIBOR 1M +
4.000%), 7/29/2028
b,c,d,e
12,984
Trident TPI Holdings Inc., Term
Loan
92,000
0.000%,  (LIBOR 1M +
4.000%), 7/29/2028
b,c,d,e
91,885
Total 5,332,220
Communications Services (2.2%)
Allen Media, LLC, Delayed Draw
100,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
99,125
Allen Media, LLC, Term Loan
110,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d,e
108,900
Altice France SA, Term Loan
272,887
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
265,610
Cablevision Lightpath, LLC, Term
Loan
471,437
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
469,787
CCI Buyer, Inc., Term Loan
124,688
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
124,710
CommScope, Inc., Term Loan
815,475
3.342%,  (LIBOR 1M +
3.250%), 4/4/2026
b
806,301
Directv Financing, LLC, Term Loan
490,000
0.000%,  (LIBOR 1M +
5.000%), 7/22/2027
b,c,d
488,839
E.W. Scripps Company, Term Loan
186,500
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
185,858
Eagle Broadband Investments,
LLC, Term Loan
781,075
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
778,146
Entercom Media Corporation, Term
Loan
423,045
2.588%,  (LIBOR 1M +
2.500%), 11/17/2024
b
416,805

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.5%)
a
Value
Communications Services (2.2%) - continued
iHeartCommunications, Inc., Term
Loan
$ 324,602
3.092%,  (LIBOR 1M +
3.000%), 5/1/2026
b
$ 320,239
Indy US Bidco, LLC, Term Loan
69,825
4.103%,  (LIBOR 1M +
4.000%), 3/5/2028
b
69,663
Meredith Corporation, Term Loan
406,917
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
414,803
Metronet Systems Holdings, LLC,
Delayed Draw
29,444
0.000%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
29,408
Metronet Systems Holdings, LLC,
Term Loan
265,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
264,668
NEP Group, Inc., Term Loan
633,750
3.342%,  (LIBOR 1M +
3.250%), 10/20/2025
b
609,534
Nexstar Broadcasting, Inc., Term
Loan
700,525
2.600%,  (LIBOR 1M +
2.500%), 9/19/2026
b
693,422
ORBCOMM, Inc., Term Loan
235,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
234,561
Radiate Holdco, LLC, Term Loan
1,119,375
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,114,550
Terrier Media Buyer, Inc., Term
Loan
267,977
3.592%,  (LIBOR 1M +
3.500%), 12/17/2026
b
265,112
Univision Communications, Inc.,
Term Loan
215,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
214,228
Voyage Australia Property, Ltd.,
Term Loan
225,000
4.000%,  (LIBOR 3M +
3.500%), 5/27/2028
b,c,d
224,438
WideOpenWest Finance, LLC,
Term Loan
590,106
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
588,141
Xplornet Communications, Inc.,
Term Loan
485,869
4.842%,  (LIBOR 1M +
4.750%), 6/10/2027
b
485,869
Total 9,272,717
Consumer Cyclical (1.6%)
ACProducts Holdings, Inc., Term
Loan
575,000
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
570,780
American Trailer World
Corporation, Term Loan
265,000
0.000%,  (LIBOR 1M +
3.750%), 3/5/2028
b,c,d
261,192
Principal
Amount Bank Loans (9.5%)
a
Value
Consumer Cyclical (1.6%) - continued
Caesars Resort Collection, LLC,
Term Loan
$ 625,275
4.592%,  (LIBOR 1M +
4.500%), 7/20/2025
b
$ 625,275
Carnival Corporation, Term Loan
214,458
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
212,717
Cengage Learning, Inc., Term
Loan
430,000
0.000%,  (LIBOR 3M +
4.750%), 6/29/2026
b,c,d
429,364
CP Atlas Buyer, Inc., Term Loan
104,738
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
104,203
Golden Entertainment, Inc., Term
Loan
887,045
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
881,874
Golden Nugget, LLC, Term Loan
463,794
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
459,031
LCPR Loan Financing, LLC, Term
Loan
225,000
3.843%,  (LIBOR 1M +
3.750%), 10/15/2028
b
225,056
Michaels Companies, Inc., Term
Loan
470,000
5.000%,  (LIBOR 1M +
4.250%), 4/15/2028
b
470,000
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
29,375
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
29,357
Osmosis Debt Merger Sub, Inc.,
Term Loan
235,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
234,854
Raptor Acquisition Corporation,
Term Loan
145,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
144,910
Scientific Games International,
Inc., Term Loan
1,618,065
2.842%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,592,224
Staples, Inc., Term Loan
174,965
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
171,497
289,991
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
280,929
Tenneco, Inc., Term Loan
233,206
3.092%,  (LIBOR 1M +
3.000%), 10/1/2025
b
230,146
Truck Hero, Inc., Term Loan
94,762
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
94,383
Total 7,017,792
Consumer Non-Cyclical (1.7%)
Adient US, LLC, Term Loan
125,000
3.592%,  (LIBOR 1M +
3.500%), 4/8/2028
b
124,844

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.5%)
a
Value
Consumer Non-Cyclical (1.7%) - continued
Bausch Health Americas, Inc.,
Term Loan
$ 635,708
3.092%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 630,940
Blue Ribbon, LLC, Term Loan
293,156
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
286,560
Chobani, LLC, Term Loan
243,163
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
242,859
City Brewing Company, LLC, Term
Loan
190,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
188,338
CNT Holdings I Corporation, Term
Loan
314,212
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
313,427
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
91,350
Endo Luxembourg Finance
Company I Sarl, Term Loan
164,588
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
160,349
Gainwell Acquisition Corporation,
Term Loan
428,922
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
428,519
Global Medical Response, Inc.,
Term Loan
1,587,025
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,588,152
Herens US Holdco Corporation,
Term Loan
400,000
0.000%,  (LIBOR 2M +
4.000%), 5/14/2028
b,c,d
399,584
MPH Acquisition Holdings, LLC,
Term Loan
1,122,989
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,114,443
Ortho-Clinical Diagnostics SA,
Term Loan
697,559
3.101%,  (LIBOR 1M +
3.000%), 6/30/2025
b
694,364
PetSmart, Inc., Term Loan
255,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
254,745
Precision Medicine Group, LLC,
Delayed Draw
53,654
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
53,419
Precision Medicine Group, LLC,
Term Loan
409,289
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
407,501
Sotera Health Holdings, LLC, Term
Loan
265,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
263,786
Total 7,243,180
Principal
Amount Bank Loans (9.5%)
a
Value
Financials (0.4%)
Asurion, LLC, Term Loan
$ 149,250
3.342%,  (LIBOR 1M +
3.250%), 12/23/2026
b
$ 146,381
225,000
5.342%,  (LIBOR 1M +
5.250%), 2/3/2028
b
223,715
285,000
0.000%,  (LIBOR 1M +
5.250%), 1/15/2029
b,c,d
283,307
Digicel International Finance, Ltd.,
Term Loan
324,158
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
308,275
NCR Corporation, Term Loan
542,513
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
530,984
Northriver Midstream Finance, LP,
Term Loan
211,275
3.395%,  (LIBOR 3M +
3.250%), 10/1/2025
b
209,190
Tiger Acquisition, LLC, Term Loan
145,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
143,823
Total 1,845,675
Technology (1.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
537,274
3.628%,  (LIBOR 2M +
3.500%), 8/21/2026
b
521,156
Crown Subsea Communications
Holding, Inc., Term Loan
381,336
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
383,402
Gogo Intermediate Holdings, LLC,
Term Loan
370,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
367,921
Lummus Technology Holdings V,
LLC, Term Loan
284,288
3.592%,  (LIBOR 1M +
3.500%), 6/30/2027
b
281,754
Prime Security Services Borrower,
LLC, Term Loan
1,221,937
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,215,999
Rackspace Technology Global,
Inc., Term Loan
483,788
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
477,610
Redstone Holdco 2 LP, Delayed
Draw
65,564
0.000%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
65,032
48,436
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
47,588
Redstone Holdco 2 LP, Term Loan
167,520
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
166,160
84,467
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
82,989
SS&C Technologies, Inc., Term
Loan
62,284
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
61,314

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.5%)
a
Value
Technology (1.0%) - continued
$ 57,783
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
$ 56,884
Zayo Group Holdings, Inc., Term
Loan
396,401
3.092%,  (LIBOR 1M +
3.000%), 3/9/2027
b
389,678
Total 4,117,487
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
590,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
605,783
Air Canada, Term Loan
150,000
0.000%,  (LIBOR 1M +
3.500%), 7/27/2028
b,c,d
150,251
Hertz Corporation, Term Loan
115,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
114,257
21,673
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
21,533
SkyMiles IP, Ltd., Term Loan
630,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
664,826
United Airlines, Inc., Term Loan
244,387
4.500%,  (LIBOR 1M +
3.750%), 4/21/2028
b
244,480
Total 1,801,130
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
60,940
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
60,940
CQP Holdco LP, Term Loan
520,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
516,667
EnergySolutions, LLC, Term Loan
276,579
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
274,850
Exgen Renewables IV, LLC, Term
Loan
130,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
129,648
Osmose Utilities Services, Inc.,
Term Loan
95,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
94,110
PG&E Corporation, Term Loan
521,457
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
507,550
Talen Energy Supply, LLC, Term
Loan
222,300
3.842%,  (LIBOR 1M +
3.750%), 7/8/2026
b
202,168
Total 1,785,933
Total Bank Loans
(cost $41,053,625) 41,073,585
Shares Common Stock ( 37 .8% ) Value
Communications Services (3.3%)
4,798 Activision Blizzard, Inc. 401,209
1,519 Alphabet, Inc., Class A
f
4,092,991
Shares Common Stock (37.8%) Value
Communications Services (3.3%) - continued
465 Alphabet, Inc., Class C
f
$ 1,257,555
14,776 AT&T, Inc. 414,467
1,015 Charter Communications, Inc.
f
755,211
16,841 Comcast Corporation 990,756
8,507 Discovery, Inc., Class A
f,g
246,788
6,291 DISH Network Corporation
f
263,530
2,917 Electronic Arts, Inc. 419,931
6,498 Facebook, Inc.
f
2,315,237
6,294 Live Nation Entertainment, Inc.
f
496,534
471 Lumen Technologies, Inc. 5,873
1,628 Match Group, Inc.
f
259,292
3,562 Omnicom Group, Inc. 259,385
14,723 QuinStreet, Inc.
f
270,020
214 RingCentral, Inc.
f
57,196
10,962 Twitter, Inc.
f
764,599
16,830 Verizon Communications, Inc. 938,777
504 ViacomCBS, Inc. 20,629
189 Walt Disney Company
f
33,268
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
7,511
2,336 Zillow Group, Inc.
f
250,256
Total 14,521,015
Consumer Discretionary (4.5%)
1,345 Amazon.com, Inc.
f
4,475,609
8,513 Aptiv plc
f
1,420,394
246 AutoZone, Inc.
f
399,398
4,031 Bloomin' Brands, Inc.
f
101,299
25 Booking Holdings, Inc.
f
54,456
74 Burlington Stores, Inc.
f
24,775
2,960 Caesars Entertainment, Inc.
f
258,586
1,239 Carvana Company
f
418,237
4,931 Cedar Fair, LP
f
207,102
595 Chipotle Mexican Grill, Inc.
f
1,108,747
1,853 Clarus Corporation 52,848
7,477 Cooper-Standard Holdings, Inc.
f
194,776
2,692 Crocs, Inc.
f
365,601
3,425 D.R. Horton, Inc. 326,848
522 Dick's Sporting Goods, Inc. 54,361
875 Emerald Holding, Inc.
f
3,456
15,351 Everi Holdings, Inc.
f
348,314
1,887 Expedia Group, Inc.
f
303,562
1,485 Ford Motor Company
f
20,716
350 Garmin, Ltd. 55,020
6,863 Harley-Davidson, Inc. 271,912
2,513 Home Depot, Inc. 824,741
2,116 Kohl's Corporation 107,493
6,573 Leggett & Platt, Inc. 315,701
7,492 Libbey, Inc.
f
29,031
4,815 Lowe's Companies, Inc. 927,802
1,348 Lululemon Athletica, Inc.
f
539,429
1,499 Marriott International, Inc.
f
218,824
1,632 McDonald's Corporation 396,103
134 Mercadolibre, Inc.
f
210,206
4,552 Miller Industries, Inc. 170,746
947 Mohawk Industries, Inc.
f
184,570
2,444 NIKE, Inc. 409,394
148 NVR, Inc.
f
772,945
3,149 Penn National Gaming, Inc.
f
215,329
10,415 Qurate Retail, Inc. 123,522
426 RH
f
282,898
1,861 Ross Stores, Inc. 228,326
2,777 Sleep Number Corporation
f
275,506
5,148 Sony Group Corporation ADR 536,936
6,381 Stoneridge, Inc.
f
184,730

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (37.8%) Value
Consumer Discretionary (4.5%) - continued
2,276 Taylor Morrison Home Corporation
f
$ 61,042
1,875 Tesla, Inc.
f
1,288,500
7,514 ThredUp, Inc.
f
179,284
9,508 Under Armour, Inc., Class C
f
166,580
4,578 Zumiez, Inc.
f
199,830
Total 19,315,485
Consumer Staples (1.5%)
990 Altria Group, Inc. 47,560
4,858 BJ's Wholesale Club Holdings,
Inc.
f
246,009
1,645 Brown-Forman Corporation 116,663
1,667 Bunge, Ltd. 129,409
2,902 Colgate-Palmolive Company 230,709
1,370 Costco Wholesale Corporation 588,716
124 General Mills, Inc. 7,299
8,371 Hain Celestial Group, Inc.
f
334,087
1,494 John B. Sanfilippo & Son, Inc. 137,986
1,501 Kimberly-Clark Corporation 203,716
6,591 Lamb Weston Holdings, Inc. 440,081
3,802 Monster Beverage Corporation
f
358,605
292 PepsiCo, Inc. 45,829
17,195 Philip Morris International, Inc. 1,721,048
19,122 Primo Water Corporation 316,087
2,560 Procter & Gamble Company 364,109
6,025 Turning Point Brands, Inc. 319,445
6,728 Wal-Mart Stores, Inc. 959,076
Total 6,566,434
Energy (0.9%)
11,328 BP plc ADR 273,911
1,112 Cheniere Energy, Inc.
f
94,442
1,049 Chevron Corporation 106,799
5,796 ConocoPhillips 324,924
28,979 Devon Energy Corporation 748,817
21 Diamondback Energy, Inc. 1,620
633 Dorian LPG, Ltd.
f
7,659
13,335 Enterprise Products Partners, LP 300,971
2,826 EOG Resources, Inc. 205,902
1,704 EQT Corporation
f
31,336
3,568 Exxon Mobil Corporation 205,410
7,602 Halliburton Company 157,209
10,564 Helmerich & Payne, Inc. 302,870
1,100 Kinder Morgan, Inc. 19,118
4,216 Marathon Petroleum Corporation 232,807
300 MPLX, LP 8,514
7,114 Nine Energy Service, Inc.
f
18,710
4,331 Occidental Petroleum Corporation 113,039
3,734 Pioneer Natural Resources
Company 542,812
330 TC Energy Corporation 16,081
2,880 Valero Energy Corporation 192,874
500 Williams Companies, Inc. 12,525
Total 3,918,350
Financials (5.7%)
6,941 Air Lease Corporation 294,021
9,681 Ally Financial, Inc. 497,216
3,190 American Express Company 543,991
13,673 Annaly Capital Management, Inc. 116,084
10,632 Arch Capital Group, Ltd.
f
414,648
2,072 Ares Capital Corporation 41,378
130 Arthur J. Gallagher & Company 18,110
12,132 Assured Guaranty, Ltd. 580,031
31,353 Bank of America Corporation 1,202,701
Shares Common Stock (37.8%) Value
Financials (5.7%) - continued
268 Bank of Marin Bancorp $ 9,300
5,161 Bank of N.T. Butterfield & Son, Ltd. 171,036
1,799 Berkshire Hathaway, Inc.
f
500,644
2,600 BlackRock TCP Capital
Corporation 37,102
598 BlackRock, Inc. 518,568
2,249 Blackstone Mortgage Trust, Inc. 72,913
11,518 Bridgewater Bancshares, Inc.
f
186,822
7,514 Byline Bancorp, Inc. 184,920
3,882 Capital One Financial Corporation 627,719
558 Cboe Global Markets, Inc. 66,106
17,076 Charles Schwab Corporation 1,160,314
3,329 Chubb, Ltd. 561,735
1,328 Cincinnati Financial Corporation 156,545
12,490 Citigroup, Inc. 844,574
589 Citizens Financial Group, Inc. 24,832
1,889 CME Group, Inc. 400,714
7,951 Columbia Banking System, Inc. 277,808
4,906 Comerica, Inc. 336,846
938 Community Trust Bancorp, Inc. 37,295
939 Customers Bancorp, Inc.
f
34,011
3,347 Discover Financial Services 416,099
1,656 Ellington Residential Mortgage
REIT 18,431
212 Enova International, Inc.
f
7,015
5,311 Enterprise Financial Services
Corporation 236,711
19,356 Equitable Holdings, Inc. 597,520
2,160 Evercore, Inc. 285,552
279 FactSet Research Systems, Inc. 99,681
323 Financial Institutions, Inc. 9,509
4,736 First Bancorp/Puerto Rico 57,448
1,603 First Busey Corporation 37,831
207 First Mid-Illinois Bancshares, Inc. 8,423
2,086 First Republic Bank 406,812
2,334 FS KKR Capital Corporation 48,991
2,938 Glacier Bancorp, Inc. 151,483
2,956 Golub Capital BDC, Inc. 46,646
1,070 Great Southern Bancorp, Inc. 55,672
1,802 Hancock Whitney Corporation 78,765
311 Hanmi Financial Corporation 5,669
9,366 Heartland Financial USA, Inc. 427,277
167 HomeStreet, Inc. 6,298
774 Hometrust Bancshares, Inc. 20,379
8,883 Hope Bancorp, Inc. 117,700
1,790 Houlihan Lokey, Inc. 159,489
31,790 Huntington Bancshares, Inc. 447,603
376 Independent Bank Corporation 7,907
8,817 J.P. Morgan Chase & Company 1,338,244
2,068 Kinsale Capital Group, Inc. 369,438
4,919 KKR & Company, Inc. 313,635
1,604 Lincoln National Corporation 98,838
65 MarketAxess Holdings, Inc. 30,886
2,305 Marsh & McLennan Companies,
Inc. 339,342
2,311 MidWestOne Financial Group, Inc. 67,319
519 Moody's Corporation 195,144
8,696 Morgan Stanley 834,642
231 Peapack-Gladstone Financial
Corporation 7,440
1,932 Primerica, Inc. 282,497
187 QCR Holdings, Inc. 9,180
11,415 Radian Group, Inc. 257,751
3,522 Raymond James Financial, Inc. 456,029
862 Reinsurance Group of America,
Inc. 94,975

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (37.8%) Value
Financials (5.7%) - continued
2,761 S&P Global, Inc. $ 1,183,696
6,932 Seacoast Banking Corporation of
Florida 210,663
1,245 Selective Insurance Group, Inc. 101,281
1,215 Sixth Street Specialty Lending, Inc. 28,297
1,823 Starwood Property Trust, Inc. 47,453
5,123 Synovus Financial Corporation 209,531
433 T. Rowe Price Group, Inc. 88,401
1,853 Texas Capital Bancshares, Inc.
f
116,702
1,804 Torchmark Corporation 167,970
3,769 Triumph Bancorp, Inc.
f
288,932
7,847 Truist Financial Corporation 427,112
7,539 Umpqua Holdings Corporation 142,261
4,463 Unum Group 122,286
24,411 Wells Fargo & Company 1,121,441
10,445 Western Alliance Bancorp 969,505
12,943 Zions Bancorporations NA 674,977
932 Zurich Insurance Group AG 375,759
Total 24,644,522
Health Care (5.2%)
1,005 Abbott Laboratories 121,585
2,878 AbbVie, Inc. 334,711
444 Align Technology, Inc.
f
308,935
2,495 Amedisys, Inc.
f
650,247
3,452 Amgen, Inc. 833,796
3,365 AMN Healthcare Services, Inc.
f
338,384
2,352 Anthem, Inc. 903,192
3,254 Baxter International, Inc. 251,697
587 Becton, Dickinson and Company 150,125
1,371 Biogen, Inc.
f
447,947
3,273 Biohaven Pharmaceutical Holding
Company, Ltd.
f
412,431
490 Bio-Techne Corporation 236,298
546 Boston Scientific Corporation
f
24,898
277 Bristol-Myers Squibb Company 18,800
4,000 Centene Corporation
f
274,440
4,576 Cerner Corporation 367,865
2,204 Cigna Holding Company 505,796
3,922 CVS Health Corporation 323,016
2,036 Danaher Corporation 605,690
1,016 Dexcom, Inc.
f
523,758
6,297 Edwards Lifesciences Corporation
f
706,964
5,013 Gilead Sciences, Inc. 342,338
5,652 GlaxoSmithKline plc ADR 226,871
4,515 Halozyme Therapeutics, Inc.
f
186,605
2,117 HCA Healthcare, Inc. 525,439
225 Humana, Inc. 95,818
960 Illumina, Inc.
f
475,920
2,835 InMode, Ltd.
f
322,254
360 Insulet Corporation
f
100,688
699 Intuitive Surgical, Inc.
f
693,031
1,688 IQVIA Holding, Inc.
f
418,118
8,752 Johnson & Johnson 1,507,094
13,574 Lantheus Holdings, Inc.
f
355,232
877 LHC Group, Inc.
f
188,713
10,269 Medtronic plc 1,348,422
10,045 Merck & Company, Inc. 772,159
119 Mettler-Toledo International, Inc.
f
175,371
3,931 Novo Nordisk AS ADR
g
364,011
4,685 NuVasive, Inc.
f
299,606
145 Regeneron Pharmaceuticals, Inc.
f
83,318
4,138 Stryker Corporation 1,121,150
7,380 Syneos Health, Inc.
f
661,765
1,983 Teladoc Health, Inc.
f
294,376
Shares Common Stock (37.8%) Value
Health Care (5.2%) - continued
72 Teleflex, Inc. $ 28,615
2,397 Thermo Fisher Scientific, Inc. 1,294,404
1,514 UnitedHealth Group, Inc. 624,101
1,494 Veeva Systems, Inc.
f
497,069
21,727 Viemed Healthcare, Inc.
f
151,220
2,233 Zimmer Biomet Holdings, Inc. 364,917
4,577 Zoetis, Inc. 927,758
Total 22,786,958
Industrials (4.7%)
3,597 Advanced Drainage Systems, Inc. 439,158
4,888 Altra Industrial Motion Corporation 306,380
3,693 AMETEK, Inc. 513,512
2,554 ASGN, Inc.
f
258,286
10,034 Badger Infrastructure Solution 280,286
633 Boeing Company
f
143,362
2,143 Carlisle Companies, Inc. 433,400
217 Caterpillar, Inc. 44,865
1,978 Chart Industries, Inc.
f
307,480
2,491 Crane Company 242,200
9,300 CSX Corporation 300,576
23 Cummins, Inc. 5,338
3,067 Curtiss-Wright Corporation 362,826
11,568 Delta Air Lines, Inc.
f
461,563
16,283 Dun & Bradstreet Holdings, Inc.
f
341,292
1,981 Eaton Corporation plc 313,097
3,066 Emerson Electric Company 309,329
682 Encore Wire Corporation 53,489
525 Fortive Corporation 38,146
3,048 Forward Air Corporation 269,565
3,980 General Dynamics Corporation 780,199
110 Gorman-Rupp Company 3,926
687 GrafTech International, Ltd. 7,811
1,081 Greenbrier Companies, Inc.
g
46,267
3,681 Helios Technologies, Inc. 297,609
4,519 Honeywell International, Inc. 1,056,497
10,126 Howmet Aerospace, Inc.
f
332,335
1,373 IDEX Corporation 311,245
2,278 Illinois Tool Works, Inc. 516,354
986 JetBlue Airways Corporation
f
14,583
10,062 Johnson Controls International plc 718,628
846 Kansas City Southern 226,559
2,161 L3Harris Technologies, Inc. 489,985
152 Landstar System, Inc. 23,864
2,157 Lincoln Electric Holdings, Inc. 300,751
706 Linde plc 217,017
1,822 Lockheed Martin Corporation 677,183
3,592 Manpower, Inc. 425,939
10,105 Meritor, Inc.
f
245,855
1,430 Middleby Corporation
f
273,831
6,042 NAPCO Security Technologies,
Inc.
f
213,585
104 Nordson Corporation 23,518
2,136 Norfolk Southern Corporation 550,725
1,020 Northrop Grumman Corporation 370,280
5,420 Nutrien, Ltd. 321,948
1,595 Old Dominion Freight Line, Inc. 429,294
2,336 Otis Worldwide Corporation 209,189
1,808 Parker-Hannifin Corporation 564,150
2,410 Patrick Industries, Inc. 199,138
4,012 Quanta Services, Inc. 364,691
4,318 Raytheon Technologies
Corporation 375,450
2,736 Regal-Beloit Corporation 402,821
6,723 Southwest Airlines Company
f
339,646

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (37.8%) Value
Industrials (4.7%) - continued
732 Stanley Black & Decker, Inc. $ 144,241
4,779 Timken Company 379,931
902 Tutor Perini Corporation
f
12,691
13,028 Uber Technologies, Inc.
f
566,197
1,687 Union Pacific Corporation 369,048
3,038 United Parcel Service, Inc. 581,352
3,204 United Rentals, Inc.
f
1,055,878
6,746 US Ecology, Inc.
f
236,110
444 Waste Management, Inc. 65,827
3,539 WESCO International, Inc.
f
376,727
Total 20,543,025
Information Technology (9.0%)
1,654 Accenture plc 525,443
2,125 Adobe, Inc.
f
1,320,964
1,676 Advanced Energy Industries, Inc. 173,885
4,963 Agilysys, Inc.
f
275,744
219 Akamai Technologies, Inc.
f
26,262
3,084 Alliance Data Systems Corporation 287,583
4,194 Amphenol Corporation 304,023
341 Analog Devices, Inc. 57,090
1,120 ANSYS, Inc.
f
412,675
37,085 Apple, Inc. 5,409,218
3,126 AppLovin Corporation
f,g
192,155
455 Automatic Data Processing, Inc. 95,382
3,402 Axcelis Technologies, Inc.
f
131,147
3,142 BigCommerce Holdings, Inc.
f
203,476
2,013 Bill.com Holdings, Inc.
f
416,329
834 Broadcom, Ltd. 404,824
261 Broadridge Financial Solutions,
Inc. 45,281
6,800 Calix, Inc.
f
318,104
8,466 Ciena Corporation
f
492,213
22,199 Cisco Systems, Inc. 1,229,159
3,401 Computer Services, Inc. 197,462
2,017 Dolby Laboratories, Inc. 195,851
11,369 Dropbox, Inc.
f
358,010
1,529 Enphase Energy, Inc.
f
289,898
143 Euronet Worldwide, Inc.
f
20,423
854 FleetCor Technologies, Inc.
f
220,520
9,149 Gilat Satellite Networks, Ltd.
g
95,882
7,224 HP, Inc. 208,557
2,083 II-VI, Inc.
f
145,414
1,242 Intel Corporation 66,720
938 Intuit, Inc. 497,112
866 J2 Global, Inc.
f
122,340
288 Jack Henry & Associates, Inc. 50,138
1,625 KLA-Tencor Corporation 565,760
813 Lam Research Corporation 518,214
769 Littelfuse, Inc. 204,546
514 Lumentum Holdings, Inc.
f
43,171
3,743 Mastercard, Inc. 1,444,573
1,029 Microchip Technology, Inc. 147,270
1,604 Micron Technology, Inc.
f
124,438
25,245 Microsoft Corporation 7,192,553
1,208 Motorola Solutions, Inc. 270,495
5,418 National Instruments Corporation 238,988
1,391 Nice, Ltd. ADR
f
387,602
7,522 NVIDIA Corporation 1,466,715
7,235 ON Semiconductor Corporation
f
282,599
3,243 Oracle Corporation 282,595
6,701 PayPal Holdings, Inc.
f
1,846,327
8,221 QUALCOMM, Inc. 1,231,506
13,645 Sabre Corporation
f
160,875
3,581 Salesforce.com, Inc.
f
866,351
Shares Common Stock (37.8%) Value
Information Technology (9.0%) - continued
378 Samsung Electronics Company,
Ltd. GDR $ 647,774
2,352 Seagate Technology Holdings 206,741
1,421 ServiceNow, Inc.
f
835,392
15,971 Sonos, Inc.
f
533,112
5,561 Square, Inc.
f
1,375,013
1,371 SunPower Corporation
f
33,960
693 TE Connectivity, Ltd. 102,197
18,347 Telefonaktiebolaget LM Ericsson
ADR 211,541
264 Teradyne, Inc. 33,528
7,303 Texas Instruments, Inc. 1,392,098
33,561 TTM Technologies, Inc.
f
469,518
117 Tyler Technologies, Inc.
f
57,639
1,079 VeriSign, Inc.
f
233,463
1,616 Visa, Inc. 398,166
958 VMware, Inc.
f,g
147,283
612 Western Digital Corporation
f
39,737
2,408 Workiva, Inc.
f
312,486
Total 39,093,510
Materials (1.1%)
6,259 Ashland Global Holdings, Inc. 532,453
10,527 Axalta Coating Systems, Ltd.
f
316,863
3,873 Ball Corporation 313,248
7,451 Carpenter Technology Corporation 284,256
9,598 CF Industries Holdings, Inc. 453,506
2,194 Eastman Chemical Company 247,308
589 Ecolab, Inc. 130,069
10,347 Element Solutions, Inc. 242,016
29,760 Ivanhoe Mines, Ltd.
f
220,886
1,753 LyondellBasell Industries NV 174,125
1,180 Martin Marietta Materials, Inc. 428,694
3,651 Nucor Corporation 379,777
43 PPG Industries, Inc. 7,031
6,391 Steel Dynamics, Inc. 411,900
3,912 UFP Technologies, Inc.
f
233,859
1,992 United States Lime & Minerals, Inc. 276,888
Total 4,652,879
Real Estate (1.3%)
1,246 Agree Realty Corporation 93,637
1,862 Alexandria Real Estate Equities,
Inc. 374,895
11,165 American Campus Communities,
Inc. 561,711
1,113 AvalonBay Communities, Inc. 253,575
2,714 Camden Property Trust 405,444
2,895 CBRE Group, Inc.
f
279,252
2,484 Colliers International Group, Inc. 319,417
1,892 Digital Realty Trust, Inc. 291,671
6,157 Duke Realty Corporation 313,268
11,116 Essential Properties Realty Trust,
Inc. 331,257
679 Extra Space Storage, Inc. 118,241
2,517 First Industrial Realty Trust, Inc. 137,881
1,211 Four Corners Property Trust, Inc. 34,768
2,350 Healthcare Realty Trust, Inc. 74,918
14,235 Host Hotels & Resorts, Inc.
f
226,763
10,031 Independence Realty Trust, Inc. 193,398
1,275 iSTAR Financial, Inc. 30,893
4,480 Lexington Realty Trust 58,912
10,345 National Storage Affiliates Trust 560,389
3,195 New Residential Investment
Corporation 31,183

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (37.8%) Value
Real Estate (1.3%) - continued
1,689 Public Storage, Inc. $ 527,779
2,857 Rayonier, Inc. REIT 107,737
527 Realty Income Corporation 37,043
2,073 Rexford Industrial Realty, Inc. 127,531
19,255 Sunstone Hotel Investors, Inc.
f
222,203
Total 5,713,766
Utilities (0.6%)
6,435 Alliant Energy Corporation 376,640
1,291 American Electric Power
Company, Inc. 113,763
13,143 CenterPoint Energy, Inc. 334,621
4,083 Duke Energy Corporation 429,164
5,786 Entergy Corporation 595,495
5,882 Exelon Corporation 275,278
902 FirstEnergy Corporation 34,565
418 NextEra Energy Partners, LP 32,407
755 NextEra Energy, Inc. 58,814
1,571 NorthWestern Corporation 97,386
826 NRG Energy, Inc. 34,064
3,254 Portland General Electric
Company 159,121
2,167 Spire, Inc. 153,749
854 WEC Energy Group, Inc. 80,396
Total 2,775,463
Total Common Stock
(cost $111,221,576) 164,531,407
Principal
Amount Long-Term Fixed Income ( 32 .6% ) Value
Asset-Backed Securities (1.4%)
510 Asset Backed 2021-NPL1
Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
200,554
522 Funding CLO, Ltd.
175,000
3.988%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,h
175,351
Arch Street CLO, Ltd.
250,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
249,998
Ares LVII CLO, Ltd.
175,000
4.475%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,h
175,478
Babson CLO, Ltd.
300,000
3.034%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
294,886
Cent CLO, LP
750,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
750,431
College Ave Student Loans, LLC
123,073
1.739%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
124,386
Conn's Receivables Funding
16,429
1.710%,  6/16/2025, Ser.
2020-A, Class A
h
16,443
Principal
Amount Long-Term Fixed Income (32.6%) Value
Asset-Backed Securities (1.4%) - continued
Foundation Finance Trust
$ 54,262
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
$ 55,008
Harley Marine Financing, LLC
382,276
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
371,455
Longfellow Place CLO, Ltd.
325,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
325,019
Mountain View CLO, Ltd.
400,000
2.476%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,h
398,600
Octagon Investment Partners 50,
Ltd.
225,000
4.426%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,h
225,494
OZLM IX, Ltd.
400,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
400,317
Palmer Square Loan Funding, Ltd.
300,000
2.384%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
300,360
Sound Point CLO XXI, Ltd.
700,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
700,238
TCI-Flatiron CLO, Ltd.
700,000
2.334%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,h
701,725
THL Credit Wind River CLO, Ltd.
350,000
2.976%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
349,600
Wind River CLO, Ltd.
175,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
175,058
Total 5,990,401
Basic Materials (0.5%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
h
86,400
Anglo American Capital plc
37,000 2.250%,  3/17/2028
h
37,704
BWAY Holding Company
50,000 5.500%,  4/15/2024
h
50,312
Chemours Company
60,000 5.750%,  11/15/2028
h
63,675
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 52,750
30,000 4.625%,  3/1/2029
h
31,837
30,000 4.875%,  3/1/2031
h
32,400
Consolidated Energy Finance SA
55,000 6.875%,  6/15/2025
h
55,828
DuPont de Nemours, Inc.
38,000 4.725%,  11/15/2028 45,616

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Basic Materials (0.5%) - continued
First Quantum Minerals, Ltd.
$ 105,000 7.500%,  4/1/2025
h
$ 108,822
Freeport-McMoRan, Inc.
80,000 4.125%,  3/1/2028 83,800
90,000 4.250%,  3/1/2030 97,088
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
h
63,561
Hecla Mining Company
20,000 7.250%,  2/15/2028 21,658
Hudbay Minerals, Inc.
60,000 4.500%,  4/1/2026
h
61,050
Ingevity Corporation
90,000 3.875%,  11/1/2028
h
90,000
Kraton Polymers, LLC
80,000 4.250%,  12/15/2025
h
82,000
LYB International Finance III, LLC
52,000 1.250%,  10/1/2025 52,300
Mercer International, Inc.
50,000 5.125%,  2/1/2029 50,938
Mosaic Company
14,000 3.250%,  11/15/2022 14,473
56,000 4.050%,  11/15/2027 63,506
Novelis Corporation
60,000 5.875%,  9/30/2026
h
62,260
25,000 3.250%,  11/15/2026
d,h
25,375
30,000 4.750%,  1/30/2030
h
31,944
25,000 3.875%,  8/15/2031
d,h
25,281
Nutrien, Ltd.
37,000 4.000%,  12/15/2026 41,826
OCI NV
50,000 4.625%,  10/15/2025
h
51,688
Olin Corporation
100,000 5.125%,  9/15/2027 104,125
SCIH Salt Holdings, Inc.
55,000 4.875%,  5/1/2028
h
54,931
Southern Copper Corporation
78,000 3.875%,  4/23/2025 85,079
Syngenta Finance NV
76,000 5.182%,  4/24/2028
h
87,737
Teck Resources, Ltd.
51,000 3.900%,  7/15/2030 56,101
United States Steel Corporation
70,000 6.875%,  3/1/2029 75,980
Venator Finance SARL
60,000 5.750%,  7/15/2025
h
57,600
Westlake Chemical Corporation
37,000 3.600%,  8/15/2026 40,884
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
h
57,736
Total 2,104,265
Capital Goods (0.8%)
AECOM
95,000 5.125%,  3/15/2027 105,687
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
h
68,250
Ardagh Packaging Finance plc
45,000 6.000%,  2/15/2025
h
46,395
70,000 5.250%,  8/15/2027
h
71,477
Boeing Company
66,000 4.875%,  5/1/2025 74,010
43,000 2.196%,  2/4/2026 43,390
56,000 3.250%,  3/1/2028 59,268
Principal
Amount Long-Term Fixed Income (32.6%) Value
Capital Goods (0.8%) - continued
$ 74,000 5.150%,  5/1/2030 $ 88,118
Bombardier, Inc.
60,000 7.500%,  3/15/2025
h
61,135
15,000 7.125%,  6/15/2026
h
15,600
60,000 7.875%,  4/15/2027
h
62,115
Brand Industrial Services, Inc.
30,000 8.500%,  7/15/2025
h
30,510
BWAY Holding Company
60,000 7.250%,  4/15/2025
h
58,563
Carrier Global Corporation
56,000 2.722%,  2/15/2030 59,316
Caterpillar Financial Services
Corporation
30,000 1.450%,  5/15/2025 30,834
Chart Industries, Inc., Convertible
46,000 1.000%,  11/15/2024
h
123,395
CNH Industrial Capital, LLC
17,000 1.950%,  7/2/2023 17,439
Cornerstone Building Brands, Inc.
80,000 6.125%,  1/15/2029
h
85,200
Covanta Holding Corporation
60,000 6.000%,  1/1/2027 62,250
20,000 5.000%,  9/1/2030 21,463
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
h
51,601
Crown Americas Capital
Corporation IV
100,000 4.500%,  1/15/2023 104,250
General Electric Company
48,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,j
46,920
37,000 3.625%,  5/1/2030 41,799
GFL Environmental, Inc.
20,000 4.000%,  8/1/2028
h
19,765
50,000 3.500%,  9/1/2028
h
50,158
H&E Equipment Services, Inc.
60,000 3.875%,  12/15/2028
h
59,475
Honeywell International, Inc.
29,000 1.350%,  6/1/2025 29,647
Howmet Aerospace, Inc.
70,000 6.875%,  5/1/2025 81,460
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 64,479
JELD-WEN, Inc.
70,000 4.625%,  12/15/2025
h
71,312
John Deere Capital Corporation
44,000 2.050%,  1/9/2025 46,145
56,000 1.500%,  3/6/2028 56,410
KBR, Inc., Convertible
211,000 2.500%,  11/1/2023 334,567
Meritage Homes Corporation
56,000 3.875%,  4/15/2029
h
58,995
Meritor, Inc.
40,000 4.500%,  12/15/2028
h
40,948
NESCO Holdings II, Inc.
40,000 5.500%,  4/15/2029
h
41,277
Otis Worldwide Corporation
39,000 2.056%,  4/5/2025 40,572
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
h
53,562
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 67,497

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Capital Goods (0.8%) - continued
Patrick Industries, Inc., Convertible
$ 61,000 1.000%,  2/1/2023 $ 69,235
Raytheon Technologies
Corporation
37,000 4.125%,  11/16/2028 42,924
Republic Services, Inc.
37,000 3.950%,  5/15/2028 42,475
Roper Technologies, Inc.
31,000 2.350%,  9/15/2024 32,421
Siemens
Financieringsmaatschappij NV
56,000 1.700%,  3/11/2028
h
57,176
SRM Escrow Issuer, LLC
95,000 6.000%,  11/1/2028
h
101,413
Standard Industries, Inc.
80,000 4.375%,  7/15/2030
h
82,400
Sunpower Corporation,
Convertible
55,000 4.000%,  1/15/2023 71,434
Textron, Inc.
56,000 3.650%,  3/15/2027 62,379
Titan Acquisition, Ltd.
25,000 7.750%,  4/15/2026
h
25,730
TransDigm, Inc.
40,000 6.250%,  3/15/2026
h
41,950
180,000 5.500%,  11/15/2027 185,850
10,000 4.625%,  1/15/2029
h
9,975
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 73,920
50,000 4.000%,  7/15/2030 51,938
United Technologies Corporation
56,000 3.950%,  8/16/2025 62,398
W.W. Grainger, Inc.
24,000 1.850%,  2/15/2025 24,911
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
h
30,525
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
h
100,170
Total 3,714,478
Collateralized Mortgage Obligations (2.5%)
Banc of America Alternative Loan
Trust
177,813
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 178,549
Banc of America Mortgage
Securities Trust
107,075
2.604%,  9/25/2035, Ser.
2005-H, Class 3A1
b
107,396
46,143
3.035%,  9/25/2035, Ser.
2005-H, Class 2A1
b
45,359
Bellemeade Re, Ltd.
261,355
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
263,477
Business Jet Securities, LLC
78,975
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
80,708
CHL Mortgage Pass-Through Trust
195,155
2.759%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
179,460
102,103
2.586%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
106,019
Principal
Amount Long-Term Fixed Income (32.6%) Value
Collateralized Mortgage Obligations (2.5%) -
continued
$ 280,053
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 $ 215,375
CIM Trust
153,030
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
161,442
Citigroup Mortgage Loan Trust,
Inc.
224,077
2.887%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
223,998
Countrywide Alternative Loan Trust
251,761
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 128,436
Countrywide Home Loan
Mortgage Pass Through Trust
110,772
2.605%,  11/25/2035, Ser.
2005-22, Class 2A1
b
105,514
Credit Suisse First Boston
Mortgage Securities Corporation
83,679
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 84,541
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
181,703
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 183,187
Eagle Re, Ltd.
360,939
1.889%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
360,939
Federal Home Loan Mortgage
Corporation
590,004
3.500%,  8/15/2035, Ser.
345, Class C8
k
65,334
Federal Home Loan Mortgage
Corporation - REMIC
458,151
3.000%,  5/15/2027, Ser.
4046, Class GI
k
23,196
522,766
3.500%,  10/15/2032, Ser.
4119, Class KI
k
60,752
598,403
3.000%,  4/15/2033, Ser.
4203, Class DI
k
43,255
Federal National Mortgage
Association - REMIC
600,782
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
30,659
519,994
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
23,814
775,502
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
34,103
1,260,354
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
77,517
698,633
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
34,338
388,672
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
19,258
912,256
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
45,474
1,353,692
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
66,698
527,688
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
27,955
570,272
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
26,831
415,234
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
40,563

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Collateralized Mortgage Obligations (2.5%) -
continued
$ 2,385,779
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
$ 151,931
1,420,242
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
76,993
Genworth Mortgage Insurance
Corporation
35,029
1.989%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
35,029
200,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
200,746
GMAC Mortgage Corporation
Loan Trust
100,359
3.103%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
97,611
8,860
0.589%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
12,657
Homeward Opportunities Fund I
Trust
300,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,h
304,285
IndyMac INDA Mortgage Loan
Trust
525,113
2.994%,  8/25/2036, Ser.
2006-AR1, Class A1
b
494,729
IndyMac INDX Mortgage Loan
Trust
366,935
0.509%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
348,906
J.P. Morgan Alternative Loan Trust
96,214
3.172%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
92,313
316,329
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 253,097
Legacy Mortgage Asset Trust
246,826
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
248,581
Lehman Mortgage Trust
20,025
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 20,979
Master Asset Securitization Trust
288,552
0.589%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
58,360
Merrill Lynch Mortgage Investors
Trust
211,461
2.974%,  6/25/2035, Ser.
2005-A5, Class M1
b
130,986
Palmer Square Loan Funding, Ltd.
300,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,h
300,060
Preston Ridge Partners Mortgage
Trust, LLC
288,457
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
289,784
173,074
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
174,050
Principal
Amount Long-Term Fixed Income (32.6%) Value
Collateralized Mortgage Obligations (2.5%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
h,i
$ 225,467
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
h,i
250,538
Radnor RE, Ltd.
475,000
2.789%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
479,632
Residential Accredit Loans, Inc.
Trust
133,058
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 132,471
126,777
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 127,675
93,180
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 91,665
Residential Asset Securitization
Trust
122,949
2.048%,  1/25/2034, Ser.
2004-IP1, Class A1
b
125,655
197,511
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 204,746
Residential Funding Mortgage
Security I Trust
198,576
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 192,471
Silver Hill Trust
131,571
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
134,720
Stanwich Mortgage Loan Trust
17,173
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,i
17,214
Starwood Mortgage Residential
Trust
200,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
206,410
Structured Adjustable Rate
Mortgage Loan Trust
75,015
2.978%,  7/25/2035, Ser.
2005-15, Class 4A1
b
69,739
147,196
3.176%,  9/25/2035, Ser.
2005-18, Class 1A1
b
119,081
Structured Asset Mortgage
Investments, Inc.
273,355
0.709%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
263,799
Toorak Mortgage Corporation, Ltd.
250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
251,082
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
174,679
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
200,076
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
200,420
250,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
h,i
250,570
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
h,i
300,554

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Collateralized Mortgage Obligations (2.5%) -
continued
Wachovia Asset Securitization, Inc.
$ 132,334
0.229%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,h,l
$ 125,799
WaMu Mortgage Pass Through
Certificates
173,404
0.987%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
163,010
Wells Fargo Home Equity Trust
165,511
0.839%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
161,962
Total 10,804,679
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
175,000
1.793%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
176,207
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,499,605
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,k,l
213,536
Total 389,743
Communications Services (1.3%)
Altice France SA
20,000 8.125%,  2/1/2027
h
21,655
20,000 5.500%,  1/15/2028
h
20,500
75,000 5.125%,  7/15/2029
h
75,556
AMC Networks, Inc.
75,000 4.250%,  2/15/2029 75,000
American Tower Corporation
46,000 3.375%,  5/15/2024 49,208
75,000 4.400%,  2/15/2026 84,832
56,000 3.800%,  8/15/2029 63,066
AT&T, Inc.
77,000 4.450%,  4/1/2024 83,943
75,000 1.700%,  3/25/2026 76,165
56,000 4.300%,  2/15/2030 65,281
Cable One, Inc., Convertible
50,000 1.125%,  3/15/2028
h
50,631
CCO Holdings, LLC
100,000 5.500%,  5/1/2026
h
103,372
100,000 5.125%,  5/1/2027
h
104,625
CCOH Safari, LLC
67,000 5.750%,  2/15/2026
h
69,278
Cengage Learning, Inc.
80,000 9.500%,  6/15/2024
h
81,977
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 50,053
67,000 4.908%,  7/23/2025 76,052
56,000 5.050%,  3/30/2029 66,832
Clear Channel Worldwide
Holdings, Inc.
70,000 7.750%,  4/15/2028
h
72,997
Comcast Corporation
35,000 3.700%,  4/15/2024 37,925
35,000 3.950%,  10/15/2025 39,252
Principal
Amount Long-Term Fixed Income (32.6%) Value
Communications Services (1.3%) - continued
$ 45,000 2.350%,  1/15/2027 $ 47,643
93,000 3.400%,  4/1/2030 103,777
Consolidated Communications,
Inc.
30,000 5.000%,  10/1/2028
h
30,159
Crown Castle International
Corporation
37,000 3.800%,  2/15/2028 41,582
CSC Holdings, LLC
100,000 5.375%,  2/1/2028
h
105,633
95,000 4.125%,  12/1/2030
h
95,238
Cumulus Media New Holdings,
Inc.
50,000 6.750%,  7/1/2026
h
52,750
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
h
37,426
DIRECTV Holdings, LLC
20,000 5.875%,  8/15/2027
d,h
20,678
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 41,509
DISH DBS Corporation
50,000 7.375%,  7/1/2028 54,096
Entercom Media Corporation
50,000 6.500%,  5/1/2027
h
51,500
Fox Corporation
68,000 4.030%,  1/25/2024 73,531
38,000 4.709%,  1/25/2029 44,936
Front Range BidCo, Inc.
90,000 4.000%,  3/1/2027
h
89,550
50,000 6.125%,  3/1/2028
h
50,883
Frontier Communications
Corporation
50,000 5.875%,  10/15/2027
h
53,433
GCI, LLC
60,000 4.750%,  10/15/2028
h
62,475
Gray Television, Inc.
60,000 4.750%,  10/15/2030
h
59,482
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 33,713
iHeartCommunications, Inc.
60,000 4.750%,  1/15/2028
h
62,165
LCPR Senior Secured Financing
DAC
50,000 6.750%,  10/15/2027
h
53,350
Level 3 Financing, Inc.
80,000 4.625%,  9/15/2027
h
83,080
120,000 4.250%,  7/1/2028
h
122,175
Liberty Interactive, LLC,
Convertible
109,000 3.500%,  1/15/2031 128,893
Ligado Networks, LLC
32,428
0.000%,PIK 15.500%,
11/1/2023
h,m
31,861
Netflix, Inc
38,000 5.875%,  11/15/2028 47,215
Netflix, Inc.
29,000 5.875%,  2/15/2025 33,391
165,000 4.875%,  4/15/2028 192,817
Nexstar Escrow Corporation
90,000 5.625%,  7/15/2027
h
95,148
NTT Finance Corporation
45,000 1.162%,  4/3/2026
h
45,145

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Communications Services (1.3%) - continued
Omnicom Group, Inc.
$ 57,000 4.200%,  6/1/2030 $ 66,210
Radiate Holdco, LLC
35,000 6.500%,  9/15/2028
h
36,371
Scripps Escrow II, Inc.
30,000 5.375%,  1/15/2031
h
29,925
Scripps Escrow, Inc.
40,000 5.875%,  7/15/2027
h
41,400
SFR Group SA
55,000 7.375%,  5/1/2026
h
57,200
Sinclair Television Group, Inc.
80,000 5.500%,  3/1/2030
h
79,900
Sirius XM Radio, Inc.
80,000 5.000%,  8/1/2027
h
83,600
40,000 4.000%,  7/15/2028
h
41,267
Sprint Capital Corporation
95,000 6.875%,  11/15/2028 122,560
50,000 8.750%,  3/15/2032 77,069
Sprint Corporation
205,000 7.625%,  2/15/2025 241,656
Terrier Media Buyer, Inc.
40,000 8.875%,  12/15/2027
h
42,772
T-Mobile USA, Inc.
51,000 3.500%,  4/15/2025 55,385
56,000 3.750%,  4/15/2027 62,433
75,000 3.875%,  4/15/2030 84,682
United States Cellular Corporation
60,000 6.700%,  12/15/2033 74,550
Uniti Group, LP
20,000 4.750%,  4/15/2028
h
20,060
50,000 6.500%,  2/15/2029
h
50,678
Univision Communications, Inc.
45,000 6.625%,  6/1/2027
h
48,389
VeriSign, Inc.
40,000 4.750%,  7/15/2027 42,473
Verizon Communications, Inc.
37,000 0.750%,  3/22/2024 37,168
115,000 0.850%,  11/20/2025 114,384
75,000 2.100%,  3/22/2028 77,111
56,000 3.150%,  3/22/2030 61,015
37,000 2.550%,  3/21/2031 38,469
Viacom, Inc.
38,000 5.875%,  2/28/2057
b
38,676
Viasat, Inc.
80,000 5.625%,  9/15/2025
h
81,378
Vodafone Group plc
54,000 7.000%,  4/4/2079
b
67,085
VTR Finance NV
40,000 6.375%,  7/15/2028
h
42,257
Walt Disney Company
75,000 1.750%,  1/13/2026 77,515
38,000 3.800%,  3/22/2030 43,928
Ziggo BV
100,000 5.500%,  1/15/2027
h
103,675
30,000 4.875%,  1/15/2030
h
30,945
Total 5,585,620
Consumer Cyclical (1.8%)
1011778 B.C., ULC
90,000 4.375%,  1/15/2028
h
91,242
Allen Media, LLC
40,000 10.500%,  2/15/2028
h
39,900
Principal
Amount Long-Term Fixed Income (32.6%) Value
Consumer Cyclical (1.8%) - continued
Allied Universal Holdco, LLC
$ 30,000 6.625%,  7/15/2026
h
$ 31,762
95,000 4.625%,  6/1/2028
h
95,356
30,000 6.000%,  6/1/2029
h
30,037
Allison Transmission, Inc.
85,000 3.750%,  1/30/2031
h
84,681
Amazon.com, Inc.
76,000 1.650%,  5/12/2028 77,590
37,000 1.500%,  6/3/2030 36,640
American Axle & Manufacturing,
Inc.
90,000 6.500%,  4/1/2027
g
94,500
American Honda Finance
Corporation
29,000 1.200%,  7/8/2025 29,340
Ashton Woods USA, LLC
40,000 4.625%,  8/1/2029
d,h
40,111
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 36,459
Bloomin' Brands, Inc., Convertible
55,000 5.000%,  5/1/2025 124,712
BMW Finance NV
31,000 2.250%,  8/12/2022
h
31,619
Booking Holdings, Inc.,
Convertible
33,000 0.900%,  9/15/2021 35,227
Boyd Gaming Corporation
60,000 4.750%,  6/15/2031
h
62,076
Boyne USA, Inc.
45,000 4.750%,  5/15/2029
h
46,406
Brookfield Residential Properties,
Inc.
60,000 6.250%,  9/15/2027
h
63,363
65,000 5.000%,  6/15/2029
h
66,170
Burlington Stores, Inc., Convertible
235,000 2.250%,  4/15/2025
g
383,931
Caesars Entertainment, Inc.
30,000 8.125%,  7/1/2027
h
32,990
Carnival Corporation
11,000 11.500%,  4/1/2023
h
12,402
20,000 7.625%,  3/1/2026
h
21,125
100,000 5.750%,  3/1/2027
h
101,625
65,000 4.000%,  8/1/2028
h
64,732
Cedar Fair, LP
80,000 5.250%,  7/15/2029 81,274
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
h
41,450
Cinemark USA, Inc.
70,000 5.875%,  3/15/2026
h
68,775
Clarios Global, LP
30,000 8.500%,  5/15/2027
h
32,400
Colt Merger Sub, Inc.
130,000 6.250%,  7/1/2025
h
137,150
D.R. Horton, Inc.
13,000 2.600%,  10/15/2025 13,751
Daimler Finance North America,
LLC
57,000 1.450%,  3/2/2026
h
57,703
Dana, Inc.
60,000 5.625%,  6/15/2028 64,559
Darden Restaurants, Inc.
75,000 3.850%,  5/1/2027 83,816

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Consumer Cyclical (1.8%) - continued
Dick's Sporting Goods Inc.,
Convertible
$ 72,000 3.250%,  4/15/2025 $ 221,085
Empire Communities Corporation
50,000 7.000%,  12/15/2025
h
52,687
Expedia Group, Inc.
57,000 4.625%,  8/1/2027 65,040
57,000 3.250%,  2/15/2030 59,827
Expedia Group, Inc., Convertible
83,000 Zero Coupon,  2/15/2026
g,h
88,561
Ford Motor Company
30,000 9.000%,  4/22/2025 36,928
20,000 9.625%,  4/22/2030 28,875
90,000 7.450%,  7/16/2031 119,125
Ford Motor Company, Convertible
302,000 Zero Coupon,  3/15/2026
h
323,140
Ford Motor Credit Company, LLC
220,000 4.063%,  11/1/2024 233,166
140,000 4.134%,  8/4/2025 149,772
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
h
40,400
General Motors Company
30,000 5.400%,  10/2/2023 32,902
26,000 6.125%,  10/1/2025 30,776
56,000 6.800%,  10/1/2027 71,271
General Motors Financial
Company, Inc.
37,000 3.150%,  6/30/2022 37,823
63,000 3.950%,  4/13/2024 67,771
44,000 2.900%,  2/26/2025 46,699
29,000 2.750%,  6/20/2025 30,657
38,000 2.700%,  6/10/2031 38,914
Goodyear Tire & Rubber Company
40,000 5.000%,  7/15/2029
h
42,079
30,000 5.250%,  7/15/2031
h
31,650
Hanesbrands, Inc.
80,000 4.875%,  5/15/2026
h
86,248
Harley-Davidson Financial
Services, Inc.
48,000 4.050%,  2/4/2022
h
48,881
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
h
52,437
Hilton Domestic Operating
Company, Inc.
100,000 4.875%,  1/15/2030 107,259
Hilton Grand Vacations Borrower
Escrow, LLC
75,000 5.000%,  6/1/2029
h
75,676
Hyundai Capital America
29,000 1.800%,  10/15/2025
h
29,516
56,000 3.000%,  2/10/2027
h
59,867
International Game Technology plc
60,000 5.250%,  1/15/2029
h
64,041
KB Home
50,000 4.800%,  11/15/2029 54,500
Kohl's Corporation
57,000 3.375%,  5/1/2031 59,763
L Brands, Inc.
90,000 6.625%,  10/1/2030
h
103,725
20,000 6.875%,  11/1/2035 25,725
Landry's, Inc.
60,000 6.750%,  10/15/2024
h
60,150
Principal
Amount Long-Term Fixed Income (32.6%) Value
Consumer Cyclical (1.8%) - continued
Lennar Corporation
$ 18,000 4.125%,  1/15/2022 $ 18,097
40,000 4.875%,  12/15/2023 43,450
14,000 5.875%,  11/15/2024 15,869
29,000 4.750%,  5/30/2025 32,552
Live Nation Entertainment, Inc.
40,000 3.750%,  1/15/2028
h
40,098
Lowe's Companies, Inc.
58,000 4.000%,  4/15/2025 64,274
76,000 4.500%,  4/15/2030 90,741
Magic MergerCo, Inc.
90,000 5.250%,  5/1/2028
h
93,150
Marriott International, Inc.
58,000 3.750%,  10/1/2025 62,941
57,000 4.625%,  6/15/2030 66,002
Mattamy Group Corporation
90,000 5.250%,  12/15/2027
h
93,586
McDonald's Corporation
112,000 3.800%,  4/1/2028 127,648
MGM Resorts International
125,000 5.750%,  6/15/2025 136,016
Nissan Motor Company, Ltd.
45,000 3.043%,  9/15/2023
h
46,906
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 64,019
Penn National Gaming, Inc.
60,000 4.125%,  7/1/2029
h
59,157
PetSmart, Inc.
80,000 4.750%,  2/15/2028
h
83,064
40,000 7.750%,  2/15/2029
h
43,851
Prime Security Services Borrower,
LLC
140,000 5.750%,  4/15/2026
h
153,300
Procter & Gamble Company
38,000 1.200%,  10/29/2030 36,797
Real Hero Merger Sub 2, Inc.
40,000 6.250%,  2/1/2029
h
41,356
Realogy Group, LLC
70,000 5.750%,  1/15/2029
h
73,413
Rite Aid Corporation
70,000 7.500%,  7/1/2025
h
70,260
Ross Stores, Inc.
37,000 1.875%,  4/15/2031 36,543
Royal Caribbean Cruises, Ltd.
80,000 9.125%,  6/15/2023
h
87,010
75,000 4.250%,  7/1/2026
h
73,208
40,000 5.500%,  4/1/2028
h
40,788
Scientific Games International, Inc.
80,000 5.000%,  10/15/2025
h
82,077
70,000 7.250%,  11/15/2029
h
78,497
SeaWorld Parks and
Entertainment, Inc.
36,000 9.500%,  8/1/2025
h
38,880
Six Flags Entertainment
Corporation
40,000 5.500%,  4/15/2027
h
41,220
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
h
42,700
Staples, Inc.
90,000 7.500%,  4/15/2026
h
91,350
Target Corporation
37,000 2.350%,  2/15/2030 39,101

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Consumer Cyclical (1.8%) - continued
Tenneco, Inc.
$ 70,000 5.000%,  7/15/2026
g
$ 69,038
Toll Brothers Finance Corporation
57,000 5.875%,  2/15/2022 57,713
56,000 4.350%,  2/15/2028 62,020
Toyota Motor Credit Corporation
57,000 1.900%,  4/6/2028 58,921
Uber Technologies, Inc.
40,000 6.250%,  1/15/2028
h
43,160
Vista Outdoor, Inc.
70,000 4.500%,  3/15/2029
h
71,275
Volkswagen Group of America
Finance, LLC
55,000 4.250%,  11/13/2023
h
59,309
14,000 3.350%,  5/13/2025
h
15,155
Wyndham Destinations, Inc.
50,000 6.625%,  7/31/2026
h
55,813
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
h
31,011
Yum! Brands, Inc.
70,000 4.750%,  1/15/2030
h
76,650
ZF North America Capital, Inc.
40,000 4.750%,  4/29/2025
h
43,408
Total 7,843,204
Consumer Non-Cyclical (1.7%)
Abbott Laboratories
75,000 3.875%,  9/15/2025 83,832
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,187
62,000 2.300%,  11/21/2022 63,569
36,000 2.800%,  3/15/2023 37,037
119,000 3.600%,  5/14/2025 130,018
75,000 3.200%,  11/21/2029 82,338
Agilent Technologies, Inc
37,000 2.300%,  3/12/2031 37,763
Albertson's Companies, Inc.
125,000 3.500%,  3/15/2029
h
126,250
40,000 4.875%,  2/15/2030
h
43,300
Altria Group, Inc.
46,000 4.400%,  2/14/2026 52,260
38,000 4.800%,  2/14/2029 44,466
Amgen, Inc.
56,000 2.450%,  2/21/2030 58,598
Anheuser-Busch Companies, LLC
32,000 3.650%,  2/1/2026 35,492
Anheuser-Busch InBev Worldwide,
Inc.
75,000 4.750%,  1/23/2029 90,214
Anthem, Inc.
66,000 2.375%,  1/15/2025 69,324
57,000 2.550%,  3/15/2031 59,771
Astrazeneca Finance, LLC
76,000 1.750%,  5/28/2028 77,341
AstraZeneca plc
75,000 0.700%,  4/8/2026 74,093
BAT Capital Corporation
51,000 3.222%,  8/15/2024 54,187
BAT International Finance plc
29,000 1.668%,  3/25/2026 29,295
Bausch Health Companies, Inc.
90,000 5.000%,  2/15/2029
h
85,045
Principal
Amount Long-Term Fixed Income (32.6%) Value
Consumer Non-Cyclical (1.7%) - continued
Becton, Dickinson and Company
$ 56,000 2.823%,  5/20/2030 $ 59,560
Boston Scientific Corporation
64,000 3.450%,  3/1/2024 68,405
Bristol-Myers Squibb Company
75,000 3.200%,  6/15/2026 82,595
56,000 3.900%,  2/20/2028 64,936
Bunge, Ltd. Finance Corporation
75,000 2.750%,  5/14/2031 76,954
Cargill, Inc.
15,000 1.375%,  7/23/2023
h
15,289
Centene Corporation
40,000 5.375%,  8/15/2026
h
41,652
65,000 4.250%,  12/15/2027 68,575
45,000 4.625%,  12/15/2029 49,318
185,000 3.000%,  10/15/2030 192,241
Central Garden & Pet Company
70,000 4.125%,  10/15/2030 72,187
Cigna Corporation
69,000 4.125%,  11/15/2025 77,625
Community Health Systems, Inc.
30,000 5.625%,  3/15/2027
h
31,762
40,000 6.000%,  1/15/2029
h
42,550
80,000 6.875%,  4/15/2029
h
84,200
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 37,260
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 81,159
CVS Health Corporation
64,000 4.100%,  3/25/2025 70,936
75,000 4.300%,  3/25/2028 86,840
DaVita, Inc.
90,000 4.625%,  6/1/2030
h
93,037
Diageo Capital plc
35,000 1.375%,  9/29/2025 35,650
Edgewell Personal Care Company
40,000 5.500%,  6/1/2028
h
42,355
Encompass Health Corporation
95,000 4.500%,  2/1/2028 98,562
Endo Finance, LLC
40,000 9.500%,  7/31/2027
g,h
40,128
Energizer Holdings, Inc.
70,000 4.375%,  3/31/2029
h
70,479
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 37,642
General Mills, Inc.
37,000 4.200%,  4/17/2028 42,839
Gilead Sciences, Inc.
57,000 2.950%,  3/1/2027 61,862
H. J. Heinz Company
20,000 5.200%,  7/15/2045 25,331
HCA, Inc.
210,000 5.375%,  2/1/2025 238,014
94,000 5.250%,  6/15/2026 109,514
HLF Financing Sarl, LLC
75,000 4.875%,  6/1/2029
h
75,712
Humana, Inc.
39,000 2.150%,  2/3/2032 39,171
Illumina, Inc.
35,000 9.000%,  7/1/2028
h
38,938
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
h
37,942

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Consumer Non-Cyclical (1.7%) - continued
Ionis Pharmaceuticals, Inc.,
Convertible
$ 52,000 0.125%,  12/15/2024 $ 47,728
Jazz Investments I, Ltd.,
Convertible
198,000 2.000%,  6/15/2026 256,410
JBS USA Food Company
30,000 5.750%,  1/15/2028
h
31,620
JBS USA, LLC
10,000 6.500%,  4/15/2029
h
11,200
90,000 5.500%,  1/15/2030
h
100,463
Keurig Dr Pepper, Inc.
75,000 2.250%,  3/15/2031 76,766
Kraft Foods Group, Inc.
100,000 5.000%,  6/4/2042 125,313
Kraft Heinz Foods Company
57,000 3.875%,  5/15/2027 63,129
80,000 4.625%,  1/30/2029 92,711
110,000 3.750%,  4/1/2030 121,733
50,000 4.250%,  3/1/2031 57,699
Kroger Company
37,000 4.500%,  1/15/2029 44,245
Mattel, Inc.
85,000 3.375%,  4/1/2026
h
88,417
McKesson Corporation
29,000 0.900%,  12/3/2025 28,870
Molina Healthcare, Inc.
70,000 4.375%,  6/15/2028
h
73,238
MPH Acquisition Holdings, LLC
50,000 5.750%,  11/1/2028
h
48,552
Mylan, Inc.
36,000 4.200%,  11/29/2023 38,602
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 31,036
93,000 3.000%,  11/20/2025 101,183
Ortho-Clinical Diagnostics, Inc.
40,000 7.250%,  2/1/2028
h
43,591
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
h
102,000
PepsiCo, Inc.
57,000 1.625%,  5/1/2030 57,152
Philip Morris International, Inc.
81,000 1.500%,  5/1/2025 82,863
Pilgrim's Pride Corporation
40,000 5.875%,  9/30/2027
h
42,801
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,h,j
79,020
Royalty Pharma plc
87,000 1.200%,  9/2/2025
h
87,008
Scotts Miracle-Gro Company
85,000 4.500%,  10/15/2029 88,624
SEG Holding, LLC
80,000 5.625%,  10/15/2028
h
84,100
Simmons Foods, Inc.
70,000 4.625%,  3/1/2029
h
70,672
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
h
52,938
30,000 5.500%,  7/15/2030
h
32,475
Stryker Corporation
38,000 3.650%,  3/7/2028 43,048
Syneos Health, Inc.
70,000 3.625%,  1/15/2029
h
69,475
Principal
Amount Long-Term Fixed Income (32.6%) Value
Consumer Non-Cyclical (1.7%) - continued
Sysco Corporation
$ 55,000 5.650%,  4/1/2025 $ 63,747
37,000 5.950%,  4/1/2030 47,973
Teleflex, Inc.
100,000 4.625%,  11/15/2027 105,471
Tenet Healthcare Corporation
50,000 4.625%,  7/15/2024 50,625
160,000 5.125%,  11/1/2027
h
167,600
30,000 6.125%,  10/1/2028
h
31,950
Teva Pharmaceutical Finance
Netherlands III BV
45,000 2.800%,  7/21/2023 44,483
50,000 3.150%,  10/1/2026 47,980
Thermo Fisher Scientific, Inc.
26,000 4.133%,  3/25/2025 28,838
38,000 4.497%,  3/25/2030 45,949
United Natural Foods, Inc.
60,000 6.750%,  10/15/2028
h
64,650
UnitedHealth Group, Inc.
93,000 3.850%,  6/15/2028 107,567
Upjohn, Inc.
29,000 1.650%,  6/22/2025
h
29,510
VRX Escrow Corporation
204,000 6.125%,  4/15/2025
h
208,208
Whirlpool Corporation
38,000 2.400%,  5/15/2031 38,868
Winnebago Industries, Inc.,
Convertible
115,000 1.500%,  4/1/2025 152,303
Zoetis, Inc.
54,000 3.250%,  2/1/2023 55,915
56,000 3.900%,  8/20/2028 64,483
Total 7,495,402
Energy (1.4%)
Antero Midstream Partners, LP
30,000 5.750%,  3/1/2027
h
30,900
Antero Resources Corporation
70,000 5.375%,  3/1/2030
h
71,225
Apache Corporation
30,000 4.875%,  11/15/2027 32,244
60,000 4.375%,  10/15/2028 63,566
30,000 5.100%,  9/1/2040 32,175
Archrock Partners, LP
70,000 6.250%,  4/1/2028
h
71,416
BP Capital Markets America, Inc.
90,000 4.234%,  11/6/2028 104,903
BP Capital Markets plc
72,000 4.875%,  3/22/2030
b,j
79,492
Buckeye Partners, LP
70,000 4.125%,  3/1/2025
h
72,567
30,000 3.950%,  12/1/2026 30,387
Canadian Natural Resources, Ltd.
94,000 2.050%,  7/15/2025 96,883
Cenovus Energy, Inc.
116,000 5.375%,  7/15/2025 132,345
Cheniere Corpus Christi Holdings,
LLC
77,000 5.875%,  3/31/2025 87,993
Cheniere Energy Partners, LP
135,000 5.625%,  10/1/2026 139,402
58,000 4.500%,  10/1/2029 62,567

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Energy (1.4%) - continued
Cheniere Energy, Inc., Convertible
$ 28,000 4.250%,  3/15/2045 $ 23,189
Chevron Corporation
29,000 1.554%,  5/11/2025 29,819
Chevron USA, Inc.
46,000 3.900%,  11/15/2024 50,534
Cimarex Energy Company
75,000 4.375%,  6/1/2024 81,494
CNX Resources Corporation
30,000 6.000%,  1/15/2029
h
31,808
Comstock Resources, Inc.
50,000 5.875%,  1/15/2030
h
50,302
Continental Resources, Inc.
87,000 4.375%,  1/15/2028 96,352
40,000 5.750%,  1/15/2031
h
48,212
Devon Energy Corporation
54,000 5.250%,  9/15/2024
h
60,127
75,000 4.500%,  1/15/2030
h
81,794
Diamondback Energy, Inc.
31,000 2.875%,  12/1/2024 32,645
19,000 3.125%,  3/24/2031 19,946
DT Midstream, Inc.
60,000 4.125%,  6/15/2029
h
61,536
20,000 4.375%,  6/15/2031
h
20,750
Enagas SA
85,000 5.500%,  1/15/2028
h
86,912
Enbridge, Inc.
38,000 3.700%,  7/15/2027 42,402
Encana Corporation
30,000 6.625%,  8/15/2037 40,778
Endeavor Energy Resources, LP
50,000 5.750%,  1/30/2028
h
52,301
Energean Israel Finance, Ltd.
60,000 4.500%,  3/30/2024
h
61,046
Energy Transfer Operating, LP
37,000 4.200%,  9/15/2023 39,481
108,000 5.875%,  1/15/2024 119,341
56,000 3.750%,  5/15/2030 61,094
Energy Transfer, LP
74,000 6.625%,  2/15/2028
b,j
72,698
EnLink Midstream Partners, LP
60,000 4.850%,  7/15/2026 62,717
45,000 5.600%,  4/1/2044 43,875
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 44,154
EOG Resources, Inc.
60,000 2.625%,  3/15/2023 61,912
EQM Midstream Partners, LP
90,000 6.500%,  7/1/2027
h
101,025
EQT Corporation
20,000 3.125%,  5/15/2026
h
20,574
80,000 3.900%,  10/1/2027 86,700
EQT Corporation, Convertible
111,000 1.750%,  5/1/2026 163,936
Equinor ASA
25,000 2.875%,  4/6/2025 26,798
Exxon Mobil Corporation
75,000 2.992%,  3/19/2025 80,522
Genesis Energy, LP
30,000 6.500%,  10/1/2025 29,775
20,000 8.000%,  1/15/2027 20,621
Principal
Amount Long-Term Fixed Income (32.6%) Value
Energy (1.4%) - continued
Halliburton Company
$ 38,000 2.920%,  3/1/2030 $ 39,894
Harvest Midstream, LP
75,000 7.500%,  9/1/2028
h
80,196
Hess Corporation
24,000 3.500%,  7/15/2024 25,482
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
h
52,000
Hilcorp Energy I, LP
60,000 5.750%,  2/1/2029
h
61,093
Indigo Natural Resources, LLC
40,000 5.375%,  2/1/2029
h
41,700
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
h
54,858
Kinder Morgan Energy Partners,
LP
57,000 3.450%,  2/15/2023 59,169
Laredo Petroleum, Inc.
95,000 7.750%,  7/31/2029
h
91,920
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 42,210
Marathon Petroleum Corporation
106,000 4.700%,  5/1/2025 119,410
MPLX, LP
94,000 1.750%,  3/1/2026 95,506
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 51,750
15,000 6.375%,  7/15/2028 15,858
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
h
65,450
National Fuel Gas Company
75,000 5.500%,  1/15/2026 87,410
Newfield Exploration Company
106,000 5.625%,  7/1/2024 117,367
38,000 5.375%,  1/1/2026 42,891
NGL Energy Operating, LLC
40,000 7.500%,  2/1/2026
h
41,100
NGL Energy Partners, LP
40,000 7.500%,  11/1/2023 38,100
NuStar Logistics, LP
70,000 5.750%,  10/1/2025 76,300
Oasis Petroleum, Inc.
50,000 6.375%,  6/1/2026
h
51,750
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 50,500
65,000 3.400%,  4/15/2026 65,647
20,000 8.500%,  7/15/2027 24,948
70,000 3.500%,  8/15/2029 69,825
40,000 6.450%,  9/15/2036 48,295
100,000 4.400%,  4/15/2046 98,107
ONEOK, Inc.
57,000 2.200%,  9/15/2025 58,933
Ovintiv, Inc.
35,000 7.375%,  11/1/2031 47,287
PBF Holding Company, LLC
55,000 9.250%,  5/15/2025
h
50,325
PDC Energy, Inc., Convertible
3,000 1.125%,  9/15/2021 2,974
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 54,347

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Energy (1.4%) - continued
Pioneer Natural Resources
Company, Convertible
$ 38,000 0.250%,  5/15/2025 $ 55,822
Plains All American Pipeline, LP
92,000 4.650%,  10/15/2025 103,170
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
h
51,375
Sabine Pass Liquefaction, LLC
56,000 4.200%,  3/15/2028 63,515
Schlumberger Finance Canada,
Ltd.
29,000 1.400%,  9/17/2025 29,519
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
h
27,804
Shell International Finance BV
25,000 2.375%,  4/6/2025 26,348
SM Energy Company
30,000 6.500%,  7/15/2028 29,875
Suncor Energy, Inc.
29,000 3.100%,  5/15/2025 31,085
Sunoco, LP
70,000 5.875%,  3/15/2028 73,675
Targa Resources Partners, LP
50,000 5.375%,  2/1/2027 51,812
30,000 5.000%,  1/15/2028 31,546
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
h
40,600
Transocean Proteus, Ltd.
22,000 6.250%,  12/1/2024
h
21,780
Transocean, Inc.
40,000 11.500%,  1/30/2027
h
39,800
USA Compression Partners, LP
30,000 6.875%,  4/1/2026 31,421
Venture Global Calcasieu Pass,
LLC
35,000 3.875%,  8/15/2029
d,h
35,744
35,000 4.125%,  8/15/2031
d,h
36,241
Vine Energy Holdings, LLC
40,000 6.750%,  4/15/2029
h
41,700
W&T Offshore, Inc.
55,000 9.750%,  11/1/2023
h
52,789
Weatherford International, Ltd.
40,000 8.750%,  9/1/2024
h
41,600
60,000 11.000%,  12/1/2024
h
62,100
Western Gas Partners, LP
38,000 4.000%,  7/1/2022 38,434
Western Midstream Operating, LP
30,000 4.350%,  2/1/2025 31,425
60,000 3.950%,  6/1/2025 61,875
30,000 5.500%,  8/15/2048 33,450
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 38,096
Total 6,220,438
Financials (4.5%)
AerCap Ireland Capital DAC
50,000 3.150%,  2/15/2024 52,487
54,000 6.500%,  7/15/2025 63,214
Air Lease Corporation
52,000 4.650%,  6/15/2026
b,j
54,340
Aircastle, Ltd.
85,000 5.250%,  6/15/2026
b,h,j
85,850
Principal
Amount Long-Term Fixed Income (32.6%) Value
Financials (4.5%) - continued
$ 38,000 2.850%,  1/26/2028
h
$ 38,994
Alliant Holdings Intermediate, LLC
20,000 6.750%,  10/15/2027
h
20,875
Ally Financial, Inc.
60,000 5.750%,  11/20/2025 68,606
104,000 4.700%,  5/15/2026
b,j
108,784
37,000 8.000%,  11/1/2031 53,810
American Express Company
36,000 3.700%,  8/3/2023 38,290
32,000 3.400%,  2/22/2024 34,229
50,000 3.550%,  9/15/2026
b,d,j
50,250
American Homes 4 Rent, LP
39,000 2.375%,  7/15/2031 39,532
American International Group, Inc.
75,000 4.200%,  4/1/2028 86,800
AmWINS Group, Inc.
40,000 4.875%,  6/30/2029
h
40,800
Ares Capital Corporation
15,000 4.250%,  3/1/2025 16,257
94,000 3.875%,  1/15/2026 101,456
Ares Capital Corporation,
Convertible
61,000 4.625%,  3/1/2024 65,996
Athene Global Funding
53,000 4.000%,  1/25/2022
h
53,976
Australia and New Zealand
Banking Group, Ltd.
85,000 2.950%,  7/22/2030
b,h
88,893
Aviation Capital Group, LLC
39,000 5.500%,  12/15/2024
h
44,189
Avolon Holdings Funding, Ltd.
75,000 4.250%,  4/15/2026
h
81,991
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 8/18/2021
b,g,j
83,832
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
h
15,785
Bank of America Corporation
50,000 3.004%,  12/20/2023
b
51,757
103,000 3.550%,  3/5/2024
b
107,891
129,000 3.864%,  7/23/2024
b
137,238
64,000 4.200%,  8/26/2024 70,146
270,000 6.250%,  9/5/2024
b,j
298,350
32,000 3.458%,  3/15/2025
b
34,160
71,000 6.100%,  3/17/2025
b,j
79,728
72,000 1.319%,  6/19/2026
b
72,386
115,000 1.197%,  10/24/2026
b
114,827
60,000 1.734%,  7/22/2027
b
61,042
112,000 3.593%,  7/21/2028
b
123,959
38,000 2.087%,  6/14/2029
b
38,694
149,000 3.974%,  2/7/2030
b
169,546
75,000 2.687%,  4/22/2032
b
78,265
Bank of Montreal
96,000 3.300%,  2/5/2024 102,733
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
b,j
39,828
54,000 3.400%,  1/29/2028 60,674
Bank of Nova Scotia
108,000 4.900%,  6/4/2025
b,j
118,395
36,000 1.050%,  3/2/2026 35,893
Barclays plc
59,000 4.610%,  2/15/2023
b
60,310

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Financials (4.5%) - continued
$ 74,000 4.338%,  5/16/2024
b
$ 78,715
67,000 8.000%,  6/15/2024
b,j
75,961
29,000 4.375%,  9/11/2024 31,614
35,000 2.852%,  5/7/2026
b
37,132
57,000 4.972%,  5/16/2029
b
67,261
BB&T Corporation
36,000 2.500%,  8/1/2024 38,010
BNP Paribas SA
57,000 2.819%,  11/19/2025
b,h
59,930
Boston Properties, LP
37,000 2.550%,  4/1/2032 38,097
BPCE SA
32,000 3.000%,  5/22/2022
h
32,700
29,000 2.375%,  1/14/2025
h
30,266
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 80,185
Canadian Imperial Bank of
Commerce
29,000 2.250%,  1/28/2025 30,371
CANPACK SA
80,000 3.125%,  11/1/2025
h
81,400
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 50,115
44,000 2.280%,  1/28/2026
b
45,925
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,j
30,900
Cascades USA, Inc.
40,000 5.125%,  1/15/2026
h
42,300
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,j
116,137
104,000 4.000%,  6/1/2026
b,j
108,550
56,000 2.000%,  3/20/2028 58,142
Chobani, LLC
80,000 4.625%,  11/15/2028
h
83,223
CIT Group, Inc.
75,000 5.250%,  3/7/2025 84,562
Citigroup, Inc.
38,000 2.750%,  4/25/2022 38,612
142,000 5.950%,  1/30/2023
b,j
149,224
96,000 3.352%,  4/24/2025
b
102,511
71,000 5.950%,  5/15/2025
b,j
78,100
72,000 5.500%,  9/13/2025 84,177
72,000 4.000%,  12/10/2025
b,j
74,398
175,000 3.875%,  2/18/2026
b,j
179,112
132,000 1.122%,  1/28/2027
b
130,890
77,000 1.462%,  6/9/2027
b
77,085
150,000 4.075%,  4/23/2029
b
171,047
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,j
55,962
CNA Financial Corporation
38,000 3.950%,  5/15/2024 41,194
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,j
40,050
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
h
45,690
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 77,315
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,h
29,279
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 80,705
Principal
Amount Long-Term Fixed Income (32.6%) Value
Financials (4.5%) - continued
Credit Acceptance Corporation
$ 70,000 5.125%,  12/31/2024
h
$ 72,362
Credit Agricole SA
37,000 3.250%,  1/14/2030
h
39,502
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
h
45,202
36,000 7.500%,  12/11/2023
b,h,j
39,735
31,000 2.593%,  9/11/2025
b,h
32,322
26,000 7.250%,  9/12/2025
b,h,j
29,296
38,000 3.869%,  1/12/2029
b,h
42,206
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 118,372
Dai-ichi Life Insurance Company,
Ltd.
216,000 5.100%,  10/28/2024
b,g,h,j
238,140
Danske Bank AS
56,000 5.000%,  1/12/2023
b,h
57,064
Deutsche Bank AG
127,000 2.129%,  11/24/2026
b
129,771
38,000 3.035%,  5/28/2032
b
39,303
Discover Bank
75,000 4.682%,  8/9/2028
b
79,783
Diversified Healthcare Trust
50,000 4.375%,  3/1/2031 48,812
Drawbridge Special Opportunities
Fund, LP
80,000 3.875%,  2/15/2026
h
82,818
Duke Realty, LP
56,000 4.000%,  9/15/2028 64,429
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 54,812
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
b,j
77,537
Fifth Third Bank NA
38,000 3.850%,  3/15/2026 42,434
First Horizon Bank
57,000 5.750%,  5/1/2030 71,011
First Horizon National Corporation
34,000 3.550%,  5/26/2023 35,703
FNB Corporation
53,000 2.200%,  2/24/2023 53,879
Fortress Transportation and
Infrastructure Investors, LLC
40,000 6.500%,  10/1/2025
h
41,450
30,000 5.500%,  5/1/2028
h
31,125
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 41,776
38,000 2.625%,  1/15/2027 37,888
FTI Consulting, Inc., Convertible
122,000 2.000%,  8/15/2023 183,061
GE Capital Funding, LLC
61,000 3.450%,  5/15/2025 66,536
18,000 4.050%,  5/15/2027 20,525
37,000 4.400%,  5/15/2030 43,530
Global Net Lease, Inc.
80,000 3.750%,  12/15/2027
h
79,531
Goldman Sachs Group, Inc.
57,000 0.627%,  11/17/2023
b
57,017
120,000 3.625%,  2/20/2024 128,447
190,000 5.500%,  8/10/2024
b,j
208,696
25,000 3.500%,  4/1/2025 27,143
44,000 4.250%,  10/21/2025 49,386

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Financials (4.5%) - continued
$ 43,000 0.855%,  2/12/2026
b
$ 42,775
52,000 3.800%,  5/10/2026
b,j
53,040
90,000 3.650%,  8/10/2026
b,j
90,405
75,000 3.814%,  4/23/2029
b
84,506
37,000 3.800%,  3/15/2030 42,004
37,000 2.615%,  4/22/2032
b
38,345
38,000 2.383%,  7/21/2032
b
38,663
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
58,000 4.125%,  9/1/2022 121,150
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 39,458
59,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
57,006
HCRX Investments Holdco, LP
25,000 4.500%,  8/1/2029
h
25,500
HSBC Holdings plc
59,000 3.803%,  3/11/2025
b
63,410
13,000 6.375%,  3/30/2025
b,j
14,392
36,000 2.633%,  11/7/2025
b
37,729
35,000 1.645%,  4/18/2026
b
35,524
35,000 1.589%,  5/24/2027
b
35,208
84,000 6.500%,  3/23/2028
b,j
95,760
105,000 4.583%,  6/19/2029
b
122,175
100,000 4.600%,  12/17/2030
b,j
102,700
45,000 2.804%,  5/24/2032
b
46,674
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
b,j
115,965
Icahn Enterprises, LP
40,000 6.375%,  12/15/2025 41,150
70,000 6.250%,  5/15/2026 73,556
20,000 5.250%,  5/15/2027 21,025
ING Groep NV
76,000 1.726%,  4/1/2027
b
77,384
Intercontinental Exchange, Inc.
29,000 0.700%,  6/15/2023 29,163
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
h
51,813
iStar, Inc.
70,000 4.250%,  8/1/2025 72,577
iStar, Inc., Convertible
98,000 3.125%,  9/15/2022 171,627
J.P. Morgan Chase & Company
72,000 6.000%,  8/1/2023
b,j
76,140
72,000 6.750%,  2/1/2024
b,j
79,517
20,000 5.000%,  8/1/2024
b,j
21,112
64,000 3.875%,  9/10/2024 69,668
133,000 4.023%,  12/5/2024
b
143,360
134,000 4.600%,  2/1/2025
b,j
138,690
20,000 2.083%,  4/22/2026
b
20,744
115,000 3.650%,  6/1/2026
b,j
116,078
162,000 1.045%,  11/19/2026
b
161,038
76,000 1.578%,  4/22/2027
b
76,893
112,000 4.005%,  4/23/2029
b
127,770
38,000 2.069%,  6/1/2029
b
38,701
149,000 4.493%,  3/24/2031
b
178,207
Jefferies Finance, LLC
65,000 5.000%,  8/15/2028
d,h
66,479
KeyBank NA
56,000 3.900%,  4/13/2029 63,605
Kilroy Realty, LP
77,000 4.375%,  10/1/2025 86,071
Principal
Amount Long-Term Fixed Income (32.6%) Value
Financials (4.5%) - continued
KKR Real Estate Finance Trust,
Inc., Convertible
$ 40,000 6.125%,  5/15/2023 $ 42,316
Lincoln National Corporation
37,000 3.800%,  3/1/2028 41,865
40,000
2.513%,  (LIBOR 3M +
2.358%), 5/17/2066
b
35,994
Lloyds Banking Group plc
47,000 2.858%,  3/17/2023
b
47,722
60,000 3.900%,  3/12/2024 64,883
75,000 1.627%,  5/11/2027
b
75,501
62,000 6.657%,  5/21/2037
b,h,j
87,808
LPL Holdings, Inc.
50,000 4.000%,  3/15/2029
h
50,750
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
b,h
76,423
Mastercard, Inc.
37,000 1.900%,  3/15/2031 38,328
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,j
75,330
140,000 5.875%,  3/15/2028
b,g,j
163,866
MGM Growth Properties Operating
Partnership, LP
80,000 4.625%,  6/15/2025
h
85,000
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 86,456
Mitsubishi UFJ Financial Group,
Inc.
54,000 2.623%,  7/18/2022 55,224
73,000 3.455%,  3/2/2023 76,547
32,000 3.407%,  3/7/2024 34,285
35,000 1.412%,  7/17/2025 35,537
78,000 1.538%,  7/20/2027
b
78,896
56,000 3.741%,  3/7/2029 63,417
Mizuho Financial Group, Inc.
57,000 1.554%,  7/9/2027
b
57,583
56,000 3.153%,  7/16/2030
b
60,863
Morgan Stanley
40,000 4.875%,  11/1/2022 42,189
74,000 3.125%,  1/23/2023 76,971
61,000 4.100%,  5/22/2023 64,913
29,000 0.560%,  11/10/2023
b
29,049
32,000 2.720%,  7/22/2025
b
33,676
20,000 5.000%,  11/24/2025 23,104
20,000 2.188%,  4/28/2026
b
20,766
126,000 0.985%,  12/10/2026
b
124,596
76,000 1.593%,  5/4/2027
b
77,141
80,000 1.512%,  7/20/2027
b
80,666
112,000 3.622%,  4/1/2031
b
125,976
MPT Operating Partnership, LP
20,000 5.250%,  8/1/2026 20,502
50,000 4.625%,  8/1/2029 53,825
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 38,328
Natwest Group plc
32,000 6.125%,  12/15/2022 34,301
32,000 6.100%,  6/10/2023 35,004
37,000 4.892%,  5/18/2029
b
43,692
Navient Corporation
40,000 5.500%,  1/25/2023 41,950
20,000 5.000%,  3/15/2027 20,800
20,000 4.875%,  3/15/2028 20,175
NFP Corporation
25,000 6.875%,  8/15/2028
h
26,000

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Financials (4.5%) - continued
Nippon Life Insurance Company
$ 142,000 5.100%,  10/16/2044
b,h
$ 156,981
117,000 3.400%,  1/23/2050
b,h
122,265
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 58,353
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 44,604
38,000 3.375%,  2/1/2031 39,535
OneMain Finance Corporation
30,000 3.500%,  1/15/2027 30,525
Owl Rock Technology Finance
Corporation
19,000 4.750%,  12/15/2025
h
21,048
56,000 3.750%,  6/17/2026
h
59,619
Park Intermediate Holdings, LLC
40,000 4.875%,  5/15/2029
h
40,900
PayPal Holdings, Inc.
57,000 1.650%,  6/1/2025 58,598
38,000 2.850%,  10/1/2029 41,370
PennyMac Financial Services, Inc.
50,000 4.250%,  2/15/2029
h
48,402
Pine Street Trust I
37,000 4.572%,  2/15/2029
h
42,855
Playtika Holding Corporation
40,000 4.250%,  3/15/2029
h
39,900
PNC Bank NA
37,000 2.700%,  10/22/2029 39,702
Provident Financing Trust I
36,000 7.405%,  3/15/2038 44,342
Prudential Financial, Inc.
60,000 5.625%,  6/15/2043
b
64,290
185,000 5.200%,  3/15/2044
b
199,725
36,000 3.700%,  10/1/2050
b
38,051
Quicken Loans, LLC
50,000 3.625%,  3/1/2029
h
50,125
Radian Group, Inc.
40,000 4.875%,  3/15/2027 43,510
Regions Financial Corporation
37,000 3.800%,  8/14/2023 39,433
72,000 5.750%,  6/15/2025
b,j
80,460
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 60,766
Royal Bank of Scotland Group plc
72,000 8.625%,  8/15/2021
b,j
72,108
54,000 4.269%,  3/22/2025
b
58,687
57,000 3.754%,  11/1/2029
b
60,619
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 80,904
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
79,393
56,000 3.823%,  11/3/2028
b
62,124
Service Properties Trust
20,000 4.750%,  10/1/2026 19,625
45,000 4.950%,  2/15/2027 44,212
40,000 5.500%,  12/15/2027 42,658
Simon Property Group, LP
57,000 2.000%,  9/13/2024 59,229
78,000 2.650%,  7/15/2030 82,314
Societe Generale SA
36,000 2.625%,  10/16/2024
h
37,678
72,000 8.000%,  9/29/2025
b,h,j
85,050
35,000 1.488%,  12/14/2026
b,h
34,879
Principal
Amount Long-Term Fixed Income (32.6%) Value
Financials (4.5%) - continued
Springleaf Finance Corporation
$ 130,000 6.875%,  3/15/2025 $ 147,462
Standard Chartered plc
43,000 1.319%,  10/14/2023
b,h
43,383
35,000 0.991%,  1/12/2025
b,h
34,963
Starwood Property Trust, Inc.,
Convertible
77,000 4.375%,  4/1/2023 82,105
State Street Corporation
28,000 2.354%,  11/1/2025
b
29,516
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
b,h
155,625
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 37,877
32,000 2.778%,  10/18/2022 32,963
36,000 2.448%,  9/27/2024 37,860
56,000 3.544%,  1/17/2028 62,655
56,000 2.142%,  9/23/2030 55,117
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
h
28,943
Summit Hotel Properties, Inc.,
Convertible
65,000 1.500%,  2/15/2026 66,138
SVB Financial Group
88,000 4.000%,  5/15/2026
b,j
91,410
Synchrony Financial
34,000 4.250%,  8/15/2024 37,121
75,000 3.700%,  8/4/2026 82,291
Truist Bank
36,000 2.250%,  3/11/2030 37,299
Truist Financial Corporation
122,000 4.950%,  9/1/2025
b,j
133,285
38,000 1.887%,  6/7/2029
b
38,618
UBS Group AG
35,000 1.364%,  1/30/2027
b,h
34,889
United Wholesale Mortgage, LLC
40,000 5.500%,  4/15/2029
h
39,700
USB Realty Corporation
168,000
1.273%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,j
131,374
Ventas Realty, LP
32,000 3.750%,  5/1/2024 34,320
VEREIT Operating Partnership, LP
39,000 4.875%,  6/1/2026 45,246
56,000 3.950%,  8/15/2027 63,827
VICI Properties, LP
40,000 4.250%,  12/1/2026
h
41,611
20,000 3.750%,  2/15/2027
h
20,575
40,000 4.625%,  12/1/2029
h
42,800
Wells Fargo & Company
64,000 4.125%,  8/15/2023 68,667
34,000 3.750%,  1/24/2024 36,556
44,000 1.654%,  6/2/2024
b
44,937
90,000 2.406%,  10/30/2025
b
94,113
232,000 3.900%,  3/15/2026
b,j
240,848
84,000 2.188%,  4/30/2026
b
87,422
40,000
0.626%,  (LIBOR 3M +
0.500%), 1/15/2027
b
38,597
125,000
1.126%,  (LIBOR 3M +
1.000%), 4/15/2027
b
122,500
76,000 3.584%,  5/22/2028
b
84,318
75,000 4.478%,  4/4/2031
b
89,397

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Financials (4.5%) - continued
Welltower, Inc.
$ 39,000 2.050%,  1/15/2029 $ 39,604
56,000 2.800%,  6/1/2031 59,195
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
62,352
Willis North America, Inc.
74,000 4.500%,  9/15/2028 86,212
Total 19,414,014
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
35,000 2.150%,  5/13/2025
h
36,120
Total 36,120
Mortgage-Backed Securities (11.9%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,550,000 2.000%,  9/1/2035
d
1,606,102
3,275,000 1.500%,  8/1/2036
d
3,337,558
12,925,000 2.000%,  8/1/2036
d
13,413,222
6,450,000 2.500%,  8/1/2036
d
6,757,635
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,500,000 2.000%,  8/1/2051
d
3,569,863
1,950,000 2.000%,  9/1/2051
d
1,984,658
12,900,000 2.500%,  9/1/2051
d
13,409,449
122,628 4.500%,  5/1/2048 132,599
307,829 4.000%,  7/1/2048 329,092
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
5,325,000 2.500%,  8/1/2051
d
5,536,128
1,550,000 2.500%,  9/1/2051
d
1,608,307
Total 51,684,613
Technology (1.1%)
Akamai Technologies, Inc.,
Convertible
70,000 0.125%,  5/1/2025 93,485
225,000 0.375%,  9/1/2027 264,797
Apple, Inc.
78,000 3.450%,  5/6/2024 84,257
39,000 1.400%,  8/5/2028
d
38,974
113,000 2.200%,  9/11/2029 118,336
Baidu, Inc.
20,000 3.075%,  4/7/2025 21,235
Banff Merger Sub, Inc.
30,000 9.750%,  9/1/2026
h
31,537
Broadcom Corporation
75,000 3.125%,  1/15/2025 80,203
56,000 3.875%,  1/15/2027 62,098
Broadcom, Inc.
75,000 5.000%,  4/15/2030 89,539
CDW, LLC
40,000 4.250%,  4/1/2028 41,539
CommScope Technologies
Finance, LLC
59,000 6.000%,  6/15/2025
h
59,885
CommScope, Inc.
40,000 7.125%,  7/1/2028
h
43,150
Principal
Amount Long-Term Fixed Income (32.6%) Value
Technology (1.1%) - continued
Dell International, LLC
$ 81,000 5.450%,  6/15/2023 $ 87,537
56,000 5.850%,  7/15/2025 65,895
56,000 5.300%,  10/1/2029 68,560
Diamond Sports Group, LLC
40,000 6.625%,  8/15/2027
h
15,850
Fiserv, Inc.
60,000 2.750%,  7/1/2024 63,524
75,000 4.200%,  10/1/2028 86,932
Gartner, Inc.
40,000 3.625%,  6/15/2029
h
40,950
60,000 3.750%,  10/1/2030
h
61,650
Global Payments, Inc.
18,000 2.650%,  2/15/2025 18,980
37,000 3.200%,  8/15/2029 40,070
Hewlett Packard Enterprise
Company
36,000 2.250%,  4/1/2023 36,972
InterDigital, Inc., Convertible
35,000 2.000%,  6/1/2024 37,581
Intuit, Inc.
29,000 0.950%,  7/15/2025 29,163
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
h
124,650
J2 Global, Inc., Convertible
159,000 1.750%,  11/1/2026
h
205,110
Jabil, Inc.
38,000 1.700%,  4/15/2026 38,554
Lumentum Holdings, Inc.,
Convertible
132,000 0.250%,  3/15/2024 196,019
Marvell Technology, Inc.
37,000 4.200%,  6/22/2023
h
39,257
37,000 2.950%,  4/15/2031
h
38,640
Microchip Technology, Inc.,
Convertible
64,000 1.625%,  2/15/2027 136,602
Micron Technology, Inc.
74,000 4.975%,  2/6/2026 85,605
NCR Corporation
110,000 6.125%,  9/1/2029
h
119,296
NortonLifeLock, Inc., Convertible
94,000 2.000%,  8/15/2022
h
118,910
Nuance Communications, Inc.,
Convertible
123,000 1.250%,  4/1/2025 344,400
NVIDIA Corporation
19,000 2.850%,  4/1/2030 20,776
NXP Funding, LLC
40,000 4.875%,  3/1/2024
h
43,973
14,000 2.700%,  5/1/2025
h
14,808
37,000 4.300%,  6/18/2029
h
42,973
Open Text Corporation
70,000 4.125%,  2/15/2030
h
72,275
Oracle Corporation
94,000 2.500%,  4/1/2025 98,947
94,000 2.950%,  4/1/2030 100,519
Panasonic Corporation
54,000 2.536%,  7/19/2022
h
54,967
PTC, Inc.
30,000 3.625%,  2/15/2025
h
30,825
35,000 4.000%,  2/15/2028
h
36,181

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Technology (1.1%) - continued
Qorvo, Inc.
$ 50,000 3.375%,  4/1/2031
h
$ 51,901
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
g,h
66,172
Salesforce.com, Inc.
39,000 1.950%,  7/15/2031 39,688
Seagate HDD Cayman
31,000 4.250%,  3/1/2022 31,465
80,000 3.375%,  7/15/2031
h
78,787
Sensata Technologies, Inc.
100,000 3.750%,  2/15/2031
h
100,750
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
h
20,848
SS&C Technologies, Inc.
130,000 5.500%,  9/30/2027
h
137,585
Switch, Ltd.
60,000 3.750%,  9/15/2028
h
61,379
Tencent Holdings, Ltd.
45,000 2.880%,  4/22/2031
h
47,246
Teradyne, Inc., Convertible
53,000 1.250%,  12/15/2023 211,338
Texas Instruments, Inc.
63,000 1.375%,  3/12/2025 64,544
Verint Systems, Inc., Convertible
53,000 0.250%,  4/15/2026
h
51,069
Vishay Intertechnology, Inc.,
Convertible
109,000 2.250%,  6/15/2025 114,178
VMware, Inc.
80,000 1.400%,  8/15/2026
d
80,274
28,000 2.200%,  8/15/2031
d
27,954
Total 4,831,164
Transportation (0.5%)
AerCap Holdings NV
32,000 5.875%,  10/10/2079
b
33,600
Air Canada
15,000 3.875%,  8/15/2026
d,h
15,036
Air Canada Pass Through Trust
11,714 3.875%,  3/15/2023
h
11,861
Air Lease Corporation
29,000 2.300%,  2/1/2025 30,140
17,000 3.375%,  7/1/2025 18,318
37,000 3.125%,  12/1/2030 38,381
Air Transport Services Group, Inc.,
Convertible
55,000 1.125%,  10/15/2024 56,892
American Airlines, Inc.
50,000 11.750%,  7/15/2025
h
62,500
115,000 5.500%,  4/20/2026
h
120,319
15,000 5.750%,  4/20/2029
h
16,180
Avis Budget Car Rental, LLC
50,000 5.375%,  3/1/2029
h
52,000
Boeing Company
29,000 1.950%,  2/1/2024 29,737
CSX Corporation
37,000 4.250%,  3/15/2029 43,415
Delta Air Lines, Inc.
36,000 7.000%,  5/1/2025
h
42,345
81,083 4.500%,  10/20/2025
h
87,164
75,000 4.750%,  10/20/2028
h
83,812
Principal
Amount Long-Term Fixed Income (32.6%) Value
Transportation (0.5%) - continued
FedEx Corporation
$ 39,000 2.400%,  5/15/2031 $ 40,367
Greenbrier Companies, Inc.,
Convertible
60,000 2.875%,  4/15/2028
h
62,850
J.B. Hunt Transport Services, Inc.
60,000 3.300%,  8/15/2022 61,500
JetBlue Airways Corporation,
Convertible
125,000 0.500%,  4/1/2026
h
122,625
Meritor, Inc., Convertible
208,000 3.250%,  10/15/2037 223,470
Mileage Plus Holdings, LLC
90,000 6.500%,  6/20/2027
h
97,987
Penske Truck Leasing Company,
LP
30,000 1.200%,  11/15/2025
h
29,916
39,000 1.700%,  6/15/2026
h
39,543
Southwest Airlines Company
36,000 5.125%,  6/15/2027 42,576
38,000 2.625%,  2/10/2030 39,322
Southwest Airlines Company,
Convertible
172,000 1.250%,  5/1/2025 252,088
Union Pacific Corporation
55,000 3.750%,  7/15/2025 61,075
37,000 2.150%,  2/5/2027 38,614
United Airlines Pass Through Trust
60,000 3.700%,  12/1/2022 61,712
United Airlines, Inc.
65,000 4.375%,  4/15/2026
h
66,877
65,000 4.625%,  4/15/2029
h
66,869
XPO Logistics, Inc.
70,000 6.750%,  8/15/2024
h
72,625
30,000 6.250%,  5/1/2025
h
31,838
Total 2,153,554
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
870,000 1.125%,  2/15/2031 862,388
U.S. Treasury Notes
1,490,000 0.125%,  2/28/2023 1,489,709
1,020,000 0.125%,  4/30/2023 1,019,363
3,200,000 0.125%,  2/15/2024 3,188,875
1,050,000 0.500%,  3/31/2025 1,050,533
1,140,000 0.500%,  2/28/2026 1,132,697
590,000 0.500%,  4/30/2027 579,421
1,580,000 1.125%,  2/29/2028 1,598,454
Total 10,921,440
Utilities (0.6%)
AES Corporation
23,000 3.950%,  7/15/2030
h
25,525
Ameren Corporation
36,000 1.750%,  3/15/2028 36,085
American Electric Power
Company, Inc.
38,000 2.300%,  3/1/2030 38,926
Berkshire Hathaway Energy
Company
53,000 4.050%,  4/15/2025 58,999
Calpine Corporation
90,000 4.500%,  2/15/2028
h
92,700

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (32.6%) Value
Utilities (0.6%) - continued
CenterPoint Energy, Inc.
$ 36,000 2.500%,  9/1/2024 $ 37,713
57,000 1.450%,  6/1/2026 57,659
57,000 2.650%,  6/1/2031 59,327
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 34,053
124,000 4.650%,  12/15/2024
b,j
132,587
37,000 3.375%,  4/1/2030 41,039
Duke Energy Corporation
16,000 4.875%,  9/16/2024
b,j
17,048
75,000 3.150%,  8/15/2027 81,832
38,000 2.450%,  6/1/2030 39,376
Edison International
45,000 4.950%,  4/15/2025 49,985
Enel Finance International NV
80,000 1.375%,  7/12/2026
h
80,493
Energy Transfer, LP
44,000 6.500%,  11/15/2026
b,j
45,158
Entergy Corporation
29,000 0.900%,  9/15/2025 28,842
38,000 1.900%,  6/15/2028 38,614
Evergy, Inc.
36,000 2.450%,  9/15/2024 37,871
Exelon Corporation
38,000 4.050%,  4/15/2030 43,917
FirstEnergy Corporation
56,000 3.350%,  7/15/2022 56,702
Georgia Power Company
29,000 2.100%,  7/30/2023 29,992
Jersey Central Power & Light
Company
19,000 2.750%,  3/1/2032
h
19,885
NextEra Energy Capital Holdings,
Inc.
38,000 2.250%,  6/1/2030 39,036
NextEra Energy Operating
Partners, LP
85,000 3.875%,  10/15/2026
h
89,462
NextEra Energy Partners, LP,
Convertible
183,000 Zero Coupon,  11/15/2025
h
198,555
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,j
50,280
37,000 2.950%,  9/1/2029 39,720
NRG Energy, Inc.
29,000 2.000%,  12/2/2025
h
29,832
90,000 3.375%,  2/15/2029
h
89,550
30,000 5.250%,  6/15/2029
h
32,175
NRG Energy, Inc., Convertible
73,000 2.750%,  6/1/2048 85,994
Pacific Gas and Electric Company
56,000 3.750%,  2/15/2024 58,881
56,000 2.100%,  8/1/2027 54,477
PG&E Corporation
30,000 5.000%,  7/1/2028 29,212
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 35,694
Sempra Energy
72,000 4.875%,  10/15/2025
b,j
78,570
56,000 3.400%,  2/1/2028 61,916
Southern Company
101,000 4.000%,  1/15/2051
b
106,555
Principal
Amount Long-Term Fixed Income (32.6%) Value
Utilities (0.6%) - continued
$ 90,000 3.750%,  9/15/2051
b
$ 91,710
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 83,800
Talen Energy Supply, LLC
40,000 7.625%,  6/1/2028
h
36,493
TerraForm Power Operating, LLC
85,000 5.000%,  1/31/2028
h
91,800
TransCanada Trust
125,000 5.875%,  8/15/2076
b
140,000
Vistra Operations Company, LLC
80,000 5.000%,  7/31/2027
h
82,600
Xcel Energy, Inc.
37,000 4.000%,  6/15/2028 42,495
Total 2,833,135
Total Long-Term Fixed Income
(cost $138,982,167) 142,022,270
Shares
Registered Investment
Companies ( 15 .3% ) Value
Unaffiliated  (1.1%)
14,316 Aberdeen Asia-Pacific Income
Fund, Inc. 62,275
7,050 AllianceBernstein Global High
Income Fund, Inc. 87,349
6,295 BlackRock Core Bond Trust 103,867
5,500 BlackRock Corporate High Yield
Fund, Inc. 68,420
5,808 BlackRock Credit Allocation
Income Trust 89,617
227 BlackRock Enhanced Equity
Dividend Trust 2,320
6,901 BlackRock Enhanced Global
Dividend Trust 85,572
3,942 BlackRock Multi-Sector Income
Trust 72,927
2,400 Brookfield Real Assets Income
Fund, Inc. 53,256
6,637 Eaton Vance Limited Duration
Income Fund 87,874
4,570 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 46,568
7,378 Invesco Dynamic Credit
Opportunities Fund 86,470
52,500 Invesco Senior Loan ETF 1,156,575
4,800 iShares S&P U.S. Preferred Stock
Index Fund
g
189,216
13,175 Nuveen Credit Strategies Income
Fund 86,033
5,267 PGIM Global High Yield Fund, Inc. 82,113
5,327 PGIM High Yield Bond Fund, Inc. 86,244
1,493 Pimco Dynamic Credit And
Mortgage Income Fund 33,324
2,765 Royce Value Trust, Inc. 50,683
3,150 SPDR Bloomberg Barclays High
Yield Bond ETF
g
345,775
30,004 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 823,610
1,708 Tri-Continental Corporation 58,243
6,375 Vanguard Intermediate-Term
Corporate Bond ETF
g
612,574
4,914 Virtus Dividend, Interst & Premium
Strategy Fund 74,742

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (15.3%) Value
Unaffiliated  (1.1%)- continued
4,762 Voya Global Equity Dividend &
Premium Opportunity Fund $ 28,667
10,031 Wells Fargo Income Opportunities
Fund 88,674
12,858 Western Asset High Income
Opportunity Fund, Inc. 67,376
Total 4,630,364
Affiliated  (14.2%)
2,706,493 Thrivent Core Emerging Markets
Debt Fund 26,956,667
3,160,287 Thrivent Core International Equity
Fund 35,047,577
Total 62,004,244
Total Registered Investment
Companies (cost $60,584,396) 66,634,608
Shares Preferred Stock ( 1 .0% ) Value
Communications Services (0.1%)
9,675 AT&T, Inc., 4.750%
j
256,097
1,256 ViacomCBS, Inc., Convertible,
5.750%
g
91,286
Total 347,383
Consumer Staples (<0.1%)
800 CHS, Inc., 7.100%
b,j
22,680
Total 22,680
Energy (<0.1%)
6,012 Crestwood Equity Partners, LP,
9.250%
j
57,355
1,450 Energy Transfer, LP, 7.600%
b,j
36,366
1,145 Nustar Logistics, LP, 6.860%
b
28,934
Total 122,655
Financials (0.5%)
2,475 Aegon Funding Corporation II,
5.100% 66,825
5,200 Allstate Corporation, 5.100%
j
144,040
4,500 Bank of America Corporation,
5.000%
j
121,500
1,700 Bank of America Corporation,
5.375%
j
46,750
95 Bank of America Corporation,
Convertible, 7.250%
j
140,557
5,050 Capital One Financial Corporation,
5.000%
j
135,693
2,200 Cobank ACB, 6.250%
b,j
233,200
5,375 Equitable Holdings, Inc., 5.250%
j
142,706
140 First Horizon Bank, 3.750%
b,h,j
118,840
87 GMAC Capital Trust I, 5.941%
b
2,317
4,500 J.P. Morgan Chase & Company,
4.200%
f,j
112,815
3,350 J.P. Morgan Chase & Company,
4.750%
j
88,574
2,875 J.P. Morgan Chase & Company,
5.750%
j
78,430
2,875 Legg Mason, Inc., 5.450% 72,623
5,040 Morgan Stanley, 5.850%
b,j
149,940
2,800 Morgan Stanley, 7.125%
b,j
80,640
725 Synovus Financial Corporation,
5.875%
b,j
20,257
Shares Preferred Stock (1.0%) Value
Financials (0.5%) - continued
4,325 Truist Financial Corporation,
4.750%
j
$ 114,742
4,500 Wells Fargo & Company, 4.250%
f,j
112,590
95 Wells Fargo & Company,
Convertible, 7.500%
j
143,688
Total 2,126,727
Health Care (0.1%)
1,050 Becton, Dickinson and Company,
Convertible, 6.000% 59,031
1,649 Boston Scientific Corporation,
Convertible, 5.500% 202,596
74 Danaher Corporation, Convertible,
5.000% 118,593
Total 380,220
Industrials (0.1%)
130 Fluor Corporation, Convertible,
6.500%
f,h,j
129,896
1,635 Stanley Black & Decker, Inc.,
Convertible, 5.250%
g
192,930
Total 322,826
Real Estate (<0.1%)
5,275 Public Storage, 4.125%
j
138,469
1,125 Public Storage, 4.625%
j
31,320
300 Public Storage, 4.700%
j
8,388
450 Public Storage, 4.875%
j
12,546
Total 190,723
Utilities (0.2%)
1,548 AES Corporation, Convertible,
6.875% 156,936
1,182 American Electric Power
Company, Inc., Convertible,
6.125% 59,419
758 American Electric Power
Company, Inc., Convertible,
6.125% 40,227
5,650 CMS Energy Corporation, 4.200%
f,j
143,510
3,039 NextEra Energy, Inc., Convertible,
4.872% 178,602
265 NiSource, Inc., Convertible,
7.750% 27,931
5,750 Southern Company, 4.950% 154,215
1,271 Southern Company, Convertible,
6.750% 65,902
Total 826,742
Total Preferred Stock
(cost $4,108,689) 4,339,956
Shares
Collateral Held for Securities
Loaned ( 0 .8% ) Value
3,321,876 Thrivent Cash Management Trust 3,321,876
Total Collateral Held for
Securities Loaned
(cost $3,321,876) 3,321,876

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 16 .1% ) Value
Federal Home Loan Bank Discount
Notes
700,000 0.013%, 8/11/2021
n,o
$ 699,995
100,000 0.043%, 8/20/2021
n,o
99,998
300,000 0.042%, 9/8/2021
n,o
299,988
100,000 0.040%, 9/13/2021
n,o
99,995
300,000 0.041%, 9/22/2021
n,o
299,983
Thrivent Core Short-Term Reserve
Fund
6,870,061 0.130% 68,700,607
Total Short-Term Investments
(cost $70,191,449) 70,200,566
Total Investments (cost
$429,463,778) 113.1% $ 492,124,268
Other Assets and Liabilities, Net
(13.1%) (56,890,709)
Total Net Assets 100.0% $ 435,233,559
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $32,861,089 or 7.6% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 30, 2021.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 30, 2021.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of July 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 988,865
Common Stock 2,242,247
Total lending $3,231,112
Gross amount payable upon return of
collateral for securities loaned $3,321,876
Net amounts due to counterparty $90,764
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,657,451 – 2,657,451 –
Capital Goods 5,332,220 – 4,690,202 642,018
Communications Services 9,272,717 – 9,163,817 108,900
Consumer Cyclical 7,017,792 – 7,017,792 –
Consumer Non-Cyclical 7,243,180 – 7,151,830 91,350
Financials 1,845,675 – 1,314,691 530,984
Technology 4,117,487 – 4,117,487 –
Transportation 1,801,130 – 1,801,130 –
Utilities 1,785,933 – 1,785,933 –
Common Stock
Communications Services 14,521,015 14,513,504 7,511 –
Consumer Discretionary 19,315,485 19,286,454 29,031 –
Consumer Staples 6,566,434 6,566,434 – –
Energy 3,918,350 3,918,350 – –
Financials 24,644,522 24,268,763 375,759 –
Health Care 22,786,958 22,786,958 – –
Industrials 20,543,025 20,262,739 280,286 –
Information Technology 39,093,510 38,445,736 647,774 –
Materials 4,652,879 4,431,993 220,886 –
Real Estate 5,713,766 5,713,766 – –
Utilities 2,775,463 2,775,463 – –
Long-Term Fixed Income
Asset-Backed Securities 5,990,401 – 5,990,401 –
Basic Materials 2,104,265 – 2,104,265 –
Capital Goods 3,714,478 – 3,714,478 –
Collateralized Mortgage Obligations 10,804,679 – 10,804,679 –
Commercial Mortgage-Backed Securities 389,743 – 389,743 –
Communications Services 5,585,620 – 5,585,620 –
Consumer Cyclical 7,843,204 – 7,843,204 –
Consumer Non-Cyclical 7,495,402 – 7,495,402 –
Energy 6,220,438 – 6,220,438 –
Financials 19,414,014 – 19,414,014 –
Foreign Government 36,120 – 36,120 –
Mortgage-Backed Securities 51,684,613 – 51,684,613 –
Technology 4,831,164 – 4,831,164 –
Transportation 2,153,554 – 2,153,554 –
U.S. Government & Agencies 10,921,440 – 10,921,440 –
Utilities 2,833,135 – 2,833,135 –
Registered Investment Companies
Unaffiliated 4,630,364 4,630,364 – –
Preferred Stock
Communications Services 347,383 347,383 – –
Consumer Staples 22,680 22,680 – –
Energy 122,655 122,655 – –
Financials 2,126,727 2,007,887 118,840 –
Health Care 380,220 380,220 – –
Industrials 322,826 192,930 129,896 –
Real Estate 190,723 190,723 – –
Utilities 826,742 826,742 – –
Short-Term Investments 1,499,959 – 1,499,959 –
Subtotal Investments in Securities $ 358,097,541 $ 171,691,744 $ 185,032,545 $ 1,373,252
Other Investments  * Total
Affiliated Registered Investment Companies 62,004,244
Affiliated Short-Term Investments 68,700,607
Collateral Held for Securities Loaned 3,321,876
Subtotal Other Investments $ 134,026,727
Total Investments at Value $ 492,124,268

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 942,874 942,874 – –
Total Asset Derivatives $ 942,874 $ 942,874 $ – $ –
Liability Derivatives
Futures Contracts 188,427 188,427 – –
Total Liability Derivatives $ 188,427 $ 188,427 $ – $ –
The following table presents Balanced Income Plus Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $1,543,959 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 32 September 2021 $ 4,211,337 $ 91,163
CBOT 5-Yr. U.S. Treasury Note 6 September 2021 741,709 4,963
CBOT U.S. Long Bond 7 September 2021 1,092,843 60,188
CME E-mini S&P 500 Index 4 September 2021 849,780 28,120
CME Ultra Long Term U.S. Treasury Bond 24 September 2021 4,514,980 273,770
ICE mini MSCI EAFE Index 27 September 2021 3,185,408 (54,218)
Total Futures Long Contracts $ 14,596,057 $ 403,986
CBOT 2-Yr. U.S. Treasury Note (13) September 2021 ( $ 2,867,787 ) ( $ 744 )
CME E-mini Russell 2000 Index (104) September 2021 (12,036,990) 484,670
CME E-mini S&P Mid-Cap 400 Index (8) September 2021 (2,126,943) (32,017)
Ultra 10-Yr. U.S. Treasury Note (18) September 2021 (2,603,052) (101,448)
Total Futures Short Contracts ( $ 19,634,772 ) $ 350,461
Total Futures Contracts ( $ 5,038,715 ) $ 754,447

Balanced Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 24,430 $ 2,146 $ – $ 26,957 2,706 6.2%
Core International Equity — 41,334 11,700 35,048 3,160 8.0
Total Affiliated Registered Investment
Companies 24,430 62,005 14.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 19,176 213,776 164,251 68,701 6,870 15.8
Total Affiliated Short-Term Investments 19,176 68,701 15.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,302 39,458 38,438 3,322 3,322 0.8
Total Collateral Held for Securities Loaned 2,302 3,322 0.8
Total Value $ 45,908 $ 134,028
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $381 $ – $834
Core International Equity 452 4,962 – 906
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 4 (4) – 58
Total Income/Non Income Cash from Affiliated Investments $1,798
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 12
Total Affiliated Income from Securities Loaned, Net $12
Total $456 $5,339 $ 0

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 86 .6% ) Value
Communications Services (6.7%)
56,960 Activision Blizzard, Inc. $ 4,762,995
13,309 Alphabet, Inc., Class A
a
35,861,500
2,271 Alphabet, Inc., Class C
a
6,141,738
18,630 AMC Networks, Inc.
a
932,245
5,609 ANGI Homeservices, Inc.
a
64,560
14,759 Audacy, Inc.
a
52,690
608,682 Auto Trader Group plc
a,b
5,514,787
103,991 BCE, Inc. 5,190,381
5,086 Cars.com, Inc.
a
61,439
110,047 Carsales.com, Ltd. 1,774,503
163,572 Comcast Corporation 9,622,941
122,275 Deutsche Telekom AG 2,537,724
6,900 DIP Corporation 201,798
85,457 Discovery, Inc., Class A
a,c
2,479,108
1,363 E.W. Scripps Company 26,006
2,984 EchoStar Corporation
a
66,543
59,913 Facebook, Inc.
a
21,347,002
2,655 Gannett Company, Inc.
a
15,319
3,113 Gray Television, Inc. 69,015
1,907 Hemisphere Media Group, Inc.
a
24,238
7,661 Interpublic Group of Companies,
Inc. 270,893
13,644 Ipsos SA 633,879
123,863 ITV plc
a
192,602
110,200 KDDI Corporation 3,370,313
122,727 Koninklijke (Royal) KPN NV 402,714
74,575 Live Nation Entertainment, Inc.
a
5,883,222
20,800 M3, Inc. 1,360,459
13,728 Match Group, Inc.
a
2,186,459
162,996 Mediaset Espana Comunicacion
SA
a
969,673
700 Nintendo Company, Ltd. 359,872
165,600 Nippon Telegraph and Telephone
Corporation 4,240,705
9,734 Omnicom Group, Inc. 708,830
21,603 REA Group, Ltd. 2,573,426
5,912 RingCentral, Inc.
a
1,580,100
31,444 Rogers Communications, Inc.
c
1,604,965
155,500 Singapore Press Holdings, Ltd. 215,754
189,200 SoftBank Corporation 2,471,181
18,100 SoftBank Group Corporation 1,138,230
3,555 Spark New Zealand, Ltd. 11,734
1,874 Stroeer SE 148,225
1,841,492 Telecom Italia SPA 806,415
3,507 Telenet Group Holding NV 131,623
4,167 Telephone & Data Systems, Inc. 93,132
23,666 TELUS Corporation 525,637
69,500 TV Asahi Holdings Corporation 1,080,246
91,145 Twitter, Inc.
a
6,357,364
676 United States Cellular Corporation
a
24,579
400 ValueCommerce Company, Ltd. 13,881
154,512 Verizon Communications, Inc. 8,618,679
368,500 Z Holdings Corporation 1,844,410
Total 146,565,734
Consumer Discretionary (9.9%)
22,267 888 Holdings Public Company,
Ltd. 114,990
13,700 ABC-MART, Inc. 755,368
4,673 Adidas AG 1,696,088
3,537 Adient plc
a
149,014
12,023 Amazon.com, Inc.
a
40,007,615
22,314 American Axle & Manufacturing
Holdings, Inc.
a
216,223
318 America's Car-Mart, Inc.
a
50,562
Shares Common Stock (86.6%) Value
Consumer Discretionary (9.9%) - continued
79,932 Aptiv plc
a
$ 13,336,654
22,184 ARB Corporation, Ltd. 763,098
110,321 Aristocrat Leisure, Ltd. 3,380,799
2,707 AutoZone, Inc.
a
4,395,004
306,162 B&M European Value Retail SA 2,352,207
15,016 Bally's Corporation
a
739,538
9,400 Bandai Namco Holdings, Inc. 608,219
109,183 Barratt Developments plc 1,067,015
2,711 Bed Bath & Beyond, Inc.
a
77,372
11,863 Bellway plc 541,636
3,130 BJ's Restaurants, Inc.
a
127,015
6,469 Breville Group, Ltd. 153,786
1,527 Brunswick Corporation 159,419
5,813 Burlington Stores, Inc.
a
1,946,192
14,459 Caesars Entertainment, Inc.
a
1,263,138
14,802 Carvana Company
a
4,996,563
12,802 Chegg, Inc.
a
1,134,641
15,975 Chewy, Inc.
a,c
1,337,107
19,009 Chico's FAS, Inc.
a
117,476
948 Children's Place, Inc.
a
79,945
5,167 Chipotle Mexican Grill, Inc.
a
9,628,394
22,700 Chiyoda Company, Ltd. 180,405
9,961 Choice Hotels International, Inc. 1,194,324
530 Churchill Downs, Inc. 98,474
2,414 CIE Automotive SA 71,967
33,773 Cooper-Standard Holdings, Inc.
a
879,787
2,446 Cracker Barrel Old Country Store,
Inc. 333,096
7,359 Culp, Inc. 110,164
34,415 D.R. Horton, Inc. 3,284,223
13,094 Dana, Inc. 316,351
3,155 Darden Restaurants, Inc. 460,251
780 Deckers Outdoor Corporation
a
320,463
1,311 Denny's Corporation
a
18,446
32,800 Denso Corporation 2,253,398
5,944 Dick's Sporting Goods, Inc. 619,008
42,269 Dollarama, Inc. 1,990,465
28,888 Dometic Group AB
b
490,327
15,214 Domino's Pizza Enterprises, Ltd. 1,309,013
1,751 Dorman Products, Inc.
a
177,114
61,765 Duluth Holdings, Inc.
a
924,622
9,979 Emerald Holding, Inc.
a
39,417
100,647 Entain plc
a
2,537,960
103,387 Everi Holdings, Inc.
a
2,345,851
9,952 Evolution Gaming Group AB
b
1,731,651
24,195 Farfetch, Ltd.
a
1,212,653
3,600 Fast Retailing Company, Ltd. 2,441,531
2,203 Ferrari NV 480,119
11,740 Five Below, Inc.
a
2,282,491
7,152 Foot Locker, Inc. 408,093
1,146 Fox Factory Holding Corporation
a
185,125
243,000 Galaxy Entertainment Group, Ltd.
a
1,646,821
20,985 Gap, Inc. 612,132
811 Garmin, Ltd. 127,489
20,785 Genius Brands International, Inc.
a,c
32,632
37,681 Gentex Corporation 1,282,284
4,664 Genuine Parts Company 591,955
8,611 G-III Apparel Group, Ltd.
a
257,124
7,317 Goodyear Tire & Rubber
Company
a
114,950
12,037 GoPro, Inc.
a
123,259
98 Graham Holdings Company 65,137
2,852 Grand Canyon Education, Inc.
a
263,439
998 Group 1 Automotive, Inc. 173,393
1,654 GrowGeneration Corporation
a
67,268

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Consumer Discretionary (9.9%) - continued
10,770 Guess ?, Inc. $ 240,386
14,321 H&R Block, Inc. 351,581
23,093 Hanesbrands, Inc. 421,678
2,355 Harley-Davidson, Inc. 93,305
997 Hermes International 1,524,196
4,900 Hikari Tsushin, Inc. 848,340
77,300 Honda Motor Company, Ltd. 2,482,711
86,726 Howden Joinery Group plc 1,080,749
115,154 Husqvarna AB 1,611,423
20,993 Industria de Diseno Textil SA 712,009
4,759 InterContinental Hotels Group plc
a
314,303
5,900 Izumi Company, Ltd. 201,953
3,648 KB Home 154,821
28,179 Kohl's Corporation 1,431,493
7,300 KOMEDA Holdings Company, Ltd. 136,857
11,110 Lear Corporation 1,944,028
5,076 Leggett & Platt, Inc. 243,800
6,101 Lithia Motors, Inc. 2,301,419
45,360 Lowe's Companies, Inc. 8,740,418
3,840 LVMH Moet Hennessy Louis
Vuitton SE 3,074,572
2,566 M.D.C. Holdings, Inc. 136,819
19,283 Macy's, Inc.
a
327,811
23,269 Magnite, Inc.
a
705,051
51,277 Marks and Spencer Group plc
a
96,531
745 Marriott Vacations Worldwide
Corporation
a
109,791
27,700 Marui Group Company, Ltd. 485,224
15,365 Mattel, Inc.
a
333,728
10,146 Mohawk Industries, Inc.
a
1,977,455
158,224 Moneysupermarket.com Group plc 558,428
1,312 Next plc
a
143,722
63,900 NHK Spring Company, Ltd. 493,710
700 Nihon Unisys, Ltd. 21,108
175,700 Nissan Motor Company, Ltd.
a
1,019,735
1,100 Nitori Holdings Company, Ltd. 209,084
21,966 Nordstrom, Inc.
a,c
727,075
16,953 Norwegian Cruise Line Holdings,
Ltd.
a
407,381
386 NVR, Inc.
a
2,015,924
12,579 Ollie's Bargain Outlet Holdings,
Inc.
a
1,171,105
8,348 Papa John's International, Inc. 952,674
13,154 Park Hotels & Resorts, Inc.
a
243,349
46,293 Penn National Gaming, Inc.
a
3,165,515
21,894 Planet Fitness, Inc.
a
1,647,086
14,103 Playtech plc
a
72,532
15,300 PLENUS Company, Ltd. 294,649
554 Pool Corporation 264,712
12,698 Premier Investments, Ltd. 251,370
1,203 Purple Innovation, Inc.
a
31,687
1,742 PVH Corporation
a
182,248
62,738 Qurate Retail, Inc. 744,073
12,537 Restaurant Brands International,
Inc. 854,898
9,000 Rinnai Corporation 836,096
5,958 Ruth's Hospitality Group, Inc.
a
118,981
31,900 Sangetsu Company, Ltd. 463,560
31,600 Sekisui House, Ltd. 625,853
25,540 Skyline Corporation
a
1,440,456
19,200 Sony Group Corporation 2,005,757
51,708 Sony Group Corporation ADR 5,393,144
3,039 Standard Motor Products, Inc. 126,909
935 Strategic Education, Inc. 74,136
233,000 Sumitomo Electric Industries, Ltd. 3,310,165
Shares Common Stock (86.6%) Value
Consumer Discretionary (9.9%) - continued
465,065 Tabcorp Holdings, Ltd. $ 1,697,533
6,200 Takara Standard Company, Ltd. 90,299
41,038 Taylor Morrison Home Corporation
a
1,100,639
3,846 Tenneco, Inc.
a
66,959
16,177 Tesla, Inc.
a
11,116,834
1,921 Thor Industries, Inc. 227,370
39,681 ThredUp, Inc.
a
946,789
30,204 Thule Group AB
b
1,524,968
14,532 Toll Brothers, Inc. 861,312
3,130 TopBuild Corporation
a
634,420
20,600 Toyota Motor Corporation 1,849,375
19,446 Tri Pointe Homes, Inc.
a
469,038
20,979 TripAdvisor, Inc.
a
796,153
7,008 Tupperware Brands Corporation
a
146,397
4,502 Ulta Beauty, Inc.
a
1,511,772
2,804 Urban Outfitters, Inc.
a
104,253
17,500 USS Company, Ltd. 304,639
1,538 Vail Resorts, Inc.
a
469,398
383 Williams-Sonoma, Inc. 58,101
7,131 Wingstop, Inc. 1,221,612
50 Winmark Corporation 10,541
2,854 Wolverine World Wide, Inc. 95,723
21,894 Wyndham Hotels & Resorts, Inc. 1,577,682
6,209 Yum! Brands, Inc. 815,801
2,116 Zalando SE
a,b
235,115
2,115 Zumiez, Inc.
a
92,320
Total 215,224,367
Consumer Staples (3.7%)
17,800 Arcs Company, Ltd. 362,533
16,000 Asahi Group Holdings, Ltd. 719,912
10,126 Axfood AB 274,077
125 Barry Callebaut AG 316,829
57,593 BJ's Wholesale Club Holdings,
Inc.
a
2,916,509
31,674 Carlsberg AS 5,852,896
2 Chocoladefabriken Lindt and
Spruengli AG 231,826
970 Church & Dwight Company, Inc. 83,983
3,568 Coca-Cola European Partners plc 221,430
25,321 Coca-Cola HBC AG 956,199
21,046 Coty, Inc.
a
183,732
8,922 Darling Ingredients, Inc.
a
616,242
119,102 Diageo plc 5,905,859
67,614 e.l.f. Beauty, Inc.
a
1,866,822
34,782 Endeavour Group, Ltd.
a
169,229
7,888 Flowers Foods, Inc. 185,841
33,240 ForFarmers BV 188,678
8,107 Glanbia plc 139,175
1,435 Hain Celestial Group, Inc.
a
57,271
1,991 Hershey Company 356,150
24,719 Imperial Brands plc 529,245
1,997 Ingredion, Inc. 175,357
40,400 Japan Tobacco, Inc. 789,428
208 John B. Sanfilippo & Son, Inc. 19,211
52,500 Kao Corporation 3,161,096
14,330 Kimberly-Clark Corporation 1,944,868
8,700 Kobe Bussan Company, Ltd. 292,932
46,167 Lamb Weston Holdings, Inc. 3,082,571
231 Lindt & Spruengli AG 2,588,342
11,600 L'Oreal SA 5,306,945
612 Medifast, Inc. 174,732
8,200 Ministop Company, Ltd. 106,842
97,044 Nestle SA 12,288,650
1,957 Orkla ASA 17,774

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Consumer Staples (3.7%) - continued
3,235 Performance Food Group
Company
a
$ 148,228
92,650 Philip Morris International, Inc. 9,273,338
1,841 Pilgrim's Pride Corporation
a
40,778
109 PriceSmart, Inc. 9,782
11,295 Royal Unibrew AS 1,530,633
1,071 Seneca Foods Corporation
a
58,627
39,500 Seven & I Holdings Company, Ltd. 1,762,506
9,884 Sprouts Farmers Markets, Inc.
a
242,949
600 Sugi Holdings Company, Ltd. 44,278
15,600 Sundrug Company, Ltd. 506,409
12,457 Tate & Lyle plc 127,795
31,977 Turning Point Brands, Inc. 1,695,421
1,676 Tyson Foods, Inc. 119,767
45,886 Unilever NV 2,644,872
747 United Natural Foods, Inc.
a
24,741
4,343 US Foods Holding Corporation
a
149,139
1,915 Vector Group, Ltd. 25,584
67,706 Wal-Mart Stores, Inc. 9,651,490
8,154 Wesfarmers, Ltd. 367,636
25,177 Woolworths, Ltd. 720,217
Total 81,227,376
Energy (2.9%)
20,054 Antero Midstream Corporation 190,513
31,808 Antero Resources Corporation
a
432,589
7,757 APA Corporation 145,444
30,515 Archrock, Inc. 262,734
719 Bonanza Creek Energy, Inc. 27,660
731,266 BP plc 2,935,337
113,462 BP plc ADR 2,743,511
239 Callon Petroleum Company
a
9,407
54,786 Canadian Natural Resources, Ltd. 1,807,903
37,250 Centennial Resource
Development, Inc.
a
194,073
8,464 ChampionX Corporation
a
196,703
1,502 Clean Energy Fuels Corporation
a
11,280
8,781 CNX Resources Corporation
a
106,250
58,172 ConocoPhillips 3,261,122
743 CONSOL Energy, Inc.
a
15,610
13,189 Continental Resources, Inc. 450,404
6,731 Core Laboratories NV 224,546
149,508 Devon Energy Corporation 3,863,287
12,061 Diamondback Energy, Inc. 930,265
5,854 Dorian LPG, Ltd.
a
70,833
1,190 DT Midstream, Inc.
a
50,456
115,060 Eni SPA 1,360,660
21,897 EnLink Midstream, LLC
a
121,966
126,688 Enterprise Products Partners, LP 2,859,348
107,640 Equinor ASA 2,096,740
42,562 Equitrans Midstream Corporation 349,860
9,359 Exterran Corporation
a
40,992
25,288 Exxon Mobil Corporation 1,455,830
33,408 Galp Energia SGPS SA 325,787
2,250 Gaztransport Et Technigaz SA 180,423
76,665 Halliburton Company 1,585,432
25,380 Helix Energy Solutions Group, Inc.
a
105,327
9,283 Helmerich & Payne, Inc. 266,144
11,801 HollyFrontier Corporation 346,949
30,930 Italgas SPA 209,357
89,313 John Wood Group plc
a
270,546
25,108 Kinder Morgan, Inc. 436,377
10,652 Kosmos Energy, Ltd.
a
24,606
4,424 Magnolia Oil & Gas Corporation
a
61,936
64,819 Marathon Oil Corporation 751,252
Shares Common Stock (86.6%) Value
Energy (2.9%) - continued
42,318 Marathon Petroleum Corporation $ 2,336,800
9,839 Matador Resources Company 304,025
32,212 Neste Oil Oyj 1,980,105
30,379 Nine Energy Service, Inc.
a
79,897
1,765 Northern Oil and Gas, Inc. 30,482
247 Oceaneering International, Inc.
a
3,275
22,140 OMV AG 1,195,427
13,190 PBF Energy, Inc.
a
120,952
26,146 Pioneer Natural Resources
Company 3,800,844
5,876 Plains GP Holdings, LP
a
61,639
30,776 ProPetro Holding Corporation
a
232,359
188,418 Royal Dutch Shell plc, Class A 3,787,403
304,563 Royal Dutch Shell plc, Class B 6,017,950
10,242 RPC, Inc.
a
43,016
22,989 SM Energy Company 429,894
55,026 Southwestern Energy Company
a
259,173
19,946 Talos Energy, Inc.
a
230,177
4,101 Targa Resources Corporation 172,693
46,560 TC Energy Corporation 2,269,781
87,386 TechnipFMC plc
a
630,927
114,249 Tenaris SA ADR 2,335,250
105 Texas Pacific Land Corporation 156,718
112,514 Total Energies SE 4,906,383
59,813 Transocean, Ltd.
a,c
215,925
10,081 Washington H. Soul Pattinson and
Company, Ltd. 242,709
63,960 Woodside Petroleum, Ltd. 1,027,449
3,754 World Fuel Services Corporation 129,363
7,832 WorleyParsons, Ltd. 64,312
Total 63,844,387
Financials (13.5%)
482 1st Source Corporation 22,071
2,812 AB Industrivarden, Class A 112,198
115,058 AB Industrivarden, Class C 4,404,417
104,061 ABN AMRO Group NV
a,b
1,213,004
10,700 AEON Financial Service Company,
Ltd. 131,823
58,772 AIB Group plc
a
144,347
18,831 Air Lease Corporation 797,681
1,909 Alleghany Corporation
a
1,265,858
631 Allegiance Bancshares, Inc. 23,013
56,152 Allianz SE 13,957,380
14,076 American Equity Investment Life
Holding Company 451,699
37,689 American Express Company 6,427,105
9,710 American Financial Group, Inc. 1,228,218
1,629 Ameriprise Financial, Inc. 419,565
13,858 Ameris Bancorp 673,637
54,632 Annaly Capital Management, Inc. 463,826
14,854 Apollo Commercial Real Estate
Finance, Inc. 226,078
20,062 Arch Capital Group, Ltd.
a
782,418
1,082 Argo Group International Holdings,
Ltd. 56,405
7,902 Arthur J. Gallagher & Company 1,100,828
4,108 Artisan Partners Asset
Management, Inc. 197,554
36,321 Associated Banc-Corp 719,156
6,333 Assured Guaranty, Ltd. 302,781
17,339 ASX, Ltd. 982,244
21,484 Azimut Holding SPA 552,660
25,018 Baloise Holding AG 3,944,602
6,618 Banca Farmafactoring SPA
b
69,086

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Financials (13.5%) - continued
339,798 Banco Bilbao Vizcaya Argentaria
SA $ 2,175,219
63,986 Banco de Sabadell SA
a
44,486
351,002 Banco Santander SA 1,285,779
4,449 BancorpSouth Bank 114,784
108,757 Bank Hapoalim, Ltd.
a
865,481
187,108 Bank Leumi Le-Israel BM
a
1,429,728
267,392 Bank of America Corporation 10,257,157
605 Bank of Marin Bancorp 20,993
56,325 Bank of Nova Scotia 3,515,572
7,435 BankFinancial Corporation 84,908
15,816 Banner Corporation 838,881
722 Banque Cantonale Vaudoise 64,454
792,378 Barclays plc 1,916,837
1,587 BAWAG Group AG
b
90,157
265 Berkshire Hills Bancorp, Inc. 7,166
3,150 Blackstone Mortgage Trust, Inc. 102,123
667 Blucora, Inc.
a
11,246
53,515 BNP Paribas SA 3,263,312
669 BOK Financial Corporation 56,203
10,305 Brighthouse Financial, Inc.
a
443,733
3,862 BrightSphere Investment Group 96,511
2,240 BrightSpire Capital, Inc. 21,302
7,881 Brookline Bancorp, Inc. 113,250
2,839 Brown & Brown, Inc. 154,442
1,271 Byline Bancorp, Inc. 31,279
11,036 Canadian Western Bank 300,845
38,983 Capital One Financial Corporation 6,303,551
14,482 Central Pacific Financial
Corporation 370,739
188,812 Charles Schwab Corporation 12,829,775
24,959 Chimera Investment Corporation 367,396
28,793 Chubb, Ltd. 4,858,531
182,923 CI Financial Corporation 3,335,603
5,911 Cincinnati Financial Corporation 696,789
48,966 Citigroup, Inc. 3,311,081
11,644 Citizens Financial Group, Inc. 490,911
8,951 CNO Financial Group, Inc. 204,441
49,371 Comerica, Inc. 3,389,813
93,348 Commonwealth Bank of Australia 6,843,143
12,780 Community Trust Bancorp, Inc. 508,133
15,347 Customers Bancorp, Inc.
a
555,868
271,700 DBS Group Holdings, Ltd. 6,079,655
11,187 Deutsche Boerse AG 1,866,715
44,338 Deutsche Pfandbriefbank AG
b
488,412
352 Diamond Hill Investment Group,
Inc. 60,632
33,582 Discover Financial Services 4,174,914
268,338 DNB Bank ASA 5,499,034
5,060 East West Bancorp, Inc. 360,019
554 Employers Holdings, Inc. 23,002
8,568 Enova International, Inc.
a
283,515
1,878 Enterprise Financial Services
Corporation 83,702
94,440 Equitable Holdings, Inc. 2,915,363
9,510 Essent Group, Ltd. 429,567
53,590 Euronext NV
b
5,961,704
47,590 F.N.B. Corporation 545,381
2,295 FactSet Research Systems, Inc. 819,958
773 Federal Agricultural Mortgage
Corporation 75,367
9,806 Financial Institutions, Inc. 288,689
206 First American Financial
Corporation 13,866
68,818 First Bancorp/Puerto Rico 834,762
18,868 First Busey Corporation 445,285
Shares Common Stock (86.6%) Value
Financials (13.5%) - continued
8,897 First Financial Bancorp $ 200,182
7,394 First Financial Corporation 296,130
18,759 First Horizon Corporation 289,827
1,942 First International Bank of Israel,
Ltd.
a
61,581
1,199 First of Long Island Corporation 25,838
24,876 First Republic Bank 4,851,318
2,831 Flushing Financial Corporation 62,424
53,702 Fulton Financial Corporation 822,715
13,843 Granite Point Mortgage Trust, Inc. 195,325
11,147 Great Southern Bancorp, Inc. 579,978
984 Great Western Bancorp, Inc. 30,307
23,970 Groupe Bruxelles Lambert SA 2,788,900
9,377 Hamilton Lane, Inc. 872,061
33,676 Hancock Whitney Corporation 1,471,978
13,944 Hanmi Financial Corporation 254,199
9,512 Hanover Insurance Group, Inc. 1,292,681
11,338 Heartland Financial USA, Inc. 517,240
7,795 Heritage Commerce Corporation 84,498
793 Heritage Financial Corporation 19,183
4,966 HomeStreet, Inc. 187,268
7,776 Hometrust Bancshares, Inc. 204,742
73,817 Hope Bancorp, Inc. 978,075
13,711 Horizon Bancorp, Inc. 229,111
106,754 HSBC Holdings plc 589,306
245,548 Humm Group, Ltd.
a
168,721
34,996 Huntington Bancshares, Inc. 492,744
19,561 Independent Bank Corporation 411,368
38,031 ING Groep NV 487,966
35,402 Intermediate Capital Group plc 1,066,864
31,359 Invesco, Ltd. 764,532
75,266 J.P. Morgan Chase & Company 11,423,873
190,500 Japan Post Bank Company, Ltd. 1,616,909
991 Jefferies Financial Group, Inc. 32,891
4,556 Jyske Bank AS
a
221,074
1,526 KBC Groep NV 122,878
10,663 Kinsale Capital Group, Inc. 1,904,892
6,865 L E Lundbergforetagen AB 489,873
4,718 Ladder Capital Corporation 53,880
4,159 Lakeland Bancorp, Inc. 68,083
82,935 Laurentian Bank of Canada 2,818,567
10,490 Lincoln National Corporation 646,394
4,319 Loews Corporation 231,628
2,781 LPL Financial Holdings, Inc. 392,232
40,944 Man Group plc 112,658
16,271 Marsh & McLennan Companies,
Inc. 2,395,417
86,107 Medibank Private, Ltd. 210,004
181,001 Mediobanca SPA
a
2,118,520
4,390 Mercantile Bank Corporation 137,187
46,376 MFA Financial, Inc. 216,576
6,123 Midland States Bancorp, Inc. 150,687
10,534 MidWestOne Financial Group, Inc. 306,855
267,600 Mitsubishi HC Capital, Inc. 1,459,577
65,100 Mitsubishi UFJ Financial Group,
Inc. 343,903
41,318 Mizrahi Tefahot Bank, Ltd.
a
1,252,167
87,304 Morgan Stanley 8,379,438
2,789 Mr. Cooper Group, Inc.
a
103,695
1,200 MS and AD Insurance Group
Holdings, Inc. 37,093
3,750 MSCI, Inc. 2,234,850
194 National Western Life Group, Inc. 40,331
16,698 Navient Corporation 341,140
693 NBT Bancorp, Inc. 24,151

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Financials (13.5%) - continued
45,478 New York Community Bancorp,
Inc. $ 535,731
3,264 New York Mortgage Trust, Inc. 14,264
1,791 Newmark Group, Inc. 23,068
10,551 NMI Holdings, Inc.
a
232,333
6,689 Northern Trust Corporation 754,854
933 OceanFirst Financial Corporation 18,193
9,425 OFG Bancorp 217,717
17,496 Old National Bancorp 281,511
6,597 Old Second Bancorp, Inc. 76,393
2,366 Onex Corporation 180,352
140,900 ORIX Corporation 2,465,103
18,516 PacWest Bancorp 737,307
21,221 Paragon Banking Group plc 162,973
2,704 Partners Group Holding AG 4,619,416
3,049 Peoples Bancorp, Inc. 89,915
32,983 Popular, Inc. 2,399,843
36,394 Poste Italiane SPA
b
481,585
282 Preferred Bank 16,632
17,418 Premier Financial Corporation 466,454
51 Primerica, Inc. 7,457
11,285 QCR Holdings, Inc. 553,981
40,928 Radian Group, Inc. 924,154
4,289 Raiffeisen Bank International AG 101,413
39,143 Raymond James Financial, Inc. 5,068,236
4,539 Redwood Trust, Inc. 53,878
7,862 Regions Financial Corporation 151,343
8,430 Reinsurance Group of America,
Inc. 928,817
4,427 RenaissanceRe Holdings, Ltd. 675,959
94 RLI Corporation 10,188
65,619 Royal Bank of Canada 6,636,587
17,623 S&P Global, Inc. 7,555,333
1,816 Safety Insurance Group, Inc. 139,142
15,362 Seacoast Banking Corporation of
Florida 466,851
14,867 SEI Investments Company 903,914
1,422 Selective Insurance Group, Inc. 115,680
6,041 Signature Bank 1,371,126
19,500 Singapore Exchange, Ltd. 170,625
82,139 Societe Generale 2,405,508
79,588 Standard Chartered plc 477,117
12,473 Starwood Property Trust, Inc. 324,672
7,391 State Street Corporation 644,052
93,600 Sumitomo Mitsui Financial Group,
Inc. 3,155,170
5,177 Swiss Life Holding AG 2,670,312
6,655 Synchrony Financial 312,918
10,036 Synovus Financial Corporation 410,472
1,886 T. Rowe Price Group, Inc. 385,046
2,608 Territorial Bancorp, Inc. 66,608
11,326 Texas Capital Bancshares, Inc.
a
713,311
12,662 TMX Group, Ltd. 1,390,526
24,600 Tokio Marine Holdings, Inc. 1,172,462
1,797 Topdanmark AS 91,509
18,291 Torchmark Corporation 1,703,075
32,703 Toronto-Dominion Bank 2,174,346
3,434 Towne Bank 102,368
14,660 TPG RE Finance Trust, Inc. 192,926
5,404 TriCo Bancshares 213,080
78,804 Truist Financial Corporation 4,289,302
3,766 TrustCo Bank Corporation NY 126,651
5,264 Trustmark Corporation 158,025
71,195 Umpqua Holdings Corporation 1,343,450
7,429 UniCredit SPA 88,861
Shares Common Stock (86.6%) Value
Financials (13.5%) - continued
869 Universal Insurance Holdings, Inc. $ 12,305
1,974 Univest Financial Corporation 54,009
29,483 Unum Group 807,834
810 Vontobel Holding AG 71,420
393 Walker & Dunlop, Inc. 40,668
3,229 Washington Trust Bancorp, Inc. 157,414
7,500 WealthNavi, Inc.
a
292,288
210,790 Wells Fargo & Company 9,683,693
1,063 Wendel SA 149,209
3,362 WesBanco, Inc. 108,525
317 Westamerica Bancorporation 17,609
30,332 Western Alliance Bancorp 2,815,416
14,019 Western Asset Mortgage Capital
Corporation 43,459
118,203 Westpac Banking Corporation 2,123,209
15,134 Wintrust Financial Corporation 1,080,568
72,699 Zions Bancorporations NA 3,791,253
9,360 Zurich Insurance Group AG 3,773,716
Total 292,717,993
Health Care (12.0%)
18,534 AbbVie, Inc. 2,155,504
36,418 ACADIA Pharmaceuticals, Inc.
a
787,721
735 Acceleron Pharma, Inc.
a
91,919
37,041 Adaptive Biotechnologies
Corporation
a
1,357,923
8,600 Alfresca Holdings Corporation 130,977
160 Alk-Abello AS
a
78,881
400 Allakos, Inc.
a
31,824
3,745 Allogene Therapeutics, Inc.
a
82,203
3,838 Almirall SA 60,897
16,160 Amedisys, Inc.
a
4,211,619
6,029 American Well Corporation
a
70,238
19,557 Amgen, Inc. 4,723,798
27,250 Amplifon SPA 1,345,733
7,900 AnGes, Inc.
a
49,627
15,403 Anthem, Inc. 5,914,906
1,032 Arcutis Biotherapeutics, Inc.
a
24,077
4,351 Arena Pharmaceuticals, Inc.
a
269,153
4,389 Argenx SE ADR
a
1,336,143
6,389 Ascendis Pharma AS ADR
a
755,116
262,800 Astellas Pharmaceutical, Inc. 4,185,716
141 Atrion Corporation 88,681
43,534 Avacta Group plc
a
82,297
42,056 Avantor, Inc.
a
1,580,464
22,942 Axonics Modulation Technologies,
Inc.
a
1,558,909
7,955 BioCryst Pharmaceuticals, Inc.
a
128,235
13,784 Biogen, Inc.
a
4,503,646
10,003 Biohaven Pharmaceutical Holding
Company, Ltd.
a
1,260,478
337 Bio-Rad Laboratories, Inc.
a
249,215
7,705 Bio-Techne Corporation 3,715,659
1,102 Bruker Corporation 90,639
1,546 Carl Zeiss Meditec AG 344,315
57,054 Centene Corporation
a
3,914,475
55,391 Cerner Corporation 4,452,882
4,144 Charles River Laboratories
International, Inc.
a
1,686,276
1,063 Chemed Corporation 506,009
62,900 Chugai Pharmaceutical Company,
Ltd. 2,317,899
22,132 Cigna Holding Company 5,079,073
3,063 Cooper Companies, Inc. 1,291,882
4,312 CryoLife, Inc.
a
116,424

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Health Care (12.0%) - continued
40,547 CSL, Ltd. $ 8,632,054
2,193 CVS Group plc
a
73,232
39,426 CVS Health Corporation 3,247,125
1,316 CytomX Therapeutics, Inc.
a
7,120
24,933 Dechra Pharmaceuticals plc 1,722,457
4,891 Dentsply Sirona, Inc. 323,002
738 Dermapharm Holding SE 59,035
5,508 DermTech, Inc.
a
185,399
17,120 Dexcom, Inc.
a
8,825,531
2,311 Editas Medicine, Inc.
a
96,738
40,784 Edwards Lifesciences Corporation
a
4,578,820
4,600 Eisai Company, Ltd. 378,363
11,152 Endo International plc
a
56,429
12,797 Eurofins Scientific SE 1,530,686
94 Fate Therapeutics, Inc.
a
7,783
1,093 Generation Bio Company
a
23,762
2,611 Genmab AS
a
1,180,118
6,737 Genus plc 516,229
1,500 Gerresheimer AG 156,622
57,032 GlaxoSmithKline plc ADR 2,289,264
3,219 Global Blood Therapeutics, Inc.
a
87,975
3,389 GN Store Nord AS 296,989
33,293 GoodRx Holdings, Inc.
a,c
1,067,707
20,278 Guardant Health, Inc.
a
2,226,524
460 Haemonetics Corporation
a
27,963
21,370 HCA Healthcare, Inc. 5,304,034
3,289 HealthEquity, Inc.
a
243,320
9,370 Hill-Rom Holdings, Inc. 1,297,370
2,610 Humana, Inc. 1,111,495
1,175 ICU Medical, Inc.
a
238,866
22,407 Immunocore Holdings plc ADR
a
733,157
3,972 ImmunoGen, Inc.
a
22,283
7,911 Inspire Medical Systems, Inc.
a
1,448,979
6,852 Insulet Corporation
a
1,916,436
1,876 Integra LifeSciences Holdings
Corporation
a
135,804
8,260 Intuitive Surgical, Inc.
a
8,189,460
8,842 Ionis Pharmaceuticals, Inc.
a
328,392
53,353 Johnson & Johnson 9,187,387
1,688 Laboratory Corporation of America
Holdings
a
499,901
21,698 LHC Group, Inc.
a
4,668,976
2,940 Lineage Cell Therapeutics, Inc.
a
7,732
2,514 LNA Sante 158,357
3,862 Lonza Group AG 3,007,054
1,853 Masimo Corporation
a
504,739
63,072 Medtronic plc 8,281,984
100,815 Merck & Company, Inc. 7,749,649
13,343 Merck KGaA 2,731,376
2,504 Meridian Bioscience, Inc.
a
51,332
4,910 Molina Healthcare, Inc.
a
1,340,479
12,938 Natera, Inc.
a
1,481,660
6,094 National Healthcare Corporation 473,199
1,125 Nektar Therapeutics
a
17,764
3,790 Neogen Corporation
a
165,092
17,895 Nevro Corporation
a
2,773,725
150,019 Novartis AG 13,873,520
126,034 Novo Nordisk AS 11,667,138
46,596 Novo Nordisk AS ADR
c
4,314,790
5,026 NuVasive, Inc.
a
321,413
1,058 Omnicell, Inc.
a
154,997
4,836 Orion Oyj 205,847
869 Orthofix Medical, Inc.
a
34,534
17,922 Phreesia, Inc.
a
1,224,969
11,020 Premier, Inc. 392,753
Shares Common Stock (86.6%) Value
Health Care (12.0%) - continued
15,997 Progyny, Inc.
a
$ 890,873
20,196 Pulmonx Corporation
a,c
800,973
7,155 Qiagen NV
a
383,460
2,694 Reata Pharmaceuticals, Inc.
a
337,585
79,281 Recordati SPA 4,903,678
6,015 Repligen Corporation
a
1,477,885
3,301 Roche Holding AG 1,275,217
2,819 Rubius Therapeutics, Inc.
a
60,580
7,034 Sarepta Therapeutics, Inc.
a
476,765
1,774 Sartorius Aktiengesellschaft 1,073,119
1,228 Sartorius Stedim Biotech 700,999
8,000 Sawai Group Holdings Company,
Ltd. 342,649
11,200 Shionogi & Company, Ltd. 589,845
221 Siegfried Holding AG 223,626
25,614 Silk Road Medical, Inc.
a
1,285,311
7,275 Sonic Healthcare, Ltd. 214,950
14,416 Sonova Holding AG 5,660,226
16,201 Stryker Corporation 4,389,499
98 Surmodics, Inc.
a
5,401
17,937 Tactile Systems Technology, Inc.
a
878,554
52,200 Takeda Pharmaceutical Company,
Ltd. 1,737,557
7,611 Tecan Group AG 4,389,029
23,608 Teladoc Health, Inc.
a
3,504,608
5,808 Teleflex, Inc. 2,308,273
2,761 Tenet Healthcare Corporation
a
198,350
11,500 Terumo Corporation 446,324
12,609 Thermo Fisher Scientific, Inc. 6,808,986
1,106 U.S. Physical Therapy, Inc. 130,685
20,434 Veeva Systems, Inc.
a
6,798,596
2,215 Viatris, Inc. 31,165
16,959 Vor BioPharma, Inc.
a
212,327
4,976 VYNE Therapeutics, Inc.
a
13,435
710 Waters Corporation
a
276,765
22,432 Zimmer Biomet Holdings, Inc. 3,665,837
41,217 Zoetis, Inc. 8,354,686
23,666 Zymeworks, Inc.
a
759,442
Total 260,095,583
Industrials (12.2%)
485 A.P. Moller - Maersk AS, Class B 1,345,983
42,118 Aalberts NV 2,567,654
4,073 Addtech AB 84,749
8,058 AECOM
a
507,332
934 Akzo Nobel NV 115,375
30,898 Alfa Laval AB 1,290,329
901 Allegion plc 123,077
26,148 Altra Industrial Motion Corporation 1,638,957
25,200 Amada Holdings Company, Ltd. 259,009
1,798 AMETEK, Inc. 250,012
1,868 Armstrong World Industries, Inc. 202,080
25,429 ASGN, Inc.
a
2,571,635
96,734 Assa Abloy AB 3,102,868
111,066 Atlas Copco AB, Class A 7,521,950
35,533 Atlas Copco AB, Class B 2,020,348
13,599 AZZ, Inc. 720,611
2,206 Babcock & Wilcox Enterprises,
Inc.
a
15,795
10,589 Bloom Energy Corporation
a,c
230,840
6,373 Boeing Company
a
1,443,357
455 Bucher Industries AG 253,216
58,244 Canadian National Railway
Company 6,328,596
73,003 Canadian Pacific Railway, Ltd. 5,420,806

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Industrials (12.2%) - continued
29,844 Carlisle Companies, Inc. $ 6,035,651
21,163 CBIZ, Inc.
a
684,411
19,383 Chart Industries, Inc.
a
3,013,087
16,905 CIA De Distribucion Integral 364,405
1,064 CRA International, Inc. 91,217
14,928 Crane Company 1,451,449
6,490 Credit Corporation Group, Ltd. 133,601
9,903 CSW Industrials, Inc. 1,171,426
93,417 CSX Corporation 3,019,237
13,093 Curtiss-Wright Corporation 1,548,902
30,700 Dai Nippon Printing Company, Ltd. 723,456
7,200 Daikin Industries, Ltd. 1,503,596
116,184 Delta Air Lines, Inc.
a
4,635,742
6,022 Desktop Metal, Inc.
a,c
54,198
1,803 Douglas Dynamics, Inc. 71,940
4,847 Dover Corporation 810,031
22,676 DSV AS 5,527,614
939 Dycom Industries, Inc.
a
65,167
8,836 EMCOR Group, Inc. 1,076,313
2,061 Expeditors International of
Washington, Inc. 264,323
24,709 Experian plc 1,087,841
1,989 Exponent, Inc. 213,002
18,685 Fastenal Company 1,023,377
5,291 Ferguson plc 741,745
54,032 First Advantage Corporation
a
1,059,568
13,161 Forrester Research, Inc.
a
616,593
9,624 Forward Air Corporation 851,147
3,313 GATX Corporation 305,624
2,170 Geberit AG 1,781,740
5,919 Generac Holdings, Inc.
a
2,482,192
24,004 General Dynamics Corporation 4,705,504
5,377 Gorman-Rupp Company 191,905
35,662 GrafTech International, Ltd. 405,477
2,545 Greenbrier Companies, Inc. 108,926
272,974 GWA Group, Ltd. 563,837
9,500 Hanwa Company, Ltd. 281,105
34,428 Hays plc
a
70,826
21,494 Honeywell International, Inc. 5,025,082
63,200 Howmet Aerospace, Inc.
a
2,074,224
10,055 Hubbell, Inc. 2,015,625
1,350 ICF International, Inc. 123,619
8,291 IDEX Corporation 1,879,487
47,300 Inaba Denki Sangyo Company,
Ltd. 1,154,280
18,783 Indutrade AB 612,671
3,371 Interpump Group SPA 210,720
2,225 ITT Corporation 217,850
8,900 Jardine Matheson Holdings, Ltd. 529,016
369 JB Hunt Transport Services, Inc. 62,158
1,220 JetBlue Airways Corporation
a
18,044
506 John Bean Technologies
Corporation 74,169
101,036 Johnson Controls International plc 7,215,991
52,900 Kamigumi Company, Ltd. 1,116,336
8,503 Kansas City Southern 2,277,103
58,100 Kinden Corporation 942,165
2,600 Komatsu, Ltd. 65,154
13,050 KONE Oyj 1,080,891
1,761 Kuehne & Nagel International AG 594,044
24,774 L3Harris Technologies, Inc. 5,617,257
9,644 Landstar System, Inc. 1,514,108
83,165 Legrand SA 9,364,313
1,463 Lennox International, Inc. 481,956
23,539 Lincoln Electric Holdings, Inc. 3,282,043
Shares Common Stock (86.6%) Value
Industrials (12.2%) - continued
13,623 Lockheed Martin Corporation $ 5,063,260
5,255 Manpower, Inc. 623,138
188,100 Marubeni Corporation 1,600,997
1,243 Masonite International
Corporation
a
140,658
26,389 Mercury Systems, Inc.
a
1,741,674
54,538 Meritor, Inc.
a
1,326,910
1,186 Mesa Air Group, Inc.
a
10,579
20,188 Middleby Corporation
a
3,865,800
125,100 Mitsubishi Corporation 3,508,903
155,300 Mitsubishi Electric Corporation 2,106,994
20,900 Mitsuboshi Belting, Ltd. 348,993
172,500 Mitsui & Company, Ltd. 3,959,290
8,537 MSC Industrial Direct Company,
Inc. 761,244
28,800 Nidec Corporation 3,232,613
7,577 Nikola Corporation
a
89,939
25,700 Nitto Kogyo Corporation 424,103
41,378 Nobina AB
b
381,539
899 Nordson Corporation 203,291
25,423 Norfolk Southern Corporation 6,554,812
8,469 nVent Electric plc 267,705
81,800 Obayashi Corporation 668,899
3,310 Old Dominion Freight Line, Inc. 890,887
23,440 Otis Worldwide Corporation 2,099,052
128,517 PageGroup plc
a
1,098,634
15,832 Parker-Hannifin Corporation 4,940,059
33,561 Pitney Bowes, Inc. 268,488
2,452 Primoris Services Corporation 73,315
4,634 Quad/Graphics, Inc.
a
16,219
53,473 Ranpak Holdings Corporation
a
1,369,978
43,369 Raytheon Technologies
Corporation 3,770,935
5,139 RBC Bearings, Inc.
a
1,207,665
16,100 Recruit Holdings Company, Ltd. 834,473
38,823 Redde Northgate plc 228,239
27,159 Reece, Ltd. 471,146
38,329 Regal-Beloit Corporation 5,643,179
182,529 RELX plc 5,365,342
655 Reply SPA 117,091
978 RHI Magnesita NV 51,441
3,507 Robert Half International, Inc. 344,422
28,101 Rush Enterprises, Inc. 1,320,466
3,016 Ryder System, Inc. 229,668
4,411 Saia, Inc.
a
996,886
2,700 Sankyu, Inc. 121,358
64,509 Schneider Electric SE 10,804,550
19,100 Secom Company, Ltd. 1,445,691
122,171 SEEK, Ltd. 2,642,788
51,000 SembCorp Industries, Ltd. 78,670
5,200 SHO-BOND Holdings Company,
Ltd. 219,656
3,991 Siemens AG 622,730
14,635 Signify NV
b
819,838
8,685 Simpson Manufacturing Company,
Inc. 976,889
151 Sixt SE
a
21,008
15,992 Skanska AB 451,449
6,610 SkyWest, Inc.
a
267,639
1,795 Snap-On, Inc. 391,274
239,100 Sojitz Corporation 731,476
11,359 Spirax-Sarco Engineering plc 2,366,646
16,743 Standex International Corporation 1,540,356
150,000 Sumitomo Corporation 2,038,488
7,500 Sumitomo Heavy Industries, Ltd. 207,733

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Industrials (12.2%) - continued
54,779 Summit Materials, Inc.
a
$ 1,840,574
35,429 Sun Country Airlines Holdings,
Inc.
a
1,151,088
3,900 Taikisha, Ltd. 123,185
19,100 Taisei Corporation 643,696
3,417 Technip Energies NV ADR
a
46,300
1,282 Teledyne Technologies, Inc.
a
580,451
1,708 Tetra Tech, Inc. 228,052
1,796 Thermon Group Holdings, Inc.
a
29,921
4,909 Timken Company 390,266
21,500 Toppan Forms Company, Ltd. 207,095
2,714 Toro Company 308,690
3,951 Trane Technologies plc 804,463
23,022 TransUnion 2,764,021
24,735 Trelleborg AB 611,440
10,982 Trex Company, Inc.
a
1,066,352
16,219 TriMas Corporation
a
530,686
22,400 Tsubakimoto Chain Company 682,153
12,404 Tutor Perini Corporation
a
174,524
150,671 Uber Technologies, Inc.
a
6,548,162
1,389 UniFirst Corporation 302,483
30,510 United Parcel Service, Inc. 5,838,394
18,555 United Rentals, Inc.
a
6,114,800
5,621 Valmont Industries, Inc. 1,331,896
11,644 Vicor Corporation
a
1,346,163
2,898 Waste Connections, Inc. 367,148
3,696 Watsco, Inc. 1,043,898
492 Watts Water Technologies, Inc. 74,174
6,186 Werner Enterprises, Inc. 282,762
14,873 Willdan Group, Inc.
a
613,511
2,625 Woodward, Inc. 319,095
440 XPO Logistics, Inc.
a
61,024
2,893 Xylem, Inc. 364,084
11,600 Yuasa Trading Company, Ltd. 331,500
Total 265,388,276
Information Technology (17.5%)
24,350 Adobe, Inc.
a
15,136,690
26,100 Advantest Corporation 2,304,134
1,014 Alliance Data Systems Corporation 94,555
1,670 Ambarella, Inc.
a
164,478
25,474 Amphenol Corporation 1,846,610
55,123 Anaplan, Inc.
a
3,153,036
231,219 Apple, Inc. 33,725,603
20,460 ASML Holding NV 15,639,360
2,638 Aspen Technology, Inc.
a
385,834
11,566 Avalara, Inc.
a
1,933,488
935 Axcelis Technologies, Inc.
a
36,044
25,808 Bandwidth, Inc.
a
3,346,265
1,500 BayCurrent Consulting, Inc. 597,346
175 Bechtle AG 36,135
4,671 Belden, Inc. 228,879
6,191 Benchmark Electronics, Inc. 163,442
16,229 BigCommerce Holdings, Inc.
a
1,050,990
11,176 Bill.com Holdings, Inc.
a
2,311,420
168 BKW FMB Energie 18,507
2,244 Blackline, Inc.
a
256,691
23,873 Calix, Inc.
a
1,116,779
5,872 CDK Global, Inc. 281,797
3,737 CDW Corporation 685,179
92,524 CGI, Inc.
a
8,416,599
204,372 Cisco Systems, Inc. 11,316,078
9,604 Cognex Corporation 868,298
2,233 CompuGroup Medical SE and
Company KGaA 179,198
Shares Common Stock (86.6%) Value
Information Technology (17.5%) - continued
144,555 Computershare, Ltd. $ 1,662,044
556 Concentrix Corporation
a
91,034
5,839 Coupa Software, Inc.
a
1,267,063
2,792 CTS Corporation 97,692
17,897 Dassault Systemes SE 987,242
13,284 Descartes Systems Group, Inc.
a
965,215
5,855 Diebold Nixdorf, Inc.
a
60,951
5,660 Digital Turbine, Inc.
a
356,297
2,634 Diploma plc 108,204
5,000 DISCO Corporation 1,427,784
7,698 DocuSign, Inc.
a
2,294,312
25,075 Dolby Laboratories, Inc. 2,434,782
189 DSP Group, Inc.
a
3,033
13,856 Elastic NV
a
2,051,519
8,311 Endava plc ADR
a
1,068,961
2,895 EPAM Systems, Inc.
a
1,620,621
4,481 ePlus, Inc.
a
414,313
1,399 ExlService Holdings, Inc.
a
158,395
5,598 eXp World Holdings, Inc.
a
201,080
3,642 F5 Networks, Inc.
a
752,109
1,007 Fair Isaac Corporation
a
527,577
17,445 Five9, Inc.
a
3,511,504
2,356 FleetCor Technologies, Inc.
a
608,366
1,430 Fortnox AB 76,713
24,300 Fuji Soft, Inc. 1,227,836
225,025 Halma plc 9,032,778
45,000 Hewlett Packard Enterprise
Company 652,500
11,300 Hoya Corporation 1,595,217
11,582 HP, Inc. 334,372
2,687 HubSpot, Inc.
a
1,601,506
7,620 IRESS, Ltd. 79,081
21,700 ITOCHU Techno-Solutions
Corporation 665,661
11,054 Jack Henry & Associates, Inc. 1,924,391
11,700 Keyence Corporation 6,516,935
858 Kinaxis, Inc.
a
111,314
1,529 Lam Research Corporation 974,600
7,600 Lasertec Corporation 1,426,761
21,039 Lattice Semiconductor
Corporation
a
1,193,963
21,885 LivePerson, Inc.
a
1,393,856
21,548 LiveRamp Holding, Inc.
a
862,135
2,371 Manhattan Associates, Inc.
a
378,483
41,114 Mastercard, Inc. 15,867,537
2,442 MAXIMUS, Inc. 217,338
534 MaxLinear, Inc.
a
25,755
94,090 Medallia, Inc.
a
3,186,828
170,242 Microsoft Corporation 48,503,648
17,880 MKS Instruments, Inc. 2,797,147
12,067 Monolithic Power Systems, Inc. 5,421,220
1,765 Motorola Solutions, Inc. 395,219
5,600 Murata Manufacturing Company,
Ltd. 464,720
56,000 NEC Networks & System
Integration Corporation 993,080
8,994 NetApp, Inc. 715,832
254 Netcompany Group AS
b
31,379
5,488 Nova Measuring Instruments, Ltd.
a
536,726
77,089 NVIDIA Corporation 15,031,584
7,350 Okta, Inc.
a
1,821,257
2,925 Open Text Corporation 151,924
20,000 Oracle Corporation Japan 1,494,001
4,700 OUTSOURCING, Inc. 89,962
4,101 Palo Alto Networks, Inc.
a
1,636,504

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Information Technology (17.5%) - continued
5,317 Paychex, Inc. $ 605,181
4,459 Paycom Software, Inc.
a
1,783,600
1,306 Paylocity Holding Corporation
a
270,943
74,968 PayPal Holdings, Inc.
a
20,655,933
3,117 Photronics, Inc.
a
41,674
2,966 Progress Software Corporation 135,220
9,840 Q2 Holdings, Inc.
a
1,016,570
4,800 Qorvo, Inc.
a
910,032
90,550 QUALCOMM, Inc. 13,564,390
3,668 Radware, Inc.
a
118,220
118,800 Renesas Electronics Corporation
a
1,289,412
5,016 Rogers Corporation
a
956,050
12,400 Ryoyo Electro Corporation 273,226
8,584 Sabre Corporation
a
101,205
6,381 SailPoint Technologies Holdings,
Inc.
a
318,986
42,729 Salesforce.com, Inc.
a
10,337,427
3,800 Samsung Electronics Company,
Ltd. GDR 6,512,018
5,562 SAP SE 798,213
4,651 ScanSource, Inc.
a
128,321
8,513 Semtech Corporation
a
527,040
15,546 ServiceNow, Inc.
a
9,139,338
1,900 Shinko Electric Industries
Company, Ltd. 64,583
5,201 Shopify, Inc.
a
7,801,136
45,099 Sierra Wireless, Inc.
a,c
872,215
2,238 Silicon Laboratories, Inc.
a
333,440
5,126 SiTime Corporation
a
695,291
770 Solaredge Technology, Ltd.
a
199,800
4,325 Sonos, Inc.
a
144,369
4,517 Spectris plc 224,209
25,849 Sprout Social, Inc.
a
2,296,425
52,438 Square, Inc.
a
12,965,820
32,617 STMicroelectronics NV ADR
c
1,346,104
3,700 Sumco Corporation 85,575
1,245 SunPower Corporation
a,c
30,839
8,060 SYNNEX Corporation 963,492
9,954 Technology One, Ltd. 69,187
184,245 Telefonaktiebolaget LM Ericsson
ADR 2,124,345
26,175 Texas Instruments, Inc. 4,989,479
42,686 Thomson Reuters Corporation 4,523,156
4,000 TIS, Inc. 103,745
10,200 Tokyo Electron, Ltd. 4,206,740
2,500 Tokyo Seimitsu Company, Ltd. 107,035
20,380 Trade Desk, Inc.
a
1,669,326
1,600 Trend Micro, Inc. 83,301
344 Tyler Technologies, Inc.
a
169,468
2,607 Unisys Corporation
a
58,266
832 Vertex, Inc.
a
15,725
1,591 ViaSat, Inc.
a,c
78,977
9,645 VMware, Inc.
a,c
1,482,822
7,235 Western Digital Corporation
a
469,769
14,583 Workiva, Inc.
a
1,892,436
13,786 Xero, Ltd.
a
1,430,326
18,139 Xerox Holdings Corporation 437,694
3,948 Zscaler, Inc.
a
931,373
Total 379,742,763
Materials (3.9%)
30,148 Air Liquide SA 5,243,012
46,000 Air Water, Inc. 687,664
8,621 Allegheny Technologies, Inc.
a
176,989
15,729 AptarGroup, Inc. 2,027,783
Shares Common Stock (86.6%) Value
Materials (3.9%) - continued
2,351 Avery Dennison Corporation $ 495,309
111,164 Axalta Coating Systems, Ltd.
a
3,346,036
266 Balchem Corporation 35,881
52,844 BHP Group, Ltd. 2,075,644
8,379 Boliden AB 326,546
783 Cabot Corporation 43,112
2,998 Carpenter Technology Corporation 114,374
2,143 Celanese Corporation 333,815
96,331 CF Industries Holdings, Inc. 4,551,640
13,819 Chemours Company 459,482
11,159 Cleveland-Cliffs, Inc.
a,c
278,975
19,784 Croda International plc 2,315,953
258 DMC Global, Inc.
a
11,293
37,683 Eastman Chemical Company 4,247,628
378 EMS-CHEMIE Holding AG 419,036
6,618 Evonik Industries AG 230,109
4,468 FMC Corporation 477,853
124,678 Granges AB 1,648,199
18,673 Graphic Packaging Holding
Company 357,961
155,436 Hexpol AB 2,116,253
15,612 Holcim, Ltd. 915,194
5,952 Holmen AB 313,326
2,614 IMCD NV 452,909
3,870 Ingevity Corporation
a
328,718
18,015 Innospec, Inc. 1,593,427
11,600 Kaiser Aluminum Corporation 1,411,488
36,789 Koninklijke DSM NV 7,416,008
1,350 Koppers Holdings, Inc.
a
41,459
48,300 Kyoei Steel, Ltd. 625,877
4,300 Lintec Corporation 93,741
22,697 LyondellBasell Industries NV 2,254,493
10,081 Martin Marietta Materials, Inc. 3,662,427
1,984 Materion Corporation 141,578
5,700 Minerals Technologies, Inc. 457,254
14,941 Mondi plc 414,223
12,291 Myers Industries, Inc. 260,323
7,045 Neenah, Inc. 354,152
466 NewMarket Corporation 147,214
12,800 Nissan Chemical Industries, Ltd. 627,375
36,657 Nucor Corporation 3,813,061
12,033 Olin Corporation 565,912
9,550 Quaker Chemical Corporation 2,404,117
373 Reliance Steel & Aluminum
Company 58,617
21,915 Rio Tinto plc 1,861,479
27,794 Rio Tinto, Ltd. 2,724,081
1,658 RPM International, Inc. 143,566
7,354 Ryerson Holding Corporation
a
115,678
159,462 Sandfire Resources, Ltd. 807,121
6,789 Sensient Technologies Corporation 591,865
21,800 Shin-Etsu Chemical Company, Ltd. 3,556,218
17,513 Sika AG 6,169,314
2,321 Sonoco Products Company 148,057
5,811 Steel Dynamics, Inc. 374,519
7,709 SunCoke Energy, Inc. 59,591
32,203 Symrise AG 4,748,315
10,400 Taiyo Holdings Company, Ltd. 480,558
47,900 Toagosei Company, Ltd. 500,377
4,542 United States Steel Corporation 120,272
19,473 UPM-Kymmene Oyj 795,775
4,468 Wacker Chemie AG 657,263
13,165 Yara International ASA 693,882
Total 84,921,371

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Real Estate (3.2%)
26,577 Agree Realty Corporation $ 1,997,262
49,742 Alstria Office REIT AG 1,052,406
50,366 American Campus Communities,
Inc. 2,533,913
1,479 Apartment Income REIT
Corporation 77,855
846 Armada Hoffler Properties, Inc. 10,998
564,988 Ascendas REIT 1,300,175
11,280 AvalonBay Communities, Inc. 2,569,922
469 Bachem Holding AG 310,527
466 Bluegreen Vacations Holding
Corporations
a
8,066
17,234 Camden Property Trust 2,574,587
14,930 Canadian Apartment Properties
REIT 746,141
14,244 CareTrust REIT, Inc. 343,565
33,719 Castellum AB 944,372
43,777 CBRE Group, Inc.
a
4,222,729
4,493 Cedar Realty Trust, Inc. 74,584
1,896 City Office REIT, Inc. 24,401
156,000 CK Hutchison Holdings, Ltd. 1,139,784
1,599 Community Healthcare Trust, Inc. 79,678
2,215 Corepoint Lodging, Inc.
a
29,770
19,710 CoStar Group, Inc.
a
1,751,233
22,469 CubeSmart 1,115,811
40,665 Cushman and Wakefield plc
a
759,216
17 Daiwa Office Investment
Corporation 122,655
183 Daiwa Securities Living Investment
Corporation 200,916
46,672 DEXUS Property Group 352,562
4,852 EastGroup Properties, Inc. 855,019
3,119 Entra ASA
b
76,044
24,409 EPR Properties 1,227,773
36,260 Essential Properties Realty Trust,
Inc. 1,080,548
1,236 Essex Property Trust, Inc. 405,532
5,504 Extra Space Storage, Inc. 958,467
4,680 Farmland Partners, Inc. 58,968
31,492 First Industrial Realty Trust, Inc. 1,725,132
1,093 FirstService Corporation 203,584
5,858 FirstService Corporation 1,089,354
24,689 Four Corners Property Trust, Inc. 708,821
5,512 Getty Realty Corporation 174,124
6,881 Gladstone Commercial
Corporation 159,502
13,222 Gladstone Land Corporation 308,337
18,046 Healthcare Trust of America, Inc. 515,935
6,000 Henderson Land Development
Company, Ltd. 26,807
1,001 Highwoods Properties, Inc. 47,738
29,700 Hongkong Land Holdings, Ltd. 134,748
142,961 Host Hotels & Resorts, Inc.
a
2,277,369
96 Hulic REIT, Inc. 169,849
33,000 Hysan Development Company,
Ltd. 129,942
12,724 Industrial Logistics Properties Trust 344,820
29,535 Ingenia Communities Group 126,066
3,917 Innovative Industrial Properties,
Inc. 842,116
1,457 Iron Mountain, Inc. 63,758
470 Japan Retail Fund Investment
Corporation 492,342
3,951 Jones Lang LaSalle, Inc.
a
879,374
210 Kenedix Retail REIT Corporation 582,857
10,665 Kilroy Realty Corporation 738,765
Shares Common Stock (86.6%) Value
Real Estate (3.2%) - continued
3,965 LEG Immobilien AG $ 626,658
6,769 Life Storage, Inc. 794,410
24,700 Link REIT 236,042
2,338 LondonMetric Property plc 8,077
37,032 Medical Properties Trust, Inc. 778,783
75,174 MGIC Investment Corporation 1,040,408
243 Mori Hills REIT Investment
Corporation 357,415
20,498 National Retail Properties, Inc. 1,001,737
38,958 National Storage Affiliates Trust 2,110,355
2,170 NetSTREIT Corporation 56,311
41,944 New Residential Investment
Corporation 409,373
10,647 NexPoint Residential Trust, Inc. 627,641
60 Nippon Building Fund, Inc. 387,759
9 Nippon REIT Investment
Corporation 37,335
7,225 Omega Healthcare Investors, Inc. 262,123
3,803 One Liberty Properties, Inc. 116,334
9,146 Opendoor Technologies, Inc.
a
135,544
6,111 Preferred Apartment Communities,
Inc. 64,410
33,888 PSP Swiss Property AG 4,585,996
30,161 Quebecor, Inc. 789,079
4,823 Realty Income Corporation 339,009
850 Redfin Corporation
a
49,784
42,472 Rexford Industrial Realty, Inc. 2,612,877
605 RMR Group, Inc. 23,740
138,000 Road King Infrastructure, Ltd. 160,834
14,708 Sabra Health Care REIT, Inc. 273,422
3,982 SBA Communications Corporation 1,357,822
61,774 Service Properties Trust 687,545
10,170 Spirit Realty Capital, Inc. 510,737
13,241 STAG Industrial, Inc. 547,118
11,281 Store Capital Corporation 408,259
23,500 Sun Hung Kai Properties, Ltd. 336,176
23,500 Swire Pacific, Ltd. 145,978
154,275 TAG Immobilien AG 5,116,454
200,396 Tritax Big Box REIT plc 586,273
22,485 UDR, Inc. 1,236,450
2,343 UMH Properties, Inc. 54,545
160 Universal Health Realty Income
Trust 9,560
371 Wihlborgs Fastigheter AB 8,644
59,181 Wing Tai Holdings, Ltd. 79,930
2,788 WP Carey, Inc. 224,964
Total 69,942,730
Utilities (1.1%)
109,192 A2A SPA 231,668
844 Acciona SA 129,397
12,029 AES Corporation 285,087
5,873 American Electric Power
Company, Inc. 517,529
1,360 American States Water Company 120,115
4,575 Artesian Resources Corporation 178,791
3,388 Atmos Energy Corporation 334,023
3,973 Black Hills Corporation 268,773
486 Chesapeake Utilities Corporation 60,551
53,500 CK Infrastructure Holdings, Ltd. 322,973
29,500 CLP Holdings, Ltd. 304,187
4,063 Consolidated Water Company,
Ltd. 51,519
94,657 Contact Energy, Ltd. 538,038
2,381 DTE Energy Company 279,339

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (86.6%) Value
Utilities (1.1%) - continued
41,031 Duke Energy Corporation $ 4,312,768
513,664 Enel SPA 4,733,706
23,902 Entergy Corporation 2,459,994
5,212 Evergy, Inc. 339,927
59,083 Exelon Corporation 2,765,084
18,612 FirstEnergy Corporation 713,212
7,805 Fortum Oyj 215,031
285,000 Hong Kong and China Gas
Company, Ltd. 463,507
32,140 Iberdrola SA 386,809
1,391 IDACORP, Inc. 146,681
20,331 Iren SPA 61,876
13,292 MDU Resources Group, Inc. 421,622
15,422 Meridian Energy, Ltd. 56,073
1,746 National Fuel Gas Company 89,797
339 NiSource, Inc. 8,397
314 Northwest Natural Holding
Company 16,419
23,928 OGE Energy Corporation 807,570
2,328 Otter Tail Corporation 118,239
725 Pinnacle West Capital Corporation 60,574
976 Portland General Electric
Company 47,726
71,000 Power Assets Holdings, Ltd. 459,029
960 PPL Corporation 27,235
327 Southwest Gas Holdings, Inc. 22,867
2,823 Spire, Inc. 200,292
16,252 UGI Corporation 747,430
62 Unitil Corporation 3,281
467 Vistra Energy Corporation 8,943
Total 23,316,079
Total Common Stock
(cost $1,291,222,944) 1,882,986,659
Shares
Registered Investment
Companies ( 4 .0% ) Value
Unaffiliated  (0.8%)
2,411 Invesco QQQ Trust Series 1 878,978
3,951 iShares Russell 2000 Index Fund 873,369
32,143 SPDR S&P 500 ETF Trust 14,095,027
10,539 SPDR S&P Biotech ETF
c
1,300,618
10,528 SPDR S&P Oil & Gas Exploration
ETF
c
871,718
Total 18,019,710
Affiliated  (3.2%)
5,851,541 Thrivent Core Emerging Markets
Equity Fund 70,101,466
Total 70,101,466
Total Registered Investment
Companies (cost $73,083,834) 88,121,176
Shares
Collateral Held for Securities
Loaned ( 0 .8% ) Value
17,015,892 Thrivent Cash Management Trust 17,015,892
Total Collateral Held for
Securities Loaned
(cost $17,015,892) 17,015,892
Shares Preferred Stock ( 0 .1% ) Value
Consumer Discretionary (0.1%)
7,983 Volkswagen AG $ 1,944,430
Total 1,944,430
Total Preferred Stock
(cost $2,059,865) 1,944,430
Shares or
Principal
Amount Short-Term Investments ( 9 .4% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.022%, 8/4/2021
d,e
200,000
200,000 0.003%, 8/6/2021
d,e
199,999
10,800,000 0.017%, 8/11/2021
d,e
10,799,919
300,000 0.012%, 8/25/2021
d,e
299,994
2,600,000 0.041%, 9/8/2021
d,e
2,599,893
4,300,000 0.040%, 9/15/2021
d,e
4,299,790
13,100,000 0.040%, 9/20/2021
d,e
13,099,287
2,300,000 0.040%, 9/22/2021
d,e
2,299,870
400,000 0.040%, 9/23/2021
d,e
399,977
3,700,000 0.039%, 9/24/2021
d,e
3,699,782
Thrivent Core Short-Term Reserve
Fund
16,596,643 0.130% 165,966,430
Total Short-Term Investments
(cost $203,770,448) 203,864,941
Total Investments (cost
$1,587,152,983) 100.9% $ 2,193,933,098
Other Assets and Liabilities, Net
(0.9%) (18,720,317)
Total Net Assets 100.0% $ 2,175,212,781
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $19,109,596 or 0.9% of
total net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
July 30, 2021:
Securities Lending Transactions
Common Stock $ 16,457,393
Total lending $16,457,393
Gross amount payable upon return of
collateral for securities loaned $17,015,892
Net amounts due to counterparty $558,499

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 146,565,734 107,250,597 39,315,137 –
Consumer Discretionary 215,224,367 160,080,938 55,143,429 –
Consumer Staples 81,227,376 33,324,563 47,902,813 –
Energy 63,844,387 33,166,115 30,678,272 –
Financials 292,717,993 171,359,828 121,358,165 –
Health Care 260,095,583 183,369,485 76,726,098 –
Industrials 265,388,276 157,058,190 108,330,086 –
Information Technology 379,742,763 304,638,122 75,104,641 –
Materials 84,921,371 36,005,919 48,915,452 –
Real Estate 69,942,730 48,368,303 21,574,427 –
Utilities 23,316,079 15,413,785 7,902,294 –
Registered Investment Companies
Unaffiliated 18,019,710 18,019,710 – –
Preferred Stock
Consumer Discretionary 1,944,430 – 1,944,430 –
Short-Term Investments 37,898,511 – 37,898,511 –
Subtotal Investments in Securities $ 1,940,849,310 $ 1,268,055,555 $ 672,793,755 $ –
Other Investments  * Total
Affiliated Short-Term Investments 165,966,430
Affiliated Registered Investment Companies 70,101,466
Collateral Held for Securities Loaned 17,015,892
Subtotal Other Investments $ 253,083,788
Total Investments at Value $ 2,193,933,098
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 17,276,930 17,276,930 – –
Total Asset Derivatives $ 17,276,930 $ 17,276,930 $ – $ –
Liability Derivatives
Futures Contracts 13,410,103 13,410,103 – –
Total Liability Derivatives $ 13,410,103 $ 13,410,103 $ – $ –

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $38,038,011 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 8 September 2021 $ 913,440 ( $ 24,800 )
CME E-mini S&P 500 Index 1,272 September 2021 268,963,327 10,208,873
CME E-mini S&P Mid-Cap 400 Index 6 September 2021 1,618,202 1,018
CME Euro Foreign Exchange Currency 895 September 2021 136,777,067 (4,026,192)
Eurex Euro STOXX 50 Index 2,830 September 2021 138,185,635 (997,827)
ICE mini MSCI EAFE Index 104 September 2021 12,185,149 (124,269)
ICE US mini MSCI Emerging Markets Index 788 September 2021 53,938,647 (3,597,267)
Total Futures Long Contracts $ 612,581,467 $ 1,439,536
CME E-mini NASDAQ 100 Index (231) September 2021 ( $ 64,455,817 ) ( $ 4,639,748 )
CME E-mini Russell 2000 Index (1,303) September 2021 (150,804,491) 6,067,251
ICE mini MSCI EAFE Index (519) September 2021 (61,188,218) 999,788
Total Futures Short Contracts ( $ 276,448,526 ) $ 2,427,291
Total Futures Contracts $ 336,132,941 $ 3,866,827
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $ 54,447 $ 6,513 $ – $ 70,101 5,852 3.2%
Total Affiliated Registered Investment
Companies 54,447 70,101 3.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 194,477 413,409 441,920 165,966 16,597 7.6
Total Affiliated Short-Term Investments 194,477 165,966 7.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,848 231,294 227,126 17,016 17,016 0.8
Total Collateral Held for Securities Loaned 12,848 17,016 0.8
Total Value $ 261,772 $ 253,083

Global Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $9,141 – $ 514
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (34) 34 – 267
Total Income/Non Income Cash from Affiliated
Investments $ 781
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 127
Total Affiliated Income from Securities Loaned, Net $ 127
Total Value $(34) $9,175 $ 1

Government Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Asset-Backed Securities (7.5%)
Arkansas Student Loan Authority
$ 441,802
1.047%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 443,450
ECMC Group Student Loan Trust
383,284
1.239%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
387,053
281,159
1.089%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
285,026
Goodgreen
342,190
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
364,892
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
737,538
1.650%,  3/25/2051, Ser.
2021-1 741,343
Missouri Higher Education Loan
Auth.
768,172
1.530%,  1/25/2061, Ser.
2021-1 773,005
986,341
0.789%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
988,788
Nationstar HECM Loan Trust
321,480
1.269%,  9/25/2030, Ser.
2020-1A, Class A1
a,b
322,330
Navient Student Loan Trust
768,246
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
763,815
273,261
0.689%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
273,981
40,714
0.839%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
40,737
344,760
1.139%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
353,860
465,284
0.989%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
473,773
New Hampshire Higher Education
Loan Corporation
403,471
1.289%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
416,592
Northstar Education Finance, Inc.
119,460
0.789%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
119,995
Seasoned Loans Structured
Transaction Trust
645,833
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
666,959
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
734,541
Principal
Amount Long-Term Fixed Income (98.5%) Value
Asset-Backed Securities (7.5%) - continued
SLM Student Loan Trust
$ 147,297
0.489%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
$ 144,880
Total 8,295,020
Collateralized Mortgage Obligations (9.4%)
Cascade Funding Mortgage Trust
285,806
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
286,284
651,586
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
651,596
Federal Home Loan Mortgage
Corporation - REMIC
500,000
3.000%,  10/15/2034, Ser.
4369, Class GV 507,980
103,200
2.000%,  1/15/2041, Ser.
4074, Class JA 105,536
349,904
1.750%,  6/15/2042, Ser.
4097, Class QN 357,981
228,303
1.750%,  12/15/2042, Ser.
4141, Class KM 232,707
277,196
3.000%,  5/15/2045, Ser.
4631, Class PA 291,867
239,290
3.000%,  3/15/2047, Ser.
4734, Class JA 251,229
348,656
3.500%,  8/15/2047, Ser.
4860, Class CA 367,569
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 842,936
353,960
2.000%,  9/25/2049, Ser.
4906, Class KE 363,402
Federal National Mortgage
Association - REMIC
181,505
2.000%,  11/25/2032, Ser.
2012-123, Class BA 190,013
254,361
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 261,167
262,219
3.250%,  6/25/2043, Ser.
2013-60, Class PT 283,042
172,902
3.000%,  3/25/2046, Ser.
2016-66, Class PA 179,151
79,767
3.500%,  12/25/2047, Ser.
2018-41, Class PB 83,371
Finance of America HECM Buyout
2021-HB1
717,733
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,b
718,232
Mello Warehouse Securitization
Trust
800,000
0.839%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b
798,496
NewRez Warehouse Securitization
Trust
750,000
0.839%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
749,465
Seasoned Credit Risk Transfer
Trust
526,585
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
553,038
495,918
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
524,210

Government Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
$ 705,071
2.500%,  9/25/2060, Ser.
2021-1, Class MTU $ 745,078
417,641
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
429,438
582,581
2.500%,  11/25/2060, Ser.
2021-2, Class MTU 614,006
Total 10,387,794
Commercial Mortgage-Backed Securities (0.4%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
207,773
3.000%,  3/15/2045, Ser.
4741, Class GA 213,807
Federal National Mortgage
Association - ACES
4,100
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
4,103
160,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
174,607
Total 392,517
Energy (0.2%)
Petroleos Mexicanos
200,000 2.378%,  4/15/2025 207,469
Total 207,469
Financials (2.4%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
252,721
Korea Development Bank
500,000
0.844%,  (LIBOR 3M +
0.705%), 2/27/2022
a
501,477
Nationwide Building Society
250,000 1.700%,  2/13/2023
b
255,495
Private Export Funding
Corporation
1,000,000 2.050%,  11/15/2022 1,021,951
Santander UK plc
300,000 1.625%,  2/12/2023
b
306,096
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
261,091
Total 2,598,831
Foreign Government (1.9%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
b
254,347
Export Development Canada
500,000 2.500%,  1/24/2023 517,117
Province of British Columbia
Canada
450,000 1.750%,  9/27/2024 467,869
Province of Ontario Canada
250,000 3.400%,  10/17/2023 266,760
Province of Quebec Canada
500,000 2.750%,  4/12/2027 549,405
Total 2,055,498
Principal
Amount Long-Term Fixed Income (98.5%) Value
Mortgage-Backed Securities (32.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 657,858 3.000%,  2/1/2050 $ 703,237
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
450,000 2.000%,  9/1/2035
d
466,288
2,375,000 1.500%,  8/1/2036
d
2,420,366
8,050,000 2.000%,  8/1/2036
d
8,354,076
3,400,000 2.500%,  8/1/2036
d
3,562,164
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,850,000 2.000%,  8/1/2051
d,e
1,886,928
1,950,000 2.000%,  9/1/2051
d,e
1,984,658
12,200,000 2.500%,  9/1/2051
d
12,681,805
191,762 4.000%,  7/1/2048 205,008
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
1,900,000 2.500%,  8/1/2051
d
1,975,332
1,400,000 2.500%,  9/1/2051
d
1,452,664
Total 35,692,526
U.S. Government & Agencies (44.2%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 527,310
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 575,537
Federal Home Loan Mortgage
Corporation
500,000 0.250%,  8/24/2023 500,444
Federal National Mortgage
Association
500,000 0.750%,  10/8/2027 494,571
375,000 0.875%,  8/5/2030 361,506
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 564,458
U.S. Treasury Bonds
1,010,000 1.375%,  8/15/2050 887,103
325,000 2.250%,  11/15/2027 351,952
3,160,000 2.625%,  2/15/2029 3,519,080
4,670,000 1.500%,  2/15/2030 4,804,445
1,225,000 1.125%,  2/15/2031 1,214,281
500,000 4.750%,  2/15/2037 726,484
120,000 1.125%,  5/15/2040 107,217
625,000 3.000%,  5/15/2042 754,028
2,205,000 2.500%,  5/15/2046 2,473,907
2,410,000 2.875%,  5/15/2049 2,923,725
U.S. Treasury Bonds, TIPS
378,964 0.875%,  2/15/2047 505,478
U.S. Treasury Notes
1,550,000 0.125%,  4/30/2023 1,549,031
250,000 2.125%,  11/30/2024 264,102
3,000,000 2.875%,  7/31/2025 3,276,445
1,950,000 0.250%,  8/31/2025 1,925,016
375,000 2.625%,  1/31/2026 408,208
7,000,000 0.500%,  2/28/2026 6,955,156
250,000 1.750%,  12/31/2026 263,145
5,000,000 0.625%,  11/30/2027 4,910,742
4,250,000 1.250%,  5/31/2028 4,325,703
U.S. Treasury Notes, TIPS
561,049 0.125%,  10/15/2024 608,658

Government Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
U.S. Government & Agencies (44.2%) -
continued
$ 2,550,897 0.125%,  10/15/2025 $ 2,811,600
Total 48,589,332
Total Long-Term Fixed Income
(cost $105,911,970) 108,218,987
Shares or
Principal
Amount Short-Term Investments ( 31.7% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.011%, 8/11/2021
f,g
199,999
Thrivent Core Short-Term Reserve
Fund
3,468,733 0.130% 34,687,334
Total Short-Term Investments
(cost $34,880,759) 34,887,333
Contracts Options Purchased ( <0.1% ) Value
Put on 30-Yr. U.S. Treasury Bond
Futures
5 $149.00, expires 8/27/2021 78
Total Options Purchased
(cost $5,488) 78
Total Investments (cost
$140,798,217) 130.2% $143,106,398
Other Assets and Liabilities, Net
(30.2%) (33,216,058)
Total Net Assets 100.0% $109,890,340
a Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $8,653,826 or 7.9% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security was earmarked to cover
written options.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ACES - Alternative Credit Enhancement Securities
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,295,020 – 8,295,020 –
Collateralized Mortgage Obligations 10,387,794 – 10,387,794 –
Commercial Mortgage-Backed Securities 392,517 – 392,517 –
Energy 207,469 – 207,469 –
Financials 2,598,831 – 2,598,831 –
Foreign Government 2,055,498 – 2,055,498 –
Mortgage-Backed Securities 35,692,526 – 35,692,526 –
U.S. Government & Agencies 48,589,332 – 48,589,332 –
Short-Term Investments 199,999 – 199,999 –
Options Purchased 78 78 – –
Subtotal Investments in Securities $108,419,064 $78 $108,418,986 $–
Other Investments  * Total
Affiliated Short-Term Investments 34,687,334
Subtotal Other Investments $34,687,334
Total Investments at Value $143,106,398

Government Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 294,601 294,601 – –
Total Asset Derivatives $294,601 $294,601 $– $–
Liability Derivatives
Futures Contracts 390,990 390,990 – –
Call Options Written 32,645 – – 32,645
Total Liability Derivatives $423,635 $390,990 $– $32,645
The following table presents Government Bond Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $199,999 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 25 September 2021 $ 5,515,897 $ 509
CBOT U.S. Long Bond 13 September 2021 2,029,566 111,778
CME Ultra Long Term U.S. Treasury Bond 19 September 2021 3,608,779 182,314
Total Futures Long Contracts $ 11,154,242 $ 294,601
CBOT 10-Yr. U.S. Treasury Note (82) September 2021 ( $ 10,801,314) ( $ 223,843)
CBOT 5-Yr. U.S. Treasury Note (46) September 2021 (5,686,966) (37,518)
Ultra 10-Yr. U.S. Treasury Note (23) September 2021 (3,326,121) (129,629)
Total Futures Short Contracts ( $ 19,814,401) ($390,990)
Total Futures Contracts ( $ 8,660,159) ($96,389)
The following table presents Government Bond Fund's options contracts held as of July 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 5.00 $ 149.00 August 2021 823,594 $ 78 ( $ 5,411)
Total Options Purchased Contracts $78 ($5,411)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.50) $ 100.60 August 2021 (1,529,942) ( $ 20,106) ( $ 10,379)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.50) 101.19
September
2021 (1,526,660) (12,539) (2,168)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($32,645) ($12,547)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Government Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $24,706 $40,109 $30,128 $34,687 3,469 31.6%
Total Affiliated Short-Term Investments 24,706 34,687 31.6
Total Value $24,706 $34,687
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $(7) $7 $– $43
Total Income/Non Income Cash from Affiliated Investments $43
Total $(7) $7 $–

High Income Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.7% ) Value
Alaska (2.1%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg.
$ 250,000 4.000%, 6/1/2050, Ser. B-1 $ 293,674
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Mobil)
300,000 0.040%, 12/1/2029
a
300,000
Total 593,674
Arizona (3.6%)
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
350,000 7.750%, 7/1/2050, Ser. A
b
422,842
100,000 5.500%, 7/1/2031, Ser. A
b
109,751
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
b
228,431
Arizona Industrial Development
Auth. Education Rev. (Somerset
Academy of Las Vegas - Aliante
and Skye Canyon Campus)
250,000 4.000%, 12/15/2051, Ser. A
b
274,384
Total 1,035,408
California (5.1%)
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 298,097
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 293,436
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 275,985
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
b
304,881
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
b
290,729
Total 1,463,128
Colorado (6.1%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 270,478
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 391,818
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
b
165,506
Principal
Amount Long-Term Fixed Income (99.7%) Value
Colorado (6.1%) - continued
Colorado High Performance
Transportation Enterprise Rev.
$ 225,000 5.000%, 12/31/2056 $ 257,365
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health Obligated
Group)
350,000 4.000%, 8/1/2049, Ser. A-2 406,118
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 249,532
Total 1,740,817
Connecticut (1.0%)
Connecticut State Health &
Educational Fac. Auth. Rev.
(McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
b
281,661
Total 281,661
Delaware (0.9%)
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 264,596
Total 264,596
Florida (6.0%)
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051 289,819
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
250,000 4.000%, 7/1/2055, Ser. A 270,419
Florida State Higher Educational
Fac. Financing Auth. Rev.
(Ringling College)
300,000 5.000%, 3/1/2049 359,615
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.000%, 10/1/2047, Ser. A 312,290
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 150,438
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
b
323,254
Total 1,705,835
Georgia (5.0%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg. (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
b
217,724

High Income Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.7%) Value
Georgia (5.0%) - continued
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
$ 250,000 4.000%, 1/1/2054, Ser. A $ 291,379
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 316,762
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 308,966
Private Colleges and Universities
Auth. Rev. (Mercer University)
250,000 4.000%, 10/1/2050 297,867
Total 1,432,698
Illinois (6.4%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 309,724
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 176,201
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 279,106
250,000 5.000%, 3/1/2046, Ser. A 317,466
Illinois Sports Fac. Auth. Refg.
300,000 5.000%, 6/15/2031
c
389,572
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
d
86,473
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
d
264,096
Total 1,822,638
Indiana (0.6%)
Indiana Housing and Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 161,160
Total 161,160
Iowa (1.3%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 186,315
150,000 5.000%, 5/15/2043, Ser. A 175,260
Total 361,575
Kansas (1.0%)
Kansas Power Pool Municipal
Energy Agency Electric Utility
Rev.
245,000 4.000%, 12/1/2041, Ser. A 284,200
Total 284,200
Principal
Amount Long-Term Fixed Income (99.7%) Value
Louisiana (0.5%)
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
$ 135,000 0.040%, 12/1/2040, Ser. B
a
$ 135,000
Total 135,000
Maryland (2.9%)
Maryland Department of
Transportation Rev. (Baltimore/
WA International Thurgood
Marshall Airport)
300,000
4.000%, 8/1/2051, Ser. B,
AMT 356,008
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 243,154
Prince George's County, MD (West
Phalia Town Center)
200,000 5.000%, 7/1/2030
b
232,508
Total 831,670
Michigan (4.6%)
Downriver Utility Wastewater Auth.
Rev. Refg. (AGM Insured)
225,000 5.000%, 4/1/2031
d
285,824
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
200,000 4.000%, 9/1/2046 233,781
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 124,833
Michigan Strategic Rev.
225,000 5.000%, 12/31/2043, AMT 274,730
Muskegon, MI Public Schools
300,000 5.000%, 5/1/2051, Ser. II
c
388,297
Total 1,307,465
Minnesota (3.6%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 279,026
Duluth, MN Economic Development
Auth. Rev. Refg. (Benedictine
Health System)
280,000 4.000%, 7/1/2041, Ser. A 305,085
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 231,296
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 212,559
Total 1,027,966

High Income Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.7%) Value
Missouri (2.3%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
$ 200,000
5.000%, 3/1/2046, Ser. B,
AMT $ 246,757
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 158,368
Missouri Health and Educational
Fac. Auth. Rev. (Maryville
University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 242,168
Total 647,293
Montana (1.0%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 278,580
Total 278,580
Nebraska (2.0%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
225,000 5.000%, 11/15/2047 270,684
Lincoln, NE Airport Auth. Rev.
250,000 4.000%, 7/1/2036, AMT 305,426
Total 576,110
Nevada (0.9%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 272,233
Total 272,233
New Hampshire (1.4%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 413,515
Total 413,515
New Jersey (2.2%)
New Jersey Transportation Trust
Fund Auth. Rev.
225,000 5.000%, 6/15/2045, Ser. AA 259,171
Tobacco Settlement Financing
Corporation Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 369,460
Total 628,631
New York (8.6%)
Build NYC Resource Corporation
Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051 276,155
Principal
Amount Long-Term Fixed Income (99.7%) Value
New York (8.6%) - continued
Huntington, NY Local Development
Corporation Rev. (Gurwin
Independent Housing, Inc. -
Fountaingate Gardens)
$ 250,000 3.000%, 7/1/2025, Ser. C $ 261,471
Metropolitan Transportation Auth.
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
a
328,723
New York City Trust for Cultural
Resources Rev. Refg. (Carnegie
Hall)
200,000 5.000%, 12/1/2039 256,145
New York Transportation
Development Corporation
Exempt Fac. Rev. (New York
State Thruway Service Areas)
250,000 4.000%, 4/30/2053, AMT 294,924
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 274,499
New York, NY G.O.
200,000 0.020%, 8/1/2034, Ser. E
a
200,000
250,000 4.000%, 3/1/2047, Ser. F-1 299,903
Suffolk County Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
b
263,475
Total 2,455,295
North Dakota (0.9%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 265,364
Total 265,364
Ohio (2.3%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
300,000 5.000%, 6/1/2055, Ser. B-2 352,830
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 119,598
Ohio State Turnpike Commission
Rev.
150,000
Zero Coupon, 2/15/2034, Ser.
A-4
e
190,202
Total 662,630
Oregon (0.8%)
Yamhill County, OR Hospital Auth.
Rev. Refg.  (Friendsview Manor)
200,000 5.000%, 11/15/2056, Ser. A 233,992
Total 233,992

High Income Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.7%) Value
Pennsylvania (3.4%)
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
$ 250,000 5.000%, 3/1/2050 $ 285,712
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
d
130,476
Pennsylvania Turnpike Commission
Rev. Refg.
225,000 5.000%, 12/1/2032 290,343
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039
f
269,541
Total 976,072
Puerto Rico (1.8%)
Puerto Rico Sales Tax Financing
Corporation Rev.
450,000 4.550%, 7/1/2040, Ser. A-1 517,758
Total 517,758
South Carolina (0.8%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 229,887
Total 229,887
South Dakota (1.0%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 283,777
Total 283,777
Tennessee (1.3%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 379,799
Total 379,799
Texas (8.0%)
Central Texas Regional Mobility
Auth. Rev.
300,000 5.000%, 1/1/2040, Ser. A 345,543
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 261,871
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 359,572
Port Freeport, TX Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 363,584
Principal
Amount Long-Term Fixed Income (99.7%) Value
Texas (8.0%) - continued
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
$ 250,000
4.000%, 1/1/2050, Ser. A,
AMT
b
$ 259,226
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg. (Trinity Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 259,299
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
50,000 5.000%, 12/15/2031 67,793
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 372,329
Total 2,289,217
Utah (3.5%)
Salt Lake City, UT Airport Rev.
150,000
4.000%, 7/1/2051, Ser. A,
AMT
c
176,298
225,000
5.000%, 7/1/2036, Ser. A,
AMT 278,595
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 293,892
Utah Infrastructure Agency
Telecommunications Rev.
200,000 4.000%, 10/15/2029 241,915
Total 990,700
Virginia (1.9%)
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings OpCo, LLC)
250,000 5.000%, 1/1/2027, AMT 260,353
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 278,795
Total 539,148
Wisconsin (1.9%)
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
250,000 5.125%, 10/1/2048 262,690
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 267,183
Total 529,873
Wyoming (3.0%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
200,000 4.000%, 5/1/2038 243,490

High Income Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.7%) Value
Wyoming (3.0%) - continued
Lincoln County, WY Pollution
Control Rev. Refg. (ExxonMobil)
$ 400,000 0.040%, 10/1/2044
a
$ 400,000
220,000 0.050%, 10/1/2044, AMT
a
220,000
Total 863,490
Total Long-Term Fixed Income
(cost $26,432,167) 28,482,855
Principal
Amount Short-Term Investments ( 0.4% )
g
Value
Federal Home Loan Bank Discount
Notes
100,000 0.005%, 8/11/2021
h
99,999
Total Short-Term Investments
(cost $100,000) 99,999
Total Investments
(cost $26,532,167) 100.1% $28,582,854
Other Assets and Liabilities,
Net -0.1% (21,658)
Total Net Assets 100.0% $28,561,196
a Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $3,374,372 or 11.8% of
total net assets.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 30, 2021.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg. - Refunding
Rev. - Revenue
Ser. - Series

High Income Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 5,964,964 – 5,964,964 –
Electric Revenue 593,166 – 593,166 –
Escrowed/Pre-refunded 269,541 – 269,541 –
General Obligation 1,406,199 – 1,406,199 –
Health Care 5,515,819 – 5,515,819 –
Housing Finance 1,651,321 – 1,651,321 –
Industrial Development Revenue 914,350 – 914,350 –
Other Revenue 4,729,833 – 4,729,833 –
Tax Revenue 1,100,835 – 1,100,835 –
Transportation 5,746,122 – 5,746,122 –
Water & Sewer 590,705 – 590,705 –
Short-Term Investments 99,999 – 99,999 –
Total Investments at Value $ 28,582,854 $– $28,582,854 $–
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 46,506 46,506 – –
Total Liability Derivatives $46,506 $46,506 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling
$99,999 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (5) September 2021 ( $ 777,088) ( $ 46,506)
Total Futures Short Contracts ( $ 777,088) ($46,506)
Total Futures Contracts ( $ 777,088) ($46,506)

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 4.3% )
a
Value
Capital Goods (0.6%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 1,365,153
3.342%,  (LIBOR 1M +
3.250%), 4/3/2024
b
$ 1,320,144
Vertiv Group Corporation, Term
Loan
3,288,475
2.851%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,255,064
Total 4,575,208
Communications Services (1.0%)
Directv Financing, LLC, Term Loan
3,065,000
0.000%,  (LIBOR 1M +
5.000%), 7/22/2027
b,c,d
3,057,736
NEP Group, Inc., Term Loan
2,402,678
3.342%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,310,872
Peraton Corporation, Term Loan
2,872,800
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,868,319
Total 8,236,927
Consumer Cyclical (0.7%)
Cengage Learning, Inc., Term
Loan
2,565,000
0.000%,  (LIBOR 3M +
4.750%), 6/29/2026
b,c,d
2,561,204
Golden Nugget, LLC, Term Loan
1,193,068
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,180,816
Staples, Inc., Term Loan
2,261,283
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b,c,d
2,190,617
Total 5,932,637
Consumer Non-Cyclical (0.6%)
Bellring Brands, LLC, Term Loan
2,179,194
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
2,187,018
Endo Luxembourg Finance
Company I Sarl , Term Loan
1,670,813
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
1,627,789
Herens US Holdco Corporation,
Term Loan
1,550,000
0.000%,  (LIBOR 2M +
4.000%), 5/14/2028
b,c,d
1,548,388
Total 5,363,195
Financials (0.3%)
Asurion , LLC, Term Loan
815,000
0.000%,  (LIBOR 1M +
5.250%), 1/15/2029
b,c,d
810,159
CoreLogic , Inc., Term Loan
1,410,000
4.000%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,401,624
Total 2,211,783
Technology (0.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,407,747
3.628%,  (LIBOR 2M +
3.500%), 8/21/2026
b
2,335,514
Principal
Amount Bank Loans (4.3%)
a
Value
Technology (0.8%) - continued
Gogo Intermediate Holdings, LLC,
Term Loan
$ 1,410,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
$ 1,402,076
Rackspace Technology Global,
Inc., Term Loan
1,446,375
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,427,905
Redstone Holdco 2 LP, Delayed
Draw
330,516
0.000%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
327,832
Redstone Holdco 2 LP, Term Loan
844,484
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
837,627
Total 6,330,954
Transportation (0.3%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,835,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,910,836
Total 2,910,836
Total Bank Loans
(cost $35,719,826) 35,561,540
Principal
Amount Long-Term Fixed Income ( 90.6% ) Value
Basic Materials (5.5%)
Alcoa, Inc.
1,495,000 5.125%,  10/1/2024 1,645,905
Big River Steel, LLC
1,460,000 6.625%,  1/31/2029
e
1,604,175
Chemours Company
2,410,000 5.750%,  11/15/2028
e
2,557,612
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
e,f
1,538,812
1,450,000 4.875%,  3/1/2031
e
1,566,000
Consolidated Energy Finance SA
2,410,000 6.875%,  6/15/2025
e
2,446,270
First Quantum Minerals, Ltd.
2,340,000 7.250%,  4/1/2023
e
2,383,875
935,000 6.875%,  3/1/2026
e
975,766
Freeport-McMoRan, Inc.
1,265,000 4.125%,  3/1/2028 1,325,088
2,325,000 4.250%,  3/1/2030 2,508,094
Grinding Media, Inc.
3,080,000 7.375%,  12/15/2023
e
3,118,592
Hecla Mining Company
805,000 7.250%,  2/15/2028 871,751
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
e
737,688
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,466,527
480,000 5.125%,  2/1/2029 489,000
Midwest Vanadium, Pty. Ltd.
2,862,131 11.500%,  2/15/2018
*, g,h
2,862
Novelis Corporation
2,130,000 5.875%,  9/30/2026
e
2,210,237
580,000 3.250%,  11/15/2026
d,e
588,700
2,010,000 4.750%,  1/30/2030
e
2,140,268
580,000 3.875%,  8/15/2031
d,e
586,525

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Basic Materials (5.5%) - continued
OCI NV
$ 2,853,000 4.625%,  10/15/2025
e
$ 2,949,289
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,691,938
SCIH Salt Holdings, Inc.
940,000 4.875%,  5/1/2028
e
938,825
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
e
2,490,325
United States Steel Corporation
2,790,000 6.875%,  3/1/2029 3,028,350
Venator Finance SARL
1,950,000 5.750%,  7/15/2025
e
1,872,000
Total 44,734,474
Capital Goods (9.4%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,989
0.000%,PIK 1.500%,
4/26/2024
*, h,i
51,750
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
e
2,463,132
AECOM
1,505,000 5.125%,  3/15/2027 1,674,312
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
e
1,968,750
2,370,000 4.625%,  5/15/2030
e
2,441,100
ARD Finance SA
1,500,000 6.500%,  6/30/2027
e
1,582,350
Ardagh Packaging Finance plc
3,745,000 5.250%,  8/15/2027
e
3,824,010
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
e
1,608,540
Bombardier, Inc.
2,555,000 7.500%,  3/15/2025
e
2,603,315
935,000 7.125%,  6/15/2026
e
972,381
1,950,000 7.875%,  4/15/2027
e
2,018,737
Brand Industrial Services, Inc.
710,000 8.500%,  7/15/2025
e
722,063
BWAY Holding Company
1,875,000 7.250%,  4/15/2025
e
1,830,094
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
e
3,175,500
Cornerstone Building Brands, Inc.
2,830,000 6.125%,  1/15/2029
e
3,013,950
Covanta Holding Corporation
940,000 6.000%,  1/1/2027 975,250
970,000 5.000%,  9/1/2030 1,040,956
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
e
1,996,978
Crown Cork & Seal Company, Inc.
2,790,000 7.375%,  12/15/2026 3,428,910
Flex Acquisition Company, Inc.
2,995,000 6.875%,  1/15/2025
e
3,033,096
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
e,f
3,839,294
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
e
4,460,625
Howmet Aerospace, Inc.
2,000,000 6.875%,  5/1/2025 2,327,420
1,495,000 5.900%,  2/1/2027 1,770,073
IAA Spinco , Inc.
1,100,000 5.500%,  6/15/2027
e
1,153,625
Principal
Amount Long-Term Fixed Income (90.6%) Value
Capital Goods (9.4%) - continued
Jeld-Wen , Inc.
$ 1,175,000 4.875%,  12/15/2027
e
$ 1,219,063
JELD-WEN, Inc.
1,100,000 6.250%,  5/15/2025
e,f
1,168,750
Mueller Water Products, Inc.
820,000 4.000%,  6/15/2029
e
847,675
NESCO Holdings II, Inc.
1,400,000 5.500%,  4/15/2029
e
1,444,695
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
e
3,085,200
SRM Escrow Issuer, LLC
3,205,000 6.000%,  11/1/2028
e
3,421,338
Stericycle, Inc.
485,000 3.875%,  1/15/2029
e
491,669
TransDigm , Inc.
4,255,000 6.250%,  3/15/2026
e
4,462,431
610,000 4.625%,  1/15/2029
e
608,475
1,885,000 4.875%,  5/1/2029
e
1,887,978
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,758,974
Victors Merger Corporation
1,410,000 6.375%,  5/15/2029
e
1,417,050
WESCO Distribution, Inc.
1,220,000 7.250%,  6/15/2028
e
1,357,860
Total 77,147,369
Communications Services (11.7%)
Altice France SA
1,410,000 5.125%,  7/15/2029
e
1,420,448
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
e
503,543
CCO Holdings, LLC
3,250,000 5.375%,  6/1/2029
e
3,537,300
3,760,000 4.750%,  3/1/2030
e
3,985,420
2,360,000 4.500%,  8/15/2030
e
2,478,000
Cengage Learning, Inc.
3,020,000 9.500%,  6/15/2024
e
3,094,649
Clear Channel Outdoor Holdings,
Inc.
940,000 7.500%,  6/1/2029
e
975,776
Clear Channel Worldwide
Holdings, Inc.
2,120,000 7.750%,  4/15/2028
e
2,210,778
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
e
2,471,812
2,325,000 4.125%,  12/1/2030
e
2,330,812
Cumulus Media New Holdings,
Inc.
2,208,000 6.750%,  7/1/2026
e,f
2,329,440
DIRECTV Holdings, LLC
465,000 5.875%,  8/15/2027
d,e
480,764
DISH DBS Corporation
1,700,000 7.375%,  7/1/2028
f
1,839,267
Entercom Media Corporation
3,415,000 6.500%,  5/1/2027
e
3,517,450
Front Range BidCo , Inc.
2,020,000 6.125%,  3/1/2028
e
2,055,673
Frontier Communications
Corporation
1,410,000 5.000%,  5/1/2028
e
1,458,490
GCI, LLC
3,040,000 4.750%,  10/15/2028
e
3,165,400

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Communications Services (11.7%) - continued
iHeartCommunications , Inc.
$ 710,000 8.375%,  5/1/2027 $ 755,255
LCPR Senior Secured Financing
DAC
3,700,000 6.750%,  10/15/2027
e
3,947,863
Level 3 Financing, Inc.
1,640,000 4.625%,  9/15/2027
e
1,703,140
1,640,000 4.250%,  7/1/2028
e
1,669,725
Ligado Networks, LLC
513,448
0.000%,PIK 15.500%,
11/1/2023
e,i
504,463
Netflix, Inc.
2,925,000 4.875%,  4/15/2028 3,418,126
News Corporation
710,000 3.875%,  5/15/2029
e
722,759
Outfront Media Capital, LLC
2,350,000 5.000%,  8/15/2027
e
2,397,000
Radiate Holdco, LLC
945,000 6.500%,  9/15/2028
e
982,025
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
e
2,266,650
SFR Group SA
1,077,000 7.375%,  5/1/2026
e
1,120,080
Sirius XM Radio, Inc.
1,400,000 4.625%,  7/15/2024
e
1,433,250
1,640,000 4.000%,  7/15/2028
e
1,691,947
Sprint Capital Corporation
1,955,000 6.875%,  11/15/2028 2,522,165
Sprint Corporation
1,960,000 7.125%,  6/15/2024 2,253,510
7,760,000 7.625%,  2/15/2025 9,147,566
TEGNA, Inc.
2,925,000 4.625%,  3/15/2028 3,012,750
Terrier Media Buyer, Inc.
1,510,000 8.875%,  12/15/2027
e
1,614,643
United States Cellular Corporation
2,626,000 6.700%,  12/15/2033 3,262,805
Uniti Group, LP
1,405,000 4.750%,  4/15/2028
e
1,409,215
710,000 6.500%,  2/15/2029
e
719,628
Univision Communications, Inc.
1,395,000 6.625%,  6/1/2027
e
1,500,057
400,000 4.500%,  5/1/2029
e
400,976
Viasat , Inc.
945,000 6.500%,  7/15/2028
e
1,000,519
VTR Comunicaciones SPA
782,000 5.125%,  1/15/2028
e
816,017
YPSO Finance BIS SA
2,540,000 10.500%,  5/15/2027
e
2,794,000
Ziggo BV
3,034,000 5.500%,  1/15/2027
e
3,145,500
1,755,000 4.875%,  1/15/2030
e
1,810,283
Total 95,876,939
Consumer Cyclical (19.0%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
e
3,558,438
Allen Media, LLC
1,395,000 10.500%,  2/15/2028
e
1,391,512
Allied Universal Finance
Corporation
700,000 4.625%,  6/1/2028
e
700,000
Principal
Amount Long-Term Fixed Income (90.6%) Value
Consumer Cyclical (19.0%) - continued
Allied Universal Holdco, LLC
$ 1,465,000 6.625%,  7/15/2026
e
$ 1,551,069
1,175,000 4.625%,  6/1/2028
e
1,179,406
940,000 6.000%,  6/1/2029
e
941,175
Allison Transmission, Inc.
3,890,000 3.750%,  1/30/2031
e
3,875,412
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027
f
2,042,250
Ashton Woods USA, LLC
700,000 4.625%,  8/1/2029
d,e
701,939
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
e
1,945,057
Boyne USA, Inc.
1,295,000 4.750%,  5/15/2029
e
1,335,469
Brookfield Residential Properties,
Inc.
3,260,000 6.250%,  9/15/2027
e
3,442,723
1,875,000 5.000%,  6/15/2029
e
1,908,750
Caesars Entertainment, Inc.
1,400,000 8.125%,  7/1/2027
e
1,539,552
Carnival Corporation
245,000 11.500%,  4/1/2023
e
276,237
3,620,000 5.750%,  3/1/2027
e
3,678,825
1,535,000 4.000%,  8/1/2028
e
1,528,676
Cedar Fair, LP
2,500,000 5.250%,  7/15/2029 2,539,800
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
e
968,894
Cinemark USA, Inc.
1,860,000 5.875%,  3/15/2026
e
1,827,450
Colt Merger Sub, Inc.
4,025,000 6.250%,  7/1/2025
e
4,246,375
Empire Communities Corporation
2,415,000 7.000%,  12/15/2025
e
2,544,806
Ford Motor Company
1,000,000 9.625%,  4/22/2030 1,443,750
3,860,000 7.450%,  7/16/2031 5,109,135
Ford Motor Company, Convertible
1,415,000 Zero Coupon,  3/15/2026
e
1,514,050
Ford Motor Credit Company, LLC
3,400,000 5.125%,  6/16/2025 3,744,250
2,490,000 4.134%,  8/4/2025 2,663,802
3,400,000 3.375%,  11/13/2025 3,549,578
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
e
1,478,018
1,170,000 5.250%,  7/15/2031
e
1,234,350
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
e,f
533,125
Hanesbrands, Inc.
2,995,000 4.875%,  5/15/2026
e
3,228,909
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
e
4,908,150
Hilton Domestic Operating
Company, Inc.
590,000 3.750%,  5/1/2029
e
596,348
1,950,000 4.875%,  1/15/2030 2,091,550
Hilton Grand Vacations Borrower
Escrow, LLC
2,810,000 5.000%,  6/1/2029
e
2,835,346
International Game Technology plc
1,500,000 6.250%,  1/15/2027
e
1,701,750
550,000 5.250%,  1/15/2029
e
587,040

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Consumer Cyclical (19.0%) - continued
KAR Auction Services, Inc.
$ 2,430,000 5.125%,  6/1/2025
e
$ 2,487,712
KB Home
1,870,000 6.875%,  6/15/2027 2,236,988
L Brands, Inc.
1,455,000 5.250%,  2/1/2028 1,636,649
2,190,000 6.625%,  10/1/2030
e
2,523,975
970,000 6.875%,  11/1/2035 1,247,663
Landry's, Inc.
1,385,000 6.750%,  10/15/2024
e
1,388,462
Live Nation Entertainment, Inc.
1,455,000 3.750%,  1/15/2028
e
1,458,550
Macy's Retail Holdings, LLC
1,875,000 5.875%,  4/1/2029
e,f
1,977,844
Magic MergerCo , Inc.
1,415,000 5.250%,  5/1/2028
e
1,464,525
Mattamy Group Corporation
3,515,000 5.250%,  12/15/2027
e
3,655,038
1,300,000 4.625%,  3/1/2030
e
1,347,190
New Red Finance, Inc.
2,200,000 4.000%,  10/15/2030
e
2,194,148
Penn National Gaming, Inc.
1,400,000 4.125%,  7/1/2029
e
1,380,330
PetSmart, Inc.
3,225,000 7.750%,  2/15/2029
e
3,535,471
PGT Escrow Issuer, Inc.
2,805,000 6.750%,  8/1/2026
e
2,931,225
Prime Security Services Borrower,
LLC
4,530,000 5.750%,  4/15/2026
e
4,960,350
1,595,000 3.375%,  8/31/2027
e
1,551,457
Real Hero Merger Sub 2, Inc.
1,070,000 6.250%,  2/1/2029
e
1,106,273
Realogy Group, LLC
2,905,000 5.750%,  1/15/2029
e
3,046,619
Rite Aid Corporation
1,170,000 7.500%,  7/1/2025
e
1,174,352
Royal Caribbean Cruises, Ltd.
2,435,000 9.125%,  6/15/2023
e
2,648,379
2,650,000 4.250%,  7/1/2026
e
2,586,665
485,000 3.700%,  3/15/2028
f
457,963
Scientific Games International, Inc.
2,350,000 5.000%,  10/15/2025
e
2,411,006
2,700,000 7.250%,  11/15/2029
e
3,027,726
SeaWorld Parks and
Entertainment, Inc.
1,755,000 9.500%,  8/1/2025
e
1,895,400
Service Properties Trust
2,005,000 7.500%,  9/15/2025 2,260,638
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
e
1,067,500
Staples, Inc.
1,880,000 7.500%,  4/15/2026
e
1,908,200
Station Casinos, LLC
700,000 4.500%,  2/15/2028
e
703,500
Tenneco, Inc.
2,195,000 5.000%,  7/15/2026 2,164,819
1,100,000 7.875%,  1/15/2029
e
1,243,000
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
e
1,575,340
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
e
988,706
Principal
Amount Long-Term Fixed Income (90.6%) Value
Consumer Cyclical (19.0%) - continued
Wyndham Destinations, Inc.
$ 2,670,000 6.625%,  7/31/2026
e
$ 2,980,388
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
e
1,509,187
Wynn Las Vegas, LLC
1,400,000 5.250%,  5/15/2027
e
1,469,510
Total 155,145,714
Consumer Non-Cyclical (13.9%)
Albertson's Companies, Inc.
1,830,000 4.625%,  1/15/2027
e
1,936,140
4,230,000 5.875%,  2/15/2028
e
4,526,100
1,200,000 3.500%,  3/15/2029
e
1,212,000
Bausch Health Companies, Inc.
3,285,000 5.000%,  1/30/2028
e
3,133,069
2,410,000 6.250%,  2/15/2029
e
2,397,805
1,975,000 7.250%,  5/30/2029
e
2,044,125
Centene Corporation
1,970,000 5.375%,  6/1/2026
e
2,052,149
1,450,000 4.250%,  12/15/2027 1,529,750
1,705,000 4.625%,  12/15/2029 1,868,595
830,000 3.375%,  2/15/2030 865,922
700,000 2.625%,  8/1/2031
d
705,250
CHS/Community Health Systems,
Inc.
1,455,000 4.750%,  2/15/2031
e
1,476,825
Community Health Systems, Inc.
1,455,000 5.625%,  3/15/2027
e
1,540,481
1,360,000 6.875%,  4/15/2029
e
1,431,400
Cooke Omega Investments, Inc. /
Alpha VesselCo Holdings, Inc.
2,445,000 8.500%,  12/15/2022
e
2,503,069
Coty, Inc.
940,000 5.000%,  4/15/2026
e
947,050
DaVita, Inc.
3,910,000 4.625%,  6/1/2030
e
4,041,962
945,000 3.750%,  2/15/2031
e
916,433
Dole Food Company, Inc.
2,915,000 7.250%,  6/15/2025
e
2,974,466
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
e
1,545,950
Encompass Health Corporation
3,185,000 4.500%,  2/1/2028 3,304,437
Endo Finance, LLC
1,415,000 9.500%,  7/31/2027
e,f
1,419,528
Energizer Holdings, Inc.
3,560,000 4.750%,  6/15/2028
e
3,661,282
HCA, Inc.
2,330,000 5.375%,  2/1/2025 2,640,822
1,970,000 5.875%,  2/1/2029 2,408,325
Herbalife Nutrition, Ltd.
2,180,000 7.875%,  9/1/2025
e
2,368,025
HLF Financing Sarl , LLC
2,345,000 4.875%,  6/1/2029
e
2,367,277
Illumina, Inc.
2,435,000 9.000%,  7/1/2028
e
2,708,937
JBS USA Food Company
2,440,000 5.750%,  1/15/2028
e
2,571,760
JBS USA LUX SA
1,405,000 3.750%,  12/1/2031
e
1,443,637
JBS USA, LLC
940,000 5.500%,  1/15/2030
e
1,049,275

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Consumer Non-Cyclical (13.9%) - continued
Kraft Foods Group, Inc.
$ 1,180,000 5.000%,  6/4/2042 $ 1,478,694
Kraft Heinz Foods Company
2,620,000 3.875%,  5/15/2027 2,901,707
2,490,000 3.750%,  4/1/2030 2,755,585
1,180,000 4.875%,  10/1/2049 1,471,749
Mattel, Inc.
2,360,000 3.375%,  4/1/2026
e
2,454,872
1,025,000 5.875%,  12/15/2027
e
1,123,656
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
e
1,433,363
MPH Acquisition Holdings, LLC
1,460,000 5.750%,  11/1/2028
e,f
1,417,704
Ortho-Clinical Diagnostics, Inc.
1,488,000 7.250%,  2/1/2028
e
1,621,593
Par Pharmaceutical, Inc.
2,450,000 7.500%,  4/1/2027
e
2,499,000
SEG Holding, LLC
2,920,000 5.625%,  10/15/2028
e
3,069,650
Simmons Foods, Inc.
2,445,000 4.625%,  3/1/2029
e
2,468,472
Spectrum Brands, Inc.
820,000 5.000%,  10/1/2029
e
868,175
730,000 5.500%,  7/15/2030
e
790,225
Syneos Health, Inc.
1,655,000 3.625%,  1/15/2029
e
1,642,588
Tenet Healthcare Corporation
7,470,000 4.875%,  1/1/2026
e
7,712,775
3,960,000 5.125%,  11/1/2027
e
4,148,100
Teva Pharmaceutical Finance
Netherlands III BV
2,655,000 3.150%,  10/1/2026 2,547,738
United Natural Foods, Inc.
2,430,000 6.750%,  10/15/2028
e
2,618,325
VRX Escrow Corporation
2,980,000 6.125%,  4/15/2025
e
3,041,463
Total 113,657,280
Energy (12.0%)
Antero Midstream Partners, LP
485,000 5.750%,  3/1/2027
e
499,550
Antero Resources Corporation
608,000 8.375%,  7/15/2026
e
687,861
1,170,000 5.375%,  3/1/2030
e
1,190,475
Apache Corporation
1,465,000 4.375%,  10/15/2028 1,552,065
3,025,000 5.100%,  9/1/2040 3,244,312
Archrock Partners, LP
970,000 6.250%,  4/1/2028
e
989,623
Buckeye Partners, LP
2,425,000 4.125%,  12/1/2027 2,473,500
1,530,000 4.500%,  3/1/2028
e
1,552,950
Cheniere Energy Partners, LP
1,410,000 5.625%,  10/1/2026 1,455,980
2,345,000 4.500%,  10/1/2029 2,529,669
Chesapeake Escrow Issuer, LLC
1,180,000 5.500%,  2/1/2026
e
1,230,150
Comstock Resources, Inc.
1,170,000 5.875%,  1/15/2030
e
1,177,078
Continental Resources, Inc.
2,430,000 5.750%,  1/15/2031
e
2,928,879
CQP Holdco, LP
2,345,000 5.500%,  6/15/2031
e
2,432,937
Principal
Amount Long-Term Fixed Income (90.6%) Value
Energy (12.0%) - continued
CrownRock Finance, Inc.
$ 1,710,000 5.625%,  10/15/2025
e
$ 1,752,750
DT Midstream, Inc.
1,005,000 4.125%,  6/15/2029
e
1,030,728
540,000 4.375%,  6/15/2031
e
560,250
Enagas SA
2,475,000 5.500%,  1/15/2028
e
2,530,688
Encana Corporation
930,000 6.625%,  8/15/2037 1,264,123
Endeavor Energy Resources, LP
980,000 6.625%,  7/15/2025
e
1,036,350
980,000 5.750%,  1/30/2028
e
1,025,100
EnLink Midstream Partners, LP
2,665,000 5.600%,  4/1/2044 2,598,375
EnLink Midstream, LLC
2,425,000 5.625%,  1/15/2028
e
2,566,135
EQM Midstream Partners, LP
970,000 4.500%,  1/15/2029
e
981,669
EQT Corporation
470,000 3.125%,  5/15/2026
e
483,489
975,000 3.900%,  10/1/2027 1,056,656
610,000 5.000%,  1/15/2029 689,727
Genesis Energy, LP
970,000 6.500%,  10/1/2025 962,725
470,000 6.250%,  5/15/2026 462,950
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
e
3,389,618
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
e
738,400
Hilcorp Energy I, LP
935,000 6.000%,  2/1/2031
e
975,789
Indigo Natural Resources, LLC
935,000 5.375%,  2/1/2029
e
974,737
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
e
1,665,700
Laredo Petroleum, Inc.
2,325,000 7.750%,  7/31/2029
e
2,249,623
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,516,275
Nabors Industries, Ltd.
1,405,000 7.250%,  1/15/2026
e,f
1,313,675
Newfield Exploration Company
2,575,000 5.375%,  1/1/2026 2,906,414
NGL Energy Operating, LLC
845,000 7.500%,  2/1/2026
e
868,237
NGL Energy Partners, LP
470,000 7.500%,  11/1/2023 447,675
930,000 7.500%,  4/15/2026
f
783,627
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 528,650
Oasis Petroleum, Inc.
930,000 6.375%,  6/1/2026
e
962,550
Occidental Petroleum Corporation
1,655,000 3.450%,  7/15/2024 1,671,550
1,600,000 3.500%,  6/15/2025 1,630,000
1,955,000 8.000%,  7/15/2025 2,320,468
935,000 3.500%,  8/15/2029 932,663
1,955,000 8.875%,  7/15/2030 2,637,764
2,445,000 4.300%,  8/15/2039 2,424,132
2,445,000 4.400%,  4/15/2046 2,398,716
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 941,152
470,000 5.150%,  11/15/2029 485,816

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Energy (12.0%) - continued
PBF Holding Company, LLC
$ 1,415,000 9.250%,  5/15/2025
e,f
$ 1,294,725
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
e
1,433,363
Range Resources Corporation
820,000 4.875%,  5/15/2025 850,332
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
g,h,j
3
SM Energy Company
820,000 5.625%,  6/1/2025 805,617
Southwestern Energy Company
935,000 8.375%,  9/15/2028 1,042,712
Sunoco, LP
1,010,000 5.500%,  2/15/2026 1,039,038
975,000 4.500%,  5/15/2029 996,938
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,537,044
Teine Energy, Ltd.
930,000 6.875%,  4/15/2029
e
943,950
Transocean, Inc.
2,597,000 11.500%,  1/30/2027
e
2,584,015
USA Compression Partners LP
700,000 6.875%,  9/1/2027 740,152
Venture Global Calcasieu Pass,
LLC
1,280,000 3.875%,  8/15/2029
d,e
1,307,200
1,280,000 4.125%,  8/15/2031
d,e
1,325,376
Vine Energy Holdings, LLC
930,000 6.750%,  4/15/2029
e
969,525
W&T Offshore, Inc.
700,000 9.750%,  11/1/2023
e
671,860
Weatherford International, Ltd.
945,000 8.750%,  9/1/2024
e
982,800
Western Gas Partners, LP
1,985,000 4.650%,  7/1/2026 2,127,821
Total 98,362,446
Financials (8.6%)
Alliant Holdings Intermediate, LLC
475,000 6.750%,  10/15/2027
e
495,781
Ally Financial, Inc.
1,900,000 5.750%,  11/20/2025 2,172,523
CANPACK SA
1,000,000 3.125%,  11/1/2025
e
1,017,500
Charles Schwab Corporation
1,890,000 4.000%,  6/1/2026
b,k
1,972,688
Chobani , LLC
1,945,000 4.625%,  11/15/2028
e
2,023,364
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
e
1,467,925
Diversified Healthcare Trust
3,625,000 4.375%,  3/1/2031 3,538,906
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
e
4,658,508
Fortress Transportation and
Infrastructure Investors, LLC
1,500,000 6.500%,  10/1/2025
e
1,554,375
500,000 5.500%,  5/1/2028
e
518,750
Genworth Holdings, Inc.
475,000 4.900%,  8/15/2023 477,375
Global Net Lease, Inc.
4,000,000 3.750%,  12/15/2027
e
3,976,545
Principal
Amount Long-Term Fixed Income (90.6%) Value
Financials (8.6%) - continued
HCRX Investments Holdco, LP
$ 1,070,000 4.500%,  8/1/2029
e
$ 1,091,400
Icahn Enterprises, LP
2,450,000 4.750%,  9/15/2024 2,553,442
2,480,000 6.250%,  5/15/2026 2,605,984
3,045,000 5.250%,  5/15/2027 3,201,056
iStar , Inc.
1,870,000 5.500%,  2/15/2026 1,954,150
Jefferies Finance, LLC
1,975,000 5.000%,  8/15/2028
d,e
2,019,931
Ladder Capital Finance Holdings,
LLP
1,875,000 4.750%,  6/15/2029
e
1,867,969
LPL Holdings, Inc.
2,345,000 4.375%,  5/15/2031
e
2,400,694
MGM Growth Properties Operating
Partnership, LP
2,250,000 5.750%,  2/1/2027 2,514,375
MPT Operating Partnership, LP
2,450,000 4.625%,  8/1/2029 2,637,425
Navient Corporation
1,420,000 6.750%,  6/25/2025 1,581,438
NFP Corporation
710,000 6.875%,  8/15/2028
e
738,400
OneMain Finance Corporation
700,000 3.500%,  1/15/2027 712,250
2,365,000 4.000%,  9/15/2030 2,353,175
Park Intermediate Holdings, LLC
1,315,000 4.875%,  5/15/2029
e
1,344,587
PennyMac Financial Services, Inc.
1,205,000 4.250%,  2/15/2029
e
1,166,494
Playtika Holding Corporation
615,000 4.250%,  3/15/2029
e
613,463
Service Properties Trust
945,000 4.750%,  10/1/2026 927,281
935,000 4.375%,  2/15/2030 874,197
Springleaf Finance Corporation
720,000 7.125%,  3/15/2026 847,800
2,010,000 6.625%,  1/15/2028 2,321,550
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
e
1,086,800
470,000 8.500%,  8/15/2027
e
505,250
United Wholesale Mortgage, LLC
2,035,000 5.500%,  4/15/2029
e
2,019,738
VICI Properties, LP
1,050,000 4.250%,  12/1/2026
e
1,092,294
2,010,000 3.750%,  2/15/2027
e
2,067,788
1,050,000 4.625%,  12/1/2029
e
1,123,500
2,010,000 4.125%,  8/15/2030
e
2,113,997
XHR, LP
470,000 4.875%,  6/1/2029
e
480,312
Total 70,690,980
Technology (5.0%)
Banff Merger Sub, Inc.
710,000 9.750%,  9/1/2026
e
746,387
Black Knight InfoServ , LLC
730,000 3.625%,  9/1/2028
e
731,500
CDW, LLC
1,500,000 4.125%,  5/1/2025 1,554,515
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
e
2,742,530

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.6%) Value
Technology (5.0%) - continued
CommScope , Inc.
$ 2,485,000 5.500%,  3/1/2024
e
$ 2,556,046
1,470,000 7.125%,  7/1/2028
e
1,585,762
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
e
956,037
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
e
3,610,475
610,000 5.000%,  7/15/2028
e
633,637
980,000 5.250%,  7/15/2030
e
1,044,313
NCR Corporation
1,910,000 8.125%,  4/15/2025
e
2,074,738
3,960,000 5.750%,  9/1/2027
e
4,177,800
Presidio Holdings, Inc.
480,000 8.250%,  2/1/2028
e
521,400
PTC, Inc.
360,000 3.625%,  2/15/2025
e
369,900
1,055,000 4.000%,  2/15/2028
e
1,090,606
Qorvo , Inc.
1,455,000 4.375%,  10/15/2029 1,583,709
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
e
928,813
550,000 5.375%,  12/1/2028
e,f
559,917
Seagate HDD Cayman
3,665,000 4.091%,  6/1/2029
e
3,843,669
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
e
1,042,380
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
e
4,222,817
Switch, Ltd.
2,560,000 3.750%,  9/15/2028
e
2,618,816
Unisys Corporation
1,460,000 6.875%,  11/1/2027
e
1,589,254
Total 40,785,021
Transportation (2.5%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,583,000
Air Canada
580,000 3.875%,  8/15/2026
d,e
581,392
American Airlines, Inc.
700,000 11.750%,  7/15/2025
e
875,000
470,000 5.500%,  4/20/2026
e
491,737
935,000 5.750%,  4/20/2029
e
1,008,566
Avis Budget Car Rental, LLC
1,750,000 5.375%,  3/1/2029
e,f
1,820,000
Delta Air Lines, Inc.
1,572,000 7.000%,  5/1/2025
e
1,849,065
1,460,000 4.750%,  10/20/2028
e
1,631,550
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
e
505,125
United Airlines, Inc.
1,845,000 4.375%,  4/15/2026
e
1,898,284
2,565,000 4.625%,  4/15/2029
e
2,638,744
XPO Logistics, Inc.
1,970,000 6.750%,  8/15/2024
e
2,043,875
2,200,000 6.250%,  5/1/2025
e
2,334,750
Total 20,261,088
Utilities (3.0%)
Calpine Corporation
4,145,000 4.500%,  2/15/2028
e
4,269,350
Principal
Amount Long-Term Fixed Income (90.6%) Value
Utilities (3.0%) - continued
Leeward Renewable Energy
Operations, LLC
$ 935,000 4.250%,  7/1/2029
e
$ 953,700
NextEra Energy Operating
Partners, LP
5,010,000 3.875%,  10/15/2026
e
5,273,025
NRG Energy, Inc.
1,420,000 7.250%,  5/15/2026 1,477,084
1,215,000 3.375%,  2/15/2029
e
1,208,925
1,270,000 5.250%,  6/15/2029
e
1,362,075
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,938,237
Talen Energy Supply, LLC
935,000 6.500%,  6/1/2025 551,370
1,510,000 7.250%,  5/15/2027
e
1,377,362
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
e
2,404,350
TerraForm Power Operating, LLC
2,760,000 5.000%,  1/31/2028
e
2,980,800
Total 24,796,278
Total Long-Term Fixed Income
(cost $709,047,061) 741,457,589
Shares
Collateral Held for Securities
Loaned ( 2.1% ) Value
17,635,858 Thrivent Cash Management Trust 17,635,858
Total Collateral Held for
Securities Loaned
(cost $17,635,858) 17,635,858
Shares
Registered Investment
Companies ( 1.3% ) Value
Unaffiliated  (1.3%)
94,000 SPDR Bloomberg Barclays High
Yield Bond ETF 10,318,380
Total 10,318,380
Total Registered Investment
Companies (cost $10,318,380) 10,318,380
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
82,373 Bank of America Corporation,
5.000%
k
2,224,071
480 Bank of America Corporation,
Convertible, 7.250%
k
710,184
59,240 J.P. Morgan Chase & Company,
4.750%
k
1,566,306
1,476 Wells Fargo & Company,
Convertible, 7.500%
k
2,232,465
Total 6,733,026
Total Preferred Stock
(cost $6,075,831) 6,733,026
Shares Common Stock ( 0.3% ) Value
Communications Services (0.1%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
1,059,385
Total 1,059,385

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.3%) Value
Energy (0.2%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
$ 61,457
42,480 Noble Corporation
l
934,560
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
57,089
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
l
32,936
916 Vantage Drilling International
l
2,748
Total 1,088,790
Total Common Stock
(cost $4,191,465) 2,148,175
Shares or
Principal
Amount Short-Term Investments ( 5.2% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.016%, 8/11/2021
m,n
599,995
Thrivent Core Short-Term Reserve
Fund
4,052,859 0.130% 40,528,590
U.S. Treasury Bills
1,100,000 0.037%, 8/26/2021
m
1,099,973
Total Short-Term Investments
(cost $42,206,778) 42,228,558
Total Investments (cost
$825,195,199) 104.6% $856,083,126
Other Assets and Liabilities, Net
(4.6%) (37,513,678)
Total Net Assets 100.0% $818,569,448
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $537,533,405 or 65.7%
of total net assets.
f All or a portion of the security is on loan.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Interest is not being accrued.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 30, 2021.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of July 30, 2021 was $54,612 or 0.01% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
July 30, 2021.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 2,714,489
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
July 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 16,969,256
Total lending $16,969,256
Gross amount payable upon return of
collateral for securities loaned $17,635,858
Net amounts due to counterparty $666,602
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 4,575,208 – 4,575,208 –
Communications Services 8,236,927 – 8,236,927 –
Consumer Cyclical 5,932,637 – 5,932,637 –
Consumer Non-Cyclical 5,363,195 – 5,363,195 –
Financials 2,211,783 – 2,211,783 –
Technology 6,330,954 – 6,330,954 –
Transportation 2,910,836 – 2,910,836 –
Long-Term Fixed Income
Basic Materials 44,734,474 – 44,734,474 –
Capital Goods 77,147,369 – 77,147,369 –
Communications Services 95,876,939 – 95,876,939 –
Consumer Cyclical 155,145,714 – 155,145,714 –
Consumer Non-Cyclical 113,657,280 – 113,657,280 –
Energy 98,362,446 – 98,362,443 3
Financials 70,690,980 – 70,690,980 –
Technology 40,785,021 – 40,785,021 –
Transportation 20,261,088 – 20,261,088 –
Utilities 24,796,278 – 24,796,278 –
Registered Investment Companies
Unaffiliated 10,318,380 10,318,380 – –
Preferred Stock
Financials 6,733,026 6,733,026 – –
Common Stock
Communications Services 1,059,385 – 1,059,385 –
Energy 1,088,790 998,765 90,025 –
Short-Term Investments 1,699,968 – 1,699,968 –
Subtotal Investments in Securities $797,918,678 $18,050,171 $779,868,504 $3
Other Investments  * Total
Affiliated Short-Term Investments 40,528,590
Collateral Held for Securities Loaned 17,635,858
Subtotal Other Investments $58,164,448
Total Investments at Value $856,083,126
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 523,971 523,971 – –
Total Liability Derivatives $523,971 $523,971 $– $–

High Yield Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Yield Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $599,995 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (154) September 2021 ( $ 20,285,394) ( $ 420,387)
CBOT 5-Yr. U.S. Treasury Note (127) September 2021 (15,700,971) (103,584)
Total Futures Short Contracts ( $ 35,986,365) ($523,971)
Total Futures Contracts ( $ 35,986,365) ($523,971)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $28,175 $253,239 $240,885 $40,529 4,053 5.0%
Total Affiliated Short-Term Investments 28,175 40,529 5.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,075 77,073 80,512 17,636 17,636 2.1
Total Collateral Held for Securities Loaned 21,075 17,636 2.1
Total Value $49,250 $ 58,165
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $34
Total Income/Non Income Cash from Affiliated Investments $34
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 43
Total Affiliated Income from Securities Loaned, Net $43
Total $– $– $1

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.3% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 58,200
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 57,800
Total 57,800
Communications Services (0.1%)
Altice France SA, Term Loan
124,475
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
121,155
Eagle Broadband Investments,
LLC, Term Loan
422,875
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
421,289
Radiate Holdco, LLC, Term Loan
383,075
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
381,424
WideOpenWest Finance, LLC,
Term Loan
78,613
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
78,352
Total 1,002,220
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
344,375
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
342,367
LCPR Loan Financing, LLC, Term
Loan
215,000
3.843%,  (LIBOR 1M +
3.750%), 10/15/2028
b
215,054
Scientific Games International,
Inc., Term Loan
532,125
2.842%,  (LIBOR 1M +
2.750%), 8/14/2024
b
523,627
Tenneco, Inc., Term Loan
277,863
3.092%,  (LIBOR 1M +
3.000%), 10/1/2025
b
274,217
Total 1,355,265
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
155,682
3.092%,  (LIBOR 1M +
3.000%), 6/1/2025
b
154,514
Endo Luxembourg Finance
Company I Sarl, Term Loan
214,462
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
208,940
Global Medical Response, Inc.,
Term Loan
96,500
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
96,379
323,375
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
323,605
MPH Acquisition Holdings, LLC,
Term Loan
220,681
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
219,002
Total 1,002,440
Principal
Amount Bank Loans (0.3%)
a
Value
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
$ 229,425
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
$ 228,310
Total 228,310
Total Bank Loans
(cost $3,645,588) 3,646,035
Principal
Amount Long-Term Fixed Income ( 96.6% ) Value
Asset-Backed Securities (2.9%)
522 Funding CLO, Ltd.
1,800,000
3.988%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,c
1,803,614
Arch Street CLO, Ltd.
3,000,000
1.834%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
b,c
3,000,333
Atrium IX
2,400,000
2.135%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
2,400,127
Benefit Street Partners CLO II, Ltd.
2,400,000
2.026%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
2,372,184
CarVal CLO II, Ltd.
2,400,000
2.134%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,c
2,395,646
Galaxy XXIII CLO, Ltd.
800,000
1.825%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
798,919
Magnetite XII, Ltd.
1,800,000
1.226%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,c
1,800,419
Neuberger Berman CLO XIV, Ltd.
1,800,000
1.162%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,c
1,797,275
Octagon Credit Partners 46, Ltd.
1,800,000
2.326%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,c
1,800,000
Octagon Investment Partners 31,
LLC
1,800,000
3.534%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
1,800,229
Octagon Investment Partners 50,
Ltd.
2,000,000
2.626%,  (LIBOR 3M +
2.500%), 10/15/2033, Ser.
2020-4A, Class C
b,c
2,000,924
Octagon Investment Partners XVI,
Ltd.
1,400,000
1.534%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
1,400,525

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Asset-Backed Securities (2.9%) - continued
Palmer Square Loan Funding, Ltd.
$ 2,800,000
2.447%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,c
$ 2,804,861
Sound Point CLO XV, Ltd.
3,600,000
1.638%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
3,600,601
Sound Point CLO, Ltd.
1,800,000
2.388%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,c,d
1,800,193
THL Credit Wind River CLO, Ltd.
2,425,000
2.976%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,c
2,422,226
Total 33,998,076
Basic Materials (2.5%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c
140,400
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
c
1,946,672
1,450,000 4.750%,  4/10/2027
c
1,681,306
Cleveland-Cliffs, Inc.
90,000 4.625%,  3/1/2029
c
95,512
90,000 4.875%,  3/1/2031
c
97,200
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 188,550
1,150,000 5.250%,  9/1/2029 1,269,094
1,150,000 4.625%,  8/1/2030 1,263,562
Glencore Funding, LLC
520,000 4.125%,  5/30/2023
c
551,455
3,013,000 4.000%,  3/27/2027
c
3,359,790
1,800,000 2.500%,  9/1/2030
c
1,815,575
Ingevity Corporation
180,000 3.875%,  11/1/2028
c
180,000
International Flavors and
Fragrances, Inc.
3,000,000 3.468%,  12/1/2050
c
3,264,747
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 401,849
Novelis Corporation
360,000 5.875%,  9/30/2026
c
373,561
OCI NV
179,000 4.625%,  10/15/2025
c
185,041
Olin Corporation
180,000 5.125%,  9/15/2027 187,425
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
c
1,924,389
3,009,000 5.182%,  4/24/2028
c
3,473,699
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 2,259,630
Vale Overseas, Ltd.
2,000,000 3.750%,  7/8/2030 2,140,000
Westlake Chemical Corporation
1,800,000 3.600%,  8/15/2026 1,988,932
WestRock Company
730,000 3.750%,  3/15/2025 800,294
Total 29,588,683
Principal
Amount Long-Term Fixed Income (96.6%) Value
Capital Goods (3.7%)
Amsted Industries, Inc.
$ 145,000 5.625%,  7/1/2027
c
$ 152,250
BAE Systems plc
1,700,000 3.400%,  4/15/2030
c
1,878,429
1,400,000 1.900%,  2/15/2031
c
1,380,770
Boeing Company
4,350,000 5.930%,  5/1/2060 6,018,049
900,000 5.150%,  5/1/2030 1,071,710
3,000,000 5.705%,  5/1/2040 3,898,065
Carrier Global Corporation
1,200,000 3.577%,  4/5/2050 1,334,735
2,000,000 2.722%,  2/15/2030 2,118,442
1,450,000 2.700%,  2/15/2031 1,524,844
1,900,000 3.377%,  4/5/2040 2,047,322
CNH Industrial NV
1,440,000 3.850%,  11/15/2027 1,614,458
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 442,440
General Electric Company
2,800,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,e
2,737,000
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
c
180,571
Howmet Aerospace, Inc.
160,000 6.875%,  5/1/2025 186,194
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,203,666
Meritage Homes Corporation
3,430,000 3.875%,  4/15/2029
c
3,613,436
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,374,658
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
c
267,812
Raytheon Technologies
Corporation
2,800,000 4.125%,  11/16/2028 3,248,313
Roper Technologies, Inc.
1,260,000 3.800%,  12/15/2026 1,416,883
SRM Escrow Issuer, LLC
180,000 6.000%,  11/1/2028
c
192,150
Textron, Inc.
720,000 4.300%,  3/1/2024 778,312
370,000 3.875%,  3/1/2025 405,716
1,440,000 3.650%,  3/15/2027 1,604,034
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 373,950
United Technologies Corporation
1,075,000 3.950%,  8/16/2025 1,197,812
1,075,000 4.450%,  11/16/2038 1,330,939
Total 43,592,960
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
48,326
0.589%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
69,036

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Collateralized Mortgage Obligations (<0.1%) -
continued
Wachovia Mortgage Loan Trust,
LLC
$ 189,691
2.448%,  5/20/2036, Ser.
2006-A, Class 2A1
b
$ 195,467
Total 264,503
Communications Services (8.2%)
AMC Networks, Inc.
180,000 4.250%,  2/15/2029 180,000
American Tower Corporation
1,875,000 2.750%,  1/15/2027 1,995,996
1,440,000 3.125%,  1/15/2027 1,551,640
1,100,000 3.550%,  7/15/2027 1,216,491
1,900,000 1.875%,  10/15/2030 1,865,676
AT&T, Inc.
2,893,000 3.650%,  9/15/2059
c
2,986,098
1,519,000 4.300%,  2/15/2030 1,770,749
1,750,000 2.750%,  6/1/2031 1,841,999
3,368,000 2.550%,  12/1/2033
c
3,397,752
1,810,000 4.300%,  12/15/2042 2,093,842
2,850,000 3.100%,  2/1/2043 2,848,088
1,800,000 4.500%,  3/9/2048 2,154,544
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
c
227,418
180,000 4.750%,  3/1/2030
c
190,791
140,000 4.500%,  8/15/2030
c
147,000
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 2,932,413
1,700,000 4.908%,  7/23/2025 1,929,682
1,550,000 6.384%,  10/23/2035 2,093,232
2,000,000 3.500%,  6/1/2041 2,041,711
2,925,000 6.484%,  10/23/2045 4,114,763
Comcast Corporation
1,080,000 3.375%,  8/15/2025 1,181,245
292,000 6.400%,  5/15/2038 434,153
1,600,000 4.600%,  10/15/2038 2,013,484
1,800,000 4.650%,  7/15/2042 2,294,163
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
c
1,968,243
CSC Holdings, LLC
300,000 4.125%,  12/1/2030
c
300,750
Cumulus Media New Holdings,
Inc.
140,000 6.750%,  7/1/2026
c,g
147,700
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 1,032,116
Front Range BidCo, Inc.
180,000 4.000%,  3/1/2027
c
179,100
GCI, LLC
60,000 4.750%,  10/15/2028
c
62,475
Level 3 Financing, Inc.
360,000 4.250%,  7/1/2028
c
366,525
Netflix, Inc
2,155,000 5.875%,  11/15/2028 2,677,588
Netflix, Inc.
800,000 4.875%,  4/15/2028 934,872
1,200,000 6.375%,  5/15/2029 1,542,570
1,700,000 4.875%,  6/15/2030
c
2,048,109
Nexstar Escrow Corporation
360,000 5.625%,  7/15/2027
c
380,592
Principal
Amount Long-Term Fixed Income (96.6%) Value
Communications Services (8.2%) - continued
Omnicom Group, Inc.
$ 560,000 3.650%,  11/1/2024 $ 610,956
700,000 4.200%,  6/1/2030 813,110
SBA Communications Corporation
180,000 3.125%,  2/1/2029
c
176,778
SFR Group SA
180,000 7.375%,  5/1/2026
c
187,200
Sinclair Television Group, Inc.
360,000 5.875%,  3/15/2026
c
368,960
Sirius XM Radio, Inc.
360,000 4.125%,  7/1/2030
c
371,405
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 167,714
3,200,000 8.750%,  3/15/2032 4,932,399
Sprint Corporation
3,580,000 7.125%,  6/15/2024 4,116,105
1,530,000 7.625%,  2/15/2025 1,803,579
Time Warner Entertainment
Company, LP
780,000 8.375%,  3/15/2023 876,954
T-Mobile USA, Inc.
3,550,000 3.750%,  4/15/2027 3,957,824
750,000 2.550%,  2/15/2031 767,738
1,200,000 3.000%,  2/15/2041 1,207,932
VeriSign, Inc.
360,000 4.750%,  7/15/2027 382,260
Verizon Communications, Inc.
1,400,000 4.000%,  3/22/2050 1,638,216
1,600,000 3.700%,  3/22/2061 1,767,483
2,600,000
1.256%,  (LIBOR 3M +
1.100%), 5/15/2025
b
2,675,192
1,600,000 2.100%,  3/22/2028 1,645,037
1,409,000 1.680%,  10/30/2030 1,362,586
2,150,000 4.272%,  1/15/2036 2,584,107
2,800,000 3.400%,  3/22/2041 3,025,456
Viacom, Inc.
1,800,000 4.375%,  3/15/2043 2,127,222
Viasat, Inc.
80,000 5.625%,  9/15/2025
c
81,378
Vodafone Group plc
1,350,000 5.000%,  5/30/2038 1,726,572
VTR Finance NV
40,000 6.375%,  7/15/2028
c
42,257
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,533,383
Ziggo BV
180,000 4.875%,  1/15/2030
c
185,670
Total 96,279,043
Consumer Cyclical (7.7%)
Amazon.com, Inc.
3,600,000 3.100%,  5/12/2051 3,878,092
American Honda Finance
Corporation
1,400,000 2.150%,  9/10/2024 1,463,510
Brookfield Residential Properties,
Inc.
225,000 5.000%,  6/15/2029
c
229,050
Carnival Corporation
31,000 11.500%,  4/1/2023
c
34,952
Cedar Fair, LP
190,000 5.250%,  7/15/2029 193,025

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Cyclical (7.7%) - continued
Choice Hotels International, Inc.
$ 1,900,000 3.700%,  1/15/2031 $ 2,083,483
Colt Merger Sub, Inc.
180,000 6.250%,  7/1/2025
c
189,900
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 1,287,981
700,000 3.625%,  4/1/2027 780,407
Daimler Finance North America,
LLC
1,100,000 1.750%,  3/10/2023
c
1,121,925
Darden Restaurants, Inc.
2,400,000 3.850%,  5/1/2027 2,682,120
Expedia Group, Inc.
5,200,000 3.250%,  2/15/2030 5,457,915
Ford Motor Company
360,000 7.450%,  7/16/2031 476,500
Ford Motor Credit Company, LLC
1,425,000 4.250%,  9/20/2022 1,463,959
2,850,000 4.125%,  8/17/2027 3,049,500
1,100,000 4.000%,  11/13/2030 1,163,250
General Motors Company
700,000 6.125%,  10/1/2025 828,586
3,575,000 6.800%,  10/1/2027 4,549,910
770,000 5.000%,  4/1/2035 945,063
General Motors Financial
Company, Inc.
1,490,000 4.000%,  1/15/2025 1,628,932
1,100,000 1.500%,  6/10/2026 1,103,565
1,700,000 2.700%,  6/10/2031 1,740,876
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
c
380,700
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 2,325,237
Hyundai Capital America
775,000 1.250%,  9/18/2023
c
781,832
1,700,000 2.375%,  10/15/2027
c
1,753,882
2,500,000 1.800%,  1/10/2028
c
2,493,393
Hyundai Capital Services, Inc.
1,080,000 3.000%,  3/6/2022
c
1,097,283
Kohl's Corporation
3,400,000 3.375%,  5/1/2031 3,564,782
1,900,000 5.550%,  7/17/2045
g
2,297,283
L Brands, Inc.
180,000 6.625%,  10/1/2030
c
207,450
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,196,250
2,300,000 4.750%,  5/30/2025 2,581,750
Lowe's Companies, Inc.
3,250,000 2.625%,  4/1/2031 3,417,907
1,100,000 5.000%,  4/15/2040 1,439,713
Marriott International, Inc.
1,800,000 5.750%,  5/1/2025 2,077,043
4,100,000 4.625%,  6/15/2030 4,747,517
Mastercard, Inc.
1,100,000 3.850%,  3/26/2050 1,358,918
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 2,288,572
MDC Holdings, Inc.
3,200,000 2.500%,  1/15/2031 3,152,352
Nissan Motor Company, Ltd.
1,100,000 3.522%,  9/17/2025
c
1,179,541
Owl Rock Capital Corporation
3,150,000 3.400%,  7/15/2026 3,311,541
Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Cyclical (7.7%) - continued
Royal Caribbean Cruises, Ltd.
$ 180,000 9.125%,  6/15/2023
c
$ 195,773
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
c
72,135
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
c
42,700
Toll Brothers Finance Corporation
2,155,000 4.350%,  2/15/2028 2,386,662
2,700,000 3.800%,  11/1/2029
g
2,916,000
ViacomCBS, Inc.
1,800,000 4.200%,  5/19/2032 2,105,861
Volkswagen Group of America
Finance, LLC
1,550,000 4.250%,  11/13/2023
c
1,671,445
1,750,000 3.350%,  5/13/2025
c
1,894,316
Wyndham Destinations, Inc.
180,000 6.625%,  7/31/2026
c
200,925
Total 89,491,264
Consumer Non-Cyclical (11.0%)
Abbott Laboratories
1,632,000 3.750%,  11/30/2026 1,858,193
810,000 4.750%,  11/30/2036 1,066,565
1,500,000 6.000%,  4/1/2039 2,257,094
AbbVie, Inc.
2,540,000 3.200%,  5/14/2026 2,769,333
1,450,000 2.950%,  11/21/2026 1,571,626
1,800,000 3.200%,  11/21/2029 1,976,124
3,100,000 4.550%,  3/15/2035 3,805,151
1,900,000 4.300%,  5/14/2036 2,292,481
1,800,000 4.050%,  11/21/2039 2,122,133
1,100,000 4.850%,  6/15/2044 1,428,454
Altria Group, Inc.
1,750,000 5.800%,  2/14/2039 2,197,141
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 2,226,965
Anheuser-Busch InBev Worldwide,
Inc.
2,175,000 4.000%,  4/13/2028 2,492,570
2,500,000 3.500%,  6/1/2030 2,814,098
1,450,000 4.600%,  4/15/2048 1,806,544
1,800,000 4.439%,  10/6/2048 2,193,387
3,200,000 5.550%,  1/23/2049 4,494,823
Astrazeneca Finance, LLC
1,900,000 1.750%,  5/28/2028 1,933,516
AstraZeneca plc
2,500,000 1.375%,  8/6/2030 2,416,496
BAT Capital Corporation
1,450,000 3.222%,  8/15/2024 1,540,607
1,750,000 4.700%,  4/2/2027 1,990,772
3,000,000 2.259%,  3/25/2028 3,018,589
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
c
28,612
180,000 5.000%,  2/15/2029
c
170,091
Baxalta, Inc.
871,000 4.000%,  6/23/2025 963,529
Becton, Dickinson and Company
3,800,000 3.794%,  5/20/2050 4,344,000
2,150,000 3.700%,  6/6/2027 2,400,808
Boston Scientific Corporation
1,050,000 3.750%,  3/1/2026 1,172,041

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Non-Cyclical (11.0%) - continued
Bunge, Ltd. Finance Corporation
$ 1,850,000 2.750%,  5/14/2031 $ 1,898,191
Cargill, Inc.
1,750,000 3.250%,  5/23/2029
c
1,945,528
Centene Corporation
1,100,000 5.375%,  6/1/2026
c
1,145,870
90,000 4.250%,  12/15/2027 94,950
270,000 4.625%,  12/15/2029 295,906
3,895,000 3.375%,  2/15/2030 4,063,576
2,000,000 2.500%,  3/1/2031 2,002,500
1,300,000 2.625%,  8/1/2031
d
1,309,750
Cigna Corporation
1,800,000 4.125%,  11/15/2025 2,024,988
2,150,000 2.400%,  3/15/2030 2,236,299
Constellation Brands, Inc.
800,000 4.400%,  11/15/2025 906,728
360,000 3.500%,  5/9/2027 399,098
CVS Health Corporation
900,000 3.875%,  7/20/2025 996,062
DENTSPLY SIRONA, Inc.
1,500,000 3.250%,  6/1/2030 1,630,777
Encompass Health Corporation
175,000 4.500%,  2/1/2028 181,562
HCA, Inc.
290,000 5.375%,  2/1/2025 328,686
4,000,000 5.875%,  2/15/2026 4,650,000
HLF Financing Sarl, LLC
180,000 4.875%,  6/1/2029
c
181,710
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,942,513
Imperial Tobacco Finance plc
1,310,000 3.750%,  7/21/2022
c
1,342,410
JBS USA, LLC
180,000 6.500%,  4/15/2029
c
201,602
Keurig Dr. Pepper, Inc.
1,750,000 3.800%,  5/1/2050 2,000,191
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 150,376
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,473,302
666,000 3.000%,  6/1/2026 708,951
250,000 3.750%,  4/1/2030 276,665
2,730,000 4.375%,  6/1/2046 3,145,640
1,150,000 4.875%,  10/1/2049 1,434,332
Kroger Company
1,800,000 2.650%,  10/15/2026 1,923,042
Mylan, Inc.
1,500,000 4.550%,  4/15/2028 1,740,531
Par Pharmaceutical, Inc.
360,000 7.500%,  4/1/2027
c
367,200
Perrigo Finance Unlimited
Company
1,100,000 3.150%,  6/15/2030 1,151,942
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,c,e
1,563,938
Reckitt Benckiser Treasury
Services plc
1,620,000 2.750%,  6/26/2024
c
1,708,677
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 1,173,788
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027
c
1,458,388
Principal
Amount Long-Term Fixed Income (96.6%) Value
Consumer Non-Cyclical (11.0%) - continued
Shire Acquisitions Investments
Ireland Designated Activity
Company
$ 1,800,000 2.875%,  9/23/2023 $ 1,881,542
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
817,827
Sysco Corporation
2,300,000 6.600%,  4/1/2050 3,670,403
1,000,000 6.600%,  4/1/2040 1,494,302
1,300,000 4.850%,  10/1/2045 1,646,690
Teleflex, Inc.
250,000 4.250%,  6/1/2028
c
260,625
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
c
377,100
Thermo Fisher Scientific, Inc.
720,000 2.950%,  9/19/2026 783,200
Tyson Foods, Inc.
720,000 3.550%,  6/2/2027 806,407
UnitedHealth Group, Inc.
1,800,000 2.950%,  10/15/2027 1,987,447
760,000 4.750%,  7/15/2045 1,020,248
1,775,000 4.450%,  12/15/2048 2,324,631
VRX Escrow Corporation
184,000 6.125%,  4/15/2025
c
187,795
Zimmer Biomet Holdings, Inc.
2,100,000 3.550%,  3/20/2030 2,339,692
Total 129,005,321
Energy (8.2%)
Antero Resources Corporation
180,000 5.375%,  3/1/2030
c
183,150
Apache Corporation
190,000 4.875%,  11/15/2027 204,214
BP Capital Markets America, Inc.
1,440,000 3.017%,  1/16/2027 1,563,448
1,050,000 3.543%,  4/6/2027 1,168,800
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
c
217,702
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,883,812
Cenovus Energy, Inc.
1,600,000 5.375%,  7/15/2025 1,825,443
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029 1,930,809
Cheniere Energy Partners, LP
2,940,000 4.500%,  10/1/2029 3,171,525
3,700,000 4.000%,  3/1/2031
c
3,913,860
Cimarex Energy Company
2,400,000 4.375%,  6/1/2024 2,607,797
CNX Resources Corporation
180,000 6.000%,  1/15/2029
c
190,849
Continental Resources, Inc.
1,361,000 4.500%,  4/15/2023 1,415,222
1,900,000 4.375%,  1/15/2028 2,104,250
Devon Energy Corporation
1,938,000 5.250%,  9/15/2024
c
2,157,905
2,015,000 4.500%,  1/15/2030
c
2,197,525
1,300,000 7.950%,  4/15/2032 1,862,736
Devon Financing Corporation, ULC
1,100,000 7.875%,  9/30/2031 1,553,889
Diamondback Energy, Inc.
2,400,000 3.500%,  12/1/2029 2,601,868

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Energy (8.2%) - continued
$ 700,000 3.125%,  3/24/2031 $ 734,841
DT Midstream, Inc.
180,000 4.125%,  6/15/2029
c
184,608
Enagas SA
180,000 5.500%,  1/15/2028
c
184,050
Enbridge, Inc.
1,050,000 5.750%,  7/15/2080
b
1,186,510
Energy Transfer Operating, LP
2,350,000 3.750%,  5/15/2030 2,563,758
2,650,000 6.000%,  6/15/2048 3,371,546
Energy Transfer Partners, LP
2,520,000 4.200%,  4/15/2027 2,814,841
Enterprise Products Operating,
LLC
2,300,000 3.200%,  2/15/2052 2,324,550
1,010,000 3.700%,  2/15/2026 1,122,971
1,800,000 4.875%,  8/16/2077
b
1,786,543
EQM Midstream Partners, LP
180,000 5.500%,  7/15/2028 194,850
EQT Corporation
360,000 3.900%,  10/1/2027 390,150
Equinor ASA
1,425,000 3.125%,  4/6/2030 1,577,176
MPLX, LP
1,450,000 3.500%,  12/1/2022 1,503,919
1,450,000 4.875%,  6/1/2025 1,642,348
1,750,000 4.800%,  2/15/2029 2,072,104
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 144,900
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,525,517
Newfield Exploration Company
1,180,000 5.625%,  7/1/2024 1,306,539
2,911,000 5.375%,  1/1/2026 3,285,659
ONEOK, Inc.
1,100,000 2.200%,  9/15/2025 1,137,298
Petroleos Mexicanos
3,350,000 7.690%,  1/23/2050 3,256,200
1,450,000 6.500%,  3/13/2027 1,535,550
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,184,497
Plains All American Pipeline, LP
1,800,000 4.500%,  12/15/2026 2,038,021
1,800,000 3.800%,  9/15/2030 1,952,508
Sabine Pass Liquefaction, LLC
1,090,000 5.750%,  5/15/2024 1,220,714
700,000 4.500%,  5/15/2030 818,650
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,966,848
Suncor Energy, Inc.
1,080,000 3.600%,  12/1/2024 1,167,814
1,600,000 3.100%,  5/15/2025 1,715,008
Sunoco Logistics Partners
Operations, LP
2,500,000 4.000%,  10/1/2027 2,789,266
Sunoco, LP
360,000 6.000%,  4/15/2027 375,750
Weatherford International, Ltd.
180,000 8.750%,  9/1/2024
c
187,200
Western Gas Partners, LP
4,200,000 4.650%,  7/1/2026 4,502,190
Principal
Amount Long-Term Fixed Income (96.6%) Value
Energy (8.2%) - continued
Williams Companies, Inc.
$ 1,800,000 7.500%,  1/15/2031 $ 2,539,212
Williams Partners, LP
900,000 3.750%,  6/15/2027 1,006,984
1,730,000 4.850%,  3/1/2048 2,130,443
Total 96,196,337
Financials (31.1%)
AerCap Ireland Capital DAC
1,350,000 6.500%,  7/15/2025 1,580,350
1,500,000 4.625%,  10/15/2027 1,684,572
2,200,000 3.875%,  1/23/2028
g
2,379,336
AIA Group, Ltd.
1,900,000 3.200%,  9/16/2040
c
1,980,822
Air Lease Corporation
740,000 4.250%,  9/15/2024 808,418
2,900,000 4.650%,  6/15/2026
b,e
3,030,500
1,200,000 3.625%,  4/1/2027 1,305,567
1,500,000 3.000%,  2/1/2030 1,550,200
Aircastle, Ltd.
2,550,000 5.250%,  8/11/2025
c
2,873,074
2,500,000 2.850%,  1/26/2028
c
2,565,404
Ally Financial, Inc.
2,420,000 5.750%,  11/20/2025 2,767,109
3,750,000 8.000%,  11/1/2031 5,453,698
American Express Company
2,250,000 3.550%,  9/15/2026
b,d,e
2,261,250
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 962,952
American International Group, Inc.
1,800,000 4.200%,  4/1/2028 2,083,204
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,590,376
2,050,000 2.150%,  7/15/2026 2,065,782
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 2,015,246
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,882,440
1,500,000 2.570%,  11/25/2035
b,c
1,482,016
Aviation Capital Group, LLC
1,700,000 5.500%,  12/15/2024
c
1,926,206
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
c
771,164
1,200,000 5.500%,  1/15/2026
c
1,369,546
1,000,000 4.250%,  4/15/2026
c
1,093,216
3,600,000 4.375%,  5/1/2026
c
3,958,838
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 6.500%,  3/5/2025
b,e
1,744,000
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
c
2,241,396
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,898,955
3,600,000 4.750%,  11/12/2026
b,e
3,672,000
1,200,000 4.379%,  4/12/2028 1,386,812
1,000,000 3.490%,  5/28/2030 1,093,654
Bank of America Corporation
1,670,000 4.200%,  8/26/2024 1,830,366
1,640,000 6.500%,  10/23/2024
b,e
1,849,100
1,800,000 4.000%,  1/22/2025 1,974,563
1,250,000 3.950%,  4/21/2025 1,372,257
5,600,000 3.705%,  4/24/2028
b
6,231,643

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.1%) - continued
$ 1,450,000 4.271%,  7/23/2029
b
$ 1,674,820
1,175,000 3.974%,  2/7/2030
b
1,337,026
2,030,000 3.194%,  7/23/2030
b
2,201,849
3,800,000 1.922%,  10/24/2031
b
3,744,576
1,200,000 4.244%,  4/24/2038
b
1,433,816
3,100,000 3.311%,  4/22/2042
b
3,331,731
1,140,000 2.831%,  10/24/2051
b
1,119,748
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,e
1,189,294
Bank of Nova Scotia
2,250,000 4.900%,  6/4/2025
b,e
2,466,562
Barclays plc
1,800,000 7.875%,  3/15/2022
b,e
1,864,800
350,000 8.000%,  6/15/2024
b,e
396,812
1,900,000 6.125%,  12/15/2025
b,e
2,115,422
720,000 4.836%,  5/9/2028 816,636
1,600,000 4.972%,  5/16/2029
b
1,888,015
1,900,000 2.645%,  6/24/2031
b
1,940,607
Berkshire Hathaway Finance
Corporation
1,900,000 2.850%,  10/15/2050 1,947,340
1,050,000 4.250%,  1/15/2049 1,334,762
Boston Properties, LP
1,100,000 3.250%,  1/30/2031 1,197,660
BPCE SA
735,000 5.700%,  10/22/2023
c
811,766
810,000 5.150%,  7/21/2024
c
900,649
Brandywine Operating
Partnership, LP
1,900,000 3.950%,  11/15/2027 2,083,585
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 1,028,011
CANPACK SA
200,000 3.125%,  11/1/2025
c
203,500
Capital One Bank USA NA
1,000,000 3.375%,  2/15/2023 1,044,071
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 2,033,117
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,e
1,619,215
1,250,000 4.000%,  6/1/2026
b,e
1,304,688
1,900,000 4.000%,  12/1/2030
b,e
1,978,280
CIT Group, Inc.
1,370,000 5.250%,  3/7/2025 1,544,675
2,400,000 6.125%,  3/9/2028 2,957,184
Citigroup, Inc.
1,800,000 4.700%,  1/30/2025
b,e
1,864,260
2,630,000 4.400%,  6/10/2025 2,944,425
1,695,000 5.500%,  9/13/2025 1,981,665
1,510,000 4.450%,  9/29/2027 1,742,367
1,500,000 3.668%,  7/24/2028
b
1,663,692
2,300,000 3.520%,  10/27/2028
b
2,533,542
2,000,000 4.075%,  4/23/2029
b
2,280,623
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,297,236
350,000 3.950%,  5/15/2024 379,418
1,750,000 3.450%,  8/15/2027 1,938,644
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,e
1,279,375
Commerzbank AG
1,800,000 8.125%,  9/19/2023
c
2,043,204
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.1%) - continued
CoreStates Capital III
$ 1,360,000
0.726%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
$ 1,325,344
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,370,943
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
c
93,037
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
b,c,e
2,489,750
2,350,000 7.250%,  9/12/2025
b,c,e
2,647,863
2,150,000 2.193%,  6/5/2026
b,c
2,213,165
2,300,000 5.250%,  2/11/2027
b,c,e
2,412,125
1,900,000 4.282%,  1/9/2028
c
2,130,617
Danske Bank AS
2,950,000 5.000%,  1/12/2023
b,c
3,006,040
1,050,000 3.244%,  12/20/2025
b,c
1,119,788
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,e
4,399,500
1,400,000 3.961%,  11/26/2025
b
1,520,777
Discover Bank
865,000 4.200%,  8/8/2023 929,601
1,400,000 2.450%,  9/12/2024 1,466,605
2,510,000 4.682%,  8/9/2028
b
2,670,068
Diversified Healthcare Trust
180,000 4.375%,  3/1/2031 175,725
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
c
279,510
Duke Realty, LP
1,250,000 1.750%,  2/1/2031 1,220,174
Fidelity National Financial, Inc.
730,000 5.500%,  9/1/2022 769,470
First Horizon Bank
1,250,000 5.750%,  5/1/2030 1,557,267
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,319,229
Five Corners Funding Trust
2,890,000 4.419%,  11/15/2023
c
3,141,104
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
c
2,018,551
3,300,000 3.400%,  1/15/2026 3,446,536
GE Capital Funding, LLC
2,100,000 4.050%,  5/15/2027 2,394,613
GE Capital International Funding
Company
7,250,000 4.418%,  11/15/2035 8,895,545
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
c
178,945
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,e
1,934,460
1,510,000 4.250%,  10/21/2025 1,694,823
900,000 3.800%,  5/10/2026
b,e
918,000
1,900,000 3.691%,  6/5/2028
b
2,120,722
2,750,000 3.814%,  4/23/2029
b
3,098,542
1,900,000 4.223%,  5/1/2029
b
2,185,346
Healthpeak Properties, Inc.
1,050,000 2.875%,  1/15/2031 1,120,555
HSBC Holdings plc
1,800,000
1.155%,  (LIBOR 3M +
1.000%), 5/18/2024
b
1,823,274
1,440,000 4.300%,  3/8/2026 1,629,797
1,200,000 4.000%,  3/9/2026
b,e
1,210,500
900,000 6.000%,  5/22/2027
b,e
994,500

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.1%) - continued
$ 1,080,000 4.041%,  3/13/2028
b
$ 1,207,727
1,300,000 4.600%,  12/17/2030
b,e
1,335,100
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 378,288
ING Groep NV
2,500,000 4.100%,  10/2/2023 2,691,395
Intesa Sanpaolo SPA
1,900,000 4.198%,  6/1/2032
c
1,955,260
iStar, Inc.
360,000 4.250%,  8/1/2025 373,252
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,e
1,188,813
750,000 6.000%,  8/1/2023
b,e
793,125
730,000 6.750%,  2/1/2024
b,e
806,212
3,000,000 5.000%,  8/1/2024
b,e
3,166,741
1,800,000 4.600%,  2/1/2025
b,e
1,863,000
1,800,000 2.950%,  10/1/2026 1,944,784
1,800,000 2.956%,  5/13/2031
b
1,916,989
800,000 2.580%,  4/22/2032
b
832,203
1,400,000 3.882%,  7/24/2038
b
1,635,699
1,850,000 5.500%,  10/15/2040 2,578,230
2,350,000 3.157%,  4/22/2042
b
2,501,787
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,667,043
Kimco Realty Corporation
2,900,000 3.300%,  2/1/2025 3,129,959
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,243,365
Lloyds Banking Group plc
1,050,000 7.500%,  6/27/2024
b,e
1,184,873
700,000 7.500%,  9/27/2025
b,e
815,109
1,100,000 2.438%,  2/5/2026
b
1,152,008
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
c
182,700
Marsh & McLennan Companies,
Inc.
800,000 4.375%,  3/15/2029 948,382
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,e
1,517,063
MGM Growth Properties Operating
Partnership, LP
360,000 4.500%,  9/1/2026 383,400
Mizuho Financial Group, Inc.
1,900,000 1.979%,  9/8/2031
b
1,883,320
Morgan Stanley
1,000,000 2.720%,  7/22/2025
b
1,052,364
1,130,000 4.000%,  7/23/2025 1,257,904
1,140,000 5.300%,  12/15/2025
b,e
1,197,000
720,000 3.125%,  7/27/2026 783,200
1,490,000 4.350%,  9/8/2026 1,696,915
2,400,000 3.622%,  4/1/2031
b
2,699,484
1,900,000 1.794%,  2/13/2032
b
1,847,186
2,600,000 3.217%,  4/22/2042
b
2,796,114
930,000 4.300%,  1/27/2045 1,161,790
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 381,074
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
c
1,686,325
1,080,000 4.000%,  9/14/2026
c
1,199,101
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
2,027,458
Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.1%) - continued
Natwest Group plc
$ 1,150,000 4.600%,  6/28/2031
b,e
$ 1,177,313
2,900,000 3.032%,  11/28/2035
b
2,925,671
Nippon Life Insurance Company
1,250,000 5.100%,  10/16/2044
b,c
1,381,875
1,450,000 3.400%,  1/23/2050
b,c
1,515,250
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 1,054,014
3,400,000 3.375%,  2/1/2031 3,537,352
Owl Rock Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
1,064,625
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
c
736,090
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
c
1,868,846
Preferred Term Securities XXIII,
Ltd.
105,287
0.319%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
87,165
Prudential Financial, Inc.
1,025,000 5.200%,  3/15/2044
b
1,106,582
1,750,000 3.700%,  10/1/2050
b
1,849,719
Radian Group, Inc.
180,000 4.875%,  3/15/2027 195,797
Realty Income Corporation
2,170,000 3.875%,  7/15/2024 2,356,234
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,608,294
Regions Financial Corporation
1,400,000 5.750%,  6/15/2025
b,e
1,564,500
Reinsurance Group of America,
Inc.
1,450,000 4.700%,  9/15/2023 1,573,401
Royal Bank of Scotland Group plc
1,080,000 8.625%,  8/15/2021
b,e
1,081,620
1,500,000 4.269%,  3/22/2025
b
1,630,200
600,000 3.754%,  11/1/2029
b
638,094
Santander Holdings USA, Inc.
1,350,000 3.450%,  6/2/2025 1,456,271
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
c
1,694,352
Service Properties Trust
130,000 4.750%,  10/1/2026 127,563
Simon Property Group, LP
2,600,000 3.800%,  7/15/2050 2,959,215
1,900,000 3.250%,  9/13/2049 1,998,202
Societe Generale SA
1,900,000 5.375%,  11/18/2030
b,c,e
2,052,000
Spirit Realty, LP
2,250,000 3.400%,  1/15/2030 2,432,821
1,150,000 3.200%,  2/15/2031 1,225,548
Standard Chartered plc
1,550,000 2.744%,  9/10/2022
b,c
1,553,618
1,750,000
1.284%,  (LIBOR 3M +
1.150%), 1/20/2023
b,c
1,757,863
SVB Financial Group
2,800,000 4.000%,  5/15/2026
b,e
2,908,500
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,146,377
1,050,000 3.950%,  12/1/2027 1,174,131

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Financials (31.1%) - continued
Truist Financial Corporation
$ 1,500,000
0.410%,  (SOFRRATE +
0.400%), 6/9/2025
b
$ 1,501,864
800,000 4.950%,  9/1/2025
b,e
874,000
925,000 1.887%,  6/7/2029
b
940,036
UBS Group Funding Jersey, Ltd.
1,510,000 4.125%,  9/24/2025
c
1,690,531
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
c
1,645,702
Ventas Realty, LP
720,000 3.500%,  2/1/2025 775,901
VEREIT Operating Partnership, LP
750,000 4.625%,  11/1/2025 853,489
1,900,000 3.400%,  1/15/2028 2,096,025
1,150,000 2.850%,  12/15/2032 1,233,515
VICI Properties, LP
90,000 4.250%,  12/1/2026
c
93,625
90,000 4.625%,  12/1/2029
c
96,300
Wells Fargo & Company
2,200,000 3.900%,  3/15/2026
b,e
2,283,908
1,440,000 3.000%,  4/22/2026 1,562,054
1,800,000 2.393%,  6/2/2028
b
1,884,133
2,750,000 4.478%,  4/4/2031
b
3,277,873
Welltower, Inc.
1,300,000 4.000%,  6/1/2025 1,439,868
1,500,000 2.050%,  1/15/2029 1,523,217
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,670,840
1,850,000 2.963%,  11/16/2040 1,861,853
Total 363,922,690
Foreign Government (0.4%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
c
627,000
Qatar Government International
Bond
1,100,000 4.500%,  4/23/2028
c
1,302,510
Qatar Petroleum
3,000,000 2.250%,  7/12/2031
c
3,035,256
Total 4,964,766
Technology (6.8%)
Apple, Inc.
3,700,000 2.700%,  8/5/2051
d
3,708,775
2,550,000 3.250%,  2/23/2026 2,805,414
1,080,000 3.750%,  9/12/2047 1,285,301
Baidu, Inc.
1,100,000 2.375%,  10/9/2030
g
1,104,257
Broadcom Corporation
2,057,000 3.875%,  1/15/2027 2,280,980
1,800,000 3.500%,  1/15/2028 1,976,028
Broadcom, Inc.
1,800,000 5.000%,  4/15/2030 2,148,946
4,443,000 3.469%,  4/15/2034
c
4,730,608
Dell International, LLC
3,775,000 6.020%,  6/15/2026 4,544,497
700,000 6.100%,  7/15/2027 866,798
2,600,000 8.350%,  7/15/2046 4,256,063
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,838,309
Principal
Amount Long-Term Fixed Income (96.6%) Value
Technology (6.8%) - continued
Fiserv, Inc.
$ 1,775,000 3.200%,  7/1/2026 $ 1,930,239
4,000,000 2.650%,  6/1/2030 4,206,309
Gartner, Inc.
180,000 3.750%,  10/1/2030
c
184,950
Hewlett Packard Enterprise
Company
1,400,000 4.650%,  10/1/2024 1,553,002
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
c
377,100
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028
c
1,282,029
1,400,000 2.950%,  4/15/2031
c
1,462,062
Micron Technology, Inc.
1,750,000 5.327%,  2/6/2029 2,125,545
2,200,000 4.663%,  2/15/2030 2,579,581
NXP Funding, LLC
1,100,000 3.150%,  5/1/2027
c
1,188,596
1,200,000 5.550%,  12/1/2028
c
1,486,253
1,100,000 4.300%,  6/18/2029
c
1,277,567
1,100,000 2.500%,  5/11/2031
c
1,140,396
1,850,000 3.250%,  5/11/2041
c
1,955,075
Oracle Corporation
4,400,000 3.950%,  3/25/2051 4,891,964
2,100,000 2.800%,  4/1/2027 2,245,615
1,800,000 4.300%,  7/8/2034 2,130,220
Panasonic Corporation
1,600,000 3.113%,  7/19/2029
c
1,727,429
Salesforce.com, Inc.
1,900,000 2.900%,  7/15/2051 1,948,638
SK Hynix, Inc.
2,800,000 2.375%,  1/19/2031
c
2,775,863
Switch, Ltd.
135,000 3.750%,  9/15/2028
c
138,102
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 2,068,363
Tencent Holdings, Ltd.
1,200,000 3.680%,  4/22/2041
c
1,281,172
Texas Instruments, Inc.
1,800,000 4.150%,  5/15/2048 2,331,049
VMware, Inc.
3,700,000 2.200%,  8/15/2031
d
3,693,928
Total 79,527,023
Transportation (3.7%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,890,000
Aircastle, Ltd.
985,000 4.400%,  9/25/2023 1,053,500
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
c
2,312,500
1,280,000 5.500%,  4/20/2026
c
1,339,200
1,900,000 5.750%,  4/20/2029
c
2,049,492
Boeing Company
900,000 5.805%,  5/1/2050 1,227,586
3,800,000 3.250%,  2/1/2028 4,045,332
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 2,004,327
1,800,000 4.050%,  6/15/2048 2,223,819
CSX Corporation
1,100,000 2.400%,  2/15/2030 1,144,073
Delta Air Lines, Inc.
676,822 4.250%,  7/30/2023 693,825

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Transportation (3.7%) - continued
$ 926,000 7.000%,  5/1/2025
c
$ 1,089,208
2,000,000 7.375%,  1/15/2026
g
2,354,422
3,150,000 4.750%,  10/20/2028
c
3,520,125
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,968,951
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,587,054
Mileage Plus Holdings, LLC
3,500,000 6.500%,  6/20/2027
c
3,810,625
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,740,979
2,200,000 5.125%,  6/15/2027 2,601,870
1,600,000 2.625%,  2/10/2030 1,655,654
United Airlines Pass Through Trust
628,309 3.750%,  9/3/2026 669,987
United Airlines, Inc.
250,000 4.375%,  4/15/2026
c
257,220
225,000 4.625%,  4/15/2029
c
231,469
XPO Logistics, Inc.
360,000 6.125%,  9/1/2023
c
361,512
Total 42,832,730
U.S. Government & Agencies (3.0%)
U.S. Treasury Bonds
2,800,000 2.375%,  5/15/2051 3,106,250
5,000,000 1.500%,  2/15/2030 5,143,945
3,000,000 1.625%,  5/15/2031 3,110,156
3,500,000 2.250%,  5/15/2041 3,759,766
U.S. Treasury Notes
19,500,000 0.250%,  6/15/2024 19,457,344
Total 34,577,461
Utilities (7.4%)
Ameren Illinois Company
1,050,000 4.500%,  3/15/2049 1,384,809
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 2,001,338
Arizona Public Service Company
1,800,000 3.500%,  12/1/2049 2,019,648
Baltimore Gas and Electric
Company
1,440,000 2.400%,  8/15/2026 1,529,941
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,826,778
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,667,683
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,876,978
1,850,000 2.650%,  6/1/2031 1,925,539
CMS Energy Corporation
1,440,000 3.450%,  8/15/2027 1,606,835
Consolidated Edison Company of
New York, Inc.
2,250,000 4.125%,  5/15/2049 2,684,988
Dominion Energy, Inc.
1,600,000 3.071%,  8/15/2024 1,702,676
1,250,000 4.650%,  12/15/2024
b,e
1,336,562
Duke Energy Corporation
2,900,000 3.500%,  6/15/2051 3,109,919
2,160,000 3.150%,  8/15/2027 2,356,763
Principal
Amount Long-Term Fixed Income (96.6%) Value
Utilities (7.4%) - continued
$ 1,800,000 3.750%,  9/1/2046 $ 1,976,641
Edison International
3,700,000 5.750%,  6/15/2027 4,264,307
Enel Finance International NV
800,000 1.875%,  7/12/2028
c
809,388
2,250,000 2.875%,  7/12/2041
c
2,257,533
Energy Transfer, LP
1,400,000 6.500%,  11/15/2026
b,e
1,436,834
Entergy Corporation
2,000,000 2.400%,  6/15/2031 2,035,326
Exelon Corporation
880,000 3.950%,  6/15/2025 971,135
FirstEnergy Corporation
2,520,000 4.400%,  7/15/2027 2,807,966
700,000 5.350%,  7/15/2047 880,068
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,850,033
1,850,000 5.450%,  7/15/2044
c
2,412,081
Georgia Power Company
2,000,000 3.250%,  3/15/2051 2,105,876
1,800,000 2.650%,  9/15/2029 1,914,971
Indiana Michigan Power Company
650,000 3.250%,  5/1/2051 705,308
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,850,037
NextEra Energy Operating
Partners, LP
360,000 3.875%,  10/15/2026
c
378,900
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 1,320,995
NiSource, Inc.
1,800,000 3.600%,  5/1/2030 2,014,674
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
c
817,717
3,050,000 3.375%,  2/15/2029
c
3,034,750
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,776,187
Pacific Gas and Electric Company
730,000 2.950%,  3/1/2026 746,446
1,100,000 3.300%,  12/1/2027 1,123,317
1,200,000 3.250%,  6/1/2031 1,181,451
2,000,000 4.200%,  6/1/2041 1,955,330
PPL Electric Utilities Corporation
2,200,000 3.000%,  10/1/2049 2,352,762
San Diego Gas and Electric
Company
1,800,000 4.150%,  5/15/2048 2,253,970
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,959,431
Southern Company
4,370,000 3.250%,  7/1/2026 4,775,156
1,900,000 4.000%,  1/15/2051
b
2,004,500
1,350,000 3.750%,  9/15/2051
b
1,375,650
TerraForm Power Operating, LLC
360,000 5.000%,  1/31/2028
c
388,800
Total 85,767,997
Total Long-Term Fixed Income
(cost $1,056,995,816) 1,130,008,854

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
4,722,763 Thrivent Cash Management Trust $ 4,722,763
Total Collateral Held for
Securities Loaned
(cost $4,722,763) 4,722,763
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,e
1,325,000
Total 1,325,000
Total Preferred Stock
(cost $1,250,000) 1,325,000
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
3,843
Total 3,843
Total Common Stock
(cost $119,650) 3,843
Shares or
Principal
Amount Short-Term Investments ( 2.2% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.040%, 9/8/2021
i,j
399,984
Thrivent Core Short-Term Reserve
Fund
2,547,729 0.130% 25,477,289
Total Short-Term Investments
(cost $25,806,695) 25,877,273
Total Investments (cost
$1,092,540,512) 99.6% $1,165,583,768
Other Assets and Liabilities, Net
0.4% 4,814,411
Total Net Assets 100.0% $1,170,398,179
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $243,509,065 or 20.8%
of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f All or a portion of the security is insured or guaranteed.
g All or a portion of the security is on loan.
h Non-income producing security.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July
30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 4,609,768
Total lending $4,609,768
Gross amount payable upon return of
collateral for securities loaned $4,722,763
Net amounts due to counterparty $112,995
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 57,800 – 57,800 –
Communications Services 1,002,220 – 1,002,220 –
Consumer Cyclical 1,355,265 – 1,355,265 –
Consumer Non-Cyclical 1,002,440 – 1,002,440 –
Technology 228,310 – 228,310 –
Long-Term Fixed Income
Asset-Backed Securities 33,998,076 – 33,998,076 –
Basic Materials 29,588,683 – 29,588,683 –
Capital Goods 43,592,960 – 43,592,960 –
Collateralized Mortgage Obligations 264,503 – 264,503 –
Communications Services 96,279,043 – 96,279,043 –
Consumer Cyclical 89,491,264 – 89,491,264 –
Consumer Non-Cyclical 129,005,321 – 129,005,321 –
Energy 96,196,337 – 96,196,337 –
Financials 363,922,690 – 363,922,690 –
Foreign Government 4,964,766 – 4,964,766 –
Technology 79,527,023 – 79,527,023 –
Transportation 42,832,730 – 42,832,730 –
U.S. Government & Agencies 34,577,461 – 34,577,461 –
Utilities 85,767,997 – 85,767,997 –
Preferred Stock
Financials 1,325,000 1,325,000 – –
Common Stock
Communications Services 3,843 – 3,843 –
Short-Term Investments 399,984 – 399,984 –
Subtotal Investments in Securities $1,135,383,716 $1,325,000 $1,134,058,716 $–
Other Investments  * Total
Affiliated Short-Term Investments 25,477,289
Collateral Held for Securities Loaned 4,722,763
Subtotal Other Investments $30,200,052
Total Investments at Value $1,165,583,768
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 894,222 894,222 – –
Total Asset Derivatives $894,222 $894,222 $– $–

Income Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $399,984 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 104 September 2021 $ 16,236,528 $ 894,222
Total Futures Long Contracts $ 16,236,528 $ 894,222
Total Futures Contracts $ 16,236,528 $894,222
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $61,032 $271,924 $307,479 $25,477 2,548 2.2%
Total Affiliated Short-Term Investments 61,032 25,477 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   788 71,324 67,389 4,723 4,723 0.4
Total Collateral Held for Securities Loaned 788 4,723 0.4
Total Value $61,820 $30,200
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $76
Total Income/Non Income Cash from Affiliated Investments $76
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 4
Total Affiliated Income from Securities Loaned, Net $4
Total $– $– $0

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93.1% ) Value
Australia (6.3%)
48,623 Accent Group, Ltd. $ 97,623
6,288 ALS, Ltd. 59,053
25,954 ARB Corporation, Ltd. 892,781
130,020 Aristocrat Leisure, Ltd. 3,984,477
20,566 ASX, Ltd. 1,165,052
10,512 Bapcor, Ltd. 63,214
63,241 Bega Cheese, Ltd. 239,696
62,367 BHP Group, Ltd. 2,449,696
7,634 Breville Group, Ltd. 181,482
41,123 BWP Trust 124,221
129,828 Carsales.com, Ltd. 2,093,470
6,576 Centuria Capital Group 14,107
89,483 Champion Iron, Ltd.
a
500,024
106,360 Charter Hall Group 1,270,982
30,532 Codan Limited 378,681
110,127 Commonwealth Bank of Australia 8,073,176
170,607 Computershare, Ltd. 1,961,581
44,045 Costa Group Holdings, Ltd. 103,958
7,697 Credit Corporation Group, Ltd. 158,448
47,855 CSL, Ltd. 10,187,855
56,180 CSR, Ltd. 230,456
57,233 Data# 3, Ltd. 196,145
55,061 DEXUS Property Group 415,932
17,956 Domino's Pizza Enterprises, Ltd. 1,544,934
17,264 Eagers Automotive, Ltd. 201,610
41,076 Endeavour Group, Ltd.
a
199,852
3,178 Galaxy Resources, Ltd. 10,868
316,517 GWA Group, Ltd. 653,776
19,312 Harvey Norman Holdings, Ltd. 80,655
292,011 Humm Group, Ltd.
a
200,646
14,402 Independence Group NL 98,264
63,699 Ingenia Communities Group 271,890
8,993 IRESS, Ltd. 93,330
19,705 JB Hi-Fi, Ltd. 695,853
616 McMillan Shakespeare, Ltd. 5,736
101,624 Medibank Private, Ltd. 247,849
24,793 Mineral Resources, Ltd. 1,147,148
1,914 Nick Scali, Ltd. 17,234
107,483 Nine Entertainment Company
Holdings, Ltd. 219,159
26,629 Pendal Group, Ltd. 158,080
10,122 Platinum Asset Management, Ltd. 30,497
47,678 Premier Investments, Ltd. 943,835
25,497 REA Group, Ltd. 3,037,293
32,054 Reece, Ltd. 556,063
162,819 Reliance Worldwide Corporation,
Ltd. 665,060
32,803 Rio Tinto, Ltd. 3,215,011
247,332 Sandfire Resources, Ltd. 1,251,878
144,190 SEEK, Ltd. 3,119,100
8,767 Sonic Healthcare, Ltd. 259,033
33,668 Super Retail Group, Ltd. 328,415
548,882 Tabcorp Holdings, Ltd. 2,003,473
11,755 Technology One, Ltd. 81,705
11,826 Washington H. Soul Pattinson and
Company, Ltd. 284,721
9,623 Wesfarmers, Ltd. 433,868
139,158 Westpac Banking Corporation 2,499,611
76,037 Woodside Petroleum, Ltd. 1,221,452
29,714 Woolworths, Ltd. 850,003
47,070 WorleyParsons, Ltd. 386,510
Total 61,856,522
Austria (0.2%)
1,873 BAWAG Group AG
b
106,405
Shares Common Stock (93.1%) Value
Austria (0.2%) - continued
25,883 OMV AG $ 1,397,526
3,420 Osterreichische Post AG 180,536
5,062 Raiffeisen Bank International AG 119,690
3,002 Semperit Aktiengesellschaft
Holding 110,573
4,907 Zumtobel AG
a
52,039
Total 1,966,769
Belgium (0.7%)
15,458 bpost SA
a
173,590
587 Cofinimmo SA 94,860
6,062 D'ieteren Group 971,612
28,290 Groupe Bruxelles Lambert SA 3,291,530
1,801 KBC Groep NV 145,022
167 Melexis NV 18,612
9,133 NV Bekaert SA 433,747
4,139 Telenet Group Holding NV 155,343
1,531 Tessenderlo Group
a
64,764
25,248 Warehouses De Pauw SCA 1,085,877
Total 6,434,957
Bermuda (0.4%)
63,000 CK Infrastructure Holdings, Ltd. 380,324
434 FLEX LNG, Ltd. 5,870
99,269 Golden Ocean Group, Ltd. 978,136
35,300 Hongkong Land Holdings, Ltd. 160,155
10,500 Jardine Matheson Holdings, Ltd. 624,120
290,000 K Wah International Holdings, Ltd. 131,083
124,000 Kerry Logistics Network, Ltd. 369,507
1,593,000 Pacific Basin Shipping, Ltd.
a
710,046
181,000 Road King Infrastructure, Ltd. 210,949
87,800 Shanghai Industrial Urban
Development Group, Ltd. 7,473
43,500 Yue Yuen Industrial Holdings, Ltd.
a
91,803
192,000 Yuexiu Transport Infrastructure, Ltd. 101,290
Total 3,770,756
Brazil (0.3%)
14,200 Ambev SA 45,450
11,100 Atacadao SA 40,792
5,200 Azul SA
a
38,838
30,700 B3 SA - Brasil Bolsa Balcao 90,304
14,700 Banco ABC Brasil SA 42,252
24,611 Banco Bradesco SA ADR 114,933
14,800 Banco do Brasil SA 89,711
1,800 Banco Inter SA 24,472
4,478 Banco Santander Brasil SA ADR 34,749
18,700 BB Seguridade Participacoes SA 76,692
17,500 BRF SA
a
85,883
7,800 CCR SA 19,394
11,291 Centrais Eletricas Brasileiras SA
ADR 88,296
12,100 Cia Brasileira de Distribuicao 72,717
10,522 Companhia Siderurgica Nacional
SA ADR 93,646
19,800 EDP - Energias do Brasil SA 65,388
7,000 Enauta Participacoes SA 20,201
10,700 ENGIE Brasil Energia SA 77,925
26,158 Itau Unibanco Holding SA ADR 150,932
6,900 Itausa SA 14,811
19,900 JBS SA 122,649
700 Localiza Rent a Car SA 8,369
3,600 Locaweb Servicos de Internet SA
b
17,287
9,100 Magazine Luiza SA 35,993
19,300 Metalurgica Gerdau SA 52,805

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
Brazil (0.3%) - continued
1,300 Natura & Company Holding SA
a
$ 13,334
11,300 Petro Rio SA
a
38,468
18,900 Petrobras Distribuidora SA 102,987
44,290 Petroleo Brasileiro SA 229,093
14,186 Petroleo Brasileiro SA ADR 151,364
25,900 Raia Drogasil SA 125,764
1,900 Sendas Distribuidora SA 31,622
3,600 Sul America SA 20,799
11,900 Telefonica Brasil SA 93,998
8,792 Telefonica Brasil SA ADR 70,160
39,300 TIM SA 85,569
1,612 TIM SA ADR 17,571
13,300 Usinas Siderurgicas de Minas
Gerais SA Usiminas 52,401
36,437 Vale SA ADR 765,906
4,200 WEG SA 28,870
Total 3,352,395
Canada (8.2%)
66,476 Bank of Nova Scotia 4,149,155
122,560 BCE, Inc. 6,117,194
16,094 Canadian Apartment Properties
REIT 804,313
68,742 Canadian National Railway
Company 7,469,274
64,569 Canadian Natural Resources, Ltd. 2,130,736
86,159 Canadian Pacific Railway, Ltd. 6,397,699
13,026 Canadian Western Bank 355,093
108,508 CGI, Inc.
a
9,870,610
215,891 CI Financial Corporation 3,936,775
49,887 Dollarama, Inc. 2,349,200
1,290 FirstService Corporation 240,277
1,011 Kinaxis, Inc.
a
131,164
97,744 Laurentian Bank of Canada 3,321,854
2,793 Onex Corporation 212,900
3,454 Open Text Corporation 179,400
35,596 Quebecor, Inc. 931,271
14,797 Restaurant Brands International,
Inc. 1,009,007
37,096 Rogers Communications, Inc.
c
1,893,454
77,445 Royal Bank of Canada 7,832,647
6,138 Shopify, Inc.
a
9,206,570
54,951 TC Energy Corporation 2,678,839
27,948 TELUS Corporation 620,743
50,410 Thomson Reuters Corporation 5,341,618
6,620 TMX Group, Ltd. 727,001
38,543 Toronto-Dominion Bank 2,562,634
Total 80,469,428
Cayman Islands (1.1%)
76,500 3SBio, Inc.
a,b
63,741
25,000 ANTA Sports Products, Ltd. 544,284
3,315 Baidu.com, Inc. ADR
a
543,693
7,000 China Education Group Holdings,
Ltd. 12,693
60,000 China Medical System Holdings,
Ltd. 121,849
26,000 China Meidong Auto Holdings, Ltd. 140,342
68,000 Consun Pharmaceutical Group,
Ltd. 40,137
2,000 Country Garden Services Holdings
Company, Ltd. 16,240
16,200 ENN Energy Holdings, Ltd. 338,067
196,000 IGG, Inc. 222,808
1,246 JOYY, Inc. ADR 66,599
Shares Common Stock (93.1%) Value
Cayman Islands (1.1%) - continued
17,000 Li Ning Company, Ltd. $ 179,542
45,000 Longfor Group Holdings, Ltd.
b
209,169
21,500 Meituan Dianping
a,b
594,936
28,500 NetDragon Websoft Holdings, Ltd. 66,555
7,845 NetEase, Inc. ADR 801,837
12,132 New Oriental Education &
Technology Group, Inc. ADR
a
26,326
3,966 NIO, Inc. ADR
a
177,201
804 Noah Holdings, Ltd. ADR
a
31,034
1,067 Pinduoduo, Inc. ADR
a
97,748
577,000 Shui On Land, Ltd.
a
92,170
292,000 SITC International Holdings
Company, Ltd. 1,204,610
51,490 Tencent Holdings, Ltd. 3,105,266
4,000 Tingyi (Cayman Islands) Holding
Corporation 7,212
22,000 VSTECS Holdings, Ltd. 17,570
150,000 Want Want China Holdings, Ltd. 101,251
4,870 Weibo Corporation ADR
a
274,668
4,500 Wuxi Biologics (Cayman), Inc.
a,b
68,734
106,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
94,871
161,000 Xiaomi Corporation
a,b
527,320
65,500 Zhongsheng Group Holdings, Ltd. 603,664
Total 10,392,137
Chile (<0.1%)
1,274 Banco de Credito e Inversiones SA 52,546
2,196 Banco Santander Chile SA ADR 42,910
1,396 CAP SA 24,190
23,708 Cencosud SA 42,999
3,164 Cia Cervecerias Unidas SA ADR 67,267
323,860 Colbun SA 47,370
13,688 Embotelladora Andina SA 32,737
4,432 Enel Chile SA ADR 11,523
25,417 SMU SA 2,598
Total 324,140
China (1.2%)
6,862 Aier Eye Hospital Group Company,
Ltd. 62,658
15,006 Alibaba Group Holding, Ltd. ADR
a
2,929,021
12,700 Anhui Conch Cement Company,
Ltd., Class A 69,749
54,500 Anhui Conch Cement Company,
Ltd., Class H 260,668
4,058 Autohome, Inc. ADR 183,827
85,000 Bank of China, Ltd. 29,537
92,800 Bank of Jiangsu Company, Ltd. 90,018
2,897 BYD Company, Ltd., Class A 119,756
2,000 BYD Company, Ltd., Class H 61,817
255,000 China Cinda Asset Management
Company, Ltd. 43,314
462,000 China Construction Bank
Corporation 321,803
22,800 China International Capital
Corporation, Ltd.
b
52,520
10,000 China International Travel Service
Corporation, Ltd. 374,017
33,500 China Merchants Bank Company,
Ltd. 254,853
32,800 China Pacific Insurance (Group)
Company, Ltd. 92,366
4,731 China Petroleum & Chemical
Corporation ADR 216,301

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
China (1.2%) - continued
81,893 China Shenhua Energy Company,
Ltd., Class A $ 215,967
157,000 China Shenhua Energy Company,
Ltd., Class H 297,079
57,700 China Vanke Company, Ltd., Class
H 150,312
96,000 CITIC Securities Company, Ltd. 213,790
2,600 Foshan Haitian Flavouring and
Food Company, Ltd. 46,237
117,200 GF Securities Company, Ltd. 280,277
156,600 GF Securities Company, Ltd. 222,506
91,200 Guangzhou R&F Properties
Company, Ltd. 80,029
252,400 Haitong Securities Company, Ltd. 208,014
78,495 Henan Shuanghui Investment &
Development Company, Ltd. 312,691
29,193 Huadong Medicine Company, Ltd. 161,186
93,198 Industrial Bank Company, Ltd. 255,470
2,009 JD.com, Inc. ADR
a
142,398
5,700 Jiangsu Yangnong Chemical
Company, Ltd. 111,174
77,000 Jiangxi Copper Company, Ltd. 161,663
2,502 Kweichow Moutai Company, Ltd. 651,670
8,000 Lenovo Group, Ltd. 7,460
7,800 Midea Group Company, Ltd. 76,941
12,840 NARI Technology Company, Ltd. 62,537
12,400 Offcn Education Technology
Company, Ltd.
a
25,093
261,000 People's Insurance Company
(Group) of China, Ltd. 80,996
1,514 PetroChina Company, Ltd. ADR 63,346
92,000 PICC Property and Casualty
Company, Ltd. 74,319
10,400 Ping An Insurance (Group)
Company of China, Ltd., Class A 86,629
64,168 Ping An Insurance (Group)
Company of China, Ltd., Class H 561,524
47,688 S. F. Holding Company, Ltd. 437,804
22,000 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 39,520
3,000 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 27,494
24,200 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 43,517
90,100 Shanghai Pudong Development
Bank Company, Ltd. 126,173
39,500 Shenzhen Overseas Chinese Town
Company, Ltd. 39,503
6,500 Shenzhou International Group
Holdings, Ltd. 144,256
10,800 Suning.Com Company, Ltd.
a
9,881
102,000 Tong Ren Tang Technologies
Company, Ltd. 75,209
11,196 Vipshop Holdings, Ltd. ADR
a
186,190
5,600 Wanhua Chemical Group
Company, Ltd. 99,039
9,800 Wuhu Sanqi Interactive
Entertainment Network
Technology Group Company,
Ltd. 29,442
2,936 WuXi AppTec Company, Ltd., Class
A 68,471
10,200 WuXi AppTec Company, Ltd., Class
H
b
226,086
Shares Common Stock (93.1%) Value
China (1.2%) - continued
6,600 Yunnan Baiyao Group Company,
Ltd. $ 101,387
7,100 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 403,936
52,000 Zijin Mining Group Company, Ltd. 73,746
55,900 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 66,140
50,200 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 43,236
Total 11,952,563
Colombia (<0.1%)
2,592 Bancolombia SA ADR 73,743
2,801 Interconexion Electrica SA 15,760
Total 89,503
Cyprus (<0.1%)
2,653 Ros Agro plc GDR 38,560
Total 38,560
Czech Republic (0.1%)
5,386 CEZ AS 149,409
3,511 Komercni Banka AS
a
130,331
29,594 Moneta Money Bank AS
a,b
120,309
30 Philip Morris CR 20,262
Total 420,311
Denmark (3.6%)
571 A.P. Moller - Maersk AS, Class B 1,584,653
189 Alk-Abello AS
a
93,179
37,319 Carlsberg AS 6,896,010
1,948 ChemoMetec AS 311,855
14,185 Dampskibsselskabet Norden AS 405,124
7,193 DFDS AS
a
397,289
26,725 DSV AS 6,514,618
3,081 Genmab AS
a
1,392,548
3,998 GN Store Nord AS 350,358
5,407 Jyske Bank AS
a
262,368
300 Netcompany Group AS
b
37,062
148,749 Novo Nordisk AS 13,769,897
3,547 Per Aarsleff Holding AS 152,868
20,688 Royal Unibrew AS 2,803,517
14,047 Scandinavian Tobacco Group AS
b
287,770
284 Sydbank AS 8,694
2,120 Topdanmark AS 107,957
Total 35,375,767
Egypt (<0.1%)
28,604 Commercial International Bank
Egypt SAE GDR
a
103,833
113,186 EFG Hermes Holding Company
a
83,554
Total 187,387
Finland (0.8%)
9,212 Fortum Oyj 253,794
15,460 KONE Oyj 1,280,504
38,017 Neste Oil Oyj 2,336,944
22,738 Nokian Tyres plc 958,989
5,706 Orion Oyj 242,880
6,940 Tieto Oyj 233,423
22,276 Tokmanni Group Corporation 643,166
22,973 UPM-Kymmene Oyj 938,805

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
Finland (0.8%) - continued
13,827 Uponor Oyj $ 440,960
Total 7,329,465
France (6.2%)
35,582 Air Liquide SA 6,188,035
2,542 Alten SA 404,092
63,070 BNP Paribas SA 3,845,970
12,238 Coface SA 153,622
268 Credit Agricole SA 3,737
21,122 Dassault Systemes SE 1,165,141
5,237 Derichebourg
a
55,318
2,653 Gaztransport Et Technigaz SA 212,739
1,176 Hermes International 1,797,848
20,383 Ipsos SA 946,962
98,154 Legrand SA 11,052,062
2,951 LNA Sante 185,884
13,768 L'Oreal SA 6,298,794
4,537 LVMH Moet Hennessy Louis Vuitton
SE 3,632,639
2,706 Mercialys SA 32,779
1,649 Mersen 65,503
10,580 Metropole Television SA 211,854
4,363 Nexans SA 417,599
3,267 Quadient SAS 95,880
49,053 Rexel SA 1,035,607
1,449 Sartorius Stedim Biotech 827,156
76,135 Schneider Electric SE 12,751,777
1,289 Societe BIC SA 87,389
97,498 Societe Generale 2,855,309
12,779 Television Francaise 1 SA 122,017
132,601 Total Energies SE 5,782,315
1,379 Trigano 298,280
118 Virbac SA 47,658
1,254 Wendel SA 176,018
Total 60,749,984
Germany (5.3%)
5,516 Adidas AG 2,002,059
66,272 Allianz SE 16,472,850
97,980 Alstria Office REIT AG 2,072,991
2,205 AURELIUS Equity Opportunities SE
& Company KGaA 68,402
5,611 Aurubis AG 568,233
208 Bechtle AG 42,949
1,824 Carl Zeiss Meditec AG 406,229
358 Cewe Stiftung & Company KGaA 53,680
2,689 CompuGroup Medical SE and
Company KGaA 215,792
872 Dermapharm Holding SE 69,755
13,204 Deutsche Boerse AG 2,203,281
78,907 Deutsche Pfandbriefbank AG
b
869,211
142,760 Deutsche Telekom AG 2,962,875
3,554 ElringKlinger AG
a
57,995
7,821 Evonik Industries AG 271,938
5,039 Freenet AG 120,520
10,452 Gerresheimer AG 1,091,340
485 Hugo Boss AG 29,077
5,844 Jungheinrich AG 321,490
53,950 Klockner & Company SE
a
820,723
4,679 LEG Immobilien AG 739,504
15,742 Merck KGaA 3,222,463
259 New Work SE 77,885
7,433 Rheinmetall AG 713,272
6,565 SAP SE 942,155
2,090 Sartorius Aktiengesellschaft 1,264,272
Shares Common Stock (93.1%) Value
Germany (5.3%) - continued
4,716 Siemens AG $ 735,855
185 Sixt SE
a
25,738
2,257 Stroeer SE 178,519
37,951 Symrise AG 5,595,854
185,033 TAG Immobilien AG 6,136,528
5,555 Takkt AG 91,308
6,770 Wacker Chemie AG 995,898
2,493 Zalando SE
a,b
277,004
Total 51,717,645
Greece (<0.1%)
91,511 Eurobank Ergasias Services and
Holdings SA
a
86,251
5,435 Hellenic Telecommnications
Organization SA 99,180
1,416 JUMBO SA 22,496
8,466 Mytilineos SA 157,034
404 Sarantis SA 4,217
Total 369,178
Hong Kong (0.8%)
184,000 CK Hutchison Holdings, Ltd. 1,344,360
35,000 CLP Holdings, Ltd. 360,900
416,960 CSPC Pharmaceutical Group, Ltd. 562,829
64,000 Far East Horizon, Ltd. 68,273
287,000 Galaxy Entertainment Group, Ltd.
a
1,945,011
96,778 Hang Lung Group, Ltd. 236,989
7,000 Henderson Land Development
Company, Ltd. 31,275
337,000 Hong Kong and China Gas
Company, Ltd. 548,076
39,000 Hysan Development Company, Ltd. 153,568
29,200 Link REIT 279,046
52,000 Luk Fook Holdings International,
Ltd. 166,435
84,000 Power Assets Holdings, Ltd. 543,076
32,000 Shanghai Industrial Holdings, Ltd. 48,860
27,500 Sun Hung Kai Properties, Ltd. 393,398
27,500 Swire Pacific, Ltd. 170,825
148,000 United Laboratories International
Holdings 103,944
94,000 Weichai Power Company, Ltd. 206,028
123,600 Yuexiu Property Company, Ltd. 115,092
Total 7,277,985
Hungary (<0.1%)
3,473 OTP Bank Nyrt
a
187,285
1,906 Richter Gedeon Nyrt 52,292
Total 239,577
India (0.8%)
3,999 ACC, Ltd. 128,864
9,703 Adani Ports and Special Economic
Zone, Ltd. 88,171
19,624 Aditya Birla Capital, Ltd.
a
30,607
30,211 Amara Raja Batteries, Ltd. 292,525
55,906 Ambuja Cements, Ltd. 309,503
10,426 Bajaj Auto, Ltd. 537,347
1,588 Bajaj Finserv, Ltd. 304,426
122 Blue Dart Express, Ltd. 8,978
34,966 Cipla, Ltd.
a
432,690
4,971 Cummins India, Ltd. 56,997
3,902 Cyient, Ltd. 51,783
584 Dixon Technologies, Ltd.
a
33,796
758 Dr. Lal PathLabs, Ltd.
b
36,290

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
India (0.8%) - continued
683 Endurance Technologies, Ltd.
a,b
$ 15,911
12,810 Exide Industries, Ltd. 30,795
4,244 Graphite India, Ltd.
a
40,425
2,190 Gujarat Gas, Ltd. 21,065
39,678 HCL Technologies, Ltd. 547,132
5,964 Heidelberg Cement India, Ltd. 21,239
7,397 Hero Motocorp, Ltd. 275,109
2,508 Housing Development Finance
Corporation 82,562
47,141 Infosys, Ltd. ADR 1,042,759
352 JK Cement, Ltd.
a
15,422
3,390 Jubilant FoodWorks, Ltd.
a
172,445
1,136 Kotak Mahindra Bank, Ltd.
a
25,327
560 L&T Technology Services, Ltd.
b
27,942
4,187 Laurus Labs, Ltd.
b
36,140
2,201 Mahanagar Gas, Ltd. 34,542
3,421 Marico, Ltd. 25,169
17,214 Motherson Sumi Systems, Ltd.
a
54,369
261,634 Oil and Natural Gas Corporation,
Ltd. 405,271
200 Page Industries, Ltd. 84,843
2,575 Persistent Systems, Ltd. 109,036
345 PI Industries, Ltd. 13,684
2,765 Pidilite Industries, Ltd. 84,761
5,542 PNB Housing Finance, Ltd.
a,b
50,170
5,457 Polycab India, Ltd. 135,831
44,212 Power Grid Corporation of India
Ltd., BNS
a,d
96,780
132,638 Power Grid Corporation of India,
Ltd. 305,626
8,664 Reliance Industries, Ltd. 237,498
374 Schaeffler India, Ltd. 34,467
955 Sundram Fasteners, Ltd. 9,818
1,660 Supreme Industries, Ltd. 46,874
16,528 Tata Consultancy Services, Ltd. 704,650
5,420 Tata Elxsi, Ltd. 307,963
2,977 Tech Mahindra, Ltd. 48,463
60,376 Wipro, Ltd. ADR 502,932
Total 7,958,997
Indonesia (<0.1%)
463,700 Mitra Adiperkasa Tbk PT
a
19,887
55,800 PT Japfa Comfeed Indonesia Tbk 6,030
191,100 PT Kalbe Farma Tbk 16,655
6,735 Telekomunikasi Indonesia Persero
Tbk PT ADR 150,527
Total 193,099
Ireland (<0.1%)
69,336 AIB Group plc
a
170,293
10,243 Glanbia plc 175,844
Total 346,137
Isle of Man (0.3%)
118,619 Entain plc
a
2,991,150
Total 2,991,150
Israel (0.5%)
128,358 Bank Hapoalim, Ltd.
a
1,021,464
220,830 Bank Leumi Le-Israel BM
a
1,687,404
2,291 First International Bank of Israel,
Ltd.
a
72,648
48,764 Mizrahi Tefahot Bank, Ltd.
a
1,477,823
45,616 Plus500, Ltd. 887,752
Shares Common Stock (93.1%) Value
Israel (0.5%) - continued
4,329 Radware, Inc.
a
$ 139,524
Total 5,286,615
Italy (2.3%)
128,950 A2A SPA 273,588
32,162 Amplifon SPA 1,588,310
49,761 Azimut Holding SPA 1,280,065
7,807 Banca Farmafactoring SPA
b
81,498
5,543 Biesse SPA
a
210,823
1,600 EL En SPA 22,949
606,234 Enel SPA 5,586,791
136,301 Eni SPA 1,611,848
4,653 Esprinet SPA 85,821
3,981 Interpump Group SPA 248,851
23,995 Iren SPA 73,027
36,550 Italgas SPA 247,397
213,622 Mediobanca SPA
a
2,500,331
45,656 Piaggio & C. SPA 175,372
42,953 Poste Italiane SPA
b
568,377
93,570 Recordati SPA 5,787,480
5,790 Reply SPA 1,035,053
15,130 Salvatore Ferragamo SPA
a
301,776
2,176,139 Telecom Italia SPA 952,961
8,768 UniCredit SPA 104,878
Total 22,737,196
Japan (18.6%)
16,200 ABC-MART, Inc. 893,209
30,700 Advantest Corporation 2,710,227
12,600 AEON Financial Service Company,
Ltd. 155,231
64 AEON REIT Investment Corporation 93,106
1,300 Aica Kogyo Company, Ltd. 45,934
2,500 Aichi Steel Corporation 66,308
53,400 Air Water, Inc. 798,288
10,100 Alfresca Holdings Corporation 153,822
73,700 Amada Holdings Company, Ltd. 757,499
9,300 AnGes, Inc.
a,c
58,421
1,800 AOKI Holdings, Inc. 10,771
21,000 Arcs Company, Ltd. 427,708
18,800 Asahi Group Holdings, Ltd. 845,897
309,100 Astellas Pharmaceutical, Inc. 4,923,154
27,900 Autobacs Seven Company, Ltd. 410,423
11,000 Bandai Namco Holdings, Inc. 711,746
1,800 BayCurrent Consulting, Inc. 716,815
2,800 Canon Electronics, Inc. 40,943
1,700 Central Glass Company, Ltd. 34,369
26,900 Chiyoda Company, Ltd. 213,783
74,200 Chugai Pharmaceutical Company,
Ltd. 2,734,310
103,600 Citizen Watch Company, Ltd. 405,266
500 CKD Corporation 10,000
36,300 Dai Nippon Printing Company, Ltd. 855,422
48,500 Daicel Corporation 402,800
5,300 Daido Steel Company, Ltd. 250,199
8,400 Daikin Industries, Ltd. 1,754,195
34 Daiwa Office Investment
Corporation 245,311
322 Daiwa Securities Living Investment
Corporation 353,525
24,800 Dena Company, Ltd. 466,982
38,700 Denso Corporation 2,658,735
22,200 Dexerials Corporation 511,846
16,300 DIC Corporation 440,492
8,100 DIP Corporation 236,894

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
Japan (18.6%) - continued
5,900 DISCO Corporation $ 1,684,785
8,000 Doshisha Company, Ltd. 125,953
2,000 DTS Corporation 48,275
4,000 Eagle Industry Company, Ltd. 47,294
9,600 Ebara Corporation 474,864
5,400 Eisai Company, Ltd. 444,165
200 EIZO Corporation 8,435
400 EN-Japan, Inc. 13,968
13,500 Exedy Corporation 204,438
12,400 F.C.C. Company, Ltd. 177,768
4,200 Fast Retailing Company, Ltd. 2,848,453
61,300 Financial Products Group
Company, Ltd. 412,466
28,700 Fuji Soft, Inc. 1,450,161
1,400 Fujibo Holdings, Inc. 51,002
8 Fukuoka REIT Corporation 13,446
3,100 Furukawa Electric Company, Ltd. 79,825
600 Future Corporation 10,071
122 Global One Real Estate Investment
Corporation 140,919
8,200 Glory, Ltd. 176,195
500 Gunze, Ltd. 21,650
7,400 H.U. Group Holdings, Inc. 192,106
15,900 H2O Retailing Corporation 120,394
17 Hankyu REIT, Inc. 25,139
12,500 Hanwa Company, Ltd. 369,875
250 Heiwa Real Estate REIT, Inc. 398,264
5,800 Hikari Tsushin, Inc. 1,004,158
4,400 Hogy Medical Company, Ltd. 138,369
3,500 Hokuto Corporation 61,401
91,000 Honda Motor Company, Ltd. 2,922,726
6,300 Hosiden Corporation 57,796
13,200 Hoya Corporation 1,863,439
203 Hulic REIT, Inc. 359,159
600 IDEC Corporation 11,993
11,400 IDOM, Inc. 104,416
22,200 Iino Kaiun Kaisha, Ltd. 92,051
55,700 Inaba Denki Sangyo Company, Ltd. 1,359,268
5,300 Inabata & Company, Ltd. 82,478
936 Invincible Investment Corporation 367,725
25,700 ITOCHU Techno-Solutions
Corporation 788,363
6,900 Izumi Company, Ltd. 236,183
3,800 Jaccs Company, Ltd. 88,372
7,000 JAFCO Company, Ltd. 399,874
5,200 Japan Aviation Electronics Industry,
Ltd. 82,799
459 Japan Hotel REIT Investment
Corporation 279,901
72 Japan Logistics Fund, Inc. 218,472
3,300 Japan Petroleum Exploration
Company, Ltd. 54,835
224,100 Japan Post Bank Company, Ltd. 1,902,096
33 Japan Prime Realty Investment
Corporation 129,071
554 Japan Retail Fund Investment
Corporation 580,335
47,600 Japan Tobacco, Inc. 930,118
400 Kaga Electronics Company, Ltd. 10,438
62,400 Kamigumi Company, Ltd. 1,316,812
1,600 Kaneka Corporation 63,356
21,100 Kanematsu Corporation 291,931
1,300 Kanematsu Electronics, Ltd. 42,719
61,871 Kao Corporation 3,725,336
5,000 Kawasaki Kisen Kaisha, Ltd.
a
171,115
130,500 KDDI Corporation 3,991,160
Shares Common Stock (93.1%) Value
Japan (18.6%) - continued
45 Kenedix Office Investment
Corporation $ 331,830
247 Kenedix Retail REIT Corporation 685,551
14,200 Keyence Corporation 7,909,442
68,500 Kinden Corporation 1,110,814
10,200 Kobe Bussan Company, Ltd. 343,438
17,600 Kobe Steel, Ltd. 117,437
17,600 Kokuyo Company, Ltd. 285,576
3,000 Komatsu, Ltd. 75,177
8,600 KOMEDA Holdings Company, Ltd. 161,229
106,300 Konica Minolta Holdings, Inc. 546,643
5,200 K's Holdings Corporation 61,436
57,100 Kyoei Steel, Ltd. 739,908
3,800 Kyokuto Kaihatsu Kogyo Company,
Ltd. 54,439
3,300 Kyushu Electric Power Company,
Inc. 24,945
8,900 Lasertec Corporation 1,670,813
5,900 Lintec Corporation 128,621
24,400 M3, Inc. 1,595,923
10,700 Macnica Fuji Electronics Holdings,
Inc. 275,006
26,800 Maeda Corporation 225,312
2,500 Makino Milling Machine Company,
Ltd. 94,323
221,200 Marubeni Corporation 1,882,725
37,400 Marui Group Company, Ltd. 655,140
13,900 Maxell Holdings, Ltd.
a
162,705
4,400 Micronics Japan Company ,Ltd. 56,132
2,000 Milbon Company, Ltd. 110,331
10,400 Ministop Company, Ltd. 135,507
147,400 Mitsubishi Corporation 4,134,390
182,600 Mitsubishi Electric Corporation 2,477,380
316,900 Mitsubishi HC Capital, Inc. 1,728,476
3,100 Mitsubishi Logistics Corporation 92,096
9,600 Mitsubishi Motors Corporation 26,777
4,500 Mitsubishi Research Institute, Inc. 163,881
76,600 Mitsubishi UFJ Financial Group,
Inc. 404,653
24,500 Mitsuboshi Belting, Ltd. 409,107
203,300 Mitsui & Company, Ltd. 4,666,224
23,400 Mitsui O.S.K. Lines, Ltd. 1,214,171
1,700 Modec, Inc. 28,468
287 Mori Hills REIT Investment
Corporation 422,132
20 Mori Trust Sogo REIT, Inc. 28,853
1,500 MS and AD Insurance Group
Holdings, Inc. 46,367
6,500 Murata Manufacturing Company,
Ltd. 539,407
2,400 Nachi-Fujikoshi Corporation 97,744
115,600 NEC Networks & System Integration
Corporation 2,050,000
78,700 NHK Spring Company, Ltd. 608,059
33,900 Nidec Corporation 3,805,055
2,100 Nihon Unisys, Ltd. 63,323
16,300 Nikkon Holdings Company, Ltd. 358,993
800 Nintendo Company, Ltd. 411,283
70 Nippon Building Fund, Inc. 452,386
22,700 Nippon Electric Glass Company,
Ltd. 515,445
30,610 Nippon Light Metal Holdings
Company, Ltd. 538,836
110 Nippon REIT Investment
Corporation 456,312
600 Nippon Shokubai Company, Ltd. 28,860

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
Japan (18.6%) - continued
1,400 Nippon Steel Trading Corporation $ 60,092
195,300 Nippon Telegraph and Telephone
Corporation 5,001,266
15,100 Nissan Chemical Industries, Ltd. 740,107
206,578 Nissan Motor Company, Ltd.
a
1,198,946
12,300 Nisshin Oillio Group, Ltd. 338,712
1,300 Nitori Holdings Company, Ltd. 247,099
30,300 Nitto Kogyo Corporation 500,013
2,700 Nojima Corporation 70,179
9,200 NOK Corporation 121,694
500 NS Solutions Corporation 15,917
5,600 NS United Kaiun Kaisha, Ltd. 141,068
96,000 Obayashi Corporation 785,016
24,700 Okamura Corporation 349,842
5,900 Oki Electric Industry Company, Ltd. 55,125
5,700 Okuma Corporation 285,555
1,700 OPT Holdings, Inc. 33,045
23,500 Oracle Corporation Japan 1,755,451
168,600 ORIX Corporation 2,949,726
10,900 OUTSOURCING, Inc. 208,635
6,600 Paramount Bed Holdings
Company, Ltd. 117,969
15,600 Pasona Group, Inc. 316,425
1,100 Pilot Corporation 37,808
18,000 PLENUS Company, Ltd. 346,646
90 Premier Investment Corporation 130,702
3,100 Prima Meat Packers, Ltd. 84,056
4,400 Proto Corporation 55,800
700 Raito Kogyo Company, Ltd. 12,534
19,016 Recruit Holdings Company, Ltd. 985,612
140,100 Renesas Electronics Corporation
a
1,520,595
2,000 RENOVA, Inc.
a
90,272
3,200 Resorttrust, Inc. 52,595
10,600 Rinnai Corporation 984,735
9,800 ROHTO Pharmaceutical Company,
Ltd. 258,358
2,100 Round One Corporation 20,468
14,600 Ryoyo Electro Corporation
c
321,702
300 S Foods, Inc. 9,370
2,800 Samty Corporation, Ltd. 56,494
37,700 Sangetsu Company, Ltd. 547,844
5,200 Sankyu, Inc. 233,727
3,800 Sanyo Special Steel Company,
Ltd.
a
63,672
7,900 Sato Holdings Corporation 201,803
23,200 Sawai Group Holdings Company,
Ltd. 993,683
10,800 SCREEN Holdings Company, Ltd. 978,330
22,400 Secom Company, Ltd. 1,695,470
4,300 Seiko Holdings Corporation 89,811
33,200 Seino Holdings Company, Ltd. 422,555
36,700 Sekisui House, Ltd. 726,861
14,600 Senko Group Holdings Company,
Ltd. 147,754
46,500 Seven & I Holdings Company, Ltd. 2,074,848
18,800 Shikoku Electric Power Company 123,704
200 SHIMAMURA Company, Ltd. 19,333
25,600 Shin-Etsu Chemical Company, Ltd. 4,176,109
6,800 Shin-Etsu Polymer Company, Ltd. 63,459
2,200 Shinko Electric Industries
Company, Ltd. 74,780
13,200 Shionogi & Company, Ltd. 695,174
6,100 SHO-BOND Holdings Company,
Ltd. 257,673
141,100 SKY Perfect JSAT Holdings, Inc. 533,817
223,000 SoftBank Corporation 2,912,650
Shares Common Stock (93.1%) Value
Japan (18.6%) - continued
21,400 SoftBank Group Corporation $ 1,345,753
281,700 Sojitz Corporation 861,801
22,600 Sony Group Corporation 2,360,943
376 Star Asia Investment Corporation
REIT 207,288
6,700 Star Micronics Company, Ltd. 100,809
700 Sugi Holdings Company, Ltd. 51,658
4,300 Sumco Corporation 99,452
179,400 Sumitomo Corporation 2,438,031
274,800 Sumitomo Electric Industries, Ltd. 3,904,006
2,800 Sumitomo Forestry Company, Ltd. 52,782
10,400 Sumitomo Heavy Industries, Ltd. 288,057
110,300 Sumitomo Mitsui Financial Group,
Inc. 3,718,112
1,800 Sumitomo Seika Chemicals
Company, Ltd. 60,913
700 Sumitomo Warehouse Company,
Ltd. 10,214
18,276 Sundrug Company, Ltd. 593,278
4,900 Taikisha, Ltd. 154,771
22,500 Taisei Corporation 758,281
12,100 Taiyo Holdings Company, Ltd. 559,111
60 Takara Leben Real Estate
Investment Corporation 71,517
5,900 Takara Standard Company, Ltd. 85,929
32,200 Takashimaya Company, Ltd. 334,133
62,100 Takeda Pharmaceutical Company,
Ltd. 2,067,094
1,200 TechnoPro Holdings, Inc. 30,013
13,400 Terumo Corporation 520,064
4,700 TIS, Inc. 121,900
55,600 Toagosei Company, Ltd. 580,813
5,000 TOCALO Company, Ltd. 62,826
11,800 Tokai Rika Company, Ltd. 183,895
28,900 Tokio Marine Holdings, Inc. 1,377,405
12,000 Tokyo Electron, Ltd. 4,949,106
25,200 Tokyo Seimitsu Company, Ltd. 1,078,909
15,200 Tokyotokeiba Company, Ltd. 605,343
3,700 Tokyu Fudosan Holdings
Corporation 20,742
26,600 Toppan Forms Company, Ltd. 256,219
2,300 Toshiba Machine Company, Ltd. 54,659
600 Toshiba TEC Corporation 24,173
10,400 Toyo Tanso Company, Ltd. 273,147
18,200 Toyo Tire & Rubber Company, Ltd. 343,653
1,000 Toyobo Company, Ltd. 12,690
14,800 Toyoda Gosei Company, Ltd. 347,885
8,400 Toyota Boshoku Corporation 169,458
24,000 Toyota Motor Corporation 2,154,611
15,700 Transcosmos, Inc. 445,476
1,900 Trend Micro, Inc. 98,920
13,600 TS Tech Company, Ltd. 202,331
32,900 Tsubakimoto Chain Company 1,001,913
81,900 TV Asahi Holdings Corporation 1,272,981
9,400 ULVAC, Inc. 457,733
49,800 Ushio, Inc. 892,369
20,600 USS Company, Ltd. 358,604
500 ValueCommerce Company, Ltd. 17,351
2,000 Wacoal Holdings Corporation 45,552
8,800 WealthNavi, Inc.
a
342,951
4,200 Yellow Hat, Ltd. 80,953
13,700 Yuasa Trading Company, Ltd. 391,513
433,400 Z Holdings Corporation 2,169,246
1,300 ZEON Corporation 17,762

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
Japan (18.6%) - continued
17,700 ZIGExN Company, Ltd. $ 68,942
Total 182,319,615
Jersey (0.3%)
29,330 Experian plc 1,291,285
417,279 Man Group plc 1,148,153
Total 2,439,438
Kuwait (<0.1%)
2,614 HumanSoft Holding Company KSC 30,941
75,238 Kuwait Finance House K.S.C.P. 196,578
5,932 Mobile Telecommunications
Company KSCP 11,669
38,486 National Industries Group Holding
a
29,166
Total 268,354
Luxembourg (0.8%)
4,865 Allegro.eu SA
a,b
83,472
7,916 APERAM 496,106
361,195 B&M European Value Retail SA 2,775,020
822 Befesa SA
b
64,541
15,098 Eurofins Scientific SE 1,805,915
5,680 Solutions 30 SE
a
47,637
134,839 Tenaris SA ADR 2,756,109
Total 8,028,800
Malaysia (<0.1%)
3,200 AEON Credit Service (M) Berhad 9,069
39,936 Berjaya Sports Toto Berhad 18,454
20,500 Bursa Malaysia Berhad 36,944
23,600 Hong Leong Bank Berhad 100,663
59,800 Mah Sing Group Berhad 11,974
35,200 Press Metal Aluminium Holdings
Berhad 40,205
167,700 Public Bank Berhad 158,163
8,300 TIME dotCom Berhad 28,320
4,180 V.S. Industry Berhad, Warrants
(Expires 06/14/2024)
a
342
8,100 Yinson Holdings Berhad 9,175
Total 413,309
Mexico (0.1%)
9,248 America Movil SAB de CV ADR 153,979
11,800 Arca Continental SAB de CV 72,016
310 Coca-Cola FEMSA SAB de CV ADR 17,537
2,416 Fomento Economico Mexicano SAB
de CV ADR 211,086
16,700 Gentera, SAB de CV
a
9,715
1,225 Grupo Aeroportuario del Sureste,
SAB de CV
a
22,165
31,330 Grupo Financiero Banorte SAB de
CV ADR 202,684
40,300 Grupo Mexico, SAB de CV 184,593
15,900 Megacable Holdings SAB de CV 55,992
2,200 Regional SA 13,648
46,600 Wal-Mart de Mexico, SAB de CV 153,521
Total 1,096,936
Netherlands (5.0%)
50,427 Aalberts NV 3,074,198
122,816 ABN AMRO Group NV
a,b
1,431,625
1,101 Akzo Nobel NV 136,004
24,148 ASML Holding NV 18,458,419
4,626 Brunel International NV 61,262
Shares Common Stock (93.1%) Value
Netherlands (5.0%) - continued
63,248 Euronext NV
b
$ 7,036,123
2,600 Ferrari NV 566,641
17,878 Flow Traders
b
727,005
38,925 ForFarmers BV 220,947
3,085 IMCD NV 534,516
44,821 ING Groep NV 575,087
144,844 Koninklijke (Royal) KPN NV 475,289
43,402 Koninklijke DSM NV 8,749,072
1,179 OCI NV
a
28,601
173,491 PostNL NV 938,866
8,444 Qiagen NV
a
452,542
6,953 RHI Magnesita NV 365,713
30,822 Signify NV
b
1,726,617
54,080 Unilever NV 3,117,175
2,464 Van Lanschot Kempen NV 63,281
900 Yandex NV
a
61,186
Total 48,800,169
New Zealand (0.3%)
111,554 Contact Energy, Ltd. 634,082
72,992 Fletcher Building, Ltd. 388,660
18,201 Meridian Energy, Ltd. 66,177
4,189 Spark New Zealand, Ltd. 13,827
16,271 Xero, Ltd.
a
1,688,150
Total 2,790,896
Norway (1.1%)
433 Atea ASA 8,254
1,715 Austevoll Seafood ASA 21,621
316,014 DNB Bank ASA 6,476,056
3,685 Entra ASA
b
89,844
126,724 Equinor ASA 2,468,481
72,123 Europris ASA
b
485,296
2,078 Kongsberg Gruppen ASA 59,516
4,691 Nordic Semiconductor ASA
a
153,606
2,316 Orkla ASA 21,035
2,643 Selvaag Bolig ASA 17,501
18,319 SpareBank 1 SMN 254,214
12,792 Veidekke ASA 164,773
28,764 Wallenius Wilhelmsen ASA
a
90,771
21,458 XXL ASA
a,b
46,937
15,537 Yara International ASA 818,902
Total 11,176,807
Philippines (<0.1%)
1,080 Globe Telecom, Inc. 40,188
2,900 Manila Electric Company 15,395
4,330 Security Bank Corporation 9,530
Total 65,113
Poland (0.1%)
11,544 Asseco Poland SA 240,267
136 Bank Handlowy w Warszawie SA
a
1,597
4,957 Bank Pekao SA
a
121,067
1,123 CCC Spolka Akcyjna
a
35,444
1,616 Jastrzebska Spolka Weglowa SA
a
14,590
460 mBank SA
a
38,283
19 Mercator Medical Spolka Akcyjna
a
1,011
16,048 Powszechna Kasa Oszczednosci
Bank Polski SA
a
157,632
Total 609,891
Portugal (0.1%)
23,548 CTT-Correios de Portugal SA 122,515

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
Portugal (0.1%) - continued
39,429 Galp Energia SGPS SA $ 384,502
49,461 Sonae 48,828
Total 555,845
Russian Federation (0.3%)
38,340 Alrosa PJSC 67,908
57,092 Gazprom PJSC ADR 444,319
4,292 Lukoil ADR 367,763
2,279 Mechel PJSC ADR
a
4,968
3,202 MMC Norilsk Nickel PJSC ADR 110,769
367 Novatek PJSC GDR 81,667
716 Novolipetsk Steel OJSC GDR 25,120
81 PAO Transneft 180,201
24,522 Rosneft Oil Company PJSC GDR 180,419
170,330 Sberbank of Russia PJSC 712,112
6,651 Severstal PJSC 162,686
7,250 Sovcomflot OAO 8,636
266,800 Surgutneftegas PJSC 139,270
22,169 Surgutneftegas PJSC ADR 97,210
Total 2,583,048
Saudi Arabia (0.2%)
2,730 Al Jouf Agricultural Development
Company 58,671
16,033 Al Rajhi Bank 474,340
9,057 Arabian Cement Company 112,416
11,962 Arriyadh Development Company 91,727
31,402 Bank AlJazira
a
162,000
844 Dr. Sulaiman Al Habib Medical
Services Group Company 38,410
5,475 Eastern Province Cement Company 72,043
422 Jarir Marketing Company 22,636
8,613 National Commercial Bank 126,311
890 National Medical Care Company 16,701
525 Qassim Cement Company 12,039
29,603 Riyad Bank 206,804
8,589 Saudi Basic Industries Corporation 276,269
6,138 Saudi British Bank
a
50,408
4,439 Saudi Industrial Investment Group
Company 43,740
2,100 Saudi Industrial Services Company 27,157
4,392 Saudi Telecom Company 156,786
505 Southern Province Cement
Company 11,472
4,833 Yanbu Cement Company 60,142
Total 2,020,072
Singapore (1.1%)
666,900 Ascendas REIT 1,534,699
1,103 China Yuchai International, Ltd. 16,159
320,600 DBS Group Holdings, Ltd. 7,173,859
85,000 Fortune Real Estate Investment
Trust
a
92,374
96,000 Keppel DC REIT
a
186,902
60,300 SembCorp Industries, Ltd. 93,016
23,200 Singapore Exchange, Ltd. 202,999
183,500 Singapore Press Holdings, Ltd. 254,603
69,500 Wing Tai Holdings, Ltd. 93,867
654,000 Yangzijiang Shipbuilding Holdings,
Ltd. 661,800
303,000 Yanlord Land Group, Ltd. 250,321
Total 10,560,599
South Africa (0.2%)
21,807 AECI, Ltd. 148,494
Shares Common Stock (93.1%) Value
South Africa (0.2%) - continued
2,504 African Rainbow Minerals, Ltd. $ 51,091
857 Anglo American Platinum, Ltd. 112,156
12,278 Barloworld, Ltd. 90,573
21,563 DataTec, Ltd. 34,660
894 Exxaro Resources, Ltd. 11,063
22,389 FirstRand, Ltd. 83,069
7,062 Impala Platinum Holdings, Ltd. 127,303
6,936 Investec, Ltd. 25,878
2,129 Kumba Iron Ore, Ltd. 112,953
3,117 Massmart Holdings, Ltd.
a
12,286
52,686 Momentum Metropolitan Holdings 69,151
10,133 Motus Holdings, Ltd. 58,870
6,982 Mr Price Group, Ltd. 103,887
22,197 MTN Group, Ltd.
a
159,435
3,102 Naspers, Ltd. 598,625
23,732 Ninety One, Ltd. 73,312
9,309 Old Mutual, Ltd. 8,209
4,930 Pick n Pay Stores, Ltd. 17,586
31,970 Sanlam, Ltd. 126,298
4,573 Sasol, Ltd.
a
68,179
4,247 Shoprite Holdings, Ltd. 46,495
11,559 Sibanye Stillwater, Ltd. 50,376
3,201 Standard Bank Group 26,979
7,127 Telkom SA SOC, Ltd.
a
20,616
Total 2,237,544
South Korea (0.7%)
518 Celltrion, Inc.
a
114,352
5,285 Cheil Worldwide, Inc. 111,328
2,832 Chong Kun Dang Pharmaceutical
Corporation 320,600
197 ChongKunDang Company, Ltd. 17,233
175 Daou Technology, Inc. 4,068
421 Dentium Company, Ltd. 26,465
1,091 DIO Corporation
a
46,434
4,145 DongKook Pharmaceutical
Company, Ltd. 90,973
3,402 Green Cross Holdings Corporation 93,381
541 Hansol Chemical Company, Ltd. 125,970
78 Hugel, Inc.
a
16,254
115 Huons Global Company, Ltd. 6,525
365 Hyundai Glovis Company, Ltd. 61,860
756 Hyundai Green Food Company,
Ltd. 6,617
124 Hyundai Home Shopping Network
Corporation 8,770
265 Hyundai Motor Company 50,433
7,023 Hyundai Steel Company 330,359
6,959 JB Financial Group Corporation,
Ltd. 46,770
6,090 Kia Corporation 444,757
215 Korea Electric Terminal Company,
Ltd. 17,711
97 Korea Zinc Company, Ltd. 46,180
249 Kumho Petrochemical Company,
Ltd. 44,109
559 LG Chem, Ltd. 410,588
338 Lotte Shopping Company, Ltd. 31,627
2,493 LS Electric Company, Ltd. 140,936
3,129 LX International Corporation 84,175
2,101 LX Semicon Company, Ltd. 219,306
2,924 Meritz Fire & Marine Insurance
Company, Ltd. 64,910
17,228 Meritz Securities Company, Ltd. 73,626
45 NAVER Corporation 16,961

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
South Korea (0.7%) - continued
596 Osstem Implant Company, Ltd. $ 67,061
87 PharmaResearch Company, Ltd. 6,729
1,930 POSCO 613,850
34,610 Samsung Electronics Company,
Ltd. 2,365,122
8,888 Samsung Securities Corporation,
Ltd. 342,422
341 Sebang Global Battery Company,
Ltd. 25,942
2,478 Shinhan Financial Group Company,
Ltd. 83,987
3,328 SK Hynix, Inc. 325,799
910 SK, Inc. 212,378
37 Taekwang Industrial Corporation,
Ltd. 36,105
121 UNID Company, Ltd. 12,427
Total 7,165,100
Spain (1.2%)
997 Acciona SA 152,854
80,013 Acerinox SA 1,069,603
4,530 Almirall SA 71,877
31,831 Applus Services SA 306,420
401,039 Banco Bilbao Vizcaya Argentaria
SA 2,567,253
1,578,593 Banco de Sabadell SA
a
1,097,521
410,646 Banco Santander SA 1,504,265
195,596 Bankinter SA 1,068,561
53,888 CIA De Distribucion Integral 1,161,612
2,849 CIE Automotive SA 84,935
8,067 Gestamp Automocion SA
a,b
39,449
37,912 Iberdrola SA 456,276
24,918 Industria de Diseno Textil SA 845,132
1,079 Laboratorios Farmaceuticos ROVI,
SA 76,158
4,443 Let's GOWEX SA
a,d,e
1
227,381 Liberbank SA 76,413
111,474 Linea Directa Aseguradora SA 224,738
228,865 Mediaset Espana Comunicacion
SA
a
1,361,532
Total 12,164,600
Sweden (4.9%)
3,319 AB Industrivarden, Class A 132,428
136,729 AB Industrivarden, Class C 5,233,983
4,805 Addtech AB 99,980
36,466 Alfa Laval AB 1,522,854
88,167 Arjo AB 1,113,707
114,168 Assa Abloy AB 3,662,086
131,083 Atlas Copco AB, Class A 8,877,602
41,937 Atlas Copco AB, Class B 2,384,469
11,951 Axfood AB 323,474
80,076 Betsson AB 644,634
4,511 Bilia AB 96,792
23,375 Biotage AB 669,068
9,896 Boliden AB 385,667
13,743 Bonava  AB 146,989
39,796 Castellum AB 1,114,571
17,772 Dios Fastigheter AB 201,804
34,094 Dometic Group AB
b
578,691
11,729 Evolution Gaming Group AB
b
2,040,849
1,690 Fortnox AB 90,660
29,143 Getinge AB 1,266,469
147,335 Granges AB 1,947,717
243,477 Hexpol AB 3,314,927
Shares Common Stock (93.1%) Value
Sweden (4.9%) - continued
7,024 Holmen AB $ 369,758
135,907 Husqvarna AB 1,901,833
22,168 Indutrade AB 723,084
28,842 Inwido AB 534,497
16,340 Kungsleden AB 220,565
8,083 L E Lundbergforetagen AB 576,786
37,562 LeoVegas AB
b
161,708
21,993 Lindab International AB 641,871
11,501 Mekonomen Aktiebolag
a
183,970
5,769 New Wave Group AB
a
92,436
24,178 Nobia AB 198,181
93,119 Nobina AB
b
858,633
2 Nordic Entertainment Group AB
a
107
71,936 Resurs Holding AB
b
346,968
18,847 Skanska AB 532,045
25,069 SSAB AB, Class A
a
143,163
163,639 SSAB AB, Class B
a
836,496
35,780 Thule Group AB
b
1,806,494
64,607 Trelleborg AB 1,597,060
17,376 Wihlborgs Fastigheter AB 404,837
Total 47,979,913
Switzerland (9.4%)
2,176 ALSO Holding AG 669,507
5,690 Ascom Holding AG
a
97,583
2,270 Bachem Holding AG 1,502,975
29,485 Baloise Holding AG 4,648,916
852 Banque Cantonale Vaudoise 76,060
148 Barry Callebaut AG 375,126
198 BKW FMB Energie 21,812
67 Bossard Holding AG 21,703
1,400 Bucher Industries AG 779,127
2 Chocoladefabriken Lindt and
Spruengli AG 231,827
29,885 Coca-Cola HBC AG 1,128,550
1,392 DKSH Holding AG 117,675
149 dormakaba Holding AG 103,074
446 EMS-CHEMIE Holding AG 494,418
6,235 Ferguson plc 874,084
146,632 Ferrexpo plc 980,112
61 Forbo Holding AG 130,561
2,560 Geberit AG 2,101,960
80 Gurit Holding AG 181,045
18,426 Holcim, Ltd. 1,080,154
4,654 Huber & Suhner AG 395,813
47 Interroll Holding AG 214,804
2,079 Kuehne & Nagel International AG 701,315
272 Lindt & Spruengli AG 3,047,745
4,558 Lonza Group AG 3,548,978
114,533 Nestle SA 14,503,277
177,056 Novartis AG 16,373,859
18,411 OC Oerlikon Corporation AG 208,403
3,190 Partners Group Holding AG 5,449,681
40,152 PSP Swiss Property AG 5,433,691
3,915 Roche Holding AG 1,512,412
643 Siegfried Holding AG 650,640
20,682 Sika AG 7,285,659
17,024 Sonova Holding AG 6,684,218
6,113 Swiss Life Holding AG 3,153,104
11,086 Tecan Group AG 6,392,954
959 Vontobel Holding AG 84,558
3,324 Zehnder Group AG 353,090
Total 91,610,470

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
Taiwan (1.1%)
151,000 Asia Cement Corporation
a
$ 280,300
244,000 Capital Securities Corporation 139,980
34,000 Chipbond Technology Corporation 91,374
224,000 CTBC Financial Holding Company,
Ltd.
a
183,434
70,000 Delta Electronics, Inc. 721,277
35,000 Feng Hsin Iron & Steel Company,
Ltd.
a
102,165
27,000 Formosa Plastics Corporation 96,581
178,000 Fubon Financial Holding Company,
Ltd. 478,493
27,000 Giga-Byte Technology Company,
Ltd. 97,011
11,000 Greatek Electronics, Inc. 37,576
15,000 Holtek Semiconductor, Inc. 72,521
13,000 Huaku Development Company, Ltd. 39,514
166,534 IBF Financial Holdings Company,
Ltd. 98,053
7,000 International Games System Co.,
Ltd. 218,442
188,000 King Yuan Electronics Company,
Ltd.
a
313,402
33,602 Makalot Industrial Company, Ltd. 286,007
1,000 MediaTek, Inc. 32,698
12,000 Nan Ya Plastics Corporation 37,450
7,000 Nantex Industry Company, Ltd. 30,843
24,000 Novatek Microelectronics
Corporation
a
441,488
7,000 Phison Electronics Corporation
a
119,629
20,000 Realtek Semiconductor Corporation 422,276
108,758 Sigurd Microelectronics
Corporation
a
250,264
19,000 Sinbon Electronics Company, Ltd. 163,443
6,000 Syncmold Enterprise Corporation
a
17,645
21,000 Systex Corporation 65,824
88,145 Taichung Commercial Bank
Company, Ltd. 37,537
9,000 Taiwan Cogeneration Corporation
a
12,348
3,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 8,391
10,000 Taiwan Paiho, Ltd. 33,242
236,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,945,240
62,000 Topco Scientific Company, Ltd. 287,826
6,000 Tripod Technology Corporation 25,800
168,000 Tung Ho Steel Enterprise
Corporation 281,169
78,000 United Microelectronics
Corporation 163,109
21,000 Vanguard International
Semiconductor Corporation
a
87,008
Total 10,719,360
Thailand (0.1%)
2,800 AEON Thana Sinsap (Thailand)
Public Company, Ltd. NVDR 14,514
171,000 AP (Thailand) Public Company, Ltd.
NVDR 41,147
40,600 Com7 Public Company, Ltd. NVDR 80,125
56,200 Eastern Polymer Group Public
Company, Ltd. NVDR 20,712
11,600 Kasikornbank pcl NVDR 36,326
636,200 Land and Houses Public Company,
Ltd. NVDR 151,025
4,800 PTT Exploration and Production
Public Company, Ltd. NVDR 15,033
Shares Common Stock (93.1%) Value
Thailand (0.1%) - continued
23,200 Srisawad Corporation Public
Company, Ltd. NVDR $ 45,204
94,500 Thai Vegetable Oil Public
Company, Ltd. NVDR 90,475
92,700 TISCO Financial Group Public
Company, Ltd. 248,135
Total 742,696
Turkey (<0.1%)
680 Ford Otomotiv Sanayi AS 13,926
16,442 Is Yatirim Menkul Degerler AS 26,513
7,700 Koza Altin Isletmeleri AS
a
95,304
11,784 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
18,972
2,207 Nuh Cimento Sanayi AS 10,033
376 Otokar Otomotiv ve Savunma
Sanayi AS 13,008
17,549 TAV Havalimanlari Holding AS
a
46,967
1,586 Turkcell Iletisim Hizmetleri AS ADR 7,216
7,361 Turkiye Garanti Bankasi AS 7,443
9,842 Vestel Elektronik Sanayi ve Ticaret
AS 34,878
Total 274,260
United Kingdom (8.3%)
26,280 888 Holdings Public Company, Ltd. 135,714
720,074 Auto Trader Group plc
a,b
6,524,021
51,501 Avacta Group plc
a
97,358
2,538 Bank of Georgia Group plc
a
52,918
935,178 Barclays plc 2,262,284
128,861 Barratt Developments plc 1,259,323
32,098 Bellway plc 1,465,519
863,565 BP plc 3,466,392
3,355 Brewin Dolphin Holdings plc 16,723
1,146 Britvic plc 15,523
40,358 Cairn Energy plc 71,559
31,956 Central Asia Metals plc 108,827
4,118 Chemring Group plc 17,582
17,643 CMC Markets plc
b
110,358
4,211 Coca-Cola European Partners plc 261,335
15,084 Computacenter plc 570,208
36,840 Crest Nicholson Holdings plc
a
212,411
23,315 Croda International plc 2,729,298
6,636 CVS Group plc
a
221,601
29,386 Dechra Pharmaceuticals plc 2,030,086
140,671 Diageo plc 6,975,392
6,247 Diploma plc 256,624
60,006 Dixons Carphone plc
a
107,635
5,756 Drax Group plc 32,244
701 Euromoney Institutional Investor plc 9,907
17,730 FirstGroup plc
a
20,341
2,491 Frasers Group plc
a
20,872
7,940 Genus plc 608,410
934 Go-Ahead Group plc
a
13,346
78,009 Halfords Group plc
a
385,805
263,550 Halma plc 10,579,219
53,596 Hays plc
a
110,258
3,084 Hill & Smith Holdings plc 69,617
102,356 Howden Joinery Group plc 1,275,524
125,816 HSBC Holdings plc 694,533
77,372 IG Group Holdings plc 958,539
29,174 Imperial Brands plc 624,628
83,400 Inchcape plc 985,105
5,617 InterContinental Hotels Group plc
a
370,969
41,782 Intermediate Capital Group plc 1,259,130

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.1%) Value
United Kingdom (8.3%) - continued
793,670 ITV plc
a
$ 1,234,126
98,819 John Wood Group plc
a
299,341
75,277 Just Group plc
a
104,336
8,785 Kainos Group plc 210,888
40,720 LondonMetric Property plc 140,675
60,430 Marks and Spencer Group plc
a
113,762
166 Marshalls plc 1,684
16,520 Marston's plc
a
19,243
17,634 Mondi plc 488,884
223,588 Moneysupermarket.com Group plc 789,120
4,131 Morgan Advanced Materials plc 22,107
9,021 Morgan Sindall Group plc 293,419
1,558 Next plc
a
170,670
151,680 PageGroup plc
a
1,296,645
87,131 Paragon Banking Group plc 669,148
23,490 Pennon Group plc 416,821
38,704 Playtech plc
a
199,056
41,899 Reach plc 223,933
58,137 Redde Northgate plc 341,786
5,838 Redrow plc 52,160
215,426 RELX plc 6,332,332
3,261 Renishaw plc 231,967
25,800 Rio Tinto plc 2,191,475
222,248 Royal Dutch Shell plc, Class A 4,467,422
358,593 Royal Dutch Shell plc, Class B 7,085,544
52,897 Royal Mail plc 370,618
18,765 S4 Capital plc
a
181,020
11,575 Safestore Holdings plc 169,904
5,334 Spectris plc 264,762
13,387 Spirax-Sarco Engineering plc 2,789,180
102,107 Spirent Communications plc 362,205
86,050 Stagecoach Group plc
a
89,289
94,471 Standard Chartered plc 566,338
94,526 Tate & Lyle plc 969,732
444,802 Tritax Big Box REIT plc 1,301,301
12,486 Vesuvius plc 92,620
3,215 Vistry Group plc 53,291
Total 81,593,942
United States (0.1%)
11,637 Yum China Holding, Inc. 723,705
Total 723,705
Virgin Islands, British (<0.1%)
1,125 Mail.Ru Group, Ltd. GDR
a
23,423
Total 23,423
Total Common Stock
(cost $758,969,042) 912,792,128
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
1,947 Sixt SE 161,337
9,409 Volkswagen AG 2,291,763
Total 2,453,100
South Korea (<0.1%)
335 LG Chem, Ltd. 111,745
Shares Preferred Stock (0.3%) Value
South Korea (<0.1%) - continued
4,823 Samsung Electronics Company,
Ltd. $ 302,768
Total 414,513
Total Preferred Stock
(cost $2,722,336) 2,867,613
Shares
Collateral Held for Securities
Loaned ( 0.2% )
2,149,558 Thrivent Cash Management Trust 2,149,558
Total Collateral Held for
Securities Loaned
(cost $2,149,558) 2,149,558
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
f
139,360
3,250,000 6.000%,  5/16/2024
f
138,125
637,000 6.000%,  11/15/2026
f
27,072
680,000 5.375%,  4/12/2027
f
28,900
70,000 5.500%,  4/12/2037
f
2,975
Total 336,432
Total Long-Term Fixed Income
(cost $3,822,422) 336,432
Shares or
Principal
Amount Short-Term Investments ( 6.3% )
Federal Home Loan Bank Discount
Notes
100,000 0.004%,  8/4/2021
g,h
100,000
300,000 0.003%,  8/6/2021
g,h
299,999
500,000 0.025%,  8/11/2021
g,h
499,996
100,000 0.040%,  9/15/2021
g,h
99,995
3,800,000 0.042%,  9/22/2021
g,h
3,799,785
600,000 0.040%,  9/23/2021
g,h
599,965
Thrivent Core Short-Term Reserve
Fund
5,661,287 0.130% 56,612,874
Total Short-Term Investments
(cost $61,945,618) 62,012,614
Total Investments (cost
$829,608,976) 100.0% $980,158,345
Other Assets and Liabilities,
Net 0.0% 449,269
Total Net Assets 100.0% $980,607,614

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $28,527,384 or 2.9% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 2,050,607
Total lending $2,050,607
Gross amount payable upon return of
collateral for securities loaned $2,149,558
Net amounts due to counterparty $98,951
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 56,574,912 1,317,713 55,257,198 1
Consumer Discretionary 92,609,382 5,291,596 87,317,786 –
Consumer Staples 63,361,943 650,871 62,711,072 –
Energy 42,900,880 3,187,120 39,713,760 –
Financials 158,363,546 448,301 157,915,245 –
Health Care 100,014,546 – 100,014,546 –
Industrials 160,728,367 16,159 160,712,208 –
Information Technology 115,429,874 11,705,145 103,724,729 –
Materials 74,547,476 770,874 73,776,602 –
Real Estate 37,064,002 – 37,064,002 –
Utilities 11,197,200 88,296 11,012,124 96,780
Preferred Stock
Consumer Discretionary 2,291,763 – 2,291,763 –
Industrials 161,337 – 161,337 –
Information Technology 302,768 – 302,768 –
Materials 111,745 – 111,745 –
Long-Term Fixed Income
Energy 336,432 – 336,432 –
Short-Term Investments 5,399,740 – 5,399,740 –
Subtotal Investments in Securities $921,395,913 $23,476,075 $897,823,057 $96,781
Other Investments  * Total
Affiliated Short-Term Investments 56,612,874
Collateral Held for Securities Loaned 2,149,558
Subtotal Other Investments $58,762,432
Total Investments at Value $980,158,345
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,277,915 1,277,915 – –
Total Liability Derivatives $1,277,915 $1,277,915 $– $–

International Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling
$5,303,337 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 1 September 2021 $ 48,888 ( $ 412)
ICE mini MSCI EAFE Index 623 September 2021 73,404,609 (1,155,299)
ICE US mini MSCI Emerging Markets Index 32 September 2021 2,166,524 (122,204)
Total Futures Long Contracts $ 75,620,021 ( $ 1,277,915)
Total Futures Contracts $ 75,620,021 ($1,277,915)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $49,546 $126,542 $119,475 $56,613 5,661 5.8%
Total Affiliated Short-Term Investments 49,546 56,613 5.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,557 91,199 90,606 2,150 2,150 0.2
Total Collateral Held for Securities Loaned 1,557 2,150 0.2
Total Value $51,103 $58,763
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $0 $0 $– $73
Total Income/Non Income Cash from Affiliated Investments $73
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 93
Total Affiliated Income from Securities Loaned, Net $93
Total $0 $0 $0

Large Cap Growth Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (16.4%)
270,897 Activision Blizzard, Inc. $ 22,652,407
63,012 Alphabet, Inc., Class A
a
169,787,724
282,864 Facebook, Inc.
a
100,784,443
355,802 Live Nation Entertainment, Inc.
a
28,069,220
429,581 Twitter, Inc.
a
29,963,275
Total 351,257,069
Consumer Discretionary (15.9%)
56,832 Amazon.com, Inc.
a
189,113,595
182,227 Aptiv plc
a
30,404,575
70,486 Carvana Company
a
23,793,254
17,682 Chipotle Mexican Grill, Inc.
a
32,949,346
179,251 Penn National Gaming, Inc.
a
12,257,183
76,447 Tesla, Inc.
a
52,534,379
Total 341,052,332
Consumer Staples (0.7%)
274,912 BJ's Wholesale Club Holdings,
Inc.
a
13,921,543
Total 13,921,543
Financials (5.9%)
180,044 American Express Company 30,702,903
538,691 Charles Schwab Corporation 36,604,054
118,391 First Republic Bank 23,088,613
83,560 S&P Global, Inc. 35,823,843
Total 126,219,413
Health Care (14.4%)
77,263 Amedisys, Inc.
a
20,136,283
93,088 Amgen, Inc. 22,484,476
258,437 Cerner Corporation 20,775,750
57,186 Dexcom, Inc.
a
29,479,955
192,253 Edwards Lifesciences Corporation
a
21,584,244
12,407 Humana, Inc. 5,283,645
39,196 Intuitive Surgical, Inc.
a
38,861,266
221,861 Novo Nordisk AS ADR
b
20,544,329
77,233 Stryker Corporation 20,925,509
112,149 Teladoc Health, Inc.
a
16,648,519
59,868 Thermo Fisher Scientific, Inc. 32,329,319
83,899 Veeva Systems, Inc.
a
27,914,036
152,301 Zoetis, Inc. 30,871,413
Total 307,838,744
Industrials (5.2%)
101,343 Honeywell International, Inc. 23,692,980
64,452 Lockheed Martin Corporation 23,954,875
120,912 Norfolk Southern Corporation 31,174,741
719,894 Uber Technologies, Inc.
a
31,286,593
Total 110,109,189
Information Technology (39.8%)
115,234 Adobe, Inc.
a
71,632,911
1,094,402 Apple, Inc. 159,629,476
194,172 Mastercard, Inc. 74,938,742
652,704 Microsoft Corporation 185,961,897
368,296 NVIDIA Corporation 71,814,037
353,007 PayPal Holdings, Inc.
a
97,264,019
244,552 QUALCOMM, Inc. 36,633,889
200,209 Salesforce.com, Inc.
a
48,436,563
73,611 ServiceNow, Inc.
a
43,275,171
Shares Common Stock (98.3%) Value
Information Technology (39.8%) - continued
249,073 Square, Inc.
a
$ 61,585,790
Total 851,172,495
Total Common Stock
(cost $1,049,666,354) 2,101,570,785
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
19,647,775 Thrivent Cash Management Trust 19,647,775
Total Collateral Held for
Securities Loaned
(cost $19,647,775) 19,647,775
Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
3,215,504 0.130% 32,155,037
Total Short-Term Investments
(cost $32,135,748) 32,155,037
Total Investments (cost
$1,101,449,877) 100.7% $2,153,373,597
Other Assets and Liabilities, Net
(0.7%) (14,372,831)
Total Net Assets 100.0% $2,139,000,766
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 19,510,820
Total lending $19,510,820
Gross amount payable upon return of
collateral for securities loaned $19,647,775
Net amounts due to counterparty $136,955
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 351,257,069 351,257,069 – –
Consumer Discretionary 341,052,332 341,052,332 – –
Consumer Staples 13,921,543 13,921,543 – –
Financials 126,219,413 126,219,413 – –
Health Care 307,838,744 307,838,744 – –
Industrials 110,109,189 110,109,189 – –
Information Technology 851,172,495 851,172,495 – –
Subtotal Investments in Securities $2,101,570,785 $2,101,570,785 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 32,155,037
Collateral Held for Securities Loaned 19,647,775
Subtotal Other Investments $51,802,812
Total Investments at Value $2,153,373,597
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $24,892 $358,462 $ 351,199 $32,155 3,216 1.5%
Total Affiliated Short-Term Investments 24,892 32,155 1.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   10,855 120,309 111,516 19,648 19,648 0.9
Total Collateral Held for Securities Loaned 10,855 19,648 0.9
Total Value $35,747 $51,803
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $2 $(2) $– $46
Total Income/Non Income Cash from Affiliated Investments $46
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 4
Total Affiliated Income from Securities Loaned, Net $4
Total $2 $(2) $1

Large Cap Value Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.7% ) Value
Communications Services (6.9%)
10,072 Alphabet, Inc., Class C
a
$ 27,238,918
710,249 Comcast Corporation 41,783,949
376,996 Discovery, Inc., Class A
a,b
10,936,654
674,136 Verizon Communications, Inc. 37,603,306
Total 117,562,827
Consumer Discretionary (7.3%)
132,310 Aptiv plc
a
22,075,924
10,840 AutoZone, Inc.
a
17,599,499
148,970 D.R. Horton, Inc. 14,216,207
196,595 Lowe's Companies, Inc. 37,881,891
41,649 Mohawk Industries, Inc.
a
8,117,390
229,555 Sony Group Corporation ADR 23,942,586
Total 123,833,497
Consumer Staples (5.9%)
62,189 Kimberly-Clark Corporation 8,440,291
118,631 Lamb Weston Holdings, Inc. 7,920,992
411,038 Philip Morris International, Inc. 41,140,793
295,971 Wal-Mart Stores, Inc. 42,190,666
Total 99,692,742
Energy (5.4%)
492,552 BP plc ADR 11,909,907
250,954 ConocoPhillips 14,068,481
584,405 Devon Energy Corporation 15,101,025
556,822 Enterprise Products Partners, LP 12,567,473
109,816 Exxon Mobil Corporation 6,322,107
283,703 Halliburton Company 5,866,978
185,798 Marathon Petroleum Corporation 10,259,766
109,951 Pioneer Natural Resources
Company 15,983,577
Total 92,079,314
Financials (23.0%)
1,166,934 Bank of America Corporation 44,763,588
172,876 Capital One Financial Corporation 27,954,049
331,096 Charles Schwab Corporation 22,497,973
127,700 Chubb, Ltd. 21,548,098
214,414 Citigroup, Inc. 14,498,675
218,867 Comerica, Inc. 15,027,408
145,052 Discover Financial Services 18,032,865
399,660 Equitable Holdings, Inc. 12,337,504
331,866 J.P. Morgan Chase & Company 50,370,622
71,111 Marsh & McLennan Companies,
Inc. 10,468,961
379,545 Morgan Stanley 36,428,729
153,219 Raymond James Financial, Inc. 19,838,796
80,496 Torchmark Corporation 7,494,983
350,058 Truist Financial Corporation 19,053,657
916,771 Wells Fargo & Company 42,116,460
241,647 Zions Bancorporations NA 12,601,891
40,453 Zurich Insurance Group AG 16,309,630
Total 391,343,889
Health Care (15.5%)
81,785 AbbVie, Inc. 9,511,595
66,711 Anthem, Inc. 25,617,691
61,158 Biogen, Inc.
a
19,982,153
175,750 Centene Corporation
a
12,058,208
96,756 Cigna Holding Company 22,204,534
170,435 CVS Health Corporation 14,037,027
248,129 GlaxoSmithKline plc ADR 9,959,898
93,466 HCA Healthcare, Inc. 23,198,261
Shares Common Stock (97.7%) Value
Health Care (15.5%) - continued
231,683 Johnson & Johnson $ 39,895,813
275,677 Medtronic plc 36,199,147
439,384 Merck & Company, Inc. 33,775,448
99,266 Zimmer Biomet Holdings, Inc. 16,222,050
Total 262,661,825
Industrials (13.4%)
26,816 Boeing Company
a
6,073,288
94,202 Carlisle Companies, Inc. 19,051,412
413,607 CSX Corporation 13,367,778
515,475 Delta Air Lines, Inc.
a
20,567,452
104,863 General Dynamics Corporation 20,556,294
448,521 Johnson Controls International plc 32,033,370
36,947 Kansas City Southern 9,894,407
92,284 L3Harris Technologies, Inc. 20,924,474
101,922 Otis Worldwide Corporation 9,127,115
62,059 Parker-Hannifin Corporation 19,364,270
189,697 Raytheon Technologies
Corporation 16,494,154
135,511 United Parcel Service, Inc. 25,931,385
46,160 United Rentals, Inc.
a
15,212,028
Total 228,597,427
Information Technology (10.7%)
890,094 Cisco Systems, Inc. 49,284,505
145,575 Microsoft Corporation 41,475,773
173,135 QUALCOMM, Inc. 25,935,623
16,521 Samsung Electronics Company,
Ltd. GDR 28,311,854
818,315 Telefonaktiebolaget LM Ericsson
ADR 9,435,172
114,020 Texas Instruments, Inc. 21,734,492
41,844 VMware, Inc.
a,b
6,433,097
Total 182,610,516
Materials (4.5%)
466,515 Axalta Coating Systems, Ltd.
a
14,042,102
418,650 CF Industries Holdings, Inc. 19,781,212
95,444 Eastman Chemical Company 10,758,448
76,317 LyondellBasell Industries NV 7,580,568
21,575 Martin Marietta Materials, Inc. 7,838,197
162,294 Nucor Corporation 16,881,822
Total 76,882,349
Real Estate (2.6%)
218,998 American Campus Communities,
Inc. 11,017,789
49,154 AvalonBay Communities, Inc. 11,198,756
126,805 CBRE Group, Inc.
a
12,231,610
631,491 Host Hotels & Resorts, Inc.
a
10,059,652
Total 44,507,807
Utilities (2.5%)
179,078 Duke Energy Corporation 18,822,889
104,346 Entergy Corporation 10,739,290
258,351 Exelon Corporation 12,090,827
Total 41,653,006
Total Common Stock
(cost $1,100,116,689) 1,661,425,199

Large Cap Value Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
17,367,900 Thrivent Cash Management Trust $ 17,367,900
Total Collateral Held for
Securities Loaned
(cost $17,367,900) 17,367,900
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
4,535,407 0.130% 45,354,074
Total Short-Term Investments
(cost $45,331,246) 45,354,074
Total Investments (cost
$1,162,815,835) 101.4% $1,724,147,173
Other Assets and Liabilities, Net
(1.4%) (23,538,445)
Total Net Assets 100.0% $1,700,608,728
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 16,489,058
Total lending $16,489,058
Gross amount payable upon return of
collateral for securities loaned $17,367,900
Net amounts due to counterparty $878,842
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 117,562,827 117,562,827 – –
Consumer Discretionary 123,833,497 123,833,497 – –
Consumer Staples 99,692,742 99,692,742 – –
Energy 92,079,314 92,079,314 – –
Financials 391,343,889 375,034,259 16,309,630 –
Health Care 262,661,825 262,661,825 – –
Industrials 228,597,427 228,597,427 – –
Information Technology 182,610,516 154,298,662 28,311,854 –
Materials 76,882,349 76,882,349 – –
Real Estate 44,507,807 44,507,807 – –
Utilities 41,653,006 41,653,006 – –
Subtotal Investments in Securities $1,661,425,199 $1,616,803,715 $44,621,484 $–
Other Investments  * Total
Affiliated Short-Term Investments 45,354,074
Collateral Held for Securities Loaned 17,367,900
Subtotal Other Investments $62,721,974
Total Investments at Value $1,724,147,173
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $17,758 $170,775 $ 143,179 $45,354 4,535 2.7%
Total Affiliated Short-Term Investments 17,758 45,354 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,892 128,316 123,840 17,368 17,368 1.0
Total Collateral Held for Securities Loaned 12,892 17,368 1.0
Total Value $30,650 $62,722
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $39
Total Income/Non Income Cash from Affiliated Investments $39
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 30
Total Affiliated Income from Securities Loaned, Net $30
Total $– $– $1

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.4% ) Value
Asset-Backed Securities (21.0%)
510 Asset Backed 2021-NPL1
Trust
$ 5,820,173
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
$ 5,824,534
522 Funding CLO, Ltd.
5,200,000
1.174%,  (LIBOR 3M +
1.040%), 10/20/2031, Ser.
2018-3A, Class AR
a,c
5,201,518
Affirm Asset Securitization Trust
5,500,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
5,512,168
Aimco CLO 11, Ltd.
5,500,000
1.506%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,c
5,507,271
Arch Street CLO, Ltd.
8,125,278
1.134%,  (LIBOR 3M +
1.000%), 10/20/2028, Ser.
2016-2A, Class AR2
a,c
8,126,188
7,500,000
1.834%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
a,c
7,500,832
Ares XXXVII CLO, Ltd.
4,000,000
1.296%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,c
4,000,076
Arkansas Student Loan Authority
3,771,478
1.047%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
3,785,549
Atrium IX
4,000,000
1.125%,  (LIBOR 3M +
0.990%), 5/28/2030, Ser. 9A,
Class AR2
a,c
4,000,992
BCC Funding XVII, LLC
4,000,000
0.910%,  8/20/2025, Ser.
2020-1, Class A2
a
4,013,939
Benefit Street Partners CLO II, Ltd.
3,000,000
1.576%,  (LIBOR 3M +
1.450%), 7/15/2029, Ser.
2013-IIA, Class A2R2
a,c
2,995,824
Benefit Street Partners CLO IV, Ltd.
5,500,000
1.314%,  (LIBOR 3M +
1.180%), 1/20/2032, Ser.
2014-IVA, Class ARRR
a,c
5,505,819
Benefit Street Partners CLO XVI,
Ltd.
4,000,000
1.164%,  (LIBOR 3M +
1.030%), 1/17/2032, Ser.
2018-16A, Class A1R
a,c
4,001,552
BlueMountain CLO, Ltd.
2,668,341
1.364%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,c
2,668,639
4,022,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,c
4,007,959
CarVal CLO II, Ltd.
8,500,000
1.244%,  (LIBOR 3M +
1.110%), 4/20/2032, Ser.
2019-1A, Class ANR
a,c
8,500,604
Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (21.0%) - continued
CBAM, Ltd.
$ 6,430,000
1.406%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,c
$ 6,431,080
Commonbond Student Loan Trust
389,535
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
397,165
1,281,298
0.589%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
1,272,875
Conn's Receivables Funding
525,704
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
526,169
CoreVest American Finance Trust
1,134,306
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,177,445
Earnest Student Loan Program,
LLC
378,411
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
380,104
ECMC Group Student Loan Trust
4,960,151
1.239%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,c
5,008,921
Education Funding Trust
2,980,884
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
3,063,593
Flatiron CLO, Ltd.
4,000,000
1.606%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,983,412
FREED ABS Trust 2021-2
10,126,747
0.680%,  6/19/2028, Ser.
2021-2, Class A
a
10,133,006
Freedom ABS Trust
516,626
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
518,833
Galaxy XX CLO, Ltd.
6,482,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,c
6,482,434
Galaxy XXIII CLO, Ltd.
6,000,000
1.475%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
5,990,718
Garrison BSL CLO, Ltd.
3,476,231
1.104%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,c
3,476,534
Genesis Private Label Amortizing
Trust
245,720
2.080%,  7/20/2030, Ser.
2020-1, Class A
a
245,720
Genesis Sales Finance Master
Trust
4,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
4,532,565
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
10,002,853
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.430%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
3,002,343

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (21.0%) - continued
Golub Capital Partners, Ltd.
$ 5,028,926
1.284%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,c
$ 5,029,373
Gracie Point International Funding
6,000,000
0.850%,  (LIBOR 1M +
0.750%), 11/1/2023, Ser.
2021-1A, Class A
a,c
6,000,000
Home RE, Ltd.
6,900,000
1.293%,  (SOFR30A +
1.250%), 1/25/2034, Ser.
2021-2, Class M1A
a,c,d
6,899,972
Invitation Homes Trust
7,084,962
1.189%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,c
7,103,769
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
4,592,403
0.869%,  (LIBOR 1M +
0.780%), 3/25/2051, Ser.
2021-1
c
4,599,486
Lendingpoint Asset Securitization
Trust
5,950,000
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
5,950,332
Longfellow Place CLO, Ltd.
9,000,000
1.876%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
8,999,964
Madison Park Funding XI, Ltd.
3,500,000
1.588%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
3,500,077
Madison Park Funding XXV, Ltd.
7,000,000
1.775%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,c
7,001,169
Madison Park Funding, Ltd.
4,500,000
1.734%,  (LIBOR 3M +
1.600%), 1/20/2029, Ser.
2012-10A, Class BR3
a,c
4,500,297
Marlette Funding Trust
48,366
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
48,423
7,200,000
0.510%,  9/15/2031, Ser.
2021-2A, Class A
a
7,204,465
Mercury Financial Credit Card
Master Trust
3,300,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
a
3,313,433
Mission Lane Credit Card Master
Trust
4,500,000
1.590%,  9/15/2026, Ser.
2021-A, Class A
a
4,499,772
Mountain View CLO, Ltd.
3,500,000
1.246%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
a,c
3,499,664
MRA Issuance Trust
4,000,000
1.842%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
a,c
3,999,634
Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (21.0%) - continued
National Collegiate Trust
$ 1,017,363
0.384%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
$ 999,591
Navient Private Education Refi
Loan Trust
7,345,799
1.060%,  10/15/2069, Ser.
2021-CA, Class A
a
7,373,754
Navient Student Loan Trust
1,475,612
0.689%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
1,479,498
427,493
0.839%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,c
427,738
Neuberger Berman CLO XIV, Ltd.
3,500,000
1.162%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,c
3,494,701
Neuberger Berman CLO, Ltd.
3,000,000
1.168%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,c
2,999,997
Neuberger Berman Loan Advisers
CLO, Ltd.
7,500,000
1.104%,  (LIBOR 3M +
0.970%), 7/20/2031, Ser.
2020-37A, Class AR
a,c
7,501,073
New Hampshire Higher Education
Loan Corporation
4,258,859
1.289%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
c
4,397,358
Northstar Education Finance, Inc.
477,837
0.789%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,c
479,976
Octagon Investment Partners XVII,
Ltd.
5,425,000
1.125%,  (LIBOR 3M +
1.000%), 1/25/2031, Ser.
2013-1A, Class A1R2
a,c
5,430,496
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,590,669
OZLM VIII, Ltd.
4,350,758
1.304%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,c
4,352,007
OZLM XI, Ltd.
8,393,251
1.379%,  (LIBOR 3M +
1.250%), 10/30/2030, Ser.
2015-11A, Class A1R
a,c
8,395,651
Parallel 2019-1, Ltd.
3,000,000
1.494%,  (LIBOR 3M +
1.360%), 7/20/2032, Ser.
2019-1A, Class A1
a,c
3,000,000
Progress Residential Trust
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,047,744
3,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
3,096,959

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (21.0%) - continued
SLM Student Loan Trust
$ 2,594,041
0.489%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
$ 2,551,465
Small Business Lending Trust
72,056
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
72,031
405,555
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
406,798
SoFi Consumer Loan Program
Trust
158,508
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
158,815
311,806
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
314,225
SoFi Professional Loan Program,
LLC
85,938
0.939%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,c
86,082
Sound Point CLO XIV, Ltd.
5,500,000
1.638%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
5,493,136
Sound Point CLO XV, Ltd.
9,000,000
1.638%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
9,001,503
Sound Point CLO XX, Ltd.
3,000,000
1.225%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,c
2,999,997
TCW CLO 2019-1 AMR, Ltd.
5,500,000
1.831%,  (LIBOR 3M +
1.675%), 2/15/2029, Ser.
2019-1A, Class B
a,c
5,499,076
THL Credit Wind River CLO, Ltd.
1,500,000
1.564%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,c
1,504,424
Toorak Mortgage Corporation, Ltd.
4,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
4,506,821
Upstart Securitization Trust
77,709
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
77,803
601,695
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
604,507
1,707,542
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
1,718,124
1,814,351
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
1,824,760
2,691,970
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
2,697,664
5,520,482
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
5,526,811
9,000,000
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
9,000,732
VCAT Asset Securitization, LLC
3,610,654
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
3,621,311
Principal
Amount Long-Term Fixed Income (98.4%) Value
Asset-Backed Securities (21.0%) - continued
Voya CLO, Ltd.
$ 1,248,051
1.326%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,c
$ 1,248,048
Whitebox CLO II, Ltd.
2,750,000
2.075%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,c
2,755,363
Wind River CLO, Ltd.
5,000,000
1.734%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
5,001,670
Total 356,667,442
Basic Materials (1.5%)
Air Products and Chemicals, Inc.
975,000 1.500%,  10/15/2025 1,002,372
Anglo American Capital plc
2,087,000 4.875%,  5/14/2025
a
2,368,222
DowDuPont , Inc.
2,000,000 4.205%,  11/15/2023 2,157,913
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 824,557
Freeport-McMoRan, Inc.
2,000,000 4.550%,  11/14/2024 2,174,800
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,540,611
2,000,000 4.625%,  4/29/2024
a
2,196,109
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,116,247
LYB International Finance III, LLC
1,400,000 1.250%,  10/1/2025 1,408,089
Mosaic Company
750,000 3.250%,  11/15/2022 775,317
Nucor Corporation
950,000 2.000%,  6/1/2025 988,794
Southern Copper Corporation
3,650,000 3.875%,  4/23/2025 3,981,237
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 970,062
Syngenta Finance NV
4,200,000 4.892%,  4/24/2025
a
4,651,054
Total 26,155,384
Capital Goods (1.9%)
Boeing Company
3,250,000 4.875%,  5/1/2025 3,644,433
2,500,000 2.196%,  2/4/2026 2,522,659
Caterpillar Financial Services
Corporation
1,075,000 0.450%,  9/14/2023 1,078,002
1,700,000 0.800%,  11/13/2025 1,698,273
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,210,489
General Electric Company
1,010,000 3.450%,  5/15/2024 1,080,721
Honeywell International, Inc.
1,075,000 1.350%,  6/1/2025 1,098,982
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 875,393
John Deere Capital Corporation
1,400,000 0.400%,  10/10/2023 1,403,176

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Capital Goods (1.9%) - continued
$ 1,750,000 0.700%,  1/15/2026 $ 1,740,124
Meritage Homes Corporation
3,000,000 6.000%,  6/1/2025 3,398,730
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,470,727
PACCAR Financial Corporation
1,350,000 2.650%,  4/6/2023 1,403,112
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,313,493
1,750,000 0.875%,  11/15/2025 1,737,555
Roper Technologies, Inc.
1,250,000 3.650%,  9/15/2023 1,331,460
750,000 2.350%,  9/15/2024 784,367
825,000 1.000%,  9/15/2025 824,983
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,193,059
W.W. Grainger, Inc.
1,125,000 1.850%,  2/15/2025 1,167,719
Total 32,977,457
Collateralized Mortgage Obligations (15.6%)
Affirm Asset Securitization Trust
6,623,853
1.900%,  1/15/2025, Ser.
2020-Z2, Class A
a
6,675,463
9,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a,d
9,001,042
Banc of America Funding Trust
378,988
2.365%,  1/25/2035, Ser.
2004-D, Class 4A1
c
393,046
1,246,659
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,273,407
Bear Stearns Adjustable Rate
Mortgage Trust
118,041
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
120,283
415,317
3.068%,  10/25/2036, Ser.
2006-4, Class 1A1
c
407,835
Bellemeade Re, Ltd.
3,500,000
2.089%,  (LIBOR 1M +
2.000%), 10/25/2030, Ser.
2020-3A, Class M1A
a,c
3,512,717
3,500,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
3,519,214
6,000,000
1.250%,  (SOFR30A +
1.200%), 6/25/2031, Ser.
2021-2A, Class M1A
a,c
6,011,221
BRAVO Residential Funding Trust
849,862
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
869,379
8,396,400
0.800%,  (SOFR30A +
0.750%), 8/25/2021, Ser.
2021-HE2, Class A1
a,c
8,399,128
Business Jet Securities, LLC
2,606,178
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
2,663,355
Cascade Funding Mortgage Trust
4,082,937
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
4,089,770
3,040,736
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
3,040,782
4,385,752
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
4,385,210
Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (15.6%) -
continued
$ 1,886,818
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
$ 1,966,074
Chase Mortgage Finance Trust
Series
1,504,584
2.573%,  7/25/2037, Ser.
2007-A2, Class 1M
c
1,480,054
CIM Trust
510,635
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
a,c
538,706
Citigroup Mortgage Loan Trust,
Inc.
1,010,618
2.890%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
1,007,043
Countrywide Alternative Loan Trust
130,564
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 119,197
137,482
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 133,233
Credit Suisse Mortgage Trust
574,104
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
a
573,384
4,298,789
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
4,358,015
Federal Home Loan Mortgage
Corporation - REMIC
599,606
3.000%,  8/15/2040, Ser.
4364, Class A 608,033
Federal National Mortgage
Association - REMIC
1,207,010
4.000%,  3/25/2029, Ser.
2012-74, Class V 1,214,018
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
158
2.250%,  6/25/2025, Ser.
2010-58, Class PT 158
Finance of America HECM Buyout
2021-HB1
1,794,334
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,c
1,795,580
Foundation Finance Trust
3,514,784
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
3,525,827
FWD Securitization Trust
2,180,253
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
2,225,130
GCT Commercial Mortgage Trust
2,500,000
1.343%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
2,501,940
Genworth Mortgage Insurance
Corporation
467,050
1.989%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,c
467,051
5,000,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
a,c
5,018,638
GMAC Mortgage Corporation
Loan Trust
12,081
0.589%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,e
17,258

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (15.6%) -
continued
$ 78,176
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
c
$ 82,785
GS Mortgage-Backed Securities
Trust
2,145,110
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
2,268,752
534,171
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,c
541,215
1,036,885
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
1,043,461
GSAA Home Equity Trust
920,881
4.545%,  8/25/2034, Ser.
2004-10, Class M2
b
955,651
Homeward Opportunities Fund
Trust
5,476,303
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
5,572,020
J.P. Morgan Alternative Loan Trust
391,589
3.172%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
375,714
J.P. Morgan Mortgage Trust
204,328
2.895%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
178,935
Legacy Mortgage Asset Trust
1,645,508
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
1,657,209
LHOME Mortgage Trust
2,500,000
3.844%,  3/25/2024, Ser.
2019-RTL2, Class A1
a
2,507,974
4,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a
4,099,918
4,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,994,306
Long Beach Mortgage Loan Trust
165,478
0.959%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
c
165,524
Master Asset Securitization Trust
438,599
0.589%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
c
88,708
Mello Warehouse Securitization
Trust
5,600,000
0.989%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,c
5,612,851
3,200,000
0.889%,  (LIBOR 1M +
0.800%), 11/25/2053, Ser.
2020-2, Class A
a,c
3,197,742
5,000,000
0.992%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,c
4,993,538
Merrill Lynch Mortgage Investors
Trust
132,101
1.274%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
c
132,158
Mortgage Equity Conversion Asset
Trust
914,958
0.560%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
869,082
Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (15.6%) -
continued
$ 918,105
0.540%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
$ 880,666
MRA Issuance Trust
6,500,000
1.850%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
a,c
6,496,019
8,000,000
1.250%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
a,c
7,999,556
5,100,000
1.342%,  (LIBOR 1M +
1.250%), 2/15/2022, Ser.
2021-14, Class A1X
c,f
5,100,000
6,000,000
1.586%,  (LIBOR 1M +
1.500%), 3/8/2022, Ser. 2021-
NA1, Class A1X
a,c
6,003,930
New Residential Mortgage, LLC
1,340,052
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
1,340,907
New York Mortgage Trust
4,500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
4,497,120
2,795,699
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
2,824,950
Oak Street Investment
2,569,772
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,623,286
Oaktown Re II, Ltd.
206,553
1.639%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,c
206,553
Oaktown Re, Ltd.
4,682,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
4,697,092
Palmer Square Loan Funding, Ltd.
10,000,000
1.396%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,c
10,003,210
6,000,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
6,001,200
Preston Ridge Partners Mortgage
Trust, LLC
3,076,876
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,c
3,091,031
3,712,840
2.857%,  9/25/2025, Ser.
2020-3, Class A1
a,b
3,734,663
3,592,326
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
3,605,146
3,600,123
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
3,610,352
Pretium Mortgage Credit Partners,
LLC
5,000,000
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
5,002,708
2,479,360
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
2,482,889
Radnor RE, Ltd.
177,459
1.489%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,c
177,497

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (15.6%) -
continued
$ 6,500,000
1.700%,  (SOFR30A +
1.650%), 12/27/2033, Ser.
2021-1, Class M1A
a,c
$ 6,504,172
RCO Mortgage, LLC
2,000,000
3.967%,  5/25/2026, Ser.
2021-1, Class A2
a,b
1,999,201
Residential Funding Mortgage
Security I Trust
62,303
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 61,409
Silver Hill Trust
3,618,210
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,c
3,704,806
Stanwich Mortgage Loan Trust
343,467
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,b
344,272
Starwood Mortgage Residential
Trust
1,095,381
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,c
1,107,836
Terwin Mortgage Trust
1,445,006
1.589%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,451,148
Toorak Mortgage Corporation, Ltd.
3,287,042
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,b
3,298,685
2,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,524,245
7,000,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
7,030,291
TVC Mortgage Trust
5,450,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
5,487,335
Vericrest Opportunity Loan
Transferee
3,850,236
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
3,853,264
4,045,044
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
4,043,350
5,252,260
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
a,b
5,261,059
3,402,889
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
3,406,768
3,329,842
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
3,340,291
6,000,000
1.868%,  7/25/2051, Ser.
2021-NP11, Class A1
a,b
6,003,224
Verus Securitization Trust
1,702,707
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,c
1,724,171
1,079,846
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
a,c
1,086,881
Visio 2020-1R Trust
1,699,243
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
1,710,706
Wachovia Asset Securitization, Inc.
180,110
0.229%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,c,e
171,215
Principal
Amount Long-Term Fixed Income (98.4%) Value
Collateralized Mortgage Obligations (15.6%) -
continued
Wachovia Mortgage Loan Trust,
LLC
$ 72,263
2.448%,  5/20/2036, Ser.
2006-A, Class 2A1
c
$ 74,464
WaMu Mortgage Pass Through
Certificates
933,712
0.987%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
c
877,747
Total 265,694,049
Commercial Mortgage-Backed Securities (1.1%)
BFLD Trust
3,750,000
1.243%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
a,c
3,771,086
Cascade Funding Mortgage Trust
5,911,745
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c,f
5,911,745
Federal National Mortgage
Association - ACES
26,650
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
c
26,670
GS Mortgage Securities Trust
8,490,000
1.694%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
8,493,388
GSAA Home Equity Trust
867,443
2.039%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
942,617
Total 19,145,506
Communications Services (2.9%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,604,605
1,500,000 4.400%,  2/15/2026 1,696,646
AT&T, Inc.
2,000,000
1.044%,  (LIBOR 3M +
0.890%), 2/15/2023
c
2,021,599
1,800,000 4.125%,  2/17/2026 2,025,298
Bell Canada
3,750,000 0.750%,  3/17/2024 3,770,482
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
2,187,067
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,312,236
3,380,000 4.908%,  7/23/2025 3,836,661
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
551,614
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,067,678
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,089,601
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,016,181
1,060,000 3.050%,  4/7/2025 1,138,022
NBN Company, Ltd.
2,000,000 1.450%,  5/5/2026
a
2,016,120

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Communications Services (2.9%) - continued
Netflix, Inc.
$ 2,700,000 5.875%,  2/15/2025 $ 3,108,834
NTT Finance Corporation
1,225,000 0.583%,  3/1/2024
a
1,225,706
Sprint Corporation
3,550,000 7.125%,  6/15/2024 4,081,612
1,500,000 7.625%,  2/15/2025 1,768,215
T-Mobile USA, Inc.
3,000,000 3.500%,  4/15/2025 3,257,940
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,673,360
Verizon Communications, Inc.
870,000 0.750%,  3/22/2024 873,941
3,400,000 0.850%,  11/20/2025 3,381,793
ViacomCBS , Inc.
1,750,000 3.700%,  8/15/2024 1,889,934
Walt Disney Company
1,335,000 1.750%,  1/13/2026 1,379,775
Total 49,974,920
Consumer Cyclical (5.3%)
7-Eleven, Inc.
3,050,000 0.950%,  2/10/2026
a
3,019,959
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 518,604
American Honda Finance
Corporation
1,050,000 1.950%,  5/10/2023 1,080,044
1,090,000 0.650%,  9/8/2023 1,095,828
2,000,000 0.550%,  7/12/2024 1,994,443
1,070,000 1.200%,  7/8/2025 1,082,533
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,133,424
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 1,004,858
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,147,423
1,000,000
1.016%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,010,458
2,000,000 0.750%,  3/1/2024
a
2,005,434
Expedia Group, Inc.
3,000,000 6.250%,  5/1/2025
a
3,498,915
Ford Motor Credit Company, LLC
1,000,000
1.391%,  (LIBOR 3M +
1.235%), 2/15/2023
c
996,022
2,160,000 3.370%,  11/17/2023 2,238,300
2,750,000 3.810%,  1/9/2024 2,866,909
1,400,000 3.375%,  11/13/2025 1,461,591
General Motors Company
1,500,000 6.125%,  10/1/2025 1,775,541
General Motors Financial
Company, Inc.
2,750,000 1.050%,  3/8/2024 2,772,868
2,100,000 3.950%,  4/13/2024 2,259,041
1,580,000 2.900%,  2/26/2025 1,676,904
1,075,000 2.750%,  6/20/2025 1,136,422
Harley-Davidson Financial
Services, Inc.
574,000 4.050%,  2/4/2022
a
584,530
Hyundai Capital America
1,600,000 0.800%,  1/8/2024
a
1,593,491
1,360,000 1.800%,  10/15/2025
a
1,384,183
Principal
Amount Long-Term Fixed Income (98.4%) Value
Consumer Cyclical (5.3%) - continued
Hyundai Capital Services, Inc.
$ 2,000,000 3.000%,  3/6/2022
a
$ 2,032,006
1,500,000 3.000%,  8/29/2022
a
1,538,726
1,250,000 1.250%,  2/8/2026
a
1,235,871
Kohl's Corporation
3,164,000 9.500%,  5/15/2025 4,055,357
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,368,675
700,000 5.875%,  11/15/2024 793,425
1,400,000 4.750%,  5/30/2025 1,571,500
Lowe's Companies, Inc.
3,250,000 4.000%,  4/15/2025 3,601,536
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,440,190
1,000,000 5.750%,  5/1/2025 1,153,913
800,000 3.750%,  10/1/2025 868,150
MDC Holdings, Inc.
2,300,000 5.500%,  1/15/2024
g
2,512,750
Nissan Motor Company, Ltd.
3,250,000 3.043%,  9/15/2023
a
3,387,678
Owl Rock Capital Corporation
1,500,000 3.400%,  7/15/2026 1,576,924
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,634,952
Ralph Lauren Corporation
800,000 1.700%,  6/15/2022 810,233
Target Corporation
1,060,000 2.250%,  4/15/2025 1,116,289
Toll Brothers Finance Corporation
1,750,000 5.875%,  2/15/2022 1,771,875
2,300,000 4.375%,  4/15/2023 2,402,925
Toyota Motor Credit Corporation
1,625,000 0.500%,  8/14/2023 1,631,380
1,750,000 0.450%,  1/11/2024 1,749,424
1,075,000 1.800%,  2/13/2025 1,113,052
1,125,000 0.800%,  10/16/2025 1,118,653
VF Corporation
1,100,000 2.050%,  4/23/2022 1,113,346
ViacomCBS , Inc.
1,600,000 4.750%,  5/15/2025 1,813,065
Volkswagen Group of America
Finance, LLC
1,500,000 0.750%,  11/23/2022
a
1,505,436
2,000,000 4.250%,  11/13/2023
a
2,156,703
1,500,000 2.850%,  9/26/2024
a
1,588,935
Total 90,000,694
Consumer Non-Cyclical (5.3%)
Abbott Laboratories
1,262,000 2.550%,  3/15/2022 1,280,297
AbbVie, Inc.
2,100,000 2.300%,  11/21/2022 2,153,132
2,000,000 3.850%,  6/15/2024 2,166,240
2,080,000 3.600%,  5/14/2025 2,272,582
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,748,320
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,286,705
Astrazeneca Finance, LLC
2,000,000 0.700%,  5/28/2024 2,003,243
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,926,414

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Consumer Non-Cyclical (5.3%) - continued
BAT International Finance plc
$ 3,000,000 1.668%,  3/25/2026 $ 3,030,505
Boston Scientific Corporation
2,100,000 3.450%,  3/1/2024 2,244,552
Bristol-Myers Squibb Company
1,700,000 0.537%,  11/13/2023 1,701,726
Bunge, Ltd. Finance Corporation
3,650,000 1.630%,  8/17/2025 3,715,478
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,046,467
1,200,000 1.375%,  7/23/2023
a
1,223,127
Centene Corporation
2,175,000 5.375%,  8/15/2026
a
2,264,827
3,000,000 4.250%,  12/15/2027 3,165,000
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,071,544
Coca-Cola European Partners plc
2,250,000 0.800%,  5/3/2024
a
2,249,902
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,917,773
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,017,009
1,500,000 3.200%,  2/15/2023 1,561,675
CVS Health Corporation
755,000 3.700%,  3/9/2023 793,155
241,000 4.100%,  3/25/2025 267,119
Diageo Capital plc
800,000 1.375%,  9/29/2025 814,864
General Mills, Inc.
1,500,000
1.144%,  (LIBOR 3M +
1.010%), 10/17/2023
c
1,520,225
Gilead Sciences, Inc.
1,625,000 0.750%,  9/29/2023 1,625,869
HCA, Inc.
3,000,000 5.875%,  5/1/2023 3,247,500
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,844,407
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,537,111
Keurig Dr. Pepper, Inc.
3,000,000 0.750%,  3/15/2024 3,004,363
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,725,720
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,991,030
Nestle Holdings, Inc.
1,355,000 0.375%,  1/15/2024
a
1,351,283
Newell Brands, Inc.
3,000,000 4.875%,  6/1/2025 3,322,500
Novartis Capital Corporation
2,400,000 1.750%,  2/14/2025 2,482,887
PepsiCo, Inc.
1,850,000 2.250%,  3/19/2025 1,951,583
Pernod Ricard SA
1,915,000 4.250%,  7/15/2022
a
1,985,108
Philip Morris International, Inc.
1,100,000 1.125%,  5/1/2023 1,116,049
1,650,000 0.875%,  5/1/2026 1,637,590
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025
a
3,825,340
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
2,003,401
Principal
Amount Long-Term Fixed Income (98.4%) Value
Consumer Non-Cyclical (5.3%) - continued
Thermo Fisher Scientific, Inc.
$ 800,000 4.133%,  3/25/2025 $ 887,308
Unilever Capital Corporation
1,085,000 0.375%,  9/14/2023 1,087,342
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,075,404
2,000,000 0.550%,  5/15/2024 2,003,261
Upjohn, Inc.
800,000 1.650%,  6/22/2025
a
814,072
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,501,415
Total 89,462,424
Energy (4.5%)
BP Capital Markets America, Inc.
1,500,000
0.785%,  (LIBOR 3M +
0.650%), 9/19/2022
c
1,508,844
1,000,000 3.790%,  2/6/2024 1,078,082
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,649,065
Cenovus Energy, Inc.
3,472,000 5.375%,  7/15/2025 3,961,211
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 3,056,913
Cheniere Energy Partners, LP
1,500,000 4.500%,  10/1/2029 1,618,125
Chevron Corporation
1,475,000 1.141%,  5/11/2023 1,497,016
Chevron USA, Inc.
1,185,000 3.900%,  11/15/2024 1,301,809
Cimarex Energy Company
3,500,000 4.375%,  6/1/2024 3,803,037
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,183,664
2,000,000 3.800%,  6/1/2024 2,096,980
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024
a
3,507,431
1,350,000 5.850%,  12/15/2025 1,584,726
Diamondback Energy, Inc.
1,900,000 0.900%,  3/24/2023 1,899,487
1,050,000 2.875%,  12/1/2024 1,105,727
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,000,081
Energy Transfer Operating, LP
3,285,000 4.200%,  9/15/2023 3,505,289
1,500,000 5.875%,  1/15/2024 1,657,508
1,050,000 2.900%,  5/15/2025 1,107,561
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 1,006,071
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,152,305
Exxon Mobil Corporation
1,400,000 2.992%,  3/19/2025 1,503,086
Hess Corporation
2,000,000 3.500%,  7/15/2024 2,123,515
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 3,379,517
MPLX, LP
500,000 3.500%,  12/1/2022 518,593
1,500,000 4.875%,  6/1/2025 1,698,981
1,300,000 1.750%,  3/1/2026 1,320,833

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Energy (4.5%) - continued
National Fuel Gas Company
$ 1,297,000 5.200%,  7/15/2025 $ 1,466,964
1,630,000 5.500%,  1/15/2026 1,899,700
Newfield Exploration Company
4,200,000 5.625%,  7/1/2024 4,650,393
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,053,533
Petroleos Mexicanos
680,000 2.378%,  4/15/2025 705,395
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,535,188
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,114,412
1,625,000 4.650%,  10/15/2025 1,822,290
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,409,618
Schlumberger Finance Canada,
Ltd.
275,000 1.400%,  9/17/2025 279,922
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,614,444
Suncor Energy, Inc.
1,070,000 2.800%,  5/15/2023 1,112,135
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 825,449
Western Midstream Operating, LP
2,500,000 4.350%,  2/1/2025 2,618,750
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,344,003
Total 77,277,653
Financials (20.8%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,034,964
1,625,000 3.150%,  2/15/2024 1,705,834
2,000,000 6.500%,  7/15/2025 2,341,259
1,800,000 1.750%,  1/30/2026 1,789,150
Air Lease Corporation
1,000,000 0.700%,  2/15/2024 997,173
Aircastle , Ltd.
1,200,000 5.250%,  8/11/2025
a
1,352,035
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,696,537
Ally Financial, Inc.
3,750,000 5.750%,  11/20/2025 4,287,875
American International Group, Inc.
1,200,000 2.500%,  6/30/2025 1,266,639
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,502,141
2,000,000 3.875%,  1/15/2026 2,158,647
1,200,000 2.150%,  7/15/2026 1,209,238
Athene Global Funding
2,000,000
1.368%,  (LIBOR 3M +
1.230%), 7/1/2022
a,c
2,018,974
1,400,000 1.200%,  10/13/2023
a
1,417,628
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
2,206,638
Aviation Capital Group, LLC
1,850,000 5.500%,  12/15/2024
a
2,096,166
Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (20.8%) - continued
Avolon Holdings Funding, Ltd.
$ 2,150,000 5.500%,  1/15/2026
a
$ 2,453,769
1,500,000 2.125%,  2/21/2026
a
1,506,976
650,000 4.250%,  4/15/2026
a
710,590
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,608,127
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
428,450
Banco Santander SA
800,000
1.239%,  (LIBOR 3M +
1.120%), 4/12/2023
c
811,096
2,000,000 0.701%,  6/30/2024
c
2,006,479
2,000,000 1.849%,  3/25/2026 2,032,964
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
c
1,534,020
2,150,000 4.200%,  8/26/2024 2,356,460
2,450,000 0.810%,  10/24/2024
c
2,458,976
1,000,000 3.458%,  3/15/2025
c
1,067,492
2,750,000 0.976%,  4/22/2025
c
2,764,965
1,375,000 0.981%,  9/25/2025
c
1,377,267
2,100,000 2.456%,  10/22/2025
c
2,200,534
1,475,000 1.319%,  6/19/2026
c
1,482,906
3,500,000 1.734%,  7/22/2027
c
3,560,769
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,605,205
3,000,000 0.625%,  7/9/2024 3,004,197
Bank of New York Mellon
Corporation
1,100,000 1.600%,  4/24/2025 1,132,014
800,000 4.700%,  9/20/2025
c,h
885,056
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,167,121
Bank of Nova Scotia
1,325,000 1.950%,  2/1/2023 1,358,528
1,065,000 4.900%,  6/4/2025
c,h
1,167,506
Barclays plc
2,000,000 3.684%,  1/10/2023 2,028,380
2,000,000
1.536%,  (LIBOR 3M +
1.380%), 5/16/2024
c
2,035,006
2,000,000 4.375%,  9/11/2024 2,180,265
2,400,000 1.007%,  12/10/2024
c
2,409,333
BNP Paribas SA
1,930,000 2.819%,  11/19/2025
a,c
2,029,208
2,200,000 1.323%,  1/13/2027
a,c
2,179,815
BPCE SA
1,000,000
1.370%,  (LIBOR 3M +
1.220%), 5/22/2022
a,c
1,008,123
1,050,000 2.375%,  1/14/2025
a
1,095,836
Branch Banking and Trust
Company
2,200,000 2.150%,  12/6/2024 2,304,232
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025 2,225,437
Capital One Bank USA NA
2,125,000 2.014%,  1/27/2023
c
2,142,107
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,615,355
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,h
670,020
1,750,000 4.000%,  6/1/2026
c,h
1,826,562
CIT Group, Inc.
3,850,000 5.250%,  3/7/2025 4,340,875

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (20.8%) - continued
Citigroup, Inc.
$ 1,500,000
1.085%,  (LIBOR 3M +
0.960%), 4/25/2022
c
$ 1,508,692
2,110,000 2.312%,  11/4/2022
c
2,120,636
2,200,000 4.000%,  8/5/2024 2,398,130
3,500,000 0.776%,  10/30/2024
c
3,514,165
2,000,000 0.981%,  5/1/2025
c
2,010,910
1,000,000 4.000%,  12/10/2025
c,h
1,033,300
1,075,000 3.106%,  4/8/2026
c
1,151,066
1,850,000 1.122%,  1/28/2027
c
1,834,439
Comerica, Inc.
750,000 3.700%,  7/31/2023 796,427
665,000 5.625%,  7/1/2025
c,h
739,812
Compass Bank
1,500,000 2.875%,  6/29/2022 1,532,965
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,893,037
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 569,071
Credit Agricole SA
1,065,000 1.907%,  6/16/2026
a,c
1,090,091
1,250,000 1.247%,  1/26/2027
a,c
1,240,103
Credit Suisse AG
825,000 2.800%,  4/8/2022 839,464
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,756,250
810,000 7.500%,  12/11/2023
a,c,h
894,037
1,200,000 2.193%,  6/5/2026
a,c
1,235,255
2,400,000 1.305%,  2/2/2027
a,c
2,364,537
Danske Bank AS
1,085,000 1.171%,  12/8/2023
a,c
1,089,985
1,500,000 5.375%,  1/12/2024
a
1,660,631
Deutsche Bank AG
1,800,000 3.700%,  5/30/2024 1,927,611
1,090,000 2.222%,  9/18/2024
c
1,118,578
4,300,000 4.500%,  4/1/2025 4,636,758
1,450,000 2.129%,  11/24/2026
c
1,481,635
Discover Bank
1,250,000 2.450%,  9/12/2024 1,309,469
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a
1,801,850
Fifth Third Bancorp
1,100,000 2.875%,  10/1/2021 1,102,281
2,100,000 2.375%,  1/28/2025 2,205,884
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,653,869
First Republic Bank
1,060,000 1.912%,  2/12/2024
c
1,081,975
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,712,943
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
2,018,551
3,000,000 3.400%,  1/15/2026 3,133,215
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,835,045
GE Capital Funding, LLC
1,025,000 3.450%,  5/15/2025 1,118,016
Goldman Sachs Group, Inc.
2,900,000 0.481%,  1/27/2023 2,901,564
2,300,000 0.627%,  11/17/2023
c
2,300,698
2,500,000 0.673%,  3/8/2024
c
2,505,094
1,060,000 3.500%,  4/1/2025 1,150,845
Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (20.8%) - continued
$ 2,085,000 3.272%,  9/29/2025
c
$ 2,235,600
325,000 4.250%,  10/21/2025 364,780
2,550,000 0.855%,  2/12/2026
c
2,536,633
2,000,000 3.800%,  5/10/2026
c,h
2,040,000
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
c
2,035,602
1,500,000 6.250%,  3/23/2023
c,h
1,575,000
1,645,000 4.250%,  3/14/2024 1,778,243
500,000 0.976%,  5/24/2025
c
501,321
1,575,000 1.645%,  4/18/2026
c
1,598,593
1,400,000 1.589%,  5/24/2027
c
1,408,321
ING Groep NV
500,000 4.625%,  1/6/2026
a
572,635
2,000,000 1.726%,  4/1/2027
c
2,036,419
Intercontinental Exchange, Inc.
1,350,000 0.700%,  6/15/2023 1,357,574
J.P. Morgan Chase & Company
1,250,000
3.976%,  (LIBOR 3M +
3.800%), 11/1/2021
c,h
1,256,022
1,075,000 1.514%,  6/1/2024
c
1,095,921
1,900,000 3.875%,  9/10/2024 2,068,277
1,500,000
0.969%,  (LIBOR 3M +
0.850%), 1/10/2025
c,g
1,519,164
1,300,000 0.563%,  2/16/2025
c
1,295,258
3,500,000 0.969%,  6/23/2025
c
3,515,260
1,200,000 2.005%,  3/13/2026
c
1,243,583
1,100,000 2.083%,  4/22/2026
c
1,140,942
2,000,000 3.650%,  6/1/2026
c,h
2,018,750
3,500,000 1.045%,  11/19/2026
c
3,479,210
1,275,000 1.040%,  2/4/2027
c
1,262,365
1,000,000 1.578%,  4/22/2027
c
1,011,749
KeyBank NA
1,750,000 0.423%,  1/3/2024
c
1,751,988
Kilroy Realty, LP
700,000 3.800%,  1/15/2023 726,947
880,000 3.450%,  12/15/2024 944,773
2,881,000 4.375%,  10/1/2025 3,220,409
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,071,834
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
c
1,523,044
2,000,000 2.907%,  11/7/2023
c
2,059,840
1,500,000 0.695%,  5/11/2024
c
1,505,749
1,075,000 7.500%,  6/27/2024
c,h
1,213,084
350,000 4.582%,  12/10/2025 394,497
Macquarie Group, Ltd.
1,500,000
1.155%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,513,497
Mitsubishi UFJ Financial Group,
Inc.
1,600,000
1.070%,  (LIBOR 3M +
0.920%), 2/22/2022
c
1,607,639
1,125,000 2.193%,  2/25/2025 1,173,436
4,000,000 0.953%,  7/19/2025
c
4,023,912
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
736,200
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,575,595
Morgan Stanley
1,000,000
3.736%,  (LIBOR 3M +
3.610%), 10/15/2021
c,h
1,004,000
2,200,000 4.100%,  5/22/2023 2,341,127
900,000 0.560%,  11/10/2023
c
901,535

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (20.8%) - continued
$ 3,000,000 0.529%,  1/25/2024
c
$ 3,000,835
1,500,000 0.731%,  4/5/2024
c
1,505,041
1,500,000 0.791%,  1/22/2025
c
1,502,415
750,000 2.720%,  7/22/2025
c
789,273
1,700,000 0.864%,  10/21/2025
c
1,701,144
2,075,000 5.000%,  11/24/2025 2,397,031
1,500,000 0.985%,  12/10/2026
c
1,483,291
1,000,000 1.593%,  5/4/2027
c
1,015,009
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,077,020
Nationwide Building Society
3,000,000 3.766%,  3/8/2024
a,c
3,144,222
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,093,145
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,223,275
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 707,855
1,115,000 4.500%,  1/15/2025 1,222,867
1,630,000 5.250%,  1/15/2026 1,867,742
Owl Rock Technology Finance
Corporation
1,000,000 4.750%,  12/15/2025
a
1,107,771
1,250,000 3.750%,  6/17/2026
a
1,330,782
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,022,695
1,000,000 2.400%,  10/1/2024 1,053,814
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,236,737
Principal Life Global Funding II
1,600,000 0.875%,  1/12/2026
a
1,585,376
Protective Life Global Funding
1,650,000 0.631%,  10/13/2023
a
1,657,064
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 1,126,052
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,170,209
Royal Bank of Canada
2,100,000 1.950%,  1/17/2023 2,150,599
1,100,000 1.600%,  4/17/2023 1,124,086
Royal Bank of Scotland Group plc
2,000,000
1.626%,  (LIBOR 3M +
1.470%), 5/15/2023
c
2,019,508
2,000,000 3.498%,  5/15/2023
c
2,047,071
2,500,000 4.269%,  3/22/2025
c
2,717,000
649,000 3.754%,  11/1/2029
c
690,205
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,040,085
400,000 3.450%,  6/2/2025 431,488
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
1,082,620
Siemens
Financieringsmaatschappij NV
1,750,000 0.650%,  3/11/2024
a
1,755,803
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,910,842
Skandinaviska Enskilda Banken
AB
1,345,000 0.550%,  9/1/2023
a
1,348,120
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,302,565
2,000,000 1.488%,  12/14/2026
a,c
1,993,095
Principal
Amount Long-Term Fixed Income (98.4%) Value
Financials (20.8%) - continued
Stadshypotek AB
$ 2,000,000 2.500%,  4/5/2022
a
$ 2,030,611
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
1,040,615
1,750,000 1.319%,  10/14/2023
a,c
1,765,594
1,500,000 0.991%,  1/12/2025
a,c
1,498,397
1,000,000 1.214%,  3/23/2025
a,c
1,005,324
State Street Corporation
1,585,000 2.354%,  11/1/2025
c
1,670,829
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,418,810
1,750,000 0.948%,  1/12/2026 1,741,805
Sumitomo Mitsui Trust Bank, Ltd.
1,350,000 0.800%,  9/12/2023
a
1,360,184
2,000,000 0.850%,  3/25/2024
a
2,009,681
Svenska Handelsbanken AB
2,500,000 0.550%,  6/11/2024
a
2,500,204
Synchrony Financial
250,000 2.850%,  7/25/2022 255,455
1,780,000 4.250%,  8/15/2024 1,943,382
3,500,000 4.500%,  7/23/2025 3,909,620
Synovus Bank
1,060,000 2.289%,  2/10/2023
c
1,067,573
Toronto-Dominion Bank
1,625,000 0.750%,  9/11/2025 1,615,806
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,h
901,312
U.S. Bank NA
2,200,000 2.050%,  1/21/2025 2,298,132
UBS AG
2,500,000 5.125%,  5/15/2024 2,751,650
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,c
1,637,015
VEREIT Operating Partnership, LP
250,000 4.600%,  2/6/2024 272,073
510,000 4.625%,  11/1/2025 580,372
546,000 4.875%,  6/1/2026 633,443
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
c
528,710
Wells Fargo & Company
750,000 3.450%,  2/13/2023 785,304
1,500,000 3.750%,  1/24/2024 1,612,756
1,850,000 1.654%,  6/2/2024
c
1,889,383
5,735,000 2.406%,  10/30/2025
c
5,997,072
Welltower , Inc.
3,000,000 3.625%,  3/15/2024 3,218,113
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
1,106,932
Total 353,038,040
Foreign Government (0.2%)
Province of Ontario Canada
750,000 3.400%,  10/17/2023 800,280
Sinopec Group Overseas
Development 2018, Ltd.
2,350,000 2.150%,  5/13/2025
a
2,425,176
Total 3,225,456
Mortgage-Backed Securities (0.4%)
CIM Trust
5,009,861
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
5,038,947

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Mortgage-Backed Securities (0.4%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 163,551
1.937%,  (LIBOR 12M +
1.484%), 1/1/2043
c
$ 170,674
476,087 4.500%,  5/1/2048 514,796
847,791 4.000%,  7/1/2048 906,353
Total 6,630,770
Technology (2.7%)
Apple, Inc.
2,650,000 0.700%,  2/8/2026 2,636,877
Baidu, Inc.
1,020,000 3.075%,  4/7/2025 1,082,965
Broadcom Corporation
2,250,000 3.125%,  1/15/2025 2,406,098
Broadcom, Inc.
2,250,000 4.250%,  4/15/2026 2,526,237
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,627,623
3,000,000 5.850%,  7/15/2025 3,530,072
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,798,736
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,117,474
Global Payments, Inc.
875,000 2.650%,  2/15/2025 922,633
Hewlett Packard Enterprise
Company
1,750,000 3.500%,  10/5/2021 1,755,075
Intuit, Inc.
1,875,000 0.950%,  7/15/2025 1,885,511
Jabil, Inc.
500,000 1.700%,  4/15/2026 507,284
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023
a
1,061,003
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024
a
1,997,261
Micron Technology, Inc.
1,250,000 2.497%,  4/24/2023 1,287,475
1,000,000 4.975%,  2/6/2026 1,156,820
NXP Funding, LLC
1,605,000 2.700%,  5/1/2025
a
1,697,612
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,257,894
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,017,912
1,000,000 2.679%,  7/19/2024
a
1,050,589
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,626,187
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
995,680
Tencent Holdings, Ltd.
2,425,000 3.800%,  2/11/2025
a
2,635,988
1,025,000 1.810%,  1/26/2026
a
1,043,009
Texas Instruments, Inc.
750,000 1.375%,  3/12/2025 768,381
Total System Services, Inc.
1,075,000 3.750%,  6/1/2023 1,129,549
VMware, Inc.
1,500,000 2.950%,  8/21/2022 1,536,153
2,000,000 0.600%,  8/15/2023
d
2,003,557
Principal
Amount Long-Term Fixed Income (98.4%) Value
Technology (2.7%) - continued
$ 650,000 1.400%,  8/15/2026
d
$ 652,227
Total 45,713,882
Transportation (2.0%)
Air Canada Pass Through Trust
702,863 3.875%,  3/15/2023
a
711,657
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,775,376
1,500,000 4.250%,  2/1/2024 1,623,580
Aircastle , Ltd.
1,500,000 4.400%,  9/25/2023 1,604,315
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
3,205,217
Boeing Company
1,925,000 1.950%,  2/1/2024 1,973,924
British Airways plc
845,493 4.625%,  6/20/2024
a
890,765
Continental Airlines, Inc.
1,424,688 4.150%,  4/11/2024 1,513,917
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,352,500
2,850,000 4.500%,  10/20/2025
a
3,063,750
ERAC USA Finance, LLC
1,400,000 2.600%,  12/1/2021
a
1,407,424
J.B. Hunt Transport Services, Inc.
1,200,000 3.300%,  8/15/2022 1,229,994
Mileage Plus Holdings, LLC
2,750,000 6.500%,  6/20/2027
a
2,994,063
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
1,052,639
1,000,000 3.950%,  3/10/2025
a
1,092,445
1,200,000 1.200%,  11/15/2025
a
1,196,654
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,044,135
Southwest Airlines Company
2,275,000 4.750%,  5/4/2023 2,437,370
1,650,000 5.250%,  5/4/2025 1,883,682
TTX Company
650,000 4.125%,  10/1/2023
a
698,916
Total 33,752,323
U.S. Government & Agencies (10.3%)
U.S. Treasury Notes
18,720,000 0.125%,  10/31/2022 18,724,387
3,430,000 2.000%,  11/30/2022 3,516,018
28,700,000 0.125%,  1/31/2023 28,696,637
3,730,000 1.375%,  2/15/2023 3,801,103
21,500,000 0.125%,  4/30/2023 21,486,562
3,875,000 2.750%,  7/31/2023 4,072,837
1,000,000 0.125%,  10/15/2023 997,891
27,375,000 0.125%,  1/15/2024 27,286,245
1,500,000 2.500%,  1/31/2024 1,583,379
61,500,000 0.250%,  6/15/2024 61,365,469
2,750,000 2.125%,  7/31/2024 2,895,449
Total 174,425,977
Utilities (2.9%)
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,559,082
Ameren Corporation
750,000 2.500%,  9/15/2024 789,955

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.4%) Value
Utilities (2.9%) - continued
American Electric Power
Company, Inc.
$ 1,000,000 3.650%,  12/1/2021 $ 1,011,283
1,425,000 1.000%,  11/1/2025 1,422,625
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 2,142,893
CenterPoint Energy Resources
Corporation
2,000,000 0.700%,  3/2/2023 2,000,566
CenterPoint Energy, Inc.
1,850,000 3.850%,  2/1/2024 1,981,905
1,250,000 1.450%,  6/1/2026 1,264,455
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,372,808
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,573,589
Duke Energy Corporation
1,085,000 0.900%,  9/15/2025 1,080,489
Edison International
1,580,000 2.950%,  3/15/2023 1,629,548
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,123,852
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,279,347
Florida Power & Light Company
1,350,000 2.850%,  4/1/2025 1,448,433
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,085,908
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,540,859
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,677,037
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
c
892,013
NextEra Energy Capital Holdings,
Inc.
2,500,000 0.650%,  3/1/2023 2,509,005
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,h
1,309,375
1,080,000 0.950%,  8/15/2025 1,074,102
OGE Energy Corporation
2,000,000 0.703%,  5/26/2023 2,000,858
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,122,922
Sempra Energy
2,125,000 3.550%,  6/15/2024 2,283,418
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 2,015,659
Southern Company
1,500,000 2.950%,  7/1/2023 1,564,902
1,100,000 4.000%,  1/15/2051
c
1,160,500
1,250,000 3.750%,  9/15/2051
c
1,273,750
WEC Energy Group, Inc.
1,360,000 0.550%,  9/15/2023 1,362,009
Principal
Amount Long-Term Fixed Income (98.4%) Value
Utilities (2.9%) - continued
Xcel Energy, Inc.
$ 1,650,000 0.500%,  10/15/2023 $ 1,651,960
Total 50,205,107
Total Long-Term Fixed Income
(cost $1,651,636,978) 1,674,347,084
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 6.499%
c
1,496,880
Total 1,496,880
Total Preferred Stock
(cost $1,490,400) 1,496,880
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
150,435 Thrivent Cash Management Trust 150,435
Total Collateral Held for
Securities Loaned
(cost $150,435) 150,435
Shares or
Principal
Amount Short-Term Investments ( 1.6% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.024%, 8/11/2021
i,j
599,996
500,000 0.040%, 9/22/2021
i,j
499,972
Thrivent Core Short-Term Reserve
Fund
2,485,292 0.130% 24,852,915
U.S. Treasury Bills
1,000,000 0.033%, 8/12/2021
i,k
999,990
Total Short-Term Investments
(cost $26,882,519) 26,952,873
Total Investments (cost
$1,680,160,332) 100.1% $1,702,947,272
Other Assets and Liabilities, Net
(0.1%) (2,049,942)
Total Net Assets 100.0% $1,700,897,330

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $802,351,750 or 47.2%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 30, 2021.
c Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
k At July 30, 2021, $141,999 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of July 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 147,163
Total lending $147,163
Gross amount payable upon return of
collateral for securities loaned $150,435
Net amounts due to counterparty $3,272
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 356,667,442 – 356,667,442 –
Basic Materials 26,155,384 – 26,155,384 –
Capital Goods 32,977,457 – 32,977,457 –
Collateralized Mortgage Obligations 265,694,049 – 260,594,049 5,100,000
Commercial Mortgage-Backed Securities 19,145,506 – 13,233,761 5,911,745
Communications Services 49,974,920 – 49,974,920 –
Consumer Cyclical 90,000,694 – 90,000,694 –
Consumer Non-Cyclical 89,462,424 – 89,462,424 –
Energy 77,277,653 – 77,277,653 –
Financials 353,038,040 – 353,038,040 –
Foreign Government 3,225,456 – 3,225,456 –
Mortgage-Backed Securities 6,630,770 – 6,630,770 –
Technology 45,713,882 – 45,713,882 –
Transportation 33,752,323 – 33,752,323 –
U.S. Government & Agencies 174,425,977 – 174,425,977 –
Utilities 50,205,107 – 50,205,107 –
Preferred Stock
Financials 1,496,880 1,496,880 – –
Short-Term Investments 2,099,958 – 2,099,958 –
Subtotal Investments in Securities $1,677,943,922 $1,496,880 $1,665,435,297 $11,011,745
Other Investments  * Total
Affiliated Short-Term Investments 24,852,915
Collateral Held for Securities Loaned 150,435
Subtotal Other Investments $25,003,350
Total Investments at Value $1,702,947,272
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,006,475 1,006,475 – –
Total Liability Derivatives $1,006,475 $1,006,475 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $1,099,968 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note (1,234) September 2021 ( $ 152,559,037) ( $ 1,006,475)
Total Futures Short Contracts ( $ 152,559,037) ($1,006,475)
Total Futures Contracts ( $ 152,559,037) ($1,006,475)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $201,614 $410,808 $587,569 $24,853 2,485 1.5%
Total Affiliated Short-Term Investments 201,614 24,853 1.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,914 429,922 432,686 150 150 <0.1
Total Collateral Held for Securities Loaned 2,914 150 <0.1
Total Value $204,528 $25,003
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $(57) $57 $– $285
Total Income/Non Income Cash from Affiliated Investments $285
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 6
Total Affiliated Income from Securities Loaned, Net $6
Total $(57) $57 $0

Low Volatility Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.4% ) Value
Communications Services (11.0%)
3,700 AT&T, Inc. $ 103,785
4,616 BCE, Inc. 230,393
1,546 Comcast Corporation 90,951
8,478 Deutsche Telekom AG 175,955
786 Electronic Arts, Inc. 113,153
1,471 Elisa Oyj 94,543
13,000 HKT Trust and HKT, Ltd. 17,671
3,500 KDDI Corporation 107,043
19,803 Koninklijke (Royal) KPN NV 64,981
627 Match Group, Inc.
a
99,862
100 Nintendo Company, Ltd. 51,410
13,300 Nippon Telegraph and Telephone
Corporation 340,588
4,531 Rogers Communications, Inc. 231,271
11,200 SKY Perfect JSAT Holdings, Inc. 42,372
37,100 SoftBank Corporation 484,571
215 Swisscom AG 129,215
100 Take-Two Interactive Software,
Inc.
a
17,342
7,928 TELUS Corporation 176,086
149 T-Mobile US, Inc.
a
21,459
9,929 Verizon Communications, Inc. 553,840
Total 3,146,491
Consumer Discretionary (5.1%)
300 ABC-MART, Inc. 16,541
12,000 Cafe de Coral Holdings, Ltd. 23,362
739 Domino's Pizza Enterprises, Ltd. 63,584
4,105 Domino's Pizza Group plc 23,897
126 Domino's Pizza, Inc. 66,212
1,180 HelloFresh SE
a
110,613
51 Hermes International 77,968
852 Home Depot, Inc. 279,618
1,500 KOMEDA Holdings Company, Ltd. 28,121
8,000 Luk Fook Holdings International,
Ltd. 25,605
1,741 McDonald's Corporation 422,558
1,100 McDonald's Holdings Company
(Japan), Ltd. 49,572
9,400 Nippon Parking Development
Company, Ltd. 13,328
600 Ohsho Food Service Corporation 32,152
2,400 Sangetsu Company, Ltd. 34,876
1,900 T-GAIA Corporation 34,263
5,000 USS Company, Ltd. 87,040
614 Yum! Brands, Inc. 80,673
Total 1,469,983
Consumer Staples (12.6%)
554 Altria Group, Inc. 26,614
4,847 Axfood AB 131,192
732 Church & Dwight Company, Inc. 63,377
662 Coca-Cola Company 37,754
4,373 Colgate-Palmolive Company 347,653
491 Costco Wholesale Corporation 210,993
904 Endeavour Group, Ltd.
a
4,398
415 Hershey Company 74,235
2,969 Hormel Foods Corporation 137,702
326 Interparfums SA 23,944
13,300 Japan Tobacco, Inc. 259,886
1,400 Kao Corporation 84,296
4,189 Koninklijke Ahold Delhaize NV 130,215
550 Kroger Company 22,385
17 Lindt & Spruengli AG 190,484
1,589 McCormick & Company, Inc. 133,746
Shares Common Stock (97.4%) Value
Consumer Staples (12.6%) - continued
489 Monster Beverage Corporation
a
$ 46,122
986 Nestle SA 124,857
800 Noevir Holdings Company, Ltd. 39,960
2,586 PepsiCo, Inc. 405,873
1,299 Philip Morris International, Inc. 130,017
2,881 Procter & Gamble Company 409,765
366 Royal Unibrew AS 49,598
200 San-A Company, Ltd. 7,460
2,935 Scandinavian Tobacco Group AS
b
60,127
3,200 Seven & I Holdings Company, Ltd. 142,785
2,376 Wal-Mart Stores, Inc. 338,699
Total 3,634,137
Energy (0.4%)
89 DT Midstream, Inc.
a
3,774
10,300 Eneos Holdings, Inc. 43,266
450 Koninklijke Vopak NV 19,054
1,741 Washington H. Soul Pattinson and
Company, Ltd. 41,916
Total 108,010
Financials (7.8%)
144 Allstate Corporation 18,727
545 Aon plc 141,716
135 Arthur J. Gallagher & Company 18,807
631 Azimut Holding SPA 16,232
995 Berkshire Hathaway, Inc.
a
276,899
38 Chubb, Ltd. 6,412
1,665 CME Group, Inc. 353,196
307 Erie Indemnity Company 56,761
168 FactSet Research Systems, Inc. 60,023
3,279 Flow Traders
b
133,340
170 Intact Financial Corporation 23,164
310 Intercontinental Exchange, Inc. 37,147
19,800 Japan Post Bank Company, Ltd. 168,057
3,236 Laurentian Bank of Canada 109,976
40 MarketAxess Holdings, Inc. 19,007
1,384 Marsh & McLennan Companies,
Inc. 203,753
5,400 Mitsubishi HC Capital, Inc. 29,453
954 Mizrahi Tefahot Bank, Ltd.
a
28,912
6 MSCI, Inc. 3,576
381 S&P Global, Inc. 163,342
11,800 Singapore Exchange, Ltd. 103,250
192 T. Rowe Price Group, Inc. 39,199
656 Topdanmark AS 33,406
8,082 TRYG AS 199,745
Total 2,244,100
Health Care (19.3%)
2,054 Abbott Laboratories 248,493
3,332 Almirall SA 52,869
661 Amgen, Inc. 159,658
347 Amplifon SPA 17,136
2,600 Astellas Pharmaceutical, Inc. 41,411
2,707 Baxter International, Inc. 209,386
686 Becton, Dickinson and Company 175,444
3,000 Chugai Pharmaceutical Company,
Ltd. 110,552
287 Coloplast AS 52,482
998 Danaher Corporation 296,895
1,319 Dechra Pharmaceuticals plc 91,121
484 DiaSorin SPA 98,230
1,206 Eli Lilly and Company 293,661
410 Eurofins Scientific SE 49,041

Low Volatility Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Health Care (19.3%) - continued
4,696 Gilead Sciences, Inc. $ 320,690
356 Incyte Corporation
a
27,537
3,223 Johnson & Johnson 555,001
67 Masimo Corporation
a
18,250
2,260 Medtronic plc 296,761
3,336 Merck & Company, Inc. 256,438
872 Novartis AG 80,641
2,630 Novo Nordisk AS 243,463
359 Organon and Company
a
10,415
814 Regeneron Pharmaceuticals, Inc.
a
467,733
684 Roche Holding AG 264,237
1,900 Sawai Group Holdings Company,
Ltd. 81,379
104 Siegfried Holding AG 105,236
344 Sonova Holding AG 135,066
118 Stryker Corporation 31,971
537 Tecan Group AG 309,671
440 UnitedHealth Group, Inc. 181,377
783 Vertex Pharmaceuticals, Inc.
a
157,837
494 Vitrolife AB 28,142
331 Zoetis, Inc. 67,094
Total 5,535,318
Industrials (9.3%)
508 DSV AS 123,833
372 Geberit AG 305,441
209 IDEX Corporation 47,378
599 Illinois Tool Works, Inc. 135,775
700 Jardine Matheson Holdings, Ltd. 41,608
7,300 Kamigumi Company, Ltd. 154,050
22,800 Kandenko Company, Ltd. 191,252
308 Kuehne & Nagel International AG 103,899
205 Lockheed Martin Corporation 76,192
1,100 Max Company, Ltd. 18,983
2,100 Mitsubishi Corporation 58,903
8,500 Nikkon Holdings Company, Ltd. 187,205
1,415 PACCAR, Inc. 117,431
3,048 Republic Services, Inc. 360,761
900 Sumitomo Corporation 12,231
9,800 Takasago Thermal Engineering
Company, Ltd. 180,006
1,107 Verisk Analytics, Inc. 210,264
2,319 Waste Management, Inc. 343,815
Total 2,669,027
Information Technology (18.9%)
1,135 Accenture plc 360,567
694 Adobe, Inc.
a
431,411
171 Arista Networks, Inc.
a
65,047
1,026 Automatic Data Processing, Inc. 215,080
364 Broadridge Financial Solutions,
Inc. 63,150
1,100 Canon Electronics, Inc. 16,085
1,903 CGI, Inc.
a
173,110
2,667 Cisco Systems, Inc. 147,672
450 Citrix Systems, Inc. 45,337
89 Constellation Software, Inc. 142,562
375 Intuit, Inc. 198,739
200 ITOCHU Techno-Solutions
Corporation 6,135
2,203 Jack Henry & Associates, Inc. 383,520
100 Kanematsu Electronics, Ltd. 3,286
865 Keysight Technologies, Inc.
a
142,336
891 Logitech International SA 97,894
386 Mastercard, Inc. 148,973
Shares Common Stock (97.4%) Value
Information Technology (18.9%) - continued
936 Microsoft Corporation $ 266,676
1,540 Motorola Solutions, Inc. 344,837
500 NSD Company, Ltd. 8,573
5,000 Oracle Corporation Japan 373,500
2,444 Paychex, Inc. 278,176
303 Synopsys, Inc.
a
87,261
1,660 Texas Instruments, Inc. 316,429
1,019 Thomson Reuters Corporation 107,977
808 Tyler Technologies, Inc.
a
398,053
920 VeriSign, Inc.
a
199,060
1,621 Visa, Inc. 399,398
Total 5,420,844
Materials (4.0%)
2,196 Barrick Gold Corporation 47,806
2,069 Franco-Nevada Corporation 330,854
13 Givaudan SA 64,886
629 IMCD NV 108,982
5,750 Newmont Mining Corporation 361,215
3,600 Nippon Steel Trading Corporation 154,522
425 Royal Gold, Inc. 51,646
249 Symrise AG 36,715
Total 1,156,626
Real Estate (3.6%)
83 Bachem Holding AG 54,955
2,804 Canadian Apartment Properties
REIT 140,133
2,903 Entra ASA
b
70,778
691 Extra Space Storage, Inc. 120,331
15,500 Link REIT 148,123
2,662 National Storage Affiliates Trust 144,200
194 PSP Swiss Property AG 26,254
1,051 Public Storage, Inc. 328,416
Total 1,033,190
Utilities (5.4%)
2,997 American Electric Power
Company, Inc. 264,096
3,711 Consolidated Edison, Inc. 273,760
3,179 Dominion Energy, Inc. 238,012
4,055 Enel SPA 37,369
302 Eversource Energy 26,054
68,000 HK Electric Investments, Ltd. 68,966
21,700 Hong Kong and China Gas
Company, Ltd. 35,292
2,389 Iberdrola SA 28,752
2,505 NextEra Energy, Inc. 195,139
1,190 Southern Company 76,005
2,000 Tokyo Gas Company, Ltd. 37,857
1,851 WEC Energy Group, Inc. 174,253
1,434 Xcel Energy, Inc. 97,871
Total 1,553,426
Total Common Stock
(cost $22,920,358) 27,971,152
Shares or
Principal
Amount Short-Term Investments ( 2.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.039%, 9/24/2021
c
99,994

Low Volatility Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (2.3%) Value
Thrivent Core Short-Term Reserve
Fund
55,635 0.130% $ 556,347
Total Short-Term Investments
(cost $656,341) 656,341
Total Investments (cost
$23,576,699) 99.7% $28,627,493
Other Assets and Liabilities, Net
0.3% 95,452
Total Net Assets 100.0% $28,722,945
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $264,245 or 0.9% of total net assets.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,146,491 1,000,392 2,146,099 –
Consumer Discretionary 1,469,983 849,061 620,922 –
Consumer Staples 3,634,137 2,384,935 1,249,202 –
Energy 108,010 3,774 104,236 –
Financials 2,244,100 1,398,565 845,535 –
Health Care 5,535,318 3,774,641 1,760,677 –
Industrials 2,669,027 1,291,616 1,377,411 –
Information Technology 5,420,844 4,491,722 929,122 –
Materials 1,156,626 743,715 412,911 –
Real Estate 1,033,190 592,947 440,243 –
Utilities 1,553,426 1,345,190 208,236 –
Short-Term Investments 99,994 – 99,994 –
Subtotal Investments in Securities $28,071,146 $17,876,558 $10,194,588 $–
Other Investments  * Total
Affiliated Short-Term Investments 556,347
Subtotal Other Investments $556,347
Total Investments at Value $28,627,493
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,317 1,317 – –
Total Asset Derivatives $1,317 $1,317 $– $–

Low Volatility Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $39,520 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 5 September 2021 $ 460,134 $ 1,317
Total Futures Long Contracts $ 460,134 $ 1,317
Total Futures Contracts $ 460,134 $1,317
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $— $5,507 $4,951 $556 56 1.9%
Total Affiliated Short-Term Investments — 556 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 1,029 1,029 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $— $556
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (3.0%)
1,815 Match Group, Inc.
a
$ 289,075
784 RingCentral, Inc.
a
209,540
Total 498,615
Consumer Discretionary (15.0%)
1,488 Aptiv plc
a
248,273
766 Burlington Stores, Inc.
a
256,457
1,929 Caesars Entertainment, Inc.
a
168,517
1,692 Chegg , Inc.
a
149,962
2,110 Chewy, Inc.
a
176,607
192 Chipotle Mexican Grill, Inc.
a
357,780
3,215 Farfetch , Ltd.
a
161,136
782 Five Below, Inc.
a
152,036
427 Lithia Motors, Inc. 161,073
43 NVR, Inc.
a
224,572
1,124 Planet Fitness, Inc.
a
84,559
592 Ulta Beauty, Inc.
a
198,794
2,585 Wyndham Hotels & Resorts, Inc. 186,275
Total 2,526,041
Consumer Staples (1.0%)
2,550 Lamb Weston Holdings, Inc. 170,263
Total 170,263
Financials (6.0%)
2,178 Arch Capital Group, Ltd.
a
84,942
1,044 Arthur J. Gallagher & Company 145,440
719 Kinsale Capital Group, Inc. 128,446
498 MSCI, Inc. 296,788
699 Signature Bank 158,652
2,022 Western Alliance Bancorp 187,682
Total 1,001,950
Health Care (19.8%)
2,250 ACADIA Pharmaceuticals, Inc.
a
48,667
2,681 Adaptive Biotechnologies
Corporation
a
98,285
358 Argenx SE ADR
a
108,986
475 Ascendis Pharma AS ADR
a
56,140
5,585 Avantor , Inc.
a
209,884
682 Biohaven Pharmaceutical Holding
Company, Ltd.
a
85,939
525 Bio- Techne Corporation 253,176
2,224 Centene Corporation
a
152,589
372 Cooper Companies, Inc. 156,898
662 Dexcom , Inc.
a
341,268
4,409 GoodRx Holdings, Inc.
a,b
141,397
1,661 Guardant Health, Inc.
a
182,378
1,018 Immunocore Holdings plc ADR
a,b
33,309
903 Insulet Corporation
a
252,560
1,168 Ionis Pharmaceuticals, Inc.
a
43,380
1,251 LHC Group, Inc.
a
269,190
1,175 Nevro Corporation
a
182,125
527 Sarepta Therapeutics, Inc.
a
35,720
680 Teleflex, Inc. 270,252
354 Veeva Systems, Inc.
a
117,779
1,197 Zoetis, Inc. 242,632
1,562 Zymeworks , Inc.
a
50,125
Total 3,332,679
Industrials (17.8%)
1,564 ASGN, Inc.
a
158,167
942 Carlisle Companies, Inc. 190,510
1,107 Chart Industries, Inc.
a
172,083
Shares Common Stock (98.3%) Value
Industrials (17.8%) - continued
779 Generac Holdings, Inc.
a
$ 326,681
7,966 Howmet Aerospace, Inc.
a
261,444
582 IDEX Corporation 131,934
1,730 Mercury Systems, Inc.
a
114,180
1,138 Middleby Corporation
a
217,916
414 Old Dominion Freight Line, Inc. 111,428
1,812 Regal-Beloit Corporation 266,781
3,045 TransUnion 365,583
1,450 Trex Company, Inc.
a
140,795
1,050 United Rentals, Inc.
a
346,027
1,555 Vicor Corporation
a
179,774
Total 2,983,303
Information Technology (28.3%)
3,337 Amphenol Corporation 241,899
3,999 Anaplan, Inc.
a
228,743
1,804 Bandwidth, Inc.
a
233,907
1,369 Bill.com Holdings, Inc.
a
283,137
775 Coupa Software, Inc.
a
168,175
1,015 DocuSign, Inc.
a
302,511
1,840 Elastic NV
a
272,430
377 EPAM Systems, Inc.
a
211,045
1,156 Five9, Inc.
a
232,691
353 HubSpot , Inc.
a
210,395
197 Lam Research Corporation 125,570
6,798 Medallia , Inc.
a
230,248
1,213 MKS Instruments, Inc. 189,762
786 Monolithic Power Systems, Inc. 353,118
981 Okta , Inc.
a
243,082
543 Palo Alto Networks, Inc.
a
216,684
592 Paycom Software, Inc.
a
236,800
637 Qorvo , Inc.
a
120,769
1,359 Sprout Social, Inc.
a
120,733
4,334 STMicroelectronics NV ADR 178,864
2,710 Trade Desk, Inc.
a
221,976
520 Zscaler , Inc.
a
122,673
Total 4,745,212
Materials (3.2%)
1,232 AptarGroup, Inc. 158,830
678 Martin Marietta Materials, Inc. 246,317
554 Quaker Chemical Corporation 139,464
Total 544,611
Real Estate (4.2%)
703 Camden Property Trust 105,021
1,956 CBRE Group, Inc.
a
188,676
2,600 CoStar Group, Inc.
a
231,010
522 SBA Communications Corporation 177,997
Total 702,704
Total Common Stock
(cost $13,124,994) 16,505,378
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
805 SPDR S&P Biotech ETF 99,345

Mid Cap Growth Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (1.0%) Value
Unaffiliated  (1.0%)- continued
905 SPDR S&P Oil & Gas Exploration
ETF $ 74,934
Total 174,279
Total Registered Investment
Companies (cost $165,822) 174,279
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
163,510 Thrivent Cash Management Trust 163,510
Total Collateral Held for
Securities Loaned
(cost $163,510) 163,510
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
13,473 0.130% 134,731
Total Short-Term Investments
(cost $134,731) 134,731
Total Investments (cost
$13,589,057) 101.1% $16,977,898
Other Assets and Liabilities, Net
(1.1%) (182,466)
Total Net Assets 100.0% $16,795,432
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 157,728
Total lending $157,728
Gross amount payable upon return of
collateral for securities loaned $163,510
Net amounts due to counterparty $5,782
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 498,615 498,615 – –
Consumer Discretionary 2,526,041 2,526,041 – –
Consumer Staples 170,263 170,263 – –
Financials 1,001,950 1,001,950 – –
Health Care 3,332,679 3,332,679 – –
Industrials 2,983,303 2,983,303 – –
Information Technology 4,745,212 4,745,212 – –
Materials 544,611 544,611 – –
Real Estate 702,704 702,704 – –
Registered Investment Companies
Unaffiliated 174,279 174,279 – –
Subtotal Investments in Securities $16,679,657 $16,679,657 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 134,731
Collateral Held for Securities Loaned 163,510
Subtotal Other Investments $298,241
Total Investments at Value $16,977,898
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $43 $8,621 $8,529 $135 13 0.8%
Total Affiliated Short-Term Investments 43 135 0.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   69 1,912 1,817 164 164 1.0
Total Collateral Held for Securities Loaned 69 164 1.0
Total Value $112 $299
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Cash Management Trust- Collateral Investment   – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Mid Cap Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93 .7% ) Value
Communications Services (2.4%)
983,459 DISH Network Corporation
a
$ 41,197,097
382,666 Zillow Group, Inc.
a
40,995,009
Total 82,192,106
Consumer Discretionary (14.0%)
350,816 Aptiv plc
a
58,533,649
463,533 Caesars Entertainment, Inc.
a
40,494,243
45,766 Chipotle Mexican Grill, Inc.
a
85,282,195
265,941 Expedia Group, Inc.
a
42,781,929
1,072,961 Harley-Davidson, Inc. 42,510,715
210,676 Lululemon Athletica, Inc.
a
84,306,215
17,423 NVR, Inc.
a
90,993,360
66,527 RH
a
44,179,250
Total 489,081,556
Consumer Staples (2.7%)
1,341,946 Hain Celestial Group, Inc.
a
53,557,065
629,901 Lamb Weston Holdings, Inc. 42,058,490
Total 95,615,555
Energy (2.0%)
1,576,002 Devon Energy Corporation 40,723,892
450,316 Valero Energy Corporation 30,157,662
Total 70,881,554
Financials (13.5%)
1,512,725 Ally Financial, Inc. 77,693,556
1,078,868 Arch Capital Group, Ltd.
a
42,075,852
1,047,769 Assured Guaranty, Ltd. 50,093,836
1,697,062 Equitable Holdings, Inc. 52,388,304
338,795 Kinsale Capital Group, Inc. 60,524,033
1,535,801 Radian Group, Inc. 34,678,386
995,476 Western Alliance Bancorp 92,400,082
1,176,659 Zions Bancorporations NA 61,362,767
Total 471,216,816
Health Care (9.7%)
69,427 Align Technology, Inc.
a
48,307,307
187,153 Amedisys, Inc.
a
48,775,815
317,502 Biohaven Pharmaceutical Holding
Company, Ltd.
a
40,008,427
77,718 Bio-Techne Corporation 37,478,729
467,616 Edwards Lifesciences Corporation
a
52,499,248
59,112 Insulet Corporation
a
16,533,035
767,234 NuVasive, Inc.
a
49,064,614
488,943 Syneos Health, Inc.
a
43,843,519
Total 336,510,694
Industrials (19.0%)
562,401 Advanced Drainage Systems, Inc. 68,663,538
324,177 Altra Industrial Motion Corporation 20,319,414
2,659,666 Dun & Bradstreet Holdings, Inc.
a
55,746,599
1,582,261 Howmet Aerospace, Inc.
a
51,929,806
847,331 Nutrien, Ltd. 50,331,461
249,400 Old Dominion Freight Line, Inc. 67,126,010
657,081 Quanta Services, Inc. 59,728,663
448,120 Regal-Beloit Corporation 65,976,708
1,031,853 Southwest Airlines Company
a
52,129,214
747,210 Timken Company 59,403,195
336,704 United Rentals, Inc.
a
110,960,803
Total 662,315,411
Information Technology (14.9%)
505,106 Alliance Data Systems Corporation 47,101,134
Shares Common Stock (93.7%) Value
Information Technology (14.9%) - continued
163,321 ANSYS, Inc.
a
$ 60,177,256
511,955 AppLovin Corporation
a,b
31,469,874
327,960 Bill.com Holdings, Inc.
a
67,828,687
1,085,444 Calix, Inc.
a
50,777,070
895,740 Ciena Corporation
a
52,078,324
1,641,513 Dropbox, Inc.
a
51,691,244
244,268 Enphase Energy, Inc.
a
46,313,213
221,345 Nice, Ltd. ADR
a
61,677,784
1,511,094 Sonos, Inc.
a
50,440,318
Total 519,554,904
Materials (4.3%)
442,970 Ashland Global Holdings, Inc. 37,683,458
605,509 Ball Corporation 48,973,568
999,192 Steel Dynamics, Inc. 64,397,924
Total 151,054,950
Real Estate (6.5%)
304,974 Alexandria Real Estate Equities,
Inc. 61,403,465
444,583 Camden Property Trust 66,416,254
309,828 Digital Realty Trust, Inc. 47,763,085
1,008,237 Duke Realty Corporation 51,299,099
Total 226,881,903
Utilities (4.7%)
998,663 Alliant Energy Corporation 58,451,746
2,054,753 CenterPoint Energy, Inc. 52,314,011
529,577 Entergy Corporation 54,504,065
Total 165,269,822
Total Common Stock
(cost $2,169,425,923) 3,270,575,271
Shares
Collateral Held for Securities
Loaned ( 0 .9% ) Value
32,460,525 Thrivent Cash Management Trust 32,460,525
Total Collateral Held for
Securities Loaned
(cost $32,460,525) 32,460,525
Shares Short-Term Investments ( 6 .1% ) Value
Thrivent Core Short-Term Reserve
Fund
21,370,916 0.130% 213,709,165
Total Short-Term Investments
(cost $213,681,027) 213,709,165
Total Investments (cost
$2,415,567,475) 100.7% $ 3,516,744,961
Other Assets and Liabilities, Net
(0.7%) (25,818,700)
Total Net Assets 100.0% $ 3,490,926,261
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 29,892,861
Total lending $29,892,861
Gross amount payable upon return of
collateral for securities loaned $32,460,525
Net amounts due to counterparty $2,567,664
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 82,192,106 82,192,106 – –
Consumer Discretionary 489,081,556 489,081,556 – –
Consumer Staples 95,615,555 95,615,555 – –
Energy 70,881,554 70,881,554 – –
Financials 471,216,816 471,216,816 – –
Health Care 336,510,694 336,510,694 – –
Industrials 662,315,411 662,315,411 – –
Information Technology 519,554,904 519,554,904 – –
Materials 151,054,950 151,054,950 – –
Real Estate 226,881,903 226,881,903 – –
Utilities 165,269,822 165,269,822 – –
Subtotal Investments in Securities $ 3,270,575,271 $ 3,270,575,271 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 213,709,165
Collateral Held for Securities Loaned 32,460,525
Subtotal Other Investments $ 246,169,690
Total Investments at Value $ 3,516,744,961
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $ 46,631 $ 472,866 $ 305,788 $ 213,709 21,371 6.1%
Total Affiliated Short-Term Investments 46,631 213,709 6.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   82,394 151,250 201,183 32,461 32,461 0.9
Total Collateral Held for Securities Loaned 82,394 32,461 0.9
Total Value $ 129,025 $ 246,170
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $ – $186
Total Income/Non Income Cash from Affiliated Investments $186
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 4 66
Total Affiliated Income from Securities Loaned, Net $66
Total $– $– $ 4

Mid Cap Value Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.4% ) Value
Communications Services (4.4%)
3,964 Discovery, Inc., Class A
a,b
$ 114,996
8,706 Imax Corporation 140,515
4,376 Interpublic Group of Companies,
Inc. 154,735
3,253 Playtika Holding Corporation
b
72,314
Total 482,560
Consumer Discretionary (11.7%)
765 Aptiv plc
b
127,640
1,753 Cedar Fair, LP
b
73,626
2,432 Dollar Tree, Inc.
b
242,689
1,916 eBay, Inc. 130,690
962 Lear Corporation 168,331
855 Mohawk Industries, Inc.
b
166,640
769 Polaris, Inc. 100,793
3,823 Tapestry, Inc.
b
161,713
1,438 Wyndham Hotels & Resorts, Inc. 103,622
Total 1,275,744
Consumer Staples (4.8%)
6,700 Albertsons Companies, Inc. 144,720
1,548 Church & Dwight Company, Inc. 134,026
3,713 Hain Celestial Group, Inc.
b
148,186
1,350 Sysco Corporation 100,170
Total 527,102
Energy (4.8%)
4,093 Enterprise Products Partners, LP 92,379
5,082 Helmerich & Payne, Inc. 145,701
2,006 Marathon Petroleum Corporation 110,771
1,184 Pioneer Natural Resources
Company 172,118
Total 520,969
Financials (19.6%)
1,353 Capital One Financial Corporation 218,780
1,265 Cboe Global Markets, Inc. 149,865
2,811 Comerica, Inc. 193,003
3,040 Enterprise Financial Services
Corporation 135,493
5,250 Equitable Holdings, Inc. 162,068
3,389 Hartford Financial Services Group,
Inc. 215,608
1,326 Raymond James Financial, Inc. 171,690
2,708 Selective Insurance Group, Inc. 220,296
2,957 Trustmark Corporation 88,769
2,883 Voya Financial, Inc. 185,665
3,420 Wintrust Financial Corporation 244,188
2,848 Zions Bancorporations NA 148,523
Total 2,133,948
Health Care (7.7%)
1,573 Acadia Healthcare Company, Inc.
b
97,085
3,160 Centene Corporation
b
216,808
1,201 Ionis Pharmaceuticals, Inc.
b
44,605
2,366 NuVasive, Inc.
b
151,306
1,784 Syneos Health, Inc.
b
159,971
1,030 Zimmer Biomet Holdings, Inc. 168,323
Total 838,098
Industrials (15.8%)
1,491 AGCO Corporation 196,976
3,777 Barnes Group, Inc. 191,381
1,282 Carlisle Companies, Inc. 259,272
Shares Common Stock (95.4%) Value
Industrials (15.8%) - continued
3,266 Crane Company $ 317,553
936 JB Hunt Transport Services, Inc. 157,669
631 Lincoln Electric Holdings, Inc. 87,980
4,758 Meritor, Inc.
b
115,762
1,927 Robert Half International, Inc. 189,251
3,982 Southwest Airlines Company
b
201,171
Total 1,717,015
Information Technology (8.9%)
2,904 Jabil, Inc. 172,904
6,176 Juniper Networks, Inc. 173,793
4,060 NCR Corporation
b
180,264
4,939 ON Semiconductor Corporation
b
192,917
1,050 PTC, Inc.
b
142,222
1,706 Western Digital Corporation
b
110,771
Total 972,871
Materials (6.7%)
7,673 Axalta Coating Systems, Ltd.
b
230,957
4,172 Berry Plastics Group, Inc.
b
268,218
2,103 CF Industries Holdings, Inc. 99,367
1,353 LyondellBasell Industries NV 134,393
Total 732,935
Real Estate (6.7%)
893 Camden Property Trust 133,405
2,022 CBRE Group, Inc.
b
195,042
3,108 Highwoods Properties, Inc. 148,220
9,247 Host Hotels & Resorts, Inc.
b
147,305
2,636 Rayonier, Inc. REIT 99,404
Total 723,376
Utilities (4.3%)
1,852 Alliant Energy Corporation 108,398
6,519 CenterPoint Energy, Inc. 165,974
2,966 Evergy, Inc. 193,442
Total 467,814
Total Common Stock
(cost $8,386,475) 10,392,432
Shares
Registered Investment
Companies ( 1.1% ) Value
Unaffiliated  (1.1%)
2,660 Fidelity US Utilities ETF 113,449
Total 113,449
Total Registered Investment
Companies (cost $104,340) 113,449
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
98,560 Thrivent Cash Management Trust 98,560
Total Collateral Held for
Securities Loaned
(cost $98,560) 98,560
Shares Short-Term Investments ( 4.3% ) Value
Thrivent Core Short-Term Reserve
Fund
46,921 0.130% 469,213
Total Short-Term Investments
(cost $469,212) 469,213

Mid Cap Value Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments (4.3%) Value
Total Investments (cost
$9,058,587) 101.7% $11,073,654
Other Assets and Liabilities, Net
(1.7%) (181,867)
Total Net Assets 100.0% $10,891,787
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 92,832
Total lending $92,832
Gross amount payable upon return of
collateral for securities loaned $98,560
Net amounts due to counterparty $5,728
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 482,560 482,560 – –
Consumer Discretionary 1,275,744 1,275,744 – –
Consumer Staples 527,102 527,102 – –
Energy 520,969 520,969 – –
Financials 2,133,948 2,133,948 – –
Health Care 838,098 838,098 – –
Industrials 1,717,015 1,717,015 – –
Information Technology 972,871 972,871 – –
Materials 732,935 732,935 – –
Real Estate 723,376 723,376 – –
Utilities 467,814 467,814 – –
Registered Investment Companies
Unaffiliated 113,449 113,449 – –
Subtotal Investments in Securities $10,505,881 $10,505,881 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 469,213
Collateral Held for Securities Loaned 98,560
Subtotal Other Investments $567,773
Total Investments at Value $11,073,654
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $41 $5,445 $5,017 $469 47 4.3%
Total Affiliated Short-Term Investments 41 469 4.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   163 1,537 1,601 99 99 0.9
Total Collateral Held for Securities Loaned 163 99 0.9
Total Value $204 $568
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $0 $0 $– $0
Total Income/Non Income Cash from Affiliated Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 2
Total Affiliated Income from Securities Loaned, Net $2
Total $0 $0 $0

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 160,050
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 158,950
Hexion, Inc., Term Loan
227,103
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
226,536
INEOS US Petrochem, LLC, Term
Loan
405,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
403,380
Innophos Holdings, Inc., Term
Loan
222,188
3.592%,  (LIBOR 1M +
3.500%), 2/7/2027
b
221,170
Momentive Performance Materials
USA, LLC, Term Loan
220,500
3.350%,  (LIBOR 1M +
3.250%), 5/15/2024
b
218,754
Nouryon USA, LLC, Term Loan
500,668
2.835%,  (LIBOR 1M +
2.750%), 10/1/2025
b
493,874
Pixelle Specialty Solutions, LLC,
Term Loan
394,764
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
394,270
Sparta US HoldCo, LLC, Term
Loan
80,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
79,900
Venator Finance SARL, Term Loan
293,475
3.092%,  (LIBOR 1M +
3.000%), 8/8/2024
b
289,684
Total 2,486,518
Capital Goods (0.2%)
Bingo Industries, Ltd., Term Loan
200,000
0.000%,  (LIBOR 1M +
3.500%), 7/9/2028
b,c,d,e
198,500
Flex Acquisition Company, Inc.,
Term Loan
454,271
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
447,352
324,187
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
321,199
Gemini HDPE, LLC, Term Loan
356,637
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
355,150
GFL Environmental, Inc., Term
Loan
368,150
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
367,797
Graham Packaging Company,
Inc., Term Loan
379,050
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
376,397
Groupe Solmax, Inc., Term Loan
230,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
229,809
Hyperion Materials &
Technologies, Inc., Term Loan
135,000
0.000%,  (LIBOR 1M +
4.500%), 7/29/2028
b,c,d
134,831
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.2%) - continued
Mauser Packaging Solutions
Holding Company, Term Loan
$ 324,092
3.342%,  (LIBOR 1M +
3.250%), 4/3/2024
b
$ 313,407
MI Windows and Doors, Inc., Term
Loan
338,300
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
338,046
Pactiv Evergreen Group Holdings,
Inc., Term Loan
315,077
2.842%,  (LIBOR 1M +
2.750%), 2/5/2023
b
313,895
164,175
3.342%,  (LIBOR 1M +
3.250%), 2/5/2026
b
162,152
Quikrete Holdings Inc., Term Loan
325,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
321,412
RLG Holdings, LLC, Delayed Draw
59,494
0.000%,  (LIBOR 1M +
4.250%), 7/2/2028
b,c,d
59,345
RLG Holdings, LLC, Term Loan
235,000
5.000%,  (LIBOR 3M +
4.250%), 7/2/2028
b
234,413
TransDigm, Inc., Term Loan
792,925
2.342%,  (LIBOR 1M +
2.250%), 12/9/2025
b
778,343
TricorBraun Holdings, Inc.,
Delayed Draw
88,141
3.325%,  (LIBOR 2M +
3.250%), 3/3/2028
b,c,d
87,205
TricorBraun Holdings, Inc., Term
Loan
391,860
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
387,698
Trident TPI Holdings Inc., Delayed
Draw
17,000
0.000%,  (LIBOR 1M +
4.000%), 7/29/2028
b,c,d,e
16,979
Trident TPI Holdings Inc., Term
Loan
118,000
0.000%,  (LIBOR 1M +
4.000%), 7/29/2028
b,c,d,e
117,853
Vertiv Group Corporation, Term
Loan
1,308,425
2.851%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,295,131
Total 6,856,914
Communications Services (0.2%)
Allen Media, LLC, Delayed Draw
129,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
127,871
Allen Media, LLC, Term Loan
141,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d,e
139,590
Altice France SA, Term Loan
186,712
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
181,733
Cablevision Lightpath, LLC, Term
Loan
362,262
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
360,995

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
CCI Buyer, Inc., Term Loan
$ 99,750
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
$ 99,768
CommScope, Inc., Term Loan
424,183
3.342%,  (LIBOR 1M +
3.250%), 4/4/2026
b
419,410
Directv Financing, LLC, Term Loan
615,000
0.000%,  (LIBOR 1M +
5.000%), 7/22/2027
b,c,d
613,542
E.W. Scripps Company, Term Loan
345,025
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
343,838
Eagle Broadband Investments,
LLC, Term Loan
597,000
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
594,761
Entercom Media Corporation, Term
Loan
304,048
2.588%,  (LIBOR 1M +
2.500%), 11/17/2024
b
299,563
iHeartCommunications, Inc., Term
Loan
235,670
3.092%,  (LIBOR 1M +
3.000%), 5/1/2026
b
232,503
Indy US Bidco, LLC, Term Loan
334,163
4.103%,  (LIBOR 1M +
4.000%), 3/5/2028
b
333,387
Meredith Corporation, Term Loan
312,632
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
318,690
Metronet Systems Holdings, LLC,
Delayed Draw
36,667
0.000%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
36,621
Metronet Systems Holdings, LLC,
Term Loan
330,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
329,588
NEP Group, Inc., Term Loan
326,872
3.342%,  (LIBOR 1M +
3.250%), 10/20/2025
b
314,382
40,000
7.092%,  (LIBOR 1M +
7.000%), 10/19/2026
b
38,440
Nexstar Broadcasting, Inc., Term
Loan
507,431
2.600%,  (LIBOR 1M +
2.500%), 9/19/2026
b
502,286
ORBCOMM, Inc., Term Loan
290,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
289,458
Peraton Corporation, Term Loan
498,750
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
497,972
Radiate Holdco, LLC, Term Loan
855,700
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
852,012
Terrier Media Buyer, Inc., Term
Loan
497,500
3.592%,  (LIBOR 1M +
3.500%), 12/17/2026
b
492,182
Univision Communications, Inc.,
Term Loan
270,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
269,031
Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Voyage Australia Property, Ltd.,
Term Loan
$ 285,000
4.000%,  (LIBOR 3M +
3.500%), 5/27/2028
b,c,d
$ 284,287
WideOpenWest Finance, LLC,
Term Loan
428,396
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
426,970
Xplornet Communications, Inc.,
Term Loan
371,461
4.842%,  (LIBOR 1M +
4.750%), 6/10/2027
b
371,461
Total 8,770,341
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
185,000
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
183,642
American Trailer World
Corporation, Term Loan
335,000
0.000%,  (LIBOR 1M +
3.750%), 3/5/2028
b,c,d
330,186
Caesars Resort Collection, LLC,
Term Loan
481,362
4.592%,  (LIBOR 1M +
4.500%), 7/20/2025
b
481,363
Carnival Corporation, Term Loan
269,320
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
267,133
Cengage Learning, Inc., Term
Loan
540,000
0.000%,  (LIBOR 3M +
4.750%), 6/29/2026
b,c,d
539,201
CP Atlas Buyer, Inc., Term Loan
324,188
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
322,534
Golden Entertainment, Inc., Term
Loan
682,153
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
678,176
Golden Nugget, LLC, Term Loan
356,683
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
353,020
LCPR Loan Financing, LLC, Term
Loan
330,000
3.843%,  (LIBOR 1M +
3.750%), 10/15/2028
b
330,083
Michaels Companies, Inc., Term
Loan
525,000
5.000%,  (LIBOR 1M +
4.250%), 4/15/2028
b
525,000
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
36,875
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
36,852
Osmosis Debt Merger Sub, Inc.,
Term Loan
295,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
294,817
Penn National Gaming, Inc., Term
Loan
218,279
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
216,278

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Raptor Acquisition Corporation,
Term Loan
$ 180,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
$ 179,888
Scientific Games International,
Inc., Term Loan
1,196,983
2.842%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,177,867
Staples, Inc., Term Loan
129,033
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
126,476
226,888
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
219,797
Tenneco, Inc., Term Loan
359,664
3.092%,  (LIBOR 1M +
3.000%), 10/1/2025
b
354,945
Truck Hero, Inc., Term Loan
89,775
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
89,416
Wyndham Hotels & Resorts, Inc.,
Term Loan
238,262
1.842%,  (LIBOR 1M +
1.750%), 5/30/2025
b
235,582
Total 6,942,256
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
140,000
3.592%,  (LIBOR 1M +
3.500%), 4/8/2028
b
139,825
Bausch Health Americas, Inc.,
Term Loan
508,566
3.092%,  (LIBOR 1M +
3.000%), 6/1/2025
b
504,752
Bellring Brands, LLC, Term Loan
350,097
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
351,354
Blue Ribbon, LLC, Term Loan
367,688
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
359,415
Chobani, LLC, Term Loan
188,575
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
188,339
City Brewing Company, LLC, Term
Loan
210,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
208,163
CNT Holdings I Corporation, Term
Loan
244,388
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
243,777
70,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
71,050
Dole Food Company, Inc., Term
Loan
439,411
5.000%,  (LIBOR 1M +
2.750%), 4/6/2024
b
438,862
Endo Luxembourg Finance
Company I Sarl, Term Loan
578,550
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
563,652
Gainwell Acquisition Corporation,
Term Loan
668,321
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
667,693
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Global Medical Response, Inc.,
Term Loan
$ 101,325
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
$ 101,198
1,114,400
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,115,191
Herens US Holdco Corporation,
Term Loan
505,000
0.000%,  (LIBOR 2M +
4.000%), 5/14/2028
b,c,d
504,475
MPH Acquisition Holdings, LLC,
Term Loan
829,284
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
822,973
Ortho-Clinical Diagnostics SA,
Term Loan
572,234
3.101%,  (LIBOR 1M +
3.000%), 6/30/2025
b
569,613
Petco Health & Wellness
Company, Inc., Term Loan
423,938
3.373%,  (LIBOR 2M +
3.250%), 3/4/2028
b
421,949
PetSmart, Inc., Term Loan
600,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
599,400
Precision Medicine Group, LLC,
Delayed Draw
49,615
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
49,399
Precision Medicine Group, LLC,
Term Loan
378,483
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
376,829
Sotera Health Holdings, LLC, Term
Loan
243,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
241,887
Total 8,539,796
Energy (<0.1%)
Calpine Corporation, Term Loan
467,650
2.600%,  (LIBOR 1M +
2.500%), 12/16/2027
b
462,426
Energizer Holdings, Inc., Term
Loan
129,350
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
128,380
Lealand Finance Company BV,
Term Loan
96,195
0.000%,PIK 3.000%, (LIBOR
1M + 1.000%), 6/30/2025
b,f
43,095
Total 633,901
Financials (0.1%)
Asurion, LLC, Term Loan
815,900
3.342%,  (LIBOR 1M +
3.250%), 12/23/2026
b
800,218
215,000
5.342%,  (LIBOR 1M +
5.250%), 2/3/2028
b
213,772
425,000
0.000%,  (LIBOR 1M +
5.250%), 1/15/2029
b,c,d
422,476

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
Digicel International Finance, Ltd.,
Term Loan
$ 408,126
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
$ 388,128
Northriver Midstream Finance, LP,
Term Loan
268,401
3.395%,  (LIBOR 3M +
3.250%), 10/1/2025
b
265,752
Tiger Acquisition, LLC, Term Loan
180,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
178,538
Tronox Finance, LLC, Term Loan
283,258
2.627%,  (LIBOR 1M +
2.500%), 3/11/2028
b
280,380
Total 2,549,264
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
421,625
3.628%,  (LIBOR 2M +
3.500%), 8/21/2026
b
408,976
Crown Subsea Communications
Holding, Inc., Term Loan
480,034
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
482,636
Gogo Intermediate Holdings, LLC,
Term Loan
460,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
457,415
Lummus Technology Holdings V,
LLC, Term Loan
907,725
3.592%,  (LIBOR 1M +
3.500%), 6/30/2027
b
899,637
Prime Security Services Borrower,
LLC, Term Loan
1,127,175
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,121,697
Rackspace Technology Global,
Inc., Term Loan
728,175
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
718,876
Redstone Holdco 2 LP, Delayed
Draw
73,760
0.000%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
73,161
54,490
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
53,537
Redstone Holdco 2 LP, Term Loan
188,460
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
186,930
95,026
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
93,362
SS&C Technologies, Inc., Term
Loan
41,405
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
40,760
28,206
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
27,767
Verscend Holding Corporation,
Term Loan
165,000
4.092%,  (LIBOR 1M +
4.000%), 8/27/2025
b
164,546
Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.2%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 780,822
3.092%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 767,580
Total 5,496,880
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
875,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
898,406
Air Canada, Term Loan
189,000
0.000%,  (LIBOR 1M +
3.500%), 7/27/2028
b,c,d
189,316
Genesee & Wyoming, Inc., Term
Loan
449,312
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
444,932
Hertz Corporation, Term Loan
145,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
144,063
27,327
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
27,150
Mileage Plus Holdings, LLC, Term
Loan
245,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
259,303
SkyMiles IP, Ltd., Term Loan
320,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
337,690
United Airlines, Inc., Term Loan
274,313
4.500%,  (LIBOR 1M +
3.750%), 4/21/2028
b
274,417
Total 2,575,277
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
77,867
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
77,867
CQP Holdco LP, Term Loan
650,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
645,834
EnergySolutions, LLC, Term Loan
225,873
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
224,461
Exgen Renewables IV, LLC, Term
Loan
165,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
164,553
Osmose Utilities Services, Inc.,
Term Loan
115,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
113,922
PG&E Corporation, Term Loan
486,734
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
473,753
Total 1,700,390
Total Bank Loans
(cost $46,577,629) 46,551,537

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 43.0% ) Value
Unaffiliated  (1.1%)
769 Direxion Daily S&P 500 $ 87,574
1,035 Direxion Daily Small Cap Bull 3X
Shares 89,486
656,850 Invesco Senior Loan ETF 14,470,405
25,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
3,400,250
3,101 ProShares Ultra S&P 500
g
387,346
429 ProShares UltraPro QQQ 56,946
5,012 SPDR Bloomberg Barclays High
Yield Bond ETF
g
550,167
107,450 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 2,949,503
35,690 SPDR S&P 500 ETF Trust 15,650,422
9,208 SPDR S&P Biotech ETF
g
1,136,359
9,190 SPDR S&P Oil & Gas Exploration
ETF
g
760,932
10,000 Vanguard Short-Term Corporate
Bond ETF
g
828,700
Total 40,368,090
Affiliated  (41.9%)
8,042,034 Thrivent Core Emerging Markets
Debt Fund 80,098,658
1,859,518 Thrivent Core Emerging Markets
Equity Fund 22,277,030
1,052,872 Thrivent Core International Equity
Fund 11,676,346
6,265,372 Thrivent Core Low Volatility Equity
Fund 91,098,516
2,347,282 Thrivent Global Stock Fund, Class
S 74,713,994
9,106,351 Thrivent High Yield Fund, Class S 42,890,911
14,024,976 Thrivent Income Fund, Class S 139,548,513
13,394,631 Thrivent International Allocation
Fund, Class S 161,137,416
15,481,810 Thrivent Large Cap Growth Fund,
Class S 316,293,380
9,522,933 Thrivent Large Cap Value Fund,
Class S 269,689,468
5,502,630 Thrivent Limited Maturity Bond
Fund, Class S 69,993,448
4,392,189 Thrivent Mid Cap Stock Fund,
Class S 172,569,123
1,306,064 Thrivent Small Cap Stock Fund,
Class S 45,477,144
Total 1,497,463,947
Total Registered Investment
Companies (cost $966,283,865) 1,537,832,037
Principal
Amount Long-Term Fixed Income ( 26.4% ) Value
Asset-Backed Securities (1.4%)
510 Asset Backed 2021-NPL1
Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
852,356
522 Funding CLO, Ltd.
900,000
1.734%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,h
899,210
Principal
Amount Long-Term Fixed Income (26.4%) Value
Asset-Backed Securities (1.4%) - continued
Access Group, Inc.
$ 51,798
0.589%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
$ 51,332
Aimco CLO 10, Ltd.
800,000
1.458%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,h
800,000
Aimco CLO 11, Ltd.
1,350,000
1.506%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,h
1,351,785
Arch Street CLO, Ltd.
550,000
2.434%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,h
550,060
550,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
549,995
Ares CLO, Ltd.
1,000,000
1.534%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
1,000,397
Ares XXXIIR CLO, Ltd.
1,025,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
1,025,082
Balboa Bay Loan Funding, Ltd.
600,000
1.884%,  (LIBOR 3M +
1.750%), 1/20/2032, Ser.
2020-1A, Class B
b,h
600,460
Buttermilk Park CLO, Ltd.
1,750,000
1.526%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,750,668
Carlyle Global Market Strategies
CLO, Ltd.
1,150,000
1.576%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
1,150,316
CarVal CLO II, Ltd.
850,000
1.634%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
849,998
500,000
2.134%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
499,093
Cent CLO, LP
300,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
300,172
CIFC Funding, Ltd.
500,000
1.734%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,h
500,510
CMFT Net Lease Master Issuer,
LLC
575,000
2.090%,  7/20/2051, Ser.
2021-1, Class A1
e,h
577,695
Colony American Finance Trust
1,066,216
2.835%,  6/15/2052, Ser.
2019-2, Class A
h
1,125,961

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Asset-Backed Securities (1.4%) - continued
Commonbond Student Loan Trust
$ 68,641
0.589%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
$ 68,190
CoreVest American Finance Trust
1,412,082
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
1,484,668
Dryden 36 Senior Loan Fund
700,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
700,295
Dryden Senior Loan Fund
950,000
1.534%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
950,419
ECMC Group Student Loan Trust
811,661
1.239%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,h
819,642
Flatiron CLO, Ltd.
475,000
1.905%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,h
475,621
Galaxy XIX CLO, Ltd.
650,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
650,109
Galaxy XX CLO, Ltd.
650,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,h
650,044
Golub Capital Partners, Ltd.
745,957
1.284%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,h
746,024
769,000
1.334%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,h
767,613
Harley Marine Financing, LLC
2,091,274
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
2,032,076
Home Partners of America Trust
1,343,172
2.908%,  9/17/2039, Ser.
2019-1, Class A
h
1,390,610
1,517,677
2.703%,  10/19/2039, Ser.
2019-2, Class A
h
1,602,689
800,000
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
803,951
Laurel Road Prime Student Loan
Trust
713,962
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
742,020
Longfellow Place CLO, Ltd.
1,600,000
1.876%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,599,994
425,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
425,025
Madison Park Funding XIV, Ltd.
750,000
1.538%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
750,086
Principal
Amount Long-Term Fixed Income (26.4%) Value
Asset-Backed Securities (1.4%) - continued
Madison Park Funding, Ltd.
$ 825,000
2.234%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,h
$ 827,511
Magnetite XII, Ltd.
650,000
1.226%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,h
650,151
Mercury Financial Credit Card
Master Trust
700,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
h
702,849
Mountain View CLO, Ltd.
475,000
1.246%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,h
474,954
MRA Issuance Trust
1,000,000
1.842%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,h
999,909
National Collegiate Trust
339,121
0.384%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
333,197
Neuberger Berman CLO, Ltd.
400,000
1.168%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,h
400,000
Octagon Investment Partners 32,
Ltd.
1,500,000
2.176%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,h
1,500,216
Octagon Investment Partners XVI,
Ltd.
200,000
1.534%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
200,075
OZLM IX, Ltd.
525,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
525,416
OZLM VIII, Ltd.
1,498,209
1.304%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,h
1,498,639
Palmer Square Loan Funding, Ltd.
550,000
1.784%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,h
550,323
Progress Residential Trust
500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
506,112
1,500,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
1,523,608
Shackleton 2015-VII-R CLO, Ltd.
1,150,000
1.276%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,h
1,150,268
SLM Student Loan Trust
133,907
0.489%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
131,709

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Asset-Backed Securities (1.4%) - continued
Sound Point CLO XIV, Ltd.
$ 1,050,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
$ 1,047,430
Sound Point CLO XV, Ltd.
1,050,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
1,050,174
Sound Point CLO XXI, Ltd.
625,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
625,213
THL Credit Wind River CLO, Ltd.
375,000
1.564%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,h
376,106
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
1,001,516
Upstart Securitization Trust
453,588
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
456,190
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
425,851
Voya CLO, Ltd.
499,220
1.326%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,h
499,219
Whitebox CLO II, Ltd.
500,000
2.375%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,h
500,408
Wind River CLO, Ltd.
625,000
1.734%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
625,209
525,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
525,175
Total 50,201,594
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
700,000 2.700%,  5/15/2040 734,135
Alcoa Nederland Holding BV
320,000 5.500%,  12/15/2027
h
345,600
BWAY Holding Company
170,000 5.500%,  4/15/2024
h
171,062
Chemours Company
210,000 5.750%,  11/15/2028
h
222,862
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027 189,900
120,000 4.625%,  3/1/2029
g,h
127,350
120,000 4.875%,  3/1/2031
h
129,600
Consolidated Energy Finance SA
210,000 6.875%,  6/15/2025
h
213,160
DowDuPont, Inc.
200,000 4.493%,  11/15/2025 227,560
First Quantum Minerals, Ltd.
390,000 7.500%,  4/1/2025
h
404,196
Freeport-McMoRan, Inc.
230,000 4.125%,  3/1/2028 240,925
Principal
Amount Long-Term Fixed Income (26.4%) Value
Basic Materials (0.3%) - continued
$ 270,000 4.250%,  3/1/2030 $ 291,262
105,000 4.625%,  8/1/2030 115,369
Glencore Funding, LLC
43,000 4.125%,  5/30/2023
h
45,601
396,000 4.000%,  3/27/2027
h
441,579
Hecla Mining Company
85,000 7.250%,  2/15/2028 92,048
Hudbay Minerals, Inc.
200,000 4.500%,  4/1/2026
h
203,500
Ingevity Corporation
330,000 3.875%,  11/1/2028
h
330,000
International Paper Company
208,000 4.350%,  8/15/2048 264,280
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 171,902
460,000 4.500%,  7/15/2027 529,201
Kraton Polymers, LLC
275,000 4.250%,  12/15/2025
h
281,875
Mercer International, Inc.
190,000 5.125%,  2/1/2029 193,562
Novelis Corporation
205,000 5.875%,  9/30/2026
h
212,722
90,000 3.250%,  11/15/2026
d,h
91,350
100,000 4.750%,  1/30/2030
h
106,481
90,000 3.875%,  8/15/2031
d,h
91,013
OCI NV
173,000 4.625%,  10/15/2025
h
178,839
Olin Corporation
360,000 5.125%,  9/15/2027 374,850
SCIH Salt Holdings, Inc.
210,000 4.875%,  5/1/2028
h
209,738
Sherwin-Williams Company
153,000 3.125%,  6/1/2024 163,408
Southern Copper Corporation
450,000 3.875%,  4/23/2025 490,838
Syngenta Finance NV
400,000 5.182%,  4/24/2028
h
461,774
Teck Resources, Ltd.
581,000 6.125%,  10/1/2035 758,870
United States Steel Corporation
250,000 6.875%,  3/1/2029 271,358
Vale Overseas, Ltd.
132,000 6.875%,  11/21/2036 184,151
Venator Finance SARL
235,000 5.750%,  7/15/2025
h
225,600
WestRock Company
245,000 3.750%,  3/15/2025 268,592
Total 10,056,113
Capital Goods (0.5%)
AECOM
350,000 5.125%,  3/15/2027 389,375
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
h
252,000
Ardagh Packaging Finance plc
132,000 6.000%,  2/15/2025
h
136,092
330,000 5.250%,  8/15/2027
h
336,962
BAE Systems plc
725,000 1.900%,  2/15/2031
h
715,042
Boeing Company
710,000 5.930%,  5/1/2060 982,256
350,000 5.040%,  5/1/2027 404,564
338,000 5.150%,  5/1/2030 402,487

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Capital Goods (0.5%) - continued
$ 600,000 5.705%,  5/1/2040 $ 779,613
Bombardier, Inc.
210,000 7.500%,  3/15/2025
h
213,971
65,000 7.125%,  6/15/2026
h
67,599
210,000 7.875%,  4/15/2027
h
217,402
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
h
106,784
BWAY Holding Company
210,000 7.250%,  4/15/2025
h
204,971
Carrier Global Corporation
456,000 3.577%,  4/5/2050 507,199
650,000 2.700%,  2/15/2031 683,551
Cintas Corporation No. 2
230,000 3.700%,  4/1/2027 258,629
CNH Industrial NV
210,000 3.850%,  11/15/2027 235,442
Cornerstone Building Brands, Inc.
280,000 6.125%,  1/15/2029
h
298,200
Covanta Holding Corporation
200,000 6.000%,  1/1/2027 207,500
105,000 5.000%,  9/1/2030 112,681
CP Atlas Buyer, Inc.
180,000 7.000%,  12/1/2028
h
185,765
Crown Cork & Seal Company, Inc.
330,000 7.375%,  12/15/2026 405,570
Emerson Electric Company
700,000 1.800%,  10/15/2027 723,560
GFL Environmental, Inc.
70,000 4.000%,  8/1/2028
h
69,176
185,000 3.500%,  9/1/2028
h
185,586
H&E Equipment Services, Inc.
255,000 3.875%,  12/15/2028
h
252,769
Howmet Aerospace, Inc.
240,000 6.875%,  5/1/2025 279,290
Ingersoll-Rand Luxembourg
Finance SA
275,000 3.500%,  3/21/2026 303,272
JELD-WEN, Inc.
180,000 6.250%,  5/15/2025
h
191,250
60,000 4.625%,  12/15/2025
h
61,125
L3Harris Technologies, Inc.
507,000 3.950%,  5/28/2024 546,645
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 389,370
78,000 6.150%,  9/1/2036 113,148
Meritor, Inc.
140,000 4.500%,  12/15/2028
h
143,318
NESCO Holdings II, Inc.
140,000 5.500%,  4/15/2029
h
144,470
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 642,158
Owens-Brockway Glass Container,
Inc.
170,000 5.875%,  8/15/2023
h
182,113
Raytheon Technologies
Corporation
456,000 4.125%,  11/16/2028 529,011
Republic Services, Inc.
235,000 2.900%,  7/1/2026 253,371
Roper Technologies, Inc.
192,000 4.200%,  9/15/2028 223,073
335,000 1.750%,  2/15/2031 327,865
Principal
Amount Long-Term Fixed Income (26.4%) Value
Capital Goods (0.5%) - continued
SRM Escrow Issuer, LLC
$ 325,000 6.000%,  11/1/2028
h
$ 346,938
Standard Industries, Inc.
300,000 4.375%,  7/15/2030
h
309,000
Textron, Inc.
510,000 3.375%,  3/1/2028 558,662
Titan Acquisition, Ltd.
90,000 7.750%,  4/15/2026
h
92,629
TransDigm, Inc.
175,000 6.250%,  3/15/2026
h
183,531
630,000 5.500%,  11/15/2027 650,475
50,000 4.625%,  1/15/2029
h
49,875
United Rentals North America, Inc.
280,000 4.875%,  1/15/2028 295,680
170,000 4.000%,  7/15/2030 176,588
United Technologies Corporation
375,000 4.450%,  11/16/2038 464,281
400,000 3.750%,  11/1/2046 463,119
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
h
106,838
WESCO Distribution, Inc.
310,000 7.250%,  6/15/2028
h
345,030
Total 17,706,871
Collateralized Mortgage Obligations (1.3%)
Alternative Loan Trust
134,475
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 107,066
AMSR Trust
1,500,000
1.877%,  8/17/2026, Ser.
2021-SFR2, Class C
h
1,508,815
Bellemeade Re, Ltd.
168,014
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
169,378
448,573
1.189%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,h
448,755
850,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
854,666
BRAVO Residential Funding Trust
271,956
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
278,201
Business Jet Securities, LLC
710,776
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
726,370
CHL Mortgage Pass-Through Trust
1,760,330
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,353,789
CIM Trust
865,825
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
913,421
Citicorp Mortgage Securities, Inc.
582,124
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 576,325
Countrywide Alternative Loan Trust
164,158
2.842%,  10/25/2035, Ser.
2005-43, Class 4A1
b
155,452
643,583
7.000%,  10/25/2037, Ser.
2007-24, Class A10 333,360

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
Countrywide Home Loans, Inc.
$ 186,713
5.750%,  4/25/2037, Ser.
2007-3, Class A27 $ 134,430
Credit Suisse Mortgage Trust
135,468
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
h
135,298
885,587
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,h
921,261
2,160,515
3.445%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
2,183,990
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
70,843
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 63,510
Federal Home Loan Mortgage
Corporation - REMIC
9,850,405
2.000%,  11/25/2050, Ser.
5038, Class NI
j
1,174,369
258,347
4.000%,  7/15/2031, Ser.
4104, Class KI
j
11,507
379,737
3.000%,  2/15/2033, Ser.
4170, Class IG
j
36,387
964,975
3.000%,  3/15/2033, Ser.
4180, Class PI
j
102,972
Federal National Mortgage
Association - REMIC
1,480,711
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
81,111
12,990,131
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
709,291
Foundation Finance Trust
811,104
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
813,652
FWD Securitization Trust
1,238,780
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
1,264,279
Galton Funding Mortgage Trust
2018-2
42,538
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,h
42,606
Genworth Mortgage Insurance
Corporation
1,000,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
1,003,728
GS Mortgage-Backed Securities
Trust
516,366
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
523,174
GSAA Home Equity Trust
1,534,801
4.545%,  8/25/2034, Ser.
2004-10, Class M2
i
1,592,751
GSR Mortgage Loan Trust
1,258,331
3.270%,  9/25/2034, Ser.
2004-11, Class 2A2
b
1,324,036
Legacy Mortgage Asset Trust
534,790
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
538,593
LHOME Mortgage Trust
950,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h
949,981
900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
898,719
Principal
Amount Long-Term Fixed Income (26.4%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
MASTR Alternative Loans Trust
$ 334,457
0.539%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
$ 45,249
Merrill Lynch Alternative Note
Asset Trust
166,081
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 103,065
MRA Issuance Trust
675,000
1.850%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,h
674,587
1,800,000
1.250%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,h
1,799,900
New York Mortgage Trust
1,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
999,360
829,973
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
838,657
Oak Street Investment
691,862
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
706,269
Oaktown Re, Ltd.
1,000,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
1,003,224
Palmer Square Loan Funding, Ltd.
1,150,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,h
1,150,230
Preston Ridge Partners Mortgage
Trust, LLC
715,374
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
718,665
1,031,344
2.857%,  9/25/2025, Ser.
2020-3, Class A1
h,i
1,037,406
852,661
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
855,083
Pretium Mortgage Credit Partners,
LLC
550,969
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
551,753
Residential Accredit Loans, Inc.
Trust
277,204
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 275,981
Silver Hill Trust
361,821
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
370,481
Starwood Mortgage Residential
Trust
155,179
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
156,943
Toorak Mortgage Corporation, Ltd.
1,000,862
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
1,004,407
3,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,533,943
600,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
602,596

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
Vericrest Opportunity Loan
Transferee
$ 647,207
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
$ 646,936
404,020
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
h,i
404,697
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
698,714
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
525,199
723,114
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
723,938
550,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
551,032
550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
550,785
457,853
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
459,290
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
375,787
575,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
h,i
576,310
Verus Securitization Trust
497,141
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,h
503,408
616,236
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
627,309
317,602
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,h
319,671
1,227,912
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,h
1,248,327
WaMu Mortgage Pass Through
Certificates
129,888
3.029%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
128,283
183,005
3.066%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
183,748
Total 46,882,476
Commercial Mortgage-Backed Securities (0.2%)
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,330,825
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
1,021,556
BANK 2021-BNK35
1,100,000
1.874%,  7/15/2026, Ser.
2021-BN35, Class A2
b,d,e
1,133,516
BBCMS Mortgage Trust
5,684,159
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
761,295
BFLD Trust
900,000
1.243%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,h
905,061
325,000
1.793%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
327,242
Principal
Amount Long-Term Fixed Income (26.4%) Value
Commercial Mortgage-Backed Securities (0.2%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 3,749,012
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,j,k
$ 533,840
415,545
3.000%,  3/15/2045, Ser.
4741, Class GA 427,614
GS Mortgage Securities Trust
1,193,240
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,268,432
Morgan Stanley Capital I Trust
5,985,319
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
823,223
Total 8,532,604
Communications Services (0.9%)
Altice France SA
110,000 8.125%,  2/1/2027
h
119,104
75,000 5.500%,  1/15/2028
h
76,875
215,000 5.125%,  7/15/2029
h
216,593
AMC Networks, Inc.
275,000 4.250%,  2/15/2029 275,000
American Tower Corporation
300,000 3.375%,  10/15/2026 328,022
275,000 2.900%,  1/15/2030 292,511
700,000 2.100%,  6/15/2030 700,440
AT&T, Inc.
306,000 3.500%,  9/15/2053
h
316,311
700,000 2.300%,  6/1/2027 732,899
725,000 4.350%,  3/1/2029 843,613
315,000 5.250%,  3/1/2037 400,258
300,000 4.900%,  8/15/2037 375,456
285,000 5.550%,  8/15/2041 380,098
825,000 3.100%,  2/1/2043 824,447
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
h
284,273
330,000 5.125%,  5/1/2027
h
345,262
285,000 4.750%,  3/1/2030
h
302,086
60,000 4.500%,  8/15/2030
h
63,000
CCOH Safari, LLC
99,000 5.750%,  2/15/2026
h
102,366
Cengage Learning, Inc.
300,000 9.500%,  6/15/2024
h
307,415
Charter Communications
Operating, LLC
129,000 6.834%,  10/23/2055 193,904
300,000 4.500%,  2/1/2024 326,433
430,000 4.200%,  3/15/2028 489,695
650,000 3.500%,  6/1/2041 663,556
625,000 6.484%,  10/23/2045 879,223
Clear Channel Worldwide
Holdings, Inc.
265,000 7.750%,  4/15/2028
h
276,347
Comcast Corporation
370,000 4.049%,  11/1/2052 447,603
355,000 3.950%,  10/15/2025 398,130
575,000 4.250%,  10/15/2030 683,049
130,000 4.400%,  8/15/2035 158,763
410,000 4.750%,  3/1/2044 535,793
250,000 4.600%,  8/15/2045 319,914

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Communications Services (0.9%) - continued
Consolidated Communications,
Inc.
$ 120,000 5.000%,  10/1/2028
h
$ 120,637
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
459,257
Crown Castle International
Corporation
312,000 3.200%,  9/1/2024 333,115
CSC Holdings, LLC
90,000 5.375%,  2/1/2028
h
95,070
655,000 4.125%,  12/1/2030
h
656,637
Cumulus Media New Holdings,
Inc.
170,000 6.750%,  7/1/2026
g,h
179,350
DIRECTV Holdings, LLC
70,000 5.875%,  8/15/2027
d,h
72,373
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 447,250
DISH DBS Corporation
180,000 7.375%,  7/1/2028 194,746
Entercom Media Corporation
170,000 6.500%,  5/1/2027
g,h
175,100
Front Range BidCo, Inc.
285,000 4.000%,  3/1/2027
h
283,575
180,000 6.125%,  3/1/2028
h
183,179
Frontier Communications
Corporation
150,000 5.875%,  10/15/2027
h
160,297
GCI, LLC
230,000 4.750%,  10/15/2028
h
239,487
Gray Television, Inc.
210,000 4.750%,  10/15/2030
h
208,186
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 224,750
iHeartCommunications, Inc.
190,000 4.750%,  1/15/2028
h
196,857
LCPR Senior Secured Financing
DAC
170,000 6.750%,  10/15/2027
h
181,388
Level 3 Financing, Inc.
140,000 4.625%,  9/15/2027
h
145,390
620,000 4.250%,  7/1/2028
h
631,237
Ligado Networks, LLC
113,499
0.000%,PIK 15.500%,
11/1/2023
f,h
111,513
NBN Company, Ltd.
725,000 2.625%,  5/5/2031
h
753,000
Netflix, Inc
300,000 5.875%,  11/15/2028 372,750
Netflix, Inc.
590,000 4.875%,  4/15/2028 689,468
300,000 4.875%,  6/15/2030
h
361,431
Nexstar Escrow Corporation
340,000 5.625%,  7/15/2027
h
359,448
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 173,291
210,000 4.200%,  6/1/2030 243,933
Radiate Holdco, LLC
120,000 6.500%,  9/15/2028
h
124,702
Scripps Escrow II, Inc.
105,000 5.375%,  1/15/2031
h
104,737
Principal
Amount Long-Term Fixed Income (26.4%) Value
Communications Services (0.9%) - continued
Scripps Escrow, Inc.
$ 140,000 5.875%,  7/15/2027
h
$ 144,900
SFR Group SA
242,000 7.375%,  5/1/2026
h
251,680
Sinclair Television Group, Inc.
330,000 5.500%,  3/1/2030
g,h
329,588
Sirius XM Radio, Inc.
190,000 5.000%,  8/1/2027
h
198,550
155,000 4.000%,  7/15/2028
h
159,910
125,000 4.125%,  7/1/2030
h
128,960
Sprint Capital Corporation
250,000 6.875%,  11/15/2028 322,528
210,000 8.750%,  3/15/2032 323,689
Sprint Corporation
870,000 7.625%,  2/15/2025 1,025,565
Telefonica Emisiones SAU
475,000 4.570%,  4/27/2023 506,906
Terrier Media Buyer, Inc.
160,000 8.875%,  12/15/2027
h
171,088
Time Warner Entertainment
Company, LP
229,000 8.375%,  3/15/2023 257,465
T-Mobile USA, Inc.
700,000 2.550%,  2/15/2031 716,555
145,000 2.875%,  2/15/2031 145,808
600,000 4.375%,  4/15/2040 710,742
United States Cellular Corporation
210,000 6.700%,  12/15/2033 260,925
Uniti Group, LP
70,000 4.750%,  4/15/2028
h
70,210
175,000 6.500%,  2/15/2029
h
177,373
Univision Communications, Inc.
175,000 6.625%,  6/1/2027
h
188,179
VeriSign, Inc.
150,000 4.750%,  7/15/2027 159,275
Verizon Communications, Inc.
456,000 3.700%,  3/22/2061 503,733
150,000
1.256%,  (LIBOR 3M +
1.100%), 5/15/2025
b
154,338
304,000 2.100%,  3/22/2028 312,557
1,192,000 4.272%,  1/15/2036 1,432,677
825,000 2.650%,  11/20/2040 807,702
Viacom, Inc.
228,000 5.850%,  9/1/2043 318,679
Viasat, Inc.
280,000 5.625%,  9/15/2025
h
284,824
Vodafone Group plc
225,000 4.875%,  6/19/2049 286,965
VTR Finance NV
165,000 6.375%,  7/15/2028
h
174,311
Walt Disney Company
775,000 2.200%,  1/13/2028 811,265
500,000 2.650%,  1/13/2031 532,723
Ziggo BV
340,000 5.500%,  1/15/2027
h
352,495
105,000 4.875%,  1/15/2030
h
108,308
Total 33,471,066
Consumer Cyclical (1.0%)
1011778 B.C., ULC
320,000 4.375%,  1/15/2028
h
324,416
Allen Media, LLC
140,000 10.500%,  2/15/2028
h
139,650

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Cyclical (1.0%) - continued
Allied Universal Holdco, LLC
$ 115,000 6.625%,  7/15/2026
h
$ 121,756
310,000 4.625%,  6/1/2028
h
311,162
100,000 6.000%,  6/1/2029
h
100,125
Allison Transmission, Inc.
275,000 3.750%,  1/30/2031
h
273,969
Amazon.com, Inc.
975,000 3.100%,  5/12/2051 1,050,317
324,000 3.875%,  8/22/2037 392,675
234,000 4.050%,  8/22/2047 289,132
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027
g
341,250
American Honda Finance
Corporation
400,000 2.150%,  9/10/2024 418,146
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
d,h
140,388
Boyd Gaming Corporation
205,000 4.750%,  6/15/2031
h
212,094
Boyne USA, Inc.
160,000 4.750%,  5/15/2029
h
165,000
Brookfield Residential Properties,
Inc.
230,000 6.250%,  9/15/2027
h
242,891
235,000 5.000%,  6/15/2029
h
239,230
Caesars Entertainment, Inc.
70,000 8.125%,  7/1/2027
h
76,978
Carnival Corporation
36,000 11.500%,  4/1/2023
h
40,590
145,000 7.625%,  3/1/2026
h
153,156
335,000 5.750%,  3/1/2027
h
340,444
230,000 4.000%,  8/1/2028
h
229,052
Cedar Fair, LP
305,000 5.250%,  7/15/2029 309,856
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
145,075
Cinemark USA, Inc.
240,000 5.875%,  3/15/2026
h
235,800
Clarios Global, LP
105,000 8.500%,  5/15/2027
h
113,400
Colt Merger Sub, Inc.
505,000 6.250%,  7/1/2025
h
532,775
CVS Health Corporation
700,000 3.625%,  4/1/2027 780,407
D.R. Horton, Inc.
500,000 2.600%,  10/15/2025 528,872
Dana, Inc.
250,000 5.625%,  6/15/2028 268,997
Empire Communities Corporation
210,000 7.000%,  12/15/2025
h
221,287
Expedia Group, Inc.
900,000 3.250%,  2/15/2030 944,639
Ford Motor Company
210,000 9.000%,  4/22/2025 258,499
70,000 9.625%,  4/22/2030 101,062
230,000 7.450%,  7/16/2031 304,430
Ford Motor Credit Company, LLC
745,000 4.063%,  11/1/2024 789,585
570,000 4.134%,  8/4/2025 609,786
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
h
141,400
Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Cyclical (1.0%) - continued
General Motors Company
$ 700,000 6.125%,  10/1/2025 $ 828,586
700,000 6.800%,  10/1/2027 890,892
General Motors Financial
Company, Inc.
400,000 3.150%,  6/30/2022 408,900
152,000 3.950%,  4/13/2024 163,512
300,000 1.500%,  6/10/2026 300,972
Goodyear Tire & Rubber Company
140,000 5.000%,  7/15/2029
h
147,276
105,000 5.250%,  7/15/2031
h
110,775
Hanesbrands, Inc.
305,000 4.875%,  5/15/2026
h
328,820
Herc Holdings, Inc.
170,000 5.500%,  7/15/2027
h
178,287
Hilton Domestic Operating
Company, Inc.
380,000 4.875%,  1/15/2030 407,584
Hilton Grand Vacations Borrower
Escrow, LLC
280,000 5.000%,  6/1/2029
h
282,526
Home Depot, Inc.
375,000 5.400%,  9/15/2040 527,727
228,000 4.250%,  4/1/2046 291,293
965,000 3.900%,  6/15/2047 1,170,038
Hyundai Capital America
335,000 1.250%,  9/18/2023
h
337,953
525,000 1.800%,  1/10/2028
h
523,613
International Game Technology plc
210,000 5.250%,  1/15/2029
h
224,142
KB Home
190,000 4.800%,  11/15/2029 207,100
Kohl's Corporation
760,000 3.375%,  5/1/2031 796,834
425,000 5.550%,  7/17/2045
g
513,866
L Brands, Inc.
360,000 6.625%,  10/1/2030
h
414,900
70,000 6.875%,  11/1/2035 90,038
Landry's, Inc.
220,000 6.750%,  10/15/2024
h
220,550
Lennar Corporation
300,000 4.875%,  12/15/2023 325,875
625,000 4.750%,  5/30/2025 701,563
Live Nation Entertainment, Inc.
140,000 3.750%,  1/15/2028
h
140,342
Lowe's Companies, Inc.
900,000 2.625%,  4/1/2031 946,497
Magic MergerCo, Inc.
335,000 5.250%,  5/1/2028
h
346,725
Marriott International, Inc.
450,000 5.750%,  5/1/2025 519,261
600,000 4.625%,  6/15/2030 694,759
Mastercard, Inc.
275,000 3.950%,  2/26/2048 336,835
Mattamy Group Corporation
300,000 5.250%,  12/15/2027
h
311,952
McDonald's Corporation
700,000 2.125%,  3/1/2030 718,970
470,000 4.450%,  3/1/2047 589,386
MGM Resorts International
395,000 6.000%,  3/15/2023 417,219
Owl Rock Capital Corporation
650,000 3.400%,  7/15/2026 683,334

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Cyclical (1.0%) - continued
Penn National Gaming, Inc.
$ 210,000 4.125%,  7/1/2029
h
$ 207,050
PetSmart, Inc.
280,000 4.750%,  2/15/2028
h
290,724
145,000 7.750%,  2/15/2029
h
158,959
Prime Security Services Borrower,
LLC
580,000 5.750%,  4/15/2026
h
635,100
Real Hero Merger Sub 2, Inc.
160,000 6.250%,  2/1/2029
h
165,424
Realogy Group, LLC
240,000 5.750%,  1/15/2029
h
251,700
Rite Aid Corporation
245,000 7.500%,  7/1/2025
h
245,911
Royal Caribbean Cruises, Ltd.
280,000 9.125%,  6/15/2023
h
304,536
290,000 4.250%,  7/1/2026
h
283,069
110,000 5.500%,  4/1/2028
h
112,167
Scientific Games International, Inc.
310,000 5.000%,  10/15/2025
h
318,048
250,000 7.250%,  11/15/2029
h
280,345
SeaWorld Parks and
Entertainment, Inc.
126,000 9.500%,  8/1/2025
h
136,080
Six Flags Entertainment
Corporation
80,000 5.500%,  4/15/2027
h
82,440
Six Flags Theme Parks, Inc.
200,000 7.000%,  7/1/2025
h
213,500
Staples, Inc.
315,000 7.500%,  4/15/2026
h
319,725
Target Corporation
650,000 2.250%,  4/15/2025 684,517
Tenneco, Inc.
245,000 5.000%,  7/15/2026
g
241,631
Toll Brothers Finance Corporation
600,000 3.800%,  11/1/2029 648,000
Uber Technologies, Inc.
160,000 6.250%,  1/15/2028
h
172,640
ViacomCBS, Inc.
775,000 4.200%,  5/19/2032 906,690
Visa, Inc.
315,000 2.700%,  4/15/2040 329,731
Vista Outdoor, Inc.
240,000 4.500%,  3/15/2029
h
244,370
Volkswagen Group of America
Finance, LLC
725,000 4.250%,  11/13/2023
h
781,805
Walmart, Inc.
425,000 3.250%,  7/8/2029 480,495
Wyndham Destinations, Inc.
170,000 6.625%,  7/31/2026
h
189,763
Wyndham Hotels & Resorts, Inc.
100,000 4.375%,  8/15/2028
h
103,369
Yum! Brands, Inc.
260,000 4.750%,  1/15/2030
h
284,700
ZF North America Capital, Inc.
130,000 4.750%,  4/29/2025
h
141,076
Total 37,200,758
Consumer Non-Cyclical (1.2%)
Abbott Laboratories
133,000 3.750%,  11/30/2026 151,434
Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Non-Cyclical (1.2%) - continued
$ 643,000 4.750%,  11/30/2036 $ 846,668
AbbVie, Inc.
325,000 2.950%,  11/21/2026 352,261
200,000 4.500%,  5/14/2035 245,750
600,000 4.300%,  5/14/2036 723,941
325,000 4.850%,  6/15/2044 422,043
175,000 4.700%,  5/14/2045 221,772
750,000 4.875%,  11/14/2048 992,056
Albertson's Companies, Inc.
610,000 3.500%,  3/15/2029
h
616,100
Altria Group, Inc.
65,000 4.400%,  2/14/2026 73,846
608,000 5.800%,  2/14/2039 763,350
Amgen, Inc.
700,000 3.375%,  2/21/2050 762,884
Anheuser-Busch Companies, LLC
800,000 3.650%,  2/1/2026 887,309
608,000 4.700%,  2/1/2036 756,422
Anheuser-Busch InBev Worldwide,
Inc.
650,000 4.750%,  4/15/2058 831,115
495,000 4.375%,  4/15/2038 597,667
195,000 4.600%,  4/15/2048 242,949
Anthem, Inc.
560,000 3.125%,  5/15/2050 586,566
390,000 4.625%,  5/15/2042 493,863
AstraZeneca plc
600,000 3.000%,  5/28/2051 639,801
575,000 1.375%,  8/6/2030 555,794
Bausch Health Companies, Inc.
400,000 5.000%,  2/15/2029
h
377,980
Baxalta, Inc.
201,000 4.000%,  6/23/2025 222,353
Becton, Dickinson and Company
294,000 3.794%,  5/20/2050 336,088
341,000 3.734%,  12/15/2024 371,162
325,000 3.700%,  6/6/2027 362,913
Bunge, Ltd. Finance Corporation
608,000 2.750%,  5/14/2031 623,838
Campbell Soup Company
200,000 2.375%,  4/24/2030 204,608
Cargill, Inc.
400,000 3.250%,  5/23/2029
h
444,692
Centene Corporation
360,000 4.250%,  12/15/2027 379,800
50,000 4.625%,  12/15/2029 54,797
400,000 3.000%,  10/15/2030 415,656
600,000 2.625%,  8/1/2031
d
604,500
Central Garden & Pet Company
270,000 4.125%,  10/15/2030 278,437
Cigna Corporation
605,000 4.800%,  8/15/2038 766,627
Clorox Company
505,000 3.100%,  10/1/2027 549,051
Community Health Systems, Inc.
105,000 5.625%,  3/15/2027
h
111,169
140,000 6.000%,  1/15/2029
h
148,925
300,000 6.875%,  4/15/2029
h
315,750
Conagra Brands, Inc.
380,000 4.300%,  5/1/2024 416,431
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 402,534
275,000 2.875%,  5/1/2030 292,584

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Non-Cyclical (1.2%) - continued
CVS Health Corporation
$ 935,000 4.875%,  7/20/2035 $ 1,164,368
DaVita, Inc.
365,000 4.625%,  6/1/2030
h
377,319
DENTSPLY SIRONA, Inc.
440,000 3.250%,  6/1/2030 478,361
Edgewell Personal Care Company
130,000 5.500%,  6/1/2028
h
137,653
Encompass Health Corporation
335,000 4.500%,  2/1/2028 347,562
Endo Finance, LLC
135,000 9.500%,  7/31/2027
g,h
135,432
Energizer Holdings, Inc.
240,000 4.750%,  6/15/2028
h
246,828
General Mills, Inc.
375,000 2.875%,  4/15/2030 403,574
H. J. Heinz Company
70,000 5.200%,  7/15/2045 88,659
HCA, Inc.
760,000 5.375%,  2/1/2025 861,384
HLF Financing Sarl, LLC
280,000 4.875%,  6/1/2029
h
282,660
Humana, Inc.
225,000 2.150%,  2/3/2032 225,988
Illumina, Inc.
130,000 9.000%,  7/1/2028
h
144,625
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
438,583
JBS USA Food Company
200,000 5.750%,  1/15/2028
h
210,800
JBS USA, LLC
35,000 6.500%,  4/15/2029
h
39,200
50,000 5.500%,  1/15/2030
h
55,812
Keurig Dr. Pepper, Inc.
450,000 3.350%,  3/15/2051 482,899
600,000 3.200%,  5/1/2030 660,768
Kimberly-Clark Corporation
420,000 3.100%,  3/26/2030 469,303
390,000 3.900%,  5/4/2047 481,181
Kraft Foods Group, Inc.
320,000 5.000%,  6/4/2042 401,002
Kraft Heinz Foods Company
450,000 4.625%,  1/30/2029 521,501
340,000 3.750%,  4/1/2030 376,265
120,000 4.250%,  3/1/2031 138,477
600,000 4.375%,  6/1/2046 691,349
Mattel, Inc.
265,000 3.375%,  4/1/2026
h
275,653
Molina Healthcare, Inc.
285,000 4.375%,  6/15/2028
h
298,181
Mondelez International, Inc.
225,000 2.750%,  4/13/2030 240,087
MPH Acquisition Holdings, LLC
160,000 5.750%,  11/1/2028
g,h
155,365
Mylan, Inc.
575,000 4.550%,  4/15/2028 667,203
Ortho-Clinical Diagnostics, Inc.
160,000 7.250%,  2/1/2028
h
174,365
Par Pharmaceutical, Inc.
310,000 7.500%,  4/1/2027
h
316,200
Pilgrim's Pride Corporation
350,000 5.875%,  9/30/2027
h
374,507
Principal
Amount Long-Term Fixed Income (26.4%) Value
Consumer Non-Cyclical (1.2%) - continued
Quest Diagnostics, Inc.
$ 775,000 2.800%,  6/30/2031 $ 823,908
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 594,367
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
291,335
Royalty Pharma plc
525,000 3.550%,  9/2/2050
h
532,737
Scotts Miracle-Gro Company
300,000 4.500%,  10/15/2029 312,789
SEG Holding, LLC
285,000 5.625%,  10/15/2028
h
299,606
Simmons Foods, Inc.
245,000 4.625%,  3/1/2029
h
247,352
Spectrum Brands, Inc.
195,000 5.000%,  10/1/2029
h
206,456
100,000 5.500%,  7/15/2030
h
108,250
Syneos Health, Inc.
230,000 3.625%,  1/15/2029
h
228,275
Sysco Corporation
775,000 6.600%,  4/1/2040 1,158,084
Teleflex, Inc.
320,000 4.625%,  11/15/2027 337,507
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 141,750
580,000 5.125%,  11/1/2027
h
607,550
105,000 6.125%,  10/1/2028
h
111,825
Teva Pharmaceutical Finance
Netherlands III BV
165,000 2.800%,  7/21/2023 163,102
165,000 3.150%,  10/1/2026 158,334
Thermo Fisher Scientific, Inc.
420,000 4.133%,  3/25/2025 465,837
Tyson Foods, Inc.
156,000 3.550%,  6/2/2027 174,722
United Natural Foods, Inc.
210,000 6.750%,  10/15/2028
h
226,275
UnitedHealth Group, Inc.
420,000 2.950%,  10/15/2027 463,738
1,010,000 4.625%,  7/15/2035 1,296,686
VRX Escrow Corporation
712,000 6.125%,  4/15/2025
h
726,685
Zoetis, Inc.
509,000 4.700%,  2/1/2043 669,165
Total 42,152,935
Energy (0.8%)
Antero Midstream Partners, LP
100,000 5.750%,  3/1/2027
h
103,000
Antero Resources Corporation
250,000 5.375%,  3/1/2030
h
254,375
Apache Corporation
70,000 4.875%,  11/15/2027 75,237
270,000 4.375%,  10/15/2028 286,046
90,000 5.100%,  9/1/2040 96,525
Archrock Partners, LP
260,000 6.250%,  4/1/2028
h
265,260
BP Capital Markets America, Inc.
450,000 2.939%,  6/4/2051 440,745
350,000 3.543%,  4/6/2027 389,600
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
h
82,934
265,000 3.950%,  12/1/2026 268,418

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Energy (0.8%) - continued
Canadian Natural Resources, Ltd.
$ 215,000 3.450%,  11/15/2021 $ 215,223
215,000 2.050%,  7/15/2025 221,593
325,000 2.950%,  7/15/2030 340,133
Cenovus Energy, Inc.
90,000 5.375%,  7/15/2025 102,681
Cheniere Energy Partners, LP
515,000 5.625%,  10/1/2026 531,794
40,000 4.500%,  10/1/2029 43,150
Chevron USA, Inc.
450,000 5.050%,  11/15/2044 618,980
Cimarex Energy Company
575,000 4.375%,  6/1/2024 624,785
CNX Resources Corporation
120,000 6.000%,  1/15/2029
h
127,232
Comstock Resources, Inc.
175,000 5.875%,  1/15/2030
h
176,059
ConocoPhillips
390,000 6.500%,  2/1/2039 582,092
Continental Resources, Inc.
100,000 4.375%,  1/15/2028 110,750
170,000 5.750%,  1/15/2031
h
204,901
Devon Energy Corporation
1,052,000 4.500%,  1/15/2030
h
1,147,294
Diamondback Energy, Inc.
500,000 3.500%,  12/1/2029 542,056
DT Midstream, Inc.
210,000 4.125%,  6/15/2029
h
215,376
70,000 4.375%,  6/15/2031
h
72,625
Enagas SA
300,000 5.500%,  1/15/2028
h
306,750
Encana Corporation
100,000 6.625%,  8/15/2037 135,927
Endeavor Energy Resources, LP
160,000 5.750%,  1/30/2028
h
167,363
Energean Israel Finance, Ltd.
205,000 4.500%,  3/30/2024
h
208,574
Energy Transfer Operating, LP
920,000 6.000%,  6/15/2048 1,170,499
Energy Transfer Partners, LP
215,000 4.900%,  3/15/2035 250,449
175,000 5.150%,  2/1/2043 202,479
EnLink Midstream Partners, LP
250,000 4.850%,  7/15/2026 261,320
165,000 5.600%,  4/1/2044 160,875
Enterprise Products Operating,
LLC
30,000 5.100%,  2/15/2045 38,530
EQM Midstream Partners, LP
300,000 6.500%,  7/1/2027
h
336,750
EQT Corporation
70,000 3.125%,  5/15/2026
h
72,009
320,000 3.900%,  10/1/2027 346,800
Equinor ASA
390,000 3.000%,  4/6/2027 426,163
Exxon Mobil Corporation
675,000 3.452%,  4/15/2051 754,412
Genesis Energy, LP
100,000 6.500%,  10/1/2025 99,250
70,000 8.000%,  1/15/2027 72,173
Halliburton Company
625,000 2.920%,  3/1/2030 656,146
Principal
Amount Long-Term Fixed Income (26.4%) Value
Energy (0.8%) - continued
Harvest Midstream, LP
$ 285,000 7.500%,  9/1/2028
h
$ 304,745
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
h
176,800
Hilcorp Energy I, LP
210,000 5.750%,  2/1/2029
h
213,824
Indigo Natural Resources, LLC
140,000 5.375%,  2/1/2029
h
145,950
ITT Holdings, LLC
205,000 6.500%,  8/1/2029
h
204,472
Laredo Petroleum, Inc.
350,000 7.750%,  7/31/2029
h
338,653
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 247,815
Marathon Oil Corporation
575,000 4.400%,  7/15/2027 655,964
Marathon Petroleum Corporation
87,000 6.500%,  3/1/2041 122,091
MPLX, LP
350,000 4.875%,  12/1/2024 391,066
468,000 4.875%,  6/1/2025 530,082
Murphy Oil Corporation
170,000 5.875%,  12/1/2027 175,950
80,000 6.375%,  7/15/2028 84,578
Nabors Industries, Ltd.
265,000 7.250%,  1/15/2026
g,h
247,775
National Fuel Gas Company
575,000 5.500%,  1/15/2026 670,140
Newfield Exploration Company
210,000 5.625%,  7/1/2024 232,520
327,000 5.375%,  1/1/2026 369,086
NGL Energy Operating, LLC
140,000 7.500%,  2/1/2026
h
143,850
NGL Energy Partners, LP
140,000 7.500%,  11/1/2023 133,350
NuStar Logistics, LP
210,000 5.750%,  10/1/2025 228,900
Oasis Petroleum, Inc.
175,000 6.375%,  6/1/2026
h
181,125
Occidental Petroleum Corporation
80,000 3.450%,  7/15/2024 80,800
250,000 3.400%,  4/15/2026 252,487
60,000 8.500%,  7/15/2027 74,843
365,000 3.500%,  8/15/2029 364,087
130,000 6.450%,  9/15/2036 156,959
370,000 4.400%,  4/15/2046 362,996
ONEOK, Inc.
560,000 2.200%,  9/15/2025 578,988
Ovintiv, Inc.
125,000 7.375%,  11/1/2031 168,882
PBF Holding Company, LLC
245,000 9.250%,  5/15/2025
h
224,175
Pioneer Natural Resources
Company
150,000 4.450%,  1/15/2026 169,548
Plains All American Pipeline, LP
400,000 4.500%,  12/15/2026 452,893
Precision Drilling Corporation
175,000 6.875%,  1/15/2029
h
179,813
Qatar Petroleum
600,000 3.125%,  7/12/2041
h
622,122
Sabine Pass Liquefaction, LLC
230,000 6.250%,  3/15/2022 234,795

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Energy (0.8%) - continued
$ 270,000 5.625%,  4/15/2023 $ 289,135
320,000 5.750%,  5/15/2024 358,375
Schlumberger Holdings
Corporation
365,000 4.000%,  12/21/2025
h
407,294
SM Energy Company
105,000 6.500%,  7/15/2028 104,563
Suncor Energy, Inc.
210,000 3.600%,  12/1/2024 227,075
Sunoco Logistics Partners
Operations, LP
250,000 4.000%,  10/1/2027 278,927
Sunoco, LP
200,000 5.875%,  3/15/2028 210,500
Targa Resources Partners, LP
130,000 5.375%,  2/1/2027 134,713
165,000 5.000%,  1/15/2028 173,501
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
h
142,100
Transocean Proteus, Ltd.
77,000 6.250%,  12/1/2024
h
76,230
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
139,300
USA Compression Partners, LP
120,000 6.875%,  4/1/2026 125,683
Venture Global Calcasieu Pass,
LLC
125,000 3.875%,  8/15/2029
d,h
127,656
125,000 4.125%,  8/15/2031
d,h
129,431
Vine Energy Holdings, LLC
140,000 6.750%,  4/15/2029
h
145,950
W&T Offshore, Inc.
205,000 9.750%,  11/1/2023
h
196,759
Weatherford International, Ltd.
170,000 8.750%,  9/1/2024
h
176,800
205,000 11.000%,  12/1/2024
h
212,175
Western Gas Partners, LP
312,000 4.000%,  7/1/2022 315,560
Western Midstream Operating, LP
100,000 4.350%,  2/1/2025 104,750
200,000 3.950%,  6/1/2025 206,250
110,000 5.500%,  8/15/2048 122,650
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 592,483
Total 28,525,317
Financials (2.1%)
ABN AMRO Bank NV
300,000 4.750%,  7/28/2025
h
337,318
ACE INA Holdings, Inc.
225,000 4.350%,  11/3/2045 289,343
AerCap Ireland Capital DAC
152,000 4.625%,  7/1/2022 157,651
275,000 3.500%,  1/15/2025 292,594
425,000 3.875%,  1/23/2028
g
459,644
Air Lease Corporation
900,000 3.000%,  2/1/2030 930,120
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
h
422,511
575,000 2.850%,  1/26/2028
h
590,043
Alliant Holdings Intermediate, LLC
70,000 6.750%,  10/15/2027
h
73,062
Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (2.1%) - continued
Ally Financial, Inc.
$ 900,000 5.750%,  11/20/2025 $ 1,029,090
600,000 8.000%,  11/1/2031 872,592
American International Group, Inc.
228,000 4.125%,  2/15/2024 247,938
475,000 3.750%,  7/10/2025 523,399
450,000 3.900%,  4/1/2026 501,172
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
142,800
Ares Capital Corporation
575,000 3.875%,  1/15/2026 620,611
300,000 2.150%,  7/15/2026 302,310
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
b,h
313,740
Aviation Capital Group, LLC
500,000 2.875%,  1/20/2022
h
504,162
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
h
358,040
130,000 4.250%,  4/15/2026
h
142,118
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
h
479,187
Banco Santander SA
600,000
1.239%,  (LIBOR 3M +
1.120%), 4/12/2023
b
608,322
Bank of America Corporation
300,000 4.200%,  8/26/2024 328,808
500,000 4.000%,  1/22/2025 548,490
600,000 3.458%,  3/15/2025
b
640,495
325,000 1.734%,  7/22/2027
b
330,643
525,000 3.824%,  1/20/2028
b
586,843
300,000 2.087%,  6/14/2029
b
305,481
625,000 3.974%,  2/7/2030
b
711,184
700,000 2.496%,  2/13/2031
b
721,320
400,000 2.592%,  4/29/2031
b
414,578
600,000 1.922%,  10/24/2031
b
591,249
725,000 4.244%,  4/24/2038
b
866,264
Barclays plc
750,000 4.972%,  5/16/2029
b
885,007
600,000 3.564%,  9/23/2035
b
629,564
BPCE SA
588,000 3.500%,  10/23/2027
h
642,808
Camden Property Trust
500,000 3.150%,  7/1/2029 552,874
CANPACK SA
330,000 3.125%,  11/1/2025
h
335,775
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 477,389
Cascades USA, Inc.
160,000 5.125%,  1/15/2026
h
169,200
Chobani, LLC
310,000 4.625%,  11/15/2028
h
322,490
CIT Group, Inc.
550,000 5.250%,  3/7/2025 620,125
Citigroup, Inc.
655,000 4.400%,  6/10/2025 733,307
304,000 3.200%,  10/21/2026 331,150
450,000 1.462%,  6/9/2027
b
450,498
668,000 3.668%,  7/24/2028
b
740,898
228,000 4.125%,  7/25/2028 258,851
425,000 3.520%,  10/27/2028
b
468,155
324,000 4.650%,  7/23/2048 429,086

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (2.1%) - continued
CNA Financial Corporation
$ 225,000 3.900%,  5/1/2029 $ 256,676
Comerica, Inc.
130,000 3.700%,  7/31/2023 138,047
Commerzbank AG
390,000 8.125%,  9/19/2023
h
442,694
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
432,000 3.950%,  11/9/2022 451,352
686,000 4.625%,  12/1/2023 748,025
Credit Acceptance Corporation
245,000 5.125%,  12/31/2024
h
253,269
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,l
394,363
850,000 2.193%,  6/5/2026
b,h
874,972
Danske Bank AS
375,000 3.244%,  12/20/2025
b,h
399,924
Deutsche Bank AG
525,000 3.729%,  1/14/2032
b
540,377
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 104,899
Discover Bank
275,000 2.450%,  9/12/2024 288,083
480,000 4.682%,  8/9/2028
b
510,611
Diversified Healthcare Trust
175,000 4.375%,  3/1/2031 170,844
Drawbridge Special Opportunities
Fund, LP
280,000 3.875%,  2/15/2026
h
289,863
Duke Realty, LP
300,000 2.875%,  11/15/2029 321,020
ERP Operating, LP
75,000 3.375%,  6/1/2025 81,543
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 527,034
First Horizon Bank
150,000 5.750%,  5/1/2030 186,872
First Horizon National Corporation
610,000 4.000%,  5/26/2025 673,681
Fortress Transportation and
Infrastructure Investors, LLC
140,000 6.500%,  10/1/2025
h
145,075
105,000 5.500%,  5/1/2028
h
108,937
FS KKR Capital Corporation
300,000 4.250%,  2/14/2025
h
318,719
775,000 3.400%,  1/15/2026 809,414
GE Capital Funding, LLC
500,000 4.400%,  5/15/2030 588,237
GE Capital International Funding
Company
1,460,000 4.418%,  11/15/2035 1,791,379
Global Net Lease, Inc.
295,000 3.750%,  12/15/2027
h
293,270
Goldman Sachs Group, Inc.
312,000 2.908%,  6/5/2023
b
318,540
250,000 3.625%,  2/20/2024 267,599
145,000 1.992%,  1/27/2032
b
142,835
912,000 2.615%,  4/22/2032
b
945,159
395,000 4.750%,  10/21/2045 524,475
HCP, Inc.
9,000 3.400%,  2/1/2025 9,695
HCRX Investments Holdco, LP
85,000 4.500%,  8/1/2029
h
86,700
Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (2.1%) - continued
Healthpeak Properties, Inc.
$ 425,000 2.875%,  1/15/2031 $ 453,558
HSBC Holdings plc
725,000 3.803%,  3/11/2025
b
779,196
275,000 3.900%,  5/25/2026 306,375
700,000 4.950%,  3/31/2030 851,605
Icahn Enterprises, LP
220,000 6.375%,  12/15/2025 226,325
70,000 6.250%,  5/15/2026 73,556
205,000 5.250%,  5/15/2027 215,506
ING Groep NV
275,000 4.100%,  10/2/2023 296,053
International Lease Finance
Corporation
150,000 5.875%,  8/15/2022 158,025
iStar, Inc.
250,000 4.250%,  8/1/2025 259,202
J.P. Morgan Chase & Company
500,000 3.875%,  9/10/2024 544,283
300,000 3.125%,  1/23/2025 322,418
300,000 0.824%,  6/1/2025
b
300,245
375,000 1.040%,  2/4/2027
b
371,284
456,000 1.578%,  4/22/2027
b
461,357
575,000 4.203%,  7/23/2029
b
663,552
425,000 2.522%,  4/22/2031
b
441,989
525,000 1.953%,  2/4/2032
b
517,604
720,000 3.882%,  7/24/2038
b
841,217
608,000 3.157%,  4/22/2042
b
647,271
Jefferies Finance, LLC
250,000 5.000%,  8/15/2028
d,h
255,687
Kimco Realty Corporation
624,000 3.300%,  2/1/2025 673,481
Lloyds Banking Group plc
425,000 2.907%,  11/7/2023
b
437,716
1,100,000 3.870%,  7/9/2025
b
1,192,212
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
h
182,700
MGM Growth Properties Operating
Partnership, LP
280,000 4.625%,  6/15/2025
h
297,500
120,000 5.750%,  2/1/2027 134,100
Mitsubishi UFJ Financial Group,
Inc.
390,000 3.287%,  7/25/2027 432,164
850,000 2.048%,  7/17/2030 859,721
Mizuho Financial Group, Inc.
600,000 1.979%,  9/8/2031
b
594,732
Morgan Stanley
275,000 2.188%,  4/28/2026
b
285,530
450,000 4.350%,  9/8/2026 512,491
468,000 3.591%,  7/22/2028
b
521,222
420,000 3.772%,  1/24/2029
b
472,295
840,000 3.622%,  4/1/2031
b
944,819
445,000 2.802%,  1/25/2052
b
441,471
MPT Operating Partnership, LP
280,000 4.625%,  8/1/2029 301,420
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 333,925
180,000 3.850%,  6/30/2026 202,358
Nationwide Building Society
325,000 3.622%,  4/26/2023
b,h
332,530
Natwest Group plc
290,000 3.032%,  11/28/2035
b
292,567

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (2.1%) - continued
Navient Corporation
$ 140,000 5.500%,  1/25/2023 $ 146,825
70,000 5.000%,  3/15/2027 72,800
70,000 4.875%,  3/15/2028 70,612
NFP Corporation
90,000 6.875%,  8/15/2028
h
93,600
Nippon Life Insurance Company
450,000 5.100%,  10/16/2044
b,h
497,475
Omega Healthcare Investors, Inc.
494,000 3.625%,  10/1/2029 534,034
375,000 3.375%,  2/1/2031 390,149
OneMain Finance Corporation
105,000 3.500%,  1/15/2027 106,837
Owl Rock Technology Finance
Corporation
150,000 4.750%,  12/15/2025
h
166,166
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
h
341,756
Park Intermediate Holdings, LLC
155,000 4.875%,  5/15/2029
h
158,487
PennyMac Financial Services, Inc.
180,000 4.250%,  2/15/2029
h
174,248
Playtika Holding Corporation
130,000 4.250%,  3/15/2029
h
129,675
Prudential Financial, Inc.
375,000 3.700%,  3/13/2051 438,262
Quicken Loans, LLC
160,000 3.625%,  3/1/2029
h
160,400
Radian Group, Inc.
140,000 4.875%,  3/15/2027 152,286
Realty Income Corporation
320,000 4.125%,  10/15/2026 363,735
280,000 1.800%,  3/15/2033 273,627
Regency Centers, LP
550,000 4.125%,  3/15/2028 627,945
Reinsurance Group of America,
Inc.
460,000 4.700%,  9/15/2023 499,148
Royal Bank of Scotland Group plc
675,000 6.000%,  12/29/2025
b,l
750,094
475,000 4.445%,  5/8/2030
b
552,716
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
b
602,983
Service Properties Trust
150,000 4.750%,  10/1/2026 147,187
170,000 4.950%,  2/15/2027 167,025
130,000 5.500%,  12/15/2027 138,637
Simon Property Group, LP
1,200,000 3.800%,  7/15/2050 1,365,792
Societe Generale SA
234,000 4.750%,  11/24/2025
h
261,564
Springleaf Finance Corporation
190,000 6.875%,  3/15/2025 215,521
270,000 7.125%,  3/15/2026 317,925
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 247,736
400,000 1.710%,  1/12/2031 390,727
Synchrony Financial
85,000 4.250%,  8/15/2024 92,802
350,000 3.950%,  12/1/2027 391,377
Truist Financial Corporation
300,000 1.887%,  6/7/2029
b
304,876
Principal
Amount Long-Term Fixed Income (26.4%) Value
Financials (2.1%) - continued
UBS Group Funding Jersey, Ltd.
$ 228,000 4.125%,  9/24/2025
h
$ 255,259
UDR, Inc.
425,000 2.100%,  8/1/2032 417,785
United Wholesale Mortgage, LLC
140,000 5.500%,  4/15/2029
h
138,950
VEREIT Operating Partnership, LP
535,000 2.850%,  12/15/2032 573,853
VICI Properties, LP
100,000 4.250%,  12/1/2026
h
104,028
70,000 3.750%,  2/15/2027
h
72,013
230,000 4.625%,  12/1/2029
h
246,100
Voya Financial, Inc.
576,000 3.125%,  7/15/2024 613,606
Wells Fargo & Company
304,000 3.450%,  2/13/2023 318,310
500,000 4.125%,  8/15/2023 536,461
285,000 3.000%,  2/19/2025 305,492
750,000 3.000%,  4/22/2026 813,570
304,000 3.000%,  10/23/2026 329,447
775,000 2.393%,  6/2/2028
b
811,224
550,000 4.900%,  11/17/2045 716,088
Welltower, Inc.
450,000 2.050%,  1/15/2029 456,965
Total 74,779,924
Mortgage-Backed Securities (7.0%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
15,625,000 2.000%,  9/1/2035
d
16,190,548
20,127,000 1.500%,  8/1/2036
d
20,511,457
33,150,000 2.000%,  8/1/2036
d
34,402,189
10,250,000 2.500%,  8/1/2036
d
10,738,877
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
18,425,000 2.000%,  8/1/2051
d,m
18,792,780
36,975,000 2.000%,  9/1/2051
d,m
37,632,173
59,068,000 2.500%,  9/1/2051
d
61,400,724
1,933,201 4.500%,  5/1/2048 2,090,385
7,105,298 4.000%,  7/1/2048 7,596,099
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
29,150,000 2.500%,  8/1/2051
d
30,305,752
8,300,000 2.500%,  9/1/2051
d
8,612,223
Total 248,273,207
Technology (0.7%)
Apple, Inc.
85,000 3.000%,  2/9/2024 90,222
312,000 3.200%,  5/11/2027 346,060
260,000 3.000%,  6/20/2027 287,044
670,000 3.000%,  11/13/2027 736,570
920,000 3.750%,  9/12/2047 1,094,886
Applied Materials, Inc.
160,000 3.300%,  4/1/2027 178,036
Baidu, Inc.
560,000 3.425%,  4/7/2030 606,821
Banff Merger Sub, Inc.
105,000 9.750%,  9/1/2026
h
110,381

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Technology (0.7%) - continued
Broadcom Corporation
$ 68,000 3.875%,  1/15/2027 $ 75,404
380,000 3.500%,  1/15/2028 417,162
Broadcom, Inc.
275,000 5.000%,  4/15/2030 328,311
75,000 3.469%,  4/15/2034
h
79,855
CDW, LLC
250,000 4.250%,  4/1/2028 259,620
CommScope Technologies
Finance, LLC
236,000 6.000%,  6/15/2025
h
239,540
CommScope, Inc.
160,000 7.125%,  7/1/2028
h
172,600
Dell International, LLC
485,000 6.020%,  6/15/2026 583,862
300,000 8.350%,  7/15/2046 491,084
Diamond Sports Group, LLC
145,000 6.625%,  8/15/2027
h
57,456
Fiserv, Inc.
400,000 2.250%,  6/1/2027 418,900
580,000 2.650%,  6/1/2030 609,915
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
204,750
210,000 3.750%,  10/1/2030
h
215,775
Hewlett Packard Enterprise
Company
400,000 4.650%,  10/1/2024 443,715
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
145,425
220,000 4.875%,  9/15/2029
h
230,450
210,000 5.250%,  7/15/2030
h
223,781
KLA Corporation
840,000 3.300%,  3/1/2050 910,743
Lam Research Corporation
700,000 2.875%,  6/15/2050 726,012
Microchip Technology, Inc.
300,000 0.983%,  9/1/2024
h
299,589
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 283,244
600,000 4.663%,  2/15/2030 703,522
Microsoft Corporation
475,000 4.200%,  11/3/2035 598,643
1,360,000 3.700%,  8/8/2046 1,668,383
NCR Corporation
420,000 6.125%,  9/1/2029
h
455,494
NVIDIA Corporation
700,000 3.500%,  4/1/2040 802,216
NXP Funding, LLC
315,000 5.550%,  12/1/2028
h
390,141
304,000 4.300%,  6/18/2029
h
353,073
305,000 2.500%,  5/11/2031
h
316,201
305,000 3.250%,  5/11/2041
h
322,323
Open Text Corporation
275,000 4.125%,  2/15/2030
h
283,937
Oracle Corporation
300,000 3.950%,  3/25/2051 333,543
875,000 2.800%,  4/1/2027 935,673
420,000 3.850%,  7/15/2036 472,891
700,000 3.600%,  4/1/2040 748,993
PTC, Inc.
100,000 3.625%,  2/15/2025
h
102,750
90,000 4.000%,  2/15/2028
h
93,038
Principal
Amount Long-Term Fixed Income (26.4%) Value
Technology (0.7%) - continued
Qorvo, Inc.
$ 170,000 3.375%,  4/1/2031
h
$ 176,465
Rackspace Technology Global,
Inc.
220,000 5.375%,  12/1/2028
g,h
223,967
Seagate HDD Cayman
295,000 3.375%,  7/15/2031
h
290,528
Sensata Technologies, Inc.
345,000 3.750%,  2/15/2031
h
347,588
Shift4 Payments, LLC
70,000 4.625%,  11/1/2026
h
72,967
SS&C Technologies, Inc.
475,000 5.500%,  9/30/2027
h
502,716
Switch, Ltd.
250,000 3.750%,  9/15/2028
h
255,744
Teledyne Technologies, Inc.
456,000 2.250%,  4/1/2028 471,587
Texas Instruments, Inc.
540,000 4.150%,  5/15/2048 699,315
Tyco Electronics Group SA
78,000 3.450%,  8/1/2024 83,545
VMware, Inc.
575,000 4.650%,  5/15/2027 667,468
450,000 1.800%,  8/15/2028
d
451,413
Total 23,691,337
Transportation (0.2%)
Air Canada
55,000 3.875%,  8/15/2026
d,h
55,132
Air Canada Pass Through Trust
46,857 3.875%,  3/15/2023
h
47,444
American Airlines, Inc.
200,000 11.750%,  7/15/2025
h
250,000
415,000 5.500%,  4/20/2026
h
434,194
50,000 5.750%,  4/20/2029
h
53,934
Avis Budget Car Rental, LLC
180,000 5.375%,  3/1/2029
g,h
187,200
Boeing Company
337,000 5.805%,  5/1/2050 459,663
Burlington Northern Santa Fe, LLC
235,000 5.750%,  5/1/2040 339,001
260,000 4.450%,  3/15/2043 334,646
CSX Corporation
420,000 3.800%,  4/15/2050 496,395
Delta Air Lines, Inc.
276,000 7.000%,  5/1/2025
h
324,645
829,000 4.750%,  10/20/2028
h
926,407
Southwest Airlines Company
265,000 4.750%,  5/4/2023 283,913
125,000 5.125%,  6/15/2027 147,834
608,000 2.625%,  2/10/2030 629,149
United Airlines, Inc.
230,000 4.375%,  4/15/2026
h
236,642
230,000 4.625%,  4/15/2029
h
236,613
United Parcel Service, Inc.
560,000 4.450%,  4/1/2030 683,247
XPO Logistics, Inc.
200,000 6.125%,  9/1/2023
h
200,840
64,000 6.750%,  8/15/2024
h
66,400
125,000 6.250%,  5/1/2025
h
132,656
Total 6,525,955

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
U.S. Government & Agencies (8.2%)
U.S. Treasury Bonds
$ 6,200,000 1.625%,  11/15/2050 $ 5,796,031
2,055,000 2.250%,  11/15/2027 2,225,421
21,400,000 2.875%,  5/15/2028 24,093,391
5,090,000 5.250%,  11/15/2028 6,614,614
10,000,000 1.625%,  8/15/2029 10,408,984
12,370,000 1.500%,  2/15/2030 12,726,121
750,000 0.875%,  11/15/2030 728,203
4,950,000 1.125%,  2/15/2031 4,906,688
1,175,000 4.375%,  5/15/2040 1,685,712
10,800,000 1.375%,  11/15/2040 10,032,187
560,000 3.000%,  5/15/2042 675,609
15,871,000 2.500%,  5/15/2046 17,806,518
13,950,000 2.875%,  5/15/2049 16,923,639
U.S. Treasury Notes
21,720,000 0.125%,  6/30/2022 21,730,181
3,710,000 1.875%,  7/31/2022 3,776,084
3,345,000 0.125%,  10/31/2022 3,345,784
19,860,000 2.000%,  11/30/2022 20,358,051
11,300,000 0.125%,  12/31/2022 11,300,441
7,890,000 0.125%,  1/31/2023 7,889,075
5,270,000 2.500%,  3/31/2023 5,475,036
420,000 0.125%,  4/30/2023 419,738
1,750,000 0.125%,  10/15/2023 1,746,309
16,750,000 2.500%,  1/31/2024 17,681,064
5,990,000 2.125%,  7/31/2024 6,306,815
10,000,000 1.250%,  8/31/2024 10,269,141
5,740,000 2.250%,  11/15/2024 6,084,176
6,340,000 2.125%,  11/30/2024 6,697,616
700,000 1.375%,  1/31/2025 722,367
4,625,000 0.250%,  8/31/2025 4,565,742
9,100,000 2.625%,  1/31/2026 9,905,848
6,400,000 0.500%,  2/28/2026 6,359,000
23,740,000 2.500%,  2/28/2026 25,733,789
7,450,000 0.500%,  4/30/2027 7,316,424
1,700,000 0.750%,  1/31/2028 1,679,613
Total 293,985,412
Utilities (0.6%)
Ameren Illinois Company
390,000 4.500%,  3/15/2049 514,358
American Water Capital
Corporation
700,000 2.800%,  5/1/2030 758,670
Appalachian Power Company
155,000 3.300%,  6/1/2027 169,540
Arizona Public Service Company
300,000 3.500%,  12/1/2049 336,608
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 331,496
Calpine Corporation
385,000 4.500%,  2/15/2028
h
396,550
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 392,396
CenterPoint Energy, Inc.
375,000 2.500%,  9/1/2024 392,845
355,000 4.250%,  11/1/2028 411,588
CMS Energy Corporation
228,000 2.950%,  2/15/2027 243,761
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 339,309
Principal
Amount Long-Term Fixed Income (26.4%) Value
Utilities (0.6%) - continued
Consolidated Edison Company of
New York, Inc.
$ 825,000 4.125%,  5/15/2049 $ 984,496
Consolidated Edison, Inc.
114,000 4.500%,  12/1/2045 142,009
Consumers Energy Company
475,000 4.350%,  4/15/2049 622,553
DTE Electric Company
215,000 3.700%,  3/15/2045 250,261
245,000 3.700%,  6/1/2046 286,335
Duke Energy Carolinas, LLC
585,000 3.700%,  12/1/2047 683,539
Duke Energy Corporation
304,000 3.750%,  9/1/2046 333,833
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 231,569
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 357,591
Edison International
525,000 5.750%,  6/15/2027 605,071
Enel Finance International NV
450,000 1.875%,  7/12/2028
h
455,280
Exelon Corporation
515,000 4.700%,  4/15/2050 668,738
120,000 5.100%,  6/15/2045 160,454
459,000 4.450%,  4/15/2046 570,048
FirstEnergy Corporation
100,000 3.350%,  7/15/2022 101,253
ITC Holdings Corporation
84,000 4.050%,  7/1/2023 88,641
152,000 5.300%,  7/1/2043 204,547
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
h
287,804
Mississippi Power Company
310,000 3.950%,  3/30/2028 354,548
National Rural Utilities Cooperative
Finance Corporation
250,000 3.900%,  11/1/2028 287,717
525,000 3.700%,  3/15/2029 595,219
NextEra Energy Operating
Partners, LP
300,000 3.875%,  10/15/2026
h
315,750
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 609,764
NiSource, Inc.
600,000 3.600%,  5/1/2030 671,558
NRG Energy, Inc.
310,000 3.375%,  2/15/2029
h
308,450
105,000 5.250%,  6/15/2029
h
112,612
Pacific Gas and Electric Company
365,000 3.300%,  12/1/2027 372,737
304,000 3.250%,  6/1/2031 299,301
PG&E Corporation
140,000 5.000%,  7/1/2028
g
136,325
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 282,285
Public Service Electric & Gas
Company
390,000 3.000%,  5/15/2027 426,017
San Diego Gas and Electric
Company
540,000 4.150%,  5/15/2048 676,191

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (26.4%) Value
Utilities (0.6%) - continued
South Carolina Electric & Gas
Company
$ 485,000 5.100%,  6/1/2065 $ 735,228
Southern California Edison
Company
320,000 4.000%,  4/1/2047 338,723
Southern Company
424,000 3.250%,  7/1/2026 463,310
Southern Company Gas Capital
Corporation
390,000 4.400%,  5/30/2047 472,042
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 123,324
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 272,350
Talen Energy Supply, LLC
160,000 7.625%,  6/1/2028
h
145,971
TerraForm Power Operating, LLC
310,000 5.000%,  1/31/2028
h
334,800
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 498,123
Vistra Operations Company, LLC
290,000 5.000%,  7/31/2027
h
299,425
Total 20,452,913
Total Long-Term Fixed Income
(cost $905,821,544) 942,438,482
Shares Common Stock ( 20.6% ) Value
Communications Services (0.9%)
3,067 Activision Blizzard, Inc. 256,463
2,105 Alphabet, Inc., Class A
n
5,671,986
1,450 Alphabet, Inc., Class C
n
3,921,409
17,227 AMC Networks, Inc.
n
862,039
7,068 ANGI Homeservices, Inc.
n
81,353
52,181 AT&T, Inc. 1,463,677
19,259 Audacy, Inc.
n
68,755
6,636 Cars.com, Inc.
n
80,163
822 Charter Communications, Inc.
n
611,609
46,270 Comcast Corporation 2,722,064
22,852 Discovery, Inc., Class A
g,n
662,936
7,381 DISH Network Corporation
n
309,190
1,778 E.W. Scripps Company 33,924
3,865 EchoStar Corporation
n
86,189
10,362 Electronic Arts, Inc. 1,491,714
8,394 Facebook, Inc.
n
2,990,782
3,447 Gannett Company, Inc.
n
19,889
2,195 Gray Television, Inc. 48,663
2,275 Hemisphere Media Group, Inc.
n
28,915
9,947 Interpublic Group of Companies,
Inc. 351,726
3,970 Live Nation Entertainment, Inc.
n
313,193
1,663 Lumen Technologies, Inc. 20,738
17,675 Match Group, Inc.
n
2,815,097
19,481 Omnicom Group, Inc. 1,418,606
36,873 QuinStreet, Inc.
n
676,251
5,879 RingCentral, Inc.
n
1,571,280
2,939 Telephone & Data Systems, Inc. 65,687
4,896 Twitter, Inc.
n
341,496
477 United States Cellular Corporation
n
17,344
46,459 Verizon Communications, Inc. 2,591,483
668 Walt Disney Company
n
117,581
Shares Common Stock (20.6%) Value
Communications Services (0.9%) - continued
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
n
$ 8,961
2,729 Zillow Group, Inc.
n
292,358
Total 32,013,521
Consumer Discretionary (2.5%)
4,151 Adient plc
n
174,882
1,806 Amazon.com, Inc.
n
6,009,627
23,949 American Axle & Manufacturing
Holdings, Inc.
n
232,066
224 America's Car-Mart, Inc.
n
35,616
22,695 Aptiv plc
n
3,786,661
821 AutoZone, Inc.
n
1,332,951
13,855 Bally's Corporation
n
682,359
3,560 Bed Bath & Beyond, Inc.
n
101,602
4,065 BJ's Restaurants, Inc.
n
164,958
1,078 Brunswick Corporation 112,543
5,037 Burlington Stores, Inc.
n
1,686,388
15,990 Caesars Entertainment, Inc.
n
1,396,886
780 Carvana Company
n
263,297
12,352 Cedar Fair, LP
n
518,784
11,092 Chegg, Inc.
n
983,084
13,842 Chewy, Inc.
g,n
1,158,575
24,522 Chico's FAS, Inc.
n
151,546
1,232 Children's Place, Inc.
n
103,895
1,781 Chipotle Mexican Grill, Inc.
n
3,318,787
8,931 Choice Hotels International, Inc. 1,070,827
376 Churchill Downs, Inc. 69,861
4,623 Clarus Corporation 131,848
50,015 Cooper-Standard Holdings, Inc.
n
1,302,891
1,716 Cracker Barrel Old Country Store,
Inc. 233,685
6,733 Crocs, Inc.
n
914,409
9,779 Culp, Inc. 146,392
9,144 D.R. Horton, Inc. 872,612
10,917 Dana, Inc. 263,755
3,222 Darden Restaurants, Inc. 470,025
961 Deckers Outdoor Corporation
n
394,827
921 Denny's Corporation
n
12,958
4,187 Dick's Sporting Goods, Inc. 436,034
2,283 Dorman Products, Inc.
n
230,925
54,656 Duluth Holdings, Inc.
n
818,200
13,966 Emerald Holding, Inc.
n
55,166
129,252 Everi Holdings, Inc.
n
2,932,728
1,996 Expedia Group, Inc.
n
321,096
20,952 Farfetch, Ltd.
n
1,050,114
10,253 Five Below, Inc.
n
1,993,388
5,037 Foot Locker, Inc. 287,411
1,114 Fox Factory Holding Corporation
n
179,956
23,287 Gap, Inc. 679,282
1,817 Garmin, Ltd. 285,632
26,993 Genius Brands International, Inc.
g,n
42,379
40,406 Gentex Corporation 1,375,016
3,251 Genuine Parts Company 412,617
7,746 G-III Apparel Group, Ltd.
n
231,296
5,143 Goodyear Tire & Rubber
Company
n
80,796
15,632 GoPro, Inc.
n
160,072
69 Graham Holdings Company 45,861
2,024 Grand Canyon Education, Inc.
n
186,957
703 Group 1 Automotive, Inc. 122,139
2,148 GrowGeneration Corporation
n
87,359
9,350 Guess ?, Inc. 208,692
10,107 H&R Block, Inc. 248,127
16,194 Hanesbrands, Inc. 295,702

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Consumer Discretionary (2.5%) - continued
9,711 Harley-Davidson, Inc. $ 384,750
8,849 Home Depot, Inc. 2,904,153
2,555 KB Home 108,434
31,903 Kohl's Corporation 1,620,672
9,606 Lear Corporation 1,680,858
20,049 Leggett & Platt, Inc. 962,953
5,339 Lithia Motors, Inc. 2,013,978
13,103 Lowe's Companies, Inc. 2,524,817
1,581 Lululemon Athletica, Inc.
n
632,669
1,803 M.D.C. Holdings, Inc. 96,136
25,036 Macy's, Inc.
n
425,612
23,977 Magnite, Inc.
n
726,503
5,309 Marriott International, Inc.
n
775,008
968 Marriott Vacations Worldwide
Corporation
n
142,654
10,778 Mattel, Inc.
n
234,098
5,803 McDonald's Corporation 1,408,446
473 Mercadolibre, Inc.
n
741,995
11,364 Miller Industries, Inc. 426,264
2,989 Mohawk Industries, Inc.
n
582,556
8,678 NIKE, Inc. 1,453,652
22,420 Nordstrom, Inc.
g,n
742,102
22,012 Norwegian Cruise Line Holdings,
Ltd.
g,n
528,948
584 NVR, Inc.
n
3,049,998
11,131 Ollie's Bargain Outlet Holdings,
Inc.
n
1,036,296
7,388 Papa John's International, Inc. 843,119
9,265 Park Hotels & Resorts, Inc.
n
171,402
8,958 Penn National Gaming, Inc.
n
612,548
19,122 Planet Fitness, Inc.
n
1,438,548
723 Pool Corporation 345,464
1,570 Purple Innovation, Inc.
n
41,354
1,859 PVH Corporation
n
194,489
100,615 Qurate Retail, Inc. 1,193,294
499 RH
n
331,376
6,572 Ross Stores, Inc. 806,319
7,737 Ruth's Hospitality Group, Inc.
n
154,508
23,043 Skyline Corporation
n
1,299,625
6,927 Sleep Number Corporation
n
687,228
13,779 Sony Group Corporation ADR 1,437,150
2,671 Standard Motor Products, Inc. 111,541
15,978 Stoneridge, Inc.
n
462,563
658 Strategic Education, Inc. 52,173
44,788 Taylor Morrison Home Corporation
n
1,201,214
4,975 Tenneco, Inc.
n
86,615
2,708 Tesla, Inc.
n
1,860,938
1,352 Thor Industries, Inc. 160,023
53,839 ThredUp, Inc.
n
1,284,598
14,373 Toll Brothers, Inc. 851,888
2,531 TopBuild Corporation
n
513,008
13,697 Tri Pointe Homes, Inc.
n
330,372
18,121 TripAdvisor, Inc.
n
687,692
9,084 Tupperware Brands Corporation
n
189,765
3,901 Ulta Beauty, Inc.
n
1,309,956
1,972 Urban Outfitters, Inc.
n
73,319
1,877 Vail Resorts, Inc.
n
572,860
496 Williams-Sonoma, Inc. 75,243
6,308 Wingstop, Inc. 1,080,623
35 Winmark Corporation 7,379
3,705 Wolverine World Wide, Inc. 124,266
18,557 Wyndham Hotels & Resorts, Inc. 1,337,217
4,407 Yum! Brands, Inc. 579,036
Shares Common Stock (20.6%) Value
Consumer Discretionary (2.5%) - continued
12,953 Zumiez, Inc.
n
$ 565,398
Total 89,143,205
Consumer Staples (0.7%)
3,519 Altria Group, Inc. 169,053
3,071 BJ's Wholesale Club Holdings,
Inc.
n
155,515
5,840 Brown-Forman Corporation 414,173
685 Church & Dwight Company, Inc. 59,307
10,315 Colgate-Palmolive Company 820,043
4,869 Costco Wholesale Corporation 2,092,307
27,463 Coty, Inc.
n
239,752
6,272 Darling Ingredients, Inc.
n
433,207
59,813 e.l.f. Beauty, Inc.
n
1,651,437
8,293 Flowers Foods, Inc. 195,383
439 General Mills, Inc. 25,840
10,804 Hain Celestial Group, Inc.
n
431,188
1,401 Hershey Company 250,611
1,402 Ingredion, Inc. 123,110
3,875 John B. Sanfilippo & Son, Inc. 357,895
4,133 Kimberly-Clark Corporation 560,931
28,529 Lamb Weston Holdings, Inc. 1,904,881
799 Medifast, Inc. 228,122
13,512 Monster Beverage Corporation
n
1,274,452
1,035 PepsiCo, Inc. 162,443
2,271 Performance Food Group
Company
n
104,057
52,912 Philip Morris International, Inc. 5,295,962
1,299 Pilgrim's Pride Corporation
n
28,773
47,885 Primo Water Corporation 791,539
9,089 Procter & Gamble Company 1,292,728
1,390 Seneca Foods Corporation
n
76,089
8,484 Sprouts Farmers Markets, Inc.
n
208,537
43,515 Turning Point Brands, Inc. 2,307,165
1,181 Tyson Foods, Inc. 84,394
1,002 United Natural Foods, Inc.
n
33,186
3,049 US Foods Holding Corporation
n
104,703
2,518 Vector Group, Ltd. 33,640
18,042 Wal-Mart Stores, Inc. 2,571,887
Total 24,482,310
Energy (0.5%)
14,248 Antero Midstream Corporation 135,356
40,440 Antero Resources Corporation
n
549,984
5,463 APA Corporation 102,431
37,805 Archrock, Inc. 325,501
940 Bonanza Creek Energy, Inc. 36,162
30,803 BP plc ADR 744,817
311 Callon Petroleum Company
n
12,241
48,365 Centennial Resource
Development, Inc.
n
251,982
10,985 ChampionX Corporation
n
255,291
3,724 Chevron Corporation 379,140
1,927 Clean Energy Fuels Corporation
n
14,472
11,263 CNX Resources Corporation
n
136,282
15,506 ConocoPhillips 869,266
964 CONSOL Energy, Inc.
n
20,254
14,431 Continental Resources, Inc. 492,819
8,739 Core Laboratories NV 291,533
77,838 Devon Energy Corporation 2,011,334
12,520 Diamondback Energy, Inc. 965,668
7,292 Dorian LPG, Ltd.
n
88,233
842 DT Midstream, Inc.
n
35,701
28,431 EnLink Midstream, LLC
n
158,361
33,711 Enterprise Products Partners, LP 760,857

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Energy (0.5%) - continued
10,045 EOG Resources, Inc. $ 731,879
44,068 Equitrans Midstream Corporation 362,239
12,106 Exterran Corporation
n
53,024
10,584 Exxon Mobil Corporation 609,321
28,904 Halliburton Company 597,735
22,606 Helix Energy Solutions Group, Inc.
n
93,815
34,006 Helmerich & Payne, Inc. 974,952
8,305 HollyFrontier Corporation 244,167
17,666 Kinder Morgan, Inc. 307,035
13,830 Kosmos Energy, Ltd.
n
31,947
5,773 Magnolia Oil & Gas Corporation
n
80,822
75,614 Marathon Oil Corporation 876,366
11,264 Marathon Petroleum Corporation 621,998
12,752 Matador Resources Company 394,037
39,402 McDermott International, Inc.
n
13,042
44,638 Nine Energy Service, Inc.
n
117,398
2,303 Northern Oil and Gas, Inc. 39,773
15,342 Occidental Petroleum Corporation 400,426
321 Oceaneering International, Inc.
n
4,257
17,126 PBF Energy, Inc.
n
157,045
7,583 Pioneer Natural Resources
Company 1,102,341
7,717 Plains GP Holdings, LP
n
80,951
34,504 ProPetro Holding Corporation
n
260,505
13,299 RPC, Inc.
n
55,856
24,792 SM Energy Company 463,610
71,444 Southwestern Energy Company
n
336,501
19,154 Talos Energy, Inc.
n
221,037
5,525 Targa Resources Corporation 232,658
84,106 TechnipFMC plc
n
607,245
136 Texas Pacific Land Corporation 202,987
77,353 Transocean, Ltd.
g,n
279,244
3,380 Valero Energy Corporation 226,359
2,648 World Fuel Services Corporation 91,250
Total 19,509,507
Financials (3.3%)
626 1st Source Corporation 28,665
37,385 Air Lease Corporation 1,583,629
1,647 Alleghany Corporation
n
1,092,126
606 Allegiance Bancshares, Inc. 22,101
11,343 Ally Financial, Inc. 582,576
12,150 American Equity Investment Life
Holding Company 389,893
2,007 American Express Company 342,254
9,299 American Financial Group, Inc. 1,176,230
1,157 Ameriprise Financial, Inc. 297,997
12,141 Ameris Bancorp 590,174
119,112 Annaly Capital Management, Inc. 1,011,261
19,629 Apollo Commercial Real Estate
Finance, Inc. 298,753
38,068 Arch Capital Group, Ltd.
n
1,484,652
1,405 Argo Group International Holdings,
Ltd. 73,243
7,309 Arthur J. Gallagher & Company 1,018,217
5,150 Artisan Partners Asset
Management, Inc. 247,663
34,105 Associated Banc-Corp 675,279
27,663 Assured Guaranty, Ltd. 1,322,568
5,776 BancorpSouth Bank 149,021
75,833 Bank of America Corporation 2,908,954
1,394 Bank of Marin Bancorp 48,372
12,897 Bank of N.T. Butterfield & Son, Ltd. 427,407
9,707 BankFinancial Corporation 110,854
15,757 Banner Corporation 835,751
Shares Common Stock (20.6%) Value
Financials (3.3%) - continued
6,372 Berkshire Hathaway, Inc.
n
$ 1,773,264
214 Berkshire Hills Bancorp, Inc. 5,787
2,112 BlackRock, Inc. 1,831,463
4,268 Blackstone Mortgage Trust, Inc. 138,369
470 Blucora, Inc.
n
7,924
469 BOK Financial Corporation 39,401
28,841 Bridgewater Bancshares, Inc.
n
467,801
8,885 Brighthouse Financial, Inc.
n
382,588
5,014 BrightSphere Investment Group 125,300
2,904 BrightSpire Capital, Inc. 27,617
9,041 Brookline Bancorp, Inc. 129,919
3,697 Brown & Brown, Inc. 201,117
19,893 Byline Bancorp, Inc. 489,567
10,388 Capital One Financial Corporation 1,679,740
1,980 Cboe Global Markets, Inc. 234,571
13,123 Central Pacific Financial
Corporation 335,949
26,072 Charles Schwab Corporation 1,771,592
25,800 Chimera Investment Corporation 379,776
9,286 Chubb, Ltd. 1,566,920
8,843 Cincinnati Financial Corporation 1,042,413
40,087 Citigroup, Inc. 2,710,683
10,294 Citizens Financial Group, Inc. 433,995
6,705 CME Group, Inc. 1,422,332
6,292 CNO Financial Group, Inc. 143,709
19,885 Columbia Banking System, Inc. 694,782
13,257 Comerica, Inc. 910,226
14,514 Community Trust Bancorp, Inc. 577,077
18,633 Customers Bancorp, Inc.
n
674,887
277 Diamond Hill Investment Group,
Inc. 47,713
8,966 Discover Financial Services 1,114,653
3,570 East West Bancorp, Inc. 254,005
5,946 Ellington Residential Mortgage
REIT 66,179
391 Employers Holdings, Inc. 16,234
9,161 Enova International, Inc.
n
303,137
15,713 Enterprise Financial Services
Corporation 700,328
39,147 Equitable Holdings, Inc. 1,208,468
10,692 Essent Group, Ltd. 482,958
5,398 Evercore, Inc. 713,616
33,520 F.N.B. Corporation 384,139
3,031 FactSet Research Systems, Inc. 1,082,916
970 Federal Agricultural Mortgage
Corporation 94,575
11,517 Financial Institutions, Inc. 339,060
146 First American Financial
Corporation 9,827
87,257 First Bancorp/Puerto Rico 1,058,427
26,486 First Busey Corporation 625,070
9,856 First Financial Bancorp 221,760
8,269 First Financial Corporation 331,173
17,565 First Horizon Corporation 271,379
749 First Mid-Illinois Bancshares, Inc. 30,477
1,430 First of Long Island Corporation 30,816
1,336 First Republic Bank 260,547
2,692 Flushing Financial Corporation 59,359
52,214 Fulton Financial Corporation 799,918
7,339 Glacier Bancorp, Inc. 378,399
17,941 Granite Point Mortgage Trust, Inc. 253,147
15,129 Great Southern Bancorp, Inc. 787,162
1,277 Great Western Bancorp, Inc. 39,332
8,346 Hamilton Lane, Inc. 776,178
37,224 Hancock Whitney Corporation 1,627,061
12,987 Hanmi Financial Corporation 236,753

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Financials (3.3%) - continued
11,105 Hanover Insurance Group, Inc. $ 1,509,169
36,115 Heartland Financial USA, Inc. 1,647,566
6,457 Heritage Commerce Corporation 69,994
1,030 Heritage Financial Corporation 24,916
5,482 HomeStreet, Inc. 206,726
11,915 Hometrust Bancshares, Inc. 313,722
103,370 Hope Bancorp, Inc. 1,369,652
17,406 Horizon Bancorp, Inc. 290,854
4,470 Houlihan Lokey, Inc. 398,277
137,754 Huntington Bancshares, Inc. 1,939,576
22,736 Independent Bank Corporation 478,138
29,883 Invesco, Ltd. 728,548
24,874 J.P. Morgan Chase & Company 3,775,376
699 Jefferies Financial Group, Inc. 23,200
11,926 Kinsale Capital Group, Inc. 2,130,520
4,724 Ladder Capital Corporation 53,948
5,400 Lakeland Bancorp, Inc. 88,398
15,914 Lincoln National Corporation 980,621
3,039 Loews Corporation 162,982
3,605 LPL Financial Holdings, Inc. 508,449
233 MarketAxess Holdings, Inc. 110,715
6,767 Marsh & McLennan Companies,
Inc. 996,238
3,664 Mercantile Bank Corporation 114,500
62,516 MFA Financial, Inc. 291,950
4,640 Midland States Bancorp, Inc. 114,190
20,927 MidWestOne Financial Group, Inc. 609,603
1,844 Moody's Corporation 693,344
23,597 Morgan Stanley 2,264,840
3,622 Mr. Cooper Group, Inc.
n
134,666
3,248 MSCI, Inc. 1,935,678
214 National Western Life Group, Inc. 44,488
13,756 Navient Corporation 281,035
906 NBT Bancorp, Inc. 31,574
53,520 New York Community Bancorp,
Inc. 630,466
4,230 New York Mortgage Trust, Inc. 18,485
2,338 Newmark Group, Inc. 30,113
12,188 NMI Holdings, Inc.
n
268,380
4,665 Northern Trust Corporation 526,445
1,212 OceanFirst Financial Corporation 23,634
9,870 OFG Bancorp 227,997
18,453 Old National Bancorp 296,909
8,618 Old Second Bancorp, Inc. 99,796
15,962 PacWest Bancorp 635,607
414 Peapack-Gladstone Financial
Corporation 13,335
3,225 Peoples Bancorp, Inc. 95,105
33,933 Popular, Inc. 2,468,965
365 Preferred Bank 21,528
15,175 Premier Financial Corporation 406,386
4,845 Primerica, Inc. 708,436
11,083 QCR Holdings, Inc. 544,064
58,767 Radian Group, Inc. 1,326,959
12,316 Raymond James Financial, Inc. 1,594,676
5,895 Redwood Trust, Inc. 69,974
5,527 Regions Financial Corporation 106,395
10,546 Reinsurance Group of America,
Inc. 1,161,958
4,966 RenaissanceRe Holdings, Ltd. 758,259
66 RLI Corporation 7,153
5,440 S&P Global, Inc. 2,332,237
1,501 Safety Insurance Group, Inc. 115,007
30,875 Seacoast Banking Corporation of
Florida 938,291
Shares Common Stock (20.6%) Value
Financials (3.3%) - continued
17,185 SEI Investments Company $ 1,044,848
4,129 Selective Insurance Group, Inc. 335,894
5,116 Signature Bank 1,161,179
15,920 Starwood Property Trust, Inc. 414,398
5,246 State Street Corporation 457,136
4,687 Synchrony Financial 220,383
23,327 Synovus Financial Corporation 954,074
2,869 T. Rowe Price Group, Inc. 585,735
3,599 Territorial Bancorp, Inc. 91,918
18,717 Texas Capital Bancshares, Inc.
n
1,178,797
6,372 TMX Group, Ltd. 699,766
5,032 Torchmark Corporation 468,529
2,415 Towne Bank 71,991
17,459 TPG RE Finance Trust, Inc. 229,760
6,784 TriCo Bancshares 267,493
9,432 Triumph Bancorp, Inc.
n
723,057
20,994 Truist Financial Corporation 1,142,703
4,743 TrustCo Bank Corporation NY 159,507
6,243 Trustmark Corporation 187,415
93,528 Umpqua Holdings Corporation 1,764,873
1,128 Universal Insurance Holdings, Inc. 15,972
2,085 Univest Financial Corporation 57,046
46,169 Unum Group 1,265,031
413 Walker & Dunlop, Inc. 42,737
4,215 Washington Trust Bancorp, Inc. 205,481
56,240 Wells Fargo & Company 2,583,666
3,368 WesBanco, Inc. 108,719
412 Westamerica Bancorporation 22,887
44,122 Western Alliance Bancorp 4,095,404
21,096 Western Asset Mortgage Capital
Corporation 65,398
14,957 Wintrust Financial Corporation 1,067,930
40,432 Zions Bancorporations NA 2,108,529
2,499 Zurich Insurance Group AG 1,007,534
Total 116,076,978
Health Care (2.8%)
3,568 Abbott Laboratories 431,657
8,628 AbbVie, Inc. 1,003,436
33,412 ACADIA Pharmaceuticals, Inc.
n
722,702
990 Acceleron Pharma, Inc.
n
123,809
32,293 Adaptive Biotechnologies
Corporation
n
1,183,861
521 Align Technology, Inc.
n
362,512
523 Allakos, Inc.
n
41,610
4,862 Allogene Therapeutics, Inc.
n
106,721
2,189 Amedisys, Inc.
n
570,497
7,828 American Well Corporation
n
91,196
7,457 Amgen, Inc. 1,801,164
8,427 AMN Healthcare Services, Inc.
n
847,419
4,098 Anthem, Inc. 1,573,673
1,340 Arcutis Biotherapeutics, Inc.
n
31,262
3,833 Arena Pharmaceuticals, Inc.
n
237,109
3,833 Argenx SE ADR
n
1,166,880
5,584 Ascendis Pharma AS ADR
n
659,973
184 Atrion Corporation 115,725
36,410 Avantor, Inc.
n
1,368,288
20,307 Axonics Modulation Technologies,
Inc.
n
1,379,861
11,481 Baxter International, Inc. 888,055
2,088 Becton, Dickinson and Company 534,006
10,329 BioCryst Pharmaceuticals, Inc.
n
166,503
3,689 Biogen, Inc.
n
1,205,307
14,280 Biohaven Pharmaceutical Holding
Company, Ltd.
n
1,799,423

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Health Care (2.8%) - continued
441 Bio-Rad Laboratories, Inc.
n
$ 326,124
7,132 Bio-Techne Corporation 3,439,336
977 Bristol-Myers Squibb Company 66,309
1,531 Bruker Corporation 125,925
25,438 Centene Corporation
n
1,745,301
3,679 Cerner Corporation 295,755
3,869 Charles River Laboratories
International, Inc.
n
1,574,373
1,388 Chemed Corporation 660,716
5,913 Cigna Holding Company 1,356,974
2,615 Cooper Companies, Inc. 1,102,929
5,599 CryoLife, Inc.
n
151,173
10,490 CVS Health Corporation 863,956
1,702 CytomX Therapeutics, Inc.
n
9,208
818 Danaher Corporation 243,347
6,352 Dentsply Sirona, Inc. 419,486
7,152 DermTech, Inc.
g,n
240,736
4,987 Dexcom, Inc.
n
2,570,848
3,067 Editas Medicine, Inc.
n
128,385
5,567 Edwards Lifesciences Corporation
n
625,007
14,553 Endo International plc
n
73,638
120 Fate Therapeutics, Inc.
n
9,936
1,427 Generation Bio Company
n
31,023
17,785 Gilead Sciences, Inc. 1,214,538
15,197 GlaxoSmithKline plc ADR 610,008
2,838 Global Blood Therapeutics, Inc.
n
77,563
28,847 GoodRx Holdings, Inc.
g,n
925,123
17,710 Guardant Health, Inc.
n
1,944,558
599 Haemonetics Corporation
n
36,413
11,261 Halozyme Therapeutics, Inc.
n
465,417
5,689 HCA Healthcare, Inc. 1,412,010
2,306 HealthEquity, Inc.
n
170,598
9,868 Hill-Rom Holdings, Inc. 1,366,323
142 Humana, Inc. 60,472
853 ICU Medical, Inc.
n
173,406
2,887 Illumina, Inc.
n
1,431,230
19,686 Immunocore Holdings plc ADR
n
644,126
5,204 ImmunoGen, Inc.
n
29,194
7,081 InMode, Ltd.
n
804,897
6,973 Inspire Medical Systems, Inc.
n
1,277,175
6,356 Insulet Corporation
n
1,777,710
1,315 Integra LifeSciences Holdings
Corporation
n
95,193
443 Intuitive Surgical, Inc.
n
439,217
7,661 Ionis Pharmaceuticals, Inc.
n
284,530
6,000 IQVIA Holding, Inc.
n
1,486,200
26,601 Johnson & Johnson 4,580,692
1,201 Laboratory Corporation of America
Holdings
n
355,676
33,939 Lantheus Holdings, Inc.
n
888,184
21,203 LHC Group, Inc.
n
4,562,462
3,817 Lineage Cell Therapeutics, Inc.
n
10,039
2,397 Masimo Corporation
n
652,919
31,012 Medtronic plc 4,072,186
26,872 Merck & Company, Inc. 2,065,651
3,250 Meridian Bioscience, Inc.
n
66,625
419 Mettler-Toledo International, Inc.
n
617,484
3,462 Molina Healthcare, Inc.
n
945,161
11,449 Natera, Inc.
n
1,311,139
7,143 National Healthcare Corporation 554,654
1,458 Nektar Therapeutics
n
23,022
3,776 Neogen Corporation
n
164,483
15,673 Nevro Corporation
n
2,429,315
2,491 Novo Nordisk AS ADR
g
230,667
10,014 NuVasive, Inc.
n
640,395
Shares Common Stock (20.6%) Value
Health Care (2.8%) - continued
745 Omnicell, Inc.
n
$ 109,142
1,128 Orthofix Medical, Inc.
n
44,827
15,862 Phreesia, Inc.
n
1,084,168
10,516 Premier, Inc. 374,790
14,150 Progyny, Inc.
n
788,013
17,728 Pulmonx Corporation
g,n
703,092
3,515 Reata Pharmaceuticals, Inc.
n
440,465
517 Regeneron Pharmaceuticals, Inc.
n
297,073
5,364 Repligen Corporation
n
1,317,935
3,660 Rubius Therapeutics, Inc.
n
78,653
6,150 Sarepta Therapeutics, Inc.
n
416,847
22,502 Silk Road Medical, Inc.
n
1,129,150
10,707 Stryker Corporation 2,900,955
69 Surmodics, Inc.
n
3,803
14,323 Syneos Health, Inc.
n
1,284,343
15,755 Tactile Systems Technology, Inc.
n
771,680
1,250 Teladoc Health, Inc.
n
185,562
5,183 Teleflex, Inc. 2,059,880
1,942 Tenet Healthcare Corporation
n
139,513
5,369 Thermo Fisher Scientific, Inc. 2,899,314
1,138 U.S. Physical Therapy, Inc. 134,466
5,378 UnitedHealth Group, Inc. 2,216,919
3,282 Veeva Systems, Inc.
n
1,091,954
1,565 Viatris, Inc. 22,020
54,315 Viemed Healthcare, Inc.
n
378,032
15,012 Vor BioPharma, Inc.
n
187,950
6,460 VYNE Therapeutics, Inc.
n
17,442
501 Waters Corporation
n
195,295
5,988 Zimmer Biomet Holdings, Inc. 978,559
16,194 Zoetis, Inc. 3,282,524
20,709 Zymeworks, Inc.
n
664,552
Total 101,568,707
Industrials (3.3%)
4,221 Advanced Drainage Systems, Inc. 515,342
5,667 AECOM
n
356,794
1,177 Allegion plc 160,778
32,703 Altra Industrial Motion Corporation 2,049,824
14,398 AMETEK, Inc. 2,002,042
1,319 Armstrong World Industries, Inc. 142,689
28,748 ASGN, Inc.
n
2,907,285
14,180 AZZ, Inc. 751,398
2,864 Babcock & Wilcox Enterprises,
Inc.
n
20,506
25,102 Badger Infrastructure Solution 701,190
13,694 Bloom Energy Corporation
g,n
298,529
1,736 Boeing Company
n
393,169
13,502 Carlisle Companies, Inc. 2,730,644
769 Caterpillar, Inc. 158,991
22,186 CBIZ, Inc.
n
717,495
16,988 Chart Industries, Inc.
n
2,640,785
1,382 CRA International, Inc. 118,479
19,346 Crane Company 1,881,012
10,555 CSW Industrials, Inc. 1,248,551
24,972 CSX Corporation 807,095
80 Cummins, Inc. 18,568
21,226 Curtiss-Wright Corporation 2,511,036
31,015 Delta Air Lines, Inc.
n
1,237,499
7,819 Desktop Metal, Inc.
g,n
70,371
2,356 Douglas Dynamics, Inc. 94,004
3,440 Dover Corporation 574,893
19,023 Dun & Bradstreet Holdings, Inc.
n
398,722
661 Dycom Industries, Inc.
n
45,873
7,044 Eaton Corporation plc 1,113,304
8,752 EMCOR Group, Inc. 1,066,081

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Industrials (3.3%) - continued
10,860 Emerson Electric Company $ 1,095,665
1,711 Encore Wire Corporation 134,194
1,447 Expeditors International of
Washington, Inc. 185,578
1,398 Exponent, Inc. 149,712
13,202 Fastenal Company 723,074
47,794 First Advantage Corporation
n
937,240
12,639 Forrester Research, Inc.
n
592,137
16,083 Forward Air Corporation 1,422,381
3,141 GATX Corporation 289,757
5,128 Generac Holdings, Inc.
n
2,150,478
12,048 General Dynamics Corporation 2,361,769
5,166 Gorman-Rupp Company 184,375
38,100 GrafTech International, Ltd. 433,197
1,789 Greenbrier Companies, Inc. 76,569
9,220 Helios Technologies, Inc. 745,437
10,765 Honeywell International, Inc. 2,516,749
67,884 Howmet Aerospace, Inc.
n
2,227,953
9,968 Hubbell, Inc. 1,998,185
1,794 ICF International, Inc. 164,277
11,460 IDEX Corporation 2,597,867
8,069 Illinois Tool Works, Inc. 1,829,000
2,888 ITT Corporation 282,764
259 JB Hunt Transport Services, Inc. 43,629
859 JetBlue Airways Corporation
n
12,705
638 John Bean Technologies
Corporation 93,518
26,926 Johnson Controls International plc 1,923,055
2,301 Kansas City Southern 616,208
8,192 L3Harris Technologies, Inc. 1,857,454
9,958 Landstar System, Inc. 1,563,406
1,363 Lennox International, Inc. 449,013
29,346 Lincoln Electric Holdings, Inc. 4,091,713
2,499 Linde plc 768,168
3,105 Lockheed Martin Corporation 1,154,035
12,723 Manpower, Inc. 1,508,693
875 Masonite International
Corporation
n
99,015
23,058 Mercury Systems, Inc.
n
1,521,828
73,567 Meritor, Inc.
n
1,789,885
838 Mesa Air Group, Inc.
n
7,475
21,103 Middleby Corporation
n
4,041,013
7,216 MSC Industrial Direct Company,
Inc. 643,451
15,150 NAPCO Security Technologies,
Inc.
n
535,553
9,837 Nikola Corporation
n
116,765
1,008 Nordson Corporation 227,939
1,365 Norfolk Southern Corporation 351,938
3,594 Northrop Grumman Corporation 1,304,694
6,359 Nutrien, Ltd. 377,725
5,975 nVent Electric plc 188,870
4,709 Old Dominion Freight Line, Inc. 1,267,427
6,319 Otis Worldwide Corporation 565,866
6,196 Parker-Hannifin Corporation 1,933,338
30,963 Pitney Bowes, Inc. 247,704
1,724 Primoris Services Corporation 51,548
6,264 Quad/Graphics, Inc.
n
21,924
4,686 Quanta Services, Inc. 425,957
47,332 Ranpak Holdings Corporation
n
1,212,646
11,611 Raytheon Technologies
Corporation 1,009,576
4,545 RBC Bearings, Inc.
n
1,068,075
37,693 Regal-Beloit Corporation 5,549,540
4,555 Robert Half International, Inc. 447,347
24,866 Rush Enterprises, Inc. 1,168,453
Shares Common Stock (20.6%) Value
Industrials (3.3%) - continued
2,135 Ryder System, Inc. $ 162,580
3,870 Saia, Inc.
n
874,620
7,606 Simpson Manufacturing Company,
Inc. 855,523
4,655 SkyWest, Inc.
n
188,481
1,481 Snap-On, Inc. 322,828
7,726 Southwest Airlines Company
n
390,318
16,716 Standex International Corporation 1,537,872
48,751 Summit Materials, Inc.
n
1,638,034
31,340 Sun Country Airlines Holdings,
Inc.
n
1,018,237
3,539 Technip Energies NV ADR
n
47,953
1,615 Teledyne Technologies, Inc.
n
731,224
1,213 Tetra Tech, Inc. 161,960
2,450 Thermon Group Holdings, Inc.
n
40,817
9,073 Timken Company 721,304
3,510 Toro Company 399,227
2,788 Trane Technologies plc 567,665
19,949 TransUnion 2,395,077
9,515 Trex Company, Inc.
n
923,907
17,604 TriMas Corporation
n
576,003
15,286 Tutor Perini Corporation
n
215,074
8,065 Uber Technologies, Inc.
n
350,505
1,522 UniFirst Corporation 331,446
5,997 Union Pacific Corporation 1,311,904
8,128 United Parcel Service, Inc. 1,555,374
12,234 United Rentals, Inc.
n
4,031,715
16,823 US Ecology, Inc.
n
588,805
5,738 Valmont Industries, Inc. 1,359,619
10,082 Vicor Corporation
n
1,165,580
2,034 Waste Connections, Inc. 257,687
1,574 Waste Management, Inc. 233,361
4,073 Watsco, Inc. 1,150,378
641 Watts Water Technologies, Inc. 96,637
4,349 Werner Enterprises, Inc. 198,793
8,825 WESCO International, Inc.
n
939,421
13,563 Willdan Group, Inc.
n
559,474
2,336 Woodward, Inc. 283,964
310 XPO Logistics, Inc.
n
42,994
2,035 Xylem, Inc. 256,105
Total 119,570,922
Information Technology (4.1%)
5,857 Accenture plc 1,860,652
1,564 Adobe, Inc.
n
972,229
4,180 Advanced Energy Industries, Inc. 433,675
12,433 Agilysys, Inc.
n
690,778
4,318 Alliance Data Systems Corporation 402,654
2,187 Ambarella, Inc.
n
215,398
36,967 Amphenol Corporation 2,679,738
1,213 Analog Devices, Inc. 203,080
48,044 Anaplan, Inc.
n
2,748,117
1,492 ANSYS, Inc.
n
549,742
74,779 Apple, Inc. 10,907,265
3,651 AppLovin Corporation
g,n
224,427
3,451 Aspen Technology, Inc.
n
504,743
1,616 Automatic Data Processing, Inc. 338,762
10,237 Avalara, Inc.
n
1,711,319
9,714 Axcelis Technologies, Inc.
n
374,475
22,503 Bandwidth, Inc.
n
2,917,739
4,427 Belden, Inc. 216,923
8,039 Benchmark Electronics, Inc. 212,230
22,198 BigCommerce Holdings, Inc.
n
1,437,542
12,390 Bill.com Holdings, Inc.
n
2,562,500
1,985 Blackline, Inc.
n
227,064

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Information Technology (4.1%) - continued
928 Broadridge Financial Solutions,
Inc. $ 160,999
29,075 Calix, Inc.
n
1,360,129
4,131 CDK Global, Inc. 198,247
2,645 CDW Corporation 484,961
13,895 Ciena Corporation
n
807,855
61,362 Cisco Systems, Inc. 3,397,614
8,501 Cognex Corporation 768,575
8,522 Computer Services, Inc. 494,787
391 Concentrix Corporation
n
64,018
5,055 Coupa Software, Inc.
n
1,096,935
3,391 CTS Corporation 118,651
11,641 Descartes Systems Group, Inc.
n
845,835
7,623 Diebold Nixdorf, Inc.
n
79,355
7,351 Digital Turbine, Inc.
n
462,745
6,669 DocuSign, Inc.
n
1,987,629
29,001 Dolby Laboratories, Inc. 2,815,997
16,484 Dropbox, Inc.
n
519,081
245 DSP Group, Inc.
n
3,932
11,996 Elastic NV
n
1,776,128
7,352 Endava plc ADR
n
945,614
1,790 Enphase Energy, Inc.
n
339,384
2,507 EPAM Systems, Inc.
n
1,403,419
4,135 ePlus, Inc.
n
382,322
1,816 ExlService Holdings, Inc.
n
205,608
7,054 eXp World Holdings, Inc.
n
253,380
3,585 F5 Networks, Inc.
n
740,338
1,308 Fair Isaac Corporation
n
685,274
15,269 Five9, Inc.
n
3,073,497
4,673 FleetCor Technologies, Inc.
n
1,206,662
22,815 Gilat Satellite Networks, Ltd. 239,101
31,748 Hewlett Packard Enterprise
Company 460,346
33,804 HP, Inc. 975,921
2,326 HubSpot, Inc.
n
1,386,343
4,384 Intel Corporation 235,508
3,336 Intuit, Inc. 1,767,980
12,199 Jack Henry & Associates, Inc. 2,123,724
5,756 KLA-Tencor Corporation 2,004,009
4,202 Lam Research Corporation 2,678,397
18,621 Lattice Semiconductor
Corporation
n
1,056,742
1,929 Littelfuse, Inc. 513,095
19,367 LivePerson, Inc.
n
1,233,484
19,068 LiveRamp Holding, Inc.
n
762,911
3,107 Manhattan Associates, Inc.
n
495,970
3,188 Mastercard, Inc. 1,230,377
1,714 MAXIMUS, Inc. 152,546
699 MaxLinear, Inc.
n
33,713
83,183 Medallia, Inc.
n
2,817,408
5,665 Micron Technology, Inc.
n
439,491
53,032 Microsoft Corporation 15,109,347
15,595 MKS Instruments, Inc. 2,439,682
10,796 Monolithic Power Systems, Inc. 4,850,211
3,648 Motorola Solutions, Inc. 816,860
13,571 National Instruments Corporation 598,617
6,355 NetApp, Inc. 505,794
1,627 Nice, Ltd. ADR
n
453,364
4,848 Nova Measuring Instruments, Ltd.
n
474,134
7,644 NVIDIA Corporation 1,490,504
6,366 Okta, Inc.
n
1,577,431
11,466 Oracle Corporation 999,147
3,553 Palo Alto Networks, Inc.
n
1,417,825
3,743 Paychex, Inc. 426,028
3,861 Paycom Software, Inc.
n
1,544,400
Shares Common Stock (20.6%) Value
Information Technology (4.1%) - continued
1,696 Paylocity Holding Corporation
n
$ 351,852
5,414 PayPal Holdings, Inc.
n
1,491,719
2,196 Photronics, Inc.
n
29,361
2,639 Progress Software Corporation 120,312
8,708 Q2 Holdings, Inc.
n
899,623
4,156 Qorvo, Inc.
n
787,936
13,228 QUALCOMM, Inc. 1,981,554
4,439 Rogers Corporation
n
846,073
11,145 Sabre Corporation
n
131,400
5,648 SailPoint Technologies Holdings,
Inc.
n
282,344
2,290 Salesforce.com, Inc.
n
554,020
1,019 Samsung Electronics Company,
Ltd. GDR 1,746,249
6,063 ScanSource, Inc.
n
167,278
8,353 Seagate Technology Holdings 734,229
7,719 Semtech Corporation
n
477,883
829 ServiceNow, Inc.
n
487,361
39,919 Sierra Wireless, Inc.
n
772,033
2,924 Silicon Laboratories, Inc.
n
435,647
4,502 SiTime Corporation
n
610,651
1,008 Solaredge Technology, Ltd.
n
261,556
33,238 Sonos, Inc.
n
1,109,484
22,678 Sprout Social, Inc.
n
2,014,714
2,817 Square, Inc.
n
696,531
28,256 STMicroelectronics NV ADR 1,166,125
1,568 SunPower Corporation
g,n
38,839
6,809 SYNNEX Corporation 813,948
2,463 TE Connectivity, Ltd. 363,219
49,084 Telefonaktiebolaget LM Ericsson
ADR 565,939
23,662 Texas Instruments, Inc. 4,510,450
17,650 Trade Desk, Inc.
n
1,445,712
83,914 TTM Technologies, Inc.
n
1,173,957
660 Tyler Technologies, Inc.
n
325,142
3,371 Unisys Corporation
n
75,342
3,832 VeriSign, Inc.
n
829,130
1,086 Vertex, Inc.
n
20,525
1,123 ViaSat, Inc.
g,n
55,746
5,747 Visa, Inc. 1,416,003
2,584 VMware, Inc.
g,n
397,264
5,092 Western Digital Corporation
n
330,624
18,940 Workiva, Inc.
n
2,457,844
12,773 Xerox Holdings Corporation 308,213
3,420 Zscaler, Inc.
n
806,812
Total 146,471,077
Materials (0.8%)
11,149 Allegheny Technologies, Inc.
n
228,889
15,560 AptarGroup, Inc. 2,005,995
11,975 Ashland Global Holdings, Inc. 1,018,713
3,041 Avery Dennison Corporation 640,678
32,133 Axalta Coating Systems, Ltd.
n
967,203
357 Balchem Corporation 48,156
4,544 Ball Corporation 367,519
1,017 Cabot Corporation 55,996
21,276 Carpenter Technology Corporation 811,679
1,525 Celanese Corporation 237,549
25,934 CF Industries Holdings, Inc. 1,225,381
9,690 Chemours Company 322,192
14,650 Cleveland-Cliffs, Inc.
g,n
366,250
335 DMC Global, Inc.
n
14,663
21,249 Eastman Chemical Company 2,395,187
2,087 Ecolab, Inc. 460,872
25,804 Element Solutions, Inc. 603,556

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Materials (0.8%) - continued
18,780 Ferroglobe Representation &
Warranty Insurance Trust
e,n
$ 2
4,111 FMC Corporation 439,671
13,150 Graphic Packaging Holding
Company 252,086
3,765 Ingevity Corporation
n
319,799
17,006 Innospec, Inc. 1,504,181
74,365 Ivanhoe Mines, Ltd.
n
551,956
11,458 Kaiser Aluminum Corporation 1,394,209
949 Koppers Holdings, Inc.
n
29,144
8,295 LyondellBasell Industries NV 823,942
8,204 Martin Marietta Materials, Inc. 2,980,513
2,577 Materion Corporation 183,895
5,605 Minerals Technologies, Inc. 449,633
16,186 Myers Industries, Inc. 342,819
6,932 Neenah, Inc. 348,472
329 NewMarket Corporation 103,934
9,800 Nucor Corporation 1,019,396
8,388 Olin Corporation 394,488
153 PPG Industries, Inc. 25,019
8,583 Quaker Chemical Corporation 2,160,684
485 Reliance Steel & Aluminum
Company 76,218
2,180 RPM International, Inc. 188,766
9,663 Ryerson Holding Corporation
n
151,999
5,537 Sensient Technologies Corporation 482,716
3,021 Sonoco Products Company 192,710
11,613 Steel Dynamics, Inc. 748,458
5,419 SunCoke Energy, Inc. 41,889
9,768 UFP Technologies, Inc.
n
583,931
4,790 United States Lime & Minerals, Inc. 665,810
4,487 United States Steel Corporation 118,816
Total 28,345,634
Real Estate (1.4%)
29,616 Agree Realty Corporation 2,225,642
2,174 Alexandria Real Estate Equities,
Inc. 437,713
28,998 American Campus Communities,
Inc. 1,458,889
1,864 Apartment Income REIT
Corporation 98,121
1,098 Armada Hoffler Properties, Inc. 14,274
3,015 AvalonBay Communities, Inc. 686,908
383 Bluegreen Vacations Holding
Corporations
n
6,630
18,452 Camden Property Trust 2,756,544
13,511 CareTrust REIT, Inc. 325,885
20,445 CBRE Group, Inc.
n
1,972,125
4,392 Cedar Realty Trust, Inc. 72,907
1,337 City Office REIT, Inc. 17,207
6,222 Colliers International Group, Inc. 800,087
2,076 Community Healthcare Trust, Inc. 103,447
2,875 Corepoint Lodging, Inc.
n
38,640
17,070 CoStar Group, Inc.
n
1,516,670
27,653 CubeSmart 1,373,248
35,990 Cushman and Wakefield plc
n
671,933
2,209 Digital Realty Trust, Inc. 340,539
7,190 Duke Realty Corporation 365,827
5,432 EastGroup Properties, Inc. 957,227
22,382 EPR Properties 1,125,815
75,384 Essential Properties Realty Trust,
Inc. 2,246,443
878 Essex Property Trust, Inc. 288,072
6,281 Extra Space Storage, Inc. 1,093,773
Shares Common Stock (20.6%) Value
Real Estate (1.4%) - continued
5,765 Farmland Partners, Inc. $ 72,639
40,422 First Industrial Realty Trust, Inc. 2,214,317
5,181 FirstService Corporation 963,459
29,148 Four Corners Property Trust, Inc. 836,839
5,943 Getty Realty Corporation 187,739
6,334 Gladstone Commercial
Corporation 146,822
12,189 Gladstone Land Corporation 284,248
5,889 Healthcare Realty Trust, Inc. 187,741
15,942 Healthcare Trust of America, Inc. 455,782
705 Highwoods Properties, Inc. 33,621
38,238 Host Hotels & Resorts, Inc.
n
609,131
25,020 Independence Realty Trust, Inc. 482,386
12,860 Industrial Logistics Properties Trust 348,506
3,745 Innovative Industrial Properties,
Inc. 805,138
1,898 Iron Mountain, Inc. 83,057
2,803 Jones Lang LaSalle, Inc.
n
623,864
8,097 Kilroy Realty Corporation 560,879
5,541 Life Storage, Inc. 650,292
34,697 Medical Properties Trust, Inc. 729,678
73,027 MGIC Investment Corporation 1,010,694
20,020 National Retail Properties, Inc. 978,377
72,540 National Storage Affiliates Trust 3,929,492
1,531 NetSTREIT Corporation 39,729
65,444 New Residential Investment
Corporation 638,733
9,488 NexPoint Residential Trust, Inc. 559,318
5,105 Omega Healthcare Investors, Inc. 185,209
3,968 One Liberty Properties, Inc. 121,381
11,878 Opendoor Technologies, Inc.
n
176,032
8,223 Preferred Apartment Communities,
Inc. 86,670
5,982 Public Storage, Inc. 1,869,255
7,157 Rayonier, Inc. REIT 269,891
5,277 Realty Income Corporation 370,920
1,103 Redfin Corporation
n
64,603
47,895 Rexford Industrial Realty, Inc. 2,946,500
722 RMR Group, Inc. 28,331
15,339 Sabra Health Care REIT, Inc. 285,152
3,451 SBA Communications Corporation 1,176,757
57,692 Service Properties Trust 642,112
11,280 Spirit Realty Capital, Inc. 566,482
13,186 STAG Industrial, Inc. 544,846
14,391 Store Capital Corporation 520,810
48,216 Sunstone Hotel Investors, Inc.
n
556,413
21,720 UDR, Inc. 1,194,383
3,058 UMH Properties, Inc. 71,190
228 Universal Health Realty Income
Trust 13,623
1,981 WP Carey, Inc. 159,847
Total 50,277,454
Utilities (0.3%)
8,453 AES Corporation 200,336
7,534 Alliant Energy Corporation 440,965
8,734 American Electric Power
Company, Inc. 769,640
1,303 American States Water Company 115,081
5,996 Artesian Resources Corporation 234,324
4,398 Atmos Energy Corporation 433,599
5,158 Black Hills Corporation 348,939
15,421 CenterPoint Energy, Inc. 392,619
550 Chesapeake Utilities Corporation 68,524

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (20.6%) Value
Utilities (0.3%) - continued
5,302 Consolidated Water Company,
Ltd. $ 67,229
1,685 DTE Energy Company 197,684
10,973 Duke Energy Corporation 1,153,372
10,386 Entergy Corporation 1,068,927
3,659 Evergy, Inc. 238,640
15,745 Exelon Corporation 736,866
16,289 FirstEnergy Corporation 624,194
1,784 IDACORP, Inc. 188,123
9,623 MDU Resources Group, Inc. 305,242
1,235 National Fuel Gas Company 63,516
444 NiSource, Inc. 10,998
221 Northwest Natural Holding
Company 11,556
3,933 NorthWestern Corporation 243,807
18,066 OGE Energy Corporation 609,727
3,053 Otter Tail Corporation 155,062
952 Pinnacle West Capital Corporation 79,540
8,829 Portland General Electric
Company 431,738
675 PPL Corporation 19,150
230 Southwest Gas Holdings, Inc. 16,084
7,693 Spire, Inc. 545,818
12,368 UGI Corporation 568,804
81 Unitil Corporation 4,287
610 Vistra Energy Corporation 11,681
3,033 WEC Energy Group, Inc. 285,527
Total 10,641,599
Total Common Stock
(cost $531,954,278) 738,100,914
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
14,657,188 Thrivent Cash Management Trust 14,657,188
Total Collateral Held for
Securities Loaned
(cost $14,657,188) 14,657,188
Shares or
Principal
Amount Short-Term Investments ( 14.8% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.012%, 8/4/2021
o,p
499,999
100,000 0.005%, 8/5/2021
o,p
100,000
300,000 0.014%, 8/6/2021
o,p
299,999
4,400,000 0.016%, 8/11/2021
o,p
4,399,967
2,000,000 0.045%, 8/20/2021
o,p
1,999,970
500,000 0.034%, 8/25/2021
o,p
499,991
1,100,000 0.040%, 9/8/2021
o,p
1,099,955
12,700,000 0.040%, 9/13/2021
o,p
12,699,407
7,100,000 0.040%, 9/15/2021
o,p
7,099,653
3,400,000 0.041%, 9/22/2021
o,p
3,399,807
3,400,000 0.039%, 9/24/2021
o,p
3,399,800
Thrivent Core Short-Term Reserve
Fund
48,846,293 0.130% 488,462,929
U.S. Treasury Bills
200,000 0.036%, 8/12/2021
o,q
199,998
1,000,000 0.048%, 8/26/2021
o,r
999,975
3,300,000 0.041%, 9/9/2021
o,q
3,299,843
Total Short-Term Investments
(cost $528,329,988) 528,461,293
Contracts Options Purchased ( <0.1% ) Value
Put on 30-Yr. U.S. Treasury Bond
Futures
76 $149.00, expires 8/27/2021 $ 1,187
Total Options Purchased
(cost $83,427) 1,187
Total Investments (cost
$2,993,707,919) 106.5% $3,808,042,638
Other Assets and Liabilities, Net
(6.5%) (234,003,962)
Total Net Assets 100.0% $3,574,038,676
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 30, 2021.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $165,372,724 or 4.6% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 30, 2021.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n Non-income producing security.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

r At July 30, 2021, $282,993 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,989,690
Common Stock 12,181,385
Total lending $14,171,075
Gross amount payable upon return of
collateral for securities loaned $14,657,188
Net amounts due to counterparty $486,113
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,486,518 – 2,486,518 –
Capital Goods 6,856,914 – 6,523,582 333,332
Communications Services 8,770,341 – 8,630,751 139,590
Consumer Cyclical 6,942,256 – 6,942,256 –
Consumer Non-Cyclical 8,539,796 – 8,468,746 71,050
Energy 633,901 – 633,901 –
Financials 2,549,264 – 2,549,264 –
Technology 5,496,880 – 5,496,880 –
Transportation 2,575,277 – 2,575,277 –
Utilities 1,700,390 – 1,700,390 –
Registered Investment Companies
Unaffiliated 40,368,090 40,368,090 – –
Affiliated 1,292,313,397 1,292,313,397 – –
Long-Term Fixed Income
Asset-Backed Securities 50,201,594 – 49,623,899 577,695
Basic Materials 10,056,113 – 10,056,113 –
Capital Goods 17,706,871 – 17,706,871 –
Collateralized Mortgage Obligations 46,882,476 – 46,882,476 –
Commercial Mortgage-Backed Securities 8,532,604 – 7,399,088 1,133,516
Communications Services 33,471,066 – 33,471,066 –
Consumer Cyclical 37,200,758 – 37,200,758 –
Consumer Non-Cyclical 42,152,935 – 42,152,935 –
Energy 28,525,317 – 28,525,317 –
Financials 74,779,924 – 74,779,924 –
Mortgage-Backed Securities 248,273,207 – 248,273,207 –
Technology 23,691,337 – 23,691,337 –
Transportation 6,525,955 – 6,525,955 –
U.S. Government & Agencies 293,985,412 – 293,985,412 –
Utilities 20,452,913 – 20,452,913 –
Common Stock
Communications Services 32,013,521 32,004,560 8,961 –
Consumer Discretionary 89,143,205 89,143,205 – –
Consumer Staples 24,482,310 24,482,310 – –
Energy 19,509,507 19,509,507 – –
Financials 116,076,978 114,369,678 1,707,300 –
Health Care 101,568,707 101,568,707 – –
Industrials 119,570,922 118,869,732 701,190 –
Information Technology 146,471,077 144,724,828 1,746,249 –
Materials 28,345,634 27,793,676 551,956 2
Real Estate 50,277,454 50,277,454 – –
Utilities 10,641,599 10,641,599 – –
Short-Term Investments 39,998,364 – 39,998,364 –
Options Purchased 1,187 1,187 – –
Subtotal Investments in Securities $3,099,771,971 $2,066,067,930 $1,031,448,856 $2,255,185
Other Investments  * Total
Affiliated Registered Investment Companies 205,150,550
Affiliated Short-Term Investments 488,462,929
Collateral Held for Securities Loaned 14,657,188
Subtotal Other Investments $708,270,667
Total Investments at Value $3,808,042,638
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 30,292,652 30,292,652 – –
Total Asset Derivatives $30,292,652 $30,292,652 $– $–
Liability Derivatives
Futures Contracts 13,255,078 13,255,078 – –
Call Options Written 228,514 – – 228,514
Credit Default Swaps 40,151 – 40,151 –
Total Liability Derivatives $13,523,743 $13,255,078 $40,151 $228,514
The following table presents Moderate Allocation Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $35,637,548 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 100 September 2021 $ 13,160,428 $ 284,885
CBOT 2-Yr. U.S. Treasury Note 281 September 2021 61,998,682 5,724
CBOT 5-Yr. U.S. Treasury Note 190 September 2021 23,487,458 157,151
CBOT U.S. Long Bond 279 September 2021 43,557,608 2,398,923
CME E-mini Russell 2000 Index 10 September 2021 1,144,018 (33,218)
CME E-mini S&P 500 Index 1,972 September 2021 416,991,300 15,813,400
CME E-mini S&P Mid-Cap 400 Index 5 September 2021 1,341,351 7,999
CME Euro Foreign Exchange Currency 677 September 2021 103,417,908 (3,001,883)
CME Ultra Long Term U.S. Treasury Bond 147 September 2021 27,702,951 1,628,142
Eurex Euro STOXX 50 Index 2,129 September 2021 103,956,615 (750,663)
ICE mini MSCI EAFE Index 513 September 2021 60,522,745 (1,030,135)
Ultra 10-Yr. U.S. Treasury Note 50 September 2021 7,217,739 294,761
Total Futures Long Contracts $ 864,498,803 $ 15,775,086
CBOT 10-Yr. U.S. Treasury Note (99) September 2021 ( $ 13,040,611) ( $ 270,249)
CME E-mini NASDAQ 100 Index (375) September 2021 (104,636,066) (7,532,059)
CME E-mini Russell 2000 Index (1,545) September 2021 (178,813,114) 7,194,514
CME E-mini S&P Mid-Cap 400 Index (672) September 2021 (183,383,245) 2,030,605
ICE US mini MSCI Emerging Markets Index (108) September 2021 (7,376,128) 476,548
Ultra 10-Yr. U.S. Treasury Note (113) September 2021 (16,341,379) (636,871)
Total Futures Short Contracts ( $ 503,590,543) $1,262,488
Total Futures Contracts $ 360,908,260 $17,037,574

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Fund's options contracts held as of July 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 76.00 $ 149.00 August 2021 $12,518,625 $ 1,187 ( $ 82,240)
Total Options Purchased Contracts $1,187 ($82,240)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (10.50) $ 100.60 August 2021 ( $ 10,709,590) ( $ 140,741) ( $ 72,655)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (10.50) 101.19
September
2021 (10,686,621) (87,773) (15,175)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($228,514) ($87,830)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderate Allocation Fund's swaps contracts held as of July 30, 2021. Investments totaling $3,499,841 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, At 5.00%, Quarterly Sell 6/20/2026 ( $ 10,550,000) $ – ( $ 11,058) ( $ 11,058)
CDX HY 36, 5 Year, At 5.00%, Quarterly Sell 6/20/2026 (24,020,000) – (29,093) (29,093)
Total Credit Default Swaps $– ($40,151) ($40,151)
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $70,119 $8,947 $– $80,099 8,042 2.2%
Core Emerging Markets Equity 17,499 1,864 – 22,277 1,860 0.6
Core International Equity 34,901 457 31,000 11,676 1,053 0.3
Core Low Volatility Equity 107,389 2,496 40,000 91,099 6,265 2.6
Global Stock, Class S 54,826 2,074 – 74,714 2,347 2.1
High Yield, Class S 39,482 1,465 – 42,891 9,106 1.2
Income, Class S 133,515 6,432 – 139,549 14,025 3.9
International Allocation, Class S 121,167 2,255 – 161,137 13,395 4.5
Large Cap Growth, Class S 235,799 17,143 – 316,293 15,482 8.9
Large Cap Value, Class S 183,806 13,861 – 269,689 9,523 7.5
Limited Maturity Bond, Class S 68,880 787 – 69,993 5,503 2.0
Mid Cap Stock, Class S 119,195 4,571 – 172,569 4,392 4.8
Small Cap Stock, Class S 29,595 607 – 45,477 1,306 1.3
Total Affiliated Registered Investment
Companies 1,216,173 1,497,463 41.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 280,128 556,134 347,799 488,463 48,846 13.7
Total Affiliated Short-Term Investments 280,128 488,463 13.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,699 343,961 346,003 14,657 14,657 0.4
Total Collateral Held for Securities Loaned 16,699 14,657 0.4
Total Value $1,513,000 $2,000,583
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,033 $– $2,458
Core Emerging Markets Equity – 2,914 – 163
Core International Equity 648 6,670 – 457
Core Low Volatility Equity Fund 2,186 19,028 394 2,102
Global Stock, Class S – 17,814 1,442 631
High Yield, Class S – 1,944 – 1,464
Income, Class S – (398) 3,582 2,850
International Allocation, Class S – 37,715 – 2,255
Large Cap Growth, Class S – 63,351 17,144 –
Large Cap Value, Class S – 72,022 10,512 3,351
Limited Maturity Bond, Class S – 326 – 787
Mid Cap Stock, Class S – 48,803 4,191 380
Small Cap Stock, Class S – 15,275 372 235
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (39) 39 – 529
Total Income/Non Income Cash from Affiliated Investments $17,662
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 55
Total Affiliated Income from Securities Loaned, Net $55
Total $2,795 $286,536 $37,638

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (<0.1%)
Hexion , Inc., Term Loan
$ 148,111
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
$ 147,740
INEOS US Petrochem, LLC, Term
Loan
240,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
239,040
Innophos Holdings, Inc., Term
Loan
148,125
3.592%,  (LIBOR 1M +
3.500%), 2/7/2027
b
147,447
Momentive Performance Materials
USA, LLC, Term Loan
147,000
3.350%,  (LIBOR 1M +
3.250%), 5/15/2024
b
145,836
Nouryon USA, LLC, Term Loan
306,095
2.835%,  (LIBOR 1M +
2.750%), 10/1/2025
b
301,942
Pixelle Specialty Solutions, LLC,
Term Loan
255,940
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
255,620
Sparta US HoldCo , LLC, Term
Loan
60,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
59,925
Venator Finance SARL, Term Loan
179,070
3.092%,  (LIBOR 1M +
3.000%), 8/8/2024
b
176,756
Total 1,474,306
Capital Goods (0.1%)
Bingo Industries, Ltd., Term Loan
125,000
0.000%,  (LIBOR 1M +
3.500%), 7/9/2028
b,c,d,e
124,062
Flex Acquisition Company, Inc.,
Term Loan
311,313
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
306,571
139,650
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
138,362
Gemini HDPE, LLC, Term Loan
214,959
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
214,063
GFL Environmental, Inc., Term
Loan
218,900
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
218,690
Graham Packaging Company,
Inc., Term Loan
224,437
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
222,866
Groupe Solmax , Inc., Term Loan
145,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
144,880
Hyperion Materials &
Technologies, Inc., Term Loan
85,000
0.000%,  (LIBOR 1M +
4.500%), 7/29/2028
b,c,d
84,894
Mauser Packaging Solutions
Holding Company, Term Loan
220,972
3.342%,  (LIBOR 1M +
3.250%), 4/3/2024
b
213,686
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
MI Windows and Doors, Inc., Term
Loan
$ 199,000
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
$ 198,851
Pactiv Evergreen Group Holdings,
Inc., Term Loan
49,152
2.842%,  (LIBOR 1M +
2.750%), 2/5/2023
b
48,967
199,000
3.342%,  (LIBOR 1M +
3.250%), 2/5/2026
b
196,548
Quikrete Holdings Inc., Term Loan
205,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
202,737
RLG Holdings, LLC, Delayed Draw
37,975
0.000%,  (LIBOR 1M +
4.250%), 7/2/2028
b,c,d
37,880
RLG Holdings, LLC, Term Loan
150,000
5.000%,  (LIBOR 3M +
4.250%), 7/2/2028
b
149,625
TransDigm , Inc., Term Loan
512,200
2.342%,  (LIBOR 1M +
2.250%), 12/9/2025
b
502,781
TricorBraun Holdings, Inc.,
Delayed Draw
51,415
3.325%,  (LIBOR 2M +
3.250%), 3/3/2028
b,c,d
50,870
TricorBraun Holdings, Inc., Term
Loan
228,585
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
226,157
Trident TPI Holdings Inc., Delayed
Draw
10,000
0.000%,  (LIBOR 1M +
4.000%), 7/29/2028
b,c,d,e
9,988
Trident TPI Holdings Inc., Term
Loan
74,000
0.000%,  (LIBOR 1M +
4.000%), 7/29/2028
b,c,d,e
73,908
Vertiv Group Corporation, Term
Loan
756,200
2.851%,  (LIBOR 1M +
2.750%), 3/2/2027
b
748,517
Total 4,114,903
Communications Services (0.1%)
Allen Media, LLC, Delayed Draw
81,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
80,291
Allen Media, LLC, Term Loan
89,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d,e
88,110
Altice France SA, Term Loan
167,562
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
163,094
Cablevision Lightpath , LLC, Term
Loan
218,350
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
217,586
CCI Buyer, Inc., Term Loan
59,850
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
59,861
CommScope , Inc., Term Loan
276,288
3.342%,  (LIBOR 1M +
3.250%), 4/4/2026
b
273,180

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
Directv Financing, LLC, Term Loan
$ 385,000
0.000%,  (LIBOR 1M +
5.000%), 7/22/2027
b,c,d
$ 384,087
E.W. Scripps Company, Term Loan
191,163
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
190,505
Eagle Broadband Investments,
LLC, Term Loan
368,150
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
366,769
Entercom Media Corporation, Term
Loan
198,163
2.588%,  (LIBOR 1M +
2.500%), 11/17/2024
b
195,240
iHeartCommunications , Inc., Term
Loan
151,184
3.092%,  (LIBOR 1M +
3.000%), 5/1/2026
b
149,152
Indy US Bidco , LLC, Term Loan
199,500
4.103%,  (LIBOR 1M +
4.000%), 3/5/2028
b
199,037
Meredith Corporation, Term Loan
193,534
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
197,284
Metronet Systems Holdings, LLC,
Delayed Draw
23,889
0.000%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
23,859
Metronet Systems Holdings, LLC,
Term Loan
215,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
214,731
NEP Group, Inc., Term Loan
199,875
3.342%,  (LIBOR 1M +
3.250%), 10/20/2025
b
192,238
30,000
7.092%,  (LIBOR 1M +
7.000%), 10/19/2026
b
28,830
Nexstar Broadcasting, Inc., Term
Loan
327,810
2.600%,  (LIBOR 1M +
2.500%), 9/19/2026
b
324,486
ORBCOMM, Inc., Term Loan
185,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
184,654
Peraton Corporation, Term Loan
289,275
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
288,824
Radiate Holdco, LLC, Term Loan
522,375
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
520,124
Terrier Media Buyer, Inc., Term
Loan
293,525
3.592%,  (LIBOR 1M +
3.500%), 12/17/2026
b
290,387
Univision Communications, Inc.,
Term Loan
170,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
169,390
Voyage Australia Property, Ltd.,
Term Loan
180,000
4.000%,  (LIBOR 3M +
3.500%), 5/27/2028
b,c,d
179,550
Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
WideOpenWest Finance, LLC,
Term Loan
$ 271,230
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
$ 270,327
Xplornet Communications, Inc.,
Term Loan
227,799
4.842%,  (LIBOR 1M +
4.750%), 6/10/2027
b
227,799
Total 5,479,395
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
145,000
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
143,936
American Trailer World
Corporation, Term Loan
210,000
0.000%,  (LIBOR 1M +
3.750%), 3/5/2028
b,c,d
206,982
Caesars Resort Collection, LLC,
Term Loan
292,787
4.592%,  (LIBOR 1M +
4.500%), 7/20/2025
b
292,788
Carnival Corporation, Term Loan
169,572
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
168,195
Cengage Learning, Inc., Term
Loan
340,000
0.000%,  (LIBOR 3M +
4.750%), 6/29/2026
b,c,d
339,497
CP Atlas Buyer, Inc., Term Loan
189,525
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
188,558
Golden Entertainment, Inc., Term
Loan
414,316
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
411,901
Golden Nugget, LLC, Term Loan
214,800
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
212,594
LCPR Loan Financing, LLC, Term
Loan
195,000
3.843%,  (LIBOR 1M +
3.750%), 10/15/2028
b
195,049
Michaels Companies, Inc., Term
Loan
355,000
5.000%,  (LIBOR 1M +
4.250%), 4/15/2028
b
355,000
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
23,750
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
23,735
Osmosis Debt Merger Sub, Inc.,
Term Loan
190,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
189,882
Penn National Gaming, Inc., Term
Loan
144,064
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
142,743
Raptor Acquisition Corporation,
Term Loan
115,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
114,929

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Scientific Games International,
Inc., Term Loan
$ 774,219
2.842%,  (LIBOR 1M +
2.750%), 8/14/2024
b
$ 761,855
Staples, Inc., Term Loan
86,022
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
84,317
129,743
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
125,689
Tenneco, Inc., Term Loan
218,321
3.092%,  (LIBOR 1M +
3.000%), 10/1/2025
b
215,456
Truck Hero, Inc., Term Loan
54,863
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
54,643
Wyndham Hotels & Resorts, Inc.,
Term Loan
136,150
1.842%,  (LIBOR 1M +
1.750%), 5/30/2025
b
134,618
Total 4,362,367
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
95,000
3.592%,  (LIBOR 1M +
3.500%), 4/8/2028
b
94,881
Bausch Health Americas, Inc.,
Term Loan
370,179
3.092%,  (LIBOR 1M +
3.000%), 6/1/2025
b
367,403
Bellring Brands, LLC, Term Loan
204,224
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
204,957
Blue Ribbon, LLC, Term Loan
233,531
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
228,277
Chobani , LLC, Term Loan
114,137
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
113,995
City Brewing Company, LLC, Term
Loan
145,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
143,731
CNT Holdings I Corporation, Term
Loan
149,625
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
149,251
50,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
50,750
Dole Food Company, Inc., Term
Loan
284,882
5.000%,  (LIBOR 1M +
2.750%), 4/6/2024
b
284,526
Endo Luxembourg Finance
Company I Sarl , Term Loan
344,138
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
335,276
Gainwell Acquisition Corporation,
Term Loan
398,997
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
398,622
Global Medical Response, Inc.,
Term Loan
96,500
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
96,379
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
$ 646,750
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
$ 647,209
Herens US Holdco Corporation,
Term Loan
320,000
0.000%,  (LIBOR 2M +
4.000%), 5/14/2028
b,c,d
319,667
MPH Acquisition Holdings, LLC,
Term Loan
535,579
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
531,504
Ortho-Clinical Diagnostics SA,
Term Loan
343,950
3.101%,  (LIBOR 1M +
3.000%), 6/30/2025
b
342,375
Petco Health & Wellness
Company, Inc., Term Loan
244,388
3.373%,  (LIBOR 2M +
3.250%), 3/4/2028
b
243,241
PetSmart, Inc., Term Loan
355,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
354,645
Precision Medicine Group, LLC,
Delayed Draw
29,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
29,295
Precision Medicine Group, LLC,
Term Loan
224,449
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
223,468
Sotera Health Holdings, LLC, Term
Loan
143,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
142,345
Total 5,301,797
Energy (<0.1%)
Calpine Corporation, Term Loan
283,575
2.600%,  (LIBOR 1M +
2.500%), 12/16/2027
b
280,407
Energizer Holdings, Inc., Term
Loan
134,325
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
133,318
Lealand Finance Company BV,
Term Loan
56,730
0.000%,PIK 3.000%, (LIBOR
1M + 1.000%), 6/30/2025
b,f
25,415
Total 439,140
Financials (0.1%)
Asurion , LLC, Term Loan
303,475
3.342%,  (LIBOR 1M +
3.250%), 12/23/2026
b
297,642
109,725
3.342%,  (LIBOR 1M +
3.250%), 7/31/2027
b
107,714
195,000
5.342%,  (LIBOR 1M +
5.250%), 2/3/2028
b
193,887
215,000
0.000%,  (LIBOR 1M +
5.250%), 1/15/2029
b,c,d
213,723
Digicel International Finance, Ltd.,
Term Loan
258,850
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
246,166

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Financials (0.1%) - continued
Northriver Midstream Finance, LP,
Term Loan
$ 165,559
3.395%,  (LIBOR 3M +
3.250%), 10/1/2025
b
$ 163,925
Tiger Acquisition, LLC, Term Loan
115,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
114,066
Tronox Finance, LLC, Term Loan
161,862
2.627%,  (LIBOR 1M +
2.500%), 3/11/2028
b
160,217
Total 1,497,340
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
249,764
3.628%,  (LIBOR 2M +
3.500%), 8/21/2026
b
242,271
Crown Subsea Communications
Holding, Inc., Term Loan
300,582
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
302,211
Gogo Intermediate Holdings, LLC,
Term Loan
290,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
288,370
Lummus Technology Holdings V,
LLC, Term Loan
533,663
3.592%,  (LIBOR 1M +
3.500%), 6/30/2027
b
528,908
Prime Security Services Borrower,
LLC, Term Loan
663,338
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
660,114
Rackspace Technology Global,
Inc., Term Loan
428,925
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
423,448
Redstone Holdco 2 LP, Delayed
Draw
46,441
0.000%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
46,064
34,309
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
33,708
Redstone Holdco 2 LP, Term Loan
118,660
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
117,696
59,831
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
58,784
SS&C Technologies, Inc., Term
Loan
29,043
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
28,591
25,449
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
25,053
Verscend Holding Corporation,
Term Loan
100,000
4.092%,  (LIBOR 1M +
4.000%), 8/27/2025
b
99,725
Zayo Group Holdings, Inc., Term
Loan
453,671
3.092%,  (LIBOR 1M +
3.000%), 3/9/2027
b
445,977
Total 3,300,920
Principal
Amount Bank Loans (0.7%)
a
Value
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 510,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 523,642
Air Canada, Term Loan
119,000
0.000%,  (LIBOR 1M +
3.500%), 7/27/2028
b,c,d
119,199
Genesee & Wyoming, Inc., Term
Loan
291,312
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
288,472
Hertz Corporation, Term Loan
95,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
94,386
17,904
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
17,788
Mileage Plus Holdings, LLC, Term
Loan
165,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
174,633
SkyMiles IP, Ltd., Term Loan
195,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
205,780
United Airlines, Inc., Term Loan
174,563
4.500%,  (LIBOR 1M +
3.750%), 4/21/2028
b
174,629
Total 1,598,529
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
50,783
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
50,783
CQP Holdco LP, Term Loan
410,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
407,372
Exgen Renewables IV, LLC, Term
Loan
105,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
104,716
Osmose Utilities Services, Inc.,
Term Loan
75,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
74,297
PG&E Corporation, Term Loan
293,015
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
285,200
Total 922,368
Total Bank Loans
(cost $28,504,151) 28,491,065
Shares
Registered Investment
Companies ( 50.4% ) Value
Unaffiliated  (1.0%)
1,076 Direxion Daily S&P 500 122,535
1,448 Direxion Daily Small Cap Bull 3X
Shares 125,194
424,400 Invesco Senior Loan ETF 9,349,532
8,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
1,088,080
4,334 ProShares Ultra S&P 500
g
541,360
600 ProShares UltraPro QQQ 79,644

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (50.4%) Value
Unaffiliated  (1.0%)- continued
51,971 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF $ 1,426,604
49,944 SPDR S&P 500 ETF Trust 21,900,944
15,080 SPDR S&P Biotech ETF
g
1,861,023
14,679 SPDR S&P Oil & Gas Exploration
ETF
g
1,215,421
10,000 Vanguard Short-Term Corporate
Bond ETF
g
828,700
Total 38,539,037
Affiliated  (49.4%)
4,803,855 Thrivent Core Emerging Markets
Debt Fund 47,846,393
2,853,163 Thrivent Core Emerging Markets
Equity Fund 34,180,889
7,024,586 Thrivent Core International Equity
Fund 77,902,658
9,077,047 Thrivent Core Low Volatility Equity
Fund 131,980,264
6,001,344 Thrivent Global Stock Fund, Class
S 191,022,781
5,205,146 Thrivent High Yield Fund, Class S 24,516,236
7,759,316 Thrivent Income Fund, Class S 77,205,190
24,984,253 Thrivent International Allocation
Fund, Class S 300,560,561
19,667,762 Thrivent Large Cap Growth Fund,
Class S 401,812,373
11,185,619 Thrivent Large Cap Value Fund,
Class S 316,776,726
3,065,684 Thrivent Limited Maturity Bond
Fund, Class S 38,995,501
6,741,127 Thrivent Mid Cap Stock Fund,
Class S 264,858,890
2,011,774 Thrivent Small Cap Stock Fund,
Class S 70,049,985
Total 1,977,708,447
Total Registered Investment
Companies (cost $1,265,386,390) 2,016,247,484
Shares Common Stock ( 25.7% ) Value
Communications Services (0.9%)
3,997 Activision Blizzard, Inc. 334,229
2,410 Alphabet, Inc., Class A
h
6,493,817
1,160 Alphabet, Inc., Class C
h
3,137,127
21,055 AMC Networks, Inc.
h
1,053,592
7,974 ANGI Homeservices , Inc.
h
91,781
55,204 AT&T, Inc. 1,548,472
21,720 Audacy , Inc.
h
77,540
7,484 Cars.com, Inc.
h
90,407
868 Charter Communications, Inc.
h
645,835
21,527 Comcast Corporation 1,266,433
10,035 Discovery, Inc., Class A
g,h
291,115
28,110 DISH Network Corporation
h
1,177,528
2,005 E.W. Scripps Company 38,255
4,359 EchoStar Corporation
h
97,206
10,948 Electronic Arts, Inc. 1,576,074
9,689 Facebook, Inc.
h
3,452,191
3,891 Gannett Company, Inc.
h
22,451
2,910 Gray Television, Inc. 64,515
2,566 Hemisphere Media Group, Inc.
h
32,614
11,226 Interpublic Group of Companies,
Inc. 396,951
5,185 Live Nation Entertainment, Inc.
h
409,045
Shares Common Stock (25.7%) Value
Communications Services (0.9%) - continued
1,757 Lumen Technologies, Inc. $ 21,910
22,551 Match Group, Inc.
h
3,591,698
22,407 Omnicom Group, Inc. 1,631,678
103,660 QuinStreet , Inc.
h
1,901,124
7,879 RingCentral, Inc.
h
2,105,820
3,896 Telephone & Data Systems, Inc. 87,076
6,427 Twitter, Inc.
h
448,283
632 United States Cellular Corporation
h
22,980
23,674 Verizon Communications, Inc. 1,320,536
706 Walt Disney Company
h
124,270
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
5,496
10,404 Zillow Group, Inc.
h
1,114,581
Total 34,672,630
Consumer Discretionary (3.3%)
4,818 Adient plc
h
202,982
2,082 Amazon.com, Inc.
h
6,928,042
28,189 American Axle & Manufacturing
Holdings, Inc.
h
273,151
296 America's Car-Mart, Inc.
h
47,064
29,818 Aptiv plc
h
4,975,133
493 AutoZone, Inc.
h
800,420
25,868 Bally's Corporation
h
1,273,999
4,015 Bed Bath & Beyond, Inc.
h
114,588
4,587 BJ's Restaurants, Inc.
h
186,140
1,437 Brunswick Corporation 150,023
6,961 Burlington Stores, Inc.
h
2,330,543
30,536 Caesars Entertainment, Inc.
h
2,667,625
1,044 Carvana Company
h
352,413
34,727 Cedar Fair, LP
h
1,458,534
15,330 Chegg , Inc.
h
1,358,698
19,131 Chewy, Inc.
g,h
1,601,265
27,656 Chico's FAS, Inc.
h
170,914
1,390 Children's Place, Inc.
h
117,219
3,239 Chipotle Mexican Grill, Inc.
h
6,035,682
17,176 Choice Hotels International, Inc. 2,059,402
497 Churchill Downs, Inc. 92,343
12,998 Clarus Corporation 370,703
112,268 Cooper-Standard Holdings, Inc.
h
2,924,581
2,274 Cracker Barrel Old Country Store,
Inc. 309,673
18,940 Crocs, Inc.
h
2,572,241
11,029 Culp, Inc. 165,104
4,034 D.R. Horton, Inc. 384,965
13,714 Dana, Inc. 331,330
3,841 Darden Restaurants, Inc. 560,325
1,095 Deckers Outdoor Corporation
h
449,881
1,221 Denny's Corporation
h
17,179
5,534 Dick's Sporting Goods, Inc. 576,311
2,575 Dorman Products, Inc.
h
260,461
108,034 Duluth Holdings, Inc.
h
1,617,269
16,021 Emerald Holding, Inc.
h
63,283
287,580 Everi Holdings, Inc.
h
6,525,190
7,584 Expedia Group, Inc.
h
1,220,038
28,957 Farfetch , Ltd.
h
1,451,325
17,258 Five Below, Inc.
h
3,355,300
6,677 Foot Locker, Inc. 380,990
1,348 Fox Factory Holding Corporation
h
217,756
27,155 Gap, Inc. 792,111
2,069 Garmin, Ltd. 325,247
30,453 Genius Brands International, Inc.
g,h
47,811
47,568 Gentex Corporation 1,618,739
4,291 Genuine Parts Company 544,614
9,551 G-III Apparel Group, Ltd.
h
285,193

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Consumer Discretionary (3.3%) - continued
6,790 Goodyear Tire & Rubber
Company
h
$ 106,671
17,636 GoPro, Inc.
h
180,593
92 Graham Holdings Company 61,149
2,673 Grand Canyon Education, Inc.
h
246,905
929 Group 1 Automotive, Inc. 161,404
2,424 GrowGeneration Corporation
h
98,584
11,641 Guess ?, Inc. 259,827
13,364 H&R Block, Inc. 328,086
21,359 Hanesbrands, Inc. 390,015
32,860 Harley-Davidson, Inc. 1,301,913
9,356 Home Depot, Inc. 3,070,546
3,390 KB Home 143,872
38,320 Kohl's Corporation 1,946,656
11,948 Lear Corporation 2,090,661
50,997 Leggett & Platt, Inc. 2,449,386
3,345 Libbey , Inc.
h
12,962
8,875 Lithia Motors, Inc. 3,347,828
6,408 Lowe's Companies, Inc. 1,234,758
6,021 Lululemon Athletica , Inc.
h
2,409,424
2,391 M.D.C. Holdings, Inc. 127,488
28,221 Macy's, Inc.
h
479,757
38,141 Magnite , Inc.
h
1,155,672
5,611 Marriott International, Inc.
h
819,094
1,091 Marriott Vacations Worldwide
Corporation
h
160,781
14,316 Mattel, Inc.
h
310,944
6,136 McDonald's Corporation 1,489,269
501 Mercadolibre , Inc.
h
785,919
31,974 Miller Industries, Inc. 1,199,345
1,649 Mohawk Industries, Inc.
h
321,390
9,168 NIKE, Inc. 1,535,732
26,715 Nordstrom, Inc.
g,h
884,267
24,812 Norwegian Cruise Line Holdings,
Ltd.
g,h
596,232
1,082 NVR, Inc.
h
5,650,853
22,003 Ollie's Bargain Outlet Holdings,
Inc.
h
2,048,479
14,603 Papa John's International, Inc. 1,666,494
12,247 Park Hotels & Resorts, Inc.
h
226,570
11,508 Penn National Gaming, Inc.
h
786,917
33,421 Planet Fitness, Inc.
h
2,514,262
815 Pool Corporation 389,423
1,771 Purple Innovation, Inc.
h
46,648
2,249 PVH Corporation
h
235,290
115,086 Qurate Retail, Inc. 1,364,920
1,903 RH
h
1,263,744
6,953 Ross Stores, Inc. 853,064
8,729 Ruth's Hospitality Group, Inc.
h
174,318
44,153 Skyline Corporation
h
2,490,229
19,473 Sleep Number Corporation
h
1,931,916
6,055 Sony Group Corporation ADR 631,537
3,308 Standard Motor Products, Inc. 138,142
44,919 Stoneridge, Inc.
h
1,300,405
867 Strategic Education, Inc. 68,744
53,762 Taylor Morrison Home Corporation
h
1,441,897
5,617 Tenneco, Inc.
h
97,792
3,090 Tesla, Inc.
h
2,123,448
1,782 Thor Industries, Inc. 210,918
122,059 ThredUp , Inc.
h
2,912,328
17,242 Toll Brothers, Inc. 1,021,933
3,212 TopBuild Corporation
h
651,040
18,105 Tri Pointe Homes, Inc.
h
436,693
22,571 TripAdvisor, Inc.
h
856,569
10,247 Tupperware Brands Corporation
h
214,060
Shares Common Stock (25.7%) Value
Consumer Discretionary (3.3%) - continued
5,391 Ulta Beauty, Inc.
h
$ 1,810,298
2,612 Urban Outfitters, Inc.
h
97,114
2,148 Vail Resorts, Inc.
h
655,570
559 Williams-Sonoma, Inc. 84,800
12,467 Wingstop , Inc. 2,135,722
43 Winmark Corporation 9,065
4,189 Wolverine World Wide, Inc. 140,499
25,516 Wyndham Hotels & Resorts, Inc. 1,838,683
5,778 Yum! Brands, Inc. 759,171
34,214 Zumiez , Inc.
h
1,493,441
Total 133,043,926
Consumer Staples (0.8%)
3,721 Altria Group, Inc. 178,757
4,024 BJ's Wholesale Club Holdings,
Inc.
h
203,775
6,170 Brown-Forman Corporation 437,576
905 Church & Dwight Company, Inc. 78,355
10,905 Colgate-Palmolive Company 866,948
5,148 Costco Wholesale Corporation 2,212,199
30,973 Coty, Inc.
h
270,394
8,335 Darling Ingredients, Inc.
h
575,698
118,229 e.l.f . Beauty, Inc.
h
3,264,303
9,813 Flowers Foods, Inc. 231,194
465 General Mills, Inc. 27,370
38,662 Hain Celestial Group, Inc.
h
1,543,000
1,846 Hershey Company 330,212
1,856 Ingredion, Inc. 162,975
10,687 John B. Sanfilippo & Son, Inc. 987,051
1,971 Kimberly-Clark Corporation 267,504
43,879 Lamb Weston Holdings, Inc. 2,929,801
901 Medifast , Inc. 257,245
14,286 Monster Beverage Corporation
h
1,347,456
1,094 PepsiCo, Inc. 171,703
3,005 Performance Food Group
Company
h
137,689
40,640 Philip Morris International, Inc. 4,067,658
1,718 Pilgrim's Pride Corporation
h
38,054
134,622 Primo Water Corporation 2,225,302
9,602 Procter & Gamble Company 1,365,692
1,569 Seneca Foods Corporation
h
85,887
10,574 Sprouts Farmers Markets, Inc.
h
259,909
98,689 Turning Point Brands, Inc. 5,232,491
1,560 Tyson Foods, Inc. 111,478
1,131 United Natural Foods, Inc.
h
37,459
4,035 US Foods Holding Corporation
h
138,562
2,840 Vector Group, Ltd. 37,942
7,936 Wal-Mart Stores, Inc. 1,131,277
Total 31,212,916
Energy (0.6%)
18,828 Antero Midstream Corporation 178,866
45,843 Antero Resources Corporation
h
623,465
7,221 APA Corporation 135,394
43,058 Archrock , Inc. 370,729
1,060 Bonanza Creek Energy, Inc. 40,778
13,594 BP plc ADR 328,703
351 Callon Petroleum Company
h
13,815
54,517 Centennial Resource
Development, Inc.
g,h
284,033
12,420 ChampionX Corporation
h
288,641
3,938 Chevron Corporation 400,928
2,177 Clean Energy Fuels Corporation
h
16,349
12,726 CNX Resources Corporation
h
153,984
6,815 ConocoPhillips 382,049

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Energy (0.6%) - continued
1,088 CONSOL Energy, Inc.
h
$ 22,859
16,899 Continental Resources, Inc. 577,101
9,851 Core Laboratories NV 328,629
118,717 Devon Energy Corporation 3,067,647
14,856 Diamondback Energy, Inc. 1,145,843
8,663 Dorian LPG, Ltd.
h
104,822
1,106 DT Midstream, Inc.
h
46,894
32,047 EnLink Midstream, LLC
h
178,502
14,754 Enterprise Products Partners, LP 332,998
10,621 EOG Resources, Inc. 773,846
52,335 Equitrans Midstream Corporation 430,194
13,670 Exterran Corporation
h
59,875
6,965 Exxon Mobil Corporation 400,975
21,834 Halliburton Company 451,527
25,938 Helix Energy Solutions Group, Inc.
h
107,643
83,937 Helmerich & Payne, Inc. 2,406,474
10,982 HollyFrontier Corporation 322,871
23,281 Kinder Morgan, Inc. 404,624
15,590 Kosmos Energy, Ltd.
h
36,013
6,510 Magnolia Oil & Gas Corporation
h
91,140
87,127 Marathon Oil Corporation 1,009,802
4,930 Marathon Petroleum Corporation 272,235
14,387 Matador Resources Company 444,558
23,237 McDermott International, Inc.
h
7,691
103,225 Nine Energy Service, Inc.
h
271,482
2,597 Northern Oil and Gas, Inc. 44,850
16,193 Occidental Petroleum Corporation 422,637
362 Oceaneering International, Inc.
h
4,800
19,304 PBF Energy, Inc.
h
177,018
4,194 Pioneer Natural Resources
Company 609,682
8,704 Plains GP Holdings, LP
h
91,305
40,193 ProPetro Holding Corporation
h
303,457
14,990 RPC, Inc.
h
62,958
29,120 SM Energy Company 544,544
80,532 Southwestern Energy Company
h
379,306
34,052 Talos Energy, Inc.
h
392,960
6,242 Targa Resources Corporation 262,851
101,648 TechnipFMC plc
h
733,898
153 Texas Pacific Land Corporation 228,360
87,234 Transocean, Ltd.
g,h
314,915
12,871 Valero Energy Corporation 861,971
3,500 World Fuel Services Corporation 120,610
Total 22,070,101
Financials (3.7%)
706 1st Source Corporation 32,328
68,797 Air Lease Corporation 2,914,241
2,068 Alleghany Corporation
h
1,371,291
734 Allegiance Bancshares, Inc. 26,769
43,250 Ally Financial, Inc. 2,221,320
15,156 American Equity Investment Life
Holding Company 486,356
2,615 American Express Company 445,936
11,210 American Financial Group, Inc. 1,417,953
1,527 Ameriprise Financial, Inc. 393,294
23,969 Ameris Bancorp 1,165,133
130,932 Annaly Capital Management, Inc. 1,111,613
22,137 Apollo Commercial Real Estate
Finance, Inc. 336,925
67,715 Arch Capital Group, Ltd.
h
2,640,885
1,586 Argo Group International Holdings,
Ltd. 82,678
9,952 Arthur J. Gallagher & Company 1,386,413
Shares Common Stock (25.7%) Value
Financials (3.7%) - continued
5,858 Artisan Partners Asset
Management, Inc. $ 281,711
41,467 Associated Banc-Corp 821,047
75,598 Assured Guaranty, Ltd. 3,614,340
6,519 BancorpSouth Bank 168,190
36,143 Bank of America Corporation 1,386,445
1,587 Bank of Marin Bancorp 55,069
36,306 Bank of N.T. Butterfield & Son, Ltd. 1,203,181
10,947 BankFinancial Corporation 125,015
18,867 Banner Corporation 1,000,706
6,725 Berkshire Hathaway, Inc.
h
1,871,500
271 Berkshire Hills Bancorp, Inc. 7,328
2,235 BlackRock, Inc. 1,938,125
4,813 Blackstone Mortgage Trust, Inc. 156,037
622 Blucora , Inc.
h
10,487
623 BOK Financial Corporation 52,338
81,097 Bridgewater Bancshares, Inc.
h
1,315,393
11,083 Brighthouse Financial, Inc.
h
477,234
5,659 BrightSphere Investment Group 141,418
3,276 BrightSpire Capital, Inc. 31,155
10,473 Brookline Bancorp, Inc. 150,497
4,169 Brown & Brown, Inc. 226,794
54,091 Byline Bancorp, Inc. 1,331,180
4,565 Capital One Financial Corporation 738,160
2,091 Cboe Global Markets, Inc. 247,721
16,109 Central Pacific Financial
Corporation 412,390
16,674 Charles Schwab Corporation 1,132,998
30,678 Chimera Investment Corporation 451,580
5,076 Chubb, Ltd. 856,524
10,465 Cincinnati Financial Corporation 1,233,614
34,280 Citigroup, Inc. 2,318,014
13,052 Citizens Financial Group, Inc. 550,272
7,083 CME Group, Inc. 1,502,517
8,362 CNO Financial Group, Inc. 190,988
55,940 Columbia Banking System, Inc. 1,954,544
5,916 Comerica, Inc. 406,193
17,379 Community Trust Bancorp, Inc. 690,989
21,845 Customers Bancorp, Inc.
h
791,226
297 Diamond Hill Investment Group,
Inc. 51,158
3,941 Discover Financial Services 489,945
4,718 East West Bancorp, Inc. 335,686
6,287 Ellington Residential Mortgage
REIT 69,974
519 Employers Holdings, Inc. 21,549
10,907 Enova International, Inc.
h
360,913
40,074 Enterprise Financial Services
Corporation 1,786,098
60,616 Equitable Holdings, Inc. 1,871,216
12,441 Essent Group, Ltd. 561,960
15,177 Evercore , Inc. 2,006,399
44,306 F.N.B. Corporation 507,747
3,571 FactSet Research Systems, Inc. 1,275,847
1,094 Federal Agricultural Mortgage
Corporation 106,665
13,470 Financial Institutions, Inc. 396,557
192 First American Financial
Corporation 12,924
101,599 First Bancorp/Puerto Rico 1,232,396
30,332 First Busey Corporation 715,835
11,485 First Financial Bancorp 258,412
9,638 First Financial Corporation 386,002
21,391 First Horizon Corporation 330,491
792 First Mid-Illinois Bancshares, Inc. 32,226
1,613 First of Long Island Corporation 34,760

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Financials (3.7%) - continued
1,766 First Republic Bank $ 344,405
3,267 Flushing Financial Corporation 72,037
62,952 Fulton Financial Corporation 964,425
20,660 Glacier Bancorp, Inc. 1,065,230
20,240 Granite Point Mortgage Trust, Inc. 285,586
17,518 Great Southern Bancorp, Inc. 911,462
1,440 Great Western Bancorp, Inc. 44,352
16,473 Hamilton Lane, Inc. 1,531,989
44,463 Hancock Whitney Corporation 1,943,478
16,003 Hanmi Financial Corporation 291,735
12,783 Hanover Insurance Group, Inc. 1,737,210
76,154 Heartland Financial USA, Inc. 3,474,145
8,127 Heritage Commerce Corporation 88,097
1,163 Heritage Financial Corporation 28,133
6,504 HomeStreet , Inc. 245,266
13,698 Hometrust Bancshares, Inc. 360,668
119,873 Hope Bancorp, Inc. 1,588,317
19,737 Horizon Bancorp, Inc. 329,805
12,566 Houlihan Lokey , Inc. 1,119,631
151,856 Huntington Bancshares, Inc. 2,138,132
27,037 Independent Bank Corporation 568,588
36,256 Invesco, Ltd. 883,921
13,840 J.P. Morgan Chase & Company 2,100,635
924 Jefferies Financial Group, Inc. 30,668
24,664 Kinsale Capital Group, Inc. 4,406,100
5,641 Ladder Capital Corporation 64,420
6,094 Lakeland Bancorp, Inc. 99,759
18,313 Lincoln National Corporation 1,128,447
4,029 Loews Corporation 216,075
4,067 LPL Financial Holdings, Inc. 573,610
246 MarketAxess Holdings, Inc. 116,892
4,468 Marsh & McLennan Companies,
Inc. 657,779
4,679 Mercantile Bank Corporation 146,219
67,949 MFA Financial, Inc. 317,322
6,180 Midland States Bancorp, Inc. 152,090
23,373 MidWestOne Financial Group, Inc. 680,855
1,949 Moody's Corporation 732,824
10,373 Morgan Stanley 995,601
4,087 Mr. Cooper Group, Inc.
h
151,955
4,489 MSCI, Inc. 2,675,264
249 National Western Life Group, Inc. 51,765
17,341 Navient Corporation 354,277
1,022 NBT Bancorp, Inc. 35,617
61,599 New York Community Bancorp,
Inc. 725,636
4,772 New York Mortgage Trust, Inc. 20,854
2,636 Newmark Group, Inc. 33,952
14,092 NMI Holdings, Inc.
h
310,306
6,173 Northern Trust Corporation 696,623
1,368 OceanFirst Financial Corporation 26,676
11,673 OFG Bancorp 269,646
21,804 Old National Bancorp 350,826
9,719 Old Second Bancorp, Inc. 112,546
19,869 PacWest Bancorp 791,184
438 Peapack -Gladstone Financial
Corporation 14,108
3,803 Peoples Bancorp, Inc. 112,150
40,311 Popular, Inc. 2,933,028
412 Preferred Bank 24,300
18,749 Premier Financial Corporation 502,098
13,620 Primerica, Inc. 1,991,516
13,383 QCR Holdings, Inc. 656,971
99,478 Radian Group, Inc. 2,246,213
7,806 Raymond James Financial, Inc. 1,010,721
Shares Common Stock (25.7%) Value
Financials (3.7%) - continued
6,650 Redwood Trust, Inc. $ 78,935
7,321 Regions Financial Corporation 140,929
12,482 Reinsurance Group of America,
Inc. 1,375,267
5,778 RenaissanceRe Holdings, Ltd. 882,243
87 RLI Corporation 9,429
5,993 S&P Global, Inc. 2,569,319
1,903 Safety Insurance Group, Inc. 145,808
75,661 Seacoast Banking Corporation of
Florida 2,299,338
19,900 SEI Investments Company 1,209,920
10,114 Selective Insurance Group, Inc. 822,774
7,040 Signature Bank 1,597,869
17,960 Starwood Property Trust, Inc. 467,499
6,878 State Street Corporation 599,349
6,213 Synchrony Financial 292,135
48,500 Synovus Financial Corporation 1,983,650
3,386 T. Rowe Price Group, Inc. 691,286
4,059 Territorial Bancorp, Inc. 103,667
21,227 Texas Capital Bancshares, Inc.
h
1,336,876
12,591 TMX Group, Ltd. 1,382,729
2,346 Torchmark Corporation 218,436
3,005 Towne Bank 89,579
20,249 TPG RE Finance Trust, Inc. 266,477
7,664 TriCo Bancshares 302,192
26,513 Triumph Bancorp, Inc.
h
2,032,487
9,226 Truist Financial Corporation 502,171
5,396 TrustCo Bank Corporation NY 181,467
7,177 Trustmark Corporation 215,454
109,495 Umpqua Holdings Corporation 2,066,171
1,273 Universal Insurance Holdings, Inc. 18,026
2,462 Univest Financial Corporation 67,360
52,779 Unum Group 1,446,145
467 Walker & Dunlop, Inc. 48,325
4,754 Washington Trust Bancorp, Inc. 231,758
24,743 Wells Fargo & Company 1,136,693
4,026 WesBanco , Inc. 129,959
465 Westamerica Bancorporation 25,831
101,914 Western Alliance Bancorp 9,459,657
23,800 Western Asset Mortgage Capital
Corporation 73,780
17,967 Wintrust Financial Corporation 1,282,844
60,820 Zions Bancorporations NA 3,171,763
1,099 Zurich Insurance Group AG 443,089
Total 148,653,641
Health Care (3.5%)
3,770 Abbott Laboratories 456,095
6,057 AbbVie, Inc. 704,429
53,229 ACADIA Pharmaceuticals, Inc.
h
1,151,343
1,117 Acceleron Pharma, Inc.
h
139,692
53,431 Adaptive Biotechnologies
Corporation
h
1,958,780
1,979 Align Technology, Inc.
h
1,376,988
590 Allakos , Inc.
h
46,940
5,480 Allogene Therapeutics, Inc.
h
120,286
6,221 Amedisys , Inc.
h
1,621,317
8,823 American Well Corporation
h
102,788
8,148 Amgen, Inc. 1,968,068
23,692 AMN Healthcare Services, Inc.
h
2,382,468
1,793 Anthem, Inc. 688,530
1,510 Arcutis Biotherapeutics , Inc.
h
35,228
7,573 Arena Pharmaceuticals, Inc.
h
468,466
6,189 Argenx SE ADR
h
1,884,117
9,196 Ascendis Pharma AS ADR
h
1,086,875

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Health Care (3.5%) - continued
207 Atrion Corporation $ 130,191
50,321 Avantor , Inc.
h
1,891,063
40,141 Axonics Modulation Technologies,
Inc.
h
2,727,581
12,133 Baxter International, Inc. 938,488
2,207 Becton, Dickinson and Company 564,440
11,643 BioCryst Pharmaceuticals, Inc.
h
187,685
1,614 Biogen, Inc.
h
527,342
32,512 Biohaven Pharmaceutical Holding
Company, Ltd.
h
4,096,837
497 Bio-Rad Laboratories, Inc.
h
367,536
12,557 Bio- Techne Corporation 6,055,488
1,034 Bristol-Myers Squibb Company 70,178
1,727 Bruker Corporation 142,046
24,865 Centene Corporation
h
1,705,988
4,844 Cerner Corporation 389,409
4,707 Charles River Laboratories
International, Inc.
h
1,915,372
1,566 Chemed Corporation 745,447
2,583 Cigna Holding Company 592,773
3,606 Cooper Companies, Inc. 1,520,903
6,311 CryoLife , Inc.
h
170,397
4,602 CVS Health Corporation 379,021
1,922 CytomX Therapeutics, Inc.
h
10,398
866 Danaher Corporation 257,626
7,167 Dentsply Sirona, Inc. 473,309
8,071 DermTech , Inc.
g,h
271,670
6,849 Dexcom , Inc.
h
3,530,728
3,460 Editas Medicine, Inc.
h
144,836
15,658 Edwards Lifesciences Corporation
h
1,757,924
16,412 Endo International plc
h
83,045
136 Fate Therapeutics, Inc.
h
11,261
1,609 Generation Bio Company
h
34,980
18,808 Gilead Sciences, Inc. 1,284,398
6,630 GlaxoSmithKline plc ADR 266,128
5,604 Global Blood Therapeutics, Inc.
h
153,157
39,869 GoodRx Holdings, Inc.
g,h
1,278,599
28,506 Guardant Health, Inc.
h
3,129,959
676 Haemonetics Corporation
h
41,094
31,684 Halozyme Therapeutics, Inc.
h
1,309,500
2,501 HCA Healthcare, Inc. 620,748
3,063 HealthEquity , Inc.
h
226,601
11,657 Hill-Rom Holdings, Inc. 1,614,028
183 Humana, Inc. 77,932
1,118 ICU Medical, Inc.
h
227,278
3,055 Illumina, Inc.
h
1,514,516
34,928 Immunocore Holdings plc ADR
h
1,142,844
5,869 ImmunoGen , Inc.
h
32,925
19,935 InMode , Ltd.
h
2,266,011
13,776 Inspire Medical Systems, Inc.
h
2,523,212
9,805 Insulet Corporation
h
2,742,360
1,747 Integra LifeSciences Holdings
Corporation
h
126,465
582 Intuitive Surgical, Inc.
h
577,030
10,589 Ionis Pharmaceuticals, Inc.
h
393,275
6,344 IQVIA Holding, Inc.
h
1,571,409
19,222 Johnson & Johnson 3,310,028
1,581 Laboratory Corporation of America
Holdings
h
468,213
95,408 Lantheus Holdings, Inc.
h
2,496,827
38,844 LHC Group, Inc.
h
8,358,452
4,302 Lineage Cell Therapeutics, Inc.
h
11,314
2,706 Masimo Corporation
h
737,087
22,397 Medtronic plc 2,940,950
11,811 Merck & Company, Inc. 907,912
Shares Common Stock (25.7%) Value
Health Care (3.5%) - continued
3,669 Meridian Bioscience, Inc.
h
$ 75,215
442 Mettler -Toledo International, Inc.
h
651,380
4,584 Molina Healthcare, Inc.
h
1,251,478
22,629 Natera , Inc.
h
2,591,473
8,261 National Healthcare Corporation 641,467
1,645 Nektar Therapeutics
h
25,975
4,524 Neogen Corporation
h
197,065
26,399 Nevro Corporation
h
4,091,845
3,267 Novo Nordisk AS ADR
g
302,524
26,438 NuVasive , Inc.
h
1,690,710
985 Omnicell , Inc.
h
144,303
1,271 Orthofix Medical, Inc.
h
50,510
31,354 Phreesia , Inc.
h
2,143,046
12,737 Premier, Inc. 453,947
27,970 Progyny , Inc.
h
1,557,649
35,042 Pulmonx Corporation
g,h
1,389,766
3,964 Reata Pharmaceuticals, Inc.
h
496,729
546 Regeneron Pharmaceuticals, Inc.
h
313,737
10,586 Repligen Corporation
h
2,600,980
4,125 Rubius Therapeutics, Inc.
h
88,646
10,085 Sarepta Therapeutics, Inc.
h
683,561
44,480 Silk Road Medical, Inc.
h
2,232,006
11,531 Stryker Corporation 3,124,209
91 Surmodics , Inc.
h
5,015
43,888 Syneos Health, Inc.
h
3,935,437
31,142 Tactile Systems Technology, Inc.
h
1,525,335
1,651 Teladoc Health, Inc.
h
245,091
7,055 Teleflex, Inc. 2,803,869
2,560 Tenet Healthcare Corporation
h
183,910
5,850 Thermo Fisher Scientific, Inc. 3,159,059
1,354 U.S. Physical Therapy, Inc. 159,989
5,686 UnitedHealth Group, Inc. 2,343,883
4,477 Veeva Systems, Inc.
h
1,489,543
2,066 Viatris , Inc. 29,069
152,688 Viemed Healthcare, Inc.
h
1,062,709
29,672 Vor BioPharma , Inc.
h
371,493
7,282 VYNE Therapeutics, Inc.
h
19,661
664 Waters Corporation
h
258,834
2,631 Zimmer Biomet Holdings, Inc. 429,958
20,090 Zoetis, Inc. 4,072,243
34,822 Zymeworks , Inc.
h
1,117,438
Total 140,247,381
Industrials (4.5%)
16,045 Advanced Drainage Systems, Inc. 1,958,934
7,505 AECOM
h
472,515
1,328 Allegion plc 181,405
74,914 Altra Industrial Motion Corporation 4,695,610
15,547 AMETEK, Inc. 2,161,810
1,750 Armstrong World Industries, Inc. 189,315
56,046 ASGN, Inc.
h
5,667,932
16,800 AZZ, Inc. 890,232
3,233 Babcock & Wilcox Enterprises,
Inc.
h
23,148
70,566 Badger Infrastructure Solution 1,971,165
15,444 Bloom Energy Corporation
g,h
336,679
764 Boeing Company
h
173,031
12,821 Carlisle Companies, Inc. 2,592,919
812 Caterpillar, Inc. 167,881
26,237 CBIZ, Inc.
h
848,505
29,279 Chart Industries, Inc.
h
4,551,421
1,559 CRA International, Inc. 133,653
33,696 Crane Company 3,276,262
12,430 CSW Industrials, Inc. 1,470,345
10,971 CSX Corporation 354,583

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Industrials (4.5%) - continued
85 Cummins, Inc. $ 19,728
34,912 Curtiss-Wright Corporation 4,130,090
13,629 Delta Air Lines, Inc.
h
543,797
8,813 Desktop Metal, Inc.
g,h
79,317
2,657 Douglas Dynamics, Inc. 106,014
4,510 Dover Corporation 753,711
72,528 Dun & Bradstreet Holdings, Inc.
h
1,520,187
872 Dycom Industries, Inc.
h
60,517
7,447 Eaton Corporation plc 1,176,998
10,511 EMCOR Group, Inc. 1,280,345
11,462 Emerson Electric Company 1,156,401
4,812 Encore Wire Corporation 377,405
1,914 Expeditors International of
Washington, Inc. 245,470
1,852 Exponent, Inc. 198,331
17,428 Fastenal Company 954,532
94,472 First Advantage Corporation
h
1,852,596
15,347 Forrester Research, Inc.
h
719,007
38,166 Forward Air Corporation 3,375,401
3,698 GATX Corporation 341,140
7,088 Generac Holdings, Inc.
h
2,972,424
8,774 General Dynamics Corporation 1,719,967
6,468 Gorman-Rupp Company 230,843
45,253 GrafTech International, Ltd. 514,527
2,377 Greenbrier Companies, Inc. 101,736
25,922 Helios Technologies, Inc. 2,095,794
11,671 Honeywell International, Inc. 2,728,563
121,679 Howmet Aerospace, Inc.
h
3,993,505
11,944 Hubbell, Inc. 2,394,294
2,023 ICF International, Inc. 185,246
14,089 IDEX Corporation 3,193,835
8,516 Illinois Tool Works, Inc. 1,930,322
3,265 ITT Corporation 319,676
343 JB Hunt Transport Services, Inc. 57,778
1,136 JetBlue Airways Corporation
h
16,801
720 John Bean Technologies
Corporation 105,538
11,833 Johnson Controls International plc 845,113
1,005 Kansas City Southern 269,139
5,791 L3Harris Technologies, Inc. 1,313,051
11,919 Landstar System, Inc. 1,871,283
1,663 Lennox International, Inc. 547,842
49,100 Lincoln Electric Holdings, Inc. 6,846,013
2,638 Linde plc 810,895
3,468 Lockheed Martin Corporation 1,288,952
30,225 Manpower, Inc. 3,584,080
1,158 Masonite International
Corporation
h
131,039
38,815 Mercury Systems, Inc.
h
2,561,790
166,538 Meritor, Inc.
h
4,051,870
1,106 Mesa Air Group, Inc.
h
9,866
40,299 Middleby Corporation
h
7,716,855
9,062 MSC Industrial Direct Company,
Inc. 808,059
42,542 NAPCO Security Technologies,
Inc.
h
1,503,860
11,103 Nikola Corporation
h
131,793
1,233 Nordson Corporation 278,818
1,793 Norfolk Southern Corporation 462,289
3,797 Northrop Grumman Corporation 1,378,387
24,219 Nutrien , Ltd. 1,438,609
7,896 nVent Electric plc 249,593
11,042 Old Dominion Freight Line, Inc. 2,971,954
2,784 Otis Worldwide Corporation 249,307
4,445 Parker-Hannifin Corporation 1,386,973
Shares Common Stock (25.7%) Value
Industrials (4.5%) - continued
37,904 Pitney Bowes, Inc. $ 303,232
2,291 Primoris Services Corporation 68,501
7,065 Quad/Graphics, Inc.
h
24,727
17,866 Quanta Services, Inc. 1,624,019
93,559 Ranpak Holdings Corporation
h
2,396,982
5,124 Raytheon Technologies
Corporation 445,532
8,985 RBC Bearings, Inc.
h
2,111,475
64,736 Regal-Beloit Corporation 9,531,081
5,139 Robert Half International, Inc. 504,701
49,152 Rush Enterprises, Inc. 2,309,652
2,817 Ryder System, Inc. 214,515
7,638 Saia, Inc.
h
1,726,188
15,036 Simpson Manufacturing Company,
Inc. 1,691,249
6,170 SkyWest, Inc.
h
249,823
1,870 Snap-On, Inc. 407,623
29,459 Southwest Airlines Company
h
1,488,269
19,988 Standex International Corporation 1,838,896
96,180 Summit Materials, Inc.
h
3,231,648
61,947 Sun Country Airlines Holdings,
Inc.
h
2,012,658
4,569 Technip Energies NV ADR
h
61,910
1,834 Teledyne Technologies, Inc.
h
830,380
1,602 Tetra Tech, Inc. 213,899
2,764 Thermon Group Holdings, Inc.
h
46,048
25,938 Timken Company 2,062,071
3,964 Toro Company 450,865
3,687 Trane Technologies plc 750,710
27,570 TransUnion 3,310,054
13,151 Trex Company, Inc.
h
1,276,962
20,662 TriMas Corporation
h
676,061
17,950 Tutor Perini Corporation
h
252,556
10,545 Uber Technologies, Inc.
h
458,286
1,782 UniFirst Corporation 388,066
6,340 Union Pacific Corporation 1,386,938
3,572 United Parcel Service, Inc. 683,538
20,385 United Rentals, Inc.
h
6,717,877
47,294 US Ecology, Inc.
h
1,655,290
6,830 Valmont Industries, Inc. 1,618,368
13,934 Vicor Corporation
h
1,610,910
2,692 Waste Connections, Inc. 341,049
1,661 Waste Management, Inc. 246,260
4,756 Watsco , Inc. 1,343,285
722 Watts Water Technologies, Inc. 108,849
5,779 Werner Enterprises, Inc. 264,158
24,837 WESCO International, Inc.
h
2,643,899
26,920 Willdan Group, Inc.
h
1,110,450
2,875 Woodward, Inc. 349,485
410 XPO Logistics, Inc.
h
56,863
2,698 Xylem, Inc. 339,543
Total 179,712,012
Information Technology (5.2%)
6,182 Accenture plc 1,963,898
1,987 Adobe, Inc.
h
1,235,179
11,758 Advanced Energy Industries, Inc. 1,219,892
34,925 Agilysys , Inc.
h
1,940,433
14,687 Alliance Data Systems Corporation 1,369,563
2,467 Ambarella , Inc.
h
242,975
46,252 Amphenol Corporation 3,352,807
1,282 Analog Devices, Inc. 214,632
79,371 Anaplan, Inc.
h
4,540,021
4,948 ANSYS, Inc.
h
1,823,140
82,157 Apple, Inc. 11,983,420

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Information Technology (5.2%) - continued
13,920 AppLovin Corporation
g,h
$ 855,662
3,892 Aspen Technology, Inc.
h
569,244
1,709 Automatic Data Processing, Inc. 358,258
20,235 Avalara, Inc.
h
3,382,685
25,297 Axcelis Technologies, Inc.
h
975,199
37,448 Bandwidth, Inc.
h
4,855,508
5,379 Belden, Inc. 263,571
9,061 Benchmark Electronics, Inc. 239,210
50,435 BigCommerce Holdings, Inc.
h
3,266,171
22,569 Bill.com Holdings, Inc.
h
4,667,721
3,923 Blackline, Inc.
h
448,752
981 Broadridge Financial Solutions,
Inc. 170,194
72,080 Calix, Inc.
h
3,371,902
5,444 CDK Global, Inc. 261,258
3,489 CDW Corporation 639,708
45,461 Ciena Corporation
h
2,643,103
31,106 Cisco Systems, Inc. 1,722,339
16,804 Cognex Corporation 1,519,250
23,961 Computer Services, Inc. 1,391,176
519 Concentrix Corporation
h
84,976
6,986 Coupa Software, Inc.
h
1,515,962
3,878 CTS Corporation 135,691
22,978 Descartes Systems Group, Inc.
h
1,669,581
8,595 Diebold Nixdorf, Inc.
h
89,474
8,293 Digital Turbine, Inc.
h
522,044
9,218 DocuSign, Inc.
h
2,747,333
49,911 Dolby Laboratories, Inc. 4,846,358
49,680 Dropbox, Inc.
h
1,564,423
277 DSP Group, Inc.
h
4,446
16,579 Elastic NV
h
2,454,687
14,532 Endava plc ADR
h
1,869,106
6,825 Enphase Energy, Inc.
h
1,294,020
3,465 EPAM Systems, Inc.
h
1,939,707
5,050 ePlus , Inc.
h
466,923
2,047 ExlService Holdings, Inc.
h
231,761
7,959 eXp World Holdings, Inc.
h
285,887
4,311 F5 Networks, Inc.
h
890,265
1,474 Fair Isaac Corporation
h
772,243
25,701 Five9, Inc.
h
5,173,354
5,383 FleetCor Technologies, Inc.
h
1,389,998
64,138 Gilat Satellite Networks, Ltd. 672,166
41,956 Hewlett Packard Enterprise
Company 608,362
37,877 HP, Inc. 1,093,509
3,215 HubSpot , Inc.
h
1,916,204
4,634 Intel Corporation 248,938
3,527 Intuit, Inc. 1,869,204
14,384 Jack Henry & Associates, Inc. 2,504,111
6,084 KLA-Tencor Corporation 2,118,205
4,872 Lam Research Corporation 3,105,462
36,808 Lattice Semiconductor
Corporation
h
2,088,854
5,422 Littelfuse , Inc. 1,442,198
38,283 LivePerson , Inc.
h
2,438,244
37,692 LiveRamp Holding, Inc.
h
1,508,057
3,504 Manhattan Associates, Inc.
h
559,344
3,920 Mastercard , Inc. 1,512,885
2,272 MAXIMUS, Inc. 202,208
789 MaxLinear , Inc.
h
38,053
138,166 Medallia , Inc.
h
4,679,682
5,993 Micron Technology, Inc.
h
464,937
52,506 Microsoft Corporation 14,959,484
25,815 MKS Instruments, Inc. 4,038,499
16,735 Monolithic Power Systems, Inc. 7,518,366
Shares Common Stock (25.7%) Value
Information Technology (5.2%) - continued
4,194 Motorola Solutions, Inc. $ 939,120
38,150 National Instruments Corporation 1,682,796
8,389 NetApp, Inc. 667,681
6,206 Nice, Ltd. ADR
h
1,729,302
9,575 Nova Measuring Instruments, Ltd.
h
936,435
9,074 NVIDIA Corporation 1,769,339
8,798 Okta , Inc.
h
2,180,056
12,112 Oracle Corporation 1,055,440
4,910 Palo Alto Networks, Inc.
h
1,959,336
4,896 Paychex, Inc. 557,263
5,336 Paycom Software, Inc.
h
2,134,400
1,914 Paylocity Holding Corporation
h
397,078
6,727 PayPal Holdings, Inc.
h
1,853,490
2,902 Photronics , Inc.
h
38,800
3,258 Progress Software Corporation 148,532
17,212 Q2 Holdings, Inc.
h
1,778,172
5,744 Qorvo , Inc.
h
1,089,005
8,264 QUALCOMM, Inc. 1,237,947
8,774 Rogers Corporation
h
1,672,324
12,579 Sabre Corporation
h
148,306
11,163 SailPoint Technologies Holdings,
Inc.
h
558,038
3,014 Salesforce.com, Inc.
h
729,177
448 Samsung Electronics Company,
Ltd. GDR 767,733
6,838 ScanSource , Inc.
h
188,660
8,825 Seagate Technology Holdings 775,718
9,488 Semtech Corporation
h
587,402
1,083 ServiceNow , Inc.
h
636,685
78,908 Sierra Wireless, Inc.
h
1,526,081
3,297 Silicon Laboratories, Inc.
h
491,220
8,898 SiTime Corporation
h
1,206,925
1,137 Solaredge Technology, Ltd.
h
295,029
94,782 Sonos , Inc.
h
3,163,823
39,542 Sprout Social, Inc.
h
3,512,911
3,680 Square, Inc.
h
909,917
39,051 STMicroelectronics NV ADR
g
1,611,635
1,769 SunPower Corporation
g,h
43,818
8,524 SYNNEX Corporation 1,018,959
2,604 TE Connectivity, Ltd. 384,012
21,570 Telefonaktiebolaget LM Ericsson
ADR 248,702
20,694 Texas Instruments, Inc. 3,944,690
24,390 Trade Desk, Inc.
h
1,997,785
235,896 TTM Technologies, Inc.
h
3,300,185
763 Tyler Technologies, Inc.
h
375,884
3,802 Unisys Corporation
h
84,975
4,048 VeriSign, Inc.
h
875,866
1,225 Vertex, Inc.
h
23,153
1,497 ViaSat , Inc.
g,h
74,311
6,076 Visa, Inc. 1,497,066
1,140 VMware, Inc.
g,h
175,264
6,735 Western Digital Corporation
h
437,304
42,475 Workiva , Inc.
h
5,511,981
16,933 Xerox Holdings Corporation 408,593
4,726 Zscaler , Inc.
h
1,114,911
Total 209,475,317
Materials (1.0%)
12,574 Allegheny Technologies, Inc.
h
258,144
19,804 AptarGroup, Inc. 2,553,132
36,928 Ashland Global Holdings, Inc. 3,141,465
3,430 Avery Dennison Corporation 722,632
17,499 Axalta Coating Systems, Ltd.
h
526,720
403 Balchem Corporation 54,361

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Materials (1.0%) - continued
17,307 Ball Corporation $ 1,399,790
1,147 Cabot Corporation 63,154
55,610 Carpenter Technology Corporation 2,121,521
2,008 Celanese Corporation 312,786
11,388 CF Industries Holdings, Inc. 538,083
12,813 Chemours Company 426,032
16,523 Cleveland-Cliffs, Inc.
g,h
413,075
378 DMC Global, Inc.
h
16,545
21,056 Eastman Chemical Company 2,373,432
2,206 Ecolab, Inc. 487,151
72,538 Element Solutions, Inc. 1,696,664
22,270 Ferroglobe Representation &
Warranty Insurance Trust
e,h
2
5,037 FMC Corporation 538,707
17,432 Graphic Packaging Holding
Company 334,171
4,552 Ingevity Corporation
h
386,647
26,221 Innospec , Inc. 2,319,247
209,344 Ivanhoe Mines, Ltd.
h
1,553,804
13,746 Kaiser Aluminum Corporation 1,672,613
1,261 Koppers Holdings, Inc.
h
38,725
6,814 LyondellBasell Industries NV 676,835
9,302 Martin Marietta Materials, Inc. 3,379,417
2,907 Materion Corporation 207,443
6,748 Minerals Technologies, Inc. 541,325
18,255 Myers Industries, Inc. 386,641
8,333 Neenah, Inc. 418,900
435 NewMarket Corporation 137,421
4,307 Nucor Corporation 448,014
11,072 Olin Corporation 520,716
162 PPG Industries, Inc. 26,490
13,905 Quaker Chemical Corporation 3,500,445
547 Reliance Steel & Aluminum
Company 85,961
2,459 RPM International, Inc. 212,925
10,898 Ryerson Holding Corporation
h
171,426
7,021 Sensient Technologies Corporation 612,091
3,407 Sonoco Products Company 217,333
33,986 Steel Dynamics, Inc. 2,190,398
7,201 SunCoke Energy, Inc. 55,664
27,485 UFP Technologies, Inc.
h
1,643,053
13,468 United States Lime & Minerals, Inc. 1,872,052
5,394 United States Steel Corporation 142,833
Total 41,395,986
Real Estate (1.8%)
40,529 Agree Realty Corporation 3,045,754
8,292 Alexandria Real Estate Equities,
Inc. 1,669,511
49,213 American Campus Communities,
Inc. 2,475,906
2,103 Apartment Income REIT
Corporation 110,702
1,239 Armada Hoffler Properties, Inc. 16,107
1,311 AvalonBay Communities, Inc. 298,685
513 Bluegreen Vacations Holding
Corporations
h
8,880
31,616 Camden Property Trust 4,723,114
16,343 CareTrust REIT, Inc. 394,193
20,941 CBRE Group, Inc.
h
2,019,969
5,402 Cedar Realty Trust, Inc. 89,673
1,767 City Office REIT, Inc. 22,741
17,493 Colliers International Group, Inc. 2,249,425
2,343 Community Healthcare Trust, Inc. 116,752
3,241 Corepoint Lodging, Inc.
h
43,559
Shares Common Stock (25.7%) Value
Real Estate (1.8%) - continued
23,600 CoStar Group, Inc.
h
$ 2,096,860
31,549 CubeSmart 1,566,723
71,139 Cushman and Wakefield plc
h
1,328,165
8,424 Digital Realty Trust, Inc. 1,298,644
27,413 Duke Realty Corporation 1,394,773
6,319 EastGroup Properties, Inc. 1,113,534
27,394 EPR Properties 1,377,918
84,766 Essential Properties Realty Trust,
Inc. 2,526,027
1,159 Essex Property Trust, Inc. 380,268
7,655 Extra Space Storage, Inc. 1,333,042
6,502 Farmland Partners, Inc. 81,925
47,197 First Industrial Realty Trust, Inc. 2,585,452
10,241 FirstService Corporation 1,904,416
34,314 Four Corners Property Trust, Inc. 985,155
6,996 Getty Realty Corporation 221,004
7,744 Gladstone Commercial
Corporation 179,506
14,912 Gladstone Land Corporation 347,748
16,555 Healthcare Realty Trust, Inc. 527,773
19,633 Healthcare Trust of America, Inc. 561,307
932 Highwoods Properties, Inc. 44,447
16,803 Host Hotels & Resorts, Inc.
h
267,672
70,407 Independence Realty Trust, Inc. 1,357,447
15,365 Industrial Logistics Properties Trust 416,392
4,544 Innovative Industrial Properties,
Inc. 976,915
2,141 Iron Mountain, Inc. 93,690
3,705 Jones Lang LaSalle, Inc.
h
824,622
10,402 Kilroy Realty Corporation 720,547
7,011 Life Storage, Inc. 822,811
42,195 Medical Properties Trust, Inc. 887,361
88,144 MGIC Investment Corporation 1,219,913
24,083 National Retail Properties, Inc. 1,176,936
94,496 National Storage Affiliates Trust 5,118,848
2,023 NetSTREIT Corporation 52,497
73,012 New Residential Investment
Corporation 712,597
17,927 NexPoint Residential Trust, Inc. 1,056,797
6,738 Omega Healthcare Investors, Inc. 244,455
4,817 One Liberty Properties, Inc. 147,352
13,401 Opendoor Technologies, Inc.
h
198,603
9,274 Preferred Apartment Communities,
Inc. 97,748
6,323 Public Storage, Inc. 1,975,811
20,123 Rayonier, Inc. REIT 758,838
6,454 Realty Income Corporation 453,652
1,244 Redfin Corporation
h
72,861
65,463 Rexford Industrial Realty, Inc. 4,027,284
815 RMR Group, Inc. 31,981
18,015 Sabra Health Care REIT, Inc. 334,899
4,769 SBA Communications Corporation 1,626,181
70,278 Service Properties Trust 782,194
13,156 Spirit Realty Capital, Inc. 660,694
15,839 STAG Industrial, Inc. 654,468
16,300 Store Capital Corporation 589,897
135,549 Sunstone Hotel Investors, Inc.
h
1,564,235
26,268 UDR, Inc. 1,444,477
3,449 UMH Properties, Inc. 80,293
75 Universal Health Realty Income
Trust 4,481
2,610 WP Carey, Inc. 210,601
Total 70,805,708

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (25.7%) Value
Utilities (0.4%)
11,206 AES Corporation $ 265,582
28,731 Alliant Energy Corporation 1,681,625
10,378 American Electric Power
Company, Inc. 914,509
1,583 American States Water Company 139,811
6,762 Artesian Resources Corporation 264,259
4,972 Atmos Energy Corporation 490,190
5,814 Black Hills Corporation 393,317
58,639 CenterPoint Energy, Inc. 1,492,949
640 Chesapeake Utilities Corporation 79,738
5,980 Consolidated Water Company,
Ltd. 75,826
2,213 DTE Energy Company 259,629
4,839 Duke Energy Corporation 508,627
18,022 Entergy Corporation 1,854,824
4,842 Evergy , Inc. 315,795
6,890 Exelon Corporation 322,452
20,718 FirstEnergy Corporation 793,914
2,016 IDACORP, Inc. 212,587
12,621 MDU Resources Group, Inc. 400,338
1,646 National Fuel Gas Company 84,654
501 NiSource, Inc. 12,410
292 Northwest Natural Holding
Company 15,269
11,064 NorthWestern Corporation 685,857
23,359 OGE Energy Corporation 788,366
3,504 Otter Tail Corporation 177,968
1,074 Pinnacle West Capital Corporation 89,733
23,812 Portland General Electric
Company 1,164,407
884 PPL Corporation 25,079
305 Southwest Gas Holdings, Inc. 21,329
18,139 Spire, Inc. 1,286,962
15,960 UGI Corporation 734,000
91 Unitil Corporation 4,816
688 Vistra Energy Corporation 13,175
3,204 WEC Energy Group, Inc. 301,625
Total 15,871,622
Total Common Stock
(cost $726,476,511) 1,027,161,240
Principal
Amount Long-Term Fixed Income ( 14.4% ) Value
Asset-Backed Securities (0.8%)
510 Asset Backed 2021-NPL1
Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
i,j
526,455
522 Funding CLO, Ltd.
525,000
1.734%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
524,539
Access Group, Inc.
62,157
0.589%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
61,598
Aimco CLO 10, Ltd.
550,000
1.458%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
550,000
Aimco CLO 11, Ltd.
800,000
1.506%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
801,058
Principal
Amount Long-Term Fixed Income (14.4%) Value
Asset-Backed Securities (0.8%) - continued
Arch Street CLO, Ltd.
$ 350,000
2.434%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,i
$ 350,038
350,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,i
349,997
Ares CLO, Ltd.
700,000
1.534%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
700,278
Ares XXXIIR CLO, Ltd.
650,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
650,052
Balboa Bay Loan Funding, Ltd.
400,000
1.884%,  (LIBOR 3M +
1.750%), 1/20/2032, Ser.
2020-1A, Class B
b,i
400,306
Buttermilk Park CLO, Ltd.
1,150,000
1.526%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
1,150,439
Carlyle Global Market Strategies
CLO, Ltd.
750,000
1.576%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
750,206
CarVal CLO II, Ltd.
525,000
1.634%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
524,999
300,000
2.134%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
299,456
CBAM, Ltd.
800,000
1.406%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
800,134
Cent CLO, LP
200,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
200,115
CIFC Funding, Ltd.
300,000
1.734%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
300,306
CMFT Net Lease Master Issuer,
LLC
350,000
2.090%,  7/20/2051, Ser.
2021-1, Class A1
e,i
351,641
Colony American Finance Trust
697,141
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
736,205
Commonbond Student Loan Trust
68,641
0.589%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
68,190
CoreVest American Finance Trust
784,490
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
824,816

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Asset-Backed Securities (0.8%) - continued
Dryden 36 Senior Loan Fund
$ 450,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
$ 450,190
Dryden Senior Loan Fund
650,000
1.534%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
650,287
ECMC Group Student Loan Trust
450,923
1.239%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
455,356
Flatiron CLO, Ltd.
300,000
1.905%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
300,392
Galaxy XIX CLO, Ltd.
400,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
400,067
Galaxy XX CLO, Ltd.
450,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
450,030
Golub Capital Partners, Ltd.
419,077
1.284%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,i
419,114
416,000
1.334%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
415,250
Harley Marine Financing, LLC
1,349,209
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,311,017
Home Partners of America Trust
895,448
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
927,073
874,742
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
923,740
450,000
2.078%,  9/19/2041, Ser.
2021-1, Class C
i
452,222
Laurel Road Prime Student Loan
Trust
249,886
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,i
259,707
Longfellow Place CLO, Ltd.
1,000,000
1.876%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,i
999,996
250,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,i
250,015
Madison Park Funding XIV, Ltd.
525,000
1.538%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
525,060
Madison Park Funding, Ltd.
500,000
2.234%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
501,522
Magnetite XII, Ltd.
450,000
1.226%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
450,105
Principal
Amount Long-Term Fixed Income (14.4%) Value
Asset-Backed Securities (0.8%) - continued
Mercury Financial Credit Card
Master Trust
$ 450,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
$ 451,832
Mountain View CLO, Ltd.
300,000
1.246%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
299,971
MRA Issuance Trust
500,000
1.842%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,i
499,954
National Collegiate Trust
226,081
0.384%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
222,131
Neuberger Berman CLO, Ltd.
250,000
1.168%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
250,000
Octagon Investment Partners 32,
Ltd.
775,000
2.176%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,i
775,112
Octagon Investment Partners XVI,
Ltd.
100,000
1.534%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
100,038
OZLM IX, Ltd.
325,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
325,258
OZLM VIII, Ltd.
932,660
1.304%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
932,927
Palmer Square Loan Funding, Ltd.
400,000
1.784%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
400,235
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
i
303,667
Shackleton 2015-VII-R CLO, Ltd.
700,000
1.276%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,i
700,163
SLM Student Loan Trust
174,079
0.489%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
171,222
Sound Point CLO XIV, Ltd.
650,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
648,409
Sound Point CLO XV, Ltd.
650,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,i
650,108

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Asset-Backed Securities (0.8%) - continued
Sound Point CLO XXI, Ltd.
$ 375,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
$ 375,128
THL Credit Wind River CLO, Ltd.
225,000
1.564%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
225,664
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
i,j
500,758
Upstart Securitization Trust
272,153
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
273,714
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
250,501
Voya CLO, Ltd.
349,454
1.326%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
349,453
Whitebox CLO II, Ltd.
350,000
2.375%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
350,286
Wind River CLO, Ltd.
375,000
1.734%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,i
375,125
325,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,i
325,108
Total 30,818,735
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
450,000 2.700%,  5/15/2040 471,944
Alcoa Nederland Holding BV
190,000 5.500%,  12/15/2027
i
205,200
BWAY Holding Company
100,000 5.500%,  4/15/2024
i
100,625
Chemours Company
135,000 5.750%,  11/15/2028
i
143,269
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 116,050
70,000 4.625%,  3/1/2029
i
74,287
70,000 4.875%,  3/1/2031
i
75,600
Consolidated Energy Finance SA
125,000 6.875%,  6/15/2025
i
126,881
DowDuPont , Inc.
200,000 4.493%,  11/15/2025 227,560
First Quantum Minerals, Ltd.
235,000 7.500%,  4/1/2025
i
243,554
Freeport-McMoRan, Inc.
150,000 4.125%,  3/1/2028 157,125
210,000 4.250%,  3/1/2030 226,537
Glencore Funding, LLC
24,000 4.125%,  5/30/2023
i
25,452
222,000 4.000%,  3/27/2027
i
247,552
Hecla Mining Company
50,000 7.250%,  2/15/2028 54,146
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
i
132,275
Principal
Amount Long-Term Fixed Income (14.4%) Value
Basic Materials (0.2%) - continued
Ingevity Corporation
$ 200,000 3.875%,  11/1/2028
i
$ 200,000
International Paper Company
122,000 4.350%,  8/15/2048 155,010
Kinross Gold Corporation
168,000 5.950%,  3/15/2024 187,530
265,000 4.500%,  7/15/2027 304,866
Kraton Polymers, LLC
175,000 4.250%,  12/15/2025
i
179,375
Mercer International, Inc.
120,000 5.125%,  2/1/2029 122,250
Novelis Corporation
120,000 5.875%,  9/30/2026
i
124,520
55,000 3.250%,  11/15/2026
d,i
55,825
70,000 4.750%,  1/30/2030
i
74,537
55,000 3.875%,  8/15/2031
d,i
55,619
OCI NV
104,000 4.625%,  10/15/2025
i
107,510
Olin Corporation
220,000 5.125%,  9/15/2027 229,075
SCIH Salt Holdings, Inc.
130,000 4.875%,  5/1/2028
i
129,837
Sherwin-Williams Company
207,000 3.125%,  6/1/2024 221,082
Southern Copper Corporation
265,000 3.875%,  4/23/2025 289,049
Syngenta Finance NV
200,000 5.182%,  4/24/2028
i
230,887
Teck Resources, Ltd.
350,000 6.125%,  10/1/2035 457,151
United States Steel Corporation
160,000 6.875%,  3/1/2029 173,669
Vale Overseas, Ltd.
77,000 6.875%,  11/21/2036 107,421
Venator Finance SARL
130,000 5.750%,  7/15/2025
i
124,800
WestRock Company
215,000 3.750%,  3/15/2025 235,703
Xstrata Finance Canada, Ltd.
9,000 4.950%,  11/15/2021
i
9,116
Total 6,402,889
Capital Goods (0.3%)
AECOM
295,000 5.125%,  3/15/2027 328,187
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
i
157,500
Ardagh Packaging Finance plc
280,000 5.250%,  8/15/2027
i
285,907
BAE Systems plc
475,000 1.900%,  2/15/2031
i
468,476
Boeing Company
440,000 5.930%,  5/1/2060 608,722
250,000 5.040%,  5/1/2027 288,975
175,000 5.150%,  5/1/2030 208,388
400,000 5.705%,  5/1/2040 519,742
Bombardier, Inc.
130,000 7.500%,  3/15/2025
i
132,458
40,000 7.125%,  6/15/2026
i
41,599
130,000 7.875%,  4/15/2027
i
134,582
Brand Industrial Services, Inc.
60,000 8.500%,  7/15/2025
i
61,019

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Capital Goods (0.3%) - continued
BWAY Holding Company
$ 130,000 7.250%,  4/15/2025
i
$ 126,886
Carrier Global Corporation
276,000 3.577%,  4/5/2050 306,989
425,000 2.700%,  2/15/2031 446,937
Cintas Corporation No. 2
135,000 3.700%,  4/1/2027 151,804
CNH Industrial NV
125,000 3.850%,  11/15/2027 140,144
Cornerstone Building Brands, Inc.
170,000 6.125%,  1/15/2029
i
181,050
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 124,500
65,000 5.000%,  9/1/2030 69,755
CP Atlas Buyer, Inc.
110,000 7.000%,  12/1/2028
i
113,523
Crown Americas Capital
Corporation IV
110,000 4.500%,  1/15/2023 114,675
Crown Cork & Seal Company, Inc.
110,000 7.375%,  12/15/2026 135,190
Emerson Electric Company
450,000 1.800%,  10/15/2027 465,146
GFL Environmental, Inc.
40,000 4.000%,  8/1/2028
i
39,529
125,000 3.500%,  9/1/2028
i
125,396
H&E Equipment Services, Inc.
155,000 3.875%,  12/15/2028
i
153,644
Howmet Aerospace, Inc.
160,000 6.875%,  5/1/2025 186,194
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 220,562
JELD-WEN, Inc.
140,000 6.250%,  5/15/2025
i
148,750
30,000 4.625%,  12/15/2025
i
30,562
L3Harris Technologies, Inc.
333,000 3.950%,  5/28/2024 359,039
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 215,178
46,000 6.150%,  9/1/2036 66,728
Meritor, Inc.
90,000 4.500%,  12/15/2028
i
92,133
NESCO Holdings II, Inc.
80,000 5.500%,  4/15/2029
i
82,554
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 373,619
Owens-Brockway Glass Container,
Inc.
120,000 5.875%,  8/15/2023
i
128,550
Raytheon Technologies
Corporation
276,000 4.125%,  11/16/2028 320,191
Republic Services, Inc.
130,000 2.900%,  7/1/2026 140,163
Roper Technologies, Inc.
116,000 4.200%,  9/15/2028 134,773
225,000 1.750%,  2/15/2031 220,208
SRM Escrow Issuer, LLC
195,000 6.000%,  11/1/2028
i
208,163
Standard Industries, Inc.
175,000 4.375%,  7/15/2030
i
180,250
Principal
Amount Long-Term Fixed Income (14.4%) Value
Capital Goods (0.3%) - continued
Textron, Inc.
$ 300,000 3.375%,  3/1/2028 $ 328,625
Titan Acquisition, Ltd.
55,000 7.750%,  4/15/2026
i
56,607
TransDigm , Inc.
115,000 6.250%,  3/15/2026
i
120,606
385,000 5.500%,  11/15/2027 397,513
30,000 4.625%,  1/15/2029
i
29,925
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 190,080
110,000 4.000%,  7/15/2030 114,263
United Technologies Corporation
225,000 4.450%,  11/16/2038 278,569
400,000 3.750%,  11/1/2046 463,119
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
i
66,138
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
i
211,470
Total 11,295,255
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
19,223
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 19,303
Bellemeade Re, Ltd.
112,009
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
112,919
157,001
1.189%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
157,064
550,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
553,019
BRAVO Residential Funding Trust
203,967
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
208,651
Business Jet Securities, LLC
434,363
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
443,893
CHL Mortgage Pass-Through Trust
1,120,210
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 861,502
CIM Trust
523,522
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
552,301
Citicorp Mortgage Securities, Inc.
377,611
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 373,849
Citigroup Mortgage Loan Trust,
Inc.
4,359
2.604%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
4,239
Countrywide Alternative Loan Trust
69,119
2.842%,  10/25/2035, Ser.
2005-43, Class 4A1
b
65,454
111,894
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 57,083
310,047
7.000%,  10/25/2037, Ser.
2007-24, Class A10 160,597

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 38,032
2.605%,  11/25/2035, Ser.
2005-22, Class 2A1
b
$ 36,226
Countrywide Home Loans, Inc.
93,356
5.750%,  4/25/2037, Ser.
2007-3, Class A27 67,215
Credit Suisse First Boston
Mortgage Securities Corporation
13,947
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 14,090
Credit Suisse Mortgage Trust
87,087
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
86,977
541,192
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
562,993
1,395,333
3.445%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
1,410,493
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
35,422
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 31,755
Federal Home Loan Mortgage
Corporation - REMIC
6,173,305
2.000%,  11/25/2050, Ser.
5038, Class NI
k
735,984
147,059
4.000%,  7/15/2031, Ser.
4104, Class KI
k
6,550
168,772
3.000%,  2/15/2033, Ser.
4170, Class IG
k
16,172
500,670
3.000%,  3/15/2033, Ser.
4180, Class PI
k
53,426
Federal National Mortgage
Association - REMIC
888,426
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
48,666
8,350,798
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
455,973
Foundation Finance Trust
495,675
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
497,232
FWD Securitization Trust
743,268
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
758,567
Galton Funding Mortgage Trust
2018-2
26,403
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
26,445
Genworth Mortgage Insurance
Corporation
650,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,i
652,423
GS Mortgage-Backed Securities
Trust
160,251
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
162,364
GSAA Home Equity Trust
959,251
4.545%,  8/25/2034, Ser.
2004-10, Class M2
j
995,469
J.P. Morgan Alternative Loan Trust
70,175
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 56,148
Principal
Amount Long-Term Fixed Income (14.4%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
LHOME Mortgage Trust
$ 600,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
i
$ 599,988
525,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
524,253
MASTR Alternative Loans Trust
183,951
0.539%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
24,887
Merrill Lynch Alternative Note
Asset Trust
88,577
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 54,968
MRA Issuance Trust
400,000
1.850%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,i
399,755
1,100,000
1.250%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,i
1,099,939
New York Mortgage Trust
600,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
i,j
599,616
524,194
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
529,678
Oaktown Re, Ltd.
600,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,i
601,934
Palmer Square Loan Funding, Ltd.
700,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,i
700,140
Preston Ridge Partners Mortgage
Trust, LLC
442,301
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
444,336
371,284
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
373,466
521,070
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
522,551
Pretium Mortgage Credit Partners,
LLC
367,313
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
i,j
367,835
Residential Accredit Loans, Inc.
Trust
181,069
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 180,271
24,191
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 24,362
Residential Funding Mortgage
Security I Trust
24,822
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 24,059
Sequoia Mortgage Trust
128,254
2.860%,  9/20/2046, Ser.
2007-1, Class 4A1
b
99,621
Silver Hill Trust
230,250
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
235,760

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Starwood Mortgage Residential
Trust
$ 100,410
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
$ 101,552
Structured Adjustable Rate
Mortgage Loan Trust
33,579
3.176%,  9/25/2035, Ser.
2005-18, Class 1A1
b
27,165
Structured Asset Mortgage
Investments, Inc.
42,055
0.709%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
40,584
Toorak Mortgage Corporation, Ltd.
658,462
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
660,794
2,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,019,396
400,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
401,731
Vericrest Opportunity Loan
Transferee
404,504
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
404,335
242,412
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
242,818
450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
449,173
325,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
325,123
425,361
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
425,846
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
325,610
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
300,428
270,550
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
i,j
271,399
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
i,j
250,525
350,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
i,j
350,797
Verus Securitization Trust
331,427
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
335,605
426,625
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
434,291
254,082
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
255,737
781,399
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
794,390
WaMu Mortgage Pass Through
Certificates
37,994
3.029%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
37,525
78,208
3.066%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
78,526
Total 26,185,811
Commercial Mortgage-Backed Securities (0.1%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,i
665,412
Principal
Amount Long-Term Fixed Income (14.4%) Value
Commercial Mortgage-Backed Securities (0.1%)
- continued
$ 500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,i
$ 510,778
BANK 2021-BNK35
725,000
1.874%,  7/15/2026, Ser.
2021-BN35, Class A2
b,d,e
747,090
BBCMS Mortgage Trust
3,589,995
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
480,818
BFLD Trust
550,000
1.243%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
553,093
200,000
1.793%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
201,379
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,249,407
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,k,l
320,304
249,327
3.000%,  3/15/2045, Ser.
4741, Class GA 256,568
GS Mortgage Securities Trust
696,057
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 739,919
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 851,749
Morgan Stanley Capital I Trust
3,740,824
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
514,515
Total 5,841,625
Communications Services (0.5%)
Altice France SA
45,000 5.500%,  1/15/2028
i
46,125
135,000 5.125%,  7/15/2029
i
136,000
AMC Networks, Inc.
160,000 4.250%,  2/15/2029 160,000
American Tower Corporation
180,000 3.375%,  10/15/2026 196,813
290,000 2.900%,  1/15/2030 308,467
450,000 2.100%,  6/15/2030 450,283
AT&T, Inc.
169,000 3.500%,  9/15/2053
i
174,694
450,000 2.300%,  6/1/2027 471,149
550,000 4.350%,  3/1/2029 639,982
180,000 5.250%,  3/1/2037 228,719
180,000 4.900%,  8/15/2037 225,273
125,000 5.550%,  8/15/2041 166,710
500,000 3.100%,  2/1/2043 499,665
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
i
284,273
190,000 5.125%,  5/1/2027
i
198,787
205,000 4.750%,  3/1/2030
i
217,290
60,000 4.500%,  8/15/2030
i
63,000
Cengage Learning, Inc.
180,000 9.500%,  6/15/2024
i
184,449
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 115,741
200,000 4.500%,  2/1/2024 217,622
250,000 4.200%,  3/15/2028 284,706

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Communications Services (0.5%) - continued
$ 400,000 3.500%,  6/1/2041 $ 408,342
640,000 6.484%,  10/23/2045 900,324
Clear Channel Worldwide
Holdings, Inc.
170,000 7.750%,  4/15/2028
i
177,279
Comcast Corporation
225,000 4.049%,  11/1/2052 272,191
245,000 3.950%,  10/15/2025 274,765
400,000 4.250%,  10/15/2030 475,165
180,000 4.400%,  8/15/2035 219,826
243,000 4.750%,  3/1/2044 317,555
150,000 4.600%,  8/15/2045 191,948
Consolidated Communications,
Inc.
80,000 5.000%,  10/1/2028
i
80,425
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
i
273,367
Crown Castle International
Corporation
184,000 3.200%,  9/1/2024 196,453
CSC Holdings, LLC
50,000 5.375%,  2/1/2028
i
52,816
400,000 4.125%,  12/1/2030
i
401,000
Cumulus Media New Holdings,
Inc.
120,000 6.750%,  7/1/2026
i
126,600
DIRECTV Holdings, LLC
40,000 5.875%,  8/15/2027
d,i
41,356
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 263,763
DISH DBS Corporation
110,000 7.375%,  7/1/2028 119,011
Entercom Media Corporation
110,000 6.500%,  5/1/2027
g,i
113,300
Front Range BidCo , Inc.
180,000 4.000%,  3/1/2027
i
179,100
110,000 6.125%,  3/1/2028
i
111,943
Frontier Communications
Corporation
90,000 5.875%,  10/15/2027
i
96,178
GCI, LLC
145,000 4.750%,  10/15/2028
i
150,981
Gray Television, Inc.
125,000 4.750%,  10/15/2030
i
123,920
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 78,663
iHeartCommunications , Inc.
120,000 4.750%,  1/15/2028
i
124,331
LCPR Senior Secured Financing
DAC
110,000 6.750%,  10/15/2027
i
117,369
Level 3 Financing, Inc.
210,000 4.625%,  9/15/2027
i
218,085
240,000 4.250%,  7/1/2028
i
244,350
Ligado Networks, LLC
70,261
0.000%,PIK 15.500%,
11/1/2023
f,i
69,032
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
i
441,414
Netflix, Inc
180,000 5.875%,  11/15/2028 223,650
Netflix, Inc.
365,000 4.875%,  4/15/2028 426,535
Principal
Amount Long-Term Fixed Income (14.4%) Value
Communications Services (0.5%) - continued
$ 180,000 4.875%,  6/15/2030
i
$ 216,859
Nexstar Escrow Corporation
170,000 5.625%,  7/15/2027
i
179,724
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 94,421
135,000 4.200%,  6/1/2030 156,814
Radiate Holdco, LLC
70,000 6.500%,  9/15/2028
i
72,743
Scripps Escrow II, Inc.
65,000 5.375%,  1/15/2031
i
64,838
Scripps Escrow, Inc.
85,000 5.875%,  7/15/2027
i
87,975
SFR Group SA
200,000 7.375%,  5/1/2026
i
208,000
Sinclair Television Group, Inc.
190,000 5.500%,  3/1/2030
i
189,763
Sirius XM Radio, Inc.
100,000 5.000%,  8/1/2027
i
104,500
95,000 4.000%,  7/15/2028
i
98,009
95,000 4.125%,  7/1/2030
i
98,010
Sprint Capital Corporation
160,000 6.875%,  11/15/2028 206,418
135,000 8.750%,  3/15/2032 208,086
Sprint Corporation
505,000 7.625%,  2/15/2025 595,299
Telefonica Emisiones SAU
375,000 4.570%,  4/27/2023 400,189
Terrier Media Buyer, Inc.
90,000 8.875%,  12/15/2027
i
96,237
Time Warner Entertainment
Company, LP
51,000 8.375%,  3/15/2023 57,339
T-Mobile USA, Inc.
400,000 2.550%,  2/15/2031 409,460
125,000 2.875%,  2/15/2031 125,696
400,000 4.375%,  4/15/2040 473,828
United States Cellular Corporation
130,000 6.700%,  12/15/2033 161,525
Uniti Group, LP
40,000 4.750%,  4/15/2028
i
40,120
105,000 6.500%,  2/15/2029
i
106,424
Univision Communications, Inc.
105,000 6.625%,  6/1/2027
i
112,908
VeriSign, Inc.
110,000 4.750%,  7/15/2027 116,802
Verizon Communications, Inc.
276,000 3.700%,  3/22/2061 304,891
184,000 2.100%,  3/22/2028 189,179
842,000 4.272%,  1/15/2036 1,012,008
425,000 2.650%,  11/20/2040 416,089
Viacom, Inc.
126,000 5.850%,  9/1/2043 176,112
Viasat , Inc.
180,000 5.625%,  9/15/2025
i
183,101
Vodafone Group plc
150,000 4.875%,  6/19/2049 191,310
VTR Finance NV
90,000 6.375%,  7/15/2028
i
95,079
Walt Disney Company
500,000 2.200%,  1/13/2028 523,397
475,000 2.650%,  1/13/2031 506,087
Ziggo BV
218,000 5.500%,  1/15/2027
i
226,012

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Communications Services (0.5%) - continued
$ 65,000 4.875%,  1/15/2030
i
$ 67,048
Total 21,353,085
Consumer Cyclical (0.6%)
1011778 B.C., ULC
200,000 4.375%,  1/15/2028
i
202,760
Allen Media, LLC
85,000 10.500%,  2/15/2028
i
84,787
Allied Universal Holdco, LLC
70,000 6.625%,  7/15/2026
i
74,112
190,000 4.625%,  6/1/2028
i
190,712
65,000 6.000%,  6/1/2029
i
65,081
Allison Transmission, Inc.
180,000 3.750%,  1/30/2031
i
179,325
Amazon.com, Inc.
550,000 3.100%,  5/12/2051 592,486
230,000 3.875%,  8/22/2037 278,751
138,000 4.050%,  8/22/2047 170,514
American Axle & Manufacturing,
Inc.
200,000 6.500%,  4/1/2027
g
210,000
American Honda Finance
Corporation
450,000 2.150%,  9/10/2024 470,414
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
d,i
80,222
Boyd Gaming Corporation
125,000 4.750%,  6/15/2031
i
129,326
Boyne USA, Inc.
95,000 4.750%,  5/15/2029
i
97,969
Brookfield Residential Properties,
Inc.
135,000 6.250%,  9/15/2027
i
142,567
145,000 5.000%,  6/15/2029
i
147,610
Caesars Entertainment, Inc.
40,000 8.125%,  7/1/2027
i
43,987
Carnival Corporation
21,000 11.500%,  4/1/2023
i
23,677
105,000 7.625%,  3/1/2026
i
110,906
190,000 5.750%,  3/1/2027
i
193,087
140,000 4.000%,  8/1/2028
i
139,423
Cedar Fair, LP
180,000 5.250%,  7/15/2029 182,866
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
i
88,081
Cinemark USA, Inc.
150,000 5.875%,  3/15/2026
i
147,375
Clarios Global, LP
65,000 8.500%,  5/15/2027
i
70,200
Colt Merger Sub, Inc.
300,000 6.250%,  7/1/2025
i
316,500
CVS Health Corporation
450,000 3.625%,  4/1/2027 501,690
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 317,323
Dana, Inc.
140,000 5.625%,  6/15/2028 150,639
Empire Communities Corporation
130,000 7.000%,  12/15/2025
i
136,988
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 566,783
Ford Motor Company
80,000 9.000%,  4/22/2025 98,476
Principal
Amount Long-Term Fixed Income (14.4%) Value
Consumer Cyclical (0.6%) - continued
$ 40,000 9.625%,  4/22/2030 $ 57,750
170,000 7.450%,  7/16/2031 225,014
Ford Motor Credit Company, LLC
450,000 4.063%,  11/1/2024 476,930
350,000 4.134%,  8/4/2025 374,430
Forestar Group, Inc.
85,000 3.850%,  5/15/2026
i
85,850
General Motors Company
450,000 6.125%,  10/1/2025 532,662
450,000 6.800%,  10/1/2027 572,716
General Motors Financial
Company, Inc.
151,000 3.150%,  6/30/2022 154,360
84,000 3.950%,  4/13/2024 90,362
180,000 1.500%,  6/10/2026 180,583
Goodyear Tire & Rubber Company
85,000 5.000%,  7/15/2029
i
89,417
65,000 5.250%,  7/15/2031
i
68,575
Hanesbrands, Inc.
185,000 4.875%,  5/15/2026
i
199,449
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
i
115,363
Hilton Domestic Operating
Company, Inc.
235,000 4.875%,  1/15/2030 252,059
Hilton Grand Vacations Borrower
Escrow, LLC
170,000 5.000%,  6/1/2029
i
171,533
Home Depot, Inc.
215,000 5.400%,  9/15/2040 302,564
126,000 4.250%,  4/1/2046 160,978
730,000 3.900%,  6/15/2047 885,107
Hyundai Capital America
225,000 1.250%,  9/18/2023
i
226,983
300,000 1.800%,  1/10/2028
i
299,207
International Game Technology plc
150,000 5.250%,  1/15/2029
i
160,102
KB Home
110,000 4.800%,  11/15/2029 119,900
Kohl's Corporation
460,000 3.375%,  5/1/2031 482,294
225,000 5.550%,  7/17/2045
g
272,047
L Brands, Inc.
190,000 6.625%,  10/1/2030
i
218,975
40,000 6.875%,  11/1/2035 51,450
Landry's, Inc.
150,000 6.750%,  10/15/2024
i
150,375
Lennar Corporation
200,000 4.875%,  12/15/2023 217,250
375,000 4.750%,  5/30/2025 420,938
Live Nation Entertainment, Inc.
90,000 3.750%,  1/15/2028
i
90,220
Lowe's Companies, Inc.
540,000 2.625%,  4/1/2031 567,898
Magic MergerCo , Inc.
205,000 5.250%,  5/1/2028
i
212,175
Marriott International, Inc.
230,000 5.750%,  5/1/2025 265,400
360,000 4.625%,  6/15/2030 416,855
Mastercard , Inc.
320,000 3.950%,  2/26/2048 391,953
Mattamy Group Corporation
185,000 5.250%,  12/15/2027
i
192,370

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Consumer Cyclical (0.6%) - continued
McDonald's Corporation
$ 450,000 2.125%,  3/1/2030 $ 462,195
275,000 4.450%,  3/1/2047 344,853
MGM Resorts International
245,000 6.000%,  3/15/2023 258,781
20,000 5.750%,  6/15/2025 21,763
Owl Rock Capital Corporation
350,000 3.400%,  7/15/2026 367,949
Penn National Gaming, Inc.
130,000 4.125%,  7/1/2029
i
128,174
PetSmart, Inc.
165,000 4.750%,  2/15/2028
i
171,320
90,000 7.750%,  2/15/2029
i
98,664
Prime Security Services Borrower,
LLC
345,000 5.750%,  4/15/2026
i
377,775
Real Hero Merger Sub 2, Inc.
90,000 6.250%,  2/1/2029
i
93,051
Realogy Group, LLC
150,000 5.750%,  1/15/2029
i
157,313
Rite Aid Corporation
145,000 7.500%,  7/1/2025
i
145,539
Royal Caribbean Cruises, Ltd.
170,000 9.125%,  6/15/2023
i
184,897
175,000 4.250%,  7/1/2026
i
170,818
70,000 5.500%,  4/1/2028
i
71,379
Scientific Games International, Inc.
180,000 5.000%,  10/15/2025
i
184,673
150,000 7.250%,  11/15/2029
i
168,207
SeaWorld Parks and
Entertainment, Inc.
81,000 9.500%,  8/1/2025
i
87,480
Six Flags Entertainment
Corporation
90,000 5.500%,  4/15/2027
i
92,745
Six Flags Theme Parks, Inc.
80,000 7.000%,  7/1/2025
i
85,400
Staples, Inc.
190,000 7.500%,  4/15/2026
i
192,850
Target Corporation
425,000 2.250%,  4/15/2025 447,569
Tenneco, Inc.
155,000 5.000%,  7/15/2026
g
152,869
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029 388,800
Uber Technologies, Inc.
90,000 6.250%,  1/15/2028
i
97,110
ViacomCBS , Inc.
500,000 4.200%,  5/19/2032 584,961
Visa, Inc.
225,000 2.700%,  4/15/2040 235,522
Vista Outdoor, Inc.
150,000 4.500%,  3/15/2029
i
152,732
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
i
269,588
Walmart, Inc.
400,000 3.250%,  7/8/2029 452,230
Wyndham Destinations, Inc.
110,000 6.625%,  7/31/2026
i
122,788
Wyndham Hotels & Resorts, Inc.
70,000 4.375%,  8/15/2028
i
72,358
Principal
Amount Long-Term Fixed Income (14.4%) Value
Consumer Cyclical (0.6%) - continued
Yum! Brands, Inc.
$ 160,000 4.750%,  1/15/2030
i
$ 175,200
ZF North America Capital, Inc.
90,000 4.750%,  4/29/2025
i
97,668
Total 23,071,952
Consumer Non-Cyclical (0.6%)
Abbott Laboratories
79,000 3.750%,  11/30/2026 89,949
381,000 4.750%,  11/30/2036 501,681
AbbVie, Inc.
6,000 2.900%,  11/6/2022 6,187
275,000 2.950%,  11/21/2026 298,067
100,000 4.500%,  5/14/2035 122,875
400,000 4.300%,  5/14/2036 482,628
140,000 4.850%,  6/15/2044 181,803
105,000 4.700%,  5/14/2045 133,063
500,000 4.875%,  11/14/2048 661,371
Albertson's Companies, Inc.
365,000 3.500%,  3/15/2029
i
368,650
Altria Group, Inc.
368,000 5.800%,  2/14/2039 462,027
Amgen, Inc.
450,000 3.375%,  2/21/2050 490,425
Anheuser-Busch Companies, LLC
185,000 3.650%,  2/1/2026 205,190
336,000 4.700%,  2/1/2036 418,022
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 703,251
290,000 4.375%,  4/15/2038 350,148
30,000 4.600%,  4/15/2048 37,377
Anthem, Inc.
360,000 3.125%,  5/15/2050 377,078
230,000 4.625%,  5/15/2042 291,253
AstraZeneca plc
360,000 3.000%,  5/28/2051 383,881
320,000 1.375%,  8/6/2030 309,312
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
i
47,687
200,000 5.000%,  2/15/2029
i
188,990
Baxalta , Inc.
118,000 4.000%,  6/23/2025 130,535
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 257,211
196,000 3.734%,  12/15/2024 213,336
225,000 3.700%,  6/6/2027 251,247
Bunge, Ltd. Finance Corporation
362,000 2.750%,  5/14/2031 371,430
Campbell Soup Company
135,000 2.375%,  4/24/2030 138,111
Cargill, Inc.
275,000 3.250%,  5/23/2029
i
305,726
Centene Corporation
155,000 4.250%,  12/15/2027 163,525
60,000 4.625%,  12/15/2029 65,757
270,000 3.000%,  10/15/2030 280,568
340,000 2.625%,  8/1/2031
d
342,550
Central Garden & Pet Company
160,000 4.125%,  10/15/2030 165,000
Cigna Corporation
400,000 4.800%,  8/15/2038 506,861

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Consumer Non-Cyclical (0.6%) - continued
Clorox Company
$ 300,000 3.100%,  10/1/2027 $ 326,169
Community Health Systems, Inc.
65,000 5.625%,  3/15/2027
i
68,819
90,000 6.000%,  1/15/2029
i
95,737
190,000 6.875%,  4/15/2029
i
199,975
Conagra Brands, Inc.
230,000 4.300%,  5/1/2024 252,050
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 234,812
180,000 2.875%,  5/1/2030 191,509
CVS Health Corporation
550,000 4.875%,  7/20/2035 684,922
DaVita, Inc.
220,000 4.625%,  6/1/2030
i
227,425
DENTSPLY SIRONA, Inc.
200,000 3.250%,  6/1/2030 217,437
Edgewell Personal Care Company
90,000 5.500%,  6/1/2028
i
95,298
Encompass Health Corporation
205,000 4.500%,  2/1/2028 212,688
Endo Finance, LLC
85,000 9.500%,  7/31/2027
g,i
85,272
Energizer Holdings, Inc.
145,000 4.750%,  6/15/2028
i
149,125
General Mills, Inc.
240,000 2.875%,  4/15/2030 258,287
H. J. Heinz Company
40,000 5.200%,  7/15/2045 50,662
HCA, Inc.
460,000 5.375%,  2/1/2025 521,364
HLF Financing Sarl , LLC
170,000 4.875%,  6/1/2029
i
171,615
Humana, Inc.
135,000 2.150%,  2/3/2032 135,593
Illumina, Inc.
75,000 9.000%,  7/1/2028
i
83,438
Imperial Brands Finance plc
475,000 3.875%,  7/26/2029
i
520,817
JBS USA Food Company
110,000 5.750%,  1/15/2028
i
115,940
JBS USA, LLC
170,000 5.500%,  1/15/2030
i
189,763
Keurig Dr. Pepper, Inc.
230,000 3.350%,  3/15/2051 246,815
375,000 3.200%,  5/1/2030 412,980
Kimberly-Clark Corporation
270,000 3.100%,  3/26/2030 301,695
230,000 3.900%,  5/4/2047 283,774
Kraft Foods Group, Inc.
210,000 5.000%,  6/4/2042 263,157
Kraft Heinz Foods Company
315,000 4.625%,  1/30/2029 365,051
220,000 3.750%,  4/1/2030 243,465
360,000 4.375%,  6/1/2046 414,810
Mattel, Inc.
165,000 3.375%,  4/1/2026
i
171,633
Molina Healthcare, Inc.
160,000 4.375%,  6/15/2028
i
167,400
Mondelez International, Inc.
150,000 2.750%,  4/13/2030 160,058
MPH Acquisition Holdings, LLC
100,000 5.750%,  11/1/2028
i
97,103
Principal
Amount Long-Term Fixed Income (14.4%) Value
Consumer Non-Cyclical (0.6%) - continued
Mylan, Inc.
$ 380,000 4.550%,  4/15/2028 $ 440,934
Ortho-Clinical Diagnostics, Inc.
90,000 7.250%,  2/1/2028
i
98,080
Par Pharmaceutical, Inc.
200,000 7.500%,  4/1/2027
i
204,000
Pilgrim's Pride Corporation
80,000 5.875%,  9/30/2027
i
85,602
Quest Diagnostics, Inc.
500,000 2.800%,  6/30/2031 531,553
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 317,572
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
i
166,112
Royalty Pharma plc
300,000 3.550%,  9/2/2050
i
304,421
Scotts Miracle- Gro Company
200,000 4.500%,  10/15/2029 208,526
SEG Holding, LLC
180,000 5.625%,  10/15/2028
i
189,225
Simmons Foods, Inc.
155,000 4.625%,  3/1/2029
i
156,488
Spectrum Brands, Inc.
110,000 5.000%,  10/1/2029
i
116,463
70,000 5.500%,  7/15/2030
i
75,775
Syneos Health, Inc.
140,000 3.625%,  1/15/2029
i
138,950
Sysco Corporation
525,000 6.600%,  4/1/2040 784,508
Teleflex, Inc.
230,000 4.625%,  11/15/2027 242,583
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 101,250
345,000 5.125%,  11/1/2027
i
361,388
65,000 6.125%,  10/1/2028
i
69,225
Teva Pharmaceutical Finance
Netherlands III BV
110,000 2.800%,  7/21/2023 108,735
100,000 3.150%,  10/1/2026 95,960
Thermo Fisher Scientific, Inc.
270,000 4.133%,  3/25/2025 299,466
Tyson Foods, Inc.
92,000 3.550%,  6/2/2027 103,041
United Natural Foods, Inc.
130,000 6.750%,  10/15/2028
i
140,075
UnitedHealth Group, Inc.
250,000 2.950%,  10/15/2027 276,034
755,000 4.625%,  7/15/2035 969,305
VRX Escrow Corporation
436,000 6.125%,  4/15/2025
i
444,993
Zoetis, Inc.
288,000 4.700%,  2/1/2043 378,624
Total 25,928,318
Energy (0.4%)
Antero Midstream Partners, LP
70,000 5.750%,  3/1/2027
i
72,100
Antero Resources Corporation
150,000 5.375%,  3/1/2030
i
152,625
Apache Corporation
45,000 4.875%,  11/15/2027 48,366
140,000 4.375%,  10/15/2028 148,320
70,000 5.100%,  9/1/2040 75,075

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Energy (0.4%) - continued
Archrock Partners, LP
$ 145,000 6.250%,  4/1/2028
i
$ 147,933
BP Capital Markets America, Inc.
270,000 2.939%,  6/4/2051 264,447
250,000 3.543%,  4/6/2027 278,286
Buckeye Partners, LP
40,000 4.125%,  3/1/2025
i
41,467
175,000 3.950%,  12/1/2026 177,257
Canadian Natural Resources, Ltd.
200,000 3.450%,  11/15/2021 200,207
140,000 2.050%,  7/15/2025 144,293
215,000 2.950%,  7/15/2030 225,011
Cenovus Energy, Inc.
60,000 5.375%,  7/15/2025 68,454
Cheniere Energy Partners, LP
315,000 5.625%,  10/1/2026 325,272
15,000 4.500%,  10/1/2029 16,181
Chevron USA, Inc.
270,000 5.050%,  11/15/2044 371,388
Cimarex Energy Company
300,000 4.375%,  6/1/2024 325,975
CNX Resources Corporation
80,000 6.000%,  1/15/2029
i
84,822
Comstock Resources, Inc.
105,000 5.875%,  1/15/2030
i
105,635
ConocoPhillips
230,000 6.500%,  2/1/2039 343,285
Continental Resources, Inc.
70,000 4.375%,  1/15/2028 77,525
90,000 5.750%,  1/15/2031
i
108,477
Devon Energy Corporation
567,000 4.500%,  1/15/2030
i
618,361
Diamondback Energy, Inc.
300,000 3.500%,  12/1/2029 325,233
DT Midstream, Inc.
125,000 4.125%,  6/15/2029
i
128,200
40,000 4.375%,  6/15/2031
i
41,500
Enagas SA
195,000 5.500%,  1/15/2028
i
199,388
Encana Corporation
70,000 6.625%,  8/15/2037 95,149
Endeavor Energy Resources, LP
100,000 5.750%,  1/30/2028
i
104,602
Energean Israel Finance, Ltd.
125,000 4.500%,  3/30/2024
i
127,179
Energy Transfer Operating, LP
480,000 6.000%,  6/15/2048 610,695
Energy Transfer Partners, LP
90,000 4.900%,  3/15/2035 104,839
125,000 5.150%,  2/1/2043 144,628
EnLink Midstream Partners, LP
140,000 4.850%,  7/15/2026 146,339
85,000 5.600%,  4/1/2044 82,875
Enterprise Products Operating,
LLC
48,000 5.100%,  2/15/2045 61,647
EQM Midstream Partners, LP
190,000 6.500%,  7/1/2027
i
213,275
EQT Corporation
40,000 3.125%,  5/15/2026
i
41,148
200,000 3.900%,  10/1/2027 216,750
Equinor ASA
265,000 3.000%,  4/6/2027 289,573
Principal
Amount Long-Term Fixed Income (14.4%) Value
Energy (0.4%) - continued
Exxon Mobil Corporation
$ 400,000 3.452%,  4/15/2051 $ 447,059
Genesis Energy, LP
70,000 6.500%,  10/1/2025 69,475
40,000 8.000%,  1/15/2027 41,242
Halliburton Company
365,000 2.920%,  3/1/2030
g
383,189
Harvest Midstream, LP
170,000 7.500%,  9/1/2028
i
181,778
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
i
114,400
Hilcorp Energy I, LP
130,000 5.750%,  2/1/2029
i
132,367
Indigo Natural Resources, LLC
85,000 5.375%,  2/1/2029
i
88,613
ITT Holdings, LLC
120,000 6.500%,  8/1/2029
i
119,691
Laredo Petroleum, Inc.
210,000 7.750%,  7/31/2029
i
203,192
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 138,315
Marathon Oil Corporation
375,000 4.400%,  7/15/2027 427,803
Marathon Petroleum Corporation
59,000 6.500%,  3/1/2041 82,797
MPLX, LP
250,000 4.875%,  12/1/2024 279,333
276,000 4.875%,  6/1/2025 312,613
Murphy Oil Corporation
90,000 5.875%,  12/1/2027 93,150
55,000 6.375%,  7/15/2028 58,148
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
g,i
149,600
National Fuel Gas Company
325,000 5.500%,  1/15/2026 378,775
Newfield Exploration Company
270,000 5.625%,  7/1/2024 298,954
210,000 5.375%,  1/1/2026 237,028
NGL Energy Operating, LLC
90,000 7.500%,  2/1/2026
i
92,475
NGL Energy Partners, LP
90,000 7.500%,  11/1/2023 85,725
NuStar Logistics, LP
130,000 5.750%,  10/1/2025 141,700
Oasis Petroleum, Inc.
105,000 6.375%,  6/1/2026
i
108,675
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 50,500
120,000 3.400%,  4/15/2026 121,194
35,000 8.500%,  7/15/2027 43,659
210,000 3.500%,  8/15/2029 209,475
90,000 6.450%,  9/15/2036 108,664
255,000 4.400%,  4/15/2046 250,173
ONEOK, Inc.
360,000 2.200%,  9/15/2025 372,207
Ovintiv , Inc.
55,000 7.375%,  11/1/2031 74,308
PBF Holding Company, LLC
145,000 9.250%,  5/15/2025
i
132,675
Pioneer Natural Resources
Company
85,000 4.450%,  1/15/2026 96,077

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Energy (0.4%) - continued
Plains All American Pipeline, LP
$ 250,000 4.500%,  12/15/2026 $ 283,058
Precision Drilling Corporation
105,000 6.875%,  1/15/2029
i
107,888
Qatar Petroleum
360,000 3.125%,  7/12/2041
i
373,273
Sabine Pass Liquefaction, LLC
71,000 6.250%,  3/15/2022 72,480
166,000 5.625%,  4/15/2023 177,764
185,000 5.750%,  5/15/2024 207,185
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
i
172,960
SM Energy Company
65,000 6.500%,  7/15/2028 64,730
Suncor Energy, Inc.
95,000 3.600%,  12/1/2024 102,724
Sunoco Logistics Partners
Operations, LP
345,000 4.000%,  10/1/2027 384,919
Sunoco, LP
140,000 5.875%,  3/15/2028 147,350
Targa Resources Partners, LP
110,000 5.375%,  2/1/2027 113,988
95,000 5.000%,  1/15/2028 99,894
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
i
86,275
Transocean Proteus, Ltd.
49,500 6.250%,  12/1/2024
i
49,005
Transocean, Inc.
85,000 11.500%,  1/30/2027
i
84,575
USA Compression Partners, LP
70,000 6.875%,  4/1/2026 73,315
Venture Global Calcasieu Pass,
LLC
75,000 3.875%,  8/15/2029
d,i
76,594
75,000 4.125%,  8/15/2031
d,i
77,659
Vine Energy Holdings, LLC
85,000 6.750%,  4/15/2029
i
88,613
W&T Offshore, Inc.
110,000 9.750%,  11/1/2023
i
105,578
Weatherford International, Ltd.
95,000 8.750%,  9/1/2024
i
98,800
125,000 11.000%,  12/1/2024
i
129,375
Western Gas Partners, LP
184,000 4.000%,  7/1/2022 186,099
Western Midstream Operating, LP
50,000 4.350%,  2/1/2025 52,375
140,000 3.950%,  6/1/2025 144,375
70,000 5.500%,  8/15/2048 78,050
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 352,668
Total 17,470,380
Financials (1.2%)
ABN AMRO Bank NV
200,000 4.750%,  7/28/2025
i
224,879
ACE INA Holdings, Inc.
125,000 4.350%,  11/3/2045 160,746
AerCap Ireland Capital DAC
84,000 4.625%,  7/1/2022 87,123
175,000 3.500%,  1/15/2025 186,196
350,000 3.875%,  1/23/2028
g
378,531
Principal
Amount Long-Term Fixed Income (14.4%) Value
Financials (1.2%) - continued
Air Lease Corporation
$ 540,000 3.000%,  2/1/2030 $ 558,072
Aircastle , Ltd.
200,000 5.250%,  8/11/2025
i
225,339
320,000 2.850%,  1/26/2028
i
328,372
Alliant Holdings Intermediate, LLC
40,000 6.750%,  10/15/2027
i
41,750
Ally Financial, Inc.
510,000 5.750%,  11/20/2025 583,151
360,000 8.000%,  11/1/2031 523,555
American International Group, Inc.
126,000 4.125%,  2/15/2024 137,019
275,000 3.750%,  7/10/2025 303,020
255,000 3.900%,  4/1/2026 283,997
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
i
81,600
Ares Capital Corporation
275,000 3.875%,  1/15/2026 296,814
150,000 2.150%,  7/15/2026 151,155
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,i
261,450
Aviation Capital Group, LLC
290,000 2.875%,  1/20/2022
i
292,414
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
i
302,957
25,000 4.250%,  4/15/2026
i
27,330
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
i
310,062
Banco Santander SA
400,000
1.239%,  (LIBOR 3M +
1.120%), 4/12/2023
b
405,548
Bank of America Corporation
9,000 3.550%,  3/5/2024
b
9,427
300,000 4.200%,  8/26/2024 328,808
265,000 4.000%,  1/22/2025 290,700
450,000 3.458%,  3/15/2025
b
480,371
180,000 1.734%,  7/22/2027
b
183,125
285,000 3.824%,  1/20/2028
b
318,572
180,000 2.087%,  6/14/2029
b
183,289
375,000 3.974%,  2/7/2030
b
426,710
450,000 2.496%,  2/13/2031
b
463,705
270,000 2.592%,  4/29/2031
b
279,840
400,000 1.922%,  10/24/2031
b
394,166
375,000 4.244%,  4/24/2038
b
448,067
Barclays plc
380,000 4.972%,  5/16/2029
b
448,404
400,000 3.564%,  9/23/2035
b
419,709
BPCE SA
350,000 3.500%,  10/23/2027
i
382,624
Camden Property Trust
525,000 3.150%,  7/1/2029 580,517
CANPACK SA
200,000 3.125%,  11/1/2025
i
203,500
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 308,899
Cascades USA, Inc.
110,000 5.125%,  1/15/2026
i
116,325
Chobani , LLC
180,000 4.625%,  11/15/2028
i
187,252
CIT Group, Inc.
360,000 5.250%,  3/7/2025 405,900

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Financials (1.2%) - continued
Citigroup, Inc.
$ 435,000 4.400%,  6/10/2025 $ 487,006
168,000 3.200%,  10/21/2026 183,004
270,000 1.462%,  6/9/2027
b
270,299
426,000 3.668%,  7/24/2028
b
472,489
126,000 4.125%,  7/25/2028 143,049
250,000 3.520%,  10/27/2028
b
275,385
198,000 4.650%,  7/23/2048 262,219
CNA Financial Corporation
200,000 3.900%,  5/1/2029 228,156
Comerica, Inc.
70,000 3.700%,  7/31/2023 74,333
Commerzbank AG
230,000 8.125%,  9/19/2023
i
261,076
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
552,000 4.625%,  12/1/2023 601,910
Credit Acceptance Corporation
150,000 5.125%,  12/31/2024
i
155,062
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
b,i,m
253,519
550,000 2.193%,  6/5/2026
b,i
566,158
Danske Bank AS
400,000 3.244%,  12/20/2025
b,i
426,586
Deutsche Bank AG
300,000 3.729%,  1/14/2032
b
308,787
Deutsche Bank AG of New York
100,000 3.950%,  2/27/2023 104,899
Discover Bank
325,000 2.450%,  9/12/2024 340,462
290,000 4.682%,  8/9/2028
b
308,494
Diversified Healthcare Trust
105,000 4.375%,  3/1/2031 102,506
Drawbridge Special Opportunities
Fund, LP
180,000 3.875%,  2/15/2026
i
186,340
Duke Realty, LP
300,000 2.875%,  11/15/2029 321,020
ERP Operating, LP
32,000 3.375%,  6/1/2025 34,792
Fidelity National Financial, Inc.
125,000 5.500%,  9/1/2022 131,758
First Horizon Bank
90,000 5.750%,  5/1/2030 112,123
First Horizon National Corporation
355,000 4.000%,  5/26/2025 392,060
Fortress Transportation and
Infrastructure Investors, LLC
90,000 6.500%,  10/1/2025
i
93,262
60,000 5.500%,  5/1/2028
i
62,250
FS KKR Capital Corporation
180,000 4.250%,  2/14/2025
i
191,231
475,000 3.400%,  1/15/2026 496,092
GE Capital Funding, LLC
375,000 4.400%,  5/15/2030 441,178
GE Capital International Funding
Company
780,000 4.418%,  11/15/2035 957,038
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
i
178,945
Goldman Sachs Group, Inc.
134,000 2.908%,  6/5/2023
b
136,809
525,000 3.625%,  2/20/2024 561,957
Principal
Amount Long-Term Fixed Income (14.4%) Value
Financials (1.2%) - continued
$ 80,000 1.992%,  1/27/2032
b
$ 78,805
552,000 2.615%,  4/22/2032
b
572,070
165,000 4.750%,  10/21/2045 219,085
HCP, Inc.
4,000 3.400%,  2/1/2025 4,309
HCRX Investments Holdco, LP
50,000 4.500%,  8/1/2029
i
51,000
Healthpeak Properties, Inc.
275,000 2.875%,  1/15/2031 293,479
HSBC Holdings plc
525,000 3.803%,  3/11/2025
b
564,245
200,000 3.900%,  5/25/2026 222,818
450,000 4.950%,  3/31/2030 547,460
Icahn Enterprises, LP
125,000 6.375%,  12/15/2025 128,594
40,000 6.250%,  5/15/2026 42,032
135,000 5.250%,  5/15/2027 141,919
ING Groep NV
350,000 4.100%,  10/2/2023 376,795
International Lease Finance
Corporation
112,000 5.875%,  8/15/2022 117,992
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
i
77,719
iStar , Inc.
155,000 4.250%,  8/1/2025 160,706
J.P. Morgan Chase & Company
450,000 3.875%,  9/10/2024 489,855
155,000 3.125%,  1/23/2025 166,583
180,000 0.824%,  6/1/2025
b
180,147
230,000 1.040%,  2/4/2027
b
227,721
276,000 1.578%,  4/22/2027
b
279,243
375,000 4.203%,  7/23/2029
b
432,751
250,000 2.522%,  4/22/2031
b
259,994
300,000 1.953%,  2/4/2032
b
295,773
475,000 3.882%,  7/24/2038
b
554,969
368,000 3.157%,  4/22/2042
b
391,769
Jefferies Finance, LLC
145,000 5.000%,  8/15/2028
d,i
148,299
Kimco Realty Corporation
368,000 3.300%,  2/1/2025 397,181
Lloyds Banking Group plc
250,000 2.907%,  11/7/2023
b
257,480
700,000 3.870%,  7/9/2025
b
758,680
LPL Holdings, Inc.
110,000 4.000%,  3/15/2029
i
111,650
MGM Growth Properties Operating
Partnership, LP
100,000 4.625%,  6/15/2025
i
106,250
80,000 5.750%,  2/1/2027 89,400
Mitsubishi UFJ Financial Group,
Inc.
230,000 3.287%,  7/25/2027 254,866
550,000 2.048%,  7/17/2030 556,290
Mizuho Financial Group, Inc.
400,000 1.979%,  9/8/2031
b
396,488
Morgan Stanley
180,000 2.188%,  4/28/2026
b
186,893
210,000 4.350%,  9/8/2026 239,163
276,000 3.591%,  7/22/2028
b
307,387
250,000 3.772%,  1/24/2029
b
281,128
540,000 3.622%,  4/1/2031
b
607,384
230,000 2.802%,  1/25/2052
b
228,176

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Financials (1.2%) - continued
MPT Operating Partnership, LP
$ 145,000 4.625%,  8/1/2029 $ 156,093
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 231,179
110,000 3.850%,  6/30/2026 123,663
Nationwide Building Society
275,000 3.622%,  4/26/2023
b,i
281,371
Natwest Group plc
325,000 3.032%,  11/28/2035
b
327,877
Navient Corporation
85,000 5.500%,  1/25/2023 89,144
40,000 5.000%,  3/15/2027 41,600
40,000 4.875%,  3/15/2028 40,350
NFP Corporation
55,000 6.875%,  8/15/2028
i
57,200
Nippon Life Insurance Company
275,000 5.100%,  10/16/2044
b,i
304,013
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 323,231
225,000 3.375%,  2/1/2031 234,089
OneMain Finance Corporation
65,000 3.500%,  1/15/2027 66,138
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
i
99,699
Park Aerospace Holdings, Ltd.
275,000 4.500%,  3/15/2023
i
289,178
Park Intermediate Holdings, LLC
95,000 4.875%,  5/15/2029
i
97,138
PennyMac Financial Services, Inc.
110,000 4.250%,  2/15/2029
i
106,485
Playtika Holding Corporation
80,000 4.250%,  3/15/2029
i
79,800
Prudential Financial, Inc.
400,000 3.700%,  3/13/2051 467,479
Quicken Loans, LLC
100,000 3.625%,  3/1/2029
i
100,250
Radian Group, Inc.
85,000 4.875%,  3/15/2027 92,460
Realty Income Corporation
185,000 4.125%,  10/15/2026 210,284
150,000 1.800%,  3/15/2033 146,586
Regency Centers, LP
320,000 4.125%,  3/15/2028 365,350
Reinsurance Group of America,
Inc.
323,000 4.700%,  9/15/2023 350,489
Royal Bank of Scotland Group plc
425,000 6.000%,  12/29/2025
b,m
472,281
400,000 4.445%,  5/8/2030
b
465,445
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
361,790
Service Properties Trust
50,000 4.750%,  10/1/2026 49,063
100,000 4.950%,  2/15/2027 98,250
90,000 5.500%,  12/15/2027 95,979
Simon Property Group, LP
720,000 3.800%,  7/15/2050 819,475
Societe Generale SA
138,000 4.750%,  11/24/2025
i
154,256
Springleaf Finance Corporation
100,000 6.875%,  3/15/2025 113,432
180,000 7.125%,  3/15/2026 211,950
Principal
Amount Long-Term Fixed Income (14.4%) Value
Financials (1.2%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 126,000 3.010%,  10/19/2026 $ 136,907
225,000 1.710%,  1/12/2031 219,784
Synchrony Financial
55,000 4.250%,  8/15/2024 60,048
225,000 3.950%,  12/1/2027 251,600
Truist Financial Corporation
180,000 1.887%,  6/7/2029
b
182,926
UBS Group Funding Jersey, Ltd.
126,000 4.125%,  9/24/2025
i
141,064
UDR, Inc.
275,000 2.100%,  8/1/2032 270,332
United Wholesale Mortgage, LLC
85,000 5.500%,  4/15/2029
i
84,363
VEREIT Operating Partnership, LP
300,000 2.850%,  12/15/2032 321,786
VICI Properties, LP
80,000 4.250%,  12/1/2026
i
83,222
40,000 3.750%,  2/15/2027
i
41,150
80,000 4.625%,  12/1/2029
i
85,600
Voya Financial, Inc.
342,000 3.125%,  7/15/2024 364,329
Wells Fargo & Company
168,000 3.450%,  2/13/2023 175,908
250,000 4.125%,  8/15/2023 268,230
125,000 3.000%,  2/19/2025 133,988
600,000 3.000%,  4/22/2026 650,856
168,000 3.000%,  10/23/2026 182,063
500,000 2.393%,  6/2/2028
b
523,370
323,000 4.900%,  11/17/2045 420,539
Welltower , Inc.
270,000 2.050%,  1/15/2029 274,179
Total 47,333,103
Mortgage-Backed Securities (3.8%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
13,225,000 2.000%,  9/1/2035
d
13,703,680
9,957,000 1.500%,  8/1/2036
d
10,147,194
17,175,000 2.000%,  8/1/2036
d
17,823,759
4,700,000 2.500%,  8/1/2036
d
4,924,168
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,850,000 2.000%,  8/1/2051
d,n
10,046,615
22,325,000 2.000%,  9/1/2051
d,n
22,721,792
40,453,000 2.500%,  9/1/2051
d
42,050,577
1,370,553 4.500%,  5/1/2048 1,481,989
3,905,895 4.000%,  7/1/2048 4,175,697
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
18,125,000 2.500%,  8/1/2051
d
18,843,628
4,250,000 2.500%,  9/1/2051
d
4,409,873
Total 150,328,972
Technology (0.4%)
Apple, Inc.
115,000 3.000%,  2/9/2024 122,064
183,000 3.200%,  5/11/2027 202,978
250,000 3.000%,  6/20/2027 276,004

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Technology (0.4%) - continued
$ 400,000 3.000%,  11/13/2027 $ 439,743
585,000 3.750%,  9/12/2047 696,205
Applied Materials, Inc.
92,000 3.300%,  4/1/2027 102,370
Baidu, Inc.
360,000 3.425%,  4/7/2030 390,100
Banff Merger Sub, Inc.
65,000 9.750%,  9/1/2026
i
68,331
Broadcom Corporation
70,000 3.875%,  1/15/2027 77,622
220,000 3.500%,  1/15/2028 241,515
Broadcom, Inc.
180,000 5.000%,  4/15/2030 214,895
76,000 3.469%,  4/15/2034
i
80,920
CDW, LLC
160,000 4.250%,  4/1/2028 166,157
CommScope Technologies
Finance, LLC
142,000 6.000%,  6/15/2025
i
144,130
CommScope , Inc.
90,000 7.125%,  7/1/2028
i
97,087
Dell International, LLC
26,000 5.450%,  6/15/2023 28,098
490,000 6.020%,  6/15/2026 589,882
180,000 8.350%,  7/15/2046 294,651
Diamond Sports Group, LLC
85,000 6.625%,  8/15/2027
i
33,681
Fiserv, Inc.
350,000 2.250%,  6/1/2027 366,537
360,000 2.650%,  6/1/2030 378,568
Gartner, Inc.
85,000 3.625%,  6/15/2029
i
87,019
135,000 3.750%,  10/1/2030
i
138,712
Hewlett Packard Enterprise
Company
300,000 4.650%,  10/1/2024 332,786
Iron Mountain, Inc.
100,000 4.875%,  9/15/2029
i
104,750
150,000 5.250%,  7/15/2030
i
159,844
KLA Corporation
540,000 3.300%,  3/1/2050 585,478
Lam Research Corporation
450,000 2.875%,  6/15/2050 466,722
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024
i
179,753
Micron Technology, Inc.
180,000 2.497%,  4/24/2023 185,396
360,000 4.663%,  2/15/2030 422,113
Microsoft Corporation
270,000 4.200%,  11/3/2035 340,281
975,000 3.700%,  8/8/2046 1,196,084
NCR Corporation
230,000 6.125%,  9/1/2029
i
249,437
NVIDIA Corporation
450,000 3.500%,  4/1/2040 515,710
NXP Funding, LLC
175,000 5.550%,  12/1/2028
i
216,745
184,000 4.300%,  6/18/2029
i
213,702
180,000 2.500%,  5/11/2031
i
186,610
180,000 3.250%,  5/11/2041
i
190,224
Open Text Corporation
165,000 4.125%,  2/15/2030
i
170,362
Principal
Amount Long-Term Fixed Income (14.4%) Value
Technology (0.4%) - continued
Oracle Corporation
$ 180,000 3.950%,  3/25/2051 $ 200,126
168,000 2.400%,  9/15/2023 174,333
600,000 2.800%,  4/1/2027 641,604
250,000 3.850%,  7/15/2036 281,483
450,000 3.600%,  4/1/2040 481,496
PTC, Inc.
70,000 3.625%,  2/15/2025
i
71,925
60,000 4.000%,  2/15/2028
i
62,025
Qorvo , Inc.
110,000 3.375%,  4/1/2031
i
114,183
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
g,i
142,524
Seagate HDD Cayman
175,000 3.375%,  7/15/2031
i
172,347
Sensata Technologies, Inc.
205,000 3.750%,  2/15/2031
i
206,538
Shift4 Payments, LLC
50,000 4.625%,  11/1/2026
i
52,119
SS&C Technologies, Inc.
290,000 5.500%,  9/30/2027
i
306,921
Switch, Ltd.
130,000 3.750%,  9/15/2028
i
132,987
Teledyne Technologies, Inc.
276,000 2.250%,  4/1/2028 285,434
Texas Instruments, Inc.
330,000 4.150%,  5/15/2048 427,359
Tyco Electronics Group SA
46,000 3.450%,  8/1/2024 49,270
VMware, Inc.
275,000 4.650%,  5/15/2027 319,224
270,000 1.800%,  8/15/2028
d
270,848
Total 15,346,012
Transportation (0.1%)
Air Canada
30,000 3.875%,  8/15/2026
d,i
30,072
Air Canada Pass Through Trust
32,215 3.875%,  3/15/2023
i
32,618
American Airlines, Inc.
120,000 11.750%,  7/15/2025
i
150,000
255,000 5.500%,  4/20/2026
i
266,794
30,000 5.750%,  4/20/2029
i
32,360
Avis Budget Car Rental, LLC
110,000 5.375%,  3/1/2029
g,i
114,400
Boeing Company
175,000 5.805%,  5/1/2050 238,697
Burlington Northern Santa Fe, LLC
140,000 5.750%,  5/1/2040 201,958
100,000 4.450%,  3/15/2043 128,710
CSX Corporation
270,000 3.800%,  4/15/2050 319,111
Delta Air Lines, Inc.
166,000 7.000%,  5/1/2025
i
195,258
484,000 4.750%,  10/20/2028
i
540,870
Southwest Airlines Company
110,000 4.750%,  5/4/2023 117,851
150,000 5.125%,  6/15/2027 177,400
368,000 2.625%,  2/10/2030 380,801
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,285

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Transportation (0.1%) - continued
United Airlines, Inc.
$ 140,000 4.375%,  4/15/2026
i
$ 144,043
140,000 4.625%,  4/15/2029
i
144,025
United Parcel Service, Inc.
360,000 4.450%,  4/1/2030 439,230
XPO Logistics, Inc.
100,000 6.125%,  9/1/2023
i
100,420
52,000 6.750%,  8/15/2024
i
53,950
95,000 6.250%,  5/1/2025
i
100,819
Total 3,919,672
U.S. Government & Agencies (4.5%)
U.S. Treasury Bonds
400,000 1.625%,  11/15/2050 373,937
4,485,000 2.250%,  11/15/2027 4,856,940
7,300,000 2.875%,  5/15/2028 8,218,773
1,510,000 5.250%,  11/15/2028 1,962,292
4,600,000 1.625%,  8/15/2029 4,788,133
4,100,000 1.500%,  2/15/2030 4,218,035
250,000 0.875%,  11/15/2030 242,734
2,070,000 1.125%,  2/15/2031 2,051,888
1,175,000 4.375%,  5/15/2040 1,685,712
6,780,000 3.000%,  5/15/2042 8,179,699
12,618,000 2.500%,  5/15/2046 14,156,804
10,050,000 2.875%,  5/15/2049 12,192,299
U.S. Treasury Notes
7,440,000 1.875%,  7/31/2022 7,572,525
6,040,000 0.125%,  10/31/2022 6,041,416
80,000 2.000%,  11/30/2022 82,006
22,100,000 0.125%,  12/31/2022 22,100,863
1,610,000 0.125%,  1/31/2023 1,609,811
4,750,000 2.500%,  3/31/2023 4,934,805
940,000 0.125%,  4/30/2023 939,413
500,000 0.125%,  10/15/2023 498,945
6,560,000 2.500%,  1/31/2024 6,924,644
1,585,000 2.125%,  7/31/2024 1,668,832
2,490,000 2.250%,  11/15/2024 2,639,303
4,360,000 2.125%,  11/30/2024 4,605,931
700,000 1.375%,  1/31/2025 722,367
17,550,000 2.875%,  5/31/2025 19,126,758
250,000 0.250%,  8/31/2025 246,797
5,715,000 2.625%,  1/31/2026 6,221,090
2,390,000 0.500%,  2/28/2026 2,374,689
20,870,000 2.500%,  2/28/2026 22,622,754
5,000,000 0.500%,  4/30/2027 4,910,352
Total 178,770,547
Utilities (0.3%)
Ameren Illinois Company
270,000 4.500%,  3/15/2049 356,094
American Water Capital
Corporation
450,000 2.800%,  5/1/2030 487,717
Appalachian Power Company
92,000 3.300%,  6/1/2027 100,630
Arizona Public Service Company
300,000 3.500%,  12/1/2049 336,608
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 193,894
Calpine Corporation
220,000 4.500%,  2/15/2028
i
226,600
Principal
Amount Long-Term Fixed Income (14.4%) Value
Utilities (0.3%) - continued
CenterPoint Energy Resources
Corporation
$ 250,000 1.750%,  10/1/2030 $ 245,247
CenterPoint Energy, Inc.
175,000 2.500%,  9/1/2024 183,328
245,000 4.250%,  11/1/2028 284,054
CMS Energy Corporation
126,000 2.950%,  2/15/2027 134,710
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 146,254
70,000 4.350%,  11/15/2045 88,592
Consolidated Edison Company of
New York, Inc.
675,000 4.125%,  5/15/2049 805,496
Consolidated Edison, Inc.
63,000 4.500%,  12/1/2045 78,479
Consumers Energy Company
325,000 4.350%,  4/15/2049 425,957
DTE Electric Company
95,000 3.700%,  3/15/2045 110,581
135,000 3.700%,  6/1/2046 157,776
Duke Energy Carolinas, LLC
350,000 3.700%,  12/1/2047 408,955
Duke Energy Corporation
168,000 3.750%,  9/1/2046 184,487
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 132,325
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 196,098
Edison International
575,000 5.750%,  6/15/2027 662,696
Enel Finance International NV
270,000 1.875%,  7/12/2028
i
273,168
Exelon Corporation
340,000 4.700%,  4/15/2050 441,497
90,000 5.100%,  6/15/2045 120,341
376,000 4.450%,  4/15/2046 466,968
FirstEnergy Corporation
60,000 3.350%,  7/15/2022 60,752
ITC Holdings Corporation
30,000 4.050%,  7/1/2023 31,657
84,000 5.300%,  7/1/2043 113,039
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
i
156,984
Mississippi Power Company
185,000 3.950%,  3/30/2028 211,585
National Rural Utilities Cooperative
Finance Corporation
175,000 3.900%,  11/1/2028 201,402
400,000 3.700%,  3/15/2029 453,500
NextEra Energy Operating
Partners, LP
190,000 3.875%,  10/15/2026
i
199,975
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 343,430
NiSource, Inc.
375,000 3.600%,  5/1/2030 419,724
NRG Energy, Inc.
185,000 3.375%,  2/15/2029
i
184,075
65,000 5.250%,  6/15/2029
i
69,712
Pacific Gas and Electric Company
235,000 3.300%,  12/1/2027 239,981

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (14.4%) Value
Utilities (0.3%) - continued
$ 184,000 3.250%,  6/1/2031 $ 181,156
PG&E Corporation
90,000 5.000%,  7/1/2028 87,638
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 166,476
Public Service Electric & Gas
Company
230,000 3.000%,  5/15/2027 251,241
San Diego Gas and Electric
Company
330,000 4.150%,  5/15/2048 413,228
South Carolina Electric & Gas
Company
305,000 5.100%,  6/1/2065 462,360
Southern California Edison
Company
185,000 4.000%,  4/1/2047 195,824
Southern Company
250,000 3.250%,  7/1/2026 273,178
Southern Company Gas Capital
Corporation
230,000 4.400%,  5/30/2047 278,384
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 72,873
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 178,075
Talen Energy Supply, LLC
95,000 7.625%,  6/1/2028
i
86,670
TerraForm Power Operating, LLC
175,000 5.000%,  1/31/2028
i
189,000
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 365,290
Vistra Operations Company, LLC
170,000 5.000%,  7/31/2027
i
175,525
Total 13,311,286
Total Long-Term Fixed Income
(cost $550,290,907) 577,377,642
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
13,620,455 Thrivent Cash Management Trust 13,620,455
Total Collateral Held for
Securities Loaned
(cost $13,620,455) 13,620,455
Shares or
Principal
Amount Short-Term Investments ( 12.1% ) Value
Federal Home Loan Bank Discount
Notes
1,400,000 0.013%, 8/4/2021
o,p
1,399,998
700,000 0.014%, 8/6/2021
o,p
699,998
4,200,000 0.014%, 8/11/2021
o,p
4,199,968
100,000 0.035%, 8/18/2021
o,p
99,999
2,200,000 0.045%, 8/20/2021
o,p
2,199,967
500,000 0.023%, 8/25/2021
o,p
499,990
3,900,000 0.041%, 9/8/2021
o,p
3,899,840
7,100,000 0.040%, 9/15/2021
o,p
7,099,653
23,400,000 0.040%, 9/20/2021
o,p
23,398,726
700,000 0.040%, 9/22/2021
o,p
699,960
100,000 0.040%, 9/23/2021
o,p
99,994
Shares or
Principal
Amount Short-Term Investments (12.1%) Value
Thrivent Core Short-Term Reserve
Fund
43,139,346 0.130% $ 431,393,460
U.S. Treasury Bills
600,000 0.036%, 8/12/2021
o,q
599,994
2,400,000 0.048%, 8/26/2021
o,r
2,399,940
7,000,000 0.041%, 9/9/2021
o,q
6,999,668
Total Short-Term Investments
(cost $485,554,962) 485,691,155
Contracts Options Purchased ( <0.1% ) Value
Put on 30-Yr. U.S. Treasury Bond
Futures
54 $149.00, expires 8/27/2021 844
Total Options Purchased
(cost $59,277) 844
Total Investments (cost
$3,069,892,653) 103.7% $4,148,589,885
Other Assets and Liabilities, Net
(3.7%) (147,887,325)
Total Net Assets 100.0% $4,000,702,560
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 30, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $98,946,938 or 2.5% of
total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 30, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

l All or a portion of the security is insured or guaranteed.
m Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n All or a portion of the security was earmarked to cover
written options.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
r At July 30, 2021, $168,996 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of July 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,668,207
Common Stock 11,458,722
Total lending $13,126,929
Gross amount payable upon return of
collateral for securities loaned $13,620,455
Net amounts due to counterparty $493,526
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,474,306 – 1,474,306 –
Capital Goods 4,114,903 – 3,906,945 207,958
Communications Services 5,479,395 – 5,391,285 88,110
Consumer Cyclical 4,362,367 – 4,362,367 –
Consumer Non-Cyclical 5,301,797 – 5,251,047 50,750
Energy 439,140 – 439,140 –
Financials 1,497,340 – 1,497,340 –
Technology 3,300,920 – 3,300,920 –
Transportation 1,598,529 – 1,598,529 –
Utilities 922,368 – 922,368 –
Registered Investment Companies
Unaffiliated 38,539,037 38,539,037 – –
Affiliated 1,685,798,243 1,685,798,243 – –
Common Stock
Communications Services 34,672,630 34,667,134 5,496 –
Consumer Discretionary 133,043,926 133,030,964 12,962 –
Consumer Staples 31,212,916 31,212,916 – –
Energy 22,070,101 22,070,101 – –
Financials 148,653,641 146,827,823 1,825,818 –
Health Care 140,247,381 140,247,381 – –
Industrials 179,712,012 177,740,847 1,971,165 –
Information Technology 209,475,317 208,707,584 767,733 –
Materials 41,395,986 39,842,180 1,553,804 2
Real Estate 70,805,708 70,805,708 – –
Utilities 15,871,622 15,871,622 – –
Long-Term Fixed Income
Asset-Backed Securities 30,818,735 – 30,467,094 351,641
Basic Materials 6,402,889 – 6,402,889 –
Capital Goods 11,295,255 – 11,295,255 –
Collateralized Mortgage Obligations 26,185,811 – 26,185,811 –
Commercial Mortgage-Backed Securities 5,841,625 – 5,094,535 747,090
Communications Services 21,353,085 – 21,353,085 –
Consumer Cyclical 23,071,952 – 23,071,952 –
Consumer Non-Cyclical 25,928,318 – 25,928,318 –
Energy 17,470,380 – 17,470,380 –
Financials 47,333,103 – 47,333,103 –
Mortgage-Backed Securities 150,328,972 – 150,328,972 –
Technology 15,346,012 – 15,346,012 –
Transportation 3,919,672 – 3,919,672 –
U.S. Government & Agencies 178,770,547 – 178,770,547 –
Utilities 13,311,286 – 13,311,286 –
Short-Term Investments 54,297,695 – 54,297,695 –
Options Purchased 844 844 – –
Subtotal Investments in Securities $3,411,665,766 $2,745,362,384 $664,857,831 $1,445,551
Other Investments  * Total
Affiliated Registered Investment Companies 291,910,204
Affiliated Short-Term Investments 431,393,460
Collateral Held for Securities Loaned 13,620,455
Subtotal Other Investments $736,924,119
Total Investments at Value $4,148,589,885
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 46,170,776 46,170,776 – –
Total Asset Derivatives $46,170,776 $46,170,776 $– $–
Liability Derivatives
Futures Contracts 14,094,830 14,094,830 – –
Call Options Written 136,020 – – 136,020
Credit Default Swaps 83,199 – 83,199 –
Total Liability Derivatives $14,314,049 $14,094,830 $83,199 $136,020
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling
$44,463,593 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 250 September 2021 $ 32,901,070 $ 712,213
CBOT 2-Yr. U.S. Treasury Note 323 September 2021 71,265,389 6,580
CBOT 5-Yr. U.S. Treasury Note 295 September 2021 36,467,369 243,997
CBOT U.S. Long Bond 166 September 2021 25,915,996 1,427,316
CME E-mini Russell 2000 Index 12 September 2021 1,370,078 (37,118)
CME E-mini S&P 500 Index 2,942 September 2021 622,099,574 23,595,876
CME E-mini S&P Mid-Cap 400 Index 6 September 2021 1,618,202 1,018
CME Euro Foreign Exchange Currency 757 September 2021 115,638,657 (3,356,632)
CME Ultra Long Term U.S. Treasury Bond 192 September 2021 35,760,240 2,549,760
Eurex Euro STOXX 50 Index 2,378 September 2021 116,114,996 (838,456)
ICE US mini MSCI Emerging Markets Index 242 September 2021 16,564,915 (1,104,745)
Ultra 10-Yr. U.S. Treasury Note 113 September 2021 16,312,090 666,160
Total Futures Long Contracts $ 1,092,028,576 $ 23,865,969
CBOT 5-Yr. U.S. Treasury Note (64) September 2021 ( $ 7,967,800) $ 3,300
CME E-mini NASDAQ 100 Index (422) September 2021 (117,750,453) (8,476,077)
CME E-mini Russell 2000 Index (3,025) September 2021 (350,102,798) 14,085,798
CME E-mini S&P Mid-Cap 400 Index (900) September 2021 (245,601,869) 2,718,869
ICE mini MSCI EAFE Index (83) September 2021 (9,785,399) 159,889
Ultra 10-Yr. U.S. Treasury Note (50) September 2021 (7,230,698) (281,802)
Total Futures Short Contracts ( $ 738,439,017) $8,209,977
Total Futures Contracts $ 353,589,559 $32,075,946

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Fund's options contracts held as of July 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 54.00 $ 149.00 August 2021 $8,894,813 $ 844 ( $ 58,433)
Total Options Purchased Contracts $844 ($58,433)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (6.25) $ 100.60 August 2021 ( $ 6,374,756) ( $ 83,774) ( $ 43,247)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (6.25) 101.19
September
2021 (6,361,084) (52,246) (9,033)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($136,020) ($52,280)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Aggressive Allocation Fund's swaps contracts held as of July 30, 2021. Investments totaling $7,599,662 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, At 5.00%, Quarterly Sell 6/20/2026 ( $ 23,730,000) $ – ( $ 24,873) ( $ 24,873)
CDX HY 36, 5 Year, At 5.00%, Quarterly Sell 6/20/2026 (52,870,000) – (58,326) (58,326)
Total Credit Default Swaps $– ($83,199) ($83,199)
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $43,419 $3,767 $– $47,846 4,804 1.2%
Core Emerging Markets Equity 25,904 3,851 – 34,181 2,853 0.9
Core International Equity 78,266 11,647 35,000 77,903 7,025 1.9
Core Low Volatility Equity 154,722 3,596 57,000 131,980 9,077 3.3
Global Stock, Class S 140,176 5,301 – 191,023 6,001 4.8
High Yield, Class S 22,568 837 – 24,516 5,205 0.6
Income, Class S 73,867 3,558 – 77,205 7,759 1.9
International Allocation, Class S 226,007 4,206 – 300,561 24,984 7.5
Large Cap Growth, Class S 299,553 21,779 – 401,812 19,668 10.0
Large Cap Value, Class S 215,898 16,283 – 316,777 11,186 7.9
Limited Maturity Bond, Class S 38,375 439 – 38,996 3,066 1.0
Mid Cap Stock, Class S 182,940 7,016 – 264,859 6,741 6.6
Small Cap Stock, Class S 45,587 934 – 70,050 2,012 1.8
Total Affiliated Registered Investment
Companies 1,547,282 1,977,709 49.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 263,830 638,869 471,305 431,393 43,139 10.8
Total Affiliated Short-Term Investments 263,830 431,393 10.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   7,754 399,113 393,247 13,620 13,620 0.4
Total Collateral Held for Securities Loaned 7,754 13,620 0.4
Total Value $1,818,866 $2,422,722
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $660 $– $1,487
Core Emerging Markets Equity – 4,426 – 250
Core International Equity (447) 23,437 – 1,809
Core Low Volatility Equity Fund 2,079 28,583 568 3,028
Global Stock, Class S – 45,546 3,687 1,614
High Yield, Class S – 1,111 – 837
Income, Class S – (220) 1,982 1,577
International Allocation, Class S – 70,348 – 4,206
Large Cap Growth, Class S – 80,480 21,779 –
Large Cap Value, Class S – 84,596 12,347 3,935
Limited Maturity Bond, Class S – 182 – 439
Mid Cap Stock, Class S – 74,903 6,433 584
Small Cap Stock, Class S – 23,529 572 362
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (28) 27 – 440
Total Income/Non Income Cash from Affiliated Investments $20,568
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 2 55
Total Affiliated Income from Securities Loaned, Net $55
Total $1,604 $437,608 $47,370

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.8% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 92,150
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 91,517
Hexion, Inc., Term Loan
108,614
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
108,343
INEOS US Petrochem, LLC, Term
Loan
210,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
209,160
Innophos Holdings, Inc., Term
Loan
108,625
3.592%,  (LIBOR 1M +
3.500%), 2/7/2027
b
108,128
Nouryon USA, LLC, Term Loan
252,441
2.835%,  (LIBOR 1M +
2.750%), 10/1/2025
b
249,015
Pixelle Specialty Solutions, LLC,
Term Loan
186,309
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
186,076
Sparta US HoldCo, LLC, Term
Loan
45,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
44,944
Venator Finance SARL, Term Loan
144,251
3.092%,  (LIBOR 1M +
3.000%), 8/8/2024
b
142,387
Total 1,139,570
Capital Goods (0.3%)
Bingo Industries, Ltd., Term Loan
105,000
0.000%,  (LIBOR 1M +
3.500%), 7/9/2028
b,c,d,e
104,213
Flex Acquisition Company, Inc.,
Term Loan
237,201
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
233,589
169,575
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
168,012
Gemini HDPE, LLC, Term Loan
180,761
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
180,008
GFL Environmental, Inc., Term
Loan
203,975
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
203,779
Graham Packaging Company,
Inc., Term Loan
199,500
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
198,103
Groupe Solmax, Inc., Term Loan
120,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
119,900
Hyperion Materials &
Technologies, Inc., Term Loan
70,000
0.000%,  (LIBOR 1M +
4.500%), 7/29/2028
b,c,d
69,913
MI Windows and Doors, Inc., Term
Loan
174,125
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
173,994
Principal
Amount Bank Loans (1.8%)
a
Value
Capital Goods (0.3%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 152,823
2.842%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 152,250
84,575
3.342%,  (LIBOR 1M +
3.250%), 2/5/2026
b
83,533
Quikrete Holdings Inc., Term Loan
170,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
168,123
RLG Holdings, LLC, Delayed Draw
31,646
0.000%,  (LIBOR 1M +
4.250%), 7/2/2028
b,c,d
31,566
RLG Holdings, LLC, Term Loan
125,000
5.000%,  (LIBOR 3M +
4.250%), 7/2/2028
b
124,687
TransDigm, Inc., Term Loan
380,215
2.342%,  (LIBOR 1M +
2.250%), 12/9/2025
b
373,223
TricorBraun Holdings, Inc.,
Delayed Draw
45,907
3.325%,  (LIBOR 2M +
3.250%), 3/3/2028
b,c,d
45,419
TricorBraun Holdings, Inc., Term
Loan
204,093
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
201,925
Trident TPI Holdings Inc., Delayed
Draw
9,000
0.000%,  (LIBOR 1M +
4.000%), 7/29/2028
b,c,d,e
8,989
Trident TPI Holdings Inc., Term
Loan
61,000
0.000%,  (LIBOR 1M +
4.000%), 7/29/2028
b,c,d,e
60,924
Vertiv Group Corporation, Term
Loan
681,575
2.851%,  (LIBOR 1M +
2.750%), 3/2/2027
b
674,650
Total 3,376,800
Communications Services (0.3%)
Allen Media, LLC, Delayed Draw
67,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
66,414
Allen Media, LLC, Term Loan
73,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d,e
72,270
Altice France SA, Term Loan
114,900
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
111,836
Cablevision Lightpath, LLC, Term
Loan
183,612
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
182,970
CCI Buyer, Inc., Term Loan
59,850
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
59,861
CommScope, Inc., Term Loan
207,884
3.342%,  (LIBOR 1M +
3.250%), 4/4/2026
b
205,545
Directv Financing, LLC, Term Loan
325,000
0.000%,  (LIBOR 1M +
5.000%), 7/22/2027
b,c,d
324,230

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Communications Services (0.3%) - continued
E.W. Scripps Company, Term Loan
$ 205,150
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
$ 204,444
Eagle Broadband Investments,
LLC, Term Loan
303,475
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
302,337
Entercom Media Corporation, Term
Loan
149,685
2.588%,  (LIBOR 1M +
2.500%), 11/17/2024
b
147,477
iHeartCommunications, Inc., Term
Loan
115,612
3.092%,  (LIBOR 1M +
3.000%), 5/1/2026
b
114,058
Indy US Bidco, LLC, Term Loan
179,550
4.103%,  (LIBOR 1M +
4.000%), 3/5/2028
b
179,133
Meredith Corporation, Term Loan
158,797
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
161,874
Metronet Systems Holdings, LLC,
Delayed Draw
19,444
0.000%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
19,420
Metronet Systems Holdings, LLC,
Term Loan
175,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
174,781
NEP Group, Inc., Term Loan
170,625
3.342%,  (LIBOR 1M +
3.250%), 10/20/2025
b
164,105
25,000
7.092%,  (LIBOR 1M +
7.000%), 10/19/2026
b
24,025
Nexstar Broadcasting, Inc., Term
Loan
246,980
2.600%,  (LIBOR 1M +
2.500%), 9/19/2026
b
244,476
ORBCOMM, Inc., Term Loan
150,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
149,720
Peraton Corporation, Term Loan
269,325
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
268,905
Radiate Holdco, LLC, Term Loan
427,850
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
426,006
Terrier Media Buyer, Inc., Term
Loan
258,700
3.592%,  (LIBOR 1M +
3.500%), 12/17/2026
b
255,934
Univision Communications, Inc.,
Term Loan
140,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
139,497
Voyage Australia Property, Ltd.,
Term Loan
150,000
4.000%,  (LIBOR 3M +
3.500%), 5/27/2028
b,c,d
149,625
WideOpenWest Finance, LLC,
Term Loan
214,915
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
214,199
Principal
Amount Bank Loans (1.8%)
a
Value
Communications Services (0.3%) - continued
Xplornet Communications, Inc.,
Term Loan
$ 188,212
4.842%,  (LIBOR 1M +
4.750%), 6/10/2027
b
$ 188,212
Total 4,551,354
Consumer Cyclical (0.3%)
ACProducts Holdings, Inc., Term
Loan
100,000
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
99,266
American Trailer World
Corporation, Term Loan
175,000
0.000%,  (LIBOR 1M +
3.750%), 3/5/2028
b,c,d
172,485
Caesars Resort Collection, LLC,
Term Loan
243,162
4.592%,  (LIBOR 1M +
4.500%), 7/20/2025
b
243,163
Carnival Corporation, Term Loan
139,647
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
138,513
Cengage Learning, Inc., Term
Loan
280,000
0.000%,  (LIBOR 3M +
4.750%), 6/29/2026
b,c,d
279,586
CP Atlas Buyer, Inc., Term Loan
169,575
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
168,710
Golden Entertainment, Inc., Term
Loan
353,437
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
351,377
Golden Nugget, LLC, Term Loan
162,238
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
160,572
LCPR Loan Financing, LLC, Term
Loan
170,000
3.843%,  (LIBOR 1M +
3.750%), 10/15/2028
b
170,043
Michaels Companies, Inc., Term
Loan
280,000
5.000%,  (LIBOR 1M +
4.250%), 4/15/2028
b
280,000
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
19,375
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
19,363
Osmosis Debt Merger Sub, Inc.,
Term Loan
155,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
154,904
Penn National Gaming, Inc., Term
Loan
117,871
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
116,790
Raptor Acquisition Corporation,
Term Loan
95,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
94,941
Scientific Games International,
Inc., Term Loan
649,285
2.842%,  (LIBOR 1M +
2.750%), 8/14/2024
b
638,916

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Consumer Cyclical (0.3%) - continued
Staples, Inc., Term Loan
$ 35,191
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
$ 34,493
140,915
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
136,511
Tenneco, Inc., Term Loan
179,333
3.092%,  (LIBOR 1M +
3.000%), 10/1/2025
b
176,980
Truck Hero, Inc., Term Loan
44,888
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
44,708
Wyndham Hotels & Resorts, Inc.,
Term Loan
136,150
1.842%,  (LIBOR 1M +
1.750%), 5/30/2025
b
134,618
Total 3,615,939
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
75,000
3.592%,  (LIBOR 1M +
3.500%), 4/8/2028
b
74,906
Bausch Health Americas, Inc.,
Term Loan
282,192
3.092%,  (LIBOR 1M +
3.000%), 6/1/2025
b
280,076
Bellring Brands, LLC, Term Loan
184,774
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
185,437
Blue Ribbon, LLC, Term Loan
193,781
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
189,421
Chobani, LLC, Term Loan
94,287
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
94,170
City Brewing Company, LLC, Term
Loan
115,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
113,994
CNT Holdings I Corporation, Term
Loan
124,687
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
124,376
35,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
35,525
Dole Food Company, Inc., Term
Loan
212,449
5.000%,  (LIBOR 1M +
2.750%), 4/6/2024
b
212,184
Endo Luxembourg Finance
Company I Sarl, Term Loan
304,238
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
296,403
Gainwell Acquisition Corporation,
Term Loan
349,123
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
348,795
Global Medical Response, Inc.,
Term Loan
28,950
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
28,914
582,075
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
582,488
Principal
Amount Bank Loans (1.8%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Herens US Holdco Corporation,
Term Loan
$ 265,000
0.000%,  (LIBOR 2M +
4.000%), 5/14/2028
b,c,d
$ 264,724
MPH Acquisition Holdings, LLC,
Term Loan
449,196
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
445,777
Ortho-Clinical Diagnostics SA,
Term Loan
328,071
3.101%,  (LIBOR 1M +
3.000%), 6/30/2025
b
326,569
Petco Health & Wellness
Company, Inc., Term Loan
224,438
3.373%,  (LIBOR 2M +
3.250%), 3/4/2028
b
223,385
PetSmart, Inc., Term Loan
310,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
309,690
Precision Medicine Group, LLC,
Delayed Draw
25,385
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
25,274
Precision Medicine Group, LLC,
Term Loan
193,642
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
192,796
Sotera Health Holdings, LLC, Term
Loan
127,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
126,418
Total 4,481,322
Energy (<0.1%)
Calpine Corporation, Term Loan
233,825
2.600%,  (LIBOR 1M +
2.500%), 12/16/2027
b
231,213
Energizer Holdings, Inc., Term
Loan
64,675
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
64,190
Lealand Finance Company BV,
Term Loan
53,030
0.000%,PIK 3.000%, (LIBOR
1M + 1.000%), 6/30/2025
b,f
23,758
Total 319,161
Financials (0.1%)
Asurion, LLC, Term Loan
268,650
3.342%,  (LIBOR 1M +
3.250%), 12/23/2026
b
263,487
94,763
3.342%,  (LIBOR 1M +
3.250%), 7/31/2027
b
93,025
175,000
5.342%,  (LIBOR 1M +
5.250%), 2/3/2028
b
174,001
155,000
0.000%,  (LIBOR 1M +
5.250%), 1/15/2029
b,c,d
154,079
Digicel International Finance, Ltd.,
Term Loan
214,018
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
203,531
NCR Corporation, Term Loan
107,525
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
105,240

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.8%)
a
Value
Financials (0.1%) - continued
Northriver Midstream Finance, LP,
Term Loan
$ 136,543
3.395%,  (LIBOR 3M +
3.250%), 10/1/2025
b
$ 135,195
Tiger Acquisition, LLC, Term Loan
95,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
94,229
Tronox Finance, LLC, Term Loan
148,373
2.627%,  (LIBOR 1M +
2.500%), 3/11/2028
b
146,866
Total 1,369,653
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
215,726
3.628%,  (LIBOR 2M +
3.500%), 8/21/2026
b
209,254
Crown Subsea Communications
Holding, Inc., Term Loan
251,233
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
252,595
Gogo Intermediate Holdings, LLC,
Term Loan
240,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
238,651
Lummus Technology Holdings V,
LLC, Term Loan
468,825
3.592%,  (LIBOR 1M +
3.500%), 6/30/2027
b
464,648
Prime Security Services Borrower,
LLC, Term Loan
583,538
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
580,701
Rackspace Technology Global,
Inc., Term Loan
379,050
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
374,210
Redstone Holdco 2 LP, Delayed
Draw
38,246
0.000%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
37,935
28,254
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
27,760
Redstone Holdco 2 LP, Term Loan
97,720
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
96,926
49,272
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
48,410
SS&C Technologies, Inc., Term
Loan
22,888
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
22,532
21,732
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
21,394
Verscend Holding Corporation,
Term Loan
90,000
4.092%,  (LIBOR 1M +
4.000%), 8/27/2025
b
89,752
Zayo Group Holdings, Inc., Term
Loan
406,776
3.092%,  (LIBOR 1M +
3.000%), 3/9/2027
b
399,877
Total 2,864,645
Principal
Amount Bank Loans (1.8%)
a
Value
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 455,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 467,171
Air Canada, Term Loan
98,000
0.000%,  (LIBOR 1M +
3.500%), 7/27/2028
b,c,d
98,164
Genesee & Wyoming, Inc., Term
Loan
217,250
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
215,132
Hertz Corporation, Term Loan
75,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
74,516
14,135
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
14,043
Mileage Plus Holdings, LLC, Term
Loan
125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
132,297
SkyMiles IP, Ltd., Term Loan
170,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
179,398
United Airlines, Inc., Term Loan
144,637
4.500%,  (LIBOR 1M +
3.750%), 4/21/2028
b
144,692
Total 1,325,413
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
37,241
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
37,241
CQP Holdco LP, Term Loan
340,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
337,820
EnergySolutions, LLC, Term Loan
129,070
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
128,263
Exgen Renewables IV, LLC, Term
Loan
85,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
84,770
Osmose Utilities Services, Inc.,
Term Loan
60,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
59,438
PG&E Corporation, Term Loan
253,266
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
246,512
Total 894,044
Total Bank Loans
(cost $23,954,956) 23,937,901
Principal
Amount Long-Term Fixed Income ( 39.0% ) Value
Asset-Backed Securities (2.1%)
510 Asset Backed 2021-NPL1
Trust
450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
451,247

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Asset-Backed Securities (2.1%) - continued
522 Funding CLO, Ltd.
$ 475,000
1.734%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,g
$ 474,583
Access Group, Inc.
93,236
0.589%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
92,397
Aimco CLO 10, Ltd.
400,000
1.458%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
400,000
Aimco CLO 11, Ltd.
650,000
1.506%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,g
650,859
Arch Street CLO, Ltd.
300,000
2.434%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,g
300,033
300,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
299,997
Ares CLO, Ltd.
550,000
1.534%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
550,218
Ares XXXIIR CLO, Ltd.
525,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,g
525,042
Buttermilk Park CLO, Ltd.
925,000
1.526%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
925,353
Carlyle Global Market Strategies
CLO, Ltd.
600,000
1.576%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
600,165
CarVal CLO II, Ltd.
475,000
1.634%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,g
474,999
275,000
2.134%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,g
274,501
CBAM, Ltd.
600,000
1.406%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
600,101
Cent CLO, LP
175,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
175,101
CIFC Funding, Ltd.
250,000
1.734%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,g
250,255
CMFT Net Lease Master Issuer,
LLC
325,000
2.090%,  7/20/2051, Ser.
2021-1, Class A1
e,g
326,523
Principal
Amount Long-Term Fixed Income (39.0%) Value
Asset-Backed Securities (2.1%) - continued
Colony American Finance Trust
$ 533,108
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
$ 562,981
Commonbond Student Loan Trust
80,081
0.589%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
79,555
CoreVest American Finance Trust
709,964
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
746,458
Dryden 36 Senior Loan Fund
375,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
375,158
Dryden Senior Loan Fund
500,000
1.534%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
500,221
ECMC Group Student Loan Trust
428,377
1.239%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,g
432,589
Flatiron CLO, Ltd.
250,000
1.905%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,g
250,327
Galaxy XIX CLO, Ltd.
350,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
350,058
Galaxy XX CLO, Ltd.
550,000
1.134%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
550,037
Golub Capital Partners, Ltd.
419,077
1.284%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
b,g
419,114
468,000
1.334%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
467,156
Harley Marine Financing, LLC
1,169,314
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,136,215
Home Partners of America Trust
671,586
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
695,305
656,056
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
692,805
450,000
2.078%,  9/19/2041, Ser.
2021-1, Class C
g
452,222
Laurel Road Prime Student Loan
Trust
356,981
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,g
371,010
Longfellow Place CLO, Ltd.
900,000
1.876%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,g
899,996
250,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
250,015

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Asset-Backed Securities (2.1%) - continued
Madison Park Funding XIV, Ltd.
$ 400,000
1.538%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
$ 400,046
Madison Park Funding, Ltd.
425,000
2.234%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,g
426,294
Magnetite XII, Ltd.
525,000
1.226%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,g
525,122
Mercury Financial Credit Card
Master Trust
400,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
g
401,628
Mountain View CLO, Ltd.
375,000
1.246%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,g
374,964
MRA Issuance Trust
500,000
1.842%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,g
499,954
National Collegiate Trust
169,561
0.384%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
166,599
Neuberger Berman CLO, Ltd.
250,000
1.168%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,g
250,000
Octagon Investment Partners 32,
Ltd.
725,000
2.176%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,g
725,104
Octagon Investment Partners XVI,
Ltd.
100,000
1.534%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
100,038
OZLM IX, Ltd.
275,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
275,218
OZLM VIII, Ltd.
763,987
1.304%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,g
764,206
Palmer Square Loan Funding, Ltd.
300,000
1.784%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
300,176
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
g
303,667
Shackleton 2015-VII-R CLO, Ltd.
650,000
1.276%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,g
650,151
Principal
Amount Long-Term Fixed Income (39.0%) Value
Asset-Backed Securities (2.1%) - continued
SLM Student Loan Trust
$ 133,907
0.489%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
$ 131,709
Sound Point CLO XIV, Ltd.
550,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,g
548,654
Sound Point CLO XV, Ltd.
575,000
2.188%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,g
575,095
Sound Point CLO XXI, Ltd.
350,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
350,119
THL Credit Wind River CLO, Ltd.
300,000
1.564%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,g
300,885
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
g,h
500,758
Upstart Securitization Trust
211,674
1.702%,  11/20/2030, Ser.
2020-3, Class A
g
212,889
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
225,451
Voya CLO, Ltd.
299,532
1.326%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
299,532
Whitebox CLO II, Ltd.
250,000
2.375%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,g
250,204
Wind River CLO, Ltd.
350,000
1.734%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,g
350,117
275,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
275,092
Total 26,786,268
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
275,000 2.700%,  5/15/2040 288,410
Alcoa Nederland Holding BV
155,000 5.500%,  12/15/2027
g
167,400
BWAY Holding Company
85,000 5.500%,  4/15/2024
g
85,531
Chemours Company
105,000 5.750%,  11/15/2028
g
111,431
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 84,400
60,000 4.625%,  3/1/2029
g
63,675
60,000 4.875%,  3/1/2031
g
64,800
Consolidated Energy Finance SA
100,000 6.875%,  6/15/2025
g
101,505
DowDuPont, Inc.
150,000 4.493%,  11/15/2025 170,670

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Basic Materials (0.4%) - continued
First Quantum Minerals, Ltd.
$ 195,000 7.500%,  4/1/2025
g
$ 202,098
Freeport-McMoRan, Inc.
100,000 4.125%,  3/1/2028 104,750
180,000 4.250%,  3/1/2030 194,175
15,000 4.625%,  8/1/2030 16,481
Glencore Funding, LLC
23,000 4.125%,  5/30/2023
g
24,391
235,000 4.000%,  3/27/2027
g
262,048
Hecla Mining Company
40,000 7.250%,  2/15/2028 43,317
Hudbay Minerals, Inc.
100,000 4.500%,  4/1/2026
g
101,750
Ingevity Corporation
160,000 3.875%,  11/1/2028
g
160,000
International Paper Company
118,000 4.350%,  8/15/2048 149,928
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 89,300
245,000 4.500%,  7/15/2027 281,857
Kraton Polymers, LLC
140,000 4.250%,  12/15/2025
g
143,500
Mercer International, Inc.
90,000 5.125%,  2/1/2029 91,687
Novelis Corporation
95,000 5.875%,  9/30/2026
g
98,579
45,000 3.250%,  11/15/2026
d,g
45,675
60,000 4.750%,  1/30/2030
g
63,889
45,000 3.875%,  8/15/2031
d,g
45,506
OCI NV
86,000 4.625%,  10/15/2025
g
88,902
Olin Corporation
190,000 5.125%,  9/15/2027 197,837
SCIH Salt Holdings, Inc.
105,000 4.875%,  5/1/2028
g
104,869
Sherwin-Williams Company
100,000 3.125%,  6/1/2024 106,803
Southern Copper Corporation
275,000 3.875%,  4/23/2025 299,956
Syngenta Finance NV
200,000 5.182%,  4/24/2028
g
230,887
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 393,150
United States Steel Corporation
125,000 6.875%,  3/1/2029 135,679
Vale Overseas, Ltd.
70,000 6.875%,  11/21/2036 97,656
Venator Finance SARL
120,000 5.750%,  7/15/2025
g
115,200
WestRock Company
70,000 3.750%,  3/15/2025 76,741
Total 5,104,433
Capital Goods (0.7%)
AECOM
180,000 5.125%,  3/15/2027 200,250
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
g
120,750
Ardagh Packaging Finance plc
200,000 5.250%,  8/15/2027
g
204,220
BAE Systems plc
350,000 1.900%,  2/15/2031
g
345,193
Principal
Amount Long-Term Fixed Income (39.0%) Value
Capital Goods (0.7%) - continued
Boeing Company
$ 415,000 5.930%,  5/1/2060 $ 574,136
185,000 5.040%,  5/1/2027 213,841
212,000 5.150%,  5/1/2030 252,447
325,000 5.705%,  5/1/2040 422,290
Bombardier, Inc.
110,000 7.500%,  3/15/2025
g
112,080
30,000 7.125%,  6/15/2026
g
31,199
100,000 7.875%,  4/15/2027
g
103,525
Brand Industrial Services, Inc.
55,000 8.500%,  7/15/2025
g
55,934
BWAY Holding Company
110,000 7.250%,  4/15/2025
g
107,366
Carrier Global Corporation
270,000 3.577%,  4/5/2050 300,315
275,000 2.700%,  2/15/2031 289,195
Cintas Corporation No. 2
125,000 3.700%,  4/1/2027 140,559
CNH Industrial NV
110,000 3.850%,  11/15/2027 123,327
Cornerstone Building Brands, Inc.
140,000 6.125%,  1/15/2029
g
149,100
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 51,875
95,000 5.000%,  9/1/2030 101,949
CP Atlas Buyer, Inc.
90,000 7.000%,  12/1/2028
g
92,883
Crown Cork & Seal Company, Inc.
160,000 7.375%,  12/15/2026 196,640
Emerson Electric Company
275,000 1.800%,  10/15/2027 284,256
GFL Environmental, Inc.
30,000 4.000%,  8/1/2028
g
29,647
90,000 3.500%,  9/1/2028
g
90,285
H&E Equipment Services, Inc.
125,000 3.875%,  12/15/2028
g
123,906
Howmet Aerospace, Inc.
140,000 6.875%,  5/1/2025 162,919
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 220,562
JELD-WEN, Inc.
80,000 6.250%,  5/15/2025
g
85,000
30,000 4.625%,  12/15/2025
g
30,563
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 333,163
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 235,671
40,000 6.150%,  9/1/2036 58,024
Meritor, Inc.
70,000 4.500%,  12/15/2028
g
71,659
NESCO Holdings II, Inc.
70,000 5.500%,  4/15/2029
g
72,235
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 350,268
Owens-Brockway Glass Container,
Inc.
80,000 5.875%,  8/15/2023
g
85,700
Raytheon Technologies
Corporation
270,000 4.125%,  11/16/2028 313,230
Republic Services, Inc.
125,000 2.900%,  7/1/2026 134,772

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Capital Goods (0.7%) - continued
Roper Technologies, Inc.
$ 104,000 4.200%,  9/15/2028 $ 120,831
165,000 1.750%,  2/15/2031 161,486
SRM Escrow Issuer, LLC
165,000 6.000%,  11/1/2028
g
176,138
Standard Industries, Inc.
145,000 4.375%,  7/15/2030
g
149,350
Textron, Inc.
275,000 3.375%,  3/1/2028 301,239
Titan Acquisition, Ltd.
45,000 7.750%,  4/15/2026
g
46,314
TransDigm, Inc.
75,000 6.250%,  3/15/2026
g
78,656
325,000 5.500%,  11/15/2027 335,563
20,000 4.625%,  1/15/2029
g
19,950
United Rentals North America, Inc.
140,000 4.875%,  1/15/2028 147,840
90,000 4.000%,  7/15/2030 93,488
United Technologies Corporation
200,000 4.450%,  11/16/2038 247,617
175,000 3.750%,  11/1/2046 202,614
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
g
50,875
WESCO Distribution, Inc.
155,000 7.250%,  6/15/2028
g
172,515
Total 9,175,410
Collateralized Mortgage Obligations (1.6%)
Alternative Loan Trust
145,681
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 115,988
Bellemeade Re, Ltd.
93,341
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
94,099
112,143
1.189%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,g
112,189
450,000
1.800%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,g
452,470
BRAVO Residential Funding Trust
135,978
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
139,101
CHL Mortgage Pass-Through Trust
880,165
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 676,894
CIM Trust
483,251
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
509,817
Citicorp Mortgage Securities, Inc.
286,984
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 284,125
Countrywide Alternative Loan Trust
159,838
2.842%,  10/25/2035, Ser.
2005-43, Class 4A1
b
151,361
139,867
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 71,353
427,490
7.000%,  10/25/2037, Ser.
2007-24, Class A10 221,429
Countrywide Home Loans, Inc.
93,356
5.750%,  4/25/2037, Ser.
2007-3, Class A27 67,215
Principal
Amount Long-Term Fixed Income (39.0%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Credit Suisse Mortgage Trust
$ 418,194
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
$ 435,040
1,080,258
3.445%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,g
1,091,995
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
38,642
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 34,642
Federal Home Loan Mortgage
Corporation - REMIC
4,986,131
2.000%,  11/25/2050, Ser.
5038, Class NI
i
594,448
393,801
3.000%,  2/15/2033, Ser.
4170, Class IG
i
37,735
388,414
3.000%,  3/15/2033, Ser.
4180, Class PI
i
41,448
Federal National Mortgage
Association - REMIC
740,355
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
40,555
6,759,268
1.500%,  11/25/2035, Ser.
2020-99, Class IG
i
369,072
Foundation Finance Trust
405,552
1.270%,  5/15/2041, Ser.
2021-1A, Class A
g
406,826
FWD Securitization Trust
297,307
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
303,427
Galton Funding Mortgage Trust
2018-2
22,002
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
22,038
Genworth Mortgage Insurance
Corporation
600,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
602,237
GS Mortgage-Backed Securities
Trust
160,251
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
162,364
GSAA Home Equity Trust
886,348
4.545%,  8/25/2034, Ser.
2004-10, Class M2
h
919,814
GSR Mortgage Loan Trust
668,284
3.270%,  9/25/2034, Ser.
2004-11, Class 2A2
b
703,180
Legacy Mortgage Asset Trust
287,964
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
290,011
LHOME Mortgage Trust
500,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
g
499,990
475,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,g
474,324
MASTR Alternative Loans Trust
250,843
0.539%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
33,937

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 88,577
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 54,968
MRA Issuance Trust
375,000
1.850%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,g
374,770
950,000
1.250%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,g
949,947
New York Mortgage Trust
500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
g,h
499,680
436,828
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
441,398
Oak Street Investment
395,350
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
g
403,582
Oaktown Re, Ltd.
550,000
1.700%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,g
551,773
Palmer Square Loan Funding, Ltd.
650,000
1.571%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,g
650,130
Preston Ridge Partners Mortgage
Trust, LLC
365,379
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
367,060
473,701
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,g
475,046
Pretium Mortgage Credit Partners,
LLC
275,484
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
g,h
275,876
Residential Accredit Loans, Inc.
Trust
133,058
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 132,471
49,775
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 50,128
Residential Asset Securitization
Trust
527,042
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 451,087
Sequoia Mortgage Trust
310,429
2.860%,  9/20/2046, Ser.
2007-1, Class 4A1
b
241,124
Silver Hill Trust
197,357
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
202,080
Starwood Mortgage Residential
Trust
82,154
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,g
83,088
Toorak Mortgage Corporation, Ltd.
500,431
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
502,204
Principal
Amount Long-Term Fixed Income (39.0%) Value
Collateralized Mortgage Obligations (1.6%) -
continued
Vericrest Opportunity Loan
Transferee
$ 323,604
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
g,h
$ 323,468
222,211
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
g,h
222,583
300,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
300,114
425,361
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
g,h
425,846
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
g,h
300,563
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
g,h
300,428
249,738
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
g,h
250,522
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
200,420
325,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
325,740
Verus Securitization Trust
248,570
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
251,704
284,417
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,g
289,527
190,561
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,g
191,802
613,956
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,g
624,164
WaMu Mortgage Pass Through
Certificates
56,550
3.029%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
55,851
51,465
3.066%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
51,674
Total 20,779,942
Commercial Mortgage-Backed Securities (0.4%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,g
665,412
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,g
510,778
BANK 2021-BNK35
625,000
1.874%,  7/15/2026, Ser.
2021-BN35, Class A2
b,d,e
644,043
BBCMS Mortgage Trust
2,991,662
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
400,682
BFLD Trust
450,000
1.243%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,g
452,530
150,000
1.793%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
151,035
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,999,473
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,i,j
284,715

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
$ 207,772
3.000%,  3/15/2045, Ser.
4741, Class GA $ 213,807
GS Mortgage Securities Trust
795,494
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 845,622
Morgan Stanley Capital I Trust
2,942,782
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
404,751
Total 4,573,375
Communications Services (1.3%)
Altice France SA
130,000 5.125%,  7/15/2029
g
130,963
AMC Networks, Inc.
130,000 4.250%,  2/15/2029 130,000
American Tower Corporation
180,000 3.375%,  10/15/2026 196,813
135,000 2.900%,  1/15/2030 143,596
300,000 2.100%,  6/15/2030 300,189
AT&T, Inc.
161,000 3.500%,  9/15/2053
g
166,425
275,000 2.300%,  6/1/2027 287,925
275,000 4.350%,  3/1/2029 319,991
175,000 5.250%,  3/1/2037 222,365
200,000 4.900%,  8/15/2037 250,304
160,000 5.550%,  8/15/2041 213,388
375,000 3.100%,  2/1/2043 374,748
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
g
129,215
180,000 5.125%,  5/1/2027
g
188,325
135,000 4.750%,  3/1/2030
g
143,094
110,000 4.500%,  8/15/2030
g
115,500
Cengage Learning, Inc.
140,000 9.500%,  6/15/2024
g
143,461
Charter Communications
Operating, LLC
77,000 6.834%,  10/23/2055 115,741
150,000 4.500%,  2/1/2024 163,217
225,000 4.200%,  3/15/2028 256,236
360,000 3.500%,  6/1/2041 367,508
330,000 6.484%,  10/23/2045 464,230
Clear Channel Worldwide
Holdings, Inc.
135,000 7.750%,  4/15/2028
g
140,781
Comcast Corporation
185,000 4.049%,  11/1/2052 223,801
140,000 3.950%,  10/15/2025 157,009
225,000 4.250%,  10/15/2030 267,280
145,000 4.400%,  8/15/2035 177,082
212,000 4.750%,  3/1/2044 277,044
125,000 4.600%,  8/15/2045 159,957
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
g
60,319
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
g
246,030
Crown Castle International
Corporation
67,000 3.200%,  9/1/2024 71,534
CSC Holdings, LLC
160,000 5.375%,  2/1/2028
g
169,013
200,000 4.125%,  12/1/2030
g
200,500
Principal
Amount Long-Term Fixed Income (39.0%) Value
Communications Services (1.3%) - continued
Cumulus Media New Holdings,
Inc.
$ 90,000 6.750%,  7/1/2026
g
$ 94,950
DIRECTV Holdings, LLC
35,000 5.875%,  8/15/2027
d,g
36,186
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 252,295
DISH DBS Corporation
80,000 7.375%,  7/1/2028 86,554
Entercom Media Corporation
70,000 6.500%,  5/1/2027
g
72,100
Front Range BidCo, Inc.
140,000 4.000%,  3/1/2027
g
139,300
90,000 6.125%,  3/1/2028
g
91,589
Frontier Communications
Corporation
70,000 5.875%,  10/15/2027
g
74,805
GCI, LLC
110,000 4.750%,  10/15/2028
g
114,537
Gray Television, Inc.
105,000 4.750%,  10/15/2030
g
104,093
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 89,900
iHeartCommunications, Inc.
100,000 4.750%,  1/15/2028
g
103,609
LCPR Senior Secured Financing
DAC
80,000 6.750%,  10/15/2027
g
85,359
Level 3 Financing, Inc.
140,000 4.625%,  9/15/2027
g
145,390
225,000 4.250%,  7/1/2028
g
229,078
Ligado Networks, LLC
54,047
0.000%,PIK 15.500%,
11/1/2023
f,g
53,101
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
g
441,414
Netflix, Inc
180,000 5.875%,  11/15/2028 223,650
Netflix, Inc.
290,000 4.875%,  4/15/2028 338,891
180,000 4.875%,  6/15/2030
g
216,859
Nexstar Escrow Corporation
160,000 5.625%,  7/15/2027
g
169,152
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 105,530
90,000 4.200%,  6/1/2030 104,543
Radiate Holdco, LLC
60,000 6.500%,  9/15/2028
g
62,351
Scripps Escrow II, Inc.
60,000 5.375%,  1/15/2031
g
59,850
Scripps Escrow, Inc.
70,000 5.875%,  7/15/2027
g
72,450
SFR Group SA
200,000 7.375%,  5/1/2026
g
208,000
Sinclair Television Group, Inc.
150,000 5.500%,  3/1/2030
g
149,812
Sirius XM Radio, Inc.
95,000 5.000%,  8/1/2027
g
99,275
75,000 4.000%,  7/15/2028
g
77,376
55,000 4.125%,  7/1/2030
g
56,742
Sprint Capital Corporation
135,000 6.875%,  11/15/2028 174,165

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Communications Services (1.3%) - continued
$ 95,000 8.750%,  3/15/2032 $ 146,431
Sprint Corporation
415,000 7.625%,  2/15/2025 489,206
Telefonica Emisiones SAU
150,000 4.570%,  4/27/2023 160,076
Terrier Media Buyer, Inc.
70,000 8.875%,  12/15/2027
g
74,851
Time Warner Entertainment
Company, LP
270,000 8.375%,  3/15/2023 303,561
T-Mobile USA, Inc.
350,000 2.550%,  2/15/2031 358,278
105,000 2.875%,  2/15/2031 105,585
250,000 4.375%,  4/15/2040 296,142
United States Cellular Corporation
100,000 6.700%,  12/15/2033 124,250
Uniti Group, LP
35,000 4.750%,  4/15/2028
g
35,105
85,000 6.500%,  2/15/2029
g
86,153
Univision Communications, Inc.
80,000 6.625%,  6/1/2027
g
86,025
VeriSign, Inc.
80,000 4.750%,  7/15/2027 84,947
Verizon Communications, Inc.
270,000 3.700%,  3/22/2061 298,263
100,000
1.256%,  (LIBOR 3M +
1.100%), 5/15/2025
b
102,892
180,000 2.100%,  3/22/2028 185,067
605,000 4.272%,  1/15/2036 727,156
475,000 2.650%,  11/20/2040 465,040
Viacom, Inc.
120,000 5.850%,  9/1/2043 167,726
Viasat, Inc.
140,000 5.625%,  9/15/2025
g
142,412
Vodafone Group plc
100,000 4.875%,  6/19/2049 127,540
VTR Finance NV
75,000 6.375%,  7/15/2028
g
79,232
Walt Disney Company
300,000 2.200%,  1/13/2028 314,038
225,000 2.650%,  1/13/2031 239,725
Ziggo BV
180,000 5.500%,  1/15/2027
g
186,615
50,000 4.875%,  1/15/2030
g
51,575
Total 16,744,381
Consumer Cyclical (1.4%)
1011778 B.C., ULC
160,000 4.375%,  1/15/2028
g
162,208
Allen Media, LLC
70,000 10.500%,  2/15/2028
g
69,825
Allied Universal Holdco, LLC
55,000 6.625%,  7/15/2026
g
58,231
175,000 4.625%,  6/1/2028
g
175,656
50,000 6.000%,  6/1/2029
g
50,062
Allison Transmission, Inc.
130,000 3.750%,  1/30/2031
g
129,512
Amazon.com, Inc.
500,000 3.100%,  5/12/2051 538,624
200,000 3.875%,  8/22/2037 242,392
120,000 4.050%,  8/22/2047 148,273
Principal
Amount Long-Term Fixed Income (39.0%) Value
Consumer Cyclical (1.4%) - continued
American Axle & Manufacturing,
Inc.
$ 165,000 6.500%,  4/1/2027
k
$ 173,250
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 209,073
Ashton Woods USA, LLC
70,000 4.625%,  8/1/2029
d,g
70,194
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
g
108,633
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
g
82,500
Brookfield Residential Properties,
Inc.
110,000 6.250%,  9/15/2027
g
116,165
115,000 5.000%,  6/15/2029
g
117,070
Caesars Entertainment, Inc.
35,000 8.125%,  7/1/2027
g
38,489
Carnival Corporation
16,000 11.500%,  4/1/2023
g
18,040
65,000 7.625%,  3/1/2026
g
68,656
180,000 5.750%,  3/1/2027
g
182,925
115,000 4.000%,  8/1/2028
g
114,526
Cedar Fair, LP
150,000 5.250%,  7/15/2029 152,388
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
g
72,537
Cinemark USA, Inc.
120,000 5.875%,  3/15/2026
g
117,900
Clarios Global, LP
50,000 8.500%,  5/15/2027
g
54,000
Colt Merger Sub, Inc.
245,000 6.250%,  7/1/2025
g
258,475
CVS Health Corporation
275,000 3.625%,  4/1/2027 306,588
D.R. Horton, Inc.
275,000 2.600%,  10/15/2025 290,880
Dana, Inc.
115,000 5.625%,  6/15/2028 123,739
Empire Communities Corporation
110,000 7.000%,  12/15/2025
g
115,913
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 566,783
Ford Motor Company
90,000 9.000%,  4/22/2025 110,786
30,000 9.625%,  4/22/2030 43,313
140,000 7.450%,  7/16/2031 185,305
Ford Motor Credit Company, LLC
365,000 4.063%,  11/1/2024 386,843
270,000 4.134%,  8/4/2025 288,846
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
g
70,700
General Motors Company
300,000 6.125%,  10/1/2025 355,108
300,000 6.800%,  10/1/2027 381,811
General Motors Financial
Company, Inc.
210,000 3.150%,  6/30/2022 214,673
80,000 3.950%,  4/13/2024 86,059
180,000 1.500%,  6/10/2026 180,583
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029
g
73,638
50,000 5.250%,  7/15/2031
g
52,750

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Consumer Cyclical (1.4%) - continued
Hanesbrands, Inc.
$ 150,000 4.875%,  5/15/2026
g
$ 161,715
Herc Holdings, Inc.
100,000 5.500%,  7/15/2027
g
104,875
Hilton Domestic Operating
Company, Inc.
185,000 4.875%,  1/15/2030 198,429
Hilton Grand Vacations Borrower
Escrow, LLC
140,000 5.000%,  6/1/2029
g
141,263
Home Depot, Inc.
205,000 5.400%,  9/15/2040 288,491
120,000 4.250%,  4/1/2046 153,312
395,000 3.900%,  6/15/2047 478,928
Hyundai Capital America
165,000 1.250%,  9/18/2023
g
166,454
325,000 1.800%,  1/10/2028
g
324,141
International Game Technology plc
105,000 5.250%,  1/15/2029
g
112,071
KB Home
95,000 4.800%,  11/15/2029 103,550
Kohl's Corporation
450,000 3.375%,  5/1/2031 471,809
275,000 5.550%,  7/17/2045 332,501
L Brands, Inc.
170,000 6.625%,  10/1/2030
g
195,925
30,000 6.875%,  11/1/2035 38,588
Landry's, Inc.
90,000 6.750%,  10/15/2024
g
90,225
Lennar Corporation
150,000 4.875%,  12/15/2023 162,938
375,000 4.750%,  5/30/2025 420,938
Live Nation Entertainment, Inc.
70,000 3.750%,  1/15/2028
g
70,171
Lowe's Companies, Inc.
540,000 2.625%,  4/1/2031 567,898
Magic MergerCo, Inc.
165,000 5.250%,  5/1/2028
g
170,775
Marriott International, Inc.
275,000 5.750%,  5/1/2025 317,326
350,000 4.625%,  6/15/2030 405,276
Mastercard, Inc.
140,000 3.950%,  2/26/2048 171,480
Mattamy Group Corporation
150,000 5.250%,  12/15/2027
g
155,976
McDonald's Corporation
275,000 2.125%,  3/1/2030 282,452
250,000 4.450%,  3/1/2047 313,503
MGM Resorts International
200,000 6.000%,  3/15/2023 211,250
Owl Rock Capital Corporation
400,000 3.400%,  7/15/2026 420,513
Penn National Gaming, Inc.
105,000 4.125%,  7/1/2029
g
103,525
PetSmart, Inc.
145,000 4.750%,  2/15/2028
g
150,554
80,000 7.750%,  2/15/2029
g
87,702
Prime Security Services Borrower,
LLC
280,000 5.750%,  4/15/2026
g
306,600
Real Hero Merger Sub 2, Inc.
70,000 6.250%,  2/1/2029
g
72,373
Principal
Amount Long-Term Fixed Income (39.0%) Value
Consumer Cyclical (1.4%) - continued
Realogy Group, LLC
$ 110,000 5.750%,  1/15/2029
g
$ 115,363
Rite Aid Corporation
120,000 7.500%,  7/1/2025
g
120,446
Royal Caribbean Cruises, Ltd.
120,000 9.125%,  6/15/2023
g
130,516
145,000 4.250%,  7/1/2026
g
141,535
70,000 5.500%,  4/1/2028
g
71,379
Scientific Games International, Inc.
150,000 5.000%,  10/15/2025
g
153,894
120,000 7.250%,  11/15/2029
g
134,566
SeaWorld Parks and
Entertainment, Inc.
63,000 9.500%,  8/1/2025
g
68,040
Six Flags Entertainment
Corporation
50,000 5.500%,  4/15/2027
g
51,525
Six Flags Theme Parks, Inc.
90,000 7.000%,  7/1/2025
g
96,075
Staples, Inc.
155,000 7.500%,  4/15/2026
g
157,325
Target Corporation
275,000 2.250%,  4/15/2025 289,603
Tenneco, Inc.
120,000 5.000%,  7/15/2026
k
118,350
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029 388,800
Uber Technologies, Inc.
70,000 6.250%,  1/15/2028
g
75,530
ViacomCBS, Inc.
300,000 4.200%,  5/19/2032 350,977
Visa, Inc.
135,000 2.700%,  4/15/2040 141,313
Vista Outdoor, Inc.
120,000 4.500%,  3/15/2029
g
122,185
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
g
296,547
Walmart, Inc.
175,000 3.250%,  7/8/2029 197,851
Wyndham Destinations, Inc.
80,000 6.625%,  7/31/2026
g
89,300
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
g
46,516
Yum! Brands, Inc.
130,000 4.750%,  1/15/2030
g
142,350
ZF North America Capital, Inc.
60,000 4.750%,  4/29/2025
g
65,112
Total 18,682,547
Consumer Non-Cyclical (1.7%)
Abbott Laboratories
37,000 3.750%,  11/30/2026 42,128
340,000 4.750%,  11/30/2036 447,694
AbbVie, Inc.
150,000 2.950%,  11/21/2026 162,582
100,000 4.500%,  5/14/2035 122,875
325,000 4.300%,  5/14/2036 392,135
200,000 4.850%,  6/15/2044 259,719
94,000 4.700%,  5/14/2045 119,123
350,000 4.875%,  11/14/2048 462,959
Albertson's Companies, Inc.
300,000 3.500%,  3/15/2029
g
303,000

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Consumer Non-Cyclical (1.7%) - continued
Altria Group, Inc.
$ 65,000 4.400%,  2/14/2026 $ 73,846
360,000 5.800%,  2/14/2039 451,983
Amgen, Inc.
275,000 3.375%,  2/21/2050 299,704
Anheuser-Busch Companies, LLC
265,000 3.650%,  2/1/2026 293,921
320,000 4.700%,  2/1/2036 398,117
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 639,319
250,000 4.375%,  4/15/2038 301,852
Anthem, Inc.
250,000 3.125%,  5/15/2050 261,860
220,000 4.625%,  5/15/2042 278,589
AstraZeneca plc
360,000 3.000%,  5/28/2051 383,881
325,000 1.375%,  8/6/2030 314,145
Bausch Health Companies, Inc.
35,000 5.000%,  1/30/2028
g
33,381
150,000 5.000%,  2/15/2029
g
141,742
Baxalta, Inc.
105,000 4.000%,  6/23/2025 116,154
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 257,211
187,000 3.734%,  12/15/2024 203,540
160,000 3.700%,  6/6/2027 178,665
Bunge, Ltd. Finance Corporation
365,000 2.750%,  5/14/2031 374,508
Campbell Soup Company
90,000 2.375%,  4/24/2030 92,074
Cargill, Inc.
200,000 3.250%,  5/23/2029
g
222,346
Centene Corporation
175,000 4.250%,  12/15/2027 184,625
30,000 4.625%,  12/15/2029 32,878
190,000 3.000%,  10/15/2030 197,437
370,000 2.625%,  8/1/2031
d
372,775
Central Garden & Pet Company
135,000 4.125%,  10/15/2030 139,219
Cigna Corporation
295,000 4.800%,  8/15/2038 373,810
Clorox Company
270,000 3.100%,  10/1/2027 293,552
Community Health Systems, Inc.
50,000 5.625%,  3/15/2027
g
52,937
70,000 6.000%,  1/15/2029
g
74,462
130,000 6.875%,  4/15/2029
g
136,825
Conagra Brands, Inc.
175,000 4.300%,  5/1/2024 191,777
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 212,449
110,000 2.875%,  5/1/2030 117,034
CVS Health Corporation
595,000 4.875%,  7/20/2035 740,962
DaVita, Inc.
175,000 4.625%,  6/1/2030
g
180,906
DENTSPLY SIRONA, Inc.
350,000 3.250%,  6/1/2030 380,515
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
g
63,532
Encompass Health Corporation
170,000 4.500%,  2/1/2028 176,375
Principal
Amount Long-Term Fixed Income (39.0%) Value
Consumer Non-Cyclical (1.7%) - continued
Endo Finance, LLC
$ 65,000 9.500%,  7/31/2027
g,k
$ 65,208
Energizer Holdings, Inc.
120,000 4.750%,  6/15/2028
g
123,414
General Mills, Inc.
150,000 2.875%,  4/15/2030 161,430
H. J. Heinz Company
30,000 5.200%,  7/15/2045 37,997
HCA, Inc.
375,000 5.375%,  2/1/2025 425,025
HLF Financing Sarl, LLC
135,000 4.875%,  6/1/2029
g
136,282
Humana, Inc.
135,000 2.150%,  2/3/2032 135,593
Illumina, Inc.
65,000 9.000%,  7/1/2028
g
72,312
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
g
219,291
JBS USA Food Company
120,000 5.750%,  1/15/2028
g
126,480
JBS USA, LLC
20,000 6.500%,  4/15/2029
g
22,400
100,000 5.500%,  1/15/2030
g
111,625
Keurig Dr. Pepper, Inc.
275,000 3.350%,  3/15/2051 295,105
250,000 3.200%,  5/1/2030 275,320
Kimberly-Clark Corporation
165,000 3.100%,  3/26/2030 184,369
220,000 3.900%,  5/4/2047 271,436
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 175,438
Kraft Heinz Foods Company
180,000 4.625%,  1/30/2029 208,601
180,000 3.750%,  4/1/2030 199,199
115,000 4.250%,  3/1/2031 132,707
360,000 4.375%,  6/1/2046 414,810
Mattel, Inc.
125,000 3.375%,  4/1/2026
g
130,025
Molina Healthcare, Inc.
135,000 4.375%,  6/15/2028
g
141,244
Mondelez International, Inc.
90,000 2.750%,  4/13/2030 96,035
MPH Acquisition Holdings, LLC
90,000 5.750%,  11/1/2028
g
87,393
Mylan, Inc.
275,000 4.550%,  4/15/2028 319,097
Ortho-Clinical Diagnostics, Inc.
70,000 7.250%,  2/1/2028
g
76,285
Par Pharmaceutical, Inc.
160,000 7.500%,  4/1/2027
g
163,200
Pilgrim's Pride Corporation
60,000 5.875%,  9/30/2027
g
64,201
Quest Diagnostics, Inc.
300,000 2.800%,  6/30/2031 318,932
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 369,471
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
g
176,334
Royalty Pharma plc
340,000 3.550%,  9/2/2050
g
345,011
Scotts Miracle-Gro Company
140,000 4.500%,  10/15/2029 145,968

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Consumer Non-Cyclical (1.7%) - continued
SEG Holding, LLC
$ 150,000 5.625%,  10/15/2028
g
$ 157,687
Simmons Foods, Inc.
130,000 4.625%,  3/1/2029
g
131,248
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
g
100,581
40,000 5.500%,  7/15/2030
g
43,300
Syneos Health, Inc.
115,000 3.625%,  1/15/2029
g
114,138
Sysco Corporation
500,000 6.600%,  4/1/2040 747,151
Teleflex, Inc.
140,000 4.250%,  6/1/2028
g
145,950
Tenet Healthcare Corporation
100,000 4.625%,  7/15/2024 101,250
250,000 5.125%,  11/1/2027
g
261,875
50,000 6.125%,  10/1/2028
g
53,250
Teva Pharmaceutical Finance
Netherlands III BV
85,000 2.800%,  7/21/2023 84,023
80,000 3.150%,  10/1/2026 76,768
Thermo Fisher Scientific, Inc.
165,000 4.133%,  3/25/2025 183,007
Tyson Foods, Inc.
88,000 3.550%,  6/2/2027 98,561
United Natural Foods, Inc.
110,000 6.750%,  10/15/2028
g
118,525
UnitedHealth Group, Inc.
225,000 2.950%,  10/15/2027 248,431
505,000 4.625%,  7/15/2035 648,343
VRX Escrow Corporation
373,000 6.125%,  4/15/2025
g
380,693
Zoetis, Inc.
275,000 4.700%,  2/1/2043 361,533
Total 21,834,675
Energy (1.1%)
Antero Midstream Partners, LP
50,000 5.750%,  3/1/2027
g
51,500
Antero Resources Corporation
120,000 5.375%,  3/1/2030
g
122,100
Apache Corporation
35,000 4.875%,  11/15/2027 37,618
125,000 4.375%,  10/15/2028 132,429
40,000 5.100%,  9/1/2040 42,900
Archrock Partners, LP
125,000 6.250%,  4/1/2028
g
127,529
BP Capital Markets America, Inc.
270,000 2.939%,  6/4/2051 264,447
150,000 3.543%,  4/6/2027 166,971
Buckeye Partners, LP
50,000 4.125%,  3/1/2025
g
51,834
140,000 3.950%,  12/1/2026 141,806
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 92,760
140,000 2.950%,  7/15/2030 146,519
Cenovus Energy, Inc.
40,000 5.375%,  7/15/2025 45,636
Cheniere Energy Partners, LP
240,000 5.625%,  10/1/2026 247,826
20,000 4.500%,  10/1/2029 21,575
Chevron USA, Inc.
270,000 5.050%,  11/15/2044 371,388
Principal
Amount Long-Term Fixed Income (39.0%) Value
Energy (1.1%) - continued
Cimarex Energy Company
$ 340,000 4.375%,  6/1/2024 $ 369,438
CNX Resources Corporation
55,000 6.000%,  1/15/2029
g
58,315
Comstock Resources, Inc.
85,000 5.875%,  1/15/2030
g
85,514
ConocoPhillips
220,000 6.500%,  2/1/2039 328,359
Continental Resources, Inc.
50,000 4.375%,  1/15/2028 55,375
85,000 5.750%,  1/15/2031
g
102,450
Devon Energy Corporation
579,000 4.500%,  1/15/2030
g
631,448
Diamondback Energy, Inc.
200,000 3.500%,  12/1/2029 216,822
DT Midstream, Inc.
105,000 4.125%,  6/15/2029
g
107,688
35,000 4.375%,  6/15/2031
g
36,312
Enagas SA
155,000 5.500%,  1/15/2028
g
158,488
Encana Corporation
50,000 6.625%,  8/15/2037 67,964
Endeavor Energy Resources, LP
80,000 5.750%,  1/30/2028
g
83,682
Energean Israel Finance, Ltd.
95,000 4.500%,  3/30/2024
g
96,656
Energy Transfer Operating, LP
475,000 6.000%,  6/15/2048 604,334
Energy Transfer Partners, LP
155,000 4.900%,  3/15/2035 180,556
50,000 5.150%,  2/1/2043 57,851
EnLink Midstream Partners, LP
120,000 4.850%,  7/15/2026 125,434
75,000 5.600%,  4/1/2044 73,125
EQM Midstream Partners, LP
145,000 6.500%,  7/1/2027
g
162,762
EQT Corporation
35,000 3.125%,  5/15/2026
g
36,004
155,000 3.900%,  10/1/2027 167,981
Equinor ASA
275,000 3.000%,  4/6/2027 300,500
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 335,294
Genesis Energy, LP
50,000 6.500%,  10/1/2025 49,625
35,000 8.000%,  1/15/2027 36,087
Halliburton Company
375,000 2.920%,  3/1/2030
k
393,688
Harvest Midstream, LP
135,000 7.500%,  9/1/2028
g
144,353
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
g
83,200
Hilcorp Energy I, LP
100,000 5.750%,  2/1/2029
g
101,821
Indigo Natural Resources, LLC
70,000 5.375%,  2/1/2029
g
72,975
ITT Holdings, LLC
100,000 6.500%,  8/1/2029
g
99,742
Laredo Petroleum, Inc.
175,000 7.750%,  7/31/2029
g
169,326
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 149,842

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Energy (1.1%) - continued
Marathon Oil Corporation
$ 225,000 4.400%,  7/15/2027 $ 256,682
Marathon Petroleum Corporation
35,000 6.500%,  3/1/2041 49,117
MPLX, LP
250,000 4.875%,  12/1/2024 279,333
264,000 4.875%,  6/1/2025 299,021
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 82,800
35,000 6.375%,  7/15/2028 37,003
Nabors Industries, Ltd.
130,000 7.250%,  1/15/2026
g,k
121,550
National Fuel Gas Company
340,000 5.500%,  1/15/2026 396,256
Newfield Exploration Company
130,000 5.625%,  7/1/2024 143,941
128,000 5.375%,  1/1/2026 144,474
NGL Energy Operating, LLC
70,000 7.500%,  2/1/2026
g
71,925
NGL Energy Partners, LP
70,000 7.500%,  11/1/2023 66,675
NuStar Logistics, LP
100,000 5.750%,  10/1/2025 109,000
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
g
93,150
Occidental Petroleum Corporation
70,000 3.450%,  7/15/2024 70,700
110,000 3.400%,  4/15/2026 111,095
15,000 8.500%,  7/15/2027 18,711
160,000 3.500%,  8/15/2029 159,600
60,000 6.450%,  9/15/2036 72,443
220,000 4.400%,  4/15/2046 215,835
ONEOK, Inc.
220,000 2.200%,  9/15/2025 227,460
Ovintiv, Inc.
60,000 7.375%,  11/1/2031 81,063
PBF Holding Company, LLC
120,000 9.250%,  5/15/2025
g
109,800
Pioneer Natural Resources
Company
90,000 4.450%,  1/15/2026 101,729
Plains All American Pipeline, LP
200,000 4.500%,  12/15/2026 226,447
Precision Drilling Corporation
85,000 6.875%,  1/15/2029
g
87,338
Qatar Petroleum
360,000 3.125%,  7/12/2041
g
373,273
Sabine Pass Liquefaction, LLC
125,000 6.250%,  3/15/2022 127,606
150,000 5.625%,  4/15/2023 160,630
175,000 5.750%,  5/15/2024 195,986
Schlumberger Holdings
Corporation
180,000 4.000%,  12/21/2025
g
200,857
SM Energy Company
50,000 6.500%,  7/15/2028 49,792
Suncor Energy, Inc.
155,000 3.600%,  12/1/2024 167,603
Sunoco Logistics Partners
Operations, LP
150,000 4.000%,  10/1/2027 167,356
Sunoco, LP
90,000 5.875%,  3/15/2028 94,725
Principal
Amount Long-Term Fixed Income (39.0%) Value
Energy (1.1%) - continued
Targa Resources Partners, LP
$ 60,000 5.375%,  2/1/2027 $ 62,175
80,000 5.000%,  1/15/2028 84,122
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
g
65,975
Transocean Proteus, Ltd.
38,500 6.250%,  12/1/2024
g
38,115
Transocean, Inc.
70,000 11.500%,  1/30/2027
g
69,650
USA Compression Partners, LP
60,000 6.875%,  4/1/2026 62,842
Venture Global Calcasieu Pass,
LLC
65,000 3.875%,  8/15/2029
d,g
66,381
65,000 4.125%,  8/15/2031
d,g
67,304
Vine Energy Holdings, LLC
70,000 6.750%,  4/15/2029
g
72,975
W&T Offshore, Inc.
100,000 9.750%,  11/1/2023
g
95,980
Weatherford International, Ltd.
80,000 8.750%,  9/1/2024
g
83,200
105,000 11.000%,  12/1/2024
g
108,675
Western Gas Partners, LP
176,000 4.000%,  7/1/2022 178,008
Western Midstream Operating, LP
90,000 4.350%,  2/1/2025 94,275
90,000 3.950%,  6/1/2025 92,813
40,000 5.500%,  8/15/2048 44,600
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 317,401
Total 14,583,316
Financials (3.0%)
ACE INA Holdings, Inc.
138,000 4.350%,  11/3/2045 177,464
AerCap Ireland Capital DAC
14,000 4.625%,  7/1/2022 14,521
160,000 3.500%,  1/15/2025 170,236
175,000 3.875%,  1/23/2028 189,265
Air Lease Corporation
540,000 3.000%,  2/1/2030 558,072
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
g
253,507
325,000 2.850%,  1/26/2028
g
333,503
Alliant Holdings Intermediate, LLC
35,000 6.750%,  10/15/2027
g
36,531
Ally Financial, Inc.
560,000 5.750%,  11/20/2025 640,323
370,000 8.000%,  11/1/2031 538,098
American International Group, Inc.
255,000 3.750%,  7/10/2025 280,982
250,000 3.900%,  4/1/2026 278,429
AmWINS Group, Inc.
70,000 4.875%,  6/30/2029
g
71,400
Ares Capital Corporation
400,000 3.875%,  1/15/2026 431,729
200,000 2.150%,  7/15/2026 201,540
Aviation Capital Group, LLC
255,000 2.875%,  1/20/2022
g
257,122
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
g
123,386
135,000 4.250%,  4/15/2026
g
147,584

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Financials (3.0%) - continued
Banco Santander Mexico SA
$ 200,000 5.375%,  4/17/2025
g
$ 225,500
Banco Santander SA
400,000
1.239%,  (LIBOR 3M +
1.120%), 4/12/2023
b
405,548
Bank of America Corporation
200,000 4.200%,  8/26/2024 219,206
300,000 4.000%,  1/22/2025 329,094
225,000 3.458%,  3/15/2025
b
240,186
225,000 1.734%,  7/22/2027
b
228,907
205,000 3.824%,  1/20/2028
b
229,148
180,000 2.087%,  6/14/2029
b
183,289
425,000 3.974%,  2/7/2030
b
483,605
275,000 2.496%,  2/13/2031
b
283,376
165,000 2.592%,  4/29/2031
b
171,013
325,000 1.922%,  10/24/2031
b
320,260
400,000 4.244%,  4/24/2038
b
477,939
Barclays plc
460,000 4.972%,  5/16/2029
b
542,804
310,000 3.564%,  9/23/2035
b
325,275
BPCE SA
315,000 3.500%,  10/23/2027
g
344,362
Camden Property Trust
250,000 3.150%,  7/1/2029 276,437
CANPACK SA
170,000 3.125%,  11/1/2025
g
172,975
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 224,654
Cascades USA, Inc.
75,000 5.125%,  1/15/2026
g
79,312
Chobani, LLC
140,000 4.625%,  11/15/2028
g
145,641
CIT Group, Inc.
335,000 5.250%,  3/7/2025 377,712
Citigroup, Inc.
370,000 4.400%,  6/10/2025 414,235
160,000 3.200%,  10/21/2026 174,289
270,000 1.462%,  6/9/2027
b
270,299
340,000 3.668%,  7/24/2028
b
377,104
120,000 4.125%,  7/25/2028 136,237
225,000 3.520%,  10/27/2028
b
247,847
162,000 4.650%,  7/23/2048 214,543
CNA Financial Corporation
100,000 3.900%,  5/1/2029 114,078
Comerica, Inc.
75,000 3.700%,  7/31/2023 79,643
Commerzbank AG
200,000 8.125%,  9/19/2023
g
227,023
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
258,000 3.950%,  11/9/2022 269,557
278,000 4.625%,  12/1/2023 303,136
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
g
124,050
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,g,l
225,350
350,000 2.193%,  6/5/2026
b,g
360,283
Danske Bank AS
200,000 3.244%,  12/20/2025
b,g
213,293
Deutsche Bank AG
300,000 3.729%,  1/14/2032
b
308,787
Discover Bank
260,000 4.682%,  8/9/2028
b
276,581
Principal
Amount Long-Term Fixed Income (39.0%) Value
Financials (3.0%) - continued
Diversified Healthcare Trust
$ 85,000 4.375%,  3/1/2031 $ 82,981
Drawbridge Special Opportunities
Fund, LP
140,000 3.875%,  2/15/2026
g
144,931
Duke Realty, LP
150,000 2.875%,  11/15/2029 160,510
ERP Operating, LP
54,000 3.375%,  6/1/2025 58,711
Fidelity National Financial, Inc.
250,000 5.500%,  9/1/2022 263,517
First Horizon Bank
90,000 5.750%,  5/1/2030 112,123
First Horizon National Corporation
350,000 4.000%,  5/26/2025 386,538
Fortress Transportation and
Infrastructure Investors, LLC
70,000 6.500%,  10/1/2025
g
72,537
55,000 5.500%,  5/1/2028
g
57,062
FS KKR Capital Corporation
180,000 4.250%,  2/14/2025
g
191,231
450,000 3.400%,  1/15/2026 469,982
GE Capital Funding, LLC
275,000 4.400%,  5/15/2030 323,531
GE Capital International Funding
Company
710,000 4.418%,  11/15/2035 871,150
Global Net Lease, Inc.
145,000 3.750%,  12/15/2027
g
144,150
Goldman Sachs Group, Inc.
176,000 2.908%,  6/5/2023
b
179,689
200,000 3.625%,  2/20/2024 214,079
85,000 1.992%,  1/27/2032
b
83,731
540,000 2.615%,  4/22/2032
b
559,633
210,000 4.750%,  10/21/2045 278,835
HCP, Inc.
7,000 3.400%,  2/1/2025 7,540
HCRX Investments Holdco, LP
40,000 4.500%,  8/1/2029
g
40,800
Healthpeak Properties, Inc.
175,000 2.875%,  1/15/2031 186,759
HSBC Holdings plc
275,000 3.803%,  3/11/2025
b
295,557
350,000 3.900%,  5/25/2026 389,932
300,000 4.950%,  3/31/2030 364,973
Icahn Enterprises, LP
105,000 6.375%,  12/15/2025 108,019
80,000 6.250%,  5/15/2026 84,064
45,000 5.250%,  5/15/2027 47,306
ING Groep NV
250,000 4.100%,  10/2/2023 269,139
International Lease Finance
Corporation
80,000 5.875%,  8/15/2022 84,280
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
g
155,438
iStar, Inc.
125,000 4.250%,  8/1/2025 129,601
J.P. Morgan Chase & Company
200,000 3.875%,  9/10/2024 217,713
145,000 3.125%,  1/23/2025 155,836
180,000 0.824%,  6/1/2025
b
180,147
250,000 1.040%,  2/4/2027
b
247,523

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Financials (3.0%) - continued
$ 270,000 1.578%,  4/22/2027
b
$ 273,172
275,000 4.203%,  7/23/2029
b
317,351
175,000 2.522%,  4/22/2031
b
181,996
340,000 1.953%,  2/4/2032
b
335,210
360,000 3.882%,  7/24/2038
b
420,608
360,000 3.157%,  4/22/2042
b
383,252
Jefferies Finance, LLC
120,000 5.000%,  8/15/2028
d,g
122,730
Kimco Realty Corporation
320,000 3.300%,  2/1/2025 345,375
Lloyds Banking Group plc
225,000 2.907%,  11/7/2023
b
231,732
450,000 3.870%,  7/9/2025
b
487,723
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
g
91,350
MGM Growth Properties Operating
Partnership, LP
150,000 4.625%,  6/15/2025
g
159,375
60,000 5.750%,  2/1/2027 67,050
Mitsubishi UFJ Financial Group,
Inc.
200,000 3.287%,  7/25/2027 221,622
350,000 2.048%,  7/17/2030 354,003
Mizuho Financial Group, Inc.
290,000 1.979%,  9/8/2031
b
287,454
Morgan Stanley
110,000 2.188%,  4/28/2026
b
114,212
275,000 4.350%,  9/8/2026 313,189
240,000 3.591%,  7/22/2028
b
267,293
350,000 3.622%,  4/1/2031
b
393,675
250,000 3.217%,  4/22/2042
b
268,857
260,000 2.802%,  1/25/2052
b
257,938
MPT Operating Partnership, LP
130,000 4.625%,  8/1/2029 139,945
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 154,119
110,000 3.850%,  6/30/2026 123,663
Nationwide Building Society
200,000 3.622%,  4/26/2023
b,g
204,634
Natwest Group plc
380,000 3.032%,  11/28/2035
b
383,364
Navient Corporation
70,000 5.500%,  1/25/2023 73,413
35,000 5.000%,  3/15/2027 36,400
35,000 4.875%,  3/15/2028 35,306
NFP Corporation
45,000 6.875%,  8/15/2028
g
46,800
Nippon Life Insurance Company
250,000 5.100%,  10/16/2044
b,g
276,375
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 315,664
225,000 3.375%,  2/1/2031 234,089
OneMain Finance Corporation
50,000 3.500%,  1/15/2027 50,875
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
g
99,699
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
g
117,774
Park Intermediate Holdings, LLC
75,000 4.875%,  5/15/2029
g
76,688
PennyMac Financial Services, Inc.
90,000 4.250%,  2/15/2029
g
87,124
Principal
Amount Long-Term Fixed Income (39.0%) Value
Financials (3.0%) - continued
Playtika Holding Corporation
$ 65,000 4.250%,  3/15/2029
g
$ 64,838
Prudential Financial, Inc.
175,000 3.700%,  3/13/2051 204,522
Quicken Loans, LLC
70,000 3.625%,  3/1/2029
g
70,175
Radian Group, Inc.
70,000 4.875%,  3/15/2027 76,143
Realty Income Corporation
175,000 4.125%,  10/15/2026 198,917
185,000 1.800%,  3/15/2033 180,789
Regency Centers, LP
290,000 4.125%,  3/15/2028 331,098
Reinsurance Group of America,
Inc.
160,000 4.700%,  9/15/2023 173,617
Royal Bank of Scotland Group plc
275,000 6.000%,  12/29/2025
b,l
305,594
200,000 4.445%,  5/8/2030
b
232,722
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
361,790
Service Properties Trust
30,000 4.750%,  10/1/2026 29,437
85,000 4.950%,  2/15/2027 83,512
70,000 5.500%,  12/15/2027 74,651
Simon Property Group, LP
700,000 3.800%,  7/15/2050 796,712
Societe Generale SA
132,000 4.750%,  11/24/2025
g
147,549
Springleaf Finance Corporation
55,000 6.875%,  3/15/2025 62,388
110,000 7.125%,  3/15/2026 129,525
65,000 6.625%,  1/15/2028 75,075
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 130,388
250,000 1.710%,  1/12/2031 244,205
Synchrony Financial
70,000 4.250%,  8/15/2024 76,425
175,000 3.950%,  12/1/2027 195,689
Truist Financial Corporation
180,000 1.887%,  6/7/2029
b
182,926
UBS Group Funding Jersey, Ltd.
138,000 4.125%,  9/24/2025
g
154,499
UDR, Inc.
175,000 2.100%,  8/1/2032 172,029
United Wholesale Mortgage, LLC
70,000 5.500%,  4/15/2029
g
69,475
VEREIT Operating Partnership, LP
325,000 2.850%,  12/15/2032 348,602
VICI Properties, LP
50,000 4.250%,  12/1/2026
g
52,014
30,000 3.750%,  2/15/2027
g
30,863
90,000 4.625%,  12/1/2029
g
96,300
Voya Financial, Inc.
310,000 3.125%,  7/15/2024 330,239
Wells Fargo & Company
160,000 3.450%,  2/13/2023 167,531
200,000 4.125%,  8/15/2023 214,584
205,000 3.000%,  2/19/2025 219,740
300,000 3.000%,  4/22/2026 325,428
163,000 3.000%,  10/23/2026 176,644
300,000 2.393%,  6/2/2028
b
314,022

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Financials (3.0%) - continued
$ 307,000 4.900%,  11/17/2045 $ 399,707
Welltower, Inc.
270,000 2.050%,  1/15/2029 274,179
Total 39,071,460
Mortgage-Backed Securities (10.8%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
14,135,000 2.000%,  9/1/2035
d
14,646,618
9,153,000 1.500%,  8/1/2036
d
9,327,837
16,965,000 2.000%,  8/1/2036
d
17,605,826
5,650,000 2.500%,  8/1/2036
d
5,919,478
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,500,000 2.000%,  8/1/2051
d,m
7,649,707
22,125,000 2.000%,  9/1/2051
d,m
22,518,237
33,000,000 2.500%,  9/1/2051
d
34,303,242
1,298,419 4.500%,  5/1/2048 1,403,990
3,502,185 4.000%,  7/1/2048 3,744,100
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
16,300,000 2.500%,  8/1/2051
d
16,946,269
4,300,000 2.500%,  9/1/2051
d
4,461,754
Total 138,527,058
Technology (0.9%)
Apple, Inc.
170,000 3.200%,  5/11/2027 188,558
100,000 3.000%,  6/20/2027 110,402
365,000 3.000%,  11/13/2027 401,266
490,000 3.750%,  9/12/2047 583,146
Applied Materials, Inc.
88,000 3.300%,  4/1/2027 97,920
Baidu, Inc.
220,000 3.425%,  4/7/2030 238,394
Banff Merger Sub, Inc.
50,000 9.750%,  9/1/2026
g
52,562
Broadcom Corporation
78,000 3.875%,  1/15/2027 86,493
200,000 3.500%,  1/15/2028 219,559
Broadcom, Inc.
125,000 5.000%,  4/15/2030 149,232
86,000 3.469%,  4/15/2034
g
91,567
CDW, LLC
110,000 4.250%,  4/1/2028 114,233
CommScope Technologies
Finance, LLC
136,000 6.000%,  6/15/2025
g
138,040
CommScope, Inc.
70,000 7.125%,  7/1/2028
g
75,512
Dell International, LLC
295,000 6.020%,  6/15/2026 355,133
180,000 8.350%,  7/15/2046 294,651
Diamond Sports Group, LLC
70,000 6.625%,  8/15/2027
g
27,738
Fiserv, Inc.
200,000 2.250%,  6/1/2027 209,450
250,000 2.650%,  6/1/2030 262,894
Gartner, Inc.
120,000 3.625%,  6/15/2029
g
122,850
Principal
Amount Long-Term Fixed Income (39.0%) Value
Technology (0.9%) - continued
$ 85,000 3.750%,  10/1/2030
g
$ 87,338
Hewlett Packard Enterprise
Company
160,000 4.650%,  10/1/2024 177,486
Iron Mountain, Inc.
55,000 5.000%,  7/15/2028
g
57,131
90,000 5.250%,  7/15/2030
g
95,906
KLA Corporation
330,000 3.300%,  3/1/2050 357,792
Lam Research Corporation
275,000 2.875%,  6/15/2050 285,219
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024
g
179,753
Micron Technology, Inc.
110,000 2.497%,  4/24/2023 113,298
360,000 4.663%,  2/15/2030 422,113
Microsoft Corporation
280,000 4.200%,  11/3/2035 352,884
625,000 3.700%,  8/8/2046 766,720
NCR Corporation
205,000 6.125%,  9/1/2029
g
222,325
NVIDIA Corporation
275,000 3.500%,  4/1/2040 315,156
NXP Funding, LLC
210,000 5.550%,  12/1/2028
g
260,094
180,000 4.300%,  6/18/2029
g
209,056
180,000 2.500%,  5/11/2031
g
186,610
180,000 3.250%,  5/11/2041
g
190,224
Open Text Corporation
135,000 4.125%,  2/15/2030
g
139,388
Oracle Corporation
180,000 3.950%,  3/25/2051 200,126
350,000 2.800%,  4/1/2027 374,269
225,000 3.850%,  7/15/2036 253,334
275,000 3.600%,  4/1/2040 294,247
PTC, Inc.
40,000 3.625%,  2/15/2025
g
41,100
80,000 4.000%,  2/15/2028
g
82,700
Qorvo, Inc.
80,000 3.375%,  4/1/2031
g
83,042
Rackspace Technology Global,
Inc.
110,000 5.375%,  12/1/2028
g,k
111,983
Seagate HDD Cayman
145,000 3.375%,  7/15/2031
g
142,802
Sensata Technologies, Inc.
170,000 3.750%,  2/15/2031
g
171,275
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
g
31,271
SS&C Technologies, Inc.
225,000 5.500%,  9/30/2027
g
238,129
Switch, Ltd.
170,000 3.750%,  9/15/2028
g
173,906
Teledyne Technologies, Inc.
270,000 2.250%,  4/1/2028 279,229
Texas Instruments, Inc.
270,000 4.150%,  5/15/2048 349,657
Tyco Electronics Group SA
40,000 3.450%,  8/1/2024 42,844
VMware, Inc.
250,000 4.650%,  5/15/2027 290,204

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Technology (0.9%) - continued
$ 270,000 1.800%,  8/15/2028
d
$ 270,848
Total 11,669,059
Transportation (0.3%)
Air Canada
25,000 3.875%,  8/15/2026
d,g
25,060
Air Canada Pass Through Trust
38,072 3.875%,  3/15/2023
g
38,548
American Airlines, Inc.
100,000 11.750%,  7/15/2025
g
125,000
205,000 5.500%,  4/20/2026
g
214,481
25,000 5.750%,  4/20/2029
g
26,967
Avis Budget Car Rental, LLC
90,000 5.375%,  3/1/2029
g
93,600
Boeing Company
213,000 5.805%,  5/1/2050 290,529
Burlington Northern Santa Fe, LLC
130,000 5.750%,  5/1/2040 187,533
130,000 4.450%,  3/15/2043 167,323
CSX Corporation
165,000 3.800%,  4/15/2050 195,013
Delta Air Lines, Inc.
152,000 7.000%,  5/1/2025
g
178,790
520,000 4.750%,  10/20/2028
g
581,100
Southwest Airlines Company
125,000 4.750%,  5/4/2023 133,921
75,000 5.125%,  6/15/2027 88,700
360,000 2.625%,  2/10/2030 372,522
United Airlines, Inc.
115,000 4.375%,  4/15/2026
g
118,321
115,000 4.625%,  4/15/2029
g
118,306
United Parcel Service, Inc.
220,000 4.450%,  4/1/2030 268,418
XPO Logistics, Inc.
125,000 6.750%,  8/15/2024
g
129,688
60,000 6.250%,  5/1/2025
g
63,675
Total 3,417,495
U.S. Government & Agencies (12.5%)
U.S. Treasury Bonds
5,300,000 1.625%,  11/15/2050 4,954,672
2,285,000 2.250%,  11/15/2027 2,474,494
5,450,000 2.875%,  5/15/2028 6,135,934
2,190,000 5.250%,  11/15/2028 2,845,973
4,000,000 1.625%,  8/15/2029 4,163,594
6,250,000 1.500%,  2/15/2030 6,429,932
2,750,000 0.875%,  11/15/2030 2,670,078
2,535,000 1.125%,  2/15/2031 2,512,819
550,000 4.375%,  5/15/2040 789,057
7,335,000 1.375%,  11/15/2040 6,813,527
2,000,000 3.000%,  5/15/2042 2,412,890
4,999,000 2.500%,  5/15/2046 5,608,644
7,300,000 2.875%,  5/15/2049 8,856,098
U.S. Treasury Notes
5,750,000 0.125%,  6/30/2022 5,752,695
4,060,000 1.875%,  7/31/2022 4,132,319
9,300,000 0.125%,  10/31/2022 9,302,180
19,985,000 2.000%,  11/30/2022 20,486,186
1,700,000 2.500%,  3/31/2023 1,766,141
1,170,000 0.125%,  4/30/2023 1,169,269
2,750,000 0.125%,  10/15/2023 2,744,199
11,330,000 2.500%,  1/31/2024 11,959,789
1,350,000 2.125%,  7/31/2024 1,421,402
Principal
Amount Long-Term Fixed Income (39.0%) Value
U.S. Government & Agencies (12.5%) -
continued
$ 8,000,000 1.250%,  8/31/2024 $ 8,215,312
2,540,000 2.250%,  11/15/2024 2,692,301
1,090,000 2.125%,  11/30/2024 1,151,483
950,000 1.375%,  1/31/2025 980,355
5,000,000 0.250%,  8/31/2025 4,935,937
7,440,000 2.625%,  1/31/2026 8,098,847
2,710,000 0.500%,  2/28/2026 2,692,639
9,300,000 2.500%,  2/28/2026 10,081,055
4,200,000 0.500%,  4/30/2027 4,124,695
1,700,000 0.750%,  1/31/2028 1,679,613
Total 160,054,129
Utilities (0.8%)
Ameren Illinois Company
150,000 4.500%,  3/15/2049 197,830
American Water Capital
Corporation
275,000 2.800%,  5/1/2030 298,049
Appalachian Power Company
85,000 3.300%,  6/1/2027 92,973
Arizona Public Service Company
150,000 3.500%,  12/1/2049 168,304
Berkshire Hathaway Energy
Company
140,000 4.500%,  2/1/2045 175,130
Calpine Corporation
175,000 4.500%,  2/15/2028
g
180,250
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 245,247
CenterPoint Energy, Inc.
175,000 2.500%,  9/1/2024 183,328
140,000 4.250%,  11/1/2028 162,317
CMS Energy Corporation
120,000 2.950%,  2/15/2027 128,295
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 239,856
Consolidated Edison Company of
New York, Inc.
325,000 4.125%,  5/15/2049 387,832
Consolidated Edison, Inc.
69,000 4.500%,  12/1/2045 85,953
Consumers Energy Company
175,000 4.350%,  4/15/2049 229,362
DTE Electric Company
115,000 3.700%,  3/15/2045 133,861
145,000 3.700%,  6/1/2046 169,464
Duke Energy Carolinas, LLC
315,000 3.700%,  12/1/2047 368,059
Duke Energy Corporation
160,000 3.750%,  9/1/2046 175,701
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 132,325
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 213,401
Edison International
250,000 5.750%,  6/15/2027 288,129
Enel Finance International NV
270,000 1.875%,  7/12/2028
g
273,168
Exelon Corporation
200,000 4.700%,  4/15/2050 259,704
50,000 5.100%,  6/15/2045 66,856

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (39.0%) Value
Utilities (0.8%) - continued
$ 263,000 4.450%,  4/15/2046 $ 326,629
FirstEnergy Corporation
50,000 3.350%,  7/15/2022 50,626
ITC Holdings Corporation
66,000 4.050%,  7/1/2023 69,646
80,000 5.300%,  7/1/2043 107,656
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
g
156,984
Mississippi Power Company
165,000 3.950%,  3/30/2028 188,711
National Rural Utilities Cooperative
Finance Corporation
90,000 3.900%,  11/1/2028 103,578
200,000 3.700%,  3/15/2029 226,750
NextEra Energy Operating
Partners, LP
160,000 3.875%,  10/15/2026
g
168,400
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 357,448
NiSource, Inc.
250,000 3.600%,  5/1/2030 279,816
NRG Energy, Inc.
160,000 3.375%,  2/15/2029
g
159,200
50,000 5.250%,  6/15/2029
g
53,625
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 178,710
180,000 3.250%,  6/1/2031 177,218
PG&E Corporation
60,000 5.000%,  7/1/2028 58,425
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 159,238
Public Service Electric & Gas
Company
220,000 3.000%,  5/15/2027 240,317
San Diego Gas and Electric
Company
270,000 4.150%,  5/15/2048 338,096
South Carolina Electric & Gas
Company
250,000 5.100%,  6/1/2065 378,984
Southern California Edison
Company
175,000 4.000%,  4/1/2047 185,239
Southern Company
215,000 3.250%,  7/1/2026 234,933
Southern Company Gas Capital
Corporation
220,000 4.400%,  5/30/2047 266,280
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 72,873
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 162,362
Talen Energy Supply, LLC
75,000 7.625%,  6/1/2028
g
68,424
TerraForm Power Operating, LLC
150,000 5.000%,  1/31/2028
g
162,000
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 166,041
Principal
Amount Long-Term Fixed Income (39.0%) Value
Utilities (0.8%) - continued
Vistra Operations Company, LLC
$ 145,000 5.000%,  7/31/2027
g
$ 149,713
Total 10,103,316
Total Long-Term Fixed Income
(cost $484,015,754) 501,106,864
Shares
Registered Investment
Companies ( 38.9% ) Value
Unaffiliated  (1.4%)
306 Direxion Daily S&P 500 34,847
411 Direxion Daily Small Cap Bull 3X
Shares 35,535
416,900 Invesco Senior Loan ETF 9,184,307
4,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF
k
544,040
1,221 ProShares Ultra S&P 500
k
152,515
170 ProShares UltraPro QQQ 22,566
4,551 SPDR Bloomberg Barclays High
Yield Bond ETF
k
499,564
49,985 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 1,372,088
14,224 SPDR S&P 500 ETF Trust 6,237,366
1,684 SPDR S&P Biotech ETF
k
207,822
1,782 SPDR S&P Oil & Gas Exploration
ETF
k
147,550
6,000 Vanguard Short-Term Corporate
Bond ETF
k
497,220
Total 18,935,420
Affiliated  (37.5%)
4,309,896 Thrivent Core Emerging Markets
Debt Fund 42,926,568
770,450 Thrivent Core Emerging Markets
Equity Fund 9,229,995
991,575 Thrivent Core International Equity
Fund 10,996,569
1,654,921 Thrivent Core Low Volatility Equity
Fund 24,062,547
60,934 Thrivent Global Stock Fund, Class
S 1,939,542
5,483,440 Thrivent High Yield Fund, Class S 25,827,004
8,563,638 Thrivent Income Fund, Class S 85,208,195
4,003,955 Thrivent International Allocation
Fund, Class S 48,167,575
3,098,952 Thrivent Large Cap Growth Fund,
Class S 63,311,598
3,216,901 Thrivent Large Cap Value Fund,
Class S 91,102,631
3,302,024 Thrivent Limited Maturity Bond
Fund, Class S 42,001,744
715,315 Thrivent Mid Cap Stock Fund,
Class S 28,104,742
216,194 Thrivent Small Cap Stock Fund,
Class S 7,527,891
Total 480,406,601
Total Registered Investment
Companies (cost $351,277,535) 499,342,021
Shares Common Stock ( 11.8% ) Value
Communications Services (0.6%)
1,025 Activision Blizzard, Inc. 85,710
628 Alphabet, Inc., Class A
n
1,692,165

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Communications Services (0.6%) - continued
305 Alphabet, Inc., Class C
n
$ 824,848
3,442 AMC Networks, Inc.
n
172,238
1,030 ANGI Homeservices, Inc.
n
11,855
14,601 AT&T, Inc. 409,558
2,801 Audacy, Inc.
n
10,000
965 Cars.com, Inc.
n
11,657
230 Charter Communications, Inc.
n
171,131
5,528 Comcast Corporation 325,212
2,570 Discovery, Inc., Class A
k,n
74,556
1,371 DISH Network Corporation
n
57,431
259 E.W. Scripps Company 4,942
562 EchoStar Corporation
n
12,533
2,897 Electronic Arts, Inc. 417,052
2,517 Facebook, Inc.
n
896,807
502 Gannett Company, Inc.
n
2,897
567 Gray Television, Inc. 12,570
331 Hemisphere Media Group, Inc.
n
4,207
1,448 Interpublic Group of Companies,
Inc. 51,201
1,328 Live Nation Entertainment, Inc.
n
104,766
466 Lumen Technologies, Inc. 5,811
4,628 Match Group, Inc.
n
737,102
5,298 Omnicom Group, Inc. 385,800
10,030 QuinStreet, Inc.
n
183,950
1,508 RingCentral, Inc.
n
403,043
760 Telephone & Data Systems, Inc. 16,986
1,627 Twitter, Inc.
n
113,483
123 United States Cellular Corporation
n
4,472
6,142 Verizon Communications, Inc. 342,601
187 Walt Disney Company
n
32,916
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
n
4,365
507 Zillow Group, Inc.
n
54,315
Total 7,638,180
Consumer Discretionary (1.4%)
682 Adient plc
n
28,733
541 Amazon.com, Inc.
n
1,800,226
4,166 American Axle & Manufacturing
Holdings, Inc.
n
40,368
58 America's Car-Mart, Inc.
n
9,222
4,567 Aptiv plc
n
762,004
114 AutoZone, Inc.
n
185,087
1,344 Bally's Corporation
n
66,192
518 Bed Bath & Beyond, Inc.
n
14,784
593 BJ's Restaurants, Inc.
n
24,064
279 Brunswick Corporation 29,128
1,275 Burlington Stores, Inc.
n
426,870
3,815 Caesars Entertainment, Inc.
n
333,278
255 Carvana Company
n
86,078
3,360 Cedar Fair, LP
n
141,120
2,809 Chegg, Inc.
n
248,962
3,505 Chewy, Inc.
k,n
293,368
3,565 Chico's FAS, Inc.
n
22,032
180 Children's Place, Inc.
n
15,179
442 Chipotle Mexican Grill, Inc.
n
823,640
838 Choice Hotels International, Inc. 100,476
98 Churchill Downs, Inc. 18,208
1,263 Clarus Corporation 36,021
8,122 Cooper-Standard Holdings, Inc.
n
211,578
446 Cracker Barrel Old Country Store,
Inc. 60,736
1,833 Crocs, Inc.
n
248,940
1,422 Culp, Inc. 21,287
1,046 D.R. Horton, Inc. 99,820
Shares Common Stock (11.8%) Value
Consumer Discretionary (1.4%) - continued
2,404 Dana, Inc. $ 58,081
592 Darden Restaurants, Inc. 86,361
147 Deckers Outdoor Corporation
n
60,395
238 Denny's Corporation
n
3,349
1,084 Dick's Sporting Goods, Inc. 112,888
332 Dorman Products, Inc.
n
33,582
4,909 Duluth Holdings, Inc.
n
73,488
2,707 Emerald Holding, Inc.
n
10,693
18,853 Everi Holdings, Inc.
n
427,775
369 Expedia Group, Inc.
n
59,361
5,305 Farfetch, Ltd.
n
265,887
1,737 Five Below, Inc.
n
337,707
1,300 Foot Locker, Inc. 74,178
215 Fox Factory Holding Corporation
n
34,731
3,890 Gap, Inc. 113,471
494 Garmin, Ltd. 77,657
3,937 Genius Brands International, Inc.
n
6,181
7,024 Gentex Corporation 239,027
837 Genuine Parts Company 106,232
1,577 G-III Apparel Group, Ltd.
n
47,089
1,326 Goodyear Tire & Rubber
Company
n
20,831
2,280 GoPro, Inc.
n
23,347
18 Graham Holdings Company 11,964
526 Grand Canyon Education, Inc.
n
48,587
182 Group 1 Automotive, Inc. 31,621
313 GrowGeneration Corporation
n
12,730
1,969 Guess ?, Inc. 43,948
2,609 H&R Block, Inc. 64,051
4,185 Hanesbrands, Inc. 76,418
1,922 Harley-Davidson, Inc. 76,150
2,473 Home Depot, Inc. 811,614
661 KB Home 28,053
7,362 Kohl's Corporation 373,990
2,043 Lear Corporation 357,484
5,472 Leggett & Platt, Inc. 262,820
941 Lithia Motors, Inc. 354,964
1,663 Lowe's Companies, Inc. 320,443
293 Lululemon Athletica, Inc.
n
117,250
465 M.D.C. Holdings, Inc. 24,794
3,661 Macy's, Inc.
n
62,237
2,775 Magnite, Inc.
n
84,082
1,485 Marriott International, Inc.
n
216,780
141 Marriott Vacations Worldwide
Corporation
n
20,779
2,785 Mattel, Inc.
n
60,490
1,622 McDonald's Corporation 393,676
133 Mercadolibre, Inc.
n
208,637
3,092 Miller Industries, Inc. 115,981
401 Mohawk Industries, Inc.
n
78,155
2,425 NIKE, Inc. 406,212
4,068 Nordstrom, Inc.
k,n
134,651
3,219 Norwegian Cruise Line Holdings,
Ltd.
k,n
77,353
142 NVR, Inc.
n
741,609
999 Ollie's Bargain Outlet Holdings,
Inc.
n
93,007
663 Papa John's International, Inc. 75,661
2,399 Park Hotels & Resorts, Inc.
n
44,381
2,261 Penn National Gaming, Inc.
n
154,607
2,929 Planet Fitness, Inc.
n
220,349
105 Pool Corporation 50,171
228 Purple Innovation, Inc.
n
6,005
325 PVH Corporation
n
34,001
21,956 Qurate Retail, Inc. 260,398

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Consumer Discretionary (1.4%) - continued
93 RH
n
$ 61,759
1,842 Ross Stores, Inc. 225,995
1,129 Ruth's Hospitality Group, Inc.
n
22,546
2,120 Skyline Corporation
n
119,568
1,894 Sleep Number Corporation
n
187,904
1,550 Sony Group Corporation ADR 161,665
560 Standard Motor Products, Inc. 23,386
4,346 Stoneridge, Inc.
n
125,817
169 Strategic Education, Inc. 13,400
9,829 Taylor Morrison Home Corporation
n
263,614
724 Tenneco, Inc.
n
12,605
797 Tesla, Inc.
n
547,698
347 Thor Industries, Inc. 41,071
8,274 ThredUp, Inc.
n
197,418
2,691 Toll Brothers, Inc. 159,496
575 TopBuild Corporation
n
116,547
3,547 Tri Pointe Homes, Inc.
n
85,554
3,858 TripAdvisor, Inc.
n
146,411
1,323 Tupperware Brands Corporation
n
27,637
988 Ulta Beauty, Inc.
n
331,770
509 Urban Outfitters, Inc.
n
18,925
291 Vail Resorts, Inc.
n
88,813
72 Williams-Sonoma, Inc. 10,922
567 Wingstop, Inc. 97,133
9 Winmark Corporation 1,897
544 Wolverine World Wide, Inc. 18,246
4,706 Wyndham Hotels & Resorts, Inc. 339,114
1,137 Yum! Brands, Inc. 149,390
3,500 Zumiez, Inc.
n
152,775
Total 18,724,891
Consumer Staples (0.4%)
984 Altria Group, Inc. 47,271
1,027 BJ's Wholesale Club Holdings,
Inc.
n
52,007
1,632 Brown-Forman Corporation 115,741
177 Church & Dwight Company, Inc. 15,325
2,883 Colgate-Palmolive Company 229,198
1,361 Costco Wholesale Corporation 584,849
3,994 Coty, Inc.
n
34,868
1,613 Darling Ingredients, Inc.
n
111,410
5,401 e.l.f. Beauty, Inc.
n
149,122
1,467 Flowers Foods, Inc. 34,562
123 General Mills, Inc. 7,240
2,081 Hain Celestial Group, Inc.
n
83,053
361 Hershey Company 64,576
362 Ingredion, Inc. 31,787
1,055 John B. Sanfilippo & Son, Inc. 97,440
505 Kimberly-Clark Corporation 68,539
5,911 Lamb Weston Holdings, Inc. 394,677
116 Medifast, Inc. 33,119
3,777 Monster Beverage Corporation
n
356,247
289 PepsiCo, Inc. 45,359
586 Performance Food Group
Company
n
26,850
10,711 Philip Morris International, Inc. 1,072,064
335 Pilgrim's Pride Corporation
n
7,420
20 PriceSmart, Inc. 1,795
13,026 Primo Water Corporation 215,320
2,539 Procter & Gamble Company 361,122
202 Seneca Foods Corporation
n
11,057
1,815 Sprouts Farmers Markets, Inc.
n
44,613
6,601 Turning Point Brands, Inc. 349,985
306 Tyson Foods, Inc. 21,867
151 United Natural Foods, Inc.
n
5,001
Shares Common Stock (11.8%) Value
Consumer Staples (0.4%) - continued
786 US Foods Holding Corporation
n
$ 26,991
366 Vector Group, Ltd. 4,890
2,034 Wal-Mart Stores, Inc. 289,947
Total 4,995,312
Energy (0.3%)
3,678 Antero Midstream Corporation 34,941
6,002 Antero Resources Corporation
n
81,627
1,415 APA Corporation 26,531
5,736 Archrock, Inc. 49,387
137 Bonanza Creek Energy, Inc. 5,270
3,494 BP plc ADR 84,485
45 Callon Petroleum Company
n
1,771
7,073 Centennial Resource
Development, Inc.
n
36,850
1,614 ChampionX Corporation
n
37,509
1,041 Chevron Corporation 105,984
283 Clean Energy Fuels Corporation
n
2,125
1,590 CNX Resources Corporation
n
19,239
1,748 ConocoPhillips 97,993
140 CONSOL Energy, Inc.
n
2,942
2,453 Continental Resources, Inc. 83,770
1,278 Core Laboratories NV 42,634
12,796 Devon Energy Corporation 330,649
2,269 Diamondback Energy, Inc. 175,008
1,707 Dorian LPG, Ltd.
n
20,655
215 DT Midstream, Inc.
n
9,116
4,158 EnLink Midstream, LLC
n
23,160
3,788 Enterprise Products Partners, LP 85,495
2,808 EOG Resources, Inc. 204,591
7,920 Equitrans Midstream Corporation 65,102
1,762 Exterran Corporation
n
7,718
1,809 Exxon Mobil Corporation 104,144
5,013 Halliburton Company 103,669
4,680 Helix Energy Solutions Group, Inc.
n
19,422
8,918 Helmerich & Payne, Inc. 255,679
2,140 HollyFrontier Corporation 62,916
4,547 Kinder Morgan, Inc. 79,027
2,023 Kosmos Energy, Ltd.
n
4,673
840 Magnolia Oil & Gas Corporation
n
11,760
12,211 Marathon Oil Corporation 141,526
1,267 Marathon Petroleum Corporation 69,964
1,851 Matador Resources Company 57,196
21,721 McDermott International, Inc.
n
7,190
7,202 Nine Energy Service, Inc.
n
18,941
335 Northern Oil and Gas, Inc. 5,786
4,313 Occidental Petroleum Corporation 112,569
47 Oceaneering International, Inc.
n
623
2,504 PBF Energy, Inc.
n
22,962
994 Pioneer Natural Resources
Company 144,498
1,122 Plains GP Holdings, LP
n
11,770
5,751 ProPetro Holding Corporation
n
43,420
1,945 RPC, Inc.
n
8,169
4,279 SM Energy Company 80,017
10,448 Southwestern Energy Company
n
49,210
1,939 Talos Energy, Inc.
n
22,376
811 Targa Resources Corporation 34,151
16,189 TechnipFMC plc
n
116,885
20 Texas Pacific Land Corporation 29,851
11,253 Transocean, Ltd.
k,n
40,623
627 Valero Energy Corporation 41,990
683 World Fuel Services Corporation 23,536
Total 3,359,095

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Financials (1.8%)
91 1st Source Corporation $ 4,167
8,494 Air Lease Corporation 359,806
350 Alleghany Corporation
n
232,085
117 Allegiance Bancshares, Inc. 4,267
2,109 Ally Financial, Inc. 108,318
2,597 American Equity Investment Life
Holding Company 83,338
671 American Express Company 114,426
1,797 American Financial Group, Inc. 227,302
300 Ameriprise Financial, Inc. 77,268
1,067 Ameris Bancorp 51,867
23,790 Annaly Capital Management, Inc. 201,977
2,854 Apollo Commercial Real Estate
Finance, Inc. 43,438
9,450 Arch Capital Group, Ltd.
n
368,550
205 Argo Group International Holdings,
Ltd. 10,687
1,864 Arthur J. Gallagher & Company 259,674
776 Artisan Partners Asset
Management, Inc. 37,318
6,727 Associated Banc-Corp 133,195
6,311 Assured Guaranty, Ltd. 301,729
841 BancorpSouth Bank 21,698
9,311 Bank of America Corporation 357,170
381 Bank of Marin Bancorp 13,221
3,520 Bank of N.T. Butterfield & Son, Ltd. 116,653
1,411 BankFinancial Corporation 16,114
2,931 Banner Corporation 155,460
1,791 Berkshire Hathaway, Inc.
n
498,417
49 Berkshire Hills Bancorp, Inc. 1,325
592 BlackRock, Inc. 513,365
620 Blackstone Mortgage Trust, Inc. 20,100
121 Blucora, Inc.
n
2,040
121 BOK Financial Corporation 10,165
7,849 Bridgewater Bancshares, Inc.
n
127,311
1,900 Brighthouse Financial, Inc.
n
81,814
730 BrightSphere Investment Group 18,243
423 BrightSpire Capital, Inc. 4,023
1,473 Brookline Bancorp, Inc. 21,167
537 Brown & Brown, Inc. 29,213
5,357 Byline Bancorp, Inc. 131,836
1,169 Capital One Financial Corporation 189,027
553 Cboe Global Markets, Inc. 65,514
2,667 Central Pacific Financial
Corporation 68,275
4,285 Charles Schwab Corporation 291,166
4,655 Chimera Investment Corporation 68,522
1,313 Chubb, Ltd. 221,556
2,385 Cincinnati Financial Corporation 281,144
9,026 Citigroup, Inc. 610,338
2,709 Citizens Financial Group, Inc. 114,211
1,873 CME Group, Inc. 397,319
1,618 CNO Financial Group, Inc. 36,955
5,413 Columbia Banking System, Inc. 189,130
1,496 Comerica, Inc. 102,715
3,283 Community Trust Bancorp, Inc. 130,532
3,784 Customers Bancorp, Inc.
n
137,056
64 Diamond Hill Investment Group,
Inc. 11,024
1,012 Discover Financial Services 125,812
920 East West Bancorp, Inc. 65,458
1,662 Ellington Residential Mortgage
REIT 18,498
101 Employers Holdings, Inc. 4,193
1,799 Enova International, Inc.
n
59,529
Shares Common Stock (11.8%) Value
Financials (1.8%) - continued
3,985 Enterprise Financial Services
Corporation $ 177,611
5,719 Equitable Holdings, Inc. 176,546
1,777 Essent Group, Ltd. 80,267
1,471 Evercore, Inc. 194,466
8,680 F.N.B. Corporation 99,473
698 FactSet Research Systems, Inc. 249,381
141 Federal Agricultural Mortgage
Corporation 13,747
2,147 Financial Institutions, Inc. 63,208
38 First American Financial
Corporation 2,558
17,493 First Bancorp/Puerto Rico 212,190
5,112 First Busey Corporation 120,643
1,670 First Financial Bancorp 37,575
1,381 First Financial Corporation 55,309
3,479 First Horizon Corporation 53,751
209 First Mid-Illinois Bancshares, Inc. 8,504
208 First of Long Island Corporation 4,482
437 First Republic Bank 85,224
525 Flushing Financial Corporation 11,576
9,926 Fulton Financial Corporation 152,066
2,003 Glacier Bancorp, Inc. 103,275
2,605 Granite Point Mortgage Trust, Inc. 36,757
3,137 Great Southern Bancorp, Inc. 163,218
187 Great Western Bancorp, Inc. 5,760
733 Hamilton Lane, Inc. 68,169
7,970 Hancock Whitney Corporation 348,369
2,875 Hanmi Financial Corporation 52,411
1,778 Hanover Insurance Group, Inc. 241,630
8,809 Heartland Financial USA, Inc. 401,867
1,433 Heritage Commerce Corporation 15,534
150 Heritage Financial Corporation 3,628
1,086 HomeStreet, Inc. 40,953
2,284 Hometrust Bancshares, Inc. 60,138
22,509 Hope Bancorp, Inc. 298,244
2,587 Horizon Bancorp, Inc. 43,229
1,222 Houlihan Lokey, Inc. 108,880
37,973 Huntington Bancshares, Inc. 534,660
4,032 Independent Bank Corporation 84,793
5,767 Invesco, Ltd. 140,599
3,583 J.P. Morgan Chase & Company 543,828
180 Jefferies Financial Group, Inc. 5,974
2,109 Kinsale Capital Group, Inc. 376,762
880 Ladder Capital Corporation 10,050
786 Lakeland Bancorp, Inc. 12,867
3,522 Lincoln National Corporation 217,026
786 Loews Corporation 42,153
523 LPL Financial Holdings, Inc. 73,764
65 MarketAxess Holdings, Inc. 30,886
1,167 Marsh & McLennan Companies,
Inc. 171,806
851 Mercantile Bank Corporation 26,594
8,785 MFA Financial, Inc. 41,026
1,132 Midland States Bancorp, Inc. 27,858
4,272 MidWestOne Financial Group, Inc. 124,443
515 Moody's Corporation 193,640
2,625 Morgan Stanley 251,947
527 Mr. Cooper Group, Inc.
n
19,594
822 MSCI, Inc. 489,879
43 National Western Life Group, Inc. 8,939
3,067 Navient Corporation 62,659
132 NBT Bancorp, Inc. 4,600
8,511 New York Community Bancorp,
Inc. 100,260

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Financials (1.8%) - continued
616 New York Mortgage Trust, Inc. $ 2,692
340 Newmark Group, Inc. 4,379
1,984 NMI Holdings, Inc.
n
43,688
1,206 Northern Trust Corporation 136,097
176 OceanFirst Financial Corporation 3,432
1,757 OFG Bancorp 40,587
3,254 Old National Bancorp 52,357
1,253 Old Second Bancorp, Inc. 14,510
3,387 PacWest Bancorp 134,870
116 Peapack-Gladstone Financial
Corporation 3,736
565 Peoples Bancorp, Inc. 16,662
6,151 Popular, Inc. 447,547
53 Preferred Bank 3,126
3,163 Premier Financial Corporation 84,705
1,330 Primerica, Inc. 194,473
2,272 QCR Holdings, Inc. 111,532
11,315 Radian Group, Inc. 255,493
1,783 Raymond James Financial, Inc. 230,863
860 Redwood Trust, Inc. 10,208
1,428 Regions Financial Corporation 27,489
2,406 Reinsurance Group of America,
Inc. 265,093
827 RenaissanceRe Holdings, Ltd. 126,275
17 RLI Corporation 1,842
1,577 S&P Global, Inc. 676,091
338 Safety Insurance Group, Inc. 25,898
5,908 Seacoast Banking Corporation of
Florida 179,544
2,802 SEI Investments Company 170,362
1,109 Selective Insurance Group, Inc. 90,217
1,297 Signature Bank 294,380
2,322 Starwood Property Trust, Inc. 60,442
1,354 State Street Corporation 117,988
1,210 Synchrony Financial 56,894
5,352 Synovus Financial Corporation 218,897
774 T. Rowe Price Group, Inc. 158,020
523 Territorial Bancorp, Inc. 13,357
3,951 Texas Capital Bancshares, Inc.
n
248,834
607 TMX Group, Ltd. 66,660
573 Torchmark Corporation 53,352
625 Towne Bank 18,631
2,854 TPG RE Finance Trust, Inc. 37,559
996 TriCo Bancshares 39,272
2,580 Triumph Bancorp, Inc.
n
197,783
2,362 Truist Financial Corporation 128,564
716 TrustCo Bank Corporation NY 24,079
985 Trustmark Corporation 29,570
20,607 Umpqua Holdings Corporation 388,854
164 Universal Insurance Holdings, Inc. 2,322
368 Univest Financial Corporation 10,068
9,846 Unum Group 269,780
75 Walker & Dunlop, Inc. 7,761
613 Washington Trust Bancorp, Inc. 29,884
6,333 Wells Fargo & Company 290,938
621 WesBanco, Inc. 20,046
60 Westamerica Bancorporation 3,333
8,740 Western Alliance Bancorp 811,247
3,063 Western Asset Mortgage Capital
Corporation 9,495
2,801 Wintrust Financial Corporation 199,991
6,661 Zions Bancorporations NA 347,371
281 Zurich Insurance Group AG 113,292
Total 22,956,399
Shares Common Stock (11.8%) Value
Health Care (1.6%)
997 Abbott Laboratories $ 120,617
1,583 AbbVie, Inc. 184,103
5,686 ACADIA Pharmaceuticals, Inc.
n
122,988
144 Acceleron Pharma, Inc.
n
18,009
5,768 Adaptive Biotechnologies
Corporation
n
211,455
97 Align Technology, Inc.
n
67,493
76 Allakos, Inc.
n
6,047
711 Allogene Therapeutics, Inc.
n
15,606
529 Amedisys, Inc.
n
137,868
1,145 American Well Corporation
n
13,339
2,137 Amgen, Inc. 516,171
2,291 AMN Healthcare Services, Inc.
n
230,383
463 Anthem, Inc. 177,797
196 Arcutis Biotherapeutics, Inc.
n
4,573
337 Arena Pharmaceuticals, Inc.
n
20,847
726 Argenx SE ADR
n
221,016
1,009 Ascendis Pharma AS ADR
n
119,254
27 Atrion Corporation 16,981
9,220 Avantor, Inc.
n
346,488
1,824 Axonics Modulation Technologies,
Inc.
n
123,941
3,216 Baxter International, Inc. 248,758
584 Becton, Dickinson and Company 149,358
1,510 BioCryst Pharmaceuticals, Inc.
n
24,341
412 Biogen, Inc.
n
134,613
2,818 Biohaven Pharmaceutical Holding
Company, Ltd.
n
355,096
64 Bio-Rad Laboratories, Inc.
n
47,329
1,392 Bio-Techne Corporation 671,278
273 Bristol-Myers Squibb Company 18,529
223 Bruker Corporation 18,342
4,902 Centene Corporation
n
336,326
1,165 Cerner Corporation 93,654
761 Charles River Laboratories
International, Inc.
n
309,666
202 Chemed Corporation 96,156
667 Cigna Holding Company 153,070
663 Cooper Companies, Inc. 279,634
819 CryoLife, Inc.
n
22,113
1,183 CVS Health Corporation 97,432
248 CytomX Therapeutics, Inc.
n
1,342
229 Danaher Corporation 68,125
927 Dentsply Sirona, Inc. 61,219
1,041 DermTech, Inc.
n
35,040
1,311 Dexcom, Inc.
n
675,834
446 Editas Medicine, Inc.
n
18,670
1,363 Edwards Lifesciences Corporation
n
153,024
2,116 Endo International plc
n
10,707
18 Fate Therapeutics, Inc.
n
1,490
207 Generation Bio Company
n
4,500
4,971 Gilead Sciences, Inc. 339,470
1,687 GlaxoSmithKline plc ADR 67,716
249 Global Blood Therapeutics, Inc.
n
6,805
7,304 GoodRx Holdings, Inc.
k,n
234,239
3,378 Guardant Health, Inc.
n
370,904
87 Haemonetics Corporation
n
5,289
3,067 Halozyme Therapeutics, Inc.
n
126,759
637 HCA Healthcare, Inc. 158,103
596 HealthEquity, Inc.
n
44,092
1,746 Hill-Rom Holdings, Inc. 241,751
50 Humana, Inc. 21,293
214 ICU Medical, Inc.
n
43,504
809 Illumina, Inc.
n
401,062
3,142 Immunocore Holdings plc ADR
k,n
102,806

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Health Care (1.6%) - continued
757 ImmunoGen, Inc.
n
$ 4,247
1,933 InMode, Ltd.
n
219,724
614 Inspire Medical Systems, Inc.
n
112,460
1,583 Insulet Corporation
n
442,749
340 Integra LifeSciences Holdings
Corporation
n
24,613
150 Intuitive Surgical, Inc.
n
148,719
1,941 Ionis Pharmaceuticals, Inc.
n
72,089
1,677 IQVIA Holding, Inc.
n
415,393
5,017 Johnson & Johnson 863,927
310 Laboratory Corporation of America
Holdings
n
91,806
9,279 Lantheus Holdings, Inc.
n
242,831
3,627 LHC Group, Inc.
n
780,458
558 Lineage Cell Therapeutics, Inc.
n
1,468
349 Masimo Corporation
n
95,064
5,875 Medtronic plc 771,446
3,030 Merck & Company, Inc. 232,916
473 Meridian Bioscience, Inc.
n
9,697
117 Mettler-Toledo International, Inc.
n
172,424
894 Molina Healthcare, Inc.
n
244,071
1,029 Natera, Inc.
n
117,841
1,155 National Healthcare Corporation 89,686
212 Nektar Therapeutics
n
3,347
702 Neogen Corporation
n
30,579
2,667 Nevro Corporation
n
413,385
828 Novo Nordisk AS ADR
k
76,673
1,934 NuVasive, Inc.
n
123,679
193 Omnicell, Inc.
n
28,275
165 Orthofix Medical, Inc.
n
6,557
1,424 Phreesia, Inc.
n
97,330
2,038 Premier, Inc. 72,634
1,270 Progyny, Inc.
n
70,726
1,602 Pulmonx Corporation
k,n
63,535
511 Reata Pharmaceuticals, Inc.
n
64,033
144 Regeneron Pharmaceuticals, Inc.
n
82,744
470 Repligen Corporation
n
115,479
535 Rubius Therapeutics, Inc.
n
11,497
1,122 Sarepta Therapeutics, Inc.
n
76,049
2,033 Silk Road Medical, Inc.
n
102,016
3,036 Stryker Corporation 822,574
18 Surmodics, Inc.
n
992
3,576 Syneos Health, Inc.
n
320,660
1,425 Tactile Systems Technology, Inc.
n
69,797
414 Teladoc Health, Inc.
n
61,458
1,321 Teleflex, Inc. 525,005
500 Tenet Healthcare Corporation
n
35,920
1,541 Thermo Fisher Scientific, Inc. 832,155
206 U.S. Physical Therapy, Inc. 24,341
1,503 UnitedHealth Group, Inc. 619,567
906 Veeva Systems, Inc.
n
301,435
404 Viatris, Inc. 5,684
14,851 Viemed Healthcare, Inc.
n
103,363
1,348 Vor BioPharma, Inc.
n
16,877
945 VYNE Therapeutics, Inc.
n
2,552
129 Waters Corporation
n
50,285
673 Zimmer Biomet Holdings, Inc. 109,982
4,413 Zoetis, Inc. 894,515
3,516 Zymeworks, Inc.
n
112,828
Total 20,426,572
Industrials (1.8%)
783 Advanced Drainage Systems, Inc. 95,596
1,466 AECOM
n
92,299
171 Allegion plc 23,359
Shares Common Stock (11.8%) Value
Industrials (1.8%) - continued
4,408 Altra Industrial Motion Corporation $ 276,293
3,997 AMETEK, Inc. 555,783
341 Armstrong World Industries, Inc. 36,889
5,395 ASGN, Inc.
n
545,596
2,531 AZZ, Inc. 134,118
417 Babcock & Wilcox Enterprises,
Inc.
n
2,986
6,864 Badger Infrastructure Solution 191,736
1,992 Bloom Energy Corporation
k,n
43,426
196 Boeing Company
n
44,390
2,436 Carlisle Companies, Inc. 492,657
215 Caterpillar, Inc. 44,451
3,926 CBIZ, Inc.
n
126,967
2,706 Chart Industries, Inc.
n
420,648
202 CRA International, Inc. 17,317
4,443 Crane Company 431,993
1,837 CSW Industrials, Inc. 217,299
2,808 CSX Corporation 90,755
22 Cummins, Inc. 5,106
4,712 Curtiss-Wright Corporation 557,430
3,489 Delta Air Lines, Inc.
n
139,211
1,143 Desktop Metal, Inc.
n
10,287
343 Douglas Dynamics, Inc. 13,686
888 Dover Corporation 148,403
3,535 Dun & Bradstreet Holdings, Inc.
n
74,094
170 Dycom Industries, Inc.
n
11,798
1,969 Eaton Corporation plc 311,200
1,642 EMCOR Group, Inc. 200,012
3,053 Emerson Electric Company 308,017
467 Encore Wire Corporation 36,627
373 Expeditors International of
Washington, Inc. 47,837
361 Exponent, Inc. 38,659
3,411 Fastenal Company 186,820
4,291 First Advantage Corporation
n
84,147
2,469 Forrester Research, Inc.
n
115,673
2,840 Forward Air Corporation 251,170
609 GATX Corporation 56,180
1,299 Generac Holdings, Inc.
n
544,749
2,298 General Dynamics Corporation 450,477
1,099 Gorman-Rupp Company 39,223
7,310 GrafTech International, Ltd. 83,115
460 Greenbrier Companies, Inc. 19,688
2,507 Helios Technologies, Inc. 202,691
3,077 Honeywell International, Inc. 719,372
15,980 Howmet Aerospace, Inc.
n
524,464
1,878 Hubbell, Inc. 376,464
261 ICF International, Inc. 23,900
3,044 IDEX Corporation 690,044
2,268 Illinois Tool Works, Inc. 514,088
424 ITT Corporation 41,514
67 JB Hunt Transport Services, Inc. 11,286
222 JetBlue Airways Corporation
n
3,283
93 John Bean Technologies
Corporation 13,632
3,031 Johnson Controls International plc 216,474
248 Kansas City Southern 66,414
1,297 L3Harris Technologies, Inc. 294,082
1,934 Landstar System, Inc. 303,638
267 Lennox International, Inc. 87,958
4,967 Lincoln Electric Holdings, Inc. 692,549
703 Linde plc 216,095
907 Lockheed Martin Corporation 337,105
3,409 Manpower, Inc. 404,239

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Industrials (1.8%) - continued
225 Masonite International
Corporation
n
$ 25,461
3,903 Mercury Systems, Inc.
n
257,598
11,218 Meritor, Inc.
n
272,934
217 Mesa Air Group, Inc.
n
1,936
3,774 Middleby Corporation
n
722,683
1,562 MSC Industrial Direct Company,
Inc. 139,284
4,146 NAPCO Security Technologies,
Inc.
n
146,561
1,432 Nikola Corporation
n
16,998
268 Nordson Corporation 60,603
454 Norfolk Southern Corporation 117,055
1,005 Northrop Grumman Corporation 364,835
1,182 Nutrien, Ltd. 70,211
1,540 nVent Electric plc 48,679
1,067 Old Dominion Freight Line, Inc. 287,183
711 Otis Worldwide Corporation 63,670
1,072 Parker-Hannifin Corporation 334,496
6,179 Pitney Bowes, Inc. 49,432
443 Primoris Services Corporation 13,246
911 Quad/Graphics, Inc.
n
3,188
870 Quanta Services, Inc. 79,083
4,251 Ranpak Holdings Corporation
n
108,911
1,317 Raytheon Technologies
Corporation 114,513
408 RBC Bearings, Inc.
n
95,880
6,779 Regal-Beloit Corporation 998,072
664 Robert Half International, Inc. 65,211
2,233 Rush Enterprises, Inc. 104,929
555 Ryder System, Inc. 42,263
345 Saia, Inc.
n
77,970
687 Simpson Manufacturing Company,
Inc. 77,274
1,201 SkyWest, Inc.
n
48,628
330 Snap-On, Inc. 71,933
1,437 Southwest Airlines Company
n
72,597
3,111 Standex International Corporation 286,212
4,359 Summit Materials, Inc.
n
146,462
2,813 Sun Country Airlines Holdings,
Inc.
n
91,394
665 Technip Energies NV ADR
n
9,011
243 Teledyne Technologies, Inc.
n
110,023
311 Tetra Tech, Inc. 41,525
356 Thermon Group Holdings, Inc.
n
5,931
1,936 Timken Company 153,912
511 Toro Company 58,121
720 Trane Technologies plc 146,599
5,051 TransUnion 606,423
2,409 Trex Company, Inc.
n
233,914
3,016 TriMas Corporation
n
98,684
3,197 Tutor Perini Corporation
n
44,982
2,684 Uber Technologies, Inc.
n
116,647
259 UniFirst Corporation 56,402
1,676 Union Pacific Corporation 366,642
914 United Parcel Service, Inc. 174,903
2,533 United Rentals, Inc.
n
834,750
4,599 US Ecology, Inc.
n
160,965
1,040 Valmont Industries, Inc. 246,428
2,553 Vicor Corporation
n
295,152
525 Waste Connections, Inc. 66,512
442 Waste Management, Inc. 65,531
686 Watsco, Inc. 193,754
93 Watts Water Technologies, Inc. 14,021
1,118 Werner Enterprises, Inc. 51,104
2,401 WESCO International, Inc.
n
255,586
Shares Common Stock (11.8%) Value
Industrials (1.8%) - continued
1,230 Willdan Group, Inc.
n
$ 50,737
481 Woodward, Inc. 58,470
80 XPO Logistics, Inc.
n
11,095
526 Xylem, Inc. 66,197
Total 23,428,865
Information Technology (2.5%)
1,646 Accenture plc 522,901
507 Adobe, Inc.
n
315,166
1,137 Advanced Energy Industries, Inc. 117,964
3,434 Agilysys, Inc.
n
190,793
854 Alliance Data Systems Corporation 79,635
318 Ambarella, Inc.
n
31,320
9,752 Amphenol Corporation 706,922
339 Analog Devices, Inc. 56,755
8,615 Anaplan, Inc.
n
492,778
301 ANSYS, Inc.
n
110,906
21,571 Apple, Inc. 3,146,346
678 AppLovin Corporation
k,n
41,677
502 Aspen Technology, Inc.
n
73,423
452 Automatic Data Processing, Inc. 94,753
919 Avalara, Inc.
n
153,629
2,497 Axcelis Technologies, Inc.
n
96,259
3,959 Bandwidth, Inc.
n
513,324
859 Belden, Inc. 42,091
1,176 Benchmark Electronics, Inc. 31,046
3,424 BigCommerce Holdings, Inc.
n
221,738
2,862 Bill.com Holdings, Inc.
n
591,919
179 Blackline, Inc.
n
20,476
259 Broadridge Financial Solutions,
Inc. 44,934
3,375 Calix, Inc.
n
157,882
1,063 CDK Global, Inc. 51,013
684 CDW Corporation 125,411
3,229 Ciena Corporation
n
187,734
8,061 Cisco Systems, Inc. 446,338
763 Cognex Corporation 68,983
2,318 Computer Services, Inc. 134,583
100 Concentrix Corporation
n
16,373
1,280 Coupa Software, Inc.
n
277,760
527 CTS Corporation 18,440
1,022 Descartes Systems Group, Inc.
n
74,259
1,110 Diebold Nixdorf, Inc.
n
11,555
1,072 Digital Turbine, Inc.
n
67,482
1,689 DocuSign, Inc.
n
503,390
4,944 Dolby Laboratories, Inc. 480,062
3,511 Dropbox, Inc.
n
110,561
36 DSP Group, Inc.
n
578
3,038 Elastic NV
n
449,806
661 Endava plc ADR
n
85,018
332 Enphase Energy, Inc.
n
62,947
636 EPAM Systems, Inc.
n
356,033
828 ePlus, Inc.
n
76,557
266 ExlService Holdings, Inc.
n
30,117
1,028 eXp World Holdings, Inc.
n
36,926
674 F5 Networks, Inc.
n
139,188
191 Fair Isaac Corporation
n
100,067
2,603 Five9, Inc.
n
523,958
1,271 FleetCor Technologies, Inc.
n
328,198
6,238 Gilat Satellite Networks, Ltd. 65,374
8,184 Hewlett Packard Enterprise
Company 118,668
9,278 HP, Inc. 267,856
589 HubSpot, Inc.
n
351,056
1,226 Intel Corporation 65,861

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Information Technology (2.5%) - continued
932 Intuit, Inc. $ 493,932
2,343 Jack Henry & Associates, Inc. 407,893
1,610 KLA-Tencor Corporation 560,538
1,141 Lam Research Corporation 727,285
1,672 Lattice Semiconductor
Corporation
n
94,886
524 Littelfuse, Inc. 139,379
1,739 LivePerson, Inc.
n
110,757
1,712 LiveRamp Holding, Inc.
n
68,497
452 Manhattan Associates, Inc.
n
72,153
1,010 Mastercard, Inc. 389,799
443 MAXIMUS, Inc. 39,427
102 MaxLinear, Inc.
n
4,919
14,827 Medallia, Inc.
n
502,190
1,585 Micron Technology, Inc.
n
122,964
13,758 Microsoft Corporation 3,919,792
2,752 MKS Instruments, Inc. 430,523
1,991 Monolithic Power Systems, Inc. 894,477
992 Motorola Solutions, Inc. 222,129
3,690 National Instruments Corporation 162,766
1,642 NetApp, Inc. 130,687
302 Nice, Ltd. ADR
n
84,152
426 Nova Measuring Instruments, Ltd.
n
41,663
2,363 NVIDIA Corporation 460,761
1,612 Okta, Inc.
n
399,437
3,204 Oracle Corporation 279,197
900 Palo Alto Networks, Inc.
n
359,145
962 Paychex, Inc. 109,495
977 Paycom Software, Inc.
n
390,800
247 Paylocity Holding Corporation
n
51,243
1,732 PayPal Holdings, Inc.
n
477,218
569 Photronics, Inc.
n
7,608
547 Progress Software Corporation 24,938
781 Q2 Holdings, Inc.
n
80,685
1,053 Qorvo, Inc.
n
199,638
2,087 QUALCOMM, Inc. 312,633
399 Rogers Corporation
n
76,049
1,622 Sabre Corporation
n
19,123
508 SailPoint Technologies Holdings,
Inc.
n
25,395
766 Salesforce.com, Inc.
n
185,318
114 Samsung Electronics Company,
Ltd. GDR 195,361
881 ScanSource, Inc.
n
24,307
2,335 Seagate Technology Holdings 205,246
1,569 Semtech Corporation
n
97,137
276 ServiceNow, Inc.
n
162,258
3,585 Sierra Wireless, Inc.
n
69,334
425 Silicon Laboratories, Inc.
n
63,321
406 SiTime Corporation
n
55,070
147 Solaredge Technology, Ltd.
n
38,144
7,425 Sonos, Inc.
n
247,846
3,488 Sprout Social, Inc.
n
309,874
939 Square, Inc.
n
232,177
7,156 STMicroelectronics NV ADR 295,328
229 SunPower Corporation
n
5,672
1,481 SYNNEX Corporation 177,039
688 TE Connectivity, Ltd. 101,459
5,523 Telefonaktiebolaget LM Ericsson
ADR 63,680
5,450 Texas Instruments, Inc. 1,038,879
4,470 Trade Desk, Inc.
n
366,138
22,943 TTM Technologies, Inc.
n
320,973
180 Tyler Technologies, Inc.
n
88,675
490 Unisys Corporation
n
10,951
Shares Common Stock (11.8%) Value
Information Technology (2.5%) - continued
1,071 VeriSign, Inc.
n
$ 231,732
158 Vertex, Inc.
n
2,986
290 ViaSat, Inc.
n
14,396
1,606 Visa, Inc. 395,702
293 VMware, Inc.
k,n
45,046
1,310 Western Digital Corporation
n
85,058
2,799 Workiva, Inc.
n
363,226
3,297 Xerox Holdings Corporation 79,557
866 Zscaler, Inc.
n
204,298
Total 32,157,150
Materials (0.4%)
1,622 Allegheny Technologies, Inc.
n
33,300
3,241 AptarGroup, Inc. 417,830
2,985 Ashland Global Holdings, Inc. 253,934
442 Avery Dennison Corporation 93,120
4,177 Axalta Coating Systems, Ltd.
n
125,728
52 Balchem Corporation 7,014
844 Ball Corporation 68,263
148 Cabot Corporation 8,149
5,609 Carpenter Technology Corporation 213,983
394 Celanese Corporation 61,373
2,907 CF Industries Holdings, Inc. 137,356
2,504 Chemours Company 83,258
2,130 Cleveland-Cliffs, Inc.
k,n
53,250
49 DMC Global, Inc.
n
2,145
3,552 Eastman Chemical Company 400,381
584 Ecolab, Inc. 128,965
7,056 Element Solutions, Inc. 165,040
3,560 Ferroglobe Representation &
Warranty Insurance Trust
e,n
0
822 FMC Corporation 87,913
3,394 Graphic Packaging Holding
Company 65,063
722 Ingevity Corporation
n
61,327
2,416 Innospec, Inc. 213,695
20,301 Ivanhoe Mines, Ltd.
n
150,679
2,135 Kaiser Aluminum Corporation 259,787
244 Koppers Holdings, Inc.
n
7,493
1,460 LyondellBasell Industries NV 145,022
1,953 Martin Marietta Materials, Inc. 709,525
376 Materion Corporation 26,831
1,064 Minerals Technologies, Inc. 85,354
2,353 Myers Industries, Inc. 49,836
1,309 Neenah, Inc. 65,803
85 NewMarket Corporation 26,852
1,103 Nucor Corporation 114,734
2,160 Olin Corporation 101,585
43 PPG Industries, Inc. 7,031
1,449 Quaker Chemical Corporation 364,771
71 Reliance Steel & Aluminum
Company 11,158
317 RPM International, Inc. 27,449
1,405 Ryerson Holding Corporation
n
22,101
1,248 Sensient Technologies Corporation 108,801
440 Sonoco Products Company 28,068
2,464 Steel Dynamics, Inc. 158,805
1,393 SunCoke Energy, Inc. 10,768
2,659 UFP Technologies, Inc.
n
158,955
1,302 United States Lime & Minerals, Inc. 180,978
843 United States Steel Corporation 22,323
Total 5,525,796
Real Estate (0.8%)
5,778 Agree Realty Corporation 434,217

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (11.8%) Value
Real Estate (0.8%) - continued
404 Alexandria Real Estate Equities,
Inc. $ 81,341
5,702 American Campus Communities,
Inc. 286,868
272 Apartment Income REIT
Corporation 14,318
160 Armada Hoffler Properties, Inc. 2,080
320 AvalonBay Communities, Inc. 72,906
95 Bluegreen Vacations Holding
Corporations
n
1,644
3,967 Camden Property Trust 592,630
2,645 CareTrust REIT, Inc. 63,797
4,087 CBRE Group, Inc.
n
394,232
822 Cedar Realty Trust, Inc. 13,645
345 City Office REIT, Inc. 4,440
1,692 Colliers International Group, Inc. 217,574
303 Community Healthcare Trust, Inc. 15,098
421 Corepoint Lodging, Inc.
n
5,658
4,330 CoStar Group, Inc.
n
384,720
4,237 CubeSmart 210,409
3,232 Cushman and Wakefield plc
n
60,341
410 Digital Realty Trust, Inc. 63,206
1,336 Duke Realty Corporation 67,976
900 EastGroup Properties, Inc. 158,598
4,510 EPR Properties 226,853
17,771 Essential Properties Realty Trust,
Inc. 529,576
227 Essex Property Trust, Inc. 74,479
1,671 Extra Space Storage, Inc. 290,988
838 Farmland Partners, Inc. 10,559
8,332 First Industrial Realty Trust, Inc. 456,427
466 FirstService Corporation 86,657
5,810 Four Corners Property Trust, Inc. 166,805
1,031 Getty Realty Corporation 32,569
1,272 Gladstone Commercial
Corporation 29,485
2,440 Gladstone Land Corporation 56,901
1,601 Healthcare Realty Trust, Inc. 51,040
3,332 Healthcare Trust of America, Inc. 95,262
182 Highwoods Properties, Inc. 8,680
4,302 Host Hotels & Resorts, Inc.
n
68,531
6,807 Independence Realty Trust, Inc. 131,239
2,366 Industrial Logistics Properties Trust 64,119
729 Innovative Industrial Properties,
Inc. 156,728
276 Iron Mountain, Inc. 12,078
725 Jones Lang LaSalle, Inc.
n
161,363
1,959 Kilroy Realty Corporation 135,700
1,240 Life Storage, Inc. 145,526
6,819 Medical Properties Trust, Inc. 143,404
13,888 MGIC Investment Corporation 192,210
3,779 National Retail Properties, Inc. 184,680
16,559 National Storage Affiliates Trust 897,001
395 NetSTREIT Corporation 10,250
11,035 New Residential Investment
Corporation 107,702
960 NexPoint Residential Trust, Inc. 56,592
1,319 Omega Healthcare Investors, Inc. 47,853
698 One Liberty Properties, Inc. 21,352
1,733 Opendoor Technologies, Inc.
n
25,683
1,196 Preferred Apartment Communities,
Inc. 12,606
1,673 Public Storage, Inc. 522,779
1,946 Rayonier, Inc. REIT 73,384
1,408 Realty Income Corporation 98,968
161 Redfin Corporation
n
9,430
Shares Common Stock (11.8%) Value
Real Estate (0.8%) - continued
8,535 Rexford Industrial Realty, Inc. $ 525,073
105 RMR Group, Inc. 4,120
2,673 Sabra Health Care REIT, Inc. 49,691
874 SBA Communications Corporation 298,025
11,436 Service Properties Trust 127,283
1,910 Spirit Realty Capital, Inc. 95,920
2,462 STAG Industrial, Inc. 101,730
2,132 Store Capital Corporation 77,157
13,116 Sunstone Hotel Investors, Inc.
n
151,359
4,174 UDR, Inc. 229,528
445 UMH Properties, Inc. 10,360
11 Universal Health Realty Income
Trust 657
511 WP Carey, Inc. 41,233
Total 10,253,293
Utilities (0.2%)
2,181 AES Corporation 51,690
1,407 Alliant Energy Corporation 82,352
2,352 American Electric Power
Company, Inc. 207,258
251 American States Water Company 22,168
872 Artesian Resources Corporation 34,078
646 Atmos Energy Corporation 63,689
754 Black Hills Corporation 51,008
2,858 CenterPoint Energy, Inc. 72,765
92 Chesapeake Utilities Corporation 11,462
771 Consolidated Water Company,
Ltd. 9,776
431 DTE Energy Company 50,565
1,241 Duke Energy Corporation 130,442
1,444 Entergy Corporation 148,617
944 Evergy, Inc. 61,568
1,769 Exelon Corporation 82,789
4,276 FirstEnergy Corporation 163,856
262 IDACORP, Inc. 27,628
2,425 MDU Resources Group, Inc. 76,921
319 National Fuel Gas Company 16,406
65 NiSource, Inc. 1,610
57 Northwest Natural Holding
Company 2,981
1,070 NorthWestern Corporation 66,329
4,355 OGE Energy Corporation 146,981
456 Otter Tail Corporation 23,160
138 Pinnacle West Capital Corporation 11,530
2,394 Portland General Electric
Company 117,067
174 PPL Corporation 4,936
60 Southwest Gas Holdings, Inc. 4,196
1,999 Spire, Inc. 141,829
2,955 UGI Corporation 135,900
12 Unitil Corporation 635
89 Vistra Energy Corporation 1,704
847 WEC Energy Group, Inc. 79,737
Total 2,103,633
Total Common Stock
(cost $108,125,817) 151,569,186

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
3,666,495 Thrivent Cash Management Trust $ 3,666,495
Total Collateral Held for
Securities Loaned
(cost $3,666,495) 3,666,495
Shares or
Principal
Amount Short-Term Investments ( 17.9% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.013%, 8/4/2021
o,p
200,000
300,000 0.014%, 8/6/2021
o,p
299,999
1,000,000 0.012%, 8/11/2021
o,p
999,992
100,000 0.035%, 8/18/2021
o,p
99,999
200,000 0.040%, 8/25/2021
o,p
199,996
500,000 0.042%, 9/8/2021
o,p
499,979
3,500,000 0.040%, 9/13/2021
o,p
3,499,837
2,000,000 0.040%, 9/15/2021
o,p
1,999,902
800,000 0.040%, 9/22/2021
o,p
799,955
800,000 0.039%, 9/24/2021
o,p
799,953
Thrivent Core Short-Term Reserve
Fund
21,718,596 0.130% 217,185,964
U.S. Treasury Bills
300,000 0.036%, 8/12/2021
o,q
299,997
2,500,000 0.041%, 9/9/2021
o,q
2,499,881
Total Short-Term Investments
(cost $229,347,785) 229,385,454
Contracts Options Purchased ( <0.1% ) Value
Put on 30-Yr. U.S. Treasury Bond
Futures
24 $149.00, expires 8/27/2021 375
Total Options Purchased
(cost $26,345) 375
Total Investments (cost
$1,200,414,687) 109.7% $1,409,008,296
Other Assets and Liabilities, Net
(9.7%) (125,024,228)
Total Net Assets 100.0% $1,283,984,068
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 30, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $82,604,327 or 6.4% of
total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 30, 2021.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k All or a portion of the security is on loan.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n Non-income producing security.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of July 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 742,126
Common Stock 2,820,522
Total lending $3,562,648
Gross amount payable upon return of
collateral for securities loaned $3,666,495
Net amounts due to counterparty $103,847
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,139,570 – 1,139,570 –
Capital Goods 3,376,800 – 3,202,674 174,126
Communications Services 4,551,354 – 4,479,084 72,270
Consumer Cyclical 3,615,939 – 3,615,939 –
Consumer Non-Cyclical 4,481,322 – 4,445,797 35,525
Energy 319,161 – 319,161 –
Financials 1,369,653 – 1,264,413 105,240
Technology 2,864,645 – 2,864,645 –
Transportation 1,325,413 – 1,325,413 –
Utilities 894,044 – 894,044 –
Long-Term Fixed Income
Asset-Backed Securities 26,786,268 – 26,459,745 326,523
Basic Materials 5,104,433 – 5,104,433 –
Capital Goods 9,175,410 – 9,175,410 –
Collateralized Mortgage Obligations 20,779,942 – 20,779,942 –
Commercial Mortgage-Backed Securities 4,573,375 – 3,929,332 644,043
Communications Services 16,744,381 – 16,744,381 –
Consumer Cyclical 18,682,547 – 18,682,547 –
Consumer Non-Cyclical 21,834,675 – 21,834,675 –
Energy 14,583,316 – 14,583,316 –
Financials 39,071,460 – 39,071,460 –
Mortgage-Backed Securities 138,527,058 – 138,527,058 –
Technology 11,669,059 – 11,669,059 –
Transportation 3,417,495 – 3,417,495 –
U.S. Government & Agencies 160,054,129 – 160,054,129 –
Utilities 10,103,316 – 10,103,316 –
Registered Investment Companies
Unaffiliated 18,935,420 18,935,420 – –
Affiliated 393,190,922 393,190,922 – –
Common Stock
Communications Services 7,638,180 7,633,815 4,365 –
Consumer Discretionary 18,724,891 18,724,891 – –
Consumer Staples 4,995,312 4,995,312 – –
Energy 3,359,095 3,359,095 – –
Financials 22,956,399 22,776,447 179,952 –
Health Care 20,426,572 20,426,572 – –
Industrials 23,428,865 23,237,129 191,736 –
Information Technology 32,157,150 31,961,789 195,361 –
Materials^ 5,525,796 5,375,117 150,679 0
Real Estate 10,253,293 10,253,293 – –
Utilities 2,103,633 2,103,633 – –
Short-Term Investments 12,199,490 – 12,199,490 –
Options Purchased 375 375 – –
Subtotal Investments in Securities $1,100,940,158 $562,973,810 $536,608,621 $1,357,727
Other Investments  * Total
Affiliated Registered Investment Companies 87,215,679
Affiliated Short-Term Investments 217,185,964
Collateral Held for Securities Loaned 3,666,495
Subtotal Other Investments $308,068,138
Total Investments at Value $1,409,008,296
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,568,433 7,568,433 – –
Total Asset Derivatives $7,568,433 $7,568,433 $– $–
Liability Derivatives
Futures Contracts 3,363,932 3,363,932 – –
Call Options Written 119,698 – – 119,698
Credit Default Swaps 29,313 – 29,313 –
Total Liability Derivatives $3,512,943 $3,363,932 $29,313 $119,698
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $9,470,112 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 82 September 2021 $ 10,791,551 $ 233,606
CBOT 2-Yr. U.S. Treasury Note 133 September 2021 29,344,572 2,709
CBOT 5-Yr. U.S. Treasury Note 137 September 2021 16,935,694 113,314
CBOT U.S. Long Bond 171 September 2021 26,696,599 1,470,307
CME E-mini Russell 2000 Index 1 September 2021 110,771 309
CME E-mini S&P 500 Index 299 September 2021 63,227,281 2,395,744
CME E-mini S&P Mid-Cap 400 Index 1 September 2021 272,563 (2,693)
CME Euro Foreign Exchange Currency 192 September 2021 29,324,826 (846,426)
CME Ultra Long Term U.S. Treasury Bond 97 September 2021 18,214,333 1,140,198
Eurex Euro STOXX 50 Index 602 September 2021 29,394,965 (212,258)
ICE US mini MSCI Emerging Markets Index 20 September 2021 1,369,001 (91,301)
Ultra 10-Yr. U.S. Treasury Note 40 September 2021 5,774,191 235,809
Total Futures Long Contracts $ 231,456,347 $ 4,439,318
CBOT 10-Yr. U.S. Treasury Note (77) September 2021 ( $ 10,142,697) ( $ 210,194)
CME E-mini NASDAQ 100 Index (87) September 2021 (24,275,567) (1,747,438)
CME E-mini Russell 2000 Index (291) September 2021 (33,678,770) 1,354,490
CME E-mini S&P Mid-Cap 400 Index (87) September 2021 (23,742,331) 263,641
ICE mini MSCI EAFE Index (186) September 2021 (21,928,726) 358,306
Ultra 10-Yr. U.S. Treasury Note (45) September 2021 (6,507,629) (253,622)
Total Futures Short Contracts ( $ 120,275,720) ($234,817)
Total Futures Contracts $ 111,180,627 $4,204,501

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Fund's options contracts held as of July 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 24.00 $ 149.00 August 2021 $3,953,251 $ 375 ( $ 25,970)
Total Options Purchased Contracts $375 ($25,970)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (5.50) $ 100.60 August 2021 ( $ 5,609,785) ( $ 73,721) ( $ 38,057)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (5.50) 101.19
September
2021 (5,597,754) (45,977) (7,950)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($119,698) ($46,007)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of July 30, 2021. Investments totaling $2,799,878 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, At 5.00%, Quarterly Sell 6/20/2026 ( $ 8,390,000) $ – ( $ 8,794) ( $ 8,794)
CDX HY 36, 5 Year, At 5.00%, Quarterly Sell 6/20/2026 (18,960,000) – (20,519) (20,519)
Total Credit Default Swaps $– ($29,313) ($29,313)
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation
Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $37,152 $5,239 $– $42,927 4,310 3.4%
Core Emerging Markets Equity 7,636 368 – 9,230 770 0.7
Core International Equity 8,191 219 – 10,997 992 0.9
Core Low Volatility Equity 28,759 668 11,000 24,063 1,655 1.9
Global Stock, Class S 1,423 55 – 1,940 61 0.1
High Yield, Class S 23,774 882 – 25,827 5,483 2.0
Income, Class S 81,524 3,927 – 85,208 8,564 6.6
International Allocation, Class S 36,220 674 – 48,168 4,004 3.8
Large Cap Growth, Class S 47,199 3,432 – 63,312 3,099 4.9
Large Cap Value, Class S 62,091 4,683 – 91,103 3,217 7.1
Limited Maturity Bond, Class S 41,334 472 – 42,002 3,302 3.3
Mid Cap Stock, Class S 19,412 745 – 28,105 715 2.2
Small Cap Stock, Class S 4,899 101 – 7,528 216 0.6
Total Affiliated Registered Investment
Companies 399,614 480,410 37.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 166,854 161,385 111,053 217,186 21,719 16.9
Total Affiliated Short-Term Investments 166,854 217,186 16.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,147 133,813 139,294 3,666 3,666 0.3
Total Collateral Held for Securities Loaned 9,147 3,666 0.3
Total Value $575,615 $701,262
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $536 $– $1,319
Core Emerging Markets Equity – 1,226 – 68
Core International Equity – 2,587 – 219
Core Low Volatility Equity Fund 400 5,236 105 563
Global Stock, Class S – 462 37 16
High Yield, Class S – 1,171 – 882
Income, Class S – (243) 2,187 1,740
International Allocation, Class S – 11,274 – 674
Large Cap Growth, Class S – 12,681 3,432 –
Large Cap Value, Class S – 24,329 3,551 1,132
Limited Maturity Bond, Class S – 196 – 472
Mid Cap Stock, Class S – 7,948 683 62
Small Cap Stock, Class S – 2,528 62 39
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (37) 37 – 261
Total Income/Non Income Cash from Affiliated Investments $7,447
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 15
Total Affiliated Income from Securities Loaned, Net $15
Total $363 $69,968 $10,057

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
( 101.1% ) Value
Alabama (0.4%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,165,220
1,250,000 5.000%, 6/1/2033, Ser. A 1,454,288
Selma, AL Industrial Development
Board Rev. Refg. (International
Paper Company)
1,500,000 1.375%, 5/1/2034, Ser. A
a
1,555,510
UAB Medicine Finance Auth. Rev.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,429,029
Total 6,604,047
Alaska (0.1%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg.
250,000 4.000%, 6/1/2050, Ser. B-1 293,674
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Mobil)
750,000 0.040%, 12/1/2029
a
750,000
Total 1,043,674
Arizona (1.7%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,202,597
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 916,164
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
4,900,000 7.750%, 7/1/2050, Ser. A
b
5,919,792
625,000 6.000%, 7/1/2051, Ser. A
b
695,191
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
926,210
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
b
2,472,773
Arizona Industrial Development
Auth. Education Rev. (Somerset
Academy of Las Vegas - Aliante
and Skye Canyon Campus)
450,000 4.000%, 12/15/2051, Ser. A
b
493,891
500,000 4.000%, 12/15/2041, Ser. A
b
556,693
Glendale, AZ Industrial
Development Auth. Rev.
(Midwestern University)
2,515,000 5.000%, 5/15/2031 2,588,068
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
1,500,000 5.000%, 5/15/2056, Ser. A 1,713,129
Northern Arizona University Refg.
C.O.P.
1,000,000 5.000%, 9/1/2022 1,050,996
Northern Arizona University Refg.
Rev.
1,180,000 5.000%, 6/1/2036, Ser. A 1,407,741
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Arizona (1.7%) - continued
$ 750,000 5.000%, 6/1/2037, Ser. A $ 894,842
320,000 5.000%, 6/1/2038, Ser. A 381,628
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,419,779
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
485,000 0.020%, 11/15/2052, Ser. A
a
485,000
Phoenix-Mesa Gateway Airport
Auth. Special Fac. Rev.
1,450,000 5.000%, 7/1/2038, AMT 1,510,538
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
c
834,872
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 592,773
725,000 5.000%, 8/1/2039 919,589
Total 27,982,266
Arkansas (0.3%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 1,094,127
1,300,000 5.000%, 11/1/2046, Ser. A 1,578,459
University of Arkansas Rev. Refg.
Various Fac. (Pine Bluff Campus)
650,000 5.000%, 12/1/2029, Ser. A 745,925
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A 1,289,141
825,000 5.000%, 11/1/2041, Ser. A 935,965
Total 5,643,617
California (9.2%)
Anaheim Public Financing Auth.
Lease Rev. (Anaheim Public
Improvements) (AGM Insured)
3,555,000 6.000%, 9/1/2024, Ser. A
c
3,873,203
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,792,922
California County Tobacco
Securitization Agency
(Sonoma County Securitization
Corporation)
200,000 5.000%, 6/1/2049, Ser. B-1 251,516
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,907,621
1,000,000 5.000%, 12/1/2032, Ser. AX 1,270,215
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 9,219,474
8,300,000 5.000%, 5/1/2045, Ser. U-6 12,973,381
California Health Fac. Financing
Auth. Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 2,078,905

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
California (9.2%) - continued
$ 6,225,000 5.000%, 11/15/2056, Ser. A $ 7,611,741
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
5,934,531
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,152,870
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 323,445
300,000 5.000%, 10/1/2026 363,661
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 6,298,603
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
1,100,000 0.040%, 12/1/2029, AMT
a
1,100,000
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
b
350,809
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,039
7,500,000 5.000%, 4/1/2032 10,555,899
500,000 5.000%, 4/1/2049 638,474
Foothill-De Anza, CA Community
College District G.O.
5,000,000 5.000%, 8/1/2040, Ser. C
d
5,000,000
Golden West Schools Financing
Auth. Rev. (NATL-RE Insured)
420,000 5.800%, 2/1/2022, Ser. A
c
431,760
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,759,268
Los Angeles, CA Department of
Airports Rev. Refg.
4,000,000 4.000%, 5/15/2040, Ser. B 4,853,107
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 7,904,535
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
805,000 7.600%, 5/1/2023, Ser. A
c,d
862,978
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
290,000 7.500%, 5/1/2023, Ser. A
c,d
310,592
San Diego Unified School District
G.O.
10,000,000 6.000%, 7/1/2033, Ser. A
d
11,705,026
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,351,402
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,731,382
5,700,000 5.000%, 5/1/2047, Ser. B 6,977,006
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
California (9.2%) - continued
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
$ 6,000,000 5.000%, 8/1/2035, Ser. A $ 7,381,518
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,874,151
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 9,387,647
Total 152,237,681
Colorado (4.9%)
Aurora City, CO Sewer
Improvements Rev. (Seam
Fac. and Other System
Improvements)
1,500,000 4.000%, 8/1/2051 1,825,653
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 731,663
475,000 5.000%, 4/1/2048 571,008
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 3,104,716
2,500,000 5.000%, 12/1/2055 3,092,926
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
b
1,274,394
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 3,395,438
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,618,684
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,549,059
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
2,110,000 5.000%, 12/1/2024
d
2,196,247
500,000 5.625%, 6/1/2043
d
550,044
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 7,229,226
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 2,174,261
Colorado State Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center)
3,325,000 4.000%, 9/1/2050, Ser. A 3,795,324

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Colorado (4.9%) - continued
Colorado State Health Fac.
Auth. Hospital Rev. Refg.
(Commonspirit Health Obligated
Group)
$ 10,000,000 4.000%, 8/1/2049, Ser. A-2 $ 11,603,370
Colorado State Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 609,936
385,000 5.000%, 5/15/2031, Ser. A 467,971
300,000 5.000%, 5/15/2032, Ser. A 363,820
Colorado State Rural C.O.P
2,000,000 4.000%, 12/15/2040, Ser. A 2,474,111
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,832,486
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,174,330
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,929,260
3,000,000 5.000%, 12/15/2035 3,851,940
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,458,059
2,250,000 5.000%, 12/1/2046, Ser. A 2,580,264
Park Creek, CO Metropolitan
District Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,294,365
1,000,000 5.000%, 12/1/2024 1,147,191
Plaza Metropolitan District No. 1
Rev. Refg. (City of Lakewood)
1,000,000 5.000%, 12/1/2021
b
1,012,173
500,000 5.000%, 12/1/2022
b
523,642
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
d
3,690,650
3,000,000 5.000%, 6/1/2034, Ser. A
d
3,406,753
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,863,214
Total 81,392,178
Connecticut (0.3%)
Connecticut State Health &
Educational Fac. Auth. Rev.
(McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
1,126,643
Connecticut State Health &
Educational Fac. Auth. Rev.
(Sacred Heart University)
500,000 4.000%, 7/1/2045, Ser. K 582,261
Connecticut State Health &
Educational Fac. Auth. Rev.
Refg. (Sacred Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 718,120
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,896,115
Total 4,323,139
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Delaware (0.2%)
Delaware State Economic
Development Auth. Charter
School Rev. (Newark Charter
School, Inc.)
$ 2,000,000 5.000%, 9/1/2050 $ 2,496,680
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 1,000,865
500,000 5.000%, 7/1/2048, Ser. A 568,849
Total 4,066,394
District Of Columbia (1.6%)
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 17,027,214
Metropolitan WA Airports Auth.
Airport System Rev. Refg.
2,500,000
4.000%, 10/1/2051, Ser. A,
AMT 2,999,242
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,558,441
Total 26,584,897
Florida (3.9%)
Broward County, FL Fuel System
Rev. (Fort Lauderdale Fuel Fac.)
(AGM Insured)
605,000
5.000%, 4/1/2022, Ser. A,
AMT
c
624,205
700,000
5.000%, 4/1/2025, Ser. A,
AMT
c
750,373
Broward County, FL Water and
Sewer Utility Rev. Refg.
1,000,000 5.000%, 10/1/2030, Ser. A 1,189,764
1,500,000 5.000%, 10/1/2031, Ser. B 1,783,961
Capital Trust Agency FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,903,886
CityPlace Community Development
District Special Assessment and
Rev.
2,000,000 5.000%, 5/1/2026 2,270,179
Escambia County, FL Health Fac.
Auth. Rev. Refg.
5,000,000 4.000%, 8/15/2050, Ser. A 5,820,514
Florida State Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
250,000 4.000%, 7/1/2055, Ser. A 270,419
Florida State Higher Educational
Fac. Financial Auth. Educational
Rev. (Ringling College)
5,000,000 5.000%, 3/1/2042 5,803,267
Florida State Municipal Power
Agency Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,182,309

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Florida (3.9%) - continued
$ 840,000 5.000%, 10/1/2031, Ser. B $ 992,877
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,500,000
5.000%, 10/1/2049, Ser. A,
AMT 4,390,369
Gulf Breeze, FL Rev. Refg.
2,020,000 5.000%, 12/1/2033 2,024,650
Jacksonville, FL Port Auth. Rev.
Refg.
2,545,000
5.000%, 11/1/2038, Ser. A,
AMT
d
2,684,586
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,247,708
Miami-Dade County, FL Industrial
Development Auth. (Pinecrest
Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,664,466
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,801,893
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,250,000 5.000%, 10/1/2047, Ser. A 1,561,451
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,228,574
Palm Beach County Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,325,473
Palm Beach County Health Fac.
Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,368,233
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
b
334,401
South FL Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,758,816
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 630,851
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,889,687
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,724,983
Total 64,227,895
Georgia (1.0%)
Atlanta, GA Airport General Rev.
1,000,000
5.000%, 1/1/2033, Ser. C,
AMT 1,019,069
500,000
5.000%, 1/1/2034, Ser. C,
AMT 509,534
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Georgia (1.0%) - continued
$ 500,000
5.000%, 1/1/2037, Ser. C,
AMT $ 509,430
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,583,441
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,920,722
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,773,315
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 291,379
Main Street Natural Gas, Inc. Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 2,217,336
1,920,000 5.000%, 5/15/2033, Ser. A 2,423,740
1,900,000 5.000%, 5/15/2034, Ser. A 2,386,901
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 308,967
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 696,329
Private Colleges and Universities
Auth. Rev. (Mercer University)
250,000 4.000%, 10/1/2050 297,867
Total 16,938,030
Guam (<0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 296,063
Total 296,063
Hawaii (1.5%)
Hawaii State Airports System Rev.
Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 9,748,388
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,051,077
5,395,000 5.250%, 11/15/2037 5,665,749
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,740,944
Hawaii State Harbor System Rev.
Refg.
200,000
4.000%, 7/1/2036, Ser. A,
AMT 240,726
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 420,318
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 5,410,089
Total 24,277,291

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Illinois (6.5%)
Chicago Metropolitan Water
Reclamation District G.O. Refg.
$ 8,700,000 5.250%, 12/1/2032, Ser. C $ 12,290,508
Chicago, IL G.O. Refg.
1,220,000 5.000%, 1/1/2023, Ser. C
d
1,303,014
2,780,000 5.000%, 1/1/2023, Ser. C 2,956,266
1,000,000 5.000%, 1/1/2027, Ser. A 1,216,769
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,241,094
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,195,640
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,195,639
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,385,054
5,000,000 5.000%, 1/1/2048, Ser. B 6,211,352
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
854,863 5.000%, 12/1/2043, Ser. A-1
e,f
25,646
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,195,014
Illinois Finance Auth. Rev. (Rush
University Medical Center)
1,000,000 5.000%, 11/15/2027, Ser. A 1,164,832
Illinois Finance Auth. Rev. (The Art
Institute of Chicago)
3,510,000 5.000%, 3/1/2034
d
3,609,315
20,000 5.000%, 3/1/2034
d
20,560
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,933,328
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,887,419
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 2,071,633
2,100,000 5.000%, 8/1/2047, Ser. A 2,471,173
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 592,027
2,885,000 5.000%, 2/15/2037 3,388,924
1,000,000 5.000%, 2/15/2047, Ser. A 1,161,064
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,726,700
7,150,000 5.000%, 6/1/2024 8,069,534
5,000,000 5.000%, 3/1/2027 5,138,805
1,500,000 5.500%, 7/1/2033 1,627,983
1,750,000 5.500%, 7/1/2038 1,893,189
800,000 5.000%, 3/1/2046, Ser. A 1,015,893
Illinois G.O. Refg.
1,500,000 5.000%, 10/1/2021, Ser. B 1,511,811
Illinois State Toll Highway Auth. Rev.
5,400,000 5.000%, 1/1/2044, Ser. A 6,815,368
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Illinois (6.5%) - continued
Illinois State Toll Highway Auth.
Senior Rev.
$ 5,000,000 5.000%, 1/1/2031, Ser. A $ 6,418,514
Metropolitan Pier and Exposition
Auth., IL Refg. (McCormick Place
Expansion) (NATL-RE Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
c
3,022,225
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
c
1,935,527
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
c
7,594,611
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 641,802
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
g
1,798,291
Regional Transportation Auth.,
Cook, DuPage, Kane, Lake,
McHenry and Will Counties, IL
Rev. (NATL-RE Insured)
395,000 6.700%, 11/1/2021, Ser. A
c
401,346
Total 108,127,870
Indiana (0.8%)
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
d
1,920,256
Knox County, IN Economic
Development Rev. Refg. (Good
Samaritan Hospital)
1,955,000 5.000%, 4/1/2037, Ser. A 2,005,943
2,465,000 5.000%, 4/1/2042, Ser. A 2,526,022
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,735,190
Saint Joseph County, IN Economic
Development Rev. (Saint Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 4,534,691
Total 12,722,102
Iowa (1.9%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 5,217,320
Des Moines, IA Airport Auth. Rev.
Refg.
1,205,000 5.000%, 6/1/2024, AMT 1,250,711
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 7,419,340
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 10,106,109
3,000,000 5.000%, 8/1/2042 3,709,043
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,908,183
Total 30,610,706

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Kansas (0.9%)
Kansas Development Finance Auth.
Rev.
$ 3,575,000 5.000%, 5/15/2030, Ser. S $ 3,585,688
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,303,098
750,000 5.000%, 9/1/2038, Ser. A 975,288
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 3,108,236
University of Kansas Hospital Auth.
Refg. Rev.
4,635,000 5.000%, 3/1/2047, Ser. A 5,562,878
Total 14,535,188
Kentucky (0.4%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 1,190,647
Kentucky State Turnpike Auth.
Economic Development Road
Rev.
5,000,000 5.000%, 7/1/2028, Ser. A
d
5,224,946
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
c
911,689
Total 7,327,282
Louisiana (2.1%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A
d
5,427,822
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
3,635,000 0.040%, 8/1/2035, Ser. A
a
3,635,000
270,000 0.040%, 12/1/2040, Ser. B
a
270,000
Lafayette Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 397,549
1,520,000 5.000%, 11/1/2031 1,608,446
Louisiana Local Government
Environmental Fac. & Community
Development Auth. East Baton
Rouge Sewer Rev.
4,900,000 5.000%, 2/1/2035, Ser. A
d
5,260,761
Louisiana Public Fac. Auth.
Rev. Refg. (Ochsner Clinic
Foundation)
4,000,000 4.000%, 5/15/2049, Ser. A 4,678,405
Louisiana State Public Fac.
Auth. Rev. (University of New
Orleans Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
c
1,525,193
800,000 5.000%, 9/1/2031
c
900,521
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,850,792
750,000
5.000%, 1/1/2048, Ser. B,
AMT 891,103
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 896,683
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Louisiana (2.1%) - continued
$ 850,000 5.000%, 12/1/2027 $ 1,013,342
350,000 5.000%, 12/1/2029 416,504
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev.
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT
d
1,469,319
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT
d
1,614,636
525,000
5.000%, 4/1/2033, Ser. B,
AMT
d
565,123
Port of New Orleans Board of
Commissioners Port Fac. Refg.
Rev. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
c
1,793,695
Total 35,214,894
Maryland (0.3%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,319,164
Maryland Department of
Transportation Rev. (Baltimore/
WA International Thurgood
Marshall Airport)
700,000
4.000%, 8/1/2051, Ser. B,
AMT 830,686
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,135,302
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 233,617
200,000 4.000%, 7/1/2045 235,586
Total 4,754,355
Massachusetts (4.5%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
c
6,012,184
Massachusetts Development
Finance Agency Rev. (Dana-
Farber Cancer Institute)
6,500,000 5.000%, 12/1/2046, Ser. N 7,819,852
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 790,374
Massachusetts Development
Finance Agency Rev. (Wellesley
College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,129,420
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 595,996
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 14,037,326

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Massachusetts (4.5%) - continued
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
$ 15,295,000 5.250%, 7/1/2033, Ser. L $ 22,422,883
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 7,084,821
Massachusetts Port Auth. Rev.
8,300,000
5.000%, 7/1/2042, Ser. A,
AMT
d
8,665,587
University of Massachusetts
Building Auth. Rev. Refg.
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 3,531,612
Total 74,090,055
Michigan (3.2%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 745,228
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 2,166,591
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 11,860,554
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,513,395
2,110,000 4.000%, 9/1/2046 2,466,388
Michigan State Finance Auth. Rev.
(Beaumont Health Credit Group)
6,000,000 5.000%, 11/1/2044, Ser. A 7,012,235
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 667,857
Michigan Strategic Rev.
7,775,000 5.000%, 12/31/2043, AMT 9,493,452
5,110,000 5.000%, 6/30/2048, AMT 6,200,365
Muskegon, MI Public Schools
5,400,000 5.000%, 5/1/2051, Ser. II
h
6,989,346
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 3,000,137
Total 52,115,548
Minnesota (2.8%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,634,008
Duluth, MN Economic Development
Auth. Rev. Refg. (Benedictine
Health System)
650,000 4.000%, 7/1/2041, Ser. A 708,232
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029
d
279,644
500,000 5.000%, 2/1/2034
d
559,288
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Minnesota (2.8%) - continued
$ 750,000 5.000%, 2/1/2039
d
$ 838,932
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 372,568
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
535,490
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,266,160
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 5,116,803
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,218,162
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 228,634
150,000 5.000%, 10/1/2030 171,475
200,000 5.000%, 10/1/2032 228,430
175,000 5.000%, 10/1/2033 199,757
1,500,000 5.000%, 10/1/2047 1,785,642
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,443,455
St. Cloud, MN Health Care Rev.
Refg. (CentraCare Health
System)
1,000,000 5.000%, 5/1/2046, Ser. A 1,185,393
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,310,677
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners Obligated
Group)
5,945,000 5.000%, 7/1/2032, Ser. A 6,987,248
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 8,509,537
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 1,033,867
University of Minnesota Rev. (State
Supported Biomedical Science
Research Fac. Funding)
1,655,000 5.000%, 8/1/2030, Ser. B 1,661,025
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 540,737

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Minnesota (2.8%) - continued
Western Minnesota Municipal
Power Agency Rev.
$ 1,000,000 5.000%, 1/1/2033, Ser. A
d
$ 1,117,198
1,000,000 5.000%, 1/1/2034, Ser. A
d
1,117,198
300,000 5.000%, 1/1/2035, Ser. A
d
335,160
1,000,000 5.000%, 1/1/2040, Ser. A
d
1,117,198
Winona, MN Health Care Fac. Rev.
Refg. (Winona Health Obligated
Group)
500,000 5.000%, 7/1/2034 501,098
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 265,699
Total 46,268,715
Mississippi (0.4%)
D'Iberville Tax Increment Refg.
(Gulf Coast Promenade)
1,750,000 5.000%, 4/1/2033 1,794,563
Mississippi Development Bank
G.O. (Desoto County Highway
Construction)
3,180,000 5.000%, 1/1/2030
d
3,401,075
Warren County, MS Gulf
Opportunity Zone Rev. Refg.
(International Paper Company)
1,625,000 1.375%, 5/1/2034, Ser. A
a
1,685,136
Total 6,880,774
Missouri (0.9%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 2,220,813
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport) (AGM
Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
c
5,815,822
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,357,440
Missouri State Health and
Educational Fac. Auth. Rev.
(Lake Regional Health System)
925,000 5.000%, 2/15/2022 944,362
1,680,000 5.000%, 2/15/2034 1,706,154
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
c
1,236,186
St. Louis, MO Airport Rev. Refg.
(Lambert-St. Louis International
Airport)
1,000,000 5.000%, 7/1/2032, AMT 1,042,972
Total 14,323,749
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Montana (0.7%)
Missoula, MT Water Systems Rev.
$ 830,000 5.000%, 7/1/2038, Ser. A $ 1,039,018
800,000 5.000%, 7/1/2039, Ser. A 999,562
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 4,457,288
1,000,000 4.000%, 7/1/2044 1,121,933
Montana Fac. Finance Auth. Health
Fac. Rev. (Bozeman Deaconess
Health Services Obligated
Group)
2,750,000 4.000%, 6/1/2045, Ser. A 3,279,814
Total 10,897,615
Nebraska (2.3%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital Obligated
Group)
2,105,000 5.000%, 11/15/2047 2,532,398
Lincoln, NE Airport Auth. Rev.
750,000 4.000%, 7/1/2036, AMT 916,280
Lincoln, NE Lincoln Electric System
Rev. Refg.
2,500,000 5.000%, 9/1/2037
d
2,632,761
Nebraska Public Power District Rev.
1,325,000 5.000%, 1/1/2033, Ser. A 1,350,397
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 9,210,795
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 10,261,581
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,541,606
University of Nebraska Fac.
Corporation
4,000,000 4.000%, 7/15/2059, Ser. A 4,803,834
University of Nebraska Lincoln
Student Fees and Fac. Rev.
1,000,000 5.000%, 7/1/2037
d
1,020,345
University of Nebraska Lincoln
Student Fees and Fac. Rev.
Refg.
3,050,000 5.000%, 7/1/2038
d
3,187,217
Total 37,457,214
Nevada (0.3%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,814,889
3,250,000 5.000%, 9/1/2047, Ser. A 3,931,608
Total 5,746,497
New Hampshire (0.6%)
National Finance Auth., NH Senior
Living Rev. Refg. (Springpoint
Senior Living)
1,330,000 4.000%, 1/1/2051 1,475,429

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
New Hampshire (0.6%) - continued
New Hampshire Health and
Education Fac. Auth. Rev.
$ 5,000,000 5.000%, 8/1/2059, Ser. A $ 8,270,300
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
500,000 0.020%, 6/1/2041, Ser. B
a
500,000
Total 10,245,729
New Jersey (2.5%)
Gloucester County, NJ Pollution
Control Financing Auth. Rev.
Refg.
260,000 0.040%, 1/1/2022
a
260,000
New Jersey Covid-19 Emergency
Bonds G.O.
1,250,000 4.000%, 6/1/2032, Ser. A 1,602,202
New Jersey Economic
Development Auth. Rev. School
Fac. Construction
4,000,000 5.000%, 6/15/2043, Ser. EEE 4,977,086
New Jersey Economic
Development Auth. Rev. Self
Designated Social Bonds
300,000
4.000%, 6/15/2050, Ser.
QQQ 353,375
New Jersey Transportation Trust
Fund Auth. Rev.
1,000,000 5.250%, 6/15/2033, Ser. AA 1,177,263
1,645,000 5.250%, 6/15/2034, Ser. AA 1,933,382
10,000,000 4.000%, 6/15/2045, Ser. AA 11,840,588
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,529,350
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A 1,195,738
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
c
3,714,978
Tobacco Settlement Financing
Corporation Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 11,022,233
Union County, NJ Pollution Control
Financing Auth. Rev. Refg.
(Exxon)
1,300,000 0.040%, 7/1/2033
a
1,300,000
Total 41,906,195
New York (9.6%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,717,438
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,408,507
Metropolitan Transportation Auth.
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
3,615,952
Metropolitan Transportation Auth.
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,697,754
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
New York (9.6%) - continued
Monroe County Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
$ 1,000,000 5.000%, 6/1/2050, Ser. A $ 1,189,353
Monroe County Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,249,062
1,550,000 5.000%, 7/1/2031, Ser. C 1,933,609
800,000 5.000%, 7/1/2031, Ser. D 997,992
New York City Municipal Water
Finance Auth. Water and Sewer
System Rev.
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 10,147,130
1,350,000
0.020%, 6/15/2049, Ser.
BB-1
a
1,350,000
12,000,000
5.000%, 6/15/2049, Ser.
CC-1 15,470,968
New York City Transitional Finance
Auth. Future Tax Secured Rev.
650,000 0.020%, 8/1/2031, Ser. C
a
650,000
15,000,000 5.000%, 11/1/2033, Ser. D-1 15,180,965
2,800,000 0.020%, 8/1/2041
a
2,800,000
19,000,000 5.000%, 2/1/2043, Ser. A 23,097,916
920,000 0.020%, 2/1/2045, Ser. E-4
a
920,000
800,000 4.000%, 11/1/2045, Ser. D 957,750
New York State Dormitory Auth.
State Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,587,014
New York State Dormitory Auth.
State Personal Income Tax Rev.
Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 10,318,453
10,000 5.000%, 2/15/2043, Ser. B
d
12,637
New York State Liberty
Development Corporation Rev.
10,000,000 5.250%, 12/15/2043 10,179,594
New York Transportation
Development Corporation
Exempt Fac. Rev. (New York
State Thruway Service Areas)
750,000 4.000%, 4/30/2053, AMT 884,772
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 945,498
New York, NY G.O.
2,000,000 5.000%, 3/1/2050, Ser. F-1 2,591,915
1,920,000 5.000%, 8/1/2032, Ser. A 2,182,151
2,265,000 0.020%, 8/1/2034, Ser. E
a
2,265,000
2,000,000 0.020%, 4/1/2036, Ser. L-3
a
2,000,000
335,000 0.020%, 3/1/2042, Ser. F
a
335,000
1,750,000 4.000%, 3/1/2047, Ser. F-1 2,099,323
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,250,685
2,500,000 5.000%, 9/1/2035 2,850,077
2,500,000 5.000%, 9/1/2036 2,847,599
5,000,000 5.000%, 9/1/2039 5,678,717

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
New York (9.6%) - continued
Port Auth. of New York & New
Jersey Rev. Refg.
$ 5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT $ 6,190,444
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 2,073,754
Triborough NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 3,018,916
1,000,000 5.250%, 11/15/2045, Ser. A 1,174,583
Triborough NY Bridge & Tunnel
Auth. Rev. (MTA Bridges and
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 6,308,356
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 970,191
Total 158,149,075
North Carolina (0.9%)
Appalachian State University Rev.
2,510,000 5.000%, 5/1/2044 3,119,294
Charlotte, NC, Rev. (Charlotte
Douglas International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,864,354
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032 1,065,408
1,000,000 5.000%, 4/1/2033 1,065,190
North Carolina Eastern Municipal
Power Agency Power System
Rev.
1,475,000 6.000%, 1/1/2026, Ser. A
d
1,510,946
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes
Obligated Group)
1,000,000 5.000%, 10/1/2050, Ser. A 1,213,983
North Carolina Turnpike Auth.
(Triangle Expressway Auth.)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
c
5,384,966
Total 15,224,141
North Dakota (0.4%)
North Dakota Public Finance Auth.
Rev. (State Revolving Fund)
1,495,000 5.000%, 10/1/2031, Ser. A 1,506,767
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,452,224
Total 5,958,991
Ohio (5.4%)
Akron Bath and Copley Joint
Township Ohio Hospital Fac.
Rev. Refg. (Summa Health
Obligated Group)
1,600,000 4.000%, 11/15/2037 1,929,605
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Ohio (5.4%) - continued
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
$ 1,000,000 5.000%, 2/15/2041, Ser. A $ 1,181,828
AMP Fremont Energy Center Rev.
3,000,000 5.000%, 2/15/2037, Ser. B 3,078,963
Bowling Green, OH State University
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 583,315
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
14,935,000 5.000%, 6/1/2055, Ser. B-2 17,565,073
Cuyahoga County, OH Sales Tax
Rev.
1,000,000 5.000%, 12/1/2035
d
1,160,208
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
1,500,000 4.000%, 8/15/2050, Ser. A 1,759,378
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,401,913
1,500,000 5.000%, 5/1/2037, Ser. A
d
1,555,257
Lucas County, OH Health Care
System Refg. Rev. (Sunset
Retirement Communities)
1,360,000 5.125%, 8/15/2025 1,364,628
1,750,000 5.500%, 8/15/2030 1,755,651
Miami University OH Rev.
1,600,000 5.000%, 9/1/2036 1,606,107
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 959,424
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
2,745,000 5.000%, 12/1/2028 3,144,238
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,962,805
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,652,852
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,870,346
Ohio Hospital Rev. (Cleveland
Clinic Health System Obligated
Group)
5,000,000 5.000%, 1/1/2034
d
5,101,724
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 5,018,050
Ohio State Turnpike Commission
Rev.
8,945,000
Zero Coupon, 2/15/2034, Ser.
A-4
g
11,342,383
Ohio State Turnpike Commission
Rev. Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
c
11,997,277

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Ohio (5.4%) - continued
Toledo, OH Water System Rev. and
Improvements
$ 2,455,000 5.000%, 11/15/2036 $ 2,984,676
Toledo, OH Water System Rev.
Refg. and Improvements
2,500,000 5.000%, 11/15/2038 2,696,700
Total 88,672,401
Oklahoma (1.5%)
Grand River, OK Dam Authority
Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,781,308
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
d
3,292,818
Oklahoma State Water Resources
Board Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,439,023
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,936,797
5,665,000 5.000%, 1/1/2047, Ser. C 6,829,291
Total 24,279,237
Oregon (1.5%)
Clackamas and Washington
Counties, OR Joint School
District No.3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 454,498
Clackamas County, OR School
District U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 4,383,377
Multnomah & Clackamas Counties
School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 375,170
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2050, Ser. 27A,
AMT 6,313,201
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,196,442
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,950,697
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,675,880
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
978,150
Total 24,327,415
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Pennsylvania (2.1%)
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
$ 1,500,000 5.000%, 7/15/2034, Ser. A $ 1,936,731
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 520,190
410,000 5.000%, 5/15/2048 462,196
Chester County, PA Industrial
Development Auth. Rev.
(Longwood Gardens, Inc.)
1,000,000 4.000%, 12/1/2046 1,202,448
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
1,220,000 5.000%, 1/1/2038 1,358,871
130,000 5.000%, 1/1/2038
d
150,432
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 285,712
250,000 5.000%, 3/1/2045 286,417
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 1,129,407
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
3,973,003
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 1,179,928
3,000,000 5.000%, 12/1/2040, Ser. B 3,550,397
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,912,144
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
c
13,152,755
Total 35,100,631
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
6,018,000 4.550%, 7/1/2040, Ser. A-1 6,924,151
Total 6,924,151
South Carolina (1.5%)
Beaufort-Jasper Water & Sewer
Auth. Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 496,744
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT 6,812,641
Columbia, SC Waterworks and
Sewer System Rev.
5,250,000 5.000%, 2/1/2049, Ser. A
d
6,904,413

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
South Carolina (1.5%) - continued
Greenwood County, SC Hospital
Fac. Rev. Refg. (Self Regional
Healthcare)
$ 1,120,000 5.000%, 10/1/2024, Ser. B $ 1,155,878
2,890,000 5.000%, 10/1/2031, Ser. B 2,982,578
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,571,230
South Carolina Jobs Economic
Development Auth. Refg. (Life
Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,323,654
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,678,175
Total 24,925,313
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 964,841
South Dakota Board Of Regents
Housing  & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,141,470
Total 2,106,311
Tennessee (1.4%)
Clarksville, TN Water, Sewer and
Gas Rev.
15,000,000 4.000%, 2/1/2051, Ser. A
h
17,930,387
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B
h
1,611,149
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031
d
577,222
450,000 5.000%, 11/1/2032
d
519,500
1,275,000 5.000%, 11/1/2034
d
1,471,916
250,000 5.000%, 11/1/2036
d
288,611
Total 22,398,785
Texas (9.4%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
c
3,753,170
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 1,180,514
1,700,000 5.000%, 1/1/2040, Ser. A 1,958,074
500,000 5.000%, 1/1/2045, Ser. E 631,615
1,000,000 5.000%, 1/1/2046, Ser. B 1,290,008
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Texas (9.4%) - continued
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
$ 1,000,000 5.000%, 8/15/2042 $ 1,035,263
2,000,000 6.000%, 8/15/2043 2,188,835
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
1,000,000 5.000%, 8/15/2036, Ser. A
c
1,208,370
4,605,000 5.000%, 8/15/2039
c
5,190,586
2,000,000 5.000%, 8/15/2046, Ser. A
c
2,373,214
Dallas and Fort Worth, TX
International Airport Rev. Refg.
4,000,000 5.250%, 11/1/2033, Ser. F 4,443,372
Gulf Coast Waste Disposal Auth.,
TX Pollution Control Rev. Refg.
(Exxon)
600,000 0.040%, 10/1/2024
a
600,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 309,008
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Brazos
Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 2,246,039
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
15,115,915
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,786,681
Lake Travis Independent School
District G.O. Refg. (PSF-GTD
Insured)
1,000,000 5.000%, 2/15/2031
c
1,228,476
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (Mobil Oil
Corporation)
1,400,000 0.050%, 4/1/2029, AMT
a
1,400,000
New Hope Cultural Education Fac.
Corporation, TX Student Housing
Rev. (Collegiate Housing College
Station I LLC - Texas A&M
University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,078,153
North East Independent School
District, Bexar County, TX G.O.
Unlimited Tax Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
c
6,477,028
2,000,000 5.250%, 2/1/2029
c
2,653,110
North Texas Education Finance
Corporation Education Rev.
(Uplift Education)
4,500,000 5.125%, 12/1/2042, Ser. A
d
4,684,739
North Texas Tollway Auth. System
Rev.
15,000,000 5.000%, 9/1/2030, Ser. D
d
15,056,660

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Texas (9.4%) - continued
North Texas Tollway Auth. System
Rev. Refg.
$ 5,000,000 5.000%, 1/1/2042, Ser. B
d
$ 5,100,672
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
c
4,691,775
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-
GTD Insured)
5,705,000 5.000%, 2/15/2038
c,d
6,407,456
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 4,484,207
Red River Education Finance
Corporation Rev. (St. Edwards
University)
2,130,000 5.000%, 6/1/2046 2,481,430
San Antonio Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 9,851,086
Southwest TX Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 732,834
600,000 5.000%, 10/1/2040 732,628
700,000 5.000%, 10/1/2041 855,075
Tarrant County Cultural Education
Fac. Finance Corporation
Hospital Rev. (Hendrick Medical
Center)
2,640,000 5.000%, 9/1/2030 2,935,753
Tarrant County Cultural Education
Fac. Finance Corporation Rev.
Refg. (Trinity Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 844,100
Texas G.O. Refg.
7,500,000 5.000%, 10/1/2044, Ser. A
d
8,641,540
Texas Municipal Gas Acquisition &
Supply Corporation III Rev. Refg.
1,000,000 5.000%, 12/15/2032 1,376,057
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 19,088,052
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 596,527
4,275,000 4.000%, 6/30/2040, Ser. A 5,085,955
Waco Educational Finance
Corporation Rev. (Baylor
University)
1,500,000 4.000%, 3/1/2051 1,785,274
Total 154,579,251
Utah (2.1%)
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 4,285,952
3,000,000 5.000%, 10/1/2049, Ser. A 3,741,609
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Utah (2.1%) - continued
Lehi City, UT Franchise and Sales
Tax Rev. (Broadband) (AGM
Insured)
$ 1,825,000 4.000%, 2/1/2048
c
$ 2,191,677
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 8,637,921
Salt Lake City, UT Airport Rev.
4,850,000
4.000%, 7/1/2051, Ser. A,
AMT
h
5,700,304
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,207,554
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,233,511
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
(UT CSCE Insured)
800,000 5.000%, 10/15/2048
c
941,844
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
2,000,000 5.000%, 5/15/2050, Ser. A 2,565,087
1,000,000 4.000%, 5/15/2043, Ser. A 1,197,662
1,610,000 5.000%, 5/15/2045, Ser. A 1,813,246
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 293,892
Utah Infrastructure Agency
Telecommunications Rev.
400,000 4.000%, 10/15/2029 483,829
Total 34,294,088
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,587,804
1,000,000 5.000%, 12/1/2036, Ser. A 1,194,364
Total 4,782,168
Virginia (2.2%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,712,184
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings OpCo, LLC)
1,150,000 5.000%, 1/1/2027, AMT 1,197,626
8,910,000 6.000%, 1/1/2037, AMT 9,368,345
1,800,000 5.500%, 1/1/2042, AMT 1,881,872
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 739,412
6,575,000 5.000%, 12/31/2049, AMT 7,956,684
10,610,000 5.000%, 12/31/2052, AMT 12,781,848
Total 36,637,971
Washington (2.6%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 933,849

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Washington (2.6%) - continued
FYI Properties Rev. Refg.
(Washington DIS)
$ 5,000,000 5.000%, 6/1/2038 $ 6,072,631
Kalispel Tribe of Indians Priority
Distribution WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
903,309
Pierce County, WA School District
No. 10, Tacoma G.O. Refg.
2,170,000 5.000%, 12/1/2039
d
2,603,017
Port of Seattle WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,229,057
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,128,751
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,677,621
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
b
781,727
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 2,367,507
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,571,150
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 581,285
450,000 4.000%, 5/1/2045 525,514
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 13,246,764
5,310,000 5.000%, 8/1/2042, Ser. A 6,596,509
Total 43,218,691
West Virginia (0.8%)
West Virginia Parkways Auth.
Turnpike Toll Rev.
4,750,000 4.000%, 6/1/2051 5,698,502
1,000,000 5.000%, 6/1/2047 1,312,351
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 6,333,033
Total 13,343,886
Wisconsin (2.1%)
Kaukauna, WI Electric System Rev.
(AGM Insured)
3,000,000 5.000%, 12/15/2035, Ser. A
c,d
3,199,852
Public Finance Auth. Rev. Refg.
(WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,471,014
Public Finance Auth. WI Retirement
Communities Rev. (Acts
Retirement-Life Communities,
Inc.)
1,000,000 5.000%, 11/15/2041, Ser. A 1,229,594
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,838,829
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,368,006
Principal
Amount
Long-Term Fixed Income
(101.1%) Value
Wisconsin (2.1%) - continued
$ 2,500,000 5.000%, 12/15/2044 $ 2,858,337
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 1,154,443
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 11,111,863
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 968,540
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,892,505
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,390,373
Total 34,483,356
Wyoming (0.6%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
425,000 4.000%, 5/1/2038 517,417
Lincoln County, WY Pollution
Control Rev. Refg. (ExxonMobil)
735,000 0.050%, 10/1/2044, AMT
a
735,000
Sublette County, WY Pollution
Control Rev. Refg. (ExxonMobil)
7,955,000 0.050%, 10/1/2044, AMT
a
7,955,000
Total 9,207,417
Total Long-Term Fixed Income
(cost $1,516,920,171) 1,667,454,939
Total Investments
(cost $1,516,920,171) 101.1% $1,667,454,939
Other Assets and Liabilities,
Net -1.1% (17,393,715)
Total Net Assets 100.0% $1,650,061,224

Municipal Bond Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $19,814,465 or 1.2% of
total net assets.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
e Defaulted security.  Interest is not being accrued.
f In bankruptcy.  Interest is not being accrued.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 30, 2021.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of July 30, 2021 was $903,309 or 0.05% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 30, 2021.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians Priority
Distribution WA Rev.,
1/1/2038 5/17/2018 $ 736,214
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 272,291,330 – 272,291,330 –
Electric Revenue 43,612,202 – 43,612,202 –
Escrowed/Pre-refunded 170,384,297 – 170,384,297 –
General Obligation 160,260,424 – 160,260,424 –
Health Care 258,780,769 – 258,780,769 –
Housing Finance 18,883,168 – 18,883,168 –
Industrial Development Revenue 28,689,604 – 28,689,604 –
Other Revenue 96,859,234 – 96,859,234 –
Tax Revenue 115,414,911 – 115,414,911 –
Transportation 360,901,909 – 360,901,909 –
Water & Sewer 141,377,091 – 141,377,091 –
Total Investments at Value $1,667,454,939 $– $1,667,454,939 $–

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 18 .5% )
a
Value
Basic Materials (1.2%)
Ball Metalpack Finco, LLC, Term
Loan
$ 261,900
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 260,101
Hexion, Inc., Term Loan
1,026,902
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
1,024,335
INEOS US Petrochem, LLC, Term
Loan
1,745,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
1,738,020
Innophos Holdings, Inc., Term
Loan
1,027,000
3.592%,  (LIBOR 1M +
3.500%), 2/7/2027
b
1,022,296
Momentive Performance Materials
USA, LLC, Term Loan
874,160
3.350%,  (LIBOR 1M +
3.250%), 5/15/2024
b
867,237
Nouryon USA, LLC, Term Loan
2,200,793
2.835%,  (LIBOR 1M +
2.750%), 10/1/2025
b
2,170,928
Pixelle Specialty Solutions, LLC,
Term Loan
1,814,863
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,812,594
Venator Finance SARL, Term Loan
1,263,437
3.092%,  (LIBOR 1M +
3.000%), 8/8/2024
b
1,247,113
Total 10,142,624
Capital Goods (2.2%)
Flex Acquisition Company, Inc.,
Term Loan
1,902,466
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,873,491
334,163
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
331,081
Gemini HDPE, LLC, Term Loan
1,553,571
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
1,547,093
GFL Environmental, Inc., Term
Loan
1,596,975
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,595,442
Groupe Solmax, Inc., Term Loan
390,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
389,676
Mauser Packaging Solutions
Holding Company, Term Loan
1,352,388
3.342%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,307,800
MI Windows and Doors, Inc., Term
Loan
1,442,750
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
1,441,668
Natgasoline, LLC, Term Loan
1,131,000
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
1,125,345
Pactiv Evergreen Group Holdings,
Inc., Term Loan
1,450,856
2.842%,  (LIBOR 1M +
2.750%), 2/5/2023
b
1,445,416
Principal
Amount Bank Loans (18.5%)
a
Value
Capital Goods (2.2%) - continued
$ 671,625
3.342%,  (LIBOR 1M +
3.250%), 2/5/2026
b
$ 663,350
Quikrete Holdings Inc., Term Loan
550,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
543,928
RLG Holdings, LLC, Delayed Draw
101,266
0.000%,  (LIBOR 1M +
4.250%), 7/2/2028
b,c,d
101,013
RLG Holdings, LLC, Term Loan
400,000
5.000%,  (LIBOR 3M +
4.250%), 7/2/2028
b
399,000
TransDigm, Inc., Term Loan
3,669,058
2.342%,  (LIBOR 1M +
2.250%), 12/9/2025
b
3,601,584
TricorBraun Holdings, Inc.,
Delayed Draw
372,761
3.325%,  (LIBOR 2M +
3.250%), 3/3/2028
b,c,d
368,803
TricorBraun Holdings, Inc., Term
Loan
1,657,235
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
1,639,635
Total 18,374,325
Communications Services (3.8%)
Altice France SA, Term Loan
780,362
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
759,550
Cablevision Lightpath, LLC, Term
Loan
1,578,075
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,572,552
CCI Buyer, Inc., Term Loan
403,987
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
404,060
CommScope, Inc., Term Loan
2,426,775
3.342%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,399,474
Directv Financing, LLC, Term Loan
2,070,000
0.000%,  (LIBOR 1M +
5.000%), 7/22/2027
b,c,d
2,065,094
E.W. Scripps Company, Term Loan
1,408,075
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
1,403,231
Eagle Broadband Investments,
LLC, Term Loan
2,636,750
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
2,626,862
Entercom Media Corporation, Term
Loan
1,389,690
2.588%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,369,192
iHeartCommunications, Inc., Term
Loan
1,071,631
3.092%,  (LIBOR 1M +
3.000%), 5/1/2026
b
1,057,228
Indy US Bidco, LLC, Term Loan
1,102,238
4.103%,  (LIBOR 1M +
4.000%), 3/5/2028
b
1,099,680
Meredith Corporation, Term Loan
1,364,662
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
1,391,109

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (18.5%)
a
Value
Communications Services (3.8%) - continued
Metronet Systems Holdings, LLC,
Delayed Draw
$ 103,889
0.000%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
$ 103,759
Metronet Systems Holdings, LLC,
Term Loan
935,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
933,831
NEP Group, Inc., Term Loan
2,049,598
3.342%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,971,283
Nexstar Broadcasting, Inc., Term
Loan
2,330,592
2.600%,  (LIBOR 1M +
2.500%), 9/19/2026
b
2,306,960
ORBCOMM, Inc., Term Loan
460,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
459,140
Radiate Holdco, LLC, Term Loan
3,756,125
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
3,739,936
Terrier Media Buyer, Inc., Term
Loan
2,124,325
3.592%,  (LIBOR 1M +
3.500%), 12/17/2026
b
2,101,616
Voyage Australia Property, Ltd.,
Term Loan
930,000
4.000%,  (LIBOR 3M +
3.500%), 5/27/2028
b,c,d
927,675
WideOpenWest Finance, LLC,
Term Loan
1,948,406
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,941,918
Xplornet Communications, Inc.,
Term Loan
1,629,332
4.842%,  (LIBOR 1M +
4.750%), 6/10/2027
b
1,629,332
Total 32,263,482
Consumer Cyclical (2.7%)
Caesars Resort Collection, LLC,
Term Loan
2,099,138
4.592%,  (LIBOR 1M +
4.500%), 7/20/2025
b
2,099,138
Carnival Corporation, Term Loan
912,695
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
905,284
Cengage Learning, Inc., Term
Loan
565,000
0.000%,  (LIBOR 3M +
4.750%), 6/29/2026
b,c,d
564,164
CP Atlas Buyer, Inc., Term Loan
1,336,650
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
1,329,833
Golden Entertainment, Inc., Term
Loan
2,979,943
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,962,569
Golden Nugget, LLC, Term Loan
1,567,679
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,551,579
Principal
Amount Bank Loans (18.5%)
a
Value
Consumer Cyclical (2.7%) - continued
LCPR Loan Financing, LLC, Term
Loan
$ 1,135,000
3.843%,  (LIBOR 1M +
3.750%), 10/15/2028
b
$ 1,135,284
Michaels Companies, Inc., Term
Loan
1,855,000
5.000%,  (LIBOR 1M +
4.250%), 4/15/2028
b
1,855,000
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
60,625
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
60,587
Osmosis Debt Merger Sub, Inc.,
Term Loan
485,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
484,699
Raptor Acquisition Corporation,
Term Loan
305,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
304,811
Scientific Games International,
Inc., Term Loan
4,798,751
2.842%,  (LIBOR 1M +
2.750%), 8/14/2024
b
4,722,115
Staples, Inc., Term Loan
510,243
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
500,130
1,059,496
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,026,387
Tenneco, Inc., Term Loan
1,577,205
3.092%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,556,512
Truck Hero, Inc., Term Loan
369,075
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
367,599
Wyndham Hotels & Resorts, Inc.,
Term Loan
991,950
1.842%,  (LIBOR 1M +
1.750%), 5/30/2025
b
980,791
Total 22,406,482
Consumer Non-Cyclical (3.4%)
Adient US, LLC, Term Loan
495,000
3.592%,  (LIBOR 1M +
3.500%), 4/8/2028
b
494,381
Bausch Health Americas, Inc.,
Term Loan
2,601,880
3.092%,  (LIBOR 1M +
3.000%), 6/1/2025
b
2,582,366
Blue Ribbon, LLC, Term Loan
1,232,250
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
1,204,524
Chobani, LLC, Term Loan
813,850
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
812,833
City Brewing Company, LLC, Term
Loan
740,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
733,525
CNT Holdings I Corporation, Term
Loan
1,057,350
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
1,054,707

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (18.5%)
a
Value
Consumer Non-Cyclical (3.4%) - continued
$ 295,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
$ 299,425
Dole Food Company, Inc., Term
Loan
2,013,666
5.000%,  (LIBOR 1M +
2.750%), 4/6/2024
b
2,011,148
Endo Luxembourg Finance
Company I Sarl, Term Loan
847,875
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
826,042
Gainwell Acquisition Corporation,
Term Loan
1,825,414
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,823,698
Global Medical Response, Inc.,
Term Loan
477,675
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
477,078
4,860,575
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
4,864,026
Herens US Holdco Corporation,
Term Loan
835,000
0.000%,  (LIBOR 2M +
4.000%), 5/14/2028
b,c,d
834,132
MPH Acquisition Holdings, LLC,
Term Loan
3,584,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,557,645
Ortho-Clinical Diagnostics SA,
Term Loan
2,098,152
3.101%,  (LIBOR 1M +
3.000%), 6/30/2025
b
2,088,543
PetSmart, Inc., Term Loan
2,575,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
2,572,425
Precision Medicine Group, LLC,
Delayed Draw
209,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
208,508
Precision Medicine Group, LLC,
Term Loan
1,597,549
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
1,590,568
Sotera Health Holdings, LLC, Term
Loan
1,048,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
1,043,200
Total 29,078,774
Energy (0.1%)
Energizer Holdings, Inc., Term
Loan
958,517
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
951,328
Lealand Finance Company BV,
Term Loan
403,277
0.000%,PIK 3.000%, (LIBOR
1M + 1.000%), 6/30/2025
b,f
180,668
Total 1,131,996
Financials (1.1%)
Asurion, LLC, Term Loan
2,193,975
3.342%,  (LIBOR 1M +
3.250%), 12/23/2026
b
2,151,807
Principal
Amount Bank Loans (18.5%)
a
Value
Financials (1.1%) - continued
$ 802,987
3.342%,  (LIBOR 1M +
3.250%), 7/31/2027
b
$ 788,269
1,445,000
5.342%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,436,749
710,000
0.000%,  (LIBOR 1M +
5.250%), 1/15/2029
b,c,d
705,783
Digicel International Finance, Ltd.,
Term Loan
1,371,439
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,304,238
NCR Corporation, Term Loan
1,607,987
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
1,573,818
Northriver Midstream Finance, LP,
Term Loan
908,196
3.395%,  (LIBOR 3M +
3.250%), 10/1/2025
b
899,232
Tiger Acquisition, LLC, Term Loan
295,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
292,604
Total 9,152,500
Technology (2.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,608,653
3.628%,  (LIBOR 2M +
3.500%), 8/21/2026
b
1,560,394
Crown Subsea Communications
Holding, Inc., Term Loan
1,606,096
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
1,614,801
Gogo Intermediate Holdings, LLC,
Term Loan
1,560,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,551,233
Lummus Technology Holdings V,
LLC, Term Loan
1,112,213
3.592%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,102,303
Prime Security Services Borrower,
LLC, Term Loan
4,847,850
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
4,824,290
Rackspace Technology Global,
Inc., Term Loan
3,117,187
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
3,077,381
Redstone Holdco 2 LP, Delayed
Draw
263,623
0.000%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
261,483
194,752
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
191,343
Redstone Holdco 2 LP, Term Loan
673,570
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
668,101
339,628
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
333,684
SS&C Technologies, Inc., Term
Loan
228,377
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
224,821
174,665
1.842%,  (LIBOR 1M +
1.750%), 4/16/2025
b
171,945

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (18.5%)
a
Value
Technology (2.2%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 2,957,421
3.092%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 2,907,263
Total 18,489,042
Transportation (1.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,015,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
3,095,651
Genesee & Wyoming, Inc., Term
Loan
2,049,062
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
2,029,084
Hertz Corporation, Term Loan
245,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
243,417
46,173
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
45,875
Mileage Plus Holdings, LLC, Term
Loan
1,125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
1,190,678
SkyMiles IP, Ltd., Term Loan
1,365,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,440,457
United Airlines, Inc., Term Loan
972,563
4.500%,  (LIBOR 1M +
3.750%), 4/21/2028
b
972,932
Total 9,018,094
Utilities (0.7%)
Advanced Drainage Systems, Inc.,
Term Loan
352,096
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
352,096
CQP Holdco LP, Term Loan
2,200,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
2,185,898
EnergySolutions, LLC, Term Loan
825,127
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
819,969
Exgen Renewables IV, LLC, Term
Loan
275,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
274,255
Osmose Utilities Services, Inc.,
Term Loan
190,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
188,220
PG&E Corporation, Term Loan
2,071,005
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
2,015,771
Total 5,836,209
Total Bank Loans
(cost $155,781,310) 155,893,528
Principal
Amount Long-Term Fixed Income ( 58 .7% ) Value
Asset-Backed Securities (4.5%)
510 Asset Backed 2021-NPL1
Trust
$ 500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
$ 501,386
522 Funding CLO, Ltd.
1,300,000
2.534%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
1,300,023
1,350,000
1.174%,  (LIBOR 3M +
1.040%), 10/20/2031, Ser.
2018-3A, Class AR
b,g
1,350,394
1,100,000
3.988%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
1,102,209
Arch Street CLO, Ltd.
900,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
899,992
Ares LVII CLO, Ltd.
1,100,000
4.475%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
1,103,002
Babson CLO, Ltd.
1,825,000
3.034%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,793,889
Benefit Street Partners CLO II, Ltd.
950,000
2.026%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
938,990
Benefit Street Partners CLO, Ltd.
1,400,000
2.288%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,d,g
1,400,151
Cent CLO, LP
2,700,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,701,553
College Ave Student Loans, LLC
380,408
1.739%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
384,466
Conn's Receivables Funding
91,998
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
92,080
Dryden 36 Senior Loan Fund
950,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
950,401
Education Funding Trust
1,219,453
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
1,253,288
Foundation Finance Trust
170,021
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
172,358
Freedom ABS Trust
238,443
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
239,462
Galaxy XIX CLO, Ltd.
450,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
450,075

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Asset-Backed Securities (4.5%) - continued
Harley Marine Financing, LLC
$ 1,214,288
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
$ 1,179,915
Longfellow Place CLO, Ltd.
1,350,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
1,350,078
Madison Park Funding XIV, Ltd.
1,250,000
1.538%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,250,144
Mountain View CLO, Ltd.
1,575,000
2.476%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,g
1,569,489
Myers Park CLO, Ltd.
1,275,000
1.534%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,275,576
Octagon Investment Partners 50,
Ltd.
1,350,000
4.426%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,352,963
OHA Credit Funding 1, Ltd.
1,085,000
1.584%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,085,004
OZLM IX, Ltd.
2,000,000
1.684%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
2,001,586
Palmer Square Loan Funding, Ltd.
850,000
2.384%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
851,019
PRPM, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
d,g,h
1,149,977
Saxon Asset Securities Trust
335,413
3.871%,  8/25/2035, Ser.
2004-2, Class MF2
b
334,308
Sound Point CLO XXI, Ltd.
2,200,000
1.575%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
2,200,748
Sound Point CLO, Ltd.
1,550,000
2.388%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,d,g
1,550,166
TCI-Flatiron CLO, Ltd.
2,170,000
2.334%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
2,175,349
THL Credit Wind River CLO, Ltd.
1,150,000
2.976%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,148,684
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
300,601
Principal
Amount Long-Term Fixed Income (58.7%) Value
Asset-Backed Securities (4.5%) - continued
Wind River CLO, Ltd.
$ 750,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
$ 750,250
Total 38,159,576
Basic Materials (1.5%)
Alcoa Nederland Holding BV
580,000 5.500%,  12/15/2027
g
626,400
Anglo American Capital plc
147,000 2.250%,  3/17/2028
g
149,795
BWAY Holding Company
320,000 5.500%,  4/15/2024
g
322,000
Chemours Company
395,000 5.750%,  11/15/2028
g
419,194
Cleveland-Cliffs, Inc.
330,000 5.875%,  6/1/2027 348,150
285,000 4.625%,  3/1/2029
g,i
302,456
210,000 4.875%,  3/1/2031
g
226,800
Consolidated Energy Finance SA
370,000 6.875%,  6/15/2025
g
375,569
DuPont de Nemours, Inc.
148,000 4.725%,  11/15/2028 177,664
First Quantum Minerals, Ltd.
410,000 7.500%,  4/1/2025
g
424,924
360,000 6.875%,  10/15/2027
g
390,150
Freeport-McMoRan, Inc.
480,000 4.125%,  3/1/2028 502,800
585,000 4.250%,  3/1/2030 631,069
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
g
245,322
Hecla Mining Company
160,000 7.250%,  2/15/2028 173,267
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
g
376,475
Ingevity Corporation
560,000 3.875%,  11/1/2028
g
560,000
Kraton Polymers, LLC
575,000 4.250%,  12/15/2025
g
589,375
LYB International Finance III, LLC
206,000 1.250%,  10/1/2025 207,190
Mercer International, Inc.
365,000 5.125%,  2/1/2029 371,844
Mosaic Company
64,000 3.250%,  11/15/2022 66,160
221,000 4.050%,  11/15/2027 250,621
Novelis Corporation
420,000 5.875%,  9/30/2026
g
435,821
175,000 3.250%,  11/15/2026
d,g
177,625
140,000 4.750%,  1/30/2030
g
149,073
175,000 3.875%,  8/15/2031
d,g
176,969
Nutrien, Ltd.
148,000 4.000%,  12/15/2026 167,304
OCI NV
344,000 4.625%,  10/15/2025
g
355,610
Olin Corporation
675,000 5.125%,  9/15/2027 702,844
SCIH Salt Holdings, Inc.
395,000 4.875%,  5/1/2028
g
394,506
Southern Copper Corporation
292,000 3.875%,  4/23/2025 318,499
Syngenta Finance NV
293,000 5.182%,  4/24/2028
g
338,250

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Basic Materials (1.5%) - continued
Teck Resources, Ltd.
$ 190,000 3.900%,  7/15/2030 $ 209,003
United States Steel Corporation
460,000 6.875%,  3/1/2029 499,298
Venator Finance SARL
415,000 5.750%,  7/15/2025
g
398,400
Westlake Chemical Corporation
148,000 3.600%,  8/15/2026 163,534
Xstrata Finance Canada, Ltd.
175,000 4.950%,  11/15/2021
g
177,261
Total 12,401,222
Capital Goods (2.3%)
AECOM
730,000 5.125%,  3/15/2027 812,125
Amsted Industries, Inc.
450,000 5.625%,  7/1/2027
g
472,500
Ardagh Packaging Finance plc
770,000 5.250%,  8/15/2027
g
786,245
Boeing Company
316,000 4.875%,  5/1/2025 354,351
206,000 2.196%,  2/4/2026 207,867
220,000 3.250%,  3/1/2028 232,837
294,000 5.150%,  5/1/2030 350,092
Bombardier, Inc.
380,000 7.500%,  3/15/2025
g
387,186
115,000 7.125%,  6/15/2026
g
119,598
380,000 7.875%,  4/15/2027
g
393,395
Brand Industrial Services, Inc.
185,000 8.500%,  7/15/2025
g
188,143
BWAY Holding Company
390,000 7.250%,  4/15/2025
g
380,659
Carrier Global Corporation
221,000 2.722%,  2/15/2030 234,088
Caterpillar Financial Services
Corporation
135,000 1.450%,  5/15/2025 138,754
CNH Industrial Capital, LLC
82,000 1.950%,  7/2/2023 84,119
Cornerstone Building Brands, Inc.
490,000 6.125%,  1/15/2029
g
521,850
Covanta Holding Corporation
380,000 6.000%,  1/1/2027 394,250
90,000 5.000%,  9/1/2030 96,583
CP Atlas Buyer, Inc.
330,000 7.000%,  12/1/2028
g
340,570
Crown Americas Capital
Corporation IV
265,000 4.500%,  1/15/2023 276,262
Crown Cork & Seal Company, Inc.
430,000 7.375%,  12/15/2026 528,470
General Electric Company
430,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,j
420,325
147,000 3.625%,  5/1/2030 166,067
GFL Environmental, Inc.
130,000 4.000%,  8/1/2028
g
128,471
375,000 3.500%,  9/1/2028
g
376,189
H&E Equipment Services, Inc.
410,000 3.875%,  12/15/2028
g
406,412
Honeywell International, Inc.
135,000 1.350%,  6/1/2025 138,012
Principal
Amount Long-Term Fixed Income (58.7%) Value
Capital Goods (2.3%) - continued
Howmet Aerospace, Inc.
$ 485,000 6.875%,  5/1/2025 $ 564,399
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 254,462
Jeld-Wen, Inc.
230,000 4.875%,  12/15/2027
g
238,625
JELD-WEN, Inc.
320,000 4.625%,  12/15/2025
g
326,000
John Deere Capital Corporation
221,000 1.500%,  3/6/2028 222,620
KBR, Inc., Convertible
244,000 2.500%,  11/1/2023 386,892
Meritage Homes Corporation
220,000 3.875%,  4/15/2029
g
231,766
Meritor, Inc.
265,000 4.500%,  12/15/2028
g
271,280
NESCO Holdings II, Inc.
265,000 5.500%,  4/15/2029
g
273,460
Otis Worldwide Corporation
201,000 2.056%,  4/5/2025 209,102
Owens-Brockway Glass Container,
Inc.
335,000 5.875%,  8/15/2023
g
358,869
Parker-Hannifin Corporation
198,000 2.700%,  6/14/2024 208,818
Patrick Industries, Inc., Convertible
273,000 1.000%,  2/1/2023 309,855
Raytheon Technologies
Corporation
147,000 4.125%,  11/16/2028 170,536
Republic Services, Inc.
147,000 3.950%,  5/15/2028 168,751
Roper Technologies, Inc.
124,000 2.350%,  9/15/2024 129,682
Siemens
Financieringsmaatschappij NV
221,000 1.700%,  3/11/2028
g
225,642
SRM Escrow Issuer, LLC
660,000 6.000%,  11/1/2028
g
704,550
Standard Industries, Inc.
620,000 4.375%,  7/15/2030
g
638,600
Sunpower Corporation,
Convertible
63,000 4.000%,  1/15/2023 81,824
Textron, Inc.
221,000 3.650%,  3/15/2027 246,175
Titan Acquisition, Ltd.
160,000 7.750%,  4/15/2026
g
164,674
TransDigm, Inc.
515,000 6.250%,  3/15/2026
g
540,106
1,170,000 5.500%,  11/15/2027 1,208,025
70,000 4.625%,  1/15/2029
g
69,825
United Rentals North America, Inc.
515,000 4.875%,  1/15/2028 543,840
310,000 4.000%,  7/15/2030 322,013
United Technologies Corporation
222,000 3.950%,  8/16/2025 247,362
W.W. Grainger, Inc.
137,000 1.850%,  2/15/2025 142,202
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
g
188,238

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Capital Goods (2.3%) - continued
WESCO Distribution, Inc.
$ 560,000 7.250%,  6/15/2028
g
$ 623,280
Total 19,206,893
Collateralized Mortgage Obligations (5.8%)
Banc of America Alternative Loan
Trust
586,303
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 588,728
Banc of America Funding Trust
489,751
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 483,938
Banc of America Mortgage
Securities Trust
382,412
2.604%,  9/25/2035, Ser.
2005-H, Class 3A1
b
383,557
251,248
3.035%,  9/25/2035, Ser.
2005-H, Class 2A1
b
246,978
Bellemeade Re, Ltd.
882,261
1.689%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
889,423
Business Jet Securities, LLC
473,850
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
484,246
CHL Mortgage Pass-Through Trust
417,162
2.586%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
433,165
255,440
6.000%,  4/25/2037, Ser.
2007-3, Class A18 188,717
170,293
6.000%,  4/25/2037, Ser.
2007-3, Class A33 125,811
880,165
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 676,894
CIM Trust
497,346
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
524,686
Citigroup Mortgage Loan Trust,
Inc.
1,345,507
2.887%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,345,030
Countrywide Alternative Loan Trust
383,679
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 382,365
498,662
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 458,804
470,842
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 437,980
251,761
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 128,436
197,128
7.000%,  10/25/2037, Ser.
2007-24, Class A10 102,108
Countrywide Home Loan
Mortgage Pass Through Trust
262,457
2.605%,  11/25/2035, Ser.
2005-22, Class 2A1
b
249,998
Credit Suisse First Boston
Mortgage Securities Corporation
96,398
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 97,392
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
726,813
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 732,750
Principal
Amount Long-Term Fixed Income (58.7%) Value
Collateralized Mortgage Obligations (5.8%) -
continued
Eagle Re, Ltd.
$ 300,782
1.889%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
$ 300,782
Federal Home Loan Mortgage
Corporation
1,770,013
3.500%,  8/15/2035, Ser.
345, Class C8
k
196,002
Federal Home Loan Mortgage
Corporation - REMIC
14,720,058
1.500%,  12/25/2050, Ser.
5107, Class IO
k
1,266,237
1,374,453
3.000%,  5/15/2027, Ser.
4046, Class GI
k
69,589
1,167,378
3.000%,  7/15/2027, Ser.
4084, Class NI
k
66,554
1,873,246
3.500%,  10/15/2032, Ser.
4119, Class KI
k
217,696
2,477,388
3.000%,  4/15/2033, Ser.
4203, Class DI
k
179,077
Federal National Mortgage
Association - REMIC
1,081,408
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
55,186
1,612,099
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
73,830
2,585,006
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
113,678
3,781,062
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
232,551
2,172,222
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
106,767
1,082,512
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
53,636
2,773,258
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
138,241
840,293
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
47,635
4,405,435
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
217,062
1,635,896
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
86,664
2,224,061
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
104,643
1,328,748
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
129,802
17,177,606
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
1,093,904
9,278,913
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
503,023
First Horizon Alternative Mortgage
Securities Trust
214,800
2.510%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
209,937
FWD Securitization Trust
991,024
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
1,011,423
Genworth Mortgage Insurance
Corporation
169,306
1.989%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
169,306

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Collateralized Mortgage Obligations (5.8%) -
continued
$ 650,000
2.139%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
$ 652,423
GMAC Mortgage Corporation
Loan Trust
179,391
3.103%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
174,479
40,272
0.589%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
57,530
47,247
3.364%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
43,846
Home Equity Asset Trust
861,970
1.409%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
869,918
Homeward Opportunities Fund I
Trust
1,500,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,g
1,521,423
IndyMac IMJA Mortgage Loan
Trust
306,550
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 197,126
IndyMac INDA Mortgage Loan
Trust
2,023,802
2.994%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,906,702
IndyMac INDX Mortgage Loan
Trust
1,995,570
0.509%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
1,897,516
J.P. Morgan Alternative Loan Trust
481,067
3.172%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
461,564
334,922
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 267,973
J.P. Morgan Mortgage Trust
321,020
2.849%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
330,153
Legacy Mortgage Asset Trust
1,316,407
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,325,767
Lehman Mortgage Trust
63,848
6.000%,  1/25/2036, Ser.
2005-3, Class 2A7 66,889
Long Beach Mortgage Loan Trust
930,617
1.589%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
959,633
Master Asset Securitization Trust
634,814
0.589%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
128,393
Merrill Lynch Alternative Note
Asset Trust
310,018
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 192,388
Merrill Lynch Mortgage Investors
Trust
657,880
2.974%,  6/25/2035, Ser.
2005-A5, Class M1
b
407,513
Principal
Amount Long-Term Fixed Income (58.7%) Value
Collateralized Mortgage Obligations (5.8%) -
continued
New York Mortgage Trust
$ 480,511
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
$ 485,538
Oaktown Re II, Ltd.
154,915
1.639%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
154,915
Oaktown Re III, Ltd.
103,337
1.489%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
103,366
Palmer Square Loan Funding, Ltd.
1,100,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,g
1,100,220
Preston Ridge Partners Mortgage
Trust, LLC
1,307,672
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,313,688
1,069,214
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,075,243
815,570
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
821,592
Pretium Mortgage Credit Partners,
LLC
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
g,h
851,766
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
g,h
926,992
Radnor RE, Ltd.
109,906
1.489%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
109,930
Residential Accredit Loans, Inc.
Trust
471,246
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 469,168
258,831
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 260,663
223,633
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 219,996
667,067
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 646,785
265,987
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 264,020
Residential Asset Securitization
Trust
1,185,069
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,228,479
Residential Funding Mortgage
Security I Trust
289,589
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 280,687
Sequoia Mortgage Trust
281,004
2.860%,  9/20/2046, Ser.
2007-1, Class 4A1
b
218,268
Silver Hill Trust
920,999
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
943,042
Stanwich Mortgage Loan Trust
73,600
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
73,773

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Collateralized Mortgage Obligations (5.8%) -
continued
Starwood Mortgage Residential
Trust
$ 1,375,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
$ 1,419,067
Structured Adjustable Rate
Mortgage Loan Trust
150,029
2.978%,  7/25/2035, Ser.
2005-15, Class 4A1
b
139,478
Structured Asset Mortgage
Investments, Inc.
347,792
0.709%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
335,633
Toorak Mortgage Corporation, Ltd.
1,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,506,491
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
1,147,887
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
1,450,549
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
225,472
350,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
350,797
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
g,h
1,102,031
Wachovia Asset Securitization, Inc.
480,295
0.229%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,l
456,575
WaMu Mortgage Pass Through
Certificates
296,810
3.066%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
298,015
706,953
0.987%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
664,580
Washington Mutual Mortgage
Pass-Through Certificates
438,039
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 441,812
Wells Fargo Home Equity Trust
331,022
0.839%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
323,923
Total 48,475,908
Commercial Mortgage-Backed Securities (0.2%)
BFLD Trust
1,100,000
1.793%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
1,107,586
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
4,998,683
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,k,l
711,787
Total 1,819,373
Principal
Amount Long-Term Fixed Income (58.7%) Value
Communications Services (3.8%)
Altice France SA
$ 205,000 8.125%,  2/1/2027
g
$ 221,966
255,000 5.500%,  1/15/2028
g
261,375
380,000 5.125%,  7/15/2029
g
382,816
AMC Networks, Inc.
545,000 4.250%,  2/15/2029 545,000
American Tower Corporation
184,000 3.375%,  5/15/2024 196,832
296,000 4.400%,  2/15/2026 334,805
221,000 3.800%,  8/15/2029 248,887
AT&T, Inc.
301,000 4.450%,  4/1/2024 328,140
296,000 1.700%,  3/25/2026 300,597
221,000 4.300%,  2/15/2030 257,627
Cable One, Inc., Convertible
57,000 1.125%,  3/15/2028
g
57,719
CCO Holdings, LLC
500,000 5.500%,  5/1/2026
g
516,860
515,000 5.125%,  5/1/2027
g
538,819
475,000 4.750%,  3/1/2030
g
503,477
CCOH Safari, LLC
419,000 5.750%,  2/15/2026
g
433,246
Cengage Learning, Inc.
540,000 9.500%,  6/15/2024
g,i
553,348
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 214,358
223,000 4.908%,  7/23/2025 253,129
221,000 5.050%,  3/30/2029 263,747
Clear Channel Worldwide
Holdings, Inc.
555,000 7.750%,  4/15/2028
g
578,765
Comcast Corporation
118,000 3.700%,  4/15/2024 127,863
118,000 3.950%,  10/15/2025 132,336
178,000 2.350%,  1/15/2027 188,452
369,000 3.400%,  4/1/2030 411,758
Consolidated Communications,
Inc.
210,000 5.000%,  10/1/2028
g
211,115
Crown Castle International
Corporation
147,000 3.800%,  2/15/2028 165,203
CSC Holdings, LLC
120,000 5.375%,  2/1/2028
g
126,760
1,310,000 4.125%,  12/1/2030
g
1,313,275
Cumulus Media New Holdings,
Inc.
350,000 6.750%,  7/1/2026
g
369,250
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
g
132,032
DIRECTV Holdings, LLC
140,000 5.875%,  8/15/2027
d,g
144,746
Discovery Communications, LLC
122,000 2.950%,  3/20/2023 126,601
DISH DBS Corporation
330,000 7.375%,  7/1/2028 357,034
Entercom Media Corporation
350,000 6.500%,  5/1/2027
g,i
360,500
Fox Corporation
242,000 4.030%,  1/25/2024 261,684
148,000 4.709%,  1/25/2029 175,013

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Communications Services (3.8%) - continued
Front Range BidCo, Inc.
$ 625,000 4.000%,  3/1/2027
g
$ 621,875
330,000 6.125%,  3/1/2028
g
335,828
Frontier Communications
Corporation
300,000 5.875%,  10/15/2027
g
320,595
GCI, LLC
425,000 4.750%,  10/15/2028
g
442,531
Gray Television, Inc.
405,000 4.750%,  10/15/2030
g
401,501
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 247,225
iHeartCommunications, Inc.
380,000 4.750%,  1/15/2028
g
393,714
LCPR Senior Secured Financing
DAC
395,000 6.750%,  10/15/2027
g
421,461
Level 3 Financing, Inc.
265,000 4.625%,  9/15/2027
g
275,202
1,090,000 4.250%,  7/1/2028
g
1,109,756
Ligado Networks, LLC
199,975
0.000%,PIK 15.500%,
11/1/2023
f,g
196,475
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
g
275,235
Netflix, Inc
149,000 5.875%,  11/15/2028 185,132
Netflix, Inc.
137,000 5.875%,  2/15/2025 157,745
1,175,000 4.875%,  4/15/2028 1,373,093
Nexstar Escrow Corporation
545,000 5.625%,  7/15/2027
g
576,174
NTT Finance Corporation
177,000 1.162%,  4/3/2026
g
177,569
Omnicom Group, Inc.
220,000 4.200%,  6/1/2030 255,549
Radiate Holdco, LLC
210,000 6.500%,  9/15/2028
g
218,228
Scripps Escrow II, Inc.
205,000 5.375%,  1/15/2031
g
204,487
Scripps Escrow, Inc.
245,000 5.875%,  7/15/2027
g
253,575
SFR Group SA
402,000 7.375%,  5/1/2026
g
418,080
Sinclair Television Group, Inc.
570,000 5.500%,  3/1/2030
g
569,288
Sirius XM Radio, Inc.
485,000 5.000%,  8/1/2027
g
506,825
285,000 4.000%,  7/15/2028
g
294,027
100,000 4.125%,  7/1/2030
g
103,168
Sprint Capital Corporation
830,000 6.875%,  11/15/2028 1,070,791
405,000 8.750%,  3/15/2032 624,257
Sprint Corporation
1,355,000 7.625%,  2/15/2025 1,597,288
Terrier Media Buyer, Inc.
260,000 8.875%,  12/15/2027
g
278,018
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025 191,132
222,000 3.750%,  4/15/2027 247,503
295,000 3.875%,  4/15/2030 333,082
65,000 2.875%,  2/15/2031 65,362
Principal
Amount Long-Term Fixed Income (58.7%) Value
Communications Services (3.8%) - continued
United States Cellular Corporation
$ 415,000 6.700%,  12/15/2033 $ 515,638
Uniti Group, LP
130,000 4.750%,  4/15/2028
g
130,390
350,000 6.500%,  2/15/2029
g
354,746
Univision Communications, Inc.
340,000 6.625%,  6/1/2027
g
365,605
VeriSign, Inc.
290,000 4.750%,  7/15/2027 307,931
Verizon Communications, Inc.
148,000 0.750%,  3/22/2024 148,670
451,000 0.850%,  11/20/2025 448,585
296,000 2.100%,  3/22/2028 304,332
221,000 3.150%,  3/22/2030 240,790
148,000 2.550%,  3/21/2031 153,877
Viacom, Inc.
107,000 5.875%,  2/28/2057
b
108,904
Viasat, Inc.
540,000 5.625%,  9/15/2025
g
549,304
15,000 6.500%,  7/15/2028
g
15,881
Vodafone Group plc
164,000 7.000%,  4/4/2079
b
203,740
VTR Finance NV
280,000 6.375%,  7/15/2028
g
295,800
Walt Disney Company
296,000 1.750%,  1/13/2026 305,928
148,000 3.800%,  3/22/2030 171,087
Ziggo BV
672,000 5.500%,  1/15/2027
g
696,696
195,000 4.875%,  1/15/2030
g
201,143
Total 31,855,953
Consumer Cyclical (4.9%)
1011778 B.C., ULC
570,000 4.375%,  1/15/2028
g
577,866
Allen Media, LLC
280,000 10.500%,  2/15/2028
g
279,300
Allied Universal Holdco, LLC
215,000 6.625%,  7/15/2026
g
227,631
695,000 4.625%,  6/1/2028
g
697,606
190,000 6.000%,  6/1/2029
g
190,237
Allison Transmission, Inc.
540,000 3.750%,  1/30/2031
g
537,975
Amazon.com, Inc.
292,000 1.650%,  5/12/2028 298,110
147,000 1.500%,  6/3/2030 145,568
American Axle & Manufacturing,
Inc.
610,000 6.500%,  4/1/2027
i
640,500
American Honda Finance
Corporation
135,000 1.200%,  7/8/2025 136,581
Ashton Woods USA, LLC
280,000 4.625%,  8/1/2029
d,g
280,776
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 144,852
Bloomin' Brands, Inc., Convertible
60,000 5.000%,  5/1/2025 136,050
BMW Finance NV
125,000 2.250%,  8/12/2022
g
127,496
Booking Holdings, Inc.,
Convertible
123,000 0.900%,  9/15/2021 131,303

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Consumer Cyclical (4.9%) - continued
Boyd Gaming Corporation
$ 380,000 4.750%,  6/15/2031
g
$ 393,150
Boyne USA, Inc.
280,000 4.750%,  5/15/2029
g
288,750
Brookfield Residential Properties,
Inc.
385,000 6.250%,  9/15/2027
g
406,579
435,000 5.000%,  6/15/2029
g
442,830
Burlington Stores, Inc., Convertible
299,000 2.250%,  4/15/2025 488,491
Caesars Entertainment, Inc.
200,000 8.125%,  7/1/2027
g
219,936
Carnival Corporation
68,000 11.500%,  4/1/2023
g
76,670
200,000 7.625%,  3/1/2026
g
211,250
700,000 5.750%,  3/1/2027
g
711,375
460,000 4.000%,  8/1/2028
g
458,105
Cedar Fair, LP
600,000 5.250%,  7/15/2029 609,552
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
g
274,606
Cinemark USA, Inc.
430,000 5.875%,  3/15/2026
g
422,475
Clarios Global, LP
185,000 8.500%,  5/15/2027
g
199,800
Colt Merger Sub, Inc.
935,000 6.250%,  7/1/2025
g
986,425
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 72,984
Daimler Finance North America,
LLC
221,000 1.450%,  3/2/2026
g
223,726
Dana, Inc.
430,000 5.625%,  6/15/2028 462,676
Darden Restaurants, Inc.
296,000 3.850%,  5/1/2027 330,795
Dick's Sporting Goods Inc.,
Convertible
54,000 3.250%,  4/15/2025 165,814
Empire Communities Corporation
390,000 7.000%,  12/15/2025
g
410,962
Expedia Group, Inc.
221,000 4.625%,  8/1/2027 252,171
220,000 3.250%,  2/15/2030 230,912
Ford Motor Company
395,000 9.000%,  4/22/2025 486,225
140,000 9.625%,  4/22/2030 202,125
630,000 7.450%,  7/16/2031 833,874
Ford Motor Company, Convertible
347,000 Zero Coupon,  3/15/2026
g
371,290
Ford Motor Credit Company, LLC
1,700,000 4.063%,  11/1/2024 1,801,736
715,000 4.134%,  8/4/2025 764,907
Forestar Group, Inc.
245,000 3.850%,  5/15/2026
g
247,450
General Motors Company
143,000 5.400%,  10/2/2023 156,833
143,000 6.125%,  10/1/2025 169,268
221,000 6.800%,  10/1/2027 281,267
General Motors Financial
Company, Inc.
116,000 3.150%,  6/30/2022 118,581
245,000 3.950%,  4/13/2024 263,555
Principal
Amount Long-Term Fixed Income (58.7%) Value
Consumer Cyclical (4.9%) - continued
$ 199,000 2.900%,  2/26/2025 $ 211,205
135,000 2.750%,  6/20/2025 142,713
150,000 5.700%,  9/30/2030
b,j
171,197
147,000 2.700%,  6/10/2031 150,535
Goodyear Tire & Rubber Company
255,000 5.000%,  7/15/2029
g
268,252
195,000 5.250%,  7/15/2031
g
205,725
Hanesbrands, Inc.
525,000 4.875%,  5/15/2026
g
566,003
Harley-Davidson Financial
Services, Inc.
211,000 4.050%,  2/4/2022
g
214,871
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
g
367,063
Hilton Domestic Operating
Company, Inc.
705,000 4.875%,  1/15/2030 756,176
Hilton Grand Vacations Borrower
Escrow, LLC
515,000 5.000%,  6/1/2029
g
519,645
Hyundai Capital America
119,000 1.800%,  10/15/2025
g
121,116
221,000 3.000%,  2/10/2027
g
236,261
International Game Technology plc
435,000 5.250%,  1/15/2029
g
464,295
KB Home
345,000 4.800%,  11/15/2029 376,050
Kohl's Corporation
221,000 3.375%,  5/1/2031 231,711
L Brands, Inc.
600,000 6.625%,  10/1/2030
g
691,500
100,000 6.875%,  11/1/2035 128,625
Landry's, Inc.
425,000 6.750%,  10/15/2024
g
426,063
Lennar Corporation
66,000 4.125%,  1/15/2022 66,355
201,000 4.875%,  12/15/2023 218,336
67,000 5.875%,  11/15/2024 75,942
138,000 4.750%,  5/30/2025 154,905
Live Nation Entertainment, Inc.
265,000 3.750%,  1/15/2028
g
265,647
Lowe's Companies, Inc.
220,000 4.000%,  4/15/2025 243,796
293,000 4.500%,  4/15/2030 349,831
Magic MergerCo, Inc.
655,000 5.250%,  5/1/2028
g
677,925
Marriott International, Inc.
271,000 3.750%,  10/1/2025 294,086
220,000 4.625%,  6/15/2030 254,745
Mattamy Group Corporation
570,000 5.250%,  12/15/2027
g
592,709
McDonald's Corporation
442,000 3.800%,  4/1/2028 503,752
MGM Resorts International
295,000 6.000%,  3/15/2023 311,594
450,000 5.750%,  6/15/2025 489,659
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
g
186,583
O'Reilly Automotive, Inc.
221,000 3.900%,  6/1/2029 252,647
Penn National Gaming, Inc.
395,000 4.125%,  7/1/2029
g
389,450

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Consumer Cyclical (4.9%) - continued
PetSmart, Inc.
$ 580,000 4.750%,  2/15/2028
g
$ 602,214
290,000 7.750%,  2/15/2029
g
317,918
Prime Security Services Borrower,
LLC
1,090,000 5.750%,  4/15/2026
g
1,193,550
Procter & Gamble Company
147,000 1.200%,  10/29/2030 142,346
Real Hero Merger Sub 2, Inc.
260,000 6.250%,  2/1/2029
g
268,814
Realogy Group, LLC
460,000 5.750%,  1/15/2029
g
482,425
Rite Aid Corporation
445,000 7.500%,  7/1/2025
g
446,655
Ross Stores, Inc.
147,000 1.875%,  4/15/2031 145,185
Royal Caribbean Cruises, Ltd.
615,000 9.125%,  6/15/2023
g
668,892
520,000 4.250%,  7/1/2026
g
507,572
300,000 5.500%,  4/1/2028
g
305,910
Scientific Games International, Inc.
430,000 5.000%,  10/15/2025
g
441,163
450,000 7.250%,  11/15/2029
g
504,621
SeaWorld Parks and
Entertainment, Inc.
234,000 9.500%,  8/1/2025
g
252,720
Six Flags Entertainment
Corporation
280,000 5.500%,  4/15/2027
g,i
288,540
Six Flags Theme Parks, Inc.
260,000 7.000%,  7/1/2025
g
277,550
Staples, Inc.
650,000 7.500%,  4/15/2026
g
659,750
Target Corporation
147,000 2.350%,  2/15/2030 155,347
Tenneco, Inc.
455,000 5.000%,  7/15/2026 448,744
Toll Brothers Finance Corporation
274,000 5.875%,  2/15/2022 277,425
220,000 4.350%,  2/15/2028 243,650
Toyota Motor Credit Corporation
220,000 1.900%,  4/6/2028 227,415
Uber Technologies, Inc.
260,000 6.250%,  1/15/2028
g
280,540
Vista Outdoor, Inc.
455,000 4.500%,  3/15/2029
g
463,286
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
215,670
68,000 3.350%,  5/13/2025
g
73,608
Wyndham Destinations, Inc.
340,000 6.625%,  7/31/2026
g
379,525
Wyndham Hotels & Resorts, Inc.
205,000 4.375%,  8/15/2028
g
211,906
Yum! Brands, Inc.
480,000 4.750%,  1/15/2030
g
525,600
ZF North America Capital, Inc.
330,000 4.750%,  4/29/2025
g
358,116
Total 41,532,621
Consumer Non-Cyclical (4.6%)
Abbott Laboratories
296,000 3.875%,  9/15/2025 330,855
Principal
Amount Long-Term Fixed Income (58.7%) Value
Consumer Non-Cyclical (4.6%) - continued
AbbVie, Inc.
$ 117,000 2.900%,  11/6/2022 $ 120,655
217,000 2.300%,  11/21/2022 222,490
126,000 2.800%,  3/15/2023 129,630
555,000 3.600%,  5/14/2025 606,386
295,000 3.200%,  11/21/2029 323,865
Agilent Technologies, Inc
147,000 2.300%,  3/12/2031 150,030
Albertson's Companies, Inc.
810,000 3.500%,  3/15/2029
g
818,100
315,000 4.875%,  2/15/2030
g
340,987
Altria Group, Inc.
182,000 4.400%,  2/14/2026 206,768
147,000 4.800%,  2/14/2029 172,013
Amgen, Inc.
221,000 2.450%,  2/21/2030 231,254
Anheuser-Busch Companies, LLC
124,000 3.650%,  2/1/2026 137,533
Anheuser-Busch InBev Worldwide,
Inc.
295,000 4.750%,  1/23/2029 354,843
Anthem, Inc.
259,000 2.375%,  1/15/2025 272,046
220,000 2.550%,  3/15/2031 230,694
Astrazeneca Finance, LLC
293,000 1.750%,  5/28/2028 298,169
AstraZeneca plc
297,000 0.700%,  4/8/2026 293,408
BAT Capital Corporation
178,000 3.222%,  8/15/2024 189,123
BAT International Finance plc
135,000 1.668%,  3/25/2026 136,373
Bausch Health Companies, Inc.
715,000 5.000%,  1/30/2028
g
681,931
420,000 5.000%,  2/15/2029
g
396,879
Becton, Dickinson and Company
221,000 2.823%,  5/20/2030 235,048
Boston Scientific Corporation
265,000 3.450%,  3/1/2024 283,241
Bristol-Myers Squibb Company
296,000 3.200%,  6/15/2026 325,973
222,000 3.900%,  2/20/2028 257,427
Bunge, Ltd. Finance Corporation
292,000 2.750%,  5/14/2031 299,606
Cargill, Inc.
141,000 1.375%,  7/23/2023
g
143,717
Centene Corporation
200,000 5.375%,  8/15/2026
g
208,260
545,000 4.250%,  12/15/2027 574,975
350,000 4.625%,  12/15/2029 383,582
939,000 3.000%,  10/15/2030 975,752
Central Garden & Pet Company
515,000 4.125%,  10/15/2030 531,094
Cigna Corporation
235,000 4.125%,  11/15/2025 264,373
Community Health Systems, Inc.
250,000 5.625%,  3/15/2027
g
264,687
260,000 6.000%,  1/15/2029
g
276,575
565,000 6.875%,  4/15/2029
g
594,662
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 129,313
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 319,225

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Consumer Non-Cyclical (4.6%) - continued
CVS Health Corporation
$ 225,000 4.100%,  3/25/2025 $ 249,385
294,000 4.300%,  3/25/2028 340,414
DaVita, Inc.
665,000 4.625%,  6/1/2030
g
687,444
Diageo Capital plc
161,000 1.375%,  9/29/2025 163,991
Edgewell Personal Care Company
280,000 5.500%,  6/1/2028
g
296,484
Encompass Health Corporation
610,000 4.500%,  2/1/2028 632,875
Endo Finance, LLC
245,000 9.500%,  7/31/2027
g,i
245,784
Energizer Holdings, Inc.
435,000 4.375%,  3/31/2029
g
437,980
Estee Lauder Companies, Inc.
148,000 1.950%,  3/15/2031 150,567
General Mills, Inc.
148,000 4.200%,  4/17/2028 171,357
Gilead Sciences, Inc.
220,000 2.950%,  3/1/2027 238,767
H. J. Heinz Company
130,000 5.200%,  7/15/2045 164,652
HCA, Inc.
1,415,000 5.375%,  2/1/2025 1,603,761
369,000 5.250%,  6/15/2026 429,901
HLF Financing Sarl, LLC
515,000 4.875%,  6/1/2029
g
519,892
Humana, Inc.
146,000 2.150%,  2/3/2032 146,641
Illumina, Inc.
240,000 9.000%,  7/1/2028
g
267,000
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
g
133,851
Jazz Investments I, Ltd.,
Convertible
230,000 2.000%,  6/15/2026 297,850
JBS USA Food Company
140,000 5.750%,  1/15/2028
g
147,560
JBS USA, LLC
140,000 6.500%,  4/15/2029
g
156,801
440,000 5.500%,  1/15/2030
g
491,150
Keurig Dr Pepper, Inc.
295,000 2.250%,  3/15/2031 301,948
Kraft Foods Group, Inc.
690,000 5.000%,  6/4/2042 864,660
Kraft Heinz Foods Company
220,000 3.875%,  5/15/2027 243,655
830,000 4.625%,  1/30/2029 961,880
965,000 3.750%,  4/1/2030 1,067,927
80,000 4.250%,  3/1/2031 92,318
Kroger Company
148,000 4.500%,  1/15/2029 176,981
Mattel, Inc.
440,000 3.375%,  4/1/2026
g
457,688
McKesson Corporation
136,000 0.900%,  12/3/2025 135,390
Molina Healthcare, Inc.
560,000 4.375%,  6/15/2028
g
585,900
MPH Acquisition Holdings, LLC
280,000 5.750%,  11/1/2028
g
271,888
Mylan, Inc.
127,000 4.200%,  11/29/2023 136,181
Principal
Amount Long-Term Fixed Income (58.7%) Value
Consumer Non-Cyclical (4.6%) - continued
Novartis Capital Corporation
$ 133,000 1.750%,  2/14/2025 $ 137,593
355,000 3.000%,  11/20/2025 386,235
Ortho-Clinical Diagnostics, Inc.
260,000 7.250%,  2/1/2028
g
283,343
Par Pharmaceutical, Inc.
670,000 7.500%,  4/1/2027
g
683,400
PepsiCo, Inc.
221,000 1.625%,  5/1/2030 221,589
Philip Morris International, Inc.
319,000 1.500%,  5/1/2025 326,338
Pilgrim's Pride Corporation
400,000 5.875%,  9/30/2027
g
428,008
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,g,j
171,210
Royalty Pharma plc
343,000 1.200%,  9/2/2025
g
343,031
Scotts Miracle-Gro Company
555,000 4.500%,  10/15/2029 578,660
SEG Holding, LLC
550,000 5.625%,  10/15/2028
g
578,187
Simmons Foods, Inc.
450,000 4.625%,  3/1/2029
g
454,320
Spectrum Brands, Inc.
225,000 5.000%,  10/1/2029
g
238,219
205,000 5.500%,  7/15/2030
g
221,913
Stryker Corporation
149,000 3.650%,  3/7/2028 168,793
Syneos Health, Inc.
425,000 3.625%,  1/15/2029
g
421,813
Sysco Corporation
273,000 5.650%,  4/1/2025 316,419
147,000 5.950%,  4/1/2030 190,597
Teleflex, Inc.
480,000 4.625%,  11/15/2027 506,261
100,000 4.250%,  6/1/2028
g
104,250
Tenet Healthcare Corporation
370,000 4.625%,  7/15/2024 374,625
1,280,000 5.125%,  11/1/2027
g
1,340,800
185,000 6.125%,  10/1/2028
g
197,025
Teva Pharmaceutical Finance
Netherlands III BV
295,000 2.800%,  7/21/2023 291,608
400,000 3.150%,  10/1/2026 383,840
Thermo Fisher Scientific, Inc.
138,000 4.133%,  3/25/2025 153,061
147,000 4.497%,  3/25/2030 177,751
United Natural Foods, Inc.
390,000 6.750%,  10/15/2028
g
420,225
UnitedHealth Group, Inc.
369,000 3.850%,  6/15/2028 426,798
Upjohn, Inc.
135,000 1.650%,  6/22/2025
g
137,375
VRX Escrow Corporation
1,037,000 6.125%,  4/15/2025
g
1,058,388
Whirlpool Corporation
147,000 2.400%,  5/15/2031 150,359
Winnebago Industries, Inc.,
Convertible
134,000 1.500%,  4/1/2025 177,466
Zoetis, Inc.
189,000 3.250%,  2/1/2023 195,702

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Consumer Non-Cyclical (4.6%) - continued
$ 222,000 3.900%,  8/20/2028 $ 255,631
Total 38,482,898
Energy (4.1%)
Antero Midstream Partners, LP
195,000 5.750%,  3/1/2027
g
200,850
Antero Resources Corporation
460,000 5.375%,  3/1/2030
g
468,050
Apache Corporation
170,000 4.875%,  11/15/2027 182,718
465,000 4.375%,  10/15/2028 492,635
215,000 5.100%,  9/1/2040 230,587
Archrock Partners, LP
490,000 6.250%,  4/1/2028
g
499,913
BP Capital Markets America, Inc.
353,000 4.234%,  11/6/2028 411,455
BP Capital Markets plc
156,000 4.875%,  3/22/2030
b,j
172,232
Buckeye Partners, LP
315,000 4.125%,  3/1/2025
g
326,553
380,000 3.950%,  12/1/2026 384,902
Canadian Natural Resources, Ltd.
369,000 2.050%,  7/15/2025 380,316
Cenovus Energy, Inc.
440,000 5.375%,  7/15/2025 501,997
Cheniere Corpus Christi Holdings,
LLC
302,000 5.875%,  3/31/2025 345,117
Cheniere Energy Partners, LP
885,000 5.625%,  10/1/2026 913,860
291,000 4.500%,  10/1/2029 313,916
Cheniere Energy, Inc., Convertible
40,000 4.250%,  3/15/2045 33,128
Chevron Corporation
136,000 1.554%,  5/11/2025 139,842
Chevron USA, Inc.
217,000 3.900%,  11/15/2024 238,390
Cimarex Energy Company
296,000 4.375%,  6/1/2024 321,628
CNX Resources Corporation
235,000 6.000%,  1/15/2029
g
249,163
Comstock Resources, Inc.
140,000 6.750%,  3/1/2029
g
146,279
330,000 5.875%,  1/15/2030
g
331,996
Continental Resources, Inc.
435,000 4.375%,  1/15/2028 481,762
265,000 5.750%,  1/15/2031
g
319,404
Devon Energy Corporation
135,000 5.250%,  9/15/2024
g
150,318
294,000 4.500%,  1/15/2030
g
320,631
Diamondback Energy, Inc.
123,000 2.875%,  12/1/2024 129,528
74,000 3.125%,  3/24/2031 77,683
DT Midstream, Inc.
385,000 4.125%,  6/15/2029
g
394,856
130,000 4.375%,  6/15/2031
g
134,875
Enagas SA
725,000 5.500%,  1/15/2028
g
741,313
Enbridge, Inc.
147,000 3.700%,  7/15/2027 164,030
459,000 6.250%,  3/1/2078
b
511,006
Encana Corporation
195,000 6.625%,  8/15/2037 265,058
Principal
Amount Long-Term Fixed Income (58.7%) Value
Energy (4.1%) - continued
Endeavor Energy Resources, LP
$ 290,000 5.750%,  1/30/2028
g
$ 303,346
Energean Israel Finance, Ltd.
355,000 4.500%,  3/30/2024
g
361,189
Energy Transfer Operating, LP
139,000 4.200%,  9/15/2023 148,321
408,000 5.875%,  1/15/2024 450,842
221,000 3.750%,  5/15/2030 241,102
Energy Transfer, LP
143,000 6.625%,  2/15/2028
b,j
140,483
EnLink Midstream Partners, LP
420,000 4.850%,  7/15/2026 439,018
345,000 5.600%,  4/1/2044 336,375
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 171,967
355,000 4.875%,  8/16/2077
b
352,346
EOG Resources, Inc.
160,000 2.625%,  3/15/2023 165,099
EQM Midstream Partners, LP
630,000 6.500%,  7/1/2027
g
707,175
EQT Corporation
130,000 3.125%,  5/15/2026
g
133,731
620,000 3.900%,  10/1/2027 671,925
EQT Corporation, Convertible
252,000 1.750%,  5/1/2026 372,179
Equinor ASA
139,000 2.875%,  4/6/2025 148,996
Exxon Mobil Corporation
296,000 2.992%,  3/19/2025 317,795
Genesis Energy, LP
195,000 6.500%,  10/1/2025 193,537
130,000 8.000%,  1/15/2027 134,036
Halliburton Company
147,000 2.920%,  3/1/2030
i
154,326
Harvest Midstream, LP
555,000 7.500%,  9/1/2028
g
593,450
Hess Corporation
82,000 3.500%,  7/15/2024 87,064
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
g
338,000
Hilcorp Energy I, LP
390,000 5.750%,  2/1/2029
g
397,102
Indigo Natural Resources, LLC
260,000 5.375%,  2/1/2029
g
271,050
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
g
379,021
Kinder Morgan Energy Partners,
LP
223,000 3.450%,  2/15/2023 231,487
Laredo Petroleum, Inc.
690,000 7.750%,  7/31/2029
g
667,630
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 168,839
Marathon Petroleum Corporation
411,000 4.700%,  5/1/2025 462,994
MPLX, LP
370,000 1.750%,  3/1/2026 375,929
Murphy Oil Corporation
255,000 5.875%,  12/1/2027 263,925
230,000 6.375%,  7/15/2028 243,163
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
g,i
439,450

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Energy (4.1%) - continued
National Fuel Gas Company
$ 296,000 5.500%,  1/15/2026 $ 344,976
Newfield Exploration Company
522,000 5.625%,  7/1/2024 577,977
147,000 5.375%,  1/1/2026 165,920
NGL Energy Operating, LLC
265,000 7.500%,  2/1/2026
g
272,288
NGL Energy Partners, LP
265,000 7.500%,  11/1/2023 252,412
NuStar Logistics, LP
405,000 5.750%,  10/1/2025 441,450
Oasis Petroleum, Inc.
320,000 6.375%,  6/1/2026
g
331,200
Occidental Petroleum Corporation
170,000 3.450%,  7/15/2024 171,700
520,000 3.400%,  4/15/2026 525,174
135,000 8.500%,  7/15/2027 168,398
500,000 3.500%,  8/15/2029 498,750
280,000 6.450%,  9/15/2036 338,065
865,000 4.400%,  4/15/2046 848,626
ONEOK, Inc.
222,000 2.200%,  9/15/2025 229,527
Ovintiv, Inc.
250,000 7.375%,  11/1/2031 337,763
PBF Holding Company, LLC
450,000 9.250%,  5/15/2025
g,i
411,750
Pioneer Natural Resources
Company
222,000 1.900%,  8/15/2030 215,446
Pioneer Natural Resources
Company, Convertible
109,000 0.250%,  5/15/2025 160,121
Plains All American Pipeline, LP
41,000 6.125%,  11/15/2022
b,j
36,644
364,000 4.650%,  10/15/2025 408,193
Precision Drilling Corporation
325,000 6.875%,  1/15/2029
g
333,938
Sabine Pass Liquefaction, LLC
221,000 4.200%,  3/15/2028 250,657
Schlumberger Finance Canada,
Ltd.
135,000 1.400%,  9/17/2025 137,416
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
g
107,742
Shell International Finance BV
139,000 2.375%,  4/6/2025 146,493
SM Energy Company
200,000 6.500%,  7/15/2028 199,168
Suncor Energy, Inc.
135,000 3.100%,  5/15/2025 144,704
Sunoco, LP
405,000 5.875%,  3/15/2028 426,263
Targa Resources Partners, LP
315,000 5.375%,  2/1/2027 326,419
325,000 5.000%,  1/15/2028 341,744
Teine Energy, Ltd.
230,000 6.875%,  4/15/2029
g
233,450
Transocean Proteus, Ltd.
143,000 6.250%,  12/1/2024
g
141,570
Transocean, Inc.
260,000 11.500%,  1/30/2027
g
258,700
Principal
Amount Long-Term Fixed Income (58.7%) Value
Energy (4.1%) - continued
USA Compression Partners, LP
$ 210,000 6.875%,  4/1/2026 $ 219,946
Venture Global Calcasieu Pass,
LLC
250,000 3.875%,  8/15/2029
d,g
255,313
250,000 4.125%,  8/15/2031
d,g
258,863
Vine Energy Holdings, LLC
245,000 6.750%,  4/15/2029
g
255,413
W&T Offshore, Inc.
320,000 9.750%,  11/1/2023
g
307,136
Weatherford International, Ltd.
335,000 8.750%,  9/1/2024
g
348,400
395,000 11.000%,  12/1/2024
g
408,825
Western Gas Partners, LP
120,000 4.000%,  7/1/2022 121,369
Western Midstream Operating, LP
235,000 4.350%,  2/1/2025 246,163
370,000 3.950%,  6/1/2025 381,563
230,000 5.500%,  8/15/2048 256,450
Williams Companies, Inc.
147,000 2.600%,  3/15/2031 151,355
Total 34,834,323
Financials (8.8%)
AerCap Ireland Capital DAC
110,000 3.150%,  2/15/2024 115,472
220,000 6.500%,  7/15/2025 257,538
Air Lease Corporation
164,000 4.650%,  6/15/2026
b,j
171,380
Aircastle, Ltd.
290,000 5.250%,  6/15/2026
b,g,j
292,900
147,000 2.850%,  1/26/2028
g
150,846
Alliant Holdings Intermediate, LLC
135,000 6.750%,  10/15/2027
g
140,906
Ally Financial, Inc.
460,000 5.750%,  11/20/2025 525,979
328,000 4.700%,  5/15/2026
b,j
343,088
57,000 4.700%,  5/15/2028
b,j
59,337
148,000 8.000%,  11/1/2031 215,239
American Express Company
124,000 3.400%,  2/22/2024 132,638
210,000 3.550%,  9/15/2026
b,d,j
211,050
American Homes 4 Rent, LP
146,000 2.375%,  7/15/2031 147,990
American International Group, Inc.
295,000 4.200%,  4/1/2028 341,414
AmWINS Group, Inc.
280,000 4.875%,  6/30/2029
g
285,600
Ares Capital Corporation
70,000 4.250%,  3/1/2025 75,866
366,000 3.875%,  1/15/2026 395,032
Ares Capital Corporation,
Convertible
112,000 4.625%,  3/1/2024 121,173
Australia and New Zealand
Banking Group, Ltd.
338,000 2.950%,  7/22/2030
b,g
353,480
Aviation Capital Group, LLC
185,000 5.500%,  12/15/2024
g
209,617
Avolon Holdings Funding, Ltd.
294,000 4.250%,  4/15/2026
g
321,405

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Financials (8.8%) - continued
BAC Capital Trust XIV
$ 138,000
4.000%,  (LIBOR 3M +
0.400%), 8/18/2021
b,i,j
$ 137,724
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
g
98,092
Banco Santander SA
200,000
1.239%,  (LIBOR 3M +
1.120%), 4/12/2023
b
202,774
Bank of America Corporation
237,000 3.004%,  12/20/2023
b
245,329
373,000 3.550%,  3/5/2024
b
390,714
350,000 3.864%,  7/23/2024
b
372,350
285,000 4.200%,  8/26/2024 312,368
711,000 6.250%,  9/5/2024
b,j
785,655
124,000 3.458%,  3/15/2025
b
132,369
150,000 6.100%,  3/17/2025
b,j
168,439
339,000 1.319%,  6/19/2026
b
340,817
412,000 1.197%,  10/24/2026
b
411,379
218,000 1.734%,  7/22/2027
b
221,785
306,000 5.875%,  3/15/2028
b,j
351,517
442,000 3.593%,  7/21/2028
b
489,196
146,000 2.087%,  6/14/2029
b
148,668
589,000 3.974%,  2/7/2030
b
670,220
295,000 2.687%,  4/22/2032
b
307,841
Bank of Montreal
311,000 3.300%,  2/5/2024 332,812
Bank of New York Mellon
Corporation
78,000 4.700%,  9/20/2025
b,j
86,293
220,000 3.400%,  1/29/2028 247,192
Bank of Nova Scotia
234,000 4.900%,  6/4/2025
b,j
256,522
148,000 1.050%,  3/2/2026 147,562
Barclays plc
225,000 4.610%,  2/15/2023
b
229,996
299,000 4.338%,  5/16/2024
b
318,050
152,000 8.000%,  6/15/2024
b,j
172,330
136,000 4.375%,  9/11/2024 148,258
162,000 2.852%,  5/7/2026
b
171,869
223,000 4.972%,  5/16/2029
b
263,142
BB&T Corporation
127,000 2.500%,  8/1/2024 134,092
BNP Paribas SA
199,000 2.819%,  11/19/2025
b,g
209,229
Boston Properties, LP
147,000 2.550%,  4/1/2032 151,357
BPCE SA
126,000 3.000%,  5/22/2022
g
128,756
133,000 2.375%,  1/14/2025
g
138,806
Brixmor Operating Partnership, LP
292,000 2.250%,  4/1/2028 300,179
Canadian Imperial Bank of
Commerce
133,000 2.250%,  1/28/2025 139,286
CANPACK SA
590,000 3.125%,  11/1/2025
g
600,325
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 197,329
199,000 2.280%,  1/28/2026
b
207,704
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
b,j
84,460
Cascades USA, Inc.
305,000 5.125%,  1/15/2026
g
322,537
Principal
Amount Long-Term Fixed Income (58.7%) Value
Financials (8.8%) - continued
Charles Schwab Corporation
$ 328,000 5.375%,  6/1/2025
b,j
$ 366,278
328,000 4.000%,  6/1/2026
b,j
342,350
222,000 2.000%,  3/20/2028 230,492
Chobani, LLC
595,000 4.625%,  11/15/2028
g
618,973
CIT Group, Inc.
296,000 5.250%,  3/7/2025 333,740
Citigroup, Inc.
300,000 5.950%,  1/30/2023
b,j
315,261
276,000 5.000%,  9/12/2024
b,j
290,255
373,000 3.352%,  4/24/2025
b
398,298
138,000 5.950%,  5/15/2025
b,j
151,800
332,000 5.500%,  9/13/2025 388,149
150,000 4.000%,  12/10/2025
b,j
154,995
375,000 3.875%,  2/18/2026
b,j
383,813
522,000 1.122%,  1/28/2027
b
517,609
292,000 1.462%,  6/9/2027
b
292,323
589,000 4.075%,  4/23/2029
b
671,644
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
b,j
164,835
CNA Financial Corporation
145,000 3.950%,  5/15/2024 157,187
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,j
86,775
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
g
179,713
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
232,000 3.950%,  11/9/2022 242,393
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,g
136,299
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 302,125
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
g
465,188
Credit Agricole SA
156,000 8.125%,  12/23/2025
b,g,j
189,859
147,000 3.250%,  1/14/2030
g
156,940
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
g
218,295
167,000 7.500%,  12/11/2023
b,g,j
184,326
122,000 2.593%,  9/11/2025
b,g
127,201
83,000 7.250%,  9/12/2025
b,g,j
93,520
250,000 2.193%,  6/5/2026
b,g
257,345
149,000 3.869%,  1/12/2029
b,g
165,492
Dai-ichi Life Insurance Company,
Ltd.
620,000 5.100%,  10/28/2024
b,g,j
683,550
Danske Bank AS
200,000 5.000%,  1/12/2023
b,g
203,799
Deutsche Bank AG
502,000 2.129%,  11/24/2026
b
512,952
147,000 3.035%,  5/28/2032
b
152,042
Discover Bank
295,000 4.682%,  8/9/2028
b
313,813
Diversified Healthcare Trust
330,000 4.375%,  3/1/2031 322,163
Drawbridge Special Opportunities
Fund, LP
590,000 3.875%,  2/15/2026
g
610,782
Duke Realty, LP
221,000 4.000%,  9/15/2028 254,266

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Financials (8.8%) - continued
Fidelity National Financial, Inc.
$ 184,000 5.500%,  9/1/2022 $ 193,949
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
b,j
159,381
Fifth Third Bank NA
148,000 3.850%,  3/15/2026 165,270
First Horizon Bank
220,000 5.750%,  5/1/2030 274,079
First Horizon National Corporation
163,000 3.550%,  5/26/2023 171,162
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
298,894
FNB Corporation
268,000 2.200%,  2/24/2023 272,444
Fortress Transportation and
Infrastructure Investors, LLC
265,000 6.500%,  10/1/2025
g
274,606
210,000 5.500%,  5/1/2028
g
217,875
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 152,483
146,000 2.625%,  1/15/2027 145,571
FTI Consulting, Inc., Convertible
62,000 2.000%,  8/15/2023 93,031
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025 218,149
74,000 4.050%,  5/15/2027 84,382
147,000 4.400%,  5/15/2030 172,942
Global Net Lease, Inc.
520,000 3.750%,  12/15/2027
g
516,951
Goldman Sachs Group, Inc.
274,000 0.627%,  11/17/2023
b
274,083
248,000 3.625%,  2/20/2024 265,458
370,000 5.500%,  8/10/2024
b,j
406,408
141,000 3.500%,  4/1/2025 153,084
203,000 4.250%,  10/21/2025 227,847
206,000 0.855%,  2/12/2026
b
204,920
164,000 3.800%,  5/10/2026
b,j
167,280
300,000 3.650%,  8/10/2026
b,j
301,350
294,000 3.814%,  4/23/2029
b
331,262
148,000 3.800%,  3/15/2030 168,018
148,000 2.615%,  4/22/2032
b
153,381
146,000 2.383%,  7/21/2032
b
148,546
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 157,831
116,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
112,080
HCRX Investments Holdco, LP
165,000 4.500%,  8/1/2029
g
168,300
HSBC Holdings plc
225,000 3.803%,  3/11/2025
b
241,819
82,000 6.375%,  3/30/2025
b,j
90,778
148,000 2.633%,  11/7/2025
b
155,109
162,000 1.645%,  4/18/2026
b
164,427
164,000 1.589%,  5/24/2027
b
164,975
136,000 6.500%,  3/23/2028
b,j
155,040
413,000 4.583%,  6/19/2029
b
480,554
402,000 4.600%,  12/17/2030
b,j
412,854
176,000 2.804%,  5/24/2032
b
182,548
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
b,j
242,668
Icahn Enterprises, LP
405,000 6.375%,  12/15/2025 416,644
Principal
Amount Long-Term Fixed Income (58.7%) Value
Financials (8.8%) - continued
$ 465,000 5.250%,  5/15/2027 $ 488,831
ING Groep NV
292,000 1.726%,  4/1/2027
b
297,317
Intercontinental Exchange, Inc.
136,000 0.700%,  6/15/2023 136,763
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
g
440,406
iStar, Inc.
495,000 4.250%,  8/1/2025 513,221
iStar, Inc., Convertible
141,000 3.125%,  9/15/2022 246,933
J.P. Morgan Chase & Company
164,000 5.150%,  5/1/2023
b,j
169,535
150,000 6.000%,  8/1/2023
b,j
158,625
156,000 6.750%,  2/1/2024
b,j
172,286
208,000 1.514%,  6/1/2024
b
212,048
576,000 5.000%,  8/1/2024
b,j
608,014
259,000 3.875%,  9/10/2024 281,939
560,000 4.023%,  12/5/2024
b
603,621
244,000 4.600%,  2/1/2025
b,j
252,540
145,000 2.083%,  4/22/2026
b
150,397
335,000 3.650%,  6/1/2026
b,j
338,141
471,000 1.045%,  11/19/2026
b
468,202
294,000 1.578%,  4/22/2027
b
297,454
442,000 4.005%,  4/23/2029
b
504,235
146,000 2.069%,  6/1/2029
b
148,694
589,000 4.493%,  3/24/2031
b
704,457
Jefferies Finance, LLC
490,000 5.000%,  8/15/2028
d,g
501,148
KeyBank NA
221,000 3.900%,  4/13/2029 251,013
Kilroy Realty, LP
291,000 4.375%,  10/1/2025 325,283
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 48,663
Lincoln National Corporation
148,000 3.800%,  3/1/2028 167,462
135,000
2.513%,  (LIBOR 3M +
2.358%), 5/17/2066
b
121,481
Lloyds Banking Group plc
183,000 2.858%,  3/17/2023
b
185,811
225,000 3.900%,  3/12/2024 243,310
152,000 7.500%,  6/27/2024
b,j
171,524
296,000 1.627%,  5/11/2027
b
297,978
170,000 6.657%,  5/21/2037
b,g,j
240,763
LPL Holdings, Inc.
300,000 4.000%,  3/15/2029
g
304,500
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
b,g
294,632
Mastercard, Inc.
147,000 1.900%,  3/15/2031 152,277
MetLife, Inc.
150,000 3.850%,  9/15/2025
b,j
156,938
375,000 5.875%,  3/15/2028
b,j
438,927
MGM Growth Properties Operating
Partnership, LP
465,000 4.625%,  6/15/2025
g
494,063
190,000 4.500%,  9/1/2026 202,350
80,000 5.750%,  2/1/2027 89,400
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 344,656

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Financials (8.8%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 93,000 2.623%,  7/18/2022 $ 95,109
221,000 3.455%,  3/2/2023 231,737
124,000 3.407%,  3/7/2024 132,855
162,000 1.412%,  7/17/2025 164,487
290,000 1.538%,  7/20/2027
b
293,330
221,000 3.741%,  3/7/2029 250,272
Mizuho Financial Group, Inc.
216,000 1.554%,  7/9/2027
b
218,210
221,000 3.153%,  7/16/2030
b
240,190
Morgan Stanley
150,000 4.875%,  11/1/2022 158,208
247,000 4.100%,  5/22/2023 262,845
136,000 0.560%,  11/10/2023
b
136,232
124,000 2.720%,  7/22/2025
b
130,493
95,000 5.000%,  11/24/2025 109,744
294,000 2.188%,  4/28/2026
b
305,258
251,000 0.985%,  12/10/2026
b
248,204
294,000 1.593%,  5/4/2027
b
298,413
290,000 1.512%,  7/20/2027
b
292,416
442,000 3.622%,  4/1/2031
b
497,155
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 379,291
150,000 4.625%,  8/1/2029 161,475
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 152,277
Natwest Group plc
126,000 6.125%,  12/15/2022 135,060
126,000 6.100%,  6/10/2023
i
137,830
147,000 4.892%,  5/18/2029
b
173,586
Navient Corporation
245,000 5.500%,  1/25/2023 256,944
140,000 5.000%,  3/15/2027 145,600
140,000 4.875%,  3/15/2028 141,225
NFP Corporation
160,000 6.875%,  8/15/2028
g
166,400
Nippon Life Insurance Company
415,000 5.100%,  10/16/2044
b,g
458,783
222,000 3.400%,  1/23/2050
b,g
231,990
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 219,327
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 171,555
147,000 3.375%,  2/1/2031 152,938
OneMain Finance Corporation
200,000 3.500%,  1/15/2027 203,500
Owl Rock Technology Finance
Corporation
73,000 4.750%,  12/15/2025
g
80,867
221,000 3.750%,  6/17/2026
g
235,282
Park Intermediate Holdings, LLC
285,000 4.875%,  5/15/2029
g
291,413
PayPal Holdings, Inc.
224,000 1.650%,  6/1/2025 230,279
149,000 2.850%,  10/1/2029 162,213
PennyMac Financial Services, Inc.
325,000 4.250%,  2/15/2029
g
314,615
Pine Street Trust I
148,000 4.572%,  2/15/2029
g
171,419
Playtika Holding Corporation
270,000 4.250%,  3/15/2029
g
269,325
Principal
Amount Long-Term Fixed Income (58.7%) Value
Financials (8.8%) - continued
PNC Bank NA
$ 148,000 2.700%,  10/22/2029 $ 158,806
Provident Financing Trust I
78,000 7.405%,  3/15/2038 96,074
Prudential Financial, Inc.
340,000 5.625%,  6/15/2043
b
364,310
435,000 5.200%,  3/15/2044
b
469,623
75,000 3.700%,  10/1/2050
b
79,274
Quicken Loans, LLC
320,000 3.625%,  3/1/2029
g
320,800
Radian Group, Inc.
245,000 4.875%,  3/15/2027 266,501
Regions Financial Corporation
126,000 3.800%,  8/14/2023 134,286
156,000 5.750%,  6/15/2025
b,i,j
174,330
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 189,893
Royal Bank of Scotland Group plc
156,000 8.625%,  8/15/2021
b,j
156,234
206,000 4.269%,  3/22/2025
b
223,881
220,000 3.754%,  11/1/2029
b
233,968
Santander Holdings USA, Inc.
294,000 3.450%,  6/2/2025 317,143
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
287,422
221,000 3.823%,  11/3/2028
b
245,168
Service Properties Trust
195,000 4.750%,  10/1/2026 191,344
385,000 4.950%,  2/15/2027 378,263
265,000 5.500%,  12/15/2027 282,606
Simon Property Group, LP
234,000 2.000%,  9/13/2024 243,150
293,000 2.650%,  7/15/2030 309,205
Societe Generale SA
148,000 2.625%,  10/16/2024
g
154,900
156,000 8.000%,  9/29/2025
b,g,j
184,275
165,000 1.488%,  12/14/2026
b,g
164,430
Springleaf Finance Corporation
140,000 6.875%,  3/15/2025 158,805
380,000 7.125%,  3/15/2026 447,450
330,000 6.625%,  1/15/2028 381,150
Standard Chartered plc
203,000 1.319%,  10/14/2023
b,g
204,809
165,000 0.991%,  1/12/2025
b,g
164,824
Starwood Property Trust, Inc.,
Convertible
79,000 4.375%,  4/1/2023 84,238
State Street Corporation
125,000 2.354%,  11/1/2025
b
131,769
Sumitomo Life Insurance Company
410,000 3.375%,  4/15/2081
b,g
425,375
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 155,645
221,000 3.544%,  1/17/2028 247,262
221,000 2.142%,  9/23/2030 217,514
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
g
134,736
SVB Financial Group
240,000 4.000%,  5/15/2026
b,j
249,300
Synchrony Financial
141,000 4.250%,  8/15/2024 153,942

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Financials (8.8%) - continued
$ 296,000 3.700%,  8/4/2026 $ 324,777
Synovus Bank
250,000 2.289%,  2/10/2023
b
251,786
Truist Bank
147,000 2.250%,  3/11/2030 152,304
Truist Financial Corporation
351,000 4.950%,  9/1/2025
b,j
383,468
146,000 1.887%,  6/7/2029
b
148,373
UBS AG
265,000 5.125%,  5/15/2024 291,675
UBS Group AG
82,000 1.364%,  1/30/2027
b,g
81,739
United Wholesale Mortgage, LLC
265,000 5.500%,  4/15/2029
g
263,013
USB Realty Corporation
376,000
1.273%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,j
294,028
Ventas Realty, LP
126,000 3.750%,  5/1/2024 135,133
VEREIT Operating Partnership, LP
147,000 4.875%,  6/1/2026 170,542
221,000 3.950%,  8/15/2027 251,889
VICI Properties, LP
250,000 4.250%,  12/1/2026
g
260,070
90,000 3.750%,  2/15/2027
g
92,588
405,000 4.625%,  12/1/2029
g
433,350
Wells Fargo & Company
252,000 4.125%,  8/15/2023 270,376
250,000 1.654%,  6/2/2024
b
255,322
245,000 2.406%,  10/30/2025
b
256,196
335,000 3.900%,  3/15/2026
b,j
347,777
346,000 2.188%,  4/30/2026
b
360,095
100,000
0.626%,  (LIBOR 3M +
0.500%), 1/15/2027
b
96,493
310,000
1.126%,  (LIBOR 3M +
1.000%), 4/15/2027
b
303,801
294,000 3.584%,  5/22/2028
b
326,179
294,000 4.478%,  4/4/2031
b
350,434
Welltower, Inc.
146,000 2.050%,  1/15/2029 148,260
221,000 2.800%,  6/1/2031 233,610
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
246,069
Willis North America, Inc.
295,000 4.500%,  9/15/2028 343,684
Total 73,828,472
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
163,000 2.150%,  5/13/2025
g
168,214
Total 168,214
Mortgage-Backed Securities (13.9%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
8,049,000 2.000%,  9/1/2035
d
8,340,334
8,300,000 1.500%,  8/1/2036
d
8,458,543
23,875,000 2.000%,  8/1/2036
d
24,776,841
6,650,000 2.500%,  8/1/2036
d
6,967,174
Principal
Amount Long-Term Fixed Income (58.7%) Value
Mortgage-Backed Securities (13.9%) -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 500,000 2.000%,  8/1/2051
d
$ 509,980
15,175,000 2.000%,  9/1/2051
d
15,444,712
28,950,000 2.500%,  9/1/2051
d
30,093,299
730,000 4.500%,  5/1/2048 789,354
1,867,159 4.000%,  7/1/2048 1,996,134
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
14,450,000 2.500%,  8/1/2051
d
15,022,920
4,300,000 2.500%,  9/1/2051
d
4,461,754
Total 116,861,045
Technology (2.0%)
Akamai Technologies, Inc.,
Convertible
134,000 0.125%,  5/1/2025 178,957
171,000 0.375%,  9/1/2027 201,246
Apple, Inc.
146,000 1.400%,  8/5/2028
d
145,902
442,000 2.200%,  9/11/2029 462,870
Baidu, Inc.
168,000 3.075%,  4/7/2025 178,371
Banff Merger Sub, Inc.
185,000 9.750%,  9/1/2026
g
194,481
Broadcom Corporation
294,000 3.125%,  1/15/2025 314,397
221,000 3.875%,  1/15/2027 245,064
Broadcom, Inc.
296,000 5.000%,  4/15/2030 353,382
CDW, LLC
340,000 4.250%,  4/1/2028 353,083
CommScope Technologies
Finance, LLC
370,000 6.000%,  6/15/2025
g
375,550
CommScope, Inc.
360,000 7.125%,  7/1/2028
g
388,350
Dell International, LLC
316,000 5.450%,  6/15/2023 341,503
221,000 5.850%,  7/15/2025 260,049
221,000 5.300%,  10/1/2029 270,568
Diamond Sports Group, LLC
285,000 6.625%,  8/15/2027
g
112,931
Fiserv, Inc.
237,000 2.750%,  7/1/2024 250,921
295,000 4.200%,  10/1/2028 341,934
Gartner, Inc.
375,000 3.625%,  6/15/2029
g
383,906
410,000 3.750%,  10/1/2030
g
421,275
Global Payments, Inc.
64,000 2.650%,  2/15/2025 67,484
147,000 3.200%,  8/15/2029 159,195
Hewlett Packard Enterprise
Company
127,000 2.250%,  4/1/2023 130,429
InterDigital, Inc., Convertible
47,000 2.000%,  6/1/2024 50,466
Intuit, Inc.
135,000 0.950%,  7/15/2025 135,757

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Technology (2.0%) - continued
Iron Mountain, Inc.
$ 405,000 5.000%,  7/15/2028
g
$ 420,694
275,000 4.875%,  9/15/2029
g
288,062
J2 Global, Inc., Convertible
400,000 1.750%,  11/1/2026
g
516,000
Jabil, Inc.
147,000 1.700%,  4/15/2026 149,142
Lumentum Holdings, Inc.,
Convertible
154,000 0.250%,  3/15/2024 228,689
Marvell Technology, Inc.
126,000 4.200%,  6/22/2023
g
133,686
147,000 2.950%,  4/15/2031
g
153,517
Micron Technology, Inc.
275,000 4.975%,  2/6/2026 318,125
NCR Corporation
820,000 6.125%,  9/1/2029
g
889,298
NortonLifeLock, Inc., Convertible
82,000 2.000%,  8/15/2022
g
103,730
NVIDIA Corporation
74,000 2.850%,  4/1/2030 80,917
NXP Funding, LLC
154,000 4.875%,  3/1/2024
g
169,297
70,000 2.700%,  5/1/2025
g
74,039
147,000 4.300%,  6/18/2029
g
170,729
Open Text Corporation
485,000 4.125%,  2/15/2030
g
500,763
Oracle Corporation
368,000 2.500%,  4/1/2025 387,368
367,000 2.950%,  4/1/2030 392,453
Panasonic Corporation
187,000 2.536%,  7/19/2022
g
190,350
PTC, Inc.
215,000 3.625%,  2/15/2025
g
220,913
200,000 4.000%,  2/15/2028
g
206,750
Qorvo, Inc.
330,000 3.375%,  4/1/2031
g
342,550
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
g,i
447,933
Salesforce.com, Inc.
146,000 1.950%,  7/15/2031 148,575
Seagate HDD Cayman
136,000 4.250%,  3/1/2022 138,040
575,000 3.375%,  7/15/2031
g
566,283
Sensata Technologies, Inc.
630,000 3.750%,  2/15/2031
g
634,725
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
g
145,933
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
g
931,348
Switch, Ltd.
420,000 3.750%,  9/15/2028
g
429,650
Tencent Holdings, Ltd.
177,000 2.880%,  4/22/2031
g
185,833
Texas Instruments, Inc.
151,000 1.375%,  3/12/2025 154,701
Verint Systems, Inc., Convertible
62,000 0.250%,  4/15/2026
g
59,741
Vishay Intertechnology, Inc.,
Convertible
97,000 2.250%,  6/15/2025 101,608
Principal
Amount Long-Term Fixed Income (58.7%) Value
Technology (2.0%) - continued
VMware, Inc.
$ 291,000 1.400%,  8/15/2026
d
$ 291,997
102,000 2.200%,  8/15/2031
d
101,833
Total 16,593,343
Transportation (0.9%)
AerCap Holdings NV
164,000 5.875%,  10/10/2079
b
172,200
Air Canada
105,000 3.875%,  8/15/2026
d,g
105,252
Air Canada Pass Through Trust
38,072 3.875%,  3/15/2023
g
38,548
Air Lease Corporation
133,000 2.300%,  2/1/2025 138,228
48,000 3.375%,  7/1/2025 51,723
147,000 3.125%,  12/1/2030 152,488
American Airlines, Inc.
420,000 11.750%,  7/15/2025
g
525,000
725,000 5.500%,  4/20/2026
g
758,531
70,000 5.750%,  4/20/2029
g
75,508
Avis Budget Car Rental, LLC
330,000 5.375%,  3/1/2029
g,i
343,200
Boeing Company
135,000 1.950%,  2/1/2024 138,431
CSX Corporation
147,000 4.250%,  3/15/2029 172,487
Delta Air Lines, Inc.
223,000 7.000%,  5/1/2025
g
262,304
332,630 4.500%,  10/20/2025
g
357,577
294,000 4.750%,  10/20/2028
g
328,545
FedEx Corporation
146,000 2.400%,  5/15/2031 151,116
Greenbrier Companies, Inc.,
Convertible
242,000 2.875%,  4/15/2028
g
253,495
J.B. Hunt Transport Services, Inc.
160,000 3.300%,  8/15/2022 163,999
JetBlue Airways Corporation,
Convertible
147,000 0.500%,  4/1/2026
g
144,207
Meritor, Inc., Convertible
199,000 3.250%,  10/15/2037 213,801
Mileage Plus Holdings, LLC
365,000 6.500%,  6/20/2027
g
397,394
Penske Truck Leasing Company,
LP
135,000 1.200%,  11/15/2025
g
134,624
148,000 1.700%,  6/15/2026
g
150,061
Southwest Airlines Company
147,000 5.125%,  6/15/2027 173,852
147,000 2.625%,  2/10/2030 152,113
Southwest Airlines Company,
Convertible
126,000 1.250%,  5/1/2025 184,669
Union Pacific Corporation
189,000 3.750%,  7/15/2025 209,876
147,000 2.150%,  2/5/2027 153,413
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 164,564
United Airlines, Inc.
435,000 4.375%,  4/15/2026
g
447,563
435,000 4.625%,  4/15/2029
g
447,506

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.7%) Value
Transportation (0.9%) - continued
XPO Logistics, Inc.
$ 230,000 6.125%,  9/1/2023
g
$ 230,966
375,000 6.750%,  8/15/2024
g
389,062
135,000 6.250%,  5/1/2025
g
143,269
Total 7,925,572
Utilities (1.4%)
AES Corporation
88,000 3.950%,  7/15/2030
g
97,662
Ameren Corporation
148,000 1.750%,  3/15/2028 148,348
American Electric Power
Company, Inc.
147,000 2.300%,  3/1/2030 150,581
Berkshire Hathaway Energy
Company
207,000 4.050%,  4/15/2025 230,431
Calpine Corporation
560,000 4.500%,  2/15/2028
g
576,800
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 133,044
220,000 1.450%,  6/1/2026 222,544
220,000 2.650%,  6/1/2031 228,983
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 134,086
275,000 4.650%,  12/15/2024
b,j
294,044
148,000 3.375%,  4/1/2030 164,158
Duke Energy Corporation
82,000 4.875%,  9/16/2024
b,j
87,371
296,000 3.150%,  8/15/2027 322,964
147,000 2.450%,  6/1/2030 152,323
Edison International
176,000 4.950%,  4/15/2025 195,497
Enel Finance International NV
286,000 1.375%,  7/12/2026
g
287,762
Energy Transfer, LP
164,000 6.500%,  11/15/2026
b,j
168,315
Entergy Corporation
136,000 0.900%,  9/15/2025 135,260
148,000 1.900%,  6/15/2028 150,391
Evergy, Inc.
127,000 2.450%,  9/15/2024 133,601
Exelon Corporation
147,000 4.050%,  4/15/2030 169,889
FirstEnergy Corporation
184,000 3.350%,  7/15/2022 186,305
Georgia Power Company
133,000 2.100%,  7/30/2023 137,548
Jersey Central Power & Light
Company
73,000 2.750%,  3/1/2032
g
76,399
NextEra Energy Capital Holdings,
Inc.
147,000 2.250%,  6/1/2030 151,007
NextEra Energy Operating
Partners, LP
680,000 3.875%,  10/15/2026
g
715,700
NextEra Energy Partners, LP,
Convertible
276,000 Zero Coupon,  11/15/2025
g
299,460
NiSource, Inc.
164,000 5.650%,  6/15/2023
b,j
171,790
148,000 2.950%,  9/1/2029 158,880
Principal
Amount Long-Term Fixed Income (58.7%) Value
Utilities (1.4%) - continued
NRG Energy, Inc.
$ 137,000 2.000%,  12/2/2025
g
$ 140,929
635,000 3.375%,  2/15/2029
g
631,825
210,000 5.250%,  6/15/2029
g
225,225
NRG Energy, Inc., Convertible
94,000 2.750%,  6/1/2048 110,732
Pacific Gas and Electric Company
221,000 3.750%,  2/15/2024 232,370
221,000 2.100%,  8/1/2027 214,991
PG&E Corporation
275,000 5.000%,  7/1/2028
i
267,781
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 141,810
Sempra Energy
156,000 4.875%,  10/15/2025
b,j
170,235
221,000 3.400%,  2/1/2028 244,346
Southern Company
455,000 4.000%,  1/15/2051
b
480,025
306,000 3.750%,  9/15/2051
b
311,814
Suburban Propane Partners, LP
535,000 5.875%,  3/1/2027 560,412
Talen Energy Supply, LLC
295,000 7.625%,  6/1/2028
g
269,134
TerraForm Power Operating, LLC
620,000 5.000%,  1/31/2028
g
669,600
TransCanada Trust
342,000 5.875%,  8/15/2076
b
383,040
Vistra Operations Company, LLC
570,000 5.000%,  7/31/2027
g
588,525
Xcel Energy, Inc.
147,000 4.000%,  6/15/2028 168,832
Total 11,892,769
Total Long-Term Fixed Income
(cost $485,133,166) 494,038,182
Shares
Registered Investment
Companies ( 17 .9% ) Value
Unaffiliated  (3.2%)
39,194 Aberdeen Asia-Pacific Income
Fund, Inc. 170,494
22,000 AllianceBernstein Global High
Income Fund, Inc. 272,580
16,667 BlackRock Core Bond Trust 275,005
12,360 BlackRock Corporate High Yield
Fund, Inc. 153,758
17,957 BlackRock Credit Allocation
Income Trust 277,077
623 BlackRock Enhanced Equity
Dividend Trust 6,367
13,481 BlackRock Enhanced Global
Dividend Trust 167,164
12,459 BlackRock Multi-Sector Income
Trust 230,491
6,800 Brookfield Real Assets Income
Fund, Inc. 150,892
20,716 Eaton Vance Limited Duration
Income Fund 274,280
6,414 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 65,359
23,141 Invesco Dynamic Credit
Opportunities Fund 271,213
176,555 Invesco Senior Loan ETF 3,889,507

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (17.9%) Value
Unaffiliated  (3.2%)- continued
63,700 iShares S&P U.S. Preferred Stock
Index Fund
i
$ 2,511,054
40,875 Nuveen Credit Strategies Income
Fund 266,914
15,954 PGIM Global High Yield Fund, Inc. 248,723
16,670 PGIM High Yield Bond Fund, Inc. 269,887
4,494 Pimco Dynamic Credit And
Mortgage Income Fund 100,306
8,957 Royce Value Trust, Inc. 164,182
115,325 SPDR Bloomberg Barclays High
Yield Bond ETF
i
12,659,225
128,389 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 3,524,278
2,355 Tri-Continental Corporation 80,305
18,495 Virtus Dividend, Interst & Premium
Strategy Fund 281,309
13,042 Voya Global Equity Dividend &
Premium Opportunity Fund 78,513
30,848 Wells Fargo Income Opportunities
Fund 272,696
38,266 Western Asset High Income
Opportunity Fund, Inc. 200,514
Total 26,862,093
Affiliated  (14.7%)
12,470,601 Thrivent Core Emerging Markets
Debt Fund 124,207,190
Total 124,207,190
Total Registered Investment
Companies (cost $146,433,616) 151,069,283
Shares
Collateral Held for Securities
Loaned ( 2 .1% ) Value
17,659,140 Thrivent Cash Management Trust 17,659,140
Total Collateral Held for
Securities Loaned
(cost $17,659,140) 17,659,140
Shares Common Stock ( 1 .2% ) Value
Communications Services (0.1%)
1,125 Charter Communications, Inc.
m
837,056
4,678 Twitter, Inc.
m
326,290
575 ViacomCBS, Inc. 23,535
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
70,978
Total 1,257,859
Consumer Discretionary (0.1%)
4,603 Bloomin' Brands, Inc.
m
115,673
31 Booking Holdings, Inc.
m
67,526
1,311 Dick's Sporting Goods, Inc. 136,528
510 Expedia Group, Inc.
m
82,044
1,700 Ford Motor Company
m
23,715
11,697 Under Armour, Inc., Class C
m
204,931
Total 630,417
Consumer Staples (<0.1%)
1,923 Bunge, Ltd. 149,283
Total 149,283
Energy (0.1%)
1,341 Cheniere Energy, Inc.
m
113,891
3,500 Kinder Morgan, Inc. 60,830
Shares Common Stock (1.2%) Value
Energy (0.1%) - continued
165,185 McDermott International, Inc.
m
$ 54,676
850 MPLX, LP 24,123
952 Pioneer Natural Resources
Company 138,393
1,000 TC Energy Corporation 48,730
129 Vantage Drilling International
m
387
1,300 Williams Companies, Inc. 32,565
Total 473,595
Financials (0.2%)
3,894 Bank of America Corporation 149,374
7,300 BlackRock TCP Capital
Corporation 104,171
2,507 Blackstone Mortgage Trust, Inc. 81,277
6,473 FS KKR Capital Corporation 135,868
8,324 Golub Capital BDC, Inc. 131,353
2,317 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 131,606
6,986 KKR & Company, Inc. 445,427
2,911 Sixth Street Specialty Lending, Inc. 67,797
2,104 Starwood Property Trust, Inc. 54,767
4,297 Wells Fargo & Company 197,404
Total 1,499,044
Health Care (0.2%)
980 Anthem, Inc. 376,330
1,824 Boston Scientific Corporation
m
83,174
3,016 Danaher Corporation 897,230
162 Illumina, Inc.
m
80,312
Total 1,437,046
Industrials (0.1%)
3,327 Chart Industries, Inc.
m
517,182
600 Fortive Corporation 43,596
644 FTI Consulting, Inc.
m
93,831
3,145 JetBlue Airways Corporation
m
46,514
1,144 Patrick Industries, Inc. 94,529
1,621 Southwest Airlines Company
m
81,893
603 Stanley Black & Decker, Inc. 118,821
Total 996,366
Information Technology (0.4%)
844 Akamai Technologies, Inc.
m
101,212
959 Broadcom, Ltd. 465,499
2,335 II-VI, Inc.
m
163,006
681 InterDigital, Inc. 44,871
2,487 Microchip Technology, Inc. 355,939
1,594 Motorola Solutions, Inc. 356,928
6,988 Nuance Communications, Inc.
m
383,641
8,368 ON Semiconductor Corporation
m
326,854
15,566 Sabre Corporation
m
183,523
122 ServiceNow, Inc.
m
71,723
1,295 Square, Inc.
m
320,202
1,558 SunPower Corporation
m
38,592
2,215 Teradyne, Inc. 281,305
692 Western Digital Corporation
m
44,932
Total 3,138,227
Real Estate (<0.1%)
5,201 Lexington Realty Trust 68,393
Total 68,393
Utilities (<0.1%)
1,055 Essential Utilities, Inc. 51,821

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (1.2%) Value
Utilities (<0.1%) - continued
940 NRG Energy, Inc. $ 38,766
Total 90,587
Total Common Stock
(cost $10,159,833) 9,740,817
Shares Preferred Stock ( 1 .1% ) Value
Communications Services (0.1%)
19,300 AT&T, Inc., 4.750%
j
510,871
1,433 ViacomCBS, Inc., Convertible,
5.750% 104,151
Total 615,022
Consumer Staples (<0.1%)
3,000 CHS, Inc., 7.100%
b,j
85,050
Total 85,050
Energy (<0.1%)
21,025 Crestwood Equity Partners, LP,
9.250%
j
200,578
2,800 Energy Transfer, LP, 7.600%
b,j
70,224
5,255 Nustar Logistics, LP, 6.860%
b
132,794
Total 403,596
Financials (0.6%)
4,025 Aegon Funding Corporation II,
5.100% 108,675
12,700 Allstate Corporation, 5.100%
j
351,790
7,500 Bank of America Corporation,
5.000%
j
202,500
3,625 Bank of America Corporation,
5.375%
j
99,688
10,275 Capital One Financial Corporation,
5.000%
j
276,089
5,700 Cobank ACB, 6.250%
b,j
604,200
8,875 Equitable Holdings, Inc., 5.250%
j
235,631
265 First Horizon Bank, 3.750%
b,g,j
224,946
3,500 First Horizon Corporation, 6.500%
j
99,435
459 GMAC Capital Trust I, 5.941%
b
12,223
14,500 J.P. Morgan Chase & Company,
4.200%
j,m
363,515
5,500 J.P. Morgan Chase & Company,
4.750%
j
145,420
6,025 J.P. Morgan Chase & Company,
5.750%
j
164,362
6,075 Legg Mason, Inc., 5.450% 153,455
10,500 Morgan Stanley, 5.850%
b,j
312,375
13,100 Morgan Stanley, 7.125%
b,j
377,280
1,400 Synovus Financial Corporation,
5.875%
b,j
39,116
9,150 Truist Financial Corporation,
4.750%
j
242,750
15,500 Wells Fargo & Company, 4.250%
j,m
387,810
479 Wells Fargo & Company,
Convertible, 7.500%
j
724,492
Total 5,125,752
Health Care (<0.1%)
1,488 Becton, Dickinson and Company,
Convertible, 6.000% 83,655
1,888 Boston Scientific Corporation,
Convertible, 5.500% 231,960
Total 315,615
Shares Preferred Stock (1.1%) Value
Industrials (0.1%)
152 Fluor Corporation, Convertible,
6.500%
g,j,m
$ 151,878
2,737 Stanley Black & Decker, Inc.,
Convertible, 5.250% 322,966
Total 474,844
Real Estate (0.1%)
11,475 Public Storage, 4.125%
j
301,219
2,450 Public Storage, 4.625%
j
68,208
625 Public Storage, 4.700%
j
17,475
950 Public Storage, 4.875%
j
26,486
Total 413,388
Utilities (0.2%)
3,075 AES Corporation, Convertible,
6.875% 311,744
896 American Electric Power
Company, Inc., Convertible,
6.125% 45,042
1,596 American Electric Power
Company, Inc., Convertible,
6.125% 84,700
17,600 CMS Energy Corporation,
4.200%
j,m
447,040
5,525 NextEra Energy, Inc., Convertible,
4.872% 324,704
308 NiSource, Inc., Convertible,
7.750% 32,463
12,000 Southern Company, 4.950% 321,840
Total 1,567,533
Total Preferred Stock
(cost $8,598,455) 9,000,800
Shares or
Principal
Amount Short-Term Investments ( 15 .9% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.035%, 8/11/2021
n,o
299,998
300,000 0.035%, 8/18/2021
n,o
299,996
100,000 0.040%, 8/25/2021
n,o
99,998
Thrivent Core Short-Term Reserve
Fund
13,268,782 0.130% 132,687,818
U.S. Treasury Bills
500,000 0.048%, 8/26/2021
n,p
499,988
Total Short-Term Investments
(cost $133,868,084) 133,887,798
Total Investments (cost
$957,633,604) 115.4% $ 971,289,548
Other Assets and Liabilities, Net
(15.4%) (129,895,557)
Total Net Assets 100.0% $ 841,393,991
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of July 30, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $186,721,218 or 22.2%
of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 30, 2021.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At July 30, 2021, $59,999 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of July 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,216,797
Common Stock 14,004,338
Total lending $17,221,135
Gross amount payable upon return of
collateral for securities loaned $17,659,140
Net amounts due to counterparty $438,005
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 10,142,624 – 10,142,624 –
Capital Goods 18,374,325 – 17,248,980 1,125,345
Communications Services 32,263,482 – 32,263,482 –
Consumer Cyclical 22,406,482 – 22,406,482 –
Consumer Non-Cyclical 29,078,774 – 28,779,349 299,425
Energy 1,131,996 – 1,131,996 –
Financials 9,152,500 – 7,578,682 1,573,818
Technology 18,489,042 – 18,489,042 –
Transportation 9,018,094 – 9,018,094 –
Utilities 5,836,209 – 5,836,209 –
Long-Term Fixed Income
Asset-Backed Securities 38,159,576 – 38,159,576 –
Basic Materials 12,401,222 – 12,401,222 –
Capital Goods 19,206,893 – 19,206,893 –
Collateralized Mortgage Obligations 48,475,908 – 48,475,908 –
Commercial Mortgage-Backed Securities 1,819,373 – 1,819,373 –
Communications Services 31,855,953 – 31,855,953 –
Consumer Cyclical 41,532,621 – 41,532,621 –
Consumer Non-Cyclical 38,482,898 – 38,482,898 –
Energy 34,834,323 – 34,834,323 –
Financials 73,828,472 – 73,828,472 –
Foreign Government 168,214 – 168,214 –
Mortgage-Backed Securities 116,861,045 – 116,861,045 –
Technology 16,593,343 – 16,593,343 –
Transportation 7,925,572 – 7,925,572 –
Utilities 11,892,769 – 11,892,769 –
Registered Investment Companies
Unaffiliated 26,862,093 26,862,093 – –
Common Stock
Communications Services 1,257,859 1,186,881 70,978 –
Consumer Discretionary 630,417 630,417 – –
Consumer Staples 149,283 149,283 – –
Energy 473,595 473,595 – –
Financials 1,499,044 1,499,044 – –
Health Care 1,437,046 1,437,046 – –
Industrials 996,366 996,366 – –
Information Technology 3,138,227 3,138,227 – –
Real Estate 68,393 68,393 – –
Utilities 90,587 90,587 – –
Preferred Stock
Communications Services 615,022 615,022 – –
Consumer Staples 85,050 85,050 – –
Energy 403,596 403,596 – –
Financials 5,125,752 4,900,806 224,946 –
Health Care 315,615 315,615 – –
Industrials 474,844 322,966 151,878 –
Real Estate 413,388 413,388 – –
Utilities 1,567,533 1,567,533 – –
Short-Term Investments 1,199,980 – 1,199,980 –
Subtotal Investments in Securities $ 696,735,400 $ 45,155,908 $ 648,580,904 $ 2,998,588
Other Investments  * Total
Affiliated Registered Investment Companies 124,207,190
Affiliated Short-Term Investments 132,687,818
Collateral Held for Securities Loaned 17,659,140
Subtotal Other Investments $ 274,554,148
Total Investments at Value $ 971,289,548
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,270,320 1,270,320 – –
Total Asset Derivatives $ 1,270,320 $ 1,270,320 $ – $ –
Liability Derivatives
Futures Contracts 499,291 499,291 – –
Total Liability Derivatives $ 499,291 $ 499,291 $ – $ –
The following table presents Opportunity Income Plus Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling
$699,992 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 104 September 2021 $ 12,856,293 $ 86,019
CBOT U.S. Long Bond 28 September 2021 4,371,373 240,752
CME Ultra Long Term U.S. Treasury Bond 86 September 2021 16,216,139 943,549
Total Futures Long Contracts $ 33,443,805 $ 1,270,320
CBOT 10-Yr. U.S. Treasury Note (100) September 2021 ( $ 13,172,334 ) ( $ 272,979 )
CBOT 2-Yr. U.S. Treasury Note (9) September 2021 (1,985,035) (871)
Ultra 10-Yr. U.S. Treasury Note (40) September 2021 (5,784,559) (225,441)
Total Futures Short Contracts ( $ 20,941,928 ) ( $ 499,291 )
Total Futures Contracts $ 12,501,877 $ 771,029
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 116,538 $ 6,470 $ 500 $ 124,207 12,471 14.7%
Total Affiliated Registered Investment
Companies 116,538 124,207 14.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% 116,110 438,439 421,861 132,688 13,269 15.8
Total Affiliated Short-Term Investments 116,110 132,688 15.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,843 147,618 131,802 17,659 17,659 2.1
Total Collateral Held for Securities Loaned 1,843 17,659 2.1
Total Value $ 234,491 $ 274,554

Opportunity Income Plus Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(22) $1,721 $ – $3,969
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% (9) 9 – 178
Total Income/Non Income Cash from Affiliated Investments $4,147
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 40
Total Affiliated Income from Securities Loaned, Net $40
Total $(31) $1,730 $ 0

Small Cap Growth Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.5% ) Value
Consumer Discretionary (14.6%)
22,121 Bally's Corporation
a
$ 1,089,459
15,172 Choice Hotels International, Inc. 1,819,123
51,662 Cooper-Standard Holdings, Inc.
a
1,345,795
91,044 Duluth Holdings, Inc.
a,b
1,362,929
172,991 Everi Holdings, Inc.
a
3,925,166
9,327 Five Below, Inc.
a
1,813,355
4,625 Lithia Motors, Inc. 1,744,643
23,868 Magnite , Inc.
a
723,200
20,283 Ollie's Bargain Outlet Holdings,
Inc.
a
1,888,347
13,425 Papa John's International, Inc. 1,532,061
21,326 Planet Fitness, Inc.
a
1,604,355
39,883 Skyline Corporation
a
2,249,401
63,934 ThredUp , Inc.
a
1,525,465
11,490 Wingstop , Inc. 1,968,352
Total 24,591,651
Consumer Staples (3.5%)
110,070 e.l.f . Beauty, Inc.
a
3,039,033
52,918 Turning Point Brands, Inc. 2,805,712
Total 5,844,745
Energy (0.2%)
46,104 Nine Energy Service, Inc.
a
121,254
24,978 Talos Energy, Inc.
a
288,246
Total 409,500
Financials (4.7%)
22,444 Ameris Bancorp 1,091,003
15,126 Hamilton Lane, Inc. 1,406,718
7,754 Kinsale Capital Group, Inc. 1,385,213
24,370 Seacoast Banking Corporation of
Florida 740,604
10,212 TMX Group, Ltd. 1,121,470
24,235 Western Alliance Bancorp 2,249,493
Total 7,994,501
Health Care (20.3%)
25,241 ACADIA Pharmaceuticals, Inc.
a
545,963
26,617 Adaptive Biotechnologies
Corporation
a
975,779
7,053 Arena Pharmaceuticals, Inc.
a
436,299
2,730 Argenx SE ADR
a
831,094
4,525 Ascendis Pharma AS ADR
a
534,810
37,123 Axonics Modulation Technologies,
Inc.
a
2,522,508
7,749 Biohaven Pharmaceutical Holding
Company, Ltd.
a
976,452
4,093 Bio- Techne Corporation 1,973,808
5,113 Global Blood Therapeutics, Inc.
a
139,738
12,354 Guardant Health, Inc.
a
1,356,469
23,867 Immunocore Holdings plc ADR
a
780,928
12,860 Inspire Medical Systems, Inc.
a
2,355,438
20,069 LHC Group, Inc.
a
4,318,447
21,091 Natera , Inc.
a
2,415,341
14,563 Nevro Corporation
a
2,257,265
29,006 Phreesia , Inc.
a
1,982,560
25,776 Progyny , Inc.
a
1,435,465
32,562 Pulmonx Corporation
a
1,291,409
9,713 Repligen Corporation
a
2,386,484
4,896 Sarepta Therapeutics, Inc.
a
331,851
40,797 Silk Road Medical, Inc.
a
2,047,194
25,277 Tactile Systems Technology, Inc.
a
1,238,067
24,960 Vor BioPharma , Inc.
a
312,499
Shares Common Stock (98.5%) Value
Health Care (20.3%) - continued
19,531 Zymeworks , Inc.
a
$ 626,750
Total 34,072,618
Industrials (22.7%)
42,511 Altra Industrial Motion Corporation 2,664,589
21,987 ASGN, Inc.
a
2,223,545
17,995 Chart Industries, Inc.
a
2,797,323
88,119 First Advantage Corporation
a
1,728,014
15,458 Forward Air Corporation 1,367,105
13,493 Lincoln Electric Holdings, Inc. 1,881,329
21,696 Mercury Systems, Inc.
a
1,431,936
88,908 Meritor, Inc.
a
2,163,132
18,787 Middleby Corporation
a
3,597,523
86,478 Ranpak Holdings Corporation
a
2,215,566
8,273 RBC Bearings, Inc.
a
1,944,155
21,063 Regal-Beloit Corporation 3,101,105
45,704 Rush Enterprises, Inc. 2,147,631
7,301 Saia, Inc.
a
1,650,026
13,749 Simpson Manufacturing Company,
Inc. 1,546,488
87,792 Summit Materials, Inc.
a
2,949,811
57,093 Sun Country Airlines Holdings,
Inc.
a
1,854,952
23,847 Willdan Group, Inc.
a
983,689
Total 38,247,919
Information Technology (27.6%)
39,521 Anaplan, Inc.
a
2,260,601
18,721 Avalara, Inc.
a
3,129,590
19,337 Bandwidth, Inc.
a
2,507,235
26,290 BigCommerce Holdings, Inc.
a
1,702,540
3,627 Blackline, Inc.
a
414,893
38,958 Calix, Inc.
a
1,822,455
15,396 Cognex Corporation 1,391,952
20,937 Descartes Systems Group, Inc.
a
1,521,282
16,592 Dolby Laboratories, Inc. 1,611,083
13,521 Endava plc ADR
a
1,739,071
14,075 Five9, Inc.
a
2,833,157
34,056 Lattice Semiconductor
Corporation
a
1,932,678
35,401 LivePerson , Inc.
a
2,254,690
35,083 LiveRamp Holding, Inc.
a
1,403,671
67,801 Medallia , Inc.
a
2,296,420
13,035 MKS Instruments, Inc. 2,039,195
7,021 Monolithic Power Systems, Inc. 3,154,255
8,810 Nova Measuring Instruments,
Ltd.
a,b
861,618
15,794 Q2 Holdings, Inc.
a
1,631,678
8,040 Rogers Corporation
a
1,532,424
10,207 SailPoint Technologies Holdings,
Inc.
a
510,248
72,299 Sierra Wireless, Inc.
a
1,398,263
8,212 SiTime Corporation
a
1,113,876
25,400 Sprout Social, Inc.
a
2,256,536
23,542 Workiva , Inc.
a
3,055,045
Total 46,374,456
Materials (1.8%)
14,019 Innospec , Inc. 1,239,981
6,910 Quaker Chemical Corporation 1,739,523
Total 2,979,504
Real Estate (3.1%)
65,781 Cushman and Wakefield plc
a
1,228,131
9,432 FirstService Corporation 1,753,975

Small Cap Growth Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Real Estate (3.1%) - continued
15,440 NexPoint Residential Trust, Inc. $ 910,188
21,076 Rexford Industrial Realty, Inc. 1,296,596
Total 5,188,890
Total Common Stock
(cost $145,473,542) 165,703,784
Shares
Registered Investment
Companies ( 0.8% ) Value
Unaffiliated  (0.8%)
7,303 SPDR S&P Biotech ETF
b
901,264
6,039 SPDR S&P Oil & Gas Exploration
ETF
b
500,029
Total 1,401,293
Total Registered Investment
Companies (cost $1,421,431) 1,401,293
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
1,261,490 Thrivent Cash Management Trust 1,261,490
Total Collateral Held for
Securities Loaned
(cost $1,261,490) 1,261,490
Shares Short-Term Investments ( 1.1% ) Value
Thrivent Core Short-Term Reserve
Fund
187,366 0.130% 1,873,664
Total Short-Term Investments
(cost $1,873,664) 1,873,664
Total Investments (cost
$150,030,127) 101.2% $170,240,231
Other Assets and Liabilities, Net
(1.2%) (2,034,799)
Total Net Assets 100.0% $168,205,432
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 1,221,915
Total lending $1,221,915
Gross amount payable upon return of
collateral for securities loaned $1,261,490
Net amounts due to counterparty $39,575
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Growth Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 24,591,651 24,591,651 – –
Consumer Staples 5,844,745 5,844,745 – –
Energy 409,500 409,500 – –
Financials 7,994,501 6,873,031 1,121,470 –
Health Care 34,072,618 34,072,618 – –
Industrials 38,247,919 38,247,919 – –
Information Technology 46,374,456 46,374,456 – –
Materials 2,979,504 2,979,504 – –
Real Estate 5,188,890 5,188,890 – –
Registered Investment Companies
Unaffiliated 1,401,293 1,401,293 – –
Subtotal Investments in Securities $167,105,077 $165,983,607 $1,121,470 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,873,664
Collateral Held for Securities Loaned 1,261,490
Subtotal Other Investments $3,135,154
Total Investments at Value $170,240,231
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $319 $32,426 $30,871 $1,874 187 1.1%
Total Affiliated Short-Term Investments 319 1,874 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   685 11,562 10,986 1,261 1,261 0.8
Total Collateral Held for Securities Loaned 685 1,261 0.8
Total Value $1,004 $3,135
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $1 $(1) $– $2
Total Income/Non Income Cash from Affiliated Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 3
Total Affiliated Income from Securities Loaned, Net $3
Total $1 $(1) $0

Small Cap Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Communications Services (1.3%)
901,296 QuinStreet , Inc.
a
$ 16,529,769
Total 16,529,769
Consumer Discretionary (12.0%)
301,941 Cedar Fair, LP
a
12,681,522
114,648 Clarus Corporation 3,269,761
459,075 Cooper-Standard Holdings, Inc.
a
11,958,904
163,571 Crocs, Inc.
a
22,214,577
939,662 Everi Holdings, Inc.
a
21,320,931
408,195 Leggett & Platt, Inc. 19,605,606
276,759 Miller Industries, Inc. 10,381,230
170,808 Sleep Number Corporation
a
16,945,862
390,556 Stoneridge, Inc.
a
11,306,596
464,531 ThredUp , Inc.
a
11,083,710
280,305 Zumiez , Inc.
a
12,235,313
Total 153,004,012
Consumer Staples (3.7%)
91,274 John B. Sanfilippo & Son, Inc. 8,430,066
1,170,496 Primo Water Corporation 19,348,299
368,847 Turning Point Brands, Inc. 19,556,268
Total 47,334,633
Energy (2.2%)
336,633 Devon Energy Corporation 8,698,597
646,612 Helmerich & Payne, Inc. 18,538,366
435,546 Nine Energy Service, Inc.
a
1,145,486
Total 28,382,449
Financials (19.4%)
371,869 Air Lease Corporation 15,752,371
331,277 Assured Guaranty, Ltd. 15,838,353
316,070 Bank of N.T. Butterfield & Son, Ltd. 10,474,560
705,248 Bridgewater Bancshares, Inc.
a
11,439,123
465,100 Byline Bancorp, Inc. 11,446,111
482,660 Columbia Banking System, Inc. 16,864,140
327,380 Enterprise Financial Services
Corporation 14,591,327
132,880 Evercore , Inc. 17,566,736
180,508 Glacier Bancorp, Inc. 9,306,992
505,591 Heartland Financial USA, Inc. 23,065,061
110,623 Houlihan Lokey , Inc. 9,856,509
118,425 Primerica, Inc. 17,316,104
424,310 Seacoast Banking Corporation of
Florida 12,894,781
76,264 Selective Insurance Group, Inc. 6,204,076
315,581 Synovus Financial Corporation 12,907,263
232,344 Triumph Bancorp, Inc.
a
17,811,491
249,657 Western Alliance Bancorp 23,173,163
Total 246,508,161
Health Care (10.0%)
205,998 AMN Healthcare Services, Inc.
a
20,715,159
77,810 Biohaven Pharmaceutical Holding
Company, Ltd.
a
9,804,838
271,670 Halozyme Therapeutics, Inc.
a
11,228,121
174,103 InMode , Ltd.
a
19,790,288
833,350 Lantheus Holdings, Inc.
a
21,808,770
53,640 LHC Group, Inc.
a
11,542,255
260,418 Syneos Health, Inc.
a
23,351,682
1,352,747 Viemed Healthcare, Inc.
a
9,415,119
Total 127,656,232
Shares Common Stock (98.2%) Value
Industrials (19.0%)
170,300 Altra Industrial Motion Corporation $ 10,674,404
156,387 ASGN, Inc.
a
15,815,417
620,536 Badger Infrastructure Solution 17,333,825
154,353 Crane Company 15,007,742
147,944 Curtiss-Wright Corporation 17,501,775
39,961 Encore Wire Corporation 3,134,141
185,266 Forward Air Corporation 16,384,925
225,389 Helios Technologies, Inc. 18,222,701
132,120 Lincoln Electric Holdings, Inc. 18,421,492
219,922 Manpower, Inc. 26,078,351
618,594 Meritor, Inc.
a
15,050,392
88,143 Middleby Corporation
a
16,878,503
368,691 NAPCO Security Technologies,
Inc.
a
13,033,227
417,994 US Ecology, Inc.
a
14,629,790
219,012 WESCO International, Inc.
a
23,313,827
Total 241,480,512
Information Technology (14.0%)
102,875 Advanced Energy Industries, Inc. 10,673,281
308,180 Agilysys , Inc.
a
17,122,481
209,073 Axcelis Technologies, Inc.
a
8,059,764
188,436 BigCommerce Holdings, Inc.
a
12,203,115
183,512 Ciena Corporation
a
10,669,388
208,331 Computer Services, Inc. 12,095,698
123,573 Dolby Laboratories, Inc. 11,998,938
566,174 Gilat Satellite Networks, Ltd. 5,933,504
47,149 Littelfuse , Inc. 12,541,163
331,711 National Instruments Corporation 14,631,772
418,411 Sonos , Inc.
a
13,966,559
2,061,688 TTM Technologies, Inc.
a
28,843,015
147,471 Workiva , Inc.
a
19,137,312
Total 177,875,990
Materials (7.5%)
215,380 Ashland Global Holdings, Inc. 18,322,377
457,575 Carpenter Technology Corporation 17,456,486
634,923 Element Solutions, Inc. 14,850,849
1,822,536 Ivanhoe Mines, Ltd.
a
13,527,319
237,903 UFP Technologies, Inc.
a
14,221,841
117,094 United States Lime & Minerals, Inc. 16,276,066
Total 94,654,938
Real Estate (7.1%)
76,333 Agree Realty Corporation 5,736,425
376,033 American Campus Communities,
Inc. 18,918,220
152,096 Colliers International Group, Inc. 19,558,025
143,944 Healthcare Realty Trust, Inc. 4,588,935
620,866 Independence Realty Trust, Inc. 11,970,296
175,385 National Storage Affiliates Trust 9,500,605
174,960 Rayonier, Inc. REIT 6,597,742
1,178,567 Sunstone Hotel Investors, Inc.
a
13,600,663
Total 90,470,911
Utilities (2.0%)
95,059 NorthWestern Corporation 5,892,707
196,600 Portland General Electric
Company 9,613,740
130,558 Spire, Inc. 9,263,090
Total 24,769,537
Total Common Stock
(cost $925,587,353) 1,248,667,144

Small Cap Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
2,785,556 0.130% $ 27,855,565
Total Short-Term Investments
(cost $27,852,969) 27,855,565
Total Investments (cost
$953,440,322) 100.4% $1,276,522,709
Other Assets and Liabilities, Net
(0.4%) (4,586,292)
Total Net Assets 100.0% $1,271,936,417
a Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 16,529,769 16,529,769 – –
Consumer Discretionary 153,004,012 153,004,012 – –
Consumer Staples 47,334,633 47,334,633 – –
Energy 28,382,449 28,382,449 – –
Financials 246,508,161 246,508,161 – –
Health Care 127,656,232 127,656,232 – –
Industrials 241,480,512 224,146,687 17,333,825 –
Information Technology 177,875,990 177,875,990 – –
Materials 94,654,938 81,127,619 13,527,319 –
Real Estate 90,470,911 90,470,911 – –
Utilities 24,769,537 24,769,537 – –
Subtotal Investments in Securities $1,248,667,144 $1,217,806,000 $30,861,144 $–
Other Investments  * Total
Affiliated Short-Term Investments 27,855,565
Subtotal Other Investments $27,855,565
Total Investments at Value $1,276,522,709
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Stock Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $8,123 $309,135 $289,402 $27,856 2,786 2.2%
Total Affiliated Short-Term Investments 8,123 27,856 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,298 162,826 171,124 – – –
Total Collateral Held for Securities Loaned 8,298 – –
Total Value $16,421 $27,856
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $30
Total Income/Non Income Cash from Affiliated Investments $30
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 13
Total Affiliated Income from Securities Loaned, Net $13
Total $– $– $0

Notes to Schedule of Investments
as of July 30, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as

Notes to Schedule of Investments
as of July 30, 2021
(unaudited)

counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended July 30, 2021, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or to
manage the duration of the Fund.
During the period ended July 30, 2021, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on interest rate futures to hedge interest rate risk and/or to manage duration of the Fund.

Notes to Schedule of Investments
as of July 30, 2021
(unaudited)

Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended July 30, 2021, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, High Yield, Income, Limited Maturity Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used
treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the period ended July 30, 2021, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation and Opportunity
Income Plus used equity futures to manage exposure to the
equities markets.
During the period ended July 30, 2021, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, and Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation used foreign
exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.  During the period ended July 30, 2021, none of the Funds engaged in this type of transaction.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit

Notes to Schedule of Investments
as of July 30, 2021
(unaudited)

default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended July 30, 2021, High Yield, Moderate
Allocation, Moderately Aggressive Allocation and Moderately
Conservative Allocation used CDX indexes (comprised of credit default swaps) to help manage credit risk exposures within the
Fund.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.